SUPPLEMENT DATED AUGUST 3, 2001
                      TO THE PRINCIPAL INVESTORS FUND, INC.
      ADVISORS SELECT CLASS AND ADVISORS PREFERRED CLASS SHARES PROSPECTUS
                               DATED JUNE 15, 2001


On page  104,  under  the  Day-to-day  Fund  Management  and  Portfolio  Manager
Experience   sections  for  the  International  II  Fund,  delete  the  name  of
Christopher Selth.



FV 197 S-1

                         PRINCIPAL INVESTORS FUND, INC.
                              Advisors Select Class
                            Advisors Preferred Class







              This Prospectus describes a mutual fund organized by
             Principal Life Insurance Company(R) ("The Principal").





                  The date of this Prospectus is June 15, 2001.





   As with all mutual funds, the Securities and Exchange Commission ("SEC") has not approved or disapproved the Fund's securities nor has it determined that this Prospectus is accurate or complete. It is a criminal offense to represent otherwise.

                                TABLE OF CONTENTS


  Fund Descriptions...............................................4
      Stable Funds
         Capital Preservation Fund.................................
         High Quality Short-Term Bond Fund........................6
         Money Market Fund........................................8

      Conservative Funds
         Bond & Mortgage Securities Fund.........................10
         Government Securities Fund..............................12
         High Quality Intermediate-Term Bond Fund................14
         High Quality Long-Term Bond Fund........................16

      Moderate Funds
         Balanced Fund...........................................18
         LargeCap Blend Fund.....................................20
         LargeCap Growth Fund....................................22
         LargeCap S&P 500 Index Fund.............................24
         LargeCap Value Fund.....................................26
         MidCap Value Fund.......................................28
         Partners LargeCap Blend Fund............................30
         Partners LargeCap Growth Fund I.........................32
         Partners LargeCap Growth Fund II........................34
         Partners LargeCap Value Fund............................36
         Partners MidCap Value Fund..............................38

      Aggressive Funds
         MidCap Blend Fund.......................................42
         MidCap Growth Fund......................................44
         MidCap S&P 400 Index Fund...............................46
         Partners MidCap Blend Fund..............................48
         Partners MidCap Growth Fund.............................50
         Partners SmallCap Growth Fund I.........................52
         Partners SmallCap Growth Fund II........................54
         Partners SmallCap Value Fund............................56
         Real Estate Fund........................................40
         SmallCap Blend Fund.....................................58
         SmallCap Growth Fund....................................60
         SmallCap S&P 600 Index Fund.............................62
         SmallCap Value Fund.....................................64
         Technology Fund.........................................66

      Dynamic Funds
         European Fund...........................................68
         International Emerging Markets Fund.....................70
         International Fund I....................................72
         International Fund II...................................74
         International SmallCap Fund.............................76
         Pacific Basin Fund......................................78

      LifeTime Funds
         LifeTime 2010 Fund......................................80
         LifeTime 2020 Fund......................................82
         LifeTime 2030 Fund......................................84
         LifeTime 2040 Fund......................................86
         LifeTime 2050 Fund......................................88
         LifeTime Strategic Income Fund..........................90

  General Information
      The Costs of Investing.....................................92
      Certain Investment Strategies and Related Risks............93
      Management, Organization and Capital Structure.............98
      Shareholder Information...................................100
      Fund Account Information..................................103

  Financial Highlights..........................................

  Appendix A....................................................104


The Principal Investors Funds have been divided into categories. The working definition of each category is shown below:

Stable
Investment options that historically have had lower earnings over longer periods of time and have not changed much in value over short periods of time as compared to the other categories. Examples are money market, some short-term bond and stable value investment options.

Conservative
Investments, including government securities, mortgage-backed securities, and corporate bonds, that change in value as interest rates change. They are generally less volatile than stocks.

Moderate
In general, these are stocks of large U.S. companies. In the past, they have been more volatile than corporate and government bonds. Balanced investments (that include both stocks and bonds) are also considered to be moderate investment options.

Aggressive
Although there are exceptions, these investments are generally stocks of small and medium-size U.S. companies. These investments can change in value very quickly over short time periods.

Dynamic
In general, theses are stocks of foreign companies. These investments have additional risks associated with foreign investing, such as currency risk, and can change in value very quickly over short-term periods.

LifeTime
The LifeTime Funds invest in a combination of Principal Investors Funds (the underlying funds). Each LifeTime Fund may invest in the equity, fixed-income and money market funds and allocates its assets among the underlying funds according to an asset allocation strategy. The LifeTime Strategic Income Fund is designed for investors already in retirement. Each of the other LifeTime Funds seek to become increasingly conservative as the Fund approaches its target retirement date.
      For example: The LifeTime 2030 Fund, with a target retirement year that is nearly 30 years away, has a relatively aggressive target asset allocation. The LifeTime 2010 Fund, with a target retirement year that is less than ten years away, has a relatively conservative target asset allocation.

FUND DESCRIPTIONS

Principal Investors Fund, Inc. is comprised of many investment portfolios ("Funds"). Principal Management Corporation,* the "Manager" of each of the Funds, seeks to provide a broad range of investment approaches through the Principal Investors Fund.

The Manager has selected a Sub-Advisor for each Fund based on the Sub-Advisor's experience with the investment strategy for which it was selected. The Sub-Advisor for each Fund is shown with the Fund's description on the following pages. The Sub-Advisors are:

   Alliance Capital Management L.P. through its                   Federated
Investment Management Company ("Federated")
     Bernstein Investment Research and Management                 Invista
Capital Management, LLC(R)("Invista")*
     unit ("Bernstein")                                           Morgan Stanley
Asset Management ("Morgan Stanley")
   American Century Investment Management, Inc.                   Neuberger
Berman Management Inc. ("Neuberger Berman")
     ("American Century")                                         Principal
Capital Income Investors, LLC ("PCII")*
   Ark Asset Management Co., Inc. ("Ark Asset")                   Principal
Capital Real Estate Investors, LLC ("PCREI")*
   BT Funds Management (International) Limited ("BT")*            Turner
Investment Partners, Inc. ("Turner")

     * Principal Management Corporation, Invista, PCII, PCREI, BT, Princor and The Principal are members of the Principal Financial Group.(R)

Shares of the Funds are available to an employer's sponsored plan(s) (the "plan") through the Principal Advantagesm Service Agreement. Two classes of shares of each of the Funds are offered through this Prospectus. Both classes are currently available through certain registered representatives of dealers selected by Princor Financial Services Corporation ("Princor"), the distributor of the Funds or through fee-based financial planners.


The Advisors Select class is offered to plans with plan assets* of at least $3 million but less than $10 million. The Advisors Preferred Class is offered to plans with plan assets* of at least $10 million and to plan customers of affiliates of the Principal.

* for purposes of determining share class eligibility, plan assets include the plan's investments in:
     o    Principal Investors Fund, Inc.;
     o    The Principal Self-Directed Brokerage Accountsm;
     o mutual funds owned by the plan which are held by Delaware Charter Guarantee & Trust Company; and
     o a Guaranteed Interest Account (GIC) under a Flexible Investment Annuity (FIA) group annuity contract (offered by The Principal) previously entered into by the plan and the plan has chosen the Principal Investors Fund as a new funding vehicle for the plan. The GIC is left under the FIA until it matures.

For more information about Principal Advantage, contact us at www.principal.com or call 1-800-547-7754.

In the  description  for each Fund,  there is  important  information  about the
Fund's:

Primary investment strategy
This section summarizes how each Fund intends to achieve its investment objective. It identifies the Fund's primary investment strategy (including the type or types of securities in which the Fund invests) and any policy to concentrate in securities of issuers in a particular industry or group of industries.

Each Fund is designed to be a portion of an investor's portfolio. None of the Funds is intended to be a complete investment program. Investors should consider the risks of each Fund before making an investment and be prepared to maintain the investment during periods of adverse market conditions.

A description of the main risks is included with the discussion of each Fund. A full discussion of risks appears later in the Prospectus under the caption "Certain Investment Strategies and Related Risks."

Annual operating expenses
The annual operating expenses for each Fund are deducted from that Fund's assets (stated as a percentage of Fund assets). A Fund's operating expenses are shown with each Fund. A discussion of the fees is found in the section of the Prospectus titled "The Costs of Investing."

The examples are intended to help investors compare the cost of investing in a particular Fund with the cost of investing in other mutual funds. The examples assume an investment of $10,000 in a Fund for the time periods indicated. The examples also assume that the investment has a 5% total return each year and that the Fund's operating expenses are the same as the expenses shown. Based on these assumptions, the costs would be as shown.

Fund performance
Because the Funds are new and have not completed a full calendar year of operations, only limited performance information is included in this Prospectus. To obtain performance information for a Fund after its first full calendar quarter of operations, contact us at www.principal.com or call 1-800-547-7754. Remember that a Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

Call the Principal Investors Fund (1-800-547-7754) to get the current 7-day yield for the Money Market Fund.

NOTE: No salesperson, dealer or other person is authorized to give information or make representations about a Fund other than those contained in this Prospectus. Information or representations not contained in this Prospectus may not be relied upon as having been made by the Principal Investors Fund, a Fund, the Manager or any Sub-Advisor.

CAPITAL PRESERVATION FUND
The Fund seeks a high level of current income while seeking to maintain a stable value per share.

Main Strategies
The Fund pursues its investment objective by investing in a diversified portfolio of investment grade fixed-income securities, money market instruments, futures, options and other instruments and by entering into contracts ("wrapper agreements") with financial institutions, such as banks and insurance companies. Under most circumstances and over most time periods, the combination of portfolio securities and wrapper agreements is expected to provide:
o    a constant net asset value per share, and
o a rate of return that is higher than most money market mutual funds. However, there is no guarantee that either of these goals will be achieved.

Under normal circumstances, the Fund invests at least 80% of its assets in fixed-income securities of short to intermediate term maturities rated, at the time of purchase, in one of the top four categories by S&P or Moody's or, if not rated, in the opinion of the Sub-Advisor, PCII, are of comparable quality. In the event that a particular security is downgraded after purchase, PCII will determine if it should be maintained in the portfolio or sold. Under normal circumstances, the Fund will not maintain more than 5% of its assets in non-investment grade fixed-income securities.

The rest of the Fund's assets are invested in:
o    cash or other liquid assets
o    futures contracts o repurchase agreements
o    swap agreements
o    options
o    when-issued securities
o    delayed delivery securities
o wrapper agreements PCII may also use certain financing techniques such as reverse repurchase agreements.

The average portfolio duration of the Fund normally ranges from 2 to 4 years. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if the portfolio duration of the Fund is three years, a change in 1% of the Fund's yield results in a change of approximately 3% in the value of the Fund's securities. The longer a security's duration, the more sensitive it is to changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.

Under unusual market or economic conditions, the Fund may invest up to 100% of its assets in cash and cash equivalents.

Main Risks
All fixed-income securities have certain risks:
o credit risk - the possibility that the issuer does not make timely payments of principle or interest;
o interest rate risk - the possibility that the price of the security fluctuates due to changing interest rates; and
o income risk - the possibility that the Fund's income will decline when its assets are reinvested when market interest rates are falling.

The value of the securities owned by the Fund fluctuates based on these risks. PCII attempts to manage the Fund's assets to minimize these risks. In addition, the Fund invests in wrapper agreements. It is expected that under normal circumstances, the value of the wrapper agreements will fluctuate in inverse proportion to the fluctuations in the value of the securities owned by the Fund. However, there is no assurance that the Fund will be able to maintain a stable value per share.

A wrapper agreement is a contract that, under specified circumstances, requires that the wrap provider maintain a stable book value on a portion of the Fund's assets. The book value of those assets is:
                          purchase price of the assets
                                      plus
 interest on those assets at a crediting rate specified in the wrapper agreement less
                     an adjustment for impaired investments.

The Fund pays premiums to purchase wrapper agreements. These costs may reduce the Fund's investment return as compared to the return on a direct investment in the securities owned by the Fund. The wrapper may not protect the Fund if:
o an issuer of a portfolio security defaults on payment of principal or interest;
o    the issuer of a wrapper agreement defaults on its obligations;
o    the Fund is not able to obtain a wrapper  agreement for all assets it owns;
     or
o the Board of Directors determines that a wrapper agreement should be valued at a lower value than would be sufficient to maintain the Fund's stable value per share.
Any of these circumstances could result in a decline in the net asset value of a share of the Fund. PCII may use various investment techniques to reduce the Fund's risks, but there is no guarantee that the strategies will work as intended.

The Fund is not a money market fund. Assets of the Fund have longer average maturities than those of a money market fund. Because a money market fund has a shorter average maturity, its yield more closely tracks current market rates than the Fund's. In a rising interest rate environment, a money market fund's yield will rise more quickly than that of the Fund. However, in a falling interest rate environment, the money market's yield may fall more quickly than the Fund's. Over the long-term, fixed-income securities such as those purchased by the Fund have historically offered higher yields than short-term investments.

The nature of the Fund's investments - particularly the wrapper agreements - is intended to stabilize the value per share. However, as with all mutual funds, the value of the Fund's shares may rise or fall. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is designed for investors seeking preservation and stability of principal and a level of current income higher than money market funds over most time periods. It is not in itself a balanced investment plan.

Investors should consider their investment objective and tolerance for risk when making an investment decision. A plan offering investments in the Fund must impose certain restrictions on the ability of a plan participant to exchange shares for similar investment options.


Because the inception date of the Fund is June 2001, no historical performance data is available.

                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                        1 Year    3 Years

  Advisors Select Class   $137     $428

  Advisors Preferred Class 119      372

                            Fund Operating Expenses*

                                       Advisors    Advisors
                                        Select     Preferred
                                         Class       Class

     Management Fees...................  0.52%       0.52%
     12b-1 Fees........................  0.37        0.31
     Wrapper Agreement Premiums........  0.12        0.12
     Other Expenses**..................  0.38        0.26

         Total Fund Operating Expenses   1.39%       1.21%
     Wrapper Expense Reimbursement.....  0.04        0.04

                          Net Expenses   1.35%       1.17%

     * The Manager has contractually agreed to pay up to 0.04% of the wrapper agreement premiums for the Fund for an indefinite period to insure that the Total Fund Operating Expenses will not exceed 1.35% and 1.17%, respectively. The Board of Directors may terminate this expense reimbursement arrangement at any time.
     **Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09



HIGH QUALITY SHORT-TERM BOND FUND
The Fund seeks to provide current income.

Main Strategies
The Fund invests primarily in high quality, short-term fixed-income securities with a dollar weighted average maturity of four years or less. The Fund considers the term "bond" to mean any debt security. Under normal circumstances, it invests at least 80% of its assets in:
o securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;
o debt securities of U.S. issuers rated in the three highest grades by Standard & Poor's Rating Service or Moody's Investors Service, Inc. or, if unrated, in the opinion of the Sub-Advisor, PCII, of comparable quality; and
o mortgage-backed securities representing an interest in a pool of mortgage loans.

The rest of the Fund's assets are invested in securities in the fourth highest rating category or their equivalent. Securities in the fourth highest category are "investment grade." While they are considered to have adequate capacity to pay interest and repay principal, they do have speculative characteristics. Changes in economic and other conditions are more likely to affect the ability of the issuer to make principal and interest payments than is the case with issuers of higher rated securities.

Under unusual market or economic conditions, the Fund may invest up to 100% of its assets in cash and cash equivalents.

Main Risks
The Fund may invest in corporate fixed-income securities. When interest rates fall, the price of such securities rise and when interest rates rise, the price declines. In addition, the value of the corporate debt securities held by the Fund may be affected by factors such as credit rating of the entity that issued the security and its maturity. Lower quality and longer maturity securities will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity securities.

Mortgage-backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates. This may increase the volatility of the Fund.

Under normal circumstances, the Fund maintains a dollar-weighted average maturity of not more than four years. In determining the average maturity of the Fund's assets, the maturity date of callable or prepayable securities may be adjusted to reflect PCII's judgment regarding the likelihood of the security being called or prepaid.

The average portfolio duration of the Fund normally is less than three years and is based on PCII's forecast for interest rates. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if the portfolio duration of the Fund is three years, a change of 1% in the Fund's yield results in a change of approximately 3% in the value of the Fund's securities. The longer a security's duration, the more sensitive it is to changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.

As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The  Fund  is   generally   a  suitable   investment   for   investors   seeking
diversification by investing in a fixed-income mutual fund.


Because the inception date of the Fund is December 2000, only limited historical performance data is available. The year-to-date return for the Advisors Select and Advisors Preferred as of March 31, 2001 is 2.91% and 3.04%, respectively.


      Average annual total returns for the period ending December 31, 2000

This section shows how the Fund's cumulative returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

                          Since
         Class          Inception

     Advisors Select      1.08%*

     Advisors Preferred   1.08*


                                             Past One   Past Five  Past Ten
                                               Year       Years     Years

Lehman Brothers Mutual Fund 1-5
    Gov't/Credit Index                         8.91%     6.05%      6.89%
Morningstar Short-Term Bond Category           8.14      5.43       6.52


* Period from December 6, 2000, date shares first offered to the public, through December 31, 2000.


                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                               1 Year    3 Years

         Advisors Select Class   $117     $365

         Advisors Preferred Class  99      309


                             Fund Operating Expenses

                                       Advisors    Advisors
                                        Select     Preferred
                                         Class       Class

     Management Fees..................   0.40%       0.40%
     12b-1 Fees.......................   0.37        0.31
     Other Expenses*..................   0.38        0.26

         Total Fund Operating Expenses   1.15%       0.97%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09



MONEY MARKET FUND
The Fund seeks as high a level of current income as is considered consistent with preservation of principal and maintenance of liquidity.

Main Strategies
The Fund invests its assets in a portfolio of high quality, short-term money market instruments. The investments are U.S. dollar denominated securities which the Sub-Advisor, PCII, believes present minimal credit risks. At the time the Fund purchases each security, it is an "eligible security" as defined in the regulations issued under the Investment Company Act of 1940, as amended.

The Fund maintains a dollar weighted average portfolio maturity of 90 days or less. It intends to hold its investments until maturity. However, the Fund may sell a security before it matures:
o    to take advantage of market variations;
o    to generate cash to cover sales of Fund shares by its shareholders; or
o    upon revised credit opinions of the security's issuer.
The sale of a security by the Fund before maturity may not be in the best interest of the Fund. The Fund does have an ability to borrow money to cover the sale of Fund shares. The sale of portfolio securities is usually a taxable event.

It is the policy of the Fund to be as fully invested as possible to maximize current income. Securities in which the Fund invests include:
o securities issued or guaranteed by the U.S. Government, including treasury bills, notes and bonds;
o securities issued or guaranteed by agencies or instrumentalities of the U.S. Government. These are backed either by the full faith and credit of the U.S. Government or by the credit of the particular agency or instrumentality;
o    bank obligations including:
     o certificates of deposit which generally are negotiable certificates against funds deposited in a commercial bank; or
     o bankers acceptances which are time drafts drawn on a commercial bank, usually in connection with international commercial transactions.
o commercial paper, which is short-term promissory notes issued by U.S. or foreign corporations primarily to finance short-term credit needs;
o corporate debt consisting of notes, bonds or debentures which at the time of purchase by the Fund has 397 days or less remaining to maturity;
o repurchase agreements under which securities are purchased with an agreement by the seller to repurchase the security at the same price plus interest at a specified rate. Generally these have a short maturity (less than a week) but may also have a longer maturity; and
o taxable municipal obligations, which are short-term obligations issued or guaranteed by state and municipal issuers which generate taxable income.

Among the certificates of deposit typically held by the Fund are Eurodollar and Yankee obligations, which are issued in U.S. dollars by foreign banks and foreign branches of U.S. banks. Eurodollar and Yankee obligations have risks similar to U.S. money market instruments, such as income risk and credit risk. Other risks of Eurodollar and Yankee obligations include the possibilities that: a foreign government will not let U.S. dollar-denominated assets leave the country; the banks that issue Eurodollar obligations may not be subject to the same regulations as U.S. banks; and adverse political or economic developments will affect investments in a foreign country. Before the Fund's Sub-Advisor selects a Eurodollar or Yankee obligation, however, the foreign issuer undergoes the same credit-quality analysis and tests of financial strength as an issuer of domestic securities.

Main Risks
As with all mutual funds, the value of the Fund's assets may rise or fall. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investor Profile
The Fund is generally a suitable investment for investors seeking monthly dividends without incurring much principal risk.


Because the inception date of the Fund is December 2000, only limited historical performance data is available. The year-to-date return for the Advisors Select and Advisors Preferred as of March 31, 2001 is 1.22% and 1.26%, respectively.


      Average annual total returns for the period ending December 31, 2000

This section shows the Fund's average annual returns over the periods indicated.

                          Since
         Class          Inception

     Advisors Select      0.40%*
     Advisors Preferred   0.41*

     * Period from December 6, 2000, date shares first offered to the public, through December 31, 2000.



                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                 1 Year    3 Years

           Advisors Select Class   $117     $365

           Advisors Preferred Class  99      309


                             Fund Operating Expenses

                                       Advisors    Advisors
                                        Select     Preferred
                                         Class       Class

     Management Fees..................   0.40%       0.40%
     12b-1 Fees.......................   0.37        0.31
     Other Expenses*..................   0.38        0.26

         Total Fund Operating Expenses   1.15%       0.97%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09



BOND & MORTGAGE SECURITIES FUND
The Fund seeks to provide current income.

Main Strategies
The Fund invests primarily in intermediate maturity fixed-income or debt securities rated BBB or higher by Standard & Poor's Rating Service ("S&P") or Moody's Investors Service, Inc. ("Moody's"). The Fund considers the term "bond" to mean any debt security. Under normal circumstances, the Fund invests at least 75% of its assets in:
o securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;
o mortgage-backed securities representing an interest in a pool of mortgage loans;
o debt securities and taxable municipal bonds rated, at the time of purchase, in one of the top four categories by S&P or Moody's or, if not rated, in the opinion of the Sub-Advisor, PCII, of comparable quality; and
o securities issued or guaranteed by the governments of Canada (Provincial or Federal Government) or the United Kingdom payable in U.S. dollars.

The rest of the Fund's assets may be invested in:
o preferred and common stock that may be convertible (may be exchanged for a fixed number of shares of common stock of the same issuer) or may be non-convertible; or
o securities rated less than the four highest grades of S&P or Moody's but not lower than BB- (S&P) or Ba3 (Moody's) (i.e. less than investment grade).
Under unusual market or economic conditions, the Fund may invest up to 100% of its assets in cash and cash equivalents.

Main Risks
The average portfolio duration of the Fund normally varies within a three- to six-year time frame based on PCII's forecast for interest rates. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if the portfolio duration of the Fund is three years, a change of 1% in the Fund's yield results in a change of approximately 3% in the value of the Fund's securities. The longer a security's duration, the more sensitive it is to changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.

Mortgage-backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates. This may increase the volatility of the Fund.

When interest rates fall, the price of a debt security rises and when interest rates rise, the price declines. In addition, the value of securities held by the Fund may be affected by factors such as credit rating of the entity that issued the security and its maturity. Lower quality and longer maturity securities will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity securities.

Fixed-income securities that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a potentially higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies.

As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The  Fund  is   generally   a  suitable   investment   for   investors   seeking
diversification by investing in a fixed-income mutual fund.

Because the inception date of the Fund is December 2000, only limited historical performance data is available. The year-to-date return for the Advisors Select and Advisors Preferred as of March 31, 2001 is 3.08% and 3.21%, respectively.



      Average annual total returns for the period ending December 31, 2000

This section shows how the Fund's cumulative returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

                          Since
         Class          Inception

     Advisors Select      1.26%*
     Advisors Preferred   1.26*

                                              Past One Past Five  Past Ten
                                                Year     Years     Years

 Lehman Brothers Aggregate Bond Index          11.63%    6.45%      7.95%
 Morningstar Intermediate-Term Bond Category    9.45     5.43       7.62

* Period from December 6, 2000, date shares first offered to the public, through December 31, 2000.


                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                              1 Year    3 Years

        Advisors Select Class   $132     $412

        Advisors Preferred Class 114      356



                             Fund Operating Expenses

                                       Advisors    Advisors
                                        Select     Preferred
                                         Class       Class

     Management Fees..................   0.55%       0.55%
     12b-1 Fees.......................   0.37        0.31
     Other Expenses*..................   0.38        0.26

         Total Fund Operating Expenses   1.30%       1.12%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09


GOVERNMENT SECURITIES FUND
The Fund seeks to provide current income.

Main Strategies
The Fund seeks to achieve its investment objective by investing primarily (at least 65% of its assets) in securities that are issued by the U.S. Government, its agencies or instrumentalities. The Fund may invest in mortgage-backed securities representing an interest in a pool of mortgage loans. These securities are rated AAA by Standard & Poor's Corporation or Aaa by Moody's Investor Services, Inc. or, if unrated, determined by the Sub-Advisor, PCII, to be of equivalent quality.

The Fund relies on the professional judgment of PCII to make decisions about the Fund's portfolio securities. The basic investment philosophy of PCII is to seek undervalued securities that represent good long-term investment opportunities. Securities may be sold when PCII believes they no longer represent good long-term value.

The Fund may also hold cash and cash equivalents. The size of the Fund's cash position depends on various factors, including market conditions and purchases and redemptions of Fund shares. A large cash position could impact the ability of the Fund to achieve its objective but it also would reduce the Fund's exposure in the event of a market downturn and provide liquidity to make additional investments or to meet redemptions.

Main Risks
U.S. Government securities do not involve the degree of credit risk associated with investments in lower quality fixed-income securities. As a result, the yields available from U.S. Government securities are generally lower than the yields available from many other fixed-income securities. Like other fixed-income securities, the values of U.S. Government securities change as interest rates fluctuate. Fluctuations in the value of the Fund's securities do not affect interest income on securities already held by the Fund, but are reflected in the Fund's price per share. Since the magnitude of these fluctuations generally is greater at times when the Fund's average maturity is longer, under certain market conditions the Fund may invest in short-term investments yielding lower current income rather than investing in higher yielding longer term securities.

Mortgage-backed securities are subject to prepayment risk. Prepayments, unscheduled principal payments, may result from voluntary prepayment, refinancing or foreclosure of the underlying mortgage. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates and potentially increasing the volatility of the fund.

In addition, prepayments may cause losses on securities purchased at a premium (dollar amount by which the price of the bond exceeds its face value). At times, mortgage-backed securities may have higher than market interest rates and are purchased at a premium. Unscheduled prepayments are made at par and cause the Fund to experience a loss of some or all of the premium.

Although some of the securities the Fund purchases are backed by the U.S. government and its agencies, shares of the Fund are not guaranteed. When interest rates fall, the value of the Fund's shares rises, and when rates rise, the value declines. Because of the fluctuation in values of the Fund's shares, if shares are sold when their value is less than the price paid, the investor will lose money.

Investor Profile
The  Fund  is   generally   a  suitable   investment   for   investors   seeking
diversification by investing in a fixed-income mutual fund.

Because the inception date of the Fund is December 2000, only limited historical performance data is available. The year-to-date return for the Advisors Select and Advisors Preferred as of March 31, 2001 is 2.23% and 2.36%, respectively.



      Average annual total returns for the period ending December 31, 2000

This section shows how the Fund's cumulative returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

                          Since
         Class          Inception

     Advisors Select      0.96%*
     Advisors Preferred   0.96*

                                              Past One Past Five Past Ten
                                                Year     Years   Years

 Lehman Brothers Mortgage Backed
     Securities Index                          11.16%    6.91%    7.81%
 Morningstar Intermediate Government Category  10.76     5.51     6.91

* Period from December 6, 2000, date shares first offered to the public, through December 31, 2000.


                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                              1 Year    3 Years

        Advisors Select Class   $117     $365

        Advisors Preferred Class  99      309


                            Fund Operating Expenses

                                       Advisors    Advisors
                                        Select     Preferred
                                         Class       Class

     Management Fees..................   0.40%       0.40%
     12b-1 Fees.......................   0.37        0.31
     Other Expenses*..................   0.38        0.26

         Total Fund Operating Expenses   1.15%       0.97%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09


HIGH  QUALITY  INTERMEDIATE-TERM  BOND FUND
The Fund seeks to provide current income.

Main Strategies
The Fund invests primarily in intermediate term fixed-income securities rated A or higher by Standard & Poor's Rating Service ("S&P") or Moody's Investors Service, Inc. ("Moody's"). The Fund considers the term "bond" to mean any debt security. Under normal circumstances, the Fund invests at least 80% of its assets in:
o securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;
o mortgage-backed securities representing an interest in a pool of mortgage loans;
o debt securities and taxable municipal bonds rated, at the time of purchase, in one of the top three categories by S&P or Moody's or, if not rated, in the opinion of the Sub-Advisor, PCII, of comparable quality; and
o securities issued or guaranteed by the governments of Canada (Provincial or Federal Government) or the United Kingdom payable in U.S. dollars.

The rest of the Fund's assets may be invested in:
o common stock and preferred stock that may be convertible (may be exchanged for a fixed number of shares of common stock of the same issuer) or may be non-convertible; or
o securities rated less than the three highest grades of S&P or Moody's but not lower than BBB- (S&P) or BAA3 (Moody's) (i.e. less than investment grade).
Under unusual market or economic conditions, the Fund may invest up to 100% of its assets in cash and cash equivalents.

Main Risks
The average portfolio duration of the Fund normally varies within a three- to six-year time frame based on PCII's forecast for interest rates. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if the portfolio duration of the Fund is three years, a change of 1% in the Fund's yield results in a change of approximately 3% in the value of the Fund's securities. The longer a security's duration, the more sensitive it is to changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.

Although some of the securities the Fund purchases are backed by the U.S. government and its agencies, shares of the Fund are not guaranteed. The values of U.S. Government securities change as interest rates fluctuate. Fluctuations in the value of the Fund's securities do not affect interest income on securities already held by the Fund, but are reflected in the Fund's price per share.

Mortgage-backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest. This may increase the volatility of the Fund.

When interest rates fall, the price of a bond rises and when interest rates rise, the price declines. In addition, the value of securities held by the Fund may be affected by factors such as credit rating of the entity that issued the bond and effective maturities of the bond. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds.

As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The  Fund  is   generally   a  suitable   investment   for   investors   seeking
diversification by investing in a fixed-income mutual fund.

Because the inception date of the Fund is December 2000, only limited historical performance data is available. The year-to-date return for the Advisors Select and Advisors Preferred as of March 31, 2001 is 2.71% and 2.74%, respectively.



      Average annual total returns for the period ending December 31, 2000

This section shows how the Fund's cumulative returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

                          Since
         Class          Inception

     Advisors Select      1.27%*
     Advisors Preferred   1.27*

                                             Past One Past Five  Past Ten
                                               Year     Years     Years

Lehman Brothers Aggregate Bond Index          11.63%    6.45%      7.95%
Morningstar Intermediate-Term Bond Category    9.45     5.43       7.62

* Period from December 6, 2000, date shares first offered to the public, through December 31, 2000.


                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                             1 Year    3 Years

       Advisors Select Class   $117     $365

       Advisors Preferred Class  99      309

                            Fund Operating Expenses

                                       Advisors    Advisors
                                        Select     Preferred
                                         Class       Class

     Management Fees..................   0.40%       0.40%
     12b-1 Fees.......................   0.37        0.31
     Other Expenses*..................   0.38        0.26

         Total Fund Operating Expenses   1.15%       0.97%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09




HIGH QUALITY LONG-TERM BOND FUND
The Fund seeks to provide current income.

Main Strategies
The Fund invests primarily in long-term fixed-income securities rated A or higher by Standard & Poor's Rating Service ("S&P") or Moody's Investors Service, Inc. ("Moody's"). The Fund considers the term "bond" to mean any debt security. Under normal circumstances, the Fund invests at least 75% of its assets in:
o securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;
o mortgage-backed securities representing an interest in a pool of mortgage loans;
o debt securities and taxable municipal bonds rated, at the time of purchase, in one of the top three categories by S&P or Moody's or, if not rated, in the opinion of the Sub-Advisor, PCII, of comparable quality; and
o securities issued or guaranteed by the governments of Canada (Provincial or Federal Government) or the United Kingdom payable in U.S. dollars.

The rest of the Fund's assets may be invested in:
o common stock and preferred stock that may be convertible (may be exchanged for a fixed number of shares of common stock of the same issuer) or may be non-convertible; or
o securities rated less than the three highest grades of S&P or Moody's but not lower than BBB- (S&P) or BAA3 (Moody's) (i.e., less than investment grade).
Under unusual market or economic conditions, the Fund may invest up to 100% of its assets in cash and cash equivalents.

Main Risks
The average portfolio duration of the Fund normally is greater than six years and is based on PCII's forecast for interest rates. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if the portfolio duration of the Fund is six years, a change of 1% in the Fund's yield results in a change of approximately 6% in the value of the Fund's securities. The longer a security's duration, the more sensitive it is to changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.

Although some of the securities the Fund purchases are backed by the U.S. government and its agencies, shares of the Fund are not guaranteed. The values of U.S. Government securities change as interest rates fluctuate. Fluctuations in the value of the Fund's securities do not affect interest income on securities already held by the Fund, but are reflected in the Fund's price per share.

When interest rates fall, the price of a bond rises and when interest rates rise, the price declines. In addition, the value of securities held by the Fund may be affected by factors such as credit rating of the entity that issued the bond and effective maturities of the bond. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds.

As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The  Fund  is   generally   a  suitable   investment   for   investors   seeking
diversification by investing in a fixed-income mutual fund.

Because the inception date of the Fund is December 2000, only limited historical performance data is available. The year-to-date return for the Advisors Select and Advisors Preferred as of March 31, 2001 is 1.71% and 1.74%, respectively.




      Average annual total returns for the period ending December 31, 2000

This section shows how the Fund's cumulative returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

                          Since
         Class          Inception

     Advisors Select      1.69%*
     Advisors Preferred   1.69*


                                               Past One Past Five  Past Ten
                                                 Year     Years      Years

Lehman Brothers Long Term Gov't./Corporate
  Bond Index                                    16.16%    6.57%      9.59%
Morningstar Long-Term Bond Category              9.26     5.31       7.83

* Period from December 6, 2000, date shares first offered to the public, through December 31, 2000.

                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                            1 Year    3 Years

      Advisors Select Class   $117     $365

      Advisors Preferred Class  99      309

                            Fund Operating Expenses

                                       Advisors    Advisors
                                        Select     Preferred
                                         Class       Class

     Management Fees..................   0.40%       0.40%
     12b-1 Fees.......................   0.37        0.31
     Other Expenses*..................   0.38        0.26

         Total Fund Operating Expenses   1.15%       0.97%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09




BALANCED FUND
The Fund seeks to generate a total return consisting of current income and long-term growth of capital.

Main Strategies
The Fund seeks growth of capital and current income by investing primarily in common stocks and corporate bonds. It may also invest in other equity securities, government bonds and notes (obligations of the U.S. government or its agencies or instrumentalities) and cash. Though the percentages in each category are not fixed, common stocks generally represent 40% to 70% of the Fund's assets. The remainder of the Fund's assets is invested in bonds and cash.

Invista serves as Sub-Advisor for the portion of the Fund's portfolio that is invested in equity securities. In making its selection Invista looks for companies that have predictable earnings and which, based on growth prospects, it believes are undervalued in the marketplace. Invista buys stocks with the objective of long-term capital appreciation. From time to time, Invista purchases stocks with the expectation of price appreciation over the short-term. In response to changes in economic conditions, Invista may change the make-up of the portfolio and emphasize different market sectors by buying and selling the portfolio's stocks. The Fund may invest up to 25% of its assets in securities of foreign companies.

PCII serves as Sub-Advisor for the portion of the Fund's portfolio that is invested in fixed-income securities. Fixed-income securities are purchased to generate income and for capital appreciation purposes when PCII thinks that declining interest rates may increase market value. Deep discount bonds (those which sell at a substantial discount from their face amount) are also purchased to generate capital appreciation. The Fund may invest in bonds with speculative characteristics but does not intend to invest more than 5% of its assets in securities rated below BBB by Standard & Poor's Rating Service or Baa by Moody's Investors Service, Inc. Fixed-income securities that are not investment grade are commonly referred to as "junk bonds" or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies.

Main Risks
The value of the stocks owned by the Fund changes on a daily basis. Stock prices reflect the activities of individual companies as well as general market and economic conditions. In the short-term, stock prices can fluctuate dramatically in response to these factors. Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

Fixed-income security values change daily. Their prices reflect changes in interest rates, market conditions and announcements of other economic, political or financial information. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.

Because the Fund invests in both stocks and bonds, the Fund may under-perform stock funds when stocks are in favor and under-perform bond funds when bonds are in favor. As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking current income as well as long-term growth of capital.


Because the inception date of the Fund is December 2000, only limited historical performance data is available. The year-to-date return for the Advisors Select and Advisors Preferred as of March 31, 2001 is -7.24% and -7.14%, respectively.



      Average annual total returns for the period ending December 31, 2000

This section shows how the Fund's cumulative returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

                          Since
         Class          Inception

     Advisors Select     -0.46%*
     Advisors Preferred  -0.46*


                                              Past One Past Five  Past Ten
                                                Year     Years     Years

 S&P 500 Index                                 -9.11%   18.31%     17.44%
 Lehman Brothers Aggregate Bond Index          11.63     6.45       7.95
 Morningstar Domestic Hybrid Category           2.06    10.90      11.82

* Period from December 6, 2000, date shares first offered to the public, through December 31, 2000.

                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                              1 Year    3 Years

        Advisors Select Class   $127     $397

        Advisors Preferred Class 109      340



                                       Advisors    Advisors
                                        Select     Preferred
                                         Class       Class

     Management Fees..................   0.50%       0.50%
     12b-1 Fees.......................   0.37        0.31
     Other Expenses*..................   0.38        0.26

         Total Fund Operating Expenses   1.25%       1.07%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09


LARGECAP BLEND FUND
The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests primarily in common stocks of large capitalization companies. Under normal market conditions, the Fund invests at least 65% of its assets in companies with a market capitalization of greater than $10 billion at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

In selecting securities for investment, the Sub-Advisor, Invista, looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of stocks with these characteristics. In managing the assets of the Fund, Invista does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their investment value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average.

Invista uses a bottom-up approach in its selection of individual securities. Selection is based on fundamental analysis of a company relative to other companies with the focus being on Invista's estimation of forward-looking rates of return. Up to 25% of Fund assets may be invested in foreign securities.

Invista focuses its stock selections on established companies that it believes have a sustainable competitive advantage. Invista constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Foreign securities carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, large capitalization stocks, may under-perform compared to other market segments or to the equity markets as a whole. Because certain of the securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, they may also involve greater risk than securities that do not have the same potential. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks, but who prefer investing in larger, established companies.


Because the inception date of the Fund is December 2000, only limited historical performance data is available. The year-to-date return for the Advisors Select and Advisors Preferred as of March 31, 2001 is -14.01% and -13.91%, respectively.


      Average annual total returns for the period ending December 31, 2000

This section shows how the Fund's cumulative returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

                          Since
         Class          Inception

     Advisors Select     -1.91%*
     Advisors Preferred  -1.91*

                                              Past One Past Five  Past Ten
                                                Year     Years     Years


 S&P 500 Index                                 -9.11%   18.31%    17.44%
 Morningstar Large Blend Category              -6.97    15.96     15.66


* Period from December 6, 2000, date shares first offered to the public, through December 31, 2000.


                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                          1 Year    3 Years

    Advisors Select Class   $122     $381

    Advisors Preferred Class 104      325

                             Fund Operating Expenses

                                       Advisors    Advisors
                                        Select     Preferred
                                         Class       Class

     Management Fees..................   0.45%       0.45%
     12b-1 Fees.......................   0.37        0.31
     Other Expenses*..................   0.38        0.26

         Total Fund Operating Expenses   1.20%       1.02%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09




LARGECAP GROWTH FUND
The Fund seeks long-term growth of capital

Main Strategies
The Fund invests primarily in common stocks and other equity securities of large capitalization companies with strong earnings growth potential. Under normal market conditions, the Fund invests at least 65% of its assets in companies with a market capitalization of greater than $10 billion at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Sub-Advisor, Invista, uses a bottom-up approach in its selection of individual securities that it believes have an above average potential for earnings growth. Selection is based on fundamental analysis of a company relative to other companies with the focus being on Invista's assessment of current and future sales growth and operating margins. Companies meeting these criteria typically have progressed beyond the development stage and are focused on growing the business. Up to 25% of Fund assets may be invested in foreign securities.

Invista places strong emphasis on companies it believes are guided by high quality management teams with a proven ability to execute. In addition, the Fund attempts to identify and emphasize those companies that are market leaders possessing the ability to control pricing and margins in their respective industries. Invista constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, large capitalization growth stocks, may under-perform compared to other market segments or to the equity markets as a whole. The securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.


Because the inception date of the Fund is December 2000, only limited historical performance data is available. The year-to-date return for the Advisors Select and Advisors Preferred as of March 31, 2001 is -23.45% and -23.34%, respectively.



      Average annual total returns for the period ending December 31, 2000

This section shows how the Fund's cumulative returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

                          Since
         Class          Inception

     Advisors Select     -6.66%*
     Advisors Preferred  -6.66*

                                              Past One Past Five  Past Ten
                                                Year     Years      Years

 S&P/BARRA 500 Growth Index                   -22.08%   19.16%      17.59%
 Morningstar Large Growth Category            -14.09    18.10       17.13

* Period from December 6, 2000, date shares first offered to the public, through December 31, 2000.


                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                          1 Year    3 Years

    Advisors Select Class   $132     $412

    Advisors Preferred Class 114      356

                            Fund Operating Expenses

                                       Advisors    Advisors
                                        Select     Preferred
                                         Class       Class

     Management Fees..................   0.55%       0.55%
     12b-1 Fees.......................   0.37        0.31
     Other Expenses*..................   0.38        0.26

         Total Fund Operating Expenses   1.30%       1.12%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09


LARGECAP S&P 500 INDEX FUND
The Fund seeks long-term growth of capital.

Main Strategies
Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies that compose the Standard & Poor's* ("S&P") 500 Index. The Sub-Advisor, Invista, attempts to mirror the investment performance of the index by allocating the Fund's assets in approximately the same weightings as the S&P 500. The S&P 500 is an unmanaged index of 500 common stocks chosen to reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general. Each stock is weighted by its market capitalization which means large companies have greater representation in the index than smaller ones. Over the long-term, Invista seeks a very close correlation between performance of the Fund, before expenses, and that of the S&P 500. It is unlikely that a perfect correlation of 1.00 will be achieved.

The Fund uses an indexing strategy and is not managed according to traditional methods of "active" investment management. Active management would include buying and selling securities based on economic, financial and investment judgement. Instead, the Fund uses a passive investment approach. Rather than judging the merits of a particular stock in selecting investments, Invista focuses on tracking the S&P 500. Invista may also use stock index futures as a substitute for the sale or purchase of securities. It does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of poor stock performance.

The correlation between Fund and index performance may be affected by the Fund's expenses, changes in securities markets, changes in the composition of the index and the timing of purchases and sales of Fund shares. The Fund may invest in futures and options, which could carry additional risks such as losses due to unanticipated market price movements and could also reduce the opportunity for gain.

Main Risks
Because of the difficulty and expense of executing relatively small stock trades, the Fund may not always be invested in the less heavily weighted S&P 500 stocks. At times, the Fund's portfolio may be weighted differently from the S&P 500, particularly if the Fund has a small level of assets to invest. In addition, the Fund's ability to match the performance of the S&P 500 is affected to some degree by the size and timing of cash flows into and out of the Fund. The Fund is managed to attempt to minimize such effects.

Invista reserves the right to omit or remove any of the S&P 500 stocks from the Fund if it determines that the stock is not sufficiently liquid. In addition, a stock might be excluded or removed from the Fund if extraordinary events or financial conditions lead Invista to believe that it should not be a part of the Fund's assets.

Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

In addition, the Fund is subject to the risk that its principal market segment, large capitalization stocks, may under-perform compared to other market segments or to the equity markets as a whole. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds.

The net asset value of the Fund's shares is based on the values of the securities it holds. The value of the stocks owned by the Fund changes on a daily basis. The current share price reflects the activities of individual companies as well as general market and economic conditions. In the short-term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, if the investor sells Fund shares when their value is less than the price the investor paid for them the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive rather than active management style.

  * "Standard & Poor's 500" and "S&P 500(R)" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed by the Manager. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

Because the inception date of the Fund is December 2000, only limited historical performance data is available. The year-to-date return for the Advisors Select and Advisors Preferred as of March 31, 2001 is -11.86% and -11.86%, respectively.


      Average annual total returns for the period ending December 31, 2000


This section shows how the Fund's cumulative returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

                          Since
         Class          Inception

     Advisors Select     -2.29%*
     Advisors Preferred  -2.29*

                                              Past One Past Five Past Ten
                                                Year     Years     Years

 S&P 500 Index                                 -9.11%   18.31%     17.44%
 Morningstar Large Blend Category              -6.97    15.96      15.66

* Period from December 6, 2000, date shares first offered to the public, through December 31, 2000.

                                    Expenses

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                             1 Year    3 Years

       Advisors Select Class    $92     $287

       Advisors Preferred Class  74      230

                             Fund Operating Expenses

                                       Advisors    Advisors
                                        Select     Preferred
                                         Class       Class

     Management Fees..................   0.15%       0.15%
     12b-1 Fees.......................   0.37        0.31
     Other Expenses*..................   0.38        0.26

         Total Fund Operating Expenses   0.90%       0.72%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09




LARGECAP VALUE FUND
The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests primarily in common stock and other equity securities of large capitalization companies. Under normal market conditions, the Fund invests at least 65% of its assets in companies with a market capitalization of greater than $10 billion at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. Up to 25% of Fund assets may be invested in foreign securities.

The Fund invests in stocks that, in the opinion of the Sub-Advisor, Invista, are undervalued in the marketplace at the time of purchase. Value stocks are often characterized by below average price/earnings ratios (P/E) and above average dividend yields relative to the overall market. The Fund is managed with bottom-up fundamental stock selection discipline that focuses on four key elements:
o    Determination that a stock is selling below its fair market value;
o    Early recognition of changes in a company's underlying fundamentals;
o    Evaluation of the sustainability of fundamental changes; and
o By monitoring a stock's behavior in the market, evaluation of the timeliness of the investment.
The Fund's performance is driven by fundamental stock selection skills that utilize a systematic investment process designed to identify a superior pool of stocks to analyze.

Invista focuses on its stock selections on established companies that it believes have a sustainable competitive advantage. Invista constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weights of its benchmark.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, large capitalization value stocks, may under-perform compared to other market segments or to the equity markets as a whole. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks, but who prefer investing in companies that appear to be considered undervalued relative to similar companies.

Because the inception date of the Fund is December 2000, only limited historical performance data is available. The year-to-date return for the Advisors Select and Advisors Preferred as of March 31, 2001 is -6.77% and -6.68%, respectively.

      Average annual total returns for the period ending December 31, 2000

This section shows how the Fund's cumulative returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

                          Since
         Class          Inception

     Advisors Select      3.17%*
     Advisors Preferred   3.17*

                                             Past One Past Five  Past Ten
                                               Year     Years     Years

S&P/BARRA 500 Value Index                      6.08%   16.79%     16.86%
Morningstar Large Value Category               5.47    13.91      14.95

* Period from December 6, 2000, date shares first offered to the public, through December 31, 2000.


                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                             1 Year    3 Years

       Advisors Select Class   $122     $381

       Advisors Preferred Class 104      325


                             Fund Operating Expenses

                                       Advisors    Advisors
                                        Select     Preferred
                                         Class       Class

     Management Fees..................   0.45%       0.45%
     12b-1 Fees.......................   0.37        0.31
     Other Expenses*..................   0.38        0.26

         Total Fund Operating Expenses   1.20%       1.02%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09


MIDCAP VALUE FUND
The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests primarily in common stocks of medium capitalization companies. Under normal market conditions, the Fund invests at least 65% of its assets in companies with a market capitalization between $1 billion and $10 billion at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. Up to 25% of Fund assets may be invested in foreign securities.

The Fund invests in stocks that, in the opinion of the Sub-Advisor, Invista, are undervalued in the marketplace at the time of purchase. This value orientation emphasizes buying stocks at less than their inherent value and avoiding stocks whose price has been artificially built up. Value stocks are often characterized by below average price/earnings ratios (P/E) and above average dividend yields. The Fund's investments are selected primarily on the basis of fundamental security analysis, focusing on the company's financial stability, sales, earnings, dividend trends, return on equity and industry trends. The Fund often invests in stocks considered temporarily out of favor. Investors often over react to bad news and do not respond quickly to good news. This results in undervalued stocks of the type held by this Fund.

Invista focuses its stock selections on established companies that it believes have a sustainable competitive advantage. Invista constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-size companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, medium capitalization value stocks, may under-perform compared to other market segments or to the equity markets as a whole. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds. The value of the Fund's equity securities may fluctuate on a daily basis. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable  investment  for  investors  seeking  long-term
growth  of  capital  and  willing  to  accept  the  potential   for   short-term
fluctuations in the value of investments.

Because the inception date of the Fund is December 2000, only limited historical performance data is available. The year-to-date return for the Advisors Select and Advisors Preferred as of March 31, 2001 is -4.78% and -4.78%, respectively.

      Average annual total returns for the period ending December 31, 2000

This section shows how the Fund's cumulative returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

                          Since
         Class          Inception

     Advisors Select      5.49%*
     Advisors Preferred   5.49*

                                              Past One Past Five  Past Ten
                                                Year     Years     Years

 S&P/BARRA 400 Value Index                     27.84%   17.03%      N/A
 Morningstar Mid-Cap Value Category            16.82    14.18      15.73%

* Period from December 6, 2000, date shares first offered to the public, through December 31, 2000.


                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                              1 Year    3 Years

        Advisors Select Class   $143     $443

        Advisors Preferred Class 124      387

                             Fund Operating Expenses

                                       Advisors    Advisors
                                        Select     Preferred
                                         Class       Class

     Management Fees..................   0.65%       0.65%
     12b-1 Fees.......................   0.37        0.31
     Other Expenses...................   0.38        0.26

         Total Fund Operating Expenses   1.40%       1.22%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09


PARTNERS LARGECAP BLEND FUND
The Fund seeks long-term growth of capital.

Main Strategies
The Fund pursues its investment objective by investing primarily in equity securities of companies that the Sub-Advisor believes offers superior growth prospects or of companies whose stock is undervalued. Under normal market conditions, the Fund invests at least 65% of its assets in companies with large market capitalizations. Market capitalization is defined as total current market value of a company's outstanding common stock.

In selecting securities for investment, the Sub-Advisor, Federated, looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of stocks with these characteristics. The value orientation emphasizes buying stocks at less than their intrinsic investment value and avoiding stocks whose price has been unjustifiably built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average. Federated attempts to identify good long-term values through disciplined investing and careful fundamental research.

Using its own quantitative process, Federated rates the future performance potential of companies. Federated evaluates each company's earnings quality in light of its current valuation to narrow the list of attractive companies. Federated then evaluates product positioning, management quality and sustainability of current growth trends of those companies. Using this type of fundamental analysis, Federated selects the most promising companies for the Fund's portfolio.

Companies with similar characteristics may be grouped together in broad categories called sectors. In determining the amount to invest in a security, Federated limits the Fund's exposure to each business sector that comprises the S&P 500 Index. The Fund's allocation to a sector will not be less than 50% or more than 200% of the Index's allocation to that sector. The Fund may invest up to 25% of its assets in securities of foreign companies.

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate short-term gains (losses) for its shareholders which are taxed at a higher rate than long-term gains (losses). Actively trading portfolio securities increases the Fund's trading costs and may have an adverse impact on the Fund's performance.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to sector risk which is the possibility that a certain sector may under-perform other sectors or the market as a whole. As Federated allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, large capitalization stocks, may under-perform compared to other market segments or to the equity markets as a whole. Because certain of the securities purchased by the Fund present greater opportunities for growth, they may also involve greater risks than securities that do not have the same potential. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks, but who prefer investing in larger, established companies.


Because the inception date of the Fund is December 2000, only limited historical performance data is available. The year-to-date return for the Advisors Select and Advisors Preferred as of March 31, 2001 is -8.29% and -8.10%, respectively.


      Average annual total returns for the period ending December 31, 2000

This section shows how the Fund's cumulative returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

                          Since
         Class          Inception

     Advisors Select      2.03%*
     Advisors Preferred   1.93*

                                              Past One Past Five  Past Ten
                                                Year     Years      Years

 S&P 500 Index                                 -9.11%   18.31%     17.44%
 Morningstar Large Blend Category              -6.97    15.96      15.66

* Period from December 6, 2000, date shares first offered to the public, through December 31, 2000.

                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                1 Year    3 Years

          Advisors Select Class   $153     $474

          Advisors Preferred Class 134      418

                             Fund Operating Expense

                                       Advisors    Advisors
                                        Select     Preferred
                                         Class       Class

     Management Fees..................   0.75%       0.75%
     12b-1 Fees.......................   0.37        0.31
     Other Expenses*..................   0.38        0.26

         Total Fund Operating Expenses   1.50%       1.32%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09


PARTNERS LARGECAP GROWTH FUND I
The Fund seeks long-term growth of capital.

Main Strategies
The Fund seeks to maximize long-term capital appreciation by investing primarily in growth-oriented equity securities of U.S. and, to a limited extent, foreign companies that exhibit strong or accelerating earnings growth. These companies are generally characterized as "growth" companies. The Fund will invest primarily in companies with market capitalizations of $10 billion or more. The Sub-Advisor, Morgan Stanley, emphasizes individual security selection and may focus the Fund's holdings within the limits permissible for a diversified fund. The Fund's investments in foreign companies will be limited to 25% of its assets and to securities listed on U.S. exchanges or traded in U.S. Markets.

Morgan Stanley follows a flexible investment program in looking for companies with above average capital appreciation potential. Morgan Stanley focuses on companies with consistent or rising earnings growth records and compelling business strategies. Morgan Stanley continually and rigorously studies company developments, including business strategy, management focus and financial results to identify companies with earnings growth and business momentum. In addition, Morgan Stanley closely monitors analysts' expectations to identify issuers that have the potential for positive earnings surprises versus consensus expectations. Valuation is of secondary importance and is viewed in the context of prospects for sustainable earnings growth and the potential for positive earnings surprises in relation to consensus expectations.

The Fund has a long-term investment approach. However, Morgan Stanley considers selling securities of issuers that no longer meet its criteria. To the extent that the Fund engages in short-term trading, it may have increased transaction costs and may have an adverse impact on the Fund's performance.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of the securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Foreign securities carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, large capitalization growth-oriented stocks, may under-perform compared to other market segments or to the equity markets as a whole. The securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

Because the inception date of the Fund is December 2000, only limited historical performance data is available. The year-to-date return for the Advisors Select and Advisors Preferred as of March 31, 2001 is -18.23% and -18.23%, respectively.

      Average annual total returns for the period ending December 31, 2000

This section shows how the Fund's cumulative returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

                          Since
         Class          Inception

     Advisors Select     -5.81%*
     Advisors Preferred  -5.81*

                                             Past One Past Five  Past Ten
                                               Year     Years      Years

S&P 500 Index                                 -9.11%   18.31%     17.44%
Morningstar Large Growth Category            -14.09    18.10      17.13

* Period from December 6, 2000, date shares first offered to the public, through December 31, 2000.


                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                            1 Year    3 Years

      Advisors Select Class   $153     $474

      Advisors Preferred Class 134      418

                             Fund Operating Expenses

                                       Advisors    Advisors
                                        Select     Preferred
                                         Class       Class

     Management Fees..................   0.75%       0.75%
     12b-1 Fees.......................   0.37        0.31
     Other Expenses*..................   0.38        0.26

         Total Fund Operating Expenses   1.50%       1.32%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09


PARTNERS LARGECAP GROWTH FUND II
The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests primarily in common stocks of large capitalization companies. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Sub-Advisor, American Century, selects stocks for investment that it believes will increase in value over time using a growth investment strategy it developed. This strategy looks for companies whose earnings and revenues are not only growing, but growing at a successively faster, or accelerating, pace. Accelerating growth is shown, for example, by growth that is faster this quarter than last or faster this year than the year before. The American Century strategy is based on the premise that, over the long-term, the stocks of companies with accelerating earnings and revenues have a greater than average chance to increase in value.

Using its extensive computer database, American Century tracks financial information for thousands of companies to research and select the stocks it believes will be able to sustain accelerating growth. This information is used to help American Century select or decide to continue to hold the stocks of companies it believes will be able to sustain accelerating growth, and to sell stocks of companies whose growth begins to slow down.

Under normal market conditions, American Century intends to keep the Fund essentially fully invested in stocks regardless of the movement of stock prices generally. When it considers it prudent, American Century may invest Fund assets in non-leveraged futures and options. Non-leveraged means that the Fund may not invest in futures and options where it would be possible to lose more than the Fund invested. Futures and options can help the Fund's cash assets remain liquid while performing more like stocks. In addition, up to 25% of Fund assets may be invested in foreign securities.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, large capitalization growth stocks, may under-perform compared to other market segments or to the equity markets as a whole. The securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

Because the inception date of the Fund is December 2000, only limited historical performance data is available. The year-to-date return for the Advisors Select and Advisors Preferred as of March 31, 2001 is -19.72% and -19.62%, respectively.


      Average annual total returns for the period ending December 31, 2000

This section shows how the Fund's cumulative returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

                          Since
         Class          Inception

     Advisors Select     -5.85%*
     Advisors Preferred  -5.85*

                                              Past One Past Five Past Ten
                                                Year     Years     Years


 Russell 1000 Growth Index                    -22.42%   18.12%     17.33%
 Morningstar Large Growth Category            -14.09    18.10      17.13


* Period from December 6, 2000, date shares first offered to the public, through December 31, 2000.


                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                1 Year    3 Years

          Advisors Select Class   $178     $551

          Advisors Preferred Class 160      496

                             Fund Operating Expenses

                                       Advisors    Advisors
                                        Select     Preferred
                                         Class       Class

     Management Fees..................   1.00%       1.00%
     12b-1 Fees.......................   0.37        0.31
     Other Expenses*..................   0.38        0.26

         Total Fund Operating Expenses   1.75%       1.57%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09


PARTNERS LARGECAP VALUE FUND
The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests primarily in undervalued equity securities of companies among the 750 largest by market capitalization that the Sub-Advisor, Bernstein, believes offer above-average potential for growth in future earnings. Under normal market conditions, the Fund generally invests at least 65% of its assets in companies with a market capitalization of greater than $10 billion at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

Bernstein employs an investment strategy, generally described as "value" investing, that involves seeking securities that:
o exhibit low financial ratios (particularly stock price-to-book value, but also stock price-to-earnings and stock price-to-cash flow);
o can be acquired for less than what Bernstein believes is the issuer's intrinsic value; or o appear attractive on a dividend discount model.

Value oriented investing entails a strong "sell discipline" in that it generally requires the sale of securities that have reached their intrinsic value or a target financial ratio. Value oriented investments may include securities of companies in cyclical industries during periods when such securities appear to Bernstein to have strong potential for capital appreciation or securities of "special situation" companies. A special situation company is one that Bernstein believes has potential for significant future earnings growth but has not performed well in the recent past. These situations include companies with management changes, corporate or asset restructuring or significantly undervalued assets. For Bernstein, identifying special situation companies and establishing an issuer's intrinsic value involves fundamental research about such companies and issuers.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, large capitalization value stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks but prefer investing in companies that appear to be considered undervalued relative to similar companies.

Because the inception date of the Fund is December 2000, only limited historical performance data is available. The year-to-date return for the Advisors Select and Advisors Preferred as of March 31, 2001 is -1.40% and -1.40%, respectively.


      Average annual total returns for the period ending December 31, 2000

This section shows how the Fund's cumulative returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

                          Since
         Class          Inception

     Advisors Select      4.86%*
     Advisors Preferred   4.86*

                                              Past One Past Five  Past Ten
                                                Year     Years     Years


 Russell 1000 Value Index                       7.02%   16.90%     17.37%
 Morningstar Large Value Category               5.47    13.91      14.95


* Period from December 6, 2000, date shares first offered to the public, through December 31, 2000.


                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                             1 Year    3 Years

       Advisors Select Class   $178     $551

       Advisors Preferred Class 139      434

                             Fund Operating Expenses

                                       Advisors    Advisors
                                        Select     Preferred
                                         Class       Class

     Management Fees..................   0.80%       0.80%
     12b-1 Fees.......................   0.37        0.31
     Other Expenses*..................   0.38        0.26

         Total Fund Operating Expenses   1.55%       1.37%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09



PARTNERS MIDCAP VALUE FUND
The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests primarily in common stocks of medium capitalization companies. Under normal market conditions, the Fund invests at least 65% of its total assets in companies with a market capitalization between $1 billion and $10 billion at the time of purchase. The Fund may continue to hold or add to a position in a stock after it has grown beyond $10 billion. Market capitalization is defined as total current market value of a company's outstanding common stock. Companies may range from the well established and well known to the new and unseasoned. The Fund may invest up to 25% of its assets in securities of foreign companies.

The stocks are selected using a value oriented investment approach by Neuberger Berman, the Sub-Advisor. Neuberger Berman identifies value stocks in several ways. Factors it considers in identifying value stocks may include: o strong fundamentals, such as a company's financial, operational and competitive positions; o consistent cash flow; and o a sound earnings record through all phases of the market cycle.

Neuberger Berman may also look for other characteristics in a company, such as a strong position relative to competitors, a high level of stock ownership among management, and a recent sharp decline in stock price that appears to be the result of a short-term market overreaction to negative news. Neuberger Berman believes that, over time, securities that are undervalued are more likely to appreciate in price and are subject to less risk of price decline than securities whose market prices have already reached their perceived economic value.

This approach also involves selling portfolio securities when Neuberger Berman believes they have reached their potential, when the securities fail to perform as expected or when other opportunities appear more attractive. It is anticipated that the annual portfolio turnover rate may be greater than 100%. Turnover rates in excess of 100% generally result in higher transaction costs and may have an adverse impact on Fund performance.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of the securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, medium capitalization value stocks, may underperform compared to other market segments or to the equity markets as a whole. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds. The value of the Fund's equity securities may fluctuate on a daily basis. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is  generally a suitable  investment  if  investors  seeking  long-term
growth  and  willing  to  accept   short-term   fluctuations  in  the  value  of
investments.

Because the inception date of the Fund is December 2000, only limited historical performance data is available. The year-to-date return for the Advisors Select and Advisors Preferred as of March 31, 2001 is -6.91% and -6.91%, respectively.


      Average annual total returns for the period ending December 31, 2000

This section shows how the Fund's cumulative returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

                          Since
         Class          Inception

     Advisors Select      6.44%*
     Advisors Preferred   6.44*

                                              Past One Past Five  Past Ten
                                                Year     Years     Years

 Russell Midcap Value Index                    19.18%   15.10%     17.86%
 Morningstar Mid-Cap Value Category            16.82    14.18      15.73

* Period from December 6, 2000, date shares first offered to the public, through December 31, 2000.


                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                              1 Year    3 Years

        Advisors Select Class   $178     $551

        Advisors Preferred Class 160      496

                             Fund Operating Expenses

                                       Advisors    Advisors
                                        Select     Preferred
                                         Class       Class

     Management Fees..................   1.00%       1.00%
     12b-1 Fees.......................   0.37        0.31
     Other Expenses*..................   0.38        0.26

         Total Fund Operating Expenses   1.75%       1.57%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09


MIDCAP BLEND FUND
The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests primarily in common stocks and other equity securities of medium capitalization companies. Under normal market conditions, the Fund invests at least 65% of its assets in companies with a market capitalization between $1 billion and $10 billion at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

In selecting securities for investment, the Sub-Advisor, Invista, looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of stocks with these characteristics. In managing the assets of the Fund, Invista does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their inherent value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average.

Invista uses a bottom-up approach in its selection of individual securities. Selection is based on fundamental analysis of a company relative to other companies with the focus being on Invista's estimation of forward-looking rates of return. Up to 25% of Fund assets may be invested in foreign securities.

Invista focuses its stock selections on established companies that it believes have a sustainable competitive advantage. Invista constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-size companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, medium capitalization stocks, may under-perform compared to other market segments or to the equity markets as a whole. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds. The value of the Fund's equity securities may fluctuate on a daily basis. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable  investment  for  investors  seeking  long-term
growth  of  capital  and  willing  to  accept  the  potential   for   short-term
fluctuations in the value of investments.

Because the inception date of the Fund is December 2000, only limited historical performance data is available. The year-to-date return for the Advisors Select and Advisors Preferred as of March 31, 2001 is -7.78% and -7.77%, respectively.


      Average annual total returns for the period ending December 31, 2000

This section shows how the Fund's cumulative returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

                          Since
         Class          Inception

     Advisors Select      4.32%*
     Advisors Preferred   4.32*

                                             Past One Past Five  Past Ten
                                               Year     Years     Years

S&P MidCap 400 Index                          17.51%   20.39%   19.84%
Morningstar Mid-Cap Blend Category             3.37    14.46    15.76

* Period from December 6, 2000, date shares first offered to the public, through December 31, 2000.


                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                             1 Year    3 Years

       Advisors Select Class   $143     $443

       Advisors Preferred Class 124      387

                             Fund Operating Expenses

                                       Advisors    Advisors
                                        Select     Preferred
                                         Class       Class

     Management Fees..................   0.65%       0.65%
     12b-1 Fees.......................   0.37        0.31
     Other Expenses*..................   0.38        0.26

         Total Fund Operating Expenses   1.40%       1.22%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09


MIDCAP GROWTH FUND
The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests primarily in common stocks of medium capitalization companies with strong earnings growth potential. Under normal market conditions, the Fund invests at least 65% of its assets in companies with a market capitalization between $1 billion and $10 billion at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Sub-Advisor, Invista, uses a bottom-up approach in its selection of individual securities that it believes have an above average potential for earnings growth. Selection is based on fundamental analysis of a company relative to other companies with the focus being on Invista's assessment of current and future sales growth and operating margins. Up to 25% of Fund assets may be invested in foreign securities.

Invista focuses its stock selections on established companies that it believes to have sustainable competitive advantages and reasonable stock prices. It then constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over-and/or under-weight sectors and industries differently from the benchmark.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-size companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, medium capitalization growth stocks, may underperform compared to the equity markets as a whole. The securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

Because the inception date of the Fund is December 2000, only limited historical performance data is available. The year-to-date return for the Advisors Select and Advisors Preferred as of March 31, 2001 is -26.88% and -26.77%, respectively.

      Average annual total returns for the period ending December 31, 2000

This section shows how the Fund's cumulative returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

                          Since
         Class          Inception

     Advisors Select     -3.76%*
     Advisors Preferred  -3.66*

                                              Past One Past Five  Past Ten
                                                Year     Years     Years

 Russell Midcap Growth Index                  -11.74%   17.75%     18.08%
 Morningstar Mid-Cap Growth Category           -6.93    17.90      18.03


* Period from December 6, 2000, date shares first offered to the public, through December 31, 2000.

                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                             1 Year    3 Years

       Advisors Select Class   $143     $443

       Advisors Preferred Class 124      387

                             Fund Operating Expenses

                                       Advisors    Advisors
                                        Select     Preferred
                                         Class       Class

     Management Fees..................   0.65%       0.65%
     12b-1 Fees.......................   0.37        0.31
     Other Expenses*..................   0.38        0.26

         Total Fund Operating Expenses   1.40%       1.22%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09


MIDCAP S&P 400 INDEX FUND
The Fund seeks long-term growth of capital.

Main Strategies
Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies that compose the Standard & Poor's* ("S&P") MidCap 400 Index. The Sub-Advisor, Invista, attempts to mirror the investment performance of the index by allocating the Fund's assets in approximately the same weightings as the S&P MidCap 400. The S&P MidCap 400 is an unmanaged index of 400 common stocks of medium sized U.S. (and some Canadian) companies. Each stock is weighted by its market capitalization which means larger companies have greater representation in the index than smaller ones. Over the long-term, Invista seeks a very close correlation between performance of the Fund, before expenses, and that of the S&P MidCap 400. It is unlikely that a perfect correlation of 1.00 will be achieved.

The Fund uses an indexing strategy and is not managed according to traditional methods of "active" investment management. Active management would include buying and selling securities based on economic, financial and investment judgement. Instead, the Fund uses a passive investment approach. Rather than judging the merits of a particular stock in selecting investments, Invista focuses on tracking the S&P MidCap 400. Invista may also use stock index futures as a substitute for the sale or purchase of securities. It does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of poor stock performance.

The correlation between Fund and index performance may be affected by the Fund's expenses, changes in securities markets, changes in the composition of the index and the timing of purchases and sales of Fund shares. The Fund may invest in futures and options, which could carry additional risks such as losses due to unanticipated market price movements, and could also reduce the opportunity for gain.

Main Risks
Because of the difficulty and expense of executing relatively small stock trades, the Fund may not always be invested in the less heavily weighted S&P MidCap 400 stocks. At times, the Fund's portfolio may be weighted differently from the S&P MidCap 400, particularly if the Fund has a small level of assets to invest. In addition, the Fund's ability to match the performance of the S&P MidCap 400 is affected to some degree by the size and timing of cash flows into and out of the Fund. The Fund attempts to minimize such effects.

Invista reserves the right to omit or remove any of the S&P MidCap 400 stocks from the Fund if it determines that the stock is not sufficiently liquid. In addition, a stock might be excluded or removed from the Fund if extraordinary events or financial conditions lead Invista to believe that it should not be a part of the Fund's assets.

Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-size companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities.

In addition, the Fund is subject to the risk that its principal market segment, medium capitalization stocks, may underperform compared to other market segments or to the equity markets as a whole. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds.

The net asset value of the Fund's shares is based on the values of the securities it holds. The value of the stocks owned by the Fund changes on a daily basis. The current share price reflects the activities of individual companies as well as general market and economic conditions. In the short-term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, if the investor sells Fund shares when their value is less than the price the investor paid for them the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive rather than active management style.

  * "Standard & Poor's MidCap 400" and "S&P MidCap 400" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed by the Manager. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.



Because the inception date of the Fund is December 2000, only limited historical performance data is available. The year-to-date return for the Advisors Select and Advisors Preferred as of March 31, 2001 is -10.90% and -11.00%, respectively.



      Average annual total returns for the period ending December 31, 2000

This section shows how the Fund's cumulative returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

                          Since
         Class          Inception

     Advisors Select      3.29%*
     Advisors Preferred   3.29*

                                             Past One Past Five  Past Ten
                                               Year     Years     Years

S&P MidCap 400 Index                          17.51%   20.39%   19.84%
Morningstar Mid-Cap Blend Category             3.37    14.46    15.76

* Period from December 6, 2000, date shares first offered to the public, through December 31, 2000.


                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                           1 Year    3 Years

     Advisors Select Class    $92     $287

     Advisors Preferred Class  74      230

                             Fund Operating Expenses

                                       Advisors    Advisors
                                        Select     Preferred
                                         Class       Class

     Management Fees..................   0.15%       0.15%
     12b-1 Fees.......................   0.37        0.31
     Other Expenses*..................   0.38        0.26

         Total Fund Operating Expenses   0.90%       0.72%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09


PARTNERS MIDCAP BLEND FUND
The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests primarily in common stocks and other equity securities of medium capitalization companies. Market capitalization is defined as total market value of a company's outstanding stock.

Morgan Stanley, the Sub-Advisor, employs a strategy which uses a multi-factor approach to construct portfolios. This approach allows Morgan Stanley to strike a balance between the valuation of a company's shares and its long-term growth prospects. The value orientation emphasizes buying stocks at less than their intrinsic investment value and avoiding stocks whose price has been unjustifiably built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average. Morgan Stanley seeks to diversify the Fund's investments across market sectors and to obtain the best values within each sector. In determining whether securities should be sold, Morgan Stanley considers factors such as deteriorating fundamentals and relative valuation. Sector weightings normally are kept within plus or minus 5% of the S&P MidCap 400 Index. The Fund may invest up to 25% of its assets in securities of foreign corporations.

Value Investing - Morgan Stanley analyzes securities to identify stocks that are undervalued and measures the relative attractiveness of the Fund's current holdings against potential purchases. Morgan Stanley determines value using a variety of measures, including stock price/earnings and stock price/sales ratios. Value stocks generally pay dividends, but Morgan Stanley may select non-dividend paying stocks for their value characteristics. In determining whether securities should be sold, Morgan Stanley considers factors such as high valuation relative to other investment opportunities.

Growth Investing - Morgan Stanley focuses on common stocks that generally have higher growth rates, betas (a measure of price volatility), stock price/earnings ratios and lower yields than the stock market in general as measured by an appropriate market index. In buying and selling securities for the Fund's portfolio, Morgan Stanley emphasizes individual security selection. Individual companies are chosen based on such factors as potential growth in earnings, quality of management, new products and/or new markets, and research and development capabilities. In determining whether securities should be sold, Morgan Stanley considers factors such as deteriorating short or long-term earnings growth projections.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-size companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, medium capitalization stocks, may underperform compared to other market segments or to the equity markets as a whole. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds. The value of the Fund's equity securities may fluctuate on a daily basis. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable  investment  for  investors  seeking  long-term
growth  of  capital  and  willing  to  accept  the  potential   for   short-term
fluctuations in the value of investments.


Because the inception date of the Fund is March 2001, only limited historical performance data is available. The return for the period March 1, 2001 through March 31, 2001 for the Advisors Select and Advisors Preferred is -6.50% and -6.40%, respectively.


                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                              1 Year    3 Years

        Advisors Select Class   $178     $551

        Advisors Preferred Class 160      496

                             Fund Operating Expenses

                                       Advisors    Advisors
                                        Select     Preferred
                                         Class       Class

     Management Fees..................   1.00%       1.00%
     12b-1 Fees.......................   0.37        0.31
     Other Expenses*..................   0.38        0.26

         Total Fund Operating Expenses   1.75%       1.57%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09


PARTNERS MIDCAP GROWTH FUND
The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests primarily in common stocks and other equity securities of U.S. companies with strong earnings growth potential. Under normal market conditions, the Fund invests at least 65% of its assets in companies with market capitalizations between $1 billion and $10 billion at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Fund invests in securities of companies that are diversified across economic sectors. It attempts to maintain sector concentrations that approximate those of its current benchmark, the Russell MidCap Growth Index. The Fund is not an index fund and does not limit its investment to the securities of issuers in the Russell MidCap Growth Index. The Fund may invest up to 25% of its assets in securities of foreign companies.

The Sub-Advisor, Turner, selects stocks that it believes have strong earnings growth potential. Turner invests in companies with strong earnings dynamics, and sells those with deteriorating earnings prospects. Turner believes forecasts for market timing and sector rotation are unreliable and introduce an unacceptable level of risk. As a result, under normal market conditions the Fund is fully invested.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-size companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

The Fund may actively trade its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate which increases the Fund's trading costs and may have an adverse impact on the Fund's performance.

In addition, the Fund is subject to the risk that its principal market segment, medium capitalization growth stocks, may underperform compared to the equity markets as a whole. The securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.


Because the inception date of the Fund is December 2000, only limited historical performance data is available. The year-to-date return for the Advisors Select and Advisors Preferred as of March 31, 2001 is -29.47% and -29.38%, respectively.

      Average annual total returns for the period ending December 31, 2000

This section shows how the Fund's cumulative returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

                          Since
         Class          Inception

     Advisors Select     -4.39%*
     Advisors Preferred  -4.48*

                                             Past One Past Five  Past Ten
                                               Year     Years     Years

Russell Midcap Growth Index                  -11.74%   17.75%     18.08%
Morningstar Mid-Cap Growth Category           -6.93    17.90      18.03

* Period from December 6, 2000, date shares first offered to the public, through December 31, 2000.


                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                            1 Year    3 Years

      Advisors Select Class   $178     $551

      Advisors Preferred Class 160      496

                             Fund Operating Expenses

                                       Advisors    Advisors
                                        Select     Preferred
                                         Class       Class

     Management Fees..................   1.00%       1.00%
     12b-1 Fees.......................   0.37        0.31
     Other Expenses*..................   0.38        0.26

         Total Fund Operating Expenses   1.75%       1.57%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09


PARTNERS SMALLCAP GROWTH FUND I
The Fund seeks long-term growth of capital.

Main Strategies
To pursue its goal, the Fund invests mainly in common stocks of small-capitalization companies, which it defines as those with a total market value of no more than $1.5 billion at the time the Fund first invests in them. The Fund may continue to hold or add to a position in a stock after it has grown beyond $1.5 billion. The Fund seeks to reduce risk by diversifying among many companies and industries. In addition, the Fund may invest up to 25% of its assets in securities of foreign companies.

The Sub-Advisor, Neuberger Berman, takes a growth approach to selecting stocks, looking for new companies that are in the developmental stage as well as older companies that appear poised to grow because of new products, markets or management. Factors in identifying these firms may include financial strength, a strong position relative to competitors and a stock price that is reasonable in light of its growth rate.

Neuberger Berman follows a disciplined selling strategy and may eliminate a stock from the portfolio when it reaches a target price, fails to perform as expected, or appears substantially less desirable than another stock.

Through active trading, the Fund may have a high portfolio turnover rate. High turnover rates can mean higher taxable distributions and lower performance due to increased brokerage costs.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund may actively trade its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate which increases the Fund's trading costs and may have an adverse impact on the Fund's performance.

Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, small capitalization growth stocks, may underperform compared to the equity markets as a whole. The securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise and fall, the Fund's share price changes. The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid and large-sized companies and may underperform as compared to the securities of larger companies. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

Because the inception date of the Fund is December 2000, only limited historical performance data is available. The year-to-date return for the Advisors Select and Advisors Preferred as of March 31, 2001 is -24.75% and -24.65%, respectively.


      Average annual total returns for the period ending December 31, 2000

This section shows how the Fund's cumulative returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

                          Since
         Class          Inception

     Advisors Select      4.07%*
     Advisors Preferred   4.07*

                                             Past One Past Five  Past Ten
                                               Year     Years     Years

Russell 2000 Growth Index                    -22.43%    7.14%     12.79%
Morningstar Small Growth Category             -5.71    14.57      17.05

* Period from December 6, 2000, date shares first offered to the public, through December 31, 2000.


                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                              1 Year    3 Years

        Advisors Select Class   $188     $562

        Advisors Preferred Class 170      526

                             Fund Operating Expenses

                                       Advisors    Advisors
                                        Select     Preferred
                                         Class       Class

     Management Fees..................   1.10%       1.10%
     12b-1 Fees.......................   0.37        0.31
     Other Expenses*..................   0.38        0.26

         Total Fund Operating Expenses   1.85%       1.67%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09


PARTNERS SMALLCAP GROWTH FUND II
The Fund seeks long-term growth of capital.

Main Strategies
The Fund pursues its investment objective by investing primarily in equity securities of companies offering superior prospects for earnings growth. These companies are generally characterized as "growth" companies. Under normal market conditions, the Fund invests at least 65% of its assets in companies with small market capitalization. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

Using its own quantitative process, the Sub-Advisor, Federated, rates the future performance potential of companies. Federated evaluates each company's earnings quality in light of their current valuation to narrow the list of attractive companies. Federated then evaluates product positioning, management quality and sustainability of current growth trends of those companies. Using this type of fundamental analysis, Federated selects the most promising companies for the Fund's portfolio.

Companies with similar characteristics may be grouped together in broad categories called sectors. In determining the amount to invest in a security, Federated limits the Fund's exposure to each business sector that comprises the S&P 500 Index. The Fund considers its approach aggressive because its strategies with respect to security analysis, market capitalization, and sector allocation are designed to produce a portfolio of stocks whose long-term growth prospects are significantly above those of the S&P 500 Index. Accordingly, the prices of the stocks held by the Fund may, under certain market conditions, be more volatile than the prices of stocks selected using a less aggressive approach.

The Fund may attempt to manage market risk by buying and selling financial futures and options. This may include the purchase of index futures contracts as a substitute for direct investments in stocks. It may also include the purchase and sale of options to protect against general declines in small capitalization stocks economically.

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate short-term gains (losses) for its shareholders, which are taxed at a higher rate than long-term gains (losses). Actively trading portfolio securities increases the Fund's trading costs and may have an adverse impact on the Fund's performance.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

Federated may group companies with similar characteristics into broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As Federated allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, small capitalization growth stocks, may underperform compared to the equity markets as a whole. The securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise and fall, the Fund's share price changes. The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid and large-sized companies and may underperform as compared to the securities of larger companies. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.


Because the inception date of the Fund is December 2000, only limited historical performance data is available. The year-to-date return for the Advisors Select and Advisors Preferred as of March 31, 2001 is -24.63% and -24.63%, respectively.


      Average annual total returns for the period ending December 31, 2000

This section shows how the Fund's cumulative returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

                          Since
         Class          Inception

     Advisors Select    -12.17%*
     Advisors Preferred -12.17*

                                             Past One Past Five  Past Ten
                                               Year     Years     Years

S&P/BARRA 600 Growth Index                     0.57%   10.54%     N/A
Morningstar Small Growth Category             -5.71    14.57    17.05%

* Period from December 6, 2000, date shares first offered to the public, through December 31, 2000.

                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                               1 Year    3 Years

         Advisors Select Class   $178     $551

         Advisors Preferred Class 160      496

                             Fund Operating Expenses

                                       Advisors    Advisors
                                        Select     Preferred
                                         Class       Class

     Management Fees..................   1.00%       1.00%
     12b-1 Fees.......................   0.37        0.31
     Other Expenses*..................   0.38        0.26

         Total Fund Operating Expenses   1.75%       1.57%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09



PARTNERS SMALLCAP VALUE FUND
The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 65% of its assets in companies with a market capitalization of $2 billion or less at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign corporations.

The Sub-Advisor, Ark Asset, purchases for the Fund securities that it considers to be attractive equity investments that are consistent with its investment philosophy of maintaining a diversified investment portfolio. Ark Asset seeks to minimize risk by generally allocating Fund assets among economic or industry sectors to within 5 percentage points of that economic sector's percentage weighting (on an absolute basis) of the Russell 2000 Index.

In selecting securities for the Fund, Ark Asset combines a systematic quantitative approach with traditional fundamental analysis. Ark Asset uses proprietary computer models that incorporate data from several sources to identify those companies whose securities present what it believes to be favorable investment opportunities relative to the securities of other companies. Ark Asset uses both a "Valuation Model" as well as an "Earnings Trend Model" in analyzing potential securities in which to invest. Ratings from both models are combined to develop an overall rating for each security under review. Stocks with the highest overall rating are considered for inclusion in the Fund's portfolio and undergo a thorough fundamental analysis. Ark Asset considers selling a stock in the Fund's portfolio if it becomes less attractive because of deteriorating current fundamentals or declining earnings expectations.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

In addition, the Fund is subject to the risk that its principal market segment, small capitalization value stocks, may underperform compared to the equity markets as a whole. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise and fall, the Fund's share price changes. The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid and large-sized companies and may underperform as compared to the securities of larger companies. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.


Because the inception date of the Fund is March 2001, only limited historical performance data is available. The return for the period March 1, 2001 through March 31, 2001 for the Advisors Select and Advisors Preferred is -2.50% and -2.50%, respectively.

                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                               1 Year    3 Years

         Advisors Select Class   $178     $551

         Advisors Preferred Class 160      496

                             Fund Operating Expenses

                                       Advisors    Advisors
                                        Select     Preferred
                                         Class       Class

     Management Fees..................   1.00%       1.00%
     12b-1 Fees.......................   0.37        0.31
     Other Expenses*..................   0.38        0.26

         Total Fund Operating Expenses   1.75%       1.57%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09



REAL ESTATE FUND
The Fund seeks to generate a total return.

Main Strategies
The Fund invests primarily in equity securities of companies principally engaged in the real estate industry. For purposes of the Fund's investment policies, a real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry. Real estate companies include real estate investment trusts and companies with substantial real estate holdings such as paper, lumber, hotel and entertainment companies. Companies whose products and services relate to the real estate industry include building supply manufacturers, mortgage lenders and mortgage servicing companies.

Real estate investment trusts ("REITs") are corporations or business trusts that are permitted to eliminate corporate level federal income taxes by meeting certain requirements of the Internal Revenue Code. REITs are characterized as:
o equity REITs, which primarily own property and generate revenue from rental income;
o    mortgage REITs, which invest in real estate mortgages; and
o hybrid REITs, which combine the characteristics of both equity and mortgage REITs.
In selecting securities for the Fund, the Sub-Advisor, PCREI, focuses on equity REITs.

The Fund may invest up to 25% of its assets in securities of foreign real estate companies.

Main Risks
Securities of real estate companies are subject to securities market risks as well as risks similar to those of direct ownership of real estate. These include:
o    declines in the value of real estate
o    risks related to general and local economic conditions
o    dependency on management skills
o    heavy cash flow dependency
o    possible lack of available mortgage funds
o    overbuilding
o    extended vacancies in properties
o    increases in property taxes and operating expenses
o    changes in zoning laws
o    expenses incurred in the cleanup of environmental problems
o    casualty or condemnation losses
o    changes in interest rates

In addition to the risks listed above, equity REITs are affected by the changes in the value of the properties owned by the trust. Mortgage REITs are affected by the quality of the credit extended. Both equity and mortgage REITs:
o    are dependent upon management skills and might not be diversified;
o    are subject to cash flow dependency and defaults by borrowers; and
o could fail to qualify for tax-free pass-through of income under the Internal Revenue Code.

Because of these factors, the value of the securities held by the Fund, and in turn the price per share of the Fund, changes on a daily basis. The current share price reflects the activities of individual companies as well as general market and economic conditions. In the short-term, share prices can fluctuate dramatically in response to these factors. Because of these fluctuations, principal values and investment returns vary. As with all mutual funds, the value of the Fund's assets may rise or fall. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

Investor Profile
The Fund is generally a suitable investment for investors who seek a total return, want to invest in companies engaged in the real estate industry and are willing to accept the potential for volatile fluctuations in the value of investments.

Because the inception date of the Fund is December 2000, only limited historical performance data is available. The year-to-date return for the Advisors Select and Advisors Preferred as of March 31, 2001 is -4.05% and -4.05%, respectively.



      Average annual total returns for the period ending December 31, 2000

This section shows how the Fund's cumulative returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

                          Since
         Class          Inception

     Advisors Select      3.46%*
     Advisors Preferred   3.46*

                                              Past One Past Five  Past Ten
                                                Year     Years     Years

 Morgan Stanley REIT Index                     26.81%   10.13%     N/A
 Morningstar Specialty - Real Estate Category  25.83    10.31    11.33%

* Period from December 6, 2000, date shares first offered to the public, through December 31, 2000.


                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                              1 Year    3 Years

        Advisors Select Class   $163     $505

        Advisors Preferred Class 145      449

                             Fund Operating Expenses

                                       Advisors    Advisors
                                        Select     Preferred
                                         Class       Class

     Management Fees..................   0.85%       0.85%
     12b-1 Fees.......................   0.37        0.31
     Other Expenses*..................   0.38        0.26

         Total Fund Operating Expenses   1.60%       1.42%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09


SMALLCAP BLEND FUND
The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 65% of its assets in companies with a market capitalization of $1.5 billion or less at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

In selecting securities for investment, the Sub-Advisor, Invista, looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of stocks with these characteristics. In managing the assets of the Fund, Invista does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their investment value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average. Selection is based on fundamental analysis of the company relative to other companies with the focus being on Invista's estimation of forward looking rates of return.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, small capitalization stocks, may underperform compared to the equity markets as a whole. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise and fall, the Fund's share price changes. The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid and large-sized companies and may underperform as compared to the securities of larger companies. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.


Because the inception date of the Fund is December 2000, only limited historical performance data is available. The year-to-date return for the Advisors Select and Advisors Preferred as of March 31, 2001 is -8.02% and -7.94%, respectively.


      Average annual total returns for the period ending December 31, 2000

This section shows how the Fund's cumulative returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

                          Since
         Class          Inception

     Advisors Select      5.94%*
     Advisors Preferred   5.94*

                                             Past One Past Five  Past Ten
                                               Year     Years     Years


Russell 2000 Index                            -3.02%   10.30%     15.52%
Morningstar Small Blend Category              12.84    12.95      15.92


* Period from December 6, 2000, date shares first offered to the public, through December 31, 2000.


                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                             1 Year    3 Years

       Advisors Select Class   $153     $474

       Advisors Preferred Class 134      418

                             Fund Operating Expenses

                                       Advisors    Advisors
                                        Select     Preferred
                                         Class       Class

     Management Fees..................   0.75%       0.75%
     12b-1 Fees.......................   0.37        0.31
     Other Expenses...................   0.38        0.26

         Total Fund Operating Expenses   1.50%       1.32%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09


SMALLCAP GROWTH FUND
The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 65% of its assets in companies with a market capitalization of $1.5 billion or less at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Sub-Advisor, Invista, uses a bottom-up approach in its selection of individual securities that it believes have an above average potential for earnings growth. Selection is based on fundamental analysis of a company relative to other companies with the focus being on Invista's assessment of current and future sales growth and operating margins. Up to 25% of Fund assets may be invested in foreign securities.

Invista focuses its stock selections on established companies that it believes have a sustainable competitive advantage. Invista constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, small capitalization growth stocks, may underperform compared to the equity markets as a whole. The securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise and fall, the Fund's share price changes. The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid and large-sized companies and may underperform as compared to the securities of larger companies. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.


Because the inception date of the Fund is December 2000, only limited historical performance data is available. The year-to-date return for the Advisors Select and Advisors Preferred as of March 31, 2001 is -11.05% and -11.06%, respectively.


      Average annual total returns for the period ending December 31, 2000

This section shows how the Fund's cumulative returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

                          Since
         Class          Inception

     Advisors Select     -4.17%*
     Advisors Preferred  -4.18*

                                              Past One Past Five  Past Ten
                                                Year     Years     Years

 Russell 2000 Growth Index                    -22.43%    7.14%     12.79%
 Morningstar Small Growth Category             -5.71    14.57      17.05


* Period from December 6, 2000, date shares first offered to the public, through December 31, 2000.


                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                               1 Year    3 Years

         Advisors Select Class   $153     $474

         Advisors Preferred Class 134      418



                                       Advisors    Advisors
                                        Select     Preferred
                                         Class       Class

     Management Fees..................   0.75%       0.75%
     12b-1 Fees.......................   0.37        0.31
     Other Expenses...................   0.38        0.26

         Total Fund Operating Expenses   1.50%       1.32%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09


SMALLCAP S&P 600 INDEX FUND
The Fund seeks long-term growth of capital.

Main Strategies
Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies that compose the Standard & Poor's* ("S&P") SmallCap 600 Index. The Sub-Advisor, Invista, attempts to mirror the investment performance of the index by allocating the Fund's assets in approximately the same weightings as the S&P SmallCap 600. The S&P SmallCap 600 is an unmanaged index of 600 domestic stocks chosen for market size, liquidity and industry group representation. Each stock is weighted by its market capitalization which means larger companies have greater representation in the index than smaller ones. Over the long-term, Invista seeks a very close correlation between performance of the Fund, before expenses, and that of the S&P SmallCap 600. It is unlikely that a perfect correlation of 1.00 will be achieved.

The Fund uses an indexing strategy and is not managed according to traditional methods of "active" investment management. Active management would include buying and selling securities based on economic, financial and investment judgement. Instead, the Fund uses a passive investment approach. Rather than judging the merits of a particular stock in selecting investments, Invista focuses on tracking the S&P SmallCap 600. Invista may also use stock index futures as a substitute for the sale or purchase of securities. It does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of poor stock performance.

The correlation between Fund and index performance may be affected by the Fund's expenses, changes in securities markets, changes in the composition of the index and the timing of purchases and sales of Fund shares. The Fund may invest in futures and options, which could carry additional risks such as losses due to unanticipated market price movements, and could also reduce the opportunity for gain.

Main Risks
Because of the difficulty and expense of executing relatively small stock trades, the Fund may not always be invested in the less heavily weighted S&P SmallCap 600 stocks. At times, the Fund's portfolio may be weighted differently from the S&P SmallCap 600, particularly if the Fund has a small level of assets to invest. In addition, the Fund's ability to match the performance of the S&P SmallCap 600 is affected to some degree by the size and timing of cash flows into and out of the Fund. The Fund attempts to minimize such effects.

Invista reserves the right to omit or remove any of the S&P SmallCap 600 stocks from the Fund if it determines that the stock is not sufficiently liquid. In addition, a stock might be excluded or removed from the Fund if extraordinary events or financial conditions lead Invista to believe that it should not be a part of the Fund's assets.

Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility (wide, rapid fluctuations), which is the principal risk of investing in the Fund.

Investments in companies with smaller market capitalizations may involve greater risks and price volatility than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

The net asset value of the Fund's shares is based on the values of the securities it holds. The value of the stocks owned by the Fund changes on a daily basis. The current share price reflects the activities of individual companies as well as general market and economic conditions. In the short-term, stock prices can fluctuate dramatically in response to these factors. The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies and may underperform as compared to the securities of larger companies. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive rather than active management style.

  * "Standard & Poor's SmallCap 600" and "S&P SmallCap 600" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed by the Manager. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.



Because the inception date of the Fund is December 2000, only limited historical performance data is available. The year-to-date return for the Advisors Select and Advisors Preferred as of March 31, 2001 is -6.62% and -6.53%, respectively.


      Average annual total returns for the period ending December 31, 2000

This section shows how the Fund's cumulative returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

                          Since
         Class          Inception

     Advisors Select      6.91%*
     Advisors Preferred   6.91*

                                             Past One Past Five  Past Ten
                                               Year     Years     Years


S&P SmallCap 600 Index                        11.80%   13.56%     17.43%
Morningstar Small Blend Category              12.84    12.95      15.92


* Period from December 6, 2000, date shares first offered to the public, through December 31, 2000.


                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                            1 Year    3 Years

      Advisors Select Class    $92     $287

      Advisors Preferred Class  74      230

                             Fund Operating Expenses

                                       Advisors    Advisors
                                        Select     Preferred
                                         Class       Class

     Management Fees..................   0.15%       0.15%
     12b-1 Fees.......................   0.37        0.31
     Other Expenses...................   0.38        0.26

         Total Fund Operating Expenses   0.90%       0.72%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09


SMALLCAP VALUE FUND
The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 65% of its assets in companies with a market capitalization of $1.5 billion or less at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies. Up to 25% of Fund assets may be invested in foreign securities.

The Fund specializes in stocks of small-sized companies that are undervalued at the time of purchase. These stocks are often characterized by below-average stock price/earnings ratios and above-average dividend yields. The Sub-Advisor, Invista, selects the Fund's investments primarily on the basis of fundamental security analysis, focusing on the company's financial stability, sales, earnings, dividend trends, return on equity and industry trends. The Fund often invests in stocks considered temporarily out of favor. Investors often overreact to bad news and do not respond quickly to good news. This results in undervalued stocks of the type held by this Fund.

Invista focuses its stock selections on established companies that it believes have a sustainable competitive advantage. Invista constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, small capitalization value stocks, may underperform compared to the equity markets as a whole. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise and fall, the Fund's share price changes. The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid and large-sized companies and may underperform as compared to the securities of larger companies. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.


Because the inception date of the Fund is December 2000, only limited historical performance data is available. The year-to-date return for the Advisors Select and Advisors Preferred as of March 31, 2001 is -2.41% and -2.41%, respectively.


      Average annual total returns for the period ending December 31, 2000

This section shows how the Fund's cumulative returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

                          Since
         Class          Inception

     Advisors Select      6.57%*
     Advisors Preferred   6.57*

                                              Past One Past Five  Past Ten
                                                Year     Years      Years

 Russell 2000 Value Index                      22.83%   12.59%     17.62%
 Morningstar Small Value Category              16.98    12.27      14.86

* Period from December 6, 2000, date shares first offered to the public, through December 31, 2000.


                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                   1 Year    3 Years

             Advisors Select Class   $153     $474

             Advisors Preferred Class 134      418

                             Fund Operating Expenses

                                       Advisors    Advisors
                                        Select     Preferred
                                         Class       Class

     Management Fees..................   0.75%       0.75%
     12b-1 Fees.......................   0.37        0.31
     Other Expenses...................   0.38        0.26

         Total Fund Operating Expenses   1.50%       1.32%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09


TECHNOLOGY FUND
The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests primarily in common stocks and other securities of technology and telecommunications companies domiciled in any of the nations of the world. The Sub-Advisor, BT, believes that as markets are becoming increasingly globalized, companies can no longer be researched on a purely regional basis. Companies are increasingly influenced by global, not just local trends, and for this reason BT believes that analysis and research needs to be conducted in a global context. BT considers companies in a broad range of technology-related industries, generally including: computers; software and peripheral products; electronics; communications equipment and services; and information services.

BT selects securities for the Fund based on its own global investment research. The research program is focused on three key criteria:
o business franchise - considering factors such as the company's relationship with its suppliers and customers, the degree of rivalry with competitors as well as the exposure to regulatory and technological risk;
o quality of management - assessing the company's management on its ability to execute current business plans, manage the capital invested in the business as well as the level of transparency with respect to strategy and operations; and
o business valuation - determining the private market or `true business value' of the firm.

BT's qualitative analysis is complemented by disciplined valuation techniques. These include proprietary models as well as conventional market measurements and industry specific models of relative value. This analytical framework ensures consistency and transparency throughout the research process. Portfolios are constructed and managed within predetermined guidelines that are regularly monitored by BT.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility.

In addition, foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. Foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

The Fund may invest in securities of companies with small to medium market capitalizations. While small companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risk and should be considered speculative. Small to mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. Historically, these securities have fluctuated in price more than larger company securities, especially over the short-term.

The Fund is also subject to the risk that its principal market segment, technology stocks, may underperform compared to other market segments or to the equity markets as a whole. The competitive pressures of advancing technology and the number of companies and product offerings which continue to expand could cause technology companies to become increasingly sensitive to short product cycles and aggressive pricing. To the extent that the Fund's investments are concentrated in issuers conducting business in the same industry, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that industry.

The Fund is a non-diversified investment company, as defined in the Investment Company Act of 1940, which means that a relatively high percentage of assets of the Fund may be invested in stocks of a limited number of issuers. The share price of the Fund may be more volatile than the share price of a diversified fund. The value of the shares of the Fund may be more susceptible to a single economic, political or regulatory occurrence than the shares of a diversified investment company.

Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.

The net asset value of the Fund's shares is based on the values of the securities it holds. The value of the stocks owned by the Fund changes on a daily basis. In the short-term, stock prices can fluctuate dramatically in response to these factors. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital in the technology and telecommunications sector and who are able to assume the increased risks of higher price volatility associated with such investments. In addition, an investor must be able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

Because the inception date of the Fund is December 2000, only limited historical performance data is available. The year-to-date return for the Advisors Select and Advisors Preferred as of March 31, 2001 is -26.62% and -26.51%, respectively.


      Average annual total returns for the period ending December 31, 2000

This section shows how the Fund's cumulative returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

                          Since
         Class          Inception

     Advisors Select    -12.45%*
     Advisors Preferred -12.45*

                                              Past One Past Five  Past Ten
                                                Year     Years      Years

 MSCI Global Technology and
    Telecommunications Index                  -42.13%    N/A        N/A
 Morningstar Specialty - Technology Category  -33.13    23.53%     26.78%

* Period from December 6, 2000, date shares first offered to the public, through December 31, 2000.

                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                             1 Year    3 Years

       Advisors Select Class   $178     $551

       Advisors Preferred Class 160      496


                             Fund Operating Expenses

                                       Advisors    Advisors
                                        Select     Preferred
                                         Class       Class

     Management Fees..................   1.00%       1.00%
     12b-1 Fees.......................   0.37        0.31
     Other Expenses*..................   0.38        0.26

         Total Fund Operating Expenses   1.75%       1.57%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09



EUROPEAN FUND
The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests primarily in equity securities of companies domiciled or in the opinion of the Sub-Advisor, BT, having their core business in Europe. The Fund may also invest in other securities of such companies. The Fund offers an opportunity to invest in a region with a wide spread of industries and in companies which, in the opinion of BT, may be undervalued.

The Fund invests in securities listed on foreign or domestic securities exchanges, securities traded in foreign or domestic over-the-counter markets and depositary receipts. Under normal market conditions, the Fund invests at least 65% of its assets in European securities. These include securities of:
o    companies organized under the laws of European countries;
o companies for which the principal securities trading market is in a European country; and
o companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from either goods or services produced or sales made in European countries.

The global equity investment philosophy of BT is to exploit market inefficiencies that arise from differing interpretations of market information. As a result, in BT's view, a company's share price does not always represent its true "business value." BT actively invests in those companies that it believes have been mispriced by investment markets. In order to exploit these inefficiencies successfully, BT seeks to enhance investment returns through:
o rigorous proprietary stock research which enables their analysts to understand the:
     o    quality of the company;
     o    nature of its management;
     o    nature of its industry competition; and
     o    business valuation - the true "business value" of the company;
o    maintaining global coverage within the universe of investment choices; and
o    maintaining a medium-term focus.

As a result, the Fund's portfolio reflects the opportunities presented by mispriced companies that offer the potential for strong, long-term investment returns with an acceptable level of investment risk.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility. In addition, foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. Foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.

The Fund anticipates that its portfolio turnover may, on occasion, exceed 100%. Turnover rates in excess of 100% generally result in higher transaction costs and may have an adverse impact on Fund performance.

The Fund may invest in securities of companies with small to medium market capitalizations. While small companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risk and should be considered speculative. Small to mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. Historically, these securities have fluctuated in price more than larger company securities, especially over the short-term.

The net asset value of the Fund's shares is based on the values of the securities it holds. The value of the stocks owned by the Fund changes on a daily basis. In the short-term, stock prices can fluctuate dramatically in response to these factors. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital in European markets who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

Because the inception date of the Fund is December 2000, only limited historical performance data is available. The year-to-date return for the Advisors Select and Advisors Preferred as of March 31, 2001 is -16.62% and -16.62%, respectively.

      Average annual total returns for the period ending December 31, 2000

This section shows how the Fund's cumulative returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

                          Since
         Class          Inception

     Advisors Select      4.51%*
     Advisors Preferred   4.51*

                                             Past One Past Five   Past Ten
                                               Year     Years      Years

MSCI Europe (15) Index - ND                   -8.39%   15.37%      13.48%
Morningstar Europe Stock Category             -6.58    15.48       12.14

     * Period from December 6, 2000, date shares first offered to the public, through December 31, 2000.


                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                               1 Year    3 Years

         Advisors Select Class   $178     $551

         Advisors Preferred Class 160      496

                             Fund Operating Expenses

                                       Advisors    Advisors
                                        Select     Preferred
                                         Class       Class

     Management Fees..................   1.00%       1.00%
     12b-1 Fees.......................   0.37        0.31
     Other Expenses*..................   0.38        0.26

         Total Fund Operating Expenses   1.75%       1.57%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09




INTERNATIONAL EMERGING MARKETS FUND

The Fund seeks long-term growth of capital.

Main Strategies

The Fund seeks to achieve its objective by investing in common stocks of companies in emerging market countries. For this Fund, the term "emerging market country" means any country which is considered to be an emerging country by the international financial community (including the International Bank for Reconstruction and Development (also known as the World Bank) and the International Financial Corporation). These countries generally include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe. Investing in many emerging market countries is not feasible or may involve unacceptable political risk. Invista, the Sub-Advisor, focuses on those emerging market countries that it believes have strongly developing economies and markets which are becoming more sophisticated.

Under normal conditions, at least 65% of the Fund's assets are invested in emerging market country equity securities. The Fund invests in securities of:
o companies with their principal place of business or principal office in emerging market countries;
o companies for which the principal securities trading market is an emerging market country; or
o companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from either goods or services produced in emerging market countries or sales made in emerging market countries.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility. In addition, foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. Foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.

Investments in emerging market countries involve special risks. Certain emerging market countries have historically experienced, and may continue to experience, certain economic problems. These may include: high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of debt, balance of payments and trade difficulties, and extreme poverty and unemployment.

The Fund may invest in securities of companies with small to medium market capitalizations. While small companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risk and should be considered speculative. Small to mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. Historically, these securities have fluctuated in price more than larger company securities, especially over the short-term.

The net asset value of the Fund's shares is based on the values of the securities it holds. The value of the stocks owned by the Fund changes on a daily basis. The current share price reflects the activities of individual companies as well as general market and economic conditions. In the short-term, stock prices can fluctuate dramatically in response to these factors. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

The Fund anticipates that its portfolio turnover will typically range from 200% to 300%. Turnover rates in excess of 100% generally result in higher transaction costs and a possible increase in short-term capital gains (or losses).

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital in securities of emerging market countries who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.



Because the inception date of the Fund is December 2000, only limited historical performance data is available. The year-to-date return for the Advisors Select and Advisors Preferred as of March 31, 2001 is -7.85% and -7.75%, respectively.


      Average annual total returns for the period ending December 31, 2000

This section shows how the Fund's cumulative returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

                          Since
         Class          Inception

     Advisors Select     -1.08%*
     Advisors Preferred  -1.08*

                                              Past One Past Five   Past Ten
                                                Year     Years      Years

 MSCI - Emerging Markets Free Index - ID       -30.61%   -4.17%       8.25%
 Morningstar Diversified Emerging
        Markets Category                       -31.11    -2.08        1.96

* Period from December 6, 2000, date shares first offered to the public, through December 31, 2000.


                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                1 Year    3 Years

          Advisors Select Class   $213     $658

          Advisors Preferred Class 195      603

                             Fund Operating Expenses

                                       Advisors    Advisors
                                        Select     Preferred
                                         Class       Class

     Management Fees..................   1.35%       1.35%
     12b-1 Fees.......................   0.37        0.31
     Other Expenses*..................   0.38        0.26

         Total Fund Operating Expenses   2.10%       1.92%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09




INTERNATIONAL FUND I

The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests in a portfolio of equity securities of companies domiciled in any of the nations of the world. The Fund invests in securities of:
o companies with their principal place of business or principal office outside the U.S.;
o companies for which the principal securities trading market is outside the U.S.; and
o companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from goods or services produced or sales made outside the U.S.

The Fund has no limitation on the percentage of assets that are invested in any one country or denominated in any one currency. However under normal market conditions, the Fund intends to have at least 65% of its assets invested in companies in at least three different countries. One of those countries may be the U.S. though currently the Fund does not intend to invest in equity securities of U.S. companies.

Investments may be made anywhere in the world. Primary consideration is given to securities of corporations of Western Europe, North America and Australasia
(Australia, Japan and Far East Asia). Changes in investments are made as prospects change for particular countries, industries or companies.

In choosing investments for the Fund, the Sub-Advisor, Invista, pays particular attention to the long-term earnings prospects of the various companies under consideration. Invista then weighs those prospects relative to the price of the security.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility. In addition, foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. Foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.

The Fund may invest in securities of companies with small to medium market capitalizations. While small companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risk and should be considered speculative. Small to mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. Historically, these securities have fluctuated in price more than larger company securities, especially over the short-term.

The net asset value of the Fund's shares is based on the values of the securities it holds. The value of the stocks owned by the Fund changes on a daily basis. The current share price reflects the activities of individual companies as well as general market and economic conditions. In the short-term, stock prices can fluctuate dramatically in response to these factors. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital in markets outside of the U.S. who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.



Because the inception date of the Fund is December 2000, only limited historical performance data is available. The year-to-date return for the Advisors Select and Advisors Preferred as of March 31, 2001 is -17.33% and -17.14%, respectively.



      Average annual total returns for the period ending December 31, 2000

This section shows how the Fund's cumulative returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

                          Since
         Class          Inception

     Advisors Select      3.69%*
     Advisors Preferred   3.69%*

                                                   Past One Past Five   Past Ten
                                                     Year     Years      Years

 MSCI EAFE (Europe, Australia, Far East) Index-ND  -14.17%    7.13%       8.24%
 Morningstar Foreign Stock Category                -15.66     9.43        9.57

* Period from December 6, 2000, date shares first offered to the public, through December 31, 2000.


                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                              1 Year    3 Years

        Advisors Select Class   $168     $520

        Advisors Preferred Class 150      465


                             Fund Operating Expenses

                                       Advisors    Advisors
                                        Select     Preferred
                                         Class       Class

     Management Fees..................   0.90%       0.90%
     12b-1 Fees.......................   0.37        0.31
     Other Expenses*..................   0.38        0.26

         Total Fund Operating Expenses   1.65%       1.47%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09




INTERNATIONAL FUND II

The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests in common stocks and other securities of companies domiciled in any of the nations of the world. The Fund invests in securities listed on foreign or domestic securities exchanges, securities traded in foreign or domestic over-the-counter markets and depositary receipts. It purchases securities of:
o companies with their principal place of business or principal offices outside the U.S.;
o companies for which the principal securities trading market is outside the U.S.; or
o companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from either goods or services produced or sales made outside the U.S.

The Sub-Advisor, BT, selects securities for the Fund based on its own global investment research. The research program is focused on three key criteria:
o business franchise - considering factors such as the company's relationship with its suppliers and customers, the degree of rivalry with competitors as well as the exposure to regulatory and technological risk;
o quality of management - assessing the company's management on its ability to execute current business plans, manage the capital invested in the business as well as the level of transparency with respect to strategy and operations; and
o business valuation - determining the private market or `true business value' of the firm.

BT's qualitative analysis is complemented by disciplined valuation techniques. These include proprietary models as well as conventional market measurements and industry specific models of relative value. This analytical framework ensures consistency and transparency throughout the research process. Portfolios are constructed and managed within predetermined guidelines that are regularly monitored by BT.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility.

In addition, foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. Foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.

The Fund may invest in securities of companies with small to medium market capitalizations. While small companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risk and should be considered speculative. Small to mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. Historically, these securities have fluctuated in price more than larger company securities, especially over the short-term.

The net asset value of the Fund's shares is based on the values of the securities it holds. The value of the stocks owned by the Fund changes on a daily basis. In the short-term, stock prices can fluctuate dramatically in response to these factors. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking growth of capital in markets outside of the U.S. who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.


Because the inception date of the Fund is December 2000, only limited historical performance data is available. The year-to-date return for the Advisors Select and Advisors Preferred as of March 31, 2001 is -15.00% and -14.91%, respectively.


      Average annual total returns for the period ending December 31, 2000

This section shows how the Fund's cumulative returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

                          Since
         Class          Inception

     Advisors Select     -0.39%*
     Advisors Preferred  -0.39*

                                                  Past One Past Five   Past Ten
                                                    Year     Years      Years

MSCI EAFE (Europe, Australia, Far East) Index-ND  -14.17%    7.13%       8.24%
Morningstar Foreign Stock Category                -15.66     9.43        9.57

* Period from December 6, 2000, date shares first offered to the public, through December 31, 2000.


                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                               1 Year    3 Years

         Advisors Select Class   $178     $551

         Advisors Preferred Class 160      496

                             Fund Operating Expenses

                                       Advisors    Advisors
                                        Select     Preferred
                                         Class       Class

     Management Fees..................   1.00%       1.00%
     12b-1 Fees.......................   0.37        0.31
     Other Expenses*..................   0.38        0.26

         Total Fund Operating Expenses   1.75%       1.57%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09


INTERNATIONAL SMALLCAP FUND

The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests primarily in equity securities of non-U.S. companies with comparatively smaller market capitalizations. Under normal market conditions, the Fund invests at least 65% of its assets in securities of companies having market capitalizations of $1.5 billion or less at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Fund invests in securities of:
o companies with their principal place of business or principal office outside the U.S.;
o companies for which the principal securities trading market is outside the U.S.; and
o companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from goods or services produced or sales made outside the U.S.

The Sub-Advisor, Invista, diversifies the Fund's investments geographically. There is no limitation on the percentage of assets that may be invested in one country or denominated in any one currency. However, under normal market circumstances, the Fund intends to invest at least 65% of its assets in securities of companies of at least three countries.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility. In addition, foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. Foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.

The Fund may invest in securities of companies with small to medium market capitalizations. While small companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risk and should be considered speculative. Small to mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. Historically, these securities have fluctuated in price more than larger company securities, especially over the short-term.

The net asset value of the Fund's shares is based on the values of the securities it holds. The value of the stocks owned by the Fund changes on a daily basis. The current share price reflects the activities of individual companies as well as general market and economic conditions. In the short-term, stock prices can fluctuate dramatically in response to these factors. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital in smaller companies outside of the U.S. who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

Because the inception date of the Fund is December 2000, only limited historical performance data is available. The year-to-date return for the Advisors Select and Advisors Preferred as of March 31, 2001 is -17.08% and -16.99%, respectively.


      Average annual total returns for the period ending December 31, 2000

This section shows how the Fund's cumulative returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

                          Since
         Class          Inception

     Advisors Select      1.37%*
     Advisors Preferred   1.37*

                                              Past One Past Five   Past Ten
                                                Year     Years      Years

 Salomon Smith Barney DISC Less than
        $2 Billion Index                       -8.34%    1.93%       4.67%

 Morningstar Foreign Stock Category           -15.66     9.43        9.57

* Period from December 6, 2000, date shares first offered to the public, through December 31, 2000.


                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                1 Year    3 Years

          Advisors Select Class   $198     $612

          Advisors Preferred Class 180      557

                             Fund Operating Expenses

                                       Advisors    Advisors
                                        Select     Preferred
                                         Class       Class

     Management Fees..................   1.20%       1.20%
     12b-1 Fees.......................   0.37        0.31
     Other Expenses*..................   0.38        0.26

         Total Fund Operating Expenses   1.95%       1.77%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09




PACIFIC BASIN FUND

The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests primarily in equity securities (or other securities with equity characteristics) of issuers located in the Pacific Basin region, including Japan. The Fund invests in securities listed on foreign or domestic securities exchanges, securities traded in foreign or domestic over-the-counter markets and depositary receipts. Under normal market conditions, the Fund invests at least 65% of its assets in such securities. The Fund's investments are generally diversified among securities of issuers of several Pacific Basin countries, which include but are not limited to: Australia, China, Hong Kong, India, Indonesia, Japan, Malaysia, New Zealand, Singapore, Sri Lanka, South Korea, Thailand, Taiwan and Vietnam. These include securities of:
o    companies organized under the laws of Pacific Basin countries;
o companies for which the principal securities trading market is in a Pacific Basin country; and
o companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from either goods or services produced or sales made in Pacific Basin countries.

Under normal market conditions, the Fund intends to have at least 65% of its assets invested in companies in Pacific Basin countries and may have a significant portion of its assets invested in securities of issuers in Japan. Criteria for determining the distribution of investments include the prospects for relative growth among foreign countries, expected levels of inflation, government policies influencing business conditions and the range of opportunities available to international investors.

The global equity investment philosophy of BT, the Sub-Advisor, is to exploit market inefficiencies that arise from differing interpretations of market information. As a result, in BT's view, a company's share price does not always represent its true "business value." BT actively invests in those companies that it believes have been mispriced by investment markets. In order to exploit these inefficiencies successfully, BT seeks to enhance investment returns through:
o rigorous proprietary stock research which enables their analysts to understand the:
     o   quality of the company;
     o   nature of its management;
     o   nature of its industry competition; and
     o   business  valuation  - the  true  "business  value"  of the  company;
o    maintaining global coverage within the universe of investment choices; and
o    maintaining a medium-term focus.
As a result, the Fund's portfolio reflects the opportunities presented by mispriced companies that offer the potential for strong, long-term investment returns with an acceptable level of investment risk.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility. In addition, foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. Foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.

The Fund anticipates that its portfolio turnover may, on occasion, exceed 100%. Turnover rates in excess of 100% generally result in higher transaction costs and may have an adverse impact on Fund performance.

The Fund may invest in securities of companies with small to medium market capitalizations. While small companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risk and should be considered speculative. Small to mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. Historically, these securities have fluctuated in price more than larger company securities, especially over the short-term.

The net asset value of the Fund's shares is based on the values of the securities it holds. The value of the stocks owned by the Fund changes on a daily basis. The current share price reflects the activities of individual companies as well as general market and economic conditions. In the short-term, stock prices can fluctuate dramatically in response to these factors. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

To the extent that the assets of the Fund are concentrated in securities of issuers in Japan, the value of the shares of the Fund may be more susceptible to a single economic, political or regulatory occurrence than shares of a Fund less concentrated in a single country.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital in Pacific Basin markets who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.


Because the inception date of the Fund is December 2000, only limited historical performance data is available. The year-to-date return for the Advisors Select and Advisors Preferred as of March 31, 2001 is -9.32% and -9.32%, respectively.

      Average annual total returns for the period ending December 31, 2000

This section shows how the Fund's cumulative returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

                          Since
         Class          Inception

     Advisors Select     -10.03%*
     Advisors Preferred  -10.03*

                                                Past One Past Five   Past Ten
                                                  Year     Years      Years

 MSCI Pacific Free Index - ND                    -25.78%   -4.08%       1.54%
 Morningstar Diversified Pacific/Asia
     Stock Category                              -35.75    -3.50        5.65

* Period from December 6, 2000, date shares first offered to the public, through December 31, 2000.

                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                1 Year    3 Years

          Advisors Select Class   $178     $551

          Advisors Preferred Class 160      496


                             Fund Operating Expenses

                                       Advisors    Advisors
                                        Select     Preferred
                                         Class       Class

     Management Fees..................   1.00%       1.00%
     12b-1 Fees.......................   0.37        0.31
     Other Expenses*..................   0.38        0.26

         Total Fund Operating Expenses   1.75%       1.57%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09



LIFETIME 2010 FUND

The Fund seeks a total return consisting of long-term growth of capital and current income.

Main Strategies
To pursue its goal, the Fund invests in shares of other Principal Investors Funds (the "underlying funds") which are described in this prospectus. The underlying funds are intended to give the Fund broad exposure to the domestic and foreign equity and fixed-income markets. At any time, the Sub-Advisor, Invista, may add or substitute underlying funds in which the Fund invests.

Currently, approximately 40% of the Fund's assets are invested in equity securities and 60% in fixed-income securities. In deciding how to allocate the Fund's assets among the underlying funds, Invista considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund.

Over time, shifts in the allocations to the underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years. Invista intends to allocate the Fund's assets so that approximately five to ten years after the year 2010, the Fund's asset allocation in the underlying funds matches the asset allocation of the LifeTime Strategic Income Fund. At that time, the Fund may be combined with the LifeTime Strategic Income Fund. The Board of Directors would need to determine at the time of the proposed combination that the combining of the funds is in the best interests of the funds' shareholders.

Main Risks
The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them.

The Fund's broad diversification is designed to cushion severe losses in any one investment sector and moderate the Fund's overall price swings. However, the Fund's share prices will fluctuate as the prices of the underlying funds rise or fall with changing market conditions.

Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. A company in which a particular underlying fund invests may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of the securities issued by such companies may decline. In addition, Invista's assessment of the potential growth of underlying funds held by the Fund may prove incorrect, resulting in losses or poor performance even in a rising market. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

In addition to the general stock market, certain underlying funds have additional risks. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. To the extent an underlying fund invests in foreign securities, it is also subject to the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

The values of the fixed-income securities in which certain underlying funds invest change daily. Their prices reflect changes in interest rates, market conditions and announcements of other economic, political of financial information. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.

Investor Profile
The Fund is generally a suitable investment for investors expecting to retire around the year 2010 or fund a cashflow need in the year 2010.

Because the inception date of the Fund is March 2001, only limited historical performance data is available. The return for the period March 1, 2001 through March 31, 2001 for the Advisors Select and Advisors Preferred is -2.50% and -2.40%, respectively.

As of June 1, 2001 the Fund's assets were allocated among the following underlying funds as follows:

         Bond & Mortgage Securities                27%
         Government Securities                     18
         High-Quality Short-Term Bond              15
         International I                            8
         LargeCap Growth                            6
         LargeCap Value                             7
         Partners LargeCap Growth I                 4%
         Partners LargeCap Value                    7
         Partners SmallCap Growth I                 2
         SmallCap Growth                            2
         SmallCap Value                             4


Based on this allocation, the weighted average management fee of the underlying funds is 0.57%. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.

                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the Fund's operating expenses and the allocation to the underlying funds remain the same. Based on these assumptions your cost would be:

                                1 Year    3 Years


          Advisors Select Class   $147     $456

         Advisors Preferred Class 129      400


                             Fund Operating Expenses

                                       Advisors    Advisors
                                        Select     Preferred
                                         Class       Class

     Management Fees*.................   0.1225%     0.1225%
     12b-1............................   0.3700      0.3100
     Other Expenses**.................   0.3800      0.2600

         Total Fund Operating Expenses   0.8725%     0.6925%

     * The Fund as a shareholder in the underlying funds, indirectly bears its pro rata share of the management fees incurred by each underlying fund. The Fund's investment return is net of the underlying funds' management fees. The management fee of each potential underlying fund is shown with the description of that fund.

     **Other Expenses
          Service Fee                    0.25%       0.17%
          Administrative Service Fee     0.13        0.09


LIFETIME 2020 FUND

The Fund seeks a total return consisting of long-term growth of capital and current income.

Main Strategies
To pursue its goal, the Fund invests in shares of other Principal Investors Funds (the "underlying funds") which are described in this prospectus. The underlying funds are intended to give the Fund broad exposure to the domestic and foreign equity and fixed-income markets. At any time, the Sub-Advisor, Invista, may add or substitute underlying funds in which the Fund invests.

Currently, approximately 50% of the Fund's assets are invested in equity securities and 50% in fixed-income securities. In deciding how to allocate the Fund's assets among the underlying funds, Invista considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund.

Over time, shifts in the allocations to the underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years. Invista intends to allocate the Fund's assets so that approximately five to ten years after the year 2020, the Fund's asset allocation in the underlying funds matches the asset allocation of the LifeTime Strategic Income Fund. At that time, the Fund may be combined with the LifeTime Strategic Income Fund. The Board of Directors would need to determine at the time of the proposed combination that the combining of the funds is in the best interests of the funds' shareholders.

Main Risks
The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them.

The Fund's broad diversification is designed to cushion severe losses in any one investment sector and moderate the Fund's overall price swings. However, the Fund's share prices will fluctuate as the prices of the underlying funds rise or fall with changing market conditions.

Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. A company in which a particular underlying fund invests may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of the securities issued by such companies may decline. In addition, Invista's assessment of the potential growth of underlying funds held by the Fund may prove incorrect, resulting in losses or poor performance even in a rising market. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

In addition to the general stock market, certain underlying funds have additional risks. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. To the extent an underlying fund invests in foreign securities, it is also subject to the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

The values of the fixed-income securities in which certain underlying funds invest change daily. Their prices reflect changes in interest rates, market conditions and announcements of other economic, political of financial information. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.

Investor Profile
The Fund is generally a suitable investment for investors expecting to retire around the year 2020 or fund a cashflow need in the year 2020.

Because the inception date of the Fund is March 2001, only limited historical performance data is available. The return for the period March 1, 2001 through March 31, 2001 for the Advisors Select and Advisors Preferred is -3.30% and -3.30%, respectively.

As of June 1, 2001 the Fund's assets were allocated among the following underlying funds as follows:


         Bond & Mortgage Securities                30%
         Government Securities                     20
         International Emerging Markets             2
         International I                            8
         LargeCap Growth                            7
         LargeCap Value                             9
         Partners LargeCap Growth I                 6%
         Partners LargeCap Value                    8
         Partners SmallCap Growth I                 2
         SmallCap Growth                            3
         SmallCap Value                             5



Based on this allocation, the weighted average management fee of the underlying funds is 0.62%. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.

                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the Fund's operating expenses and the allocation to the underlying funds remain the same. Based on these assumptions your cost would be:

                                  1 Year    3 Years

            Advisors Select Class   $152     $472

            Advisors Preferred Class 134      416

                             Fund Operating Expenses

                                       Advisors    Advisors
                                        Select     Preferred
                                         Class       Class

     Management Fees*.................   0.1225%     0.1225%
     12b-1............................   0.3700      0.3100
     Other Expenses**.................   0.3800      0.2600

         Total Fund Operating Expenses   0.8725%     0.6925%

     * The Fund as a shareholder in the underlying funds, indirectly bears its pro rata share of the management fees incurred by each underlying fund. The Fund's investment return is net of the underlying funds' management fees. The management fee of each potential underlying fund is shown with the description of that fund.

     **Other Expenses
          Service Fee                    0.25%       0.17%
          Administrative Service Fee     0.13        0.09



LIFETIME 2030 FUND
The Fund seeks a total return consisting of long-term growth of capital and current income.

Main Strategies
To pursue its goal, the Fund invests in shares of other Principal Investors Funds (the "underlying funds") which are described in this prospectus. The underlying funds are intended to give the Fund broad exposure to the domestic and foreign equity and fixed-income markets. At any time, the Sub-Advisor, Invista, may add or substitute underlying funds in which the Fund invests.

Currently, approximately 60% of the Fund's assets are invested in equity securities and 40% in fixed-income securities. In deciding how to allocate the Fund's assets among the underlying funds, Invista considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund.

Over time, shifts in the allocations to the underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years. Invista intends to allocate the Fund's assets so that approximately five to ten years after the year 2030, the Fund's asset allocation in the underlying funds matches the asset allocation of the LifeTime Strategic Income Fund. At that time, the Fund may be combined with the LifeTime Strategic Income Fund. The Board of Directors would need to determine at the time of the proposed combination that the combining of the funds is in the best interests of the funds' shareholders.

Main Risks
The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them.

The Fund's broad diversification is designed to cushion severe losses in any one investment sector and moderate the Fund's overall price swings. However, the Fund's share prices will fluctuate as the prices of the underlying funds rise or fall with changing market conditions.

Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. A company in which a particular underlying fund invests may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of the securities issued by such companies may decline. In addition, Invista's assessment of the potential growth of underlying funds held by the Fund may prove incorrect, resulting in losses or poor performance even in a rising market. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

In addition to the general stock market, certain underlying funds have additional risks. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. To the extent an underlying fund invests in foreign securities, it is also subject to the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

The values of the fixed-income securities in which certain underlying funds invest change daily. Their prices reflect changes in interest rates, market conditions and announcements of other economic, political of financial information. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.

Investor Profile
The Fund is generally a suitable investment for investors expecting to retire around the year 2030 or fund a cashflow need in the year 2030.

Because the inception date of the Fund is March 2001, only limited historical performance data is available. The return for the period March 1, 2001 through March 31, 2001 for the Advisors Select and Advisors Preferred is -3.90% and -3.90%, respectively.

As of June 1, 2001 the Fund's assets were allocated among the following underlying funds as follows:

         Bond & Mortgage Securities                24%
         Government Securities                     16
         International Emerging Markets             2
         International I                           10
         LargeCap Growth                            8
         LargeCap Value                            10
         Partners LargeCap Growth I                 7%
         Partners LargeCap Value                   11
         Partners SmallCap Growth I                 3
         SmallCap Growth                            3
         SmallCap Value                             6

Based on this allocation, the weighted average management fee of the underlying funds is 0.64%. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.

                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the Fund's operating expenses and the allocation to the underlying funds remain the same. Based on these assumptions your cost would be:

                               1 Year    3 Years


         Advisors Select Class   $154     $478

         Advisors Preferred Class 136      422


                             Fund Operating Expenses

                                       Advisors    Advisors
                                        Select     Preferred
                                         Class       Class

     Management Fees*.................   0.1225%     0.1225%
     12b-1............................   0.3700      0.3100
     Other Expenses**.................   0.3800      0.2600

         Total Fund Operating Expenses   0.8725%     0.6925%

     * The Fund as a shareholder in the underlying funds, indirectly bears its pro rata share of the management fees incurred by each underlying fund. The Fund's investment return is net of the underlying funds' management fees. The management fee of each potential underlying fund is shown with the description of that fund.

     **Other Expenses
          Service Fee                    0.25%       0.17%
          Administrative Service Fee     0.13        0.09



LIFETIME 2040 FUND

The Fund seeks a total return consisting of long-term growth of capital and current income.

Main Strategies
To pursue its goal, the Fund invests in shares of other Principal Investors Funds (the "underlying funds") which are described in this prospectus. The underlying funds are intended to give the Fund broad exposure to the domestic and foreign equity and fixed-income markets. At any time, the Sub-Advisor, Invista, may add or substitute underlying funds in which the Fund invests.

Currently, approximately 70% of the Fund's assets are invested in equity securities and 30% in fixed-income securities. In deciding how to allocate the Fund's assets among the underlying funds, Invista considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund.

Over time, shifts in the allocations to the underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years. Invista intends to allocate the Fund's assets so that approximately five to ten years after the year 2040, the Fund's asset allocation in the underlying funds matches the asset allocation of the LifeTime Strategic Income Fund. At that time, the Fund may be combined with the LifeTime Strategic Income Fund. The Board of Directors would need to determine at the time of the proposed combination that the combining of the funds is in the best interests of the funds' shareholders.

Main Risks
The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them.

The Fund's broad diversification is designed to cushion severe losses in any one investment sector and moderate the Fund's overall price swings. However, the Fund's share prices will fluctuate as the prices of the underlying funds rise or fall with changing market conditions.

Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. A company in which a particular underlying fund invests may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of the securities issued by such companies may decline. In addition, Invista's assessment of the potential growth of underlying funds held by the Fund may prove incorrect, resulting in losses or poor performance even in a rising market. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

In addition to the general stock market, certain underlying funds have additional risks. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. To the extent an underlying fund invests in foreign securities, it is also subject to the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

The values of the fixed-income securities in which certain underlying funds invest change daily. Their prices reflect changes in interest rates, market conditions and announcements of other economic, political of financial information. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.

Investor Profile
The Fund is generally a suitable investment for investors expecting to retire around the year 2040 or fund a cashflow need in the year 2040.

Because the inception date of the Fund is March 2001, only limited historical performance data is available. The return for the period March 1, 2001 through March 31, 2001 for the Advisors Select and Advisors Preferred is -4.70% and -4.70%, respectively.

As of June 1, 2001 the Fund's assets were allocated among the following underlying funds as follows:


         Bond & Mortgage Securities                18%
         Government Securities                     12
         International Emerging Markets             2
         International I                           10
         International SmallCap                     2
         LargeCap Growth                            9
         LargeCap Value                            12%
         Partners LargeCap Growth I                 9
         Partners LargeCap Value                   12
         Partners SmallCap Growth I                 3
         SmallCap Growth                            4
         SmallCap Value                             7



Based on this allocation, the weighted average management fee of the underlying funds is 0.67%. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.

                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the Fund's operating expenses and the allocation to the underlying funds remain the same. Based on these assumptions your cost would be:

                            1 Year    3 Years


      Advisors Select Class   $157     $487

      Advisors Preferred Class 139      432

                             Fund Operating Expenses

                                       Advisors    Advisors
                                        Select     Preferred
                                         Class       Class

     Management Fees*.................   0.1225%     0.1225%
     12b-1............................   0.3700      0.3100
     Other Expenses**.................   0.3800      0.2600

         Total Fund Operating Expenses   0.8725%     0.6925%

     * The Fund as a shareholder in the underlying funds, indirectly bears its pro rata share of the management fees incurred by each underlying fund. The Fund's investment return is net of the underlying funds' management fees. The management fee of each potential underlying fund is shown with the description of that fund.

     **Other Expenses
          Service Fee                    0.25%       0.17%
          Administrative Service Fee     0.13        0.09


LIFETIME 2050 FUND

The Fund seeks a total return consisting of long-term growth of capital and current income.

Main Strategies
To pursue its goal, the Fund invests in shares of other Principal Investors Funds (the "underlying funds") which are described in this prospectus. The underlying funds are intended to give the Fund broad exposure to the domestic and foreign equity and fixed-income markets. At any time, the Sub-Advisor, Invista, may add or substitute underlying funds in which the Fund invests.

Currently, approximately 80% of the Fund's assets are invested in equity securities and 20% in fixed-income securities. In deciding how to allocate the Fund's assets among the underlying funds, Invista considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund.

Over time, shifts in the allocations to the underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years. Invista intends to allocate the Fund's assets so that approximately five to ten years after the year 2050, the Fund's asset allocation in the underlying funds matches the asset allocation of the LifeTime Income Fund. At that time, the Fund may be combined with the LifeTime Income Fund. The Board of Directors would need to determine at the time of the proposed combination that the combining of the funds is in the best interests of the funds' shareholders.

Main Risks
The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them.

The Fund's broad diversification is designed to cushion severe losses in any one investment sector and moderate the Fund's overall price swings. However, the Fund's share prices will fluctuate as the prices of the underlying funds rise or fall with changing market conditions.

Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. A company in which a particular underlying fund invests may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of the securities issued by such companies may decline. In addition, Invista's assessment of the potential growth of underlying funds held by the Fund may prove incorrect, resulting in losses or poor performance even in a rising market. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

In addition to the general stock market, certain underlying funds have additional risks. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. To the extent an underlying fund invests in foreign securities, it is also subject to the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

The values of the fixed-income securities in which certain underlying funds invest change daily. Their prices reflect changes in interest rates, market conditions and announcements of other economic, political of financial information. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.

Investor Profile
The Fund is generally a suitable investment for investors expecting to retire around the year 2050 or fund a cashflow need in the year 2050.

Because the inception date of the Fund is March 2001, only limited historical performance data is available. The return for the period March 1, 2001 through March 31, 2001 for the Advisors Select and Advisors Preferred is -5.40% and -5.40%, respectively.

As of June 1, 2001 the Fund's assets were allocated among the following underlying funds as follows:

         Bond & Mortgage Securities                12%
         Government Securities                      8
         International Emerging Markets             3
         International I                           10
         International SmallCap                     3
         LargeCap Growth                           10
         LargeCap Value                            14%
         Partners LargeCap Growth I                10
         Partners LargeCap Value                   14
         Partners SmallCap Growth I                 4
         SmallCap Growth                            4
         SmallCap Value                             8


Based on this allocation, the weighted average management fee of the underlying funds is 0.70%. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.

                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the Fund's operating expenses and the allocation to the underlying funds remain the same. Based on these assumptions your cost would be:

                                1 Year    3 Years


          Advisors Select Class   $160     $496

          Advisors Preferred Class 142      441


                             Fund Operating Expenses

                                       Advisors    Advisors
                                        Select     Preferred
                                         Class       Class

     Management Fees*.................   0.1225%     0.1225%
     12b-1............................   0.3700      0.3100
     Other Expenses**.................   0.3800      0.2600

         Total Fund Operating Expenses   0.8725%     0.6925%

     * The Fund as a shareholder in the underlying funds, indirectly bears its pro rata share of the management fees incurred by each underlying fund. The Fund's investment return is net of the underlying funds' management fees. The management fee of each potential underlying fund is shown with the description of that fund.

     **Other Expenses
          Service Fee                    0.25%       0.17%
          Administrative Service Fee     0.13        0.09


LIFETIME STRATEGIC INCOME FUND

The Fund seeks high current income.

Main Strategies
To pursue its goal, the Fund invests in shares of other Principal Investors Funds (the "underlying funds") which are described in this prospectus. The Fund allocates its assets in the underlying funds using a moderate allocation strategy that is intended to give the Fund exposure to the domestic and foreign equity and fixed-income markets. At any time, the Sub-Advisor, Invista, may add or substitute underlying funds in which the Fund invests.

Currently, approximately 25% of the Fund's assets are invested in equity securities and 75% in fixed-income securities. In deciding how to allocate the Fund's assets among the underlying funds, Invista considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund.

Main Risks
The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them.

The Fund's broad diversification is designed to moderate the Fund's overall price swings. However, the Fund's share prices will fluctuate as the prices of the underlying funds rise or fall with changing market conditions.

Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. A company in which a particular underlying fund invests may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of the securities issued by such companies may decline. In addition, Invista's assessment of the potential growth of underlying funds held by the Fund may prove incorrect, resulting in losses or poor performance even in a rising market. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

In addition to the general stock market, certain underlying funds have additional risks. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. To the extent an underlying fund invests in foreign securities, it is also subject to the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

The values of the fixed-income securities in which certain underlying funds invest change daily. Their prices reflect changes in interest rates, market conditions and announcements of other economic, political of financial information. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.

Investor Profile
The Fund is generally a suitable investment for investors in retirement.

Because the inception date of the Fund is March 2001, only limited historical performance data is available. The return for the period March 1, 2001 through March 31, 2001 for the Advisors Select and Advisors Preferred is -1.80% and -1.70%, respectively.

As of June 1, 2001 the Fund's assets were allocated among the following underlying funds as follows:


         Bond & Mortgage Securities                21%
         Government Securities                     14
         High-Quality Short-Term Bond              25
         International I                            6
         LargeCap Growth                            4
         LargeCap Value                             5
         Money Market                              10%
         Partners LargeCap Growth I                 4
         Partners LargeCap Value                    5
         Partners SmallCap Growth I                 1
         SmallCap Growth                            2
         SmallCap Value                             3



Based on this allocation, the weighted average management fee of the underlying funds is 0.53%. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.

                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the Fund's operating expenses and the allocation to the underlying funds remain the same. Based on these assumptions your cost would be:

                                    1 Year    3 Years


              Advisors Select Class   $143     $444

              Advisors Preferred Class 125      388


                             Fund Operating Expenses

                                       Advisors    Advisors
                                        Select     Preferred
                                         Class       Class

     Management Fees*.................   0.1225%     0.1225%
     12b-1............................   0.3700      0.3100
     Other Expenses**.................   0.3800      0.2600

         Total Fund Operating Expenses   0.8725%     0.6925%

     * The Fund as a shareholder in the underlying funds, indirectly bears its pro rata share of the management fees incurred by each underlying fund. The Fund's investment return is net of the underlying funds' management fees. The management fee of each potential underlying fund is shown with the description of that fund.

     **Other Expenses
          Service Fee                    0.25%       0.17%
          Administrative Service Fee     0.13        0.09


THE COSTS OF INVESTING

Fees and Expenses of the Funds
The shares of the Funds are sold without a front-end sales charge and do not have a contingent deferred sales charge. There is no sales charge on shares of the Funds purchased with reinvested dividends or other distributions. The Funds do not pay any fees other than those described below and do not pay any other expenses.

Ongoing Fees
Ongoing Fees reduce the value of each share. Because they are ongoing, they increase the cost of investing in the Funds.

Each LifeTime Fund, as a shareholder in the underlying funds, bears its pro rata share of the management fees incurred by each underlying fund. The investment return of each LifeTime Fund is net of the underlying funds' management fee.

Each Fund pays ongoing fees to the Manager and others who provide services to the Fund. These fees include:
o Management Fee - Through the Management Agreement with the Fund, the Manager has agreed to provide investment advisory services and corporate administrative services to the Funds.
o Distribution Fee - Each of the Funds has adopted a distribution plan under Rule 12b-1 of the 1940 Act for its Advisors Select and Advisors Preferred share classes. These ongoing fees pay distribution expenses for the sale of Fund shares by Princor and other selling dealers. Under the plan, each of those classes of each Fund pays a distribution fee based on the average daily net asset value (NAV) of the Fund. Over time, these fees may exceed other types of sales charges.
o Service Fee - The Manager has entered into a Services Agreement with the Fund under which the Manager performs personal services to shareholders of the Advisors Select and Advisors Preferred share classes.
o Administrative Service Fee - The Manager has entered into an Administrative Services Agreement with the Fund under which the Manager provides transfer agent and corporate administrative services to the Fund. In addition, the Manager has assumed the responsibility for communications with and recordkeeping services for beneficial owners of the Advisors Select and Advisors Preferred classes.
o Portfolio Accounting Services - The Manager has entered into an agreement with the Fund under which the Manager supplies portfolio accounting services. Currently there is no charge for these services.

Redemption Fees (Capital Preservation Fund only)
A 2% redemption fee may be incurred when shares of the Capital Preservation Fund are redeemed. See "Shareholder Information - Redemption of Fund Shares."

Conversion Features
Principal Investors Fund will:
o convert all Advisors Select shares held by a plan to Advisors Preferred shares if the aggregate value of the plan assets exceeds $10 million on the annual determination date (which shall be the 75th day (or prior business day) before the plan year-end);
o convert all Advisors Preferred shares held by a plan to Advisors Select shares if the aggregate value of the plan assets is less than $8 million on the annual determination date;
o effect the conversion on the basis of relative net assets of the two classes without any charge; and
o make the conversion effective on the 30th day (or next business day) after the annual determination date.

CERTAIN INVESTMENT STRATEGIES AND RELATED RISKS

The information in this section does not directly apply to the LifeTime Funds. It does apply to the underlying funds in which the LifeTime Funds invest. The Statement of Additional Information (SAI) contains additional information about investment strategies and their related risks.

Securities and Investment Practices
Equity securities include common stocks, preferred stocks, convertible securities, depositary receipts, rights and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and in overall market and economic conditions. Smaller companies are especially sensitive to these factors.

Fixed-income securities include bonds and other debt instruments that are used by issuers to borrow money from investors. The issuer generally pays the investor a fixed, variable or floating rate of interest. The amount borrowed must be repaid at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values.

Fixed-income securities are sensitive to changes in interest rates. In general, fixed-income security prices rise when interest rates fall and fall when interest rates rise. Longer term bonds and zero coupon bonds are generally more sensitive to interest rate changes.

Fixed-income security prices are also affected by the credit quality of the issuer. Investment grade debt securities are medium and high quality securities. Some bonds, such as lower grade or "junk" bonds, may have speculative characteristics and may be particularly sensitive to economic conditions and the financial condition of the issuers.

Repurchase Agreements and Loaned Securities
Each of the Funds may invest a portion of its assets in repurchase agreements. Repurchase agreements typically involve the purchase of debt securities from a financial institution such as a bank, savings and loan association or broker-dealer. A repurchase agreement provides that the Fund sells back to the seller and that the seller repurchases the underlying securities at a specified price on a specific date. Repurchase agreements may be viewed as loans by a Fund collateralized by the underlying securities. This arrangement results in a fixed rate of return that is not subject to market fluctuation while the Fund holds the security. In the event of a default or bankruptcy by a selling financial institution, the affected Fund bears a risk of loss. To minimize such risks, the Fund enters into repurchase agreements only with large, well-capitalized and well-established financial institutions. In addition, the value of the collateral underlying the repurchase agreement is always at least equal to the repurchase price, including accrued interest.

Each  of  the  Funds  may  lend  its  portfolio   securities   to   unaffiliated
broker-dealers and other unaffiliated qualified financial institutions.

Currency Contracts
The Funds may each enter into forward currency contracts, currency futures contracts and options, and options on currencies for hedging and other non-speculative purposes. A forward currency contract involves a privately negotiated obligation to purchase or sell a specific currency at a future date at a price set in the contract. A Fund will not hedge currency exposure to an extent greater than the aggregate market value of the securities held or to be purchased by the Fund (denominated or generally quoted or currently convertible into the currency).

Hedging is a technique used in an attempt to reduce risk. If a Fund's Sub-Advisor hedges market conditions incorrectly or employs a strategy that does not correlate well with the Fund's investment, these techniques could result in a loss. These techniques may increase the volatility of a Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the other party to the transaction does not perform as promised. There is also a risk of government action through exchange controls that would restrict the ability of the Fund to deliver or receive currency.

Forward Commitments
Each of the Funds may enter into forward commitment agreements. These agreements call for the Fund to purchase or sell a security on a future date at a fixed price. Each of the Funds may also enter into contracts to sell its investments either on demand or at a specific interval.

Warrants
Each of the Funds may invest up to 5% of its assets in warrants. A warrant is a certificate granting its owner the right to purchase securities from the issuer at a specified price, normally higher than the current market price.

Risks of High Yield Securities
The Balanced and Bond & Mortgage Securities Funds may each invest in debt securities rated lower than BBB by S&P or Baa by Moody's or, if not rated, determined to be of equivalent quality by the Sub-Advisor. Such securities are sometimes referred to as high yield or "junk bonds" and are considered speculative.

Investment in high yield bonds involves special risks in addition to the risks associated with investment in highly rated debt securities. High yield bonds may be regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Moreover, such securities may, under certain circumstances, be less liquid than higher rated debt securities.

Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher quality debt securities. The ability of a Fund to achieve its investment objective may, to the extent of its investment in high yield bonds, be more dependent on such credit analysis than would be the case if the Fund were investing in higher quality bonds.

High yield bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade bonds. The prices of high yield bonds have been found to be less sensitive to interest rate changes than more highly rated investments, but more sensitive to adverse economic downturns or individual corporate developments. If the issuer of high yield bonds defaults, a Fund may incur additional expenses to seek recovery.

The secondary market on which high yield bonds are traded may be less liquid than the market for higher grade bonds. Less liquidity in the secondary trading market could adversely affect the price at which a Fund could sell a high yield bond and could adversely affect and cause large fluctuations in the daily price of the Fund's shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of high yield bonds, especially in a thinly traded market.

The use of credit ratings for evaluating high yield bonds also involves certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield bonds. Also, credit rating agencies may fail to change credit ratings in a timely manner to reflect subsequent events. If a credit rating agency changes the rating of a portfolio security held by a Fund, the Fund may retain the security if the Sub-Advisor thinks it is in the best interest of shareholders.

Derivatives
To the extent permitted by its investment objectives and policies, each of the Funds may invest in securities that are commonly referred to as derivative securities. Generally, a derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. Certain derivative securities are described more accurately as index/structured securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices or other financial indicators (reference indices).

Some derivatives, such as mortgage-related and other asset-backed securities, are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.

There are many different types of derivatives and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect a Fund from exposure to changing interest rates, securities prices, or currency exchange rates and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities.

No Fund may invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the Fund. For example, a security whose underlying value is linked to the price of oil would not be a permissible investment because the Funds may not invest in oil leases or futures.

The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates. The risks associated with derivative investments include:
o the risk that the underlying security, interest rate, market index or other financial asset will not move in the direction the Sub-Advisor anticipated;
o the possibility that there may be no liquid secondary market which may make it difficult or impossible to close out a position when desired;
o the risk that adverse price movements in an instrument can result in a loss substantially greater than a Fund's initial investment; and
o    the counterparty may fail to perform its obligations.

Foreign Securities
Each of the Funds may invest in securities of foreign companies. For the purpose of this restriction, foreign companies are:
o companies with their principal place of business or principal office outside the U.S.; and
o companies for which the principal securities trading market is outside the U.S.

Foreign companies may not be subject to the same uniform accounting, auditing and financial reporting practices as are required of U.S. companies. In addition, there may be less publicly available information about a foreign company than about a U.S. company. Securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Commissions on foreign securities exchanges may be generally higher than those on U.S. exchanges, although each Fund seeks the most favorable net results on its portfolio transactions.

Foreign markets also have different clearance and settlement procedures than those in U.S. markets. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct these transactions. Delays in settlement could result in temporary periods when a portion of Fund assets is not invested and earning no return. If a Fund is unable to make intended security purchases due to settlement problems, the Fund may miss attractive investment opportunities. In addition, a Fund may incur a loss as a result of a decline in the value of its portfolio if it is unable to sell a security.

With respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect a Fund's investments in those countries. In addition, a Fund may also suffer losses due to nationalization, expropriation or differing accounting practices and treatments. Investments in foreign securities are subject to laws of the foreign country that may limit the amount and types of foreign investments. Changes of governments or of economic or monetary policies, in the U.S. or abroad, changes in dealings between nations, currency convertibility or exchange rates could result in investment losses for a Fund. Finally, even though certain currencies may be convertible into U.S. dollars, the conversion rates may be artificial relative to the actual market values and may be unfavorable to Fund investors.

Foreign securities are often traded with less frequency and volume, and therefore may have greater price volatility, than is the case with many U.S. securities. Brokerage commissions, custodial services, and other costs relating to investment in foreign countries are generally more expensive than in the U.S. Though the Funds intend to acquire the securities of foreign issuers where there are public trading markets, economic or political turmoil in a country in which a Fund has a significant portion of its assets or deterioration of the relationship between the U.S. and a foreign country may negatively impact the liquidity of a Fund's portfolio. A Fund may have difficulty meeting a large number of redemption requests. Furthermore, there may be difficulties in obtaining or enforcing judgments against foreign issuers.

A Fund may choose to invest in a foreign company by purchasing depositary receipts. Depositary receipts are certificates of ownership of shares in a foreign based issuer held by a bank or other financial institution. They are alternatives to purchasing the underlying security but are subject to the foreign securities to which they relate.

Investments in companies of developing countries may be subject to higher risks than investments in companies in more developed countries. These risks include:
o    increased social, political and economic instability;
o a smaller market for these securities and low or nonexistent volume of trading that results in a lack of liquidity and in greater price volatility;

o lack of publicly available information, including reports of payments of dividends or interest on outstanding securities;
o foreign government policies that may restrict opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests;
o    relatively new capital market structure or market-oriented economy;
o the possibility that recent favorable economic developments may be slowed or reversed by unanticipated political or social events in these countries;
o restrictions that may make it difficult or impossible for the Fund to vote proxies, exercise shareholder rights, pursue legal remedies, and obtain judgments in foreign courts; and
o possible losses through the holding of securities in domestic and foreign custodial banks and depositories.

In addition, many developing countries have experienced substantial, and in some periods, extremely high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of those countries.

Repatriation of investment income, capital and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. A Fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for repatriation.

Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

Securities of Smaller Companies
The Funds may invest in securities of companies with small- or mid-sized market capitalizations. Market capitalization is defined as total current market value of a company's outstanding common stock. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be less mature than larger companies. At this earlier stage of development, the companies may have limited product lines, reduced market liquidity for their shares, limited financial resources or less depth in management than larger or more established companies. Small companies also may be less significant within their industries and may be at a competitive disadvantage relative to their larger competitors. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies.

Unseasoned Issuers
The Funds may invest in the securities of unseasoned issuers. Unseasoned issuers are companies with a record of less than three years continuous operation, including the operation of predecessors and parents. Unseasoned issuers by their nature have only a limited operating history that can be used for evaluating the company's growth prospects. As a result, investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company's management and less emphasis on fundamental valuation factors than would be the case for more mature growth companies. In addition, many unseasoned issuers also may be small companies and involve the risks and price volatility associated with smaller companies.

Temporary Defensive Measures
For temporary defensive purposes in times of unusual or adverse market conditions, the Funds may invest without limit in cash and cash equivalents. For this purpose, cash equivalents include: bank notes, bank certificates of deposit, bankers' acceptances, repurchase agreements, commercial paper, and commercial paper master notes which are floating rate debt instruments without a fixed maturity. In addition, a Fund may purchase U.S. Government securities, preferred stocks and debt securities, whether or not convertible into or carrying rights for common stock.

There is no limit on the extent to which the Funds may take temporary defensive measures. In taking such measures, the Fund may fail to achieve its investment objective.

Portfolio Turnover
"Portfolio Turnover" is the term used in the industry for measuring the amount of trading that occurs in a Fund's portfolio during the year. For example, a 100% turnover rate means that on average every security in the portfolio has been replaced once during the year.

Funds with high turnover rates (more than 100%) often have higher transaction costs (which are paid by the Fund) and may have an adverse impact on the Fund's performance. No turnover rate can be calculated for the Money Market Fund because of the short maturities of the securities in which it invests. No turnover rate is calculated for the Capital Preservation Fund as it is new. Turnover rates for each of the other Funds may be found in the Fund's Financial Highlights table.

Please consider all the factors when you compare the turnover rates of different funds. A fund with consistently higher total returns and higher turnover rates than another fund may actually be achieving better performance precisely because the managers are active traders.


MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE

The Manager
Principal Management Corporation serves as the Manager for the Fund. Through the Management Agreement with the Fund, the Manager has agreed to handle the investment advisory services and provide certain corporate administrative services for the Fund. The Fund and the Manager have also entered into a Service Agreement under which the Manager provides personal services to shareholders of each Fund. Additionally, the Fund and the Manager have entered into an Administrative Services Agreement under which the Manager has agreed to provide transfer agency services and certain shareholder services for beneficial owners of the Advisor Select and Advisors Preferred Fund classes of shares. The Fund and the Manager have entered into a Portfolio Accounting Services Agreement under which the Manager provides portfolio accounting services.

The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of December 31, 2000, the mutual funds it manages had assets of approximately $6.6 billion. The Manager's address is Principal Financial Group, Des Moines, Iowa 50392-0200.

The Sub-Advisors
The Manager has signed contracts with various Sub-Advisors. Under the Sub-Advisory agreements, the Sub-Advisor agrees to assume the obligations of the Manager to provide investment advisory services for a specific Fund. For these services, the Sub-Advisor is paid a fee by the Manager.

Sub-Advisor:      Invista,  an indirectly  wholly-owned  subsidiary of Principal
                  Life Insurance Company and an affiliate of the Manager, was founded in 1985. It manages investments for institutional investors, including Principal Life. Assets under management as of December 31, 2000 were approximately $27.4 billion.
                  Invista's  address is 1900 Hub Tower, 699 Walnut,  Des Moines,
                  Iowa 50309.

                                                              Day-to-day
                     Funds                                  Fund Management

          Balanced                                      Doug Herold
                                                        Dirk Laschanzky
                                                        Mary Sunderland

          International Emerging Markets                Michael Marusiak
                                                        Michael Reynal

          International I                               Kurt Spieler

          International SmallCap                        Brian W. Pattinson

          LargeCap Blend                                Scott Opsal

          LargeCap Growth                               Mary Sunderland

          LargeCap S&P 500 Index                        Robert Baur
                                                        Rhonda VanderBeek

          LargeCap Value                                John Pihlblad

          LifeTime 2010                                 Dirk Laschanzky
                                                        Douglas R. Ramsey

          LifeTime 2020                                 Dirk Laschanzky
                                                        Douglas R. Ramsey

          LifeTime 2030                                 Dirk Laschanzky
                                                        Douglas R. Ramsey

          LifeTime 2040                                 Dirk Laschanzky
                                                        Douglas R. Ramsey

          LifeTime 2050                                 Dirk Laschanzky
                                                        Douglas R. Ramsey

          LifeTime Strategic Income                     Dirk Laschanzky
                                                        Douglas R. Ramsey

                                                              Day-to-day
                     Funds                                  Fund Management

          MidCap Blend                                  K. William Nolin

          MidCap Growth                                 John McClain

          MidCap S&P 400 Index                          Robert Baur
                                                        Rhonda VanderBeek

          MidCap Value                                  Catherine A. Zaharis

          SmallCap Blend                                Michael L. Johnson
                                                        Tom Morabito

          SmallCap Growth                               John McClain

          SmallCap S&P 600 Index                        Robert Baur
                                                        Rhonda VanderBeek

          SmallCap Value                                Tom Morabito

                  Portfolio Manager Experience

Robert Baur, Ph.D. Dr. Baur joined Invista in 1995 after serving as a professor of finance and economics at Drake University and Grand View College. He received his Bachelor's degree in Mathematics and his Ph.D. in Economics from Iowa State University. Dr. Baur also did post-doctoral studies in finance and economics at the University of Minnesota.

Douglas Herold, CFA. Mr. Herold is a portfolio manager at Invista specializing in equity research and the management of broad market value portfolios. He also serves as a member of Invista's global consumer staples research team. Prior to joining Invista in 1993, he was an investment officer at Bankers Trust Company for ten years. He received an MBA from Drake University and a BS in Business from Iowa State University. He has earned the right to use the Chartered Financial Analyst designation.

Michael L. Johnson, CFA. Mr. Johnson is a portfolio manager of Invista. He performs security analysis and strategy development for the firm's growth equity research effort. Mr. Johnson specializes in the capital goods, health care and technology sectors. He joined Invista in 1992. He received his MBA from Drake University and his Bachelor's degree in business administration and finance from the University of Nebraska. He has earned the right to use the Chartered Financial Analyst designation.

Dirk Laschanzky, CFA. As a portfolio manager at Invista, Mr. Laschanzky is responsible for asset allocation and provides advice to clients concerning their portfolios across all asset classes. Prior to joining Invista in 1997, he was a portfolio manager and analyst for over seven years at AMR Investment Services where he managed short-term money market funds and was responsible for American Airlines' pension plan investment management. He also served as a financial analyst for American Airlines. He received an MBA and BA, both in Finance, from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.

Michael A. Marusiak. Mr. Marusiak joined Invista in 2000, specializing in the international emerging markets sector. Prior to joining Invista, he was an analyst on Trust Company of the West's global fund management team. He also worked with SBC Warburg of London as a research analyst responsible for Eastern Europe, the Middle East and Africa. He earned an MIA in International Finance from the Columbia University School of International and Public Affairs and a BA in Business Administration and Finance from Simon Fraser University of Burnaby, Canada.

John McClain. Mr. McClain is a portfolio manager for small company and medium company growth products. He joined Invista in 1990. Previously, he was an investment executive with Paine Webber. He earned an MBA from Indiana University and a BBA in Economics from the University of Iowa.

Tom Morabito, CFA. Mr. Morabito joined Invista in 2000 as the lead small-cap value portfolio manager. He has more than 12 years of analytical and portfolio management expertise. Since 1994, Mr. Morabito was a manager for Invesco
Management & Research. He received his MBA in Finance from Northeastern University and his Bachelor's degree in Economics from State University of New York. He has earned the right to use the Chartered Financial Analyst designation.

K. William Nolin, CFA. Mr. Nolin has managed the domestic mid-cap products since 1999. His expertise is grounded in the telecommunications, media & entertainment, lodging and consumer non-durables sectors. Mr. Nolin joined the Principal Financial Group in 1993 as an investment credit analyst. He earned his MBA from the Yale School of Management and his Bachelor's degree in Finance from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.

Scott D. Opsal, CFA. Mr. Opsal is Chief Investment Officer of Invista and has been with the organization since 1993. He holds an MBA from the University of Minnesota and a BS from Drake University. He has earned the right to use the Chartered Financial Analyst designation.

Brian W. Pattinson, CFA. Mr. Pattinson is a portfolio manager at Invista. He performs international security analysis and strategy development for the firm's core international equity research effort and also specializes in the information technology and telecomm sectors. He joined Invista in 1994. Mr. Pattinson earned his MBA and Bachelor's degree in Finance from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.

John Pihlblad, CFA. Mr. Pihlblad is director of quantitative portfolio management for Invista. He has over 24 years experience in creating and managing quantitative investment systems. Prior to joining Invista in 2000, Mr. Pihlblad was a partner and co-founder of GlobeFlex Capital in San Diego where he was responsible for the development and implementation of the investment process for both domestic and international products. He received his BA from Westminster College. He has earned the right to use the Chartered Financial Analyst designation.

Douglas R. Ramsey, CFA. Mr. Ramsey joined Invista in 1997. As portfolio manager, he provides clients with asset allocation advice and research services covering all major asset classes. Previously, he was a portfolio strategist for Invista's value team with responsibility for equity securities analysis and strategy. Prior to joining Invista, Mr. Ramsey was an equity portfolio manager at Investors Management Group and an equity strategist at SCI Capital Management. He received his MA in Economics from Ohio State University and a BA in Economics and Business Administration at Coe College. He has earned the right to use the Chartered Financial Analyst designation.

Michael L. Reynal. Mr. Reynal joined Invista in 2001, specializing in the international emerging markets sector. Prior to joining Invista, he was responsible for equity investments in Latin America, the Mediterranean and the Balkans while at Wafra Investment Advisory Group, Inc. in New York. He also spent four years with Paribas Capital Markets in New York as the head of the equity trading desk, and three years with Barclays do Zoete Weed in London, focusing on Latin American equity trading. He received an MBA from the Amos Tuck School at Dartmouth College in New Hampshire, a BA/MA in History from Christ's College at Cambridge University in England and a BA in History from Middlebuy College in Vermont.

Kurtis D. Spieler, CFA. Mr. Spieler is a portfolio manager specializing in the management of international equity portfolios. He joined the Principal Financial Group in 1987 in the Treasury operation as a securities analyst and moved to Invista in 1991. Mr. Spieler received his MBA from Drake University and his BBA in Accounting from Iowa State University. He has earned the right to use the Chartered Financial Analyst designation.

Mary Sunderland, CFA. Prior to joining Invista Capital Management in 1999, Ms. Sunderland managed growth and technology portfolios for Skandia Asset Management for 10 years. She holds an MBA in Finance from Columbia University Graduate School of Business and an undergraduate degree from Northwestern University. She has earned the right to use the Chartered Financial Analyst designation.

Rhonda VanderBeek. Ms. VanderBeek directs trading operations for Invista index accounts. She joined the Principal Financial Group in 1983 as a trading statistical clerk and moved to Invista in 1992. Ms. VanderBeek has extensive experience trading both domestic and international securities.

Catherine A. Zaharis, CFA. Ms. Zaharis directs portfolio management for the Invista value team and leads the value research group. She joined Invista in 1985. Ms. Zaharis received her MBA from Drake University and her BBA in Finance from the University of Iowa. She has earned the right to use the Chartered Financial Analyst designation.



Sub-Advisor:      Principal Capital Income Investors,  LLC ("PCII"), an indirect wholly-owned subsidiary of Principal Life Insurance Company and an affiliate of the Manager, was founded in 2000. It manages investments for institutional investors, including
                  Principal Life Insurance Company. Assets under management as of December 31, 2000 were approximately $33.2 billion. PCII's address is 801 Grand Ave., Des Moines, Iowa 50392.

                                                               Day-to-day
                   Funds                                     Fund Management

        Balanced                                         William C. Armstrong

        Bond & Mortgage Securities                       William C. Armstrong
                                                         Lisa Stange

        Capital Preservation                             Kevin Croft

        Government Securities                            Martin J. Schafer

        High Quality Intermediate-Term Bond              Kevin Croft
                                                         Martin J. Schafer

        High Quality Long-Term Bond                      Kevin Croft
                                                         Martin J. Schafer

        High Quality Short-Term Bond                     Martin J. Schafer

        Money Market                                     Michael R. Johnson
                                                         Alice Robertson


                          Portfolio Manager Experience

William C. Armstrong, CFA. Mr. Armstrong leads the multi-sector/core portfolio management group for PCII. Mr. Armstrong has been with the Principal Financial Group since 1992. He earned his Master's degree from the University of Iowa and his Bachelor's degree from Kearney State College. He has earned the right to use the Chartered Financial Analyst designation.

Kevin W. Croft, CFA. As a portfolio manager for PCII, Mr. Croft has direct responsibility for $950 million invested in fixed-income portfolios. He joined the Principal Financial Group in 1988. He earned his Master's and Bachelor's degrees from Drake University. He has earned the right to use the Chartered Financial Analyst designation.

Michael R. Johnson. Mr. Johnson directs securities trading for PCII. He joined the Principal Financial Group in 1982 and took his current position in 1994. His responsibilities include managing the fixed-income trading operation for PCII and several short-term money market accounts. He earned his Bachelor's degree in Finance from Iowa State University.

Alice Robertson. Ms. Robertson is a trader for PCII on the corporate fixed-income trading desk. She joined the Principal Financial Group in 1990 as a credit analyst and moved to her current position in 1993. Previously, Ms. Robertson was an assistant vice president/commercial paper analyst with Duff & Phelps Credit Company. Ms. Robertson earned her Master's degree in Finance and Marketing from DePaul University and her Bachelor's degree in Economics from Northwestern University.

Martin J. Schafer. Mr. Schafer is a portfolio manager for PCII specializing in the management of mortgage-backed securities utilizing an active, total return approach. He joined the Principal Financial Group in 1977. He holds a BBA in Accounting and Finance from the University of Iowa.

Lisa A. Stange, CFA. As Portfolio Manager for PCII, Ms. Stange manages over $3 billion in fixed-income portfolios invested in public and private corporate bonds, mortgage-backed securities, commercial mortgage-backed securities, asset-backed securities and commercial real estate mortgages. Ms. Stange joined the Principal Financial Group in 1989 after earning her Master's and Bachelor's degrees in Finance from the University of Iowa. She has earned the right to use the Chartered Financial Analyst designation.



Sub-Advisor:      Principal  Capital Real Estate  Investors,  LLC ("PCREI"),  an
                  indirect  wholly-owned  subsidiary of Principal Life Insurance
                  Company and an affiliate of the Manager,  was founded in 2000.
                  It manages investments for institutional investors,  including
                  Principal Life Insurance Company. Assets under management as of December 31, 2000, were approximately $20.6 billion.
                  PCREI's  address is 1800 Hub Tower,  699  Walnut,  Des Moines,
                  Iowa 50309.

                                                     Day-to-day
                   Fund                           Fund Management

        Real Estate                                Kelly D. Rush

                          Portfolio Manager Experience

Kelly D. Rush, CFA. Mr. Rush directs the Real Estate Investment Trust (REIT) activity for PCREI. Mr. Rush joined the Principal Financial Group in 1987 and has been dedicated to public real estate investments since 1995. His experience includes the structuring of public real estate transactions that included commercial mortgage loans and the issuance of unsecured bonds. He received his Master's degree and Bachelor's degree in Finance from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.



Sub-Advisor:      BT  is an  indirectly  wholly  owned  subsidiary  of BT  Funds
                  Management  Limited  ("BTFM")  and a member  of the  Principal
                  Financial  Group.  Its address is The Chifley Tower, 2 Chifley
                  Square, Sydney 2000 Australia. As of December 31, 2000, BT had approximately $22.7 billion under management.

                                                      Day-to-day
                 Funds                              Fund Management

      European Equity                                 Crispin Murray

      International II                                Nigel Allfrey
                                                      Christopher Selth

      Pacific Basin                                   Dean Cashman

      Technology                                      David Mills


                          Portfolio Manager Experience

Nigel Allfrey. Mr. Allfrey is Senior Vice President of BT having joined BT in 1994. He has been the Portfolio Manager for BT's closed-end Global Equity Fund since 1998 and is also a senior member of the European Equities Group with specific responsibilities for technology and telecommunication sectors. Prior to joining BT, Mr. Allfrey spent five years with Price Waterhouse (working in Brisbane, New Caledonia, London and Paris) and was involved in advising on company restructuring, mergers and acquisitions. Mr. Allfrey has Bachelor's degrees in Commerce and Economics from the University of Queensland. He is also a Chartered Accountant.

Dean Cashman. Mr. Cashman is Executive Vice President of BT and serves as head of Japanese equities. He joined BT in January 1988, initially involved in the liquids and fixed-income group, but moved to the European equity group in 1989 specializing in the Latin Block countries including France, Italy and Spain. He started working on Japanese equities at the end of 1991 and subsequently took over responsibility for the group. Mr. Cashman received a degree in Economics from the University of Queensland.

David Mills. Mr. Mills is Executive Vice President of BT and serves as its head of U.S. Equities. He joined BT's retail unit trust team in January 1990 as an Analyst in European equities. In July 1996, he assumed fund management responsibility for all of the direct European investment vehicles offered by BT.

Crispin Murray. Mr. Murray is Executive Vice President of BT having joined BT in 1994 as an investment analyst. In 1995, his role became pure European equities analysis covering banks, telecommunications, telecommunication equipment and media. In 1998, he became head of European Equities and became coordinator for BTFM's Global Banking Group. His global sector responsibilities include telecommunications and banks. Prior to joining BT, Mr. Murray worked for Equitable Life Assurance Society in the UK as a bond and currency analyst. He received an Honours degree in Economics and Human Geography from Reading University in the UK.

Christopher Selth. Mr. Selth is Executive Vice President of BT and was appointed its head of International Equities in 1998 and its joint head of Equities in 1999. He joined BT in 1987 as an Investment Analyst in the retail unit trust group. In 1988, he was assigned the responsibility to cover European equities. Mr. Selth was given responsibility for the European component of all retail unit trusts in March 1994. Since November 1996, he has been responsible for institutional and retail European investments, supervising all European activities, and the European funds management group. Prior to joining BT, Mr. Selth worked with QBE Insurance Limited in investment management as an assistant to the Group Treasurer. He holds a Bachelor's degree in Economics (Honours) from the University of Sydney.



Sub-Advisor:      Federated  Investment  Management  Company  ("Federated") is a
                  registered investment adviser and a wholly-owned subsidiary of
                  Federated   Investors,   Inc.,  which  was  founded  in  1955.
                  Federated is located in the Federated  Investors Tower at 1001
                  Liberty Avenue,  Pittsburgh, PA 15222-3779. As of December 31,
                  2000, Federated managed $140 billion in assets.


                                                               Day-to-day
                   Funds                                     Fund Management

        Partners LargeCap Blend                          David P. Gilmore
                                                         James E. Grefenstette
                                                         J. Thomas Madden
                                                         Bernard J. Picchi

        Partners SmallCap Growth II                      Keith J. Sabol
                                                         Aash M. Shah


                          Portfolio Manager Experience

David P. Gilmore. Mr. Gilmore joined Federated in August 1997 as an Investment Analyst. He was promoted to Senior Investment Analyst in July 1999 and became an Assistant Vice President of Federated in July 2000. Mr. Gilmore was a Senior Associate with Coopers & Lybrand from January 1992 to May 1995. He earned his MBA from the University of Virginia and has a BS from Liberty University. He has earned the right to use the Chartered Financial Analyst designation.

James E. Grefenstette, CFA. Mr. Grefenstette joined Federated in 1992 and has been a Portfolio Manager and a Vice President of Federated since 1996. From 1994 until 1996, Mr. Grefenstette was a Portfolio Manager and an Assistant Vice President of Federated. Mr. Grefenstette received his MS in Industrial Administration from Carnegie Mellon University. He has earned the right to use the Chartered Financial Analyst designation.

J. Thomas Madden, CFA. Mr. Madden joined Federated as a Senior Portfolio Manager in 1977 and has been an Executive Vice President of Federated since 1994. Mr. Madden served as a Senior Vice President of Federated from 1989 to 1993. Mr. Madden received his MBA with a concentration in Finance from the University of Virginia. He has earned the right to use the Chartered Financial Analyst designation.

Bernard J. Picchi, CFA. Mr. Picchi joined Federated in 1999 as a Senior Vice President/Director of U.S. Equity Research. From 1994 to 1999, Mr. Picchi was a Managing Director of Lehman Brothers where he initially served as head of the energy sector group. During 1995 and most of 1996, he served as U.S. Director of Stock Research and in September 1996, he was named Growth Stock Strategist. Mr. Picchi holds a BS in foreign service from Georgetown University. He has earned the right to use the Chartered Financial Analyst designation.

Keith J. Sabol, CFA. Mr. Sabol joined Federated in 1994. He has been a Portfolio Manager since 1996 and served as an Assistant Vice President of Federated from 1997 to 1998. He has been a Vice President of Federated since 1998. Mr. Sabol was an Investment Analyst, and then Equity Research Coordinator for Federated from 1994 to 1996. Mr. Sabol earned his MS in Industrial Administration from Carnegie Mellon University. He has earned the right to use the Chartered Financial Analyst designation.

Aash M. Shah, CFA. Mr. Shah joined Federated in 1993 and has been a Portfolio Manager and a Vice President of Federated since 1997. Mr. Shah was a Portfolio Manager and served as an Assistant Vice President of Federated from 1995 through 1996, and as an Investment Analyst from 1993 to 1995. Mr. Shah received his Masters in Industrial Administration from Carnegie Mellon University with a concentration in Finance and Accounting. He has earned the right to use the Chartered Financial Analyst designation.



Sub-Advisor:      Morgan Stanley,  with principal  offices at 1221 Avenue of the
                  Americas,  New  York,  NY  10020,  provides  a broad  range of portfolio  management  services to  customers  in the U.S. and abroad. As of December 31, 2000, Morgan Stanley, together with
                  its  affiliated   institutional  asset  management  companies,
                  managed investments totaling approximately $171.7 billion as named fiduciary or fiduciary adviser. On December 1, 1998, Morgan Stanley Asset Management Inc. changed its name to
                  Morgan Stanley Dean Witter  Investment  Management Inc. and on
                  May 1, 2001 the name was changed to Morgan Stanley  Investment
                  Management Inc. The firm continues to do business in certain instances using the name Morgan Stanley Asset Management.

                                                       Day-to-day
                  Funds                              Fund Management

       Partners LargeCap Growth I                William S. Auslander
                                                 Philip W. Friedman

       Partners MidCap Blend                     Bradley S. Daniels
                                                 William B. Gerlach
                                                 Vitaly V. Korchevsky
                                                 Gary G. Schlarbaum

                          Portfolio Manager Experience

William S. Auslander. Mr. Auslander is a Principal of Morgan Stanley & Co, Incorporated and Morgan Stanley Investment Management Inc. Mr. Auslander joined Morgan Stanley in 1995 as an equity analyst and currently is a portfolio manager in Morgan Stanley's institutional equity group. Prior thereto, he was an equity analyst at Icahn & Co., 1986-1995. He holds a BA in Economics from the University of Wisconsin and an MBA from Columbia University.

Bradley S. Daniels. Mr. Daniels joined Miller Anderson & Sherrerd, LLP in 1985, which was acquired by MSDW Investment Management in 1996 and is a Principal of the firm. Brad is a portfolio manager for the Mid and Small Cap Value strategies. Prior to joining the firm, he served as a programmer/equity research analyst in the Equity Research Department of Kidder, Peabody & Co., Incorporated. He received a BA in Mathematics from the University of Pennsylvania, an MBA from The Wharton School of the University of Pennsylvania, and has earned the right to use the Chartered Financial Analyst designation. He is also a member of the Financial Analysts of Philadelphia.

Philip W. Friedman. Mr. Friedman is a Manager Director of Morgan Stanley & Co, Incorporated and Morgan Stanley Investment Management Inc. He was a member of Morgan Stanley & Co. Incorporated's equity research team (1990-1995) before becoming Director of North American research (1995-1997). Currently, Mr. Friedman is head of Morgan Stanley's institution equity group. He holds a BA from Rutgers University and an MBA from the J.L. Kellogg School of Management at Northwestern University.

William B. Gerlach, CFA. Managing Director. Mr. Gerlach joined Miller Anderson & Sherrerd, LLP, in 1991 which was acquired by MSDW Investment Management in 1996. William is a Managing Director of the firm. Prior to joining the firm, he served as Programmer/Applications Software Development at Alphametrics Corporation. Past positions include Data Analyst and Inflation Economist at Wharton Econometric Forecasting Associates. He received a BA from Haverford College. He is a member of the Financial Analysts of Philadelphia and a Chartered Financial Analyst.

Vitaly V. Korchevsky, CFA. Mr. Korchevsky joined Morgan Stanley in 2000. He is a Vice President and a member of the Equity Portfolio Management team. Prior to joining Morgan Stanley, he was a portfolio manager at Gardner Lewis Asset Management. He also worked for Crestar Asset Management Company and Regent University Finance Department. He received a BA from Sukhumi University and an MBA from Regent University. He has earned the right to use the Chartered Financial Analyst designation.

Gary G. Schlarbaum. Mr. Schlarbaum joined Miller Anderson & Sherrerd, LLP in 1987, which was acquired by MSDW Investment Management in 1996, and is a Managing Director of the firm. Gary is a portfolio manager for the Core Equity and Small Cap Value strategies. Prior to joining the firm, he served as a managing director at First Chicago Investment Advisors. Gary was formerly a professor at Purdue University's Krannert Graduate School, and was an instructor at the University of Pennsylvania. He received a BA from Coe College, and a Ph.D. from the University of Pennsylvania. He is a trustee of Coe College, a Chartered Financial Analyst, and a member of the Financial Analysts of Philadelphia.



Sub-Advisor:      American  Century  Investment   Management,   Inc.  ("American
                  Century") was founded in 1958. Its office is located in the American Century Tower at 4500 Main Street, Kansas City, KS
                  64111. As of December 31, 2000,  American Century managed over
                  $102.7 billion in assets.

                                                          Day-to-day
                 Fund                                   Fund Management

       Partners LargeCap Growth II                  C. Kim Goodwin
                                                    Prescott LeGard
                                                    Gregory Woodhams


                          Portfolio Manager Experience

C. Kim Goodwin. Ms. Goodwin was named Co-Chief Investment Officer for American Century's domestic growth equity discipline in 2000. Previously she was Senior Vice President and Senior Portfolio Manager and has been a member of the team that manages Growth since joining American Century in 1997. Before joining American Century, she served as Senior Vice President and Portfolio Manager at Putnam Investments from 1996 to 1997, and Vice President and Portfolio Manager at Prudential Investments from 1993 to 1996. Ms. Goodwin holds a Bachelor of Arts Degree from Princeton University, an MBA in Finance and a Master's Degree in Public Affairs from the University of Texas.

Prescott LeGard, CFA. Mr. LeGard is a Portfolio Manager for American Century. Mr. LeGard joined the company in 1999. Before joining the company, he was an Equity Analyst for USAA Investment Management where he analyzed technology companies. He has worked in the investment industry since 1993. Mr. LeGard holds a BA Degree in Economics from DePauw University. He has earned the right to use the Chartered Financial Analyst designation.

Gregory Woodhams, CFA. Mr. Woodhams is a Vice President and Portfolio Manager for American Century. Mr. Woodhams has worked in the financial industry since 1992 and joined American Century in 1997. Previously, he was Vice President and Director of Equity Research at Texas Commerce Bank. Mr. Woodhams holds a Bachelor's Degree in Economics from Rice University and a Master's Degree in Economics from the University of Wisconsin at Madison. He has earned the right to use the Chartered Financial Analyst designation.



Sub-Advisor:      Alliance  Capital  Management  L.P.  ("Alliance")  through its
                  Bernstein    Investment    Research   and   Management    unit
                  ("Bernstein"). As of December 31, 2000, Alliance managed $454 billion in assets. Bernstein is located at 767 Fifth Avenue, New York, NY 10153 and Alliance is located at 1345 Avenue of the Americas, New York, NY 10105.

                                                        Day-to-day
                  Fund                                Fund Management

       Partners LargeCap Value                    Marilyn G. Fedak
                                                  Steven Pisarkiewicz

                          Portfolio Manager Experience

Marilyn G. Fedak. Ms. Fedak, Chief Investment Officer of U.S. Value Equities and Chairman of the U.S. Equity Investment Policy Group of the Bernstein Investment Research and Management unit of Alliance Capital Management L.P. ("Alliance") since October 2000 and prior to that at Sanford C. Bernstein & Co., Inc. ("SCB Inc.") since 1993. She joined SCB Inc. in 1984 and has managed portfolio investments since 1976. She has a BA from Smith College and an MBA from Harvard Business School.

Steven Pisarkiewicz. Mr. Pisarkiewicz has been with Alliance since October 2000 and prior to that with SCB Inc. since 1989 and has been Senior Portfolio Manager since 1997. He holds a BS from the University of Missouri and an MBA from the University of California at Berkeley.



Sub-Advisor:        Turner Investment  Partners,  Inc. ("Turner") was founded in
                    1990.  Its  address  is 1235  Westlakes  Drive,  Suite  350,
                    Berwyn,   PA  19312.  As  of  March  31,  2001,  Turner  had
                    discretionary   management   authority   with   respect   to
                    approximately $8.3 billion in assets.

                                                      Day-to-day
                 Fund                               Fund Management

      Partners MidCap Growth                    Christopher K. McHugh
                                                William C. McVail
                                                Robert E. Turner


                          Portfolio Manager Experience

Christopher K. McHugh. Mr. McHugh joined Turner Investment Partners, Inc. in 1990. He holds a BS in Accounting from Philadelphia University and an MBA in Finance from St. Joseph's University.

William C. McVail. Mr. McVail, Senior Equity Portfolio Manager, joined Turner in 1998. Prior thereto, he was Portfolio Manager at PNC Equity Advisers. He has 12 years of investment experience.

Robert E. Turner, CFA. Mr. Turner, Chairman and Chief Investment Officer, founded Turner in 1990. Prior to 1990, he was Senior Investment Manager with Meridian Investment Company. He has 17 years of investment experience. He has earned the right to use the Chartered Financial Analyst designation.



Sub-Advisor:      Neuberger Berman  Management Inc.  ("Neuberger  Berman") is an
                  affiliate of Neuberger Berman,  LLC.  Neuberger Berman, LLC is
                  located  at  605  Third  Avenue,   2nd  Floor,  New  York,  NY
                  10158-0180. Together with Neuberger Berman, the firms manage more than $55.5 billion in total assets (as of December 31, 2000) and continue an asset management history that began in 1939.

                                                     Day-to-day
                 Funds                             Fund Management

      Partners MidCap Value                    Robert I. Gendelman

      Partners SmallCap Growth I               Michael Malouf
                                               Jennifer Silver

              Portfolio Manager Experience

Robert I. Gendelman. Portfolio Manager, Neuberger Berman Management Inc., since 1994. He holds a BA from the University of Michigan as well as a JD and an MBA from the University of Chicago.

Michael F. Malouf. Mr. Malouf is a Vice President of Neuberger Berman Management Inc. and Managing Director of Neuberger Berman, LLC. Mr. Malouf joined the firm in 1998. From 1991 to 1998, he was a Portfolio Manager at another firm.

Jennifer K. Silver. Ms. Silver is a Vice President of Neuberger Berman Management Inc. and Managing Director of Neuberger Berman, LLC. Ms. Silver has been Director of the Growth Equity Group since 1997 and was an Analyst and a Portfolio Manager at another firm from 1981 to 1997.



Sub-Advisor:        Ark  Asset   Management   Co.,  Inc.  ("Ark  Asset")  is  an
                    independent, 100% employee owned investment management firm.
                    Ark Asset's  offices are  located at 125 Broad  Street,  New
                    York, New York 10004. As of December 31, 2000, Ark Asset managed $12.3 billion in assets.


                                                      Day-to-day
                Fund                                Fund Management

     Partners SmallCap Value                    Coleman M. Brandt
                                                William G. Charcalis



                          Portfolio Manager Experience

Coleman M. Brandt. Vice Chairman, Ark Asset. Mr. Brandt joined Ark Asset in 1989. Prior to joining Ark Asset, he served as President of Lehman Management Co., Inc. He received his MBA from the Harvard Graduate School of Business Administration and his BS from the Philadelphia University.

William G. Charcalis. Managing Director, Ark Asset. Mr. Charcalis joined Ark Asset in 1994 as Senior Manager and has served in his current position since 1997. Prior to joining Ark Asset, he was Senior Manager at IBM Retirement Funds. He received his BS from the University of Southern California.



Duties of Manager and Sub-Advisors
The Manager or Sub-Advisor provides the Board of Directors of the Fund with a recommended investment program. The program must be consistent with the Fund's investment objective and policies. Within the scope of the approved investment program, the Manager or Sub-Advisor advises the Fund on its investment policy and determines which securities are bought and sold, and in what amounts.

The Manager is paid a fee by the Fund for its services, which includes any fee paid to the Sub-Advisor.

Principal Investors Fund and the Manager, under an order received from the SEC, may enter into and materially amend agreements with Sub-Advisors without obtaining shareholder approval. For any Fund that is relying on that order, the Manager may:
o    hire one or more Sub-Advisors;
o    change Sub-Advisors; and
o    reallocate management fees between itself and Sub-Advisors.
The Manager will continue to have the ultimate responsibility for the investment performance of these Funds due to its responsibility to oversee Sub-Advisors and recommend their hiring, termination and replacement. No Fund will rely on the order until it receives approval from its shareholders or, in the case of a new Fund, the Fund's sole initial shareholder before the Fund is available to the public, and the Fund states in its prospectus that it intends to rely on the order. The Manager will not enter into an agreement with an affiliated
Sub-Advisor for a Fund that is relying on the order without that agreement, including the compensation to be paid under it, being similarly approved. The Partners LargeCap Blend Fund, Partners LargeCap Growth Fund I, Partners LargeCap Growth Fund II, Partners LargeCap Value Fund, Partners MidCap Blend Fund, Partners MidCap Growth Fund, Partners MidCap Value Fund, Partners SmallCap Growth Fund I, Partners SmallCap Growth Fund II and Partners SmallCap Value Fund have received the necessary shareholder approval and intend to rely on the order.



SHAREHOLDER INFORMATION

Pricing of Fund Shares
Each Fund's shares are bought and sold at the current NAV. The share price of each class of each Fund is calculated each day the New York Stock Exchange
(NYSE) is open. The NAV is determined at the close of business of the Exchange (normally 3:00 p.m. Central time). When an order to buy or sell shares is received, the NAV used to fill the order is the next price calculated after the order is received.

For all Funds except the Money Market Fund,  the NAV is calculated  by:
o    taking the current market value of the total assets of the Fund
o    subtracting liabilities of the Fund
o    dividing the remainder proportionately into the classes of the Fund
o    subtracting the liabilities of each class
o    dividing the remainder by the total number of shares owned in that class.

The securities of the Money Market Fund are valued at amortized cost. The calculation procedure is described in the SAI. The Money Market Fund reserves the right to determine a share price more than once each day.

Capital Preservation Fund only:
The fair value of a wrapper agreement is equal to the difference between the book value and the market value (including accrued interest) of the covered assets. If the market value (including accrued interest) of the covered assets is greater than the book value, the value of a wrapper agreement is reflected as a liability of the Fund reflecting the potential liability of the Fund to the wrap provider. If the market value (including accrued interest) of the covered assets is less than the book value, the value of a wrapper agreement appears as an asset of the Fund reflecting the potential liability of the wrap provider to the Fund.

In valuing a wrapper agreement, the Board considers the creditworthiness and ability of a wrap provider to pay amounts due under the wrapper agreement. The Board may determine that a wrap provider is unable to make such payments. It would then assign a fair value to the wrapper agreement that is less than the difference between the book value of the wrapper agreement and the market value (including accrued interest) of the covered assets. In such event, the Fund might be unable to maintain a stable value per share.

NOTES:
o If current market values are not readily available for a security owned by a Fund, its fair value is determined using a policy adopted by the Fund's Board of Directors.
o A Fund's securities may be traded on foreign securities markets that generally complete trading at various times during the day prior to the close of the NYSE. The values of foreign securities used in computing share price are determined at the time the foreign market closes. Occasionally, events affecting the value of foreign securities occur when the foreign market is closed and the NYSE is open. The NAV of a Fund investing in foreign securities may change on days when shareholders are unable to purchase or redeem shares. If the Sub-Advisor believes that the market value is materially affected, the share price will be calculated using the policy adopted by the Fund.
o Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any point in time. These may be referred to as local price and premium price. The premium price is often a negotiated price that may not consistently represent a price at which a specific transaction can be effected. The European, International I, International II, International Emerging Markets, International SmallCap and Pacific Basin Funds each has a policy to value such securities at a price at which the Sub-Advisor expects the securities may be sold.

Purchase of Fund Shares
Shares may be purchased:
o    via the internet.
     o standard method of accepting data for plans with fewer than 1,000 current and terminated (within the last five years) members.
     o    available 7 days a week (7 a.m. to 9 p.m. Central Time).
o    using a modem.
     o    plan contributions transferred electronically.
     o standard method of accepting data for plans with more than 1,000 current and terminated (within the last five years) members.
     o    available 24 hours a day, 7 days a week.

To eliminate the need for safekeeping, the Funds will not issue certificates for shares. The Funds may periodically close to new purchases of shares or refuse any order to buy shares if the Manager determines that doing so would be in the best interests of the Fund and its shareholders.

Redemption of Fund Shares
Subject to any restrictions imposed by a plan, shares may be sold back to the Fund any day the NYSE is open. For more information about how to sell shares of the Fund, including any charges that a plan may impose, please consult the plan.

The Fund generally sends payment for shares sold the business day after the sell order is received. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.

Redemption fees (Capital Preservation Fund only). Redemption requests may be subject to a 2% redemption fee when the rate trigger is active. The redemption fee is used by the Fund to help minimize the impact redemptions may have on Fund performance, cover the administrative costs of processing the redemption and offset premiums to wrapper providers. Redemption fees are also intended to discourage market timing (attempting to take advantage of short-term movements in interest rates).

The rate trigger is active if, as of the prior business day, the gross annual effective yield of the Fund is less than the reference index yield*. If the rate trigger is activated, it becomes inactive, if as of the prior business day, the gross annual effective yield of the Fund is greater than the reference index yield plus 0.25%.
         *The reference index yield means the current yield on the Dealer Commercial Paper (90 day) Index as reported by Bloomberg, L.P. If such an index is not available from Bloomberg, the Fund may use an alternative source of information for the 90-day dealer commercial paper rate.

The redemption fee does not apply to sale of Fund shares if:
o the redemption is initiated by the Plan and the shareholder provides the Fund with written notice of the redemption at least twelve months prior to the redemption;
o the redemption is directed by a Plan participant for reasons of death, retirement, disability, employment termination, loans, hardships and other Plan permitted and required withdrawals;
o the Plan participant exchanges from Capital Preservation to another Fund and no competing plan options are offered;
o the Plan participant exchanges from Capital Preservation to other than a competing plan option and competing plan options are offered but the Plan administrator is able to affirm that redemption proceeds will not be transferred to a competing plan option within 90 days; or
o    they are redeemed to pay plan expenses.

A competing plan option is any investment option available under a Plan if the assets of the option are invested primarily in:
o    money market instruments;
o    fixed-income investments having a targeted duration of 3 years or less; or
o    any investment that seeks to maintain a stable value per unit or share.

The Fund reserves the right, at the sole discretion of the Sub-Advisor, to honor any requests for redemption by making payment, in whole or in part, in portfolio securities and wrapper agreements. To the extent that a payment in-kind includes wrapper agreements, the Fund will assign to the redeeming plan one or more wrapper agreements issued by the wrapper providers covering the portfolio securities distributed in-kind. The terms and conditions of the wrapper agreements provided to a redeeming plan will be the same or substantially similar to the terms and conditions of the wrapper agreements held by the Fund. The wrapper provider may reserve the right to terminate the wrapper agreement issued in a payment in-kind. If the wrapper provider elects to terminate the wrapper agreement, it may be required to pay the redeeming plan the difference between the book value of the wrapper agreement and the value of the securities assigned as a payment in-kind.

Exchange of Fund Shares
An exchange between Funds is a sale of shares in one Fund and purchase of shares of another Fund with the redemption proceeds. Subject to any restrictions a plan imposes, shares in the Funds may be exchanged, without charge, for the same class of any other Principal Investors Fund, provided that:
o the class shares of such other Fund are available in the plan member's state of residence; and
o    shares of such other Fund are available through the plan.
     * a redemption fee may be imposed on certain exchanges out of the Capital Preservation Fund.

The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. In order to limit excessive exchange activity, and under other circumstances where the Board of Directors of the Fund or the Manager believes it is in the best interests of the Fund, the Fund reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges, reject any exchange or close the account. Notification of any such action will be given to the extent required by law.

Dividends and Distributions
The Bond & Mortgage Securities, Government Securities, High Quality Intermediate-Term Bond, High Quality Long-Term Bond and High Quality Short-Term Bond Funds pay their net investment income on a monthly basis. Payments are made to shareholders of record on the business day prior to the payment date. The payment date is the 23rd of each month (or previous business day).

The other Funds (other than the Capital Preservation and Money Market Funds) pay their net investment income once each year. Payments are made to shareholders of record on the business day prior to the payment date. The payment date for the LifeTime Funds is December 27 (or previous business day). The payment date for the other Funds is December 23 (or previous business day).

Net realized capital gains, if any, are distributed annually. Generally the distribution for the LifeTime Funds is made on the sixth business day of December and for the other Funds it is made on the fourth business day of December. Payments are made to shareholders of record on the business day prior to the payable date. Capital gains may be taxable at different rates, depending on the length of time that the Fund holds its assets.

The Capital Preservation and Money Market Funds each declares dividends of all its daily net investment income each day its shares are priced. The dividends are paid daily and are automatically reinvested back into additional shares of the Fund making the payment.

Under normal circumstances, the Money Market Fund intends to hold portfolio securities until maturity and value them at amortized cost. Therefore, the Money Market Fund does not expect any capital gains or losses. Should there be any gain, it could result in an increase in dividends. A capital loss could result in a dividend decrease.

Dividend and capital gain distributions from a Fund are reinvested in additional shares of the Fund making the distribution.

Generally, for federal income tax purposes, Fund distributions are taxable as ordinary income, except that any distributions of long-term capital gains will be taxed as such regardless of how long Fund shares have been held. However, distributions by the Fund to retirement plans that qualify for tax-exempt treatment under federal income tax laws will not be taxable. Special tax rules apply to investments by such plans.

A tax advisor should be consulted to determine the suitability of the Fund as an investment by such a plan and the tax treatment of distributions by the Fund. A tax advisor can also provide information on the potential impact of possible foreign, state and local taxes. A Fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased.

For the Capital Preservation Fund only:
To enable the Capital Preservation Fund to maintain a stable value per share in the event of a capital gain distribution, its Board may declare a reverse split of Fund shares to offset such capital gain distribution. The reverse split would be effective on the ex-distribution date of the capital gain distribution. The reverse split would be an amount that causes the value and total number of shares held by each shareholder, including shares acquired by reinvestment of the distribution, to remain the same as before the distribution was made.

For example, if the Fund declares an additional distribution of 10 cents per share when the price per share is $10.00, a shareholder holding one share receives 0.01 additional share as a result of the additional distribution. If there was no reverse split, the price per share would be approximately $9.90. The total value of the shares held by the shareholder would be $10.00 (1.01 shares X $9.90/share). If a 1.01-for-1 reverse share split was declared, the shareholder's holding would be combined into one share with a price per share of $10.00. The reverse share split does not affect the value of the total holdings of the shareholder.

FUND ACCOUNT INFORMATION

Statements
Unless the plan elects to receive statements on a semiannual or annual basis, statements are sent each calendar quarter. The statements provide the number and value of shares owned by the plan, transactions during the quarter, dividends declared or paid and other information.

This information may also be accessed by accessing www.principal.com.

Minimum Account Balance
The Principal Investors Fund reserves the right to set a minimum and redeem all shares in the Fund if the value of a plan's investments in the Funds is less than the minimum. Principal Investors Fund has set the minimum at $2.5 million. The redemption proceeds would then be mailed to an alternate funding agency that has the ability to receive qualified retirement plan assets. If the Fund exercises this right, the plan sponsor will be notified that the redemption is going to be made. The plan will have 30 days to make an additional investment and bring plan assets up to the required minimum. The Fund reserves the right to change the minimum.

Reservation of Rights
The Principal Investors Fund reserves the right to amend or terminate the special plans described in this prospectus. In addition, Principal Investors Fund reserves the right to change the share classes described herein. Shareholders will be notified of any such action to the extent required by law.

Financial Statements
Plans will receive annual financial statements for the Funds, examined by the Funds' independent auditors, Ernst & Young LLP. Plans will also receive a semiannual financial statement that is unaudited.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

                         2001/(A)/
                         ----
BALANCED FUND
-------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $10.12
Income from Investment
 Operations:
 Net Investment Income    0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.55)
                         -----
 Total From Investment
            Operations   (0.50)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.02)
                         -----
   Total Dividends and
         Distributions   (0.02)
                         -----
Net Asset Value, End
 of Period............   $9.60
                         =====
Total Return..........   (3.97)%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,200
 Ratio of Expenses to
  Average Net Assets..    1.07%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    2.28%/(c)/
 Portfolio Turnover
  Rate................   158.1%/(c)/

                         2001/(A)/
                         ----
BALANCED FUND
-------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..  $10.12
Income from Investment
 Operations:
 Net Investment Income    0.04
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.55)
                         -----
 Total From Investment
            Operations   (0.51)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.02)
                         -----
   Total Dividends and
         Distributions   (0.02)
                         -----
Net Asset Value, End
 of Period............   $9.59
                         =====
Total Return..........   (4.07)%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,954
 Ratio of Expenses to
  Average Net Assets..    1.25%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    2.09%/(c)/
 Portfolio Turnover
  Rate................   158.1%/(c)/



/(a) /Period from December 6, 2000, date shares first offered, through April 30,
  2001. Advisors Preferred and Advisors Select each recognized $.01 of net investment income per share and incurred an unrealized gain of $.11 per share from December 1, 2000 through December 5, 2000.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:



                         2001/(A)/
                         ----
BOND & MORTGAGE SECURITIES FUND
-------------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $10.04
Income from Investment
 Operations:
 Net Investment Income    0.23
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.23
                          ----
 Total From Investment
            Operations    0.46
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.24)
                         -----
   Total Dividends and
         Distributions   (0.24)
                         -----
Net Asset Value, End
 of Period............  $10.26
                        ======
Total Return..........    4.08%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $2,565
 Ratio of Expenses to
  Average Net Assets..    1.12%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    5.50%/(c)/
 Portfolio Turnover
  Rate................   241.8%/(c)/

                         2001/(A)/
                         ----
BOND & MORTGAGE SECURITIES FUND
-------------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..  $10.04
Income from Investment
 Operations:
 Net Investment Income    0.23
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.21
                          ----
 Total From Investment
            Operations    0.44
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.23)
                         -----
   Total Dividends and
         Distributions   (0.23)
                         -----
Net Asset Value, End
 of Period............  $10.25
                        ======
Total Return..........    3.94%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $2,565
 Ratio of Expenses to
  Average Net Assets..    1.30%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    5.32%/(c)/
 Portfolio Turnover
  Rate................   241.8%/(c)/



/(a) /Period from December 6, 2000, date shares first offered, through April 30,
  2001. Advisors Preferred and Advisors Select each recognized $.01 of net investment income per share and incurred an unrealized gain of $.03 per share from December 1, 2000 through December 5, 2000.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:



                         2001/(A)/
                         ----
EUROPEAN FUND
-------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $10.24
Income from Investment
 Operations:
 Net Investment Income   (0.05)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.76)
                         -----
 Total From Investment
            Operations   (0.81)
                         -----
Net Asset Value, End
 of Period............   $9.43
                         =====
Total Return..........   (7.46)%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,180
 Ratio of Expenses to
  Average Net Assets..    1.57%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.53%/(c)/
 Portfolio Turnover
  Rate................   137.3%/(c)/

                         2001/(A)/
                         ----
EUROPEAN FUND
-------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..  $10.24
Income from Investment
 Operations:
 Net Investment Income   (0.05)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.76)
                         -----
 Total From Investment
            Operations   (0.81)
                         -----
Net Asset Value, End
 of Period............   $9.43
                         =====
Total Return..........   (7.46)%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $2,272
 Ratio of Expenses to
  Average Net Assets..    1.75%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.88%/(c)/
 Portfolio Turnover
  Rate................   137.3%/(c)/



/(a) /Period from December 6, 2000, date shares first offered, through April 30,
  2001. Advisors Preferred and Advisors Select each incurred an unrealized gain of $.17 per share from November 30, 2000 through December 5, 2000.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:



                         2001/(A)/
                         ----
GOVERNMENT SECURITIES FUND
--------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $10.06
Income from Investment
 Operations:
 Net Investment Income    0.24
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.12
                          ----
 Total From Investment
            Operations    0.36
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.24)
                         -----
   Total Dividends and
         Distributions   (0.24)
                         -----
Net Asset Value, End
 of Period............  $10.18
                        ======
Total Return..........    3.22%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $2,545
 Ratio of Expenses to
  Average Net Assets..    0.97%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    5.58%/(c)/
 Portfolio Turnover
  Rate................    45.3%/(c)/

                         2001/(A)/
                         ----
GOVERNMENT SECURITIES FUND
--------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..  $10.06
Income from Investment
 Operations:
 Net Investment Income    0.23
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.12
                          ----
 Total From Investment
            Operations    0.35
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.24)
                         -----
   Total Dividends and
         Distributions   (0.24)
                         -----
Net Asset Value, End
 of Period............  $10.17
                        ======
Total Return..........    3.08%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $2,547
 Ratio of Expenses to
  Average Net Assets..    1.15%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    5.41%/(c)/
 Portfolio Turnover
  Rate................    45.3%/(c)/



/(a) /Period from December 6, 2000, date shares first offered, through April 30,
  2001. Advisors Preferred and Advisors Select each recognized $.01 of net investment income per share and incurred an unrealized gain of $.05 per share from December 1, 2000 through December 5, 2000.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:



                         2001/(A)/
                         ----
HIGH QUALITY INTERMEDIATE-TERM BOND FUND
----------------------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $10.04
Income from Investment
 Operations:
 Net Investment Income    0.24
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.16
                          ----
 Total From Investment
            Operations    0.40
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.24)
                         -----
   Total Dividends and
         Distributions   (0.24)
                         -----
Net Asset Value, End
 of Period............  $10.20
                        ======
Total Return..........    3.60%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $2,549
 Ratio of Expenses to
  Average Net Assets..    0.97%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    5.72%/(c)/
 Portfolio Turnover
  Rate................    99.1%/(c)/

                         2001/(A)/
                         ----
HIGH QUALITY INTERMEDIATE-TERM BOND FUND
----------------------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..  $10.04
Income from Investment
 Operations:
 Net Investment Income    0.24
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.16
                          ----
 Total From Investment
            Operations    0.40
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.24)
                         -----
   Total Dividends and
         Distributions   (0.24)
                         -----
Net Asset Value, End
 of Period............  $10.20
                        ======
Total Return..........    3.55%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $2,643
 Ratio of Expenses to
  Average Net Assets..    1.15%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    5.55%/(c)/
 Portfolio Turnover
  Rate................    99.1%/(c)/



/(a) /Period from December 6, 2000, date shares first offered, through April 30,
  2001. Advisors Preferred and Advisors Select each recognized $.01 of net investment income per share and incurred an unrealized gain of $.03 per share from November 30, 2000 through December 5, 2000.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:



                         2001/(A)/
                         ----
HIGH QUALITY LONG-TERM BOND FUND
--------------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $10.03
Income from Investment
 Operations:
 Net Investment Income    0.24
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.08
                          ----
 Total From Investment
            Operations    0.32
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.25)
                         -----
   Total Dividends and
         Distributions   (0.25)
                         -----
Net Asset Value, End
 of Period............  $10.10
                        ======
Total Return..........    2.32%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $2,528
 Ratio of Expenses to
  Average Net Assets..    0.97%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    5.68%/(c)/
 Portfolio Turnover
  Rate................   118.5%/(c)/

                         2001/(A)/
                         ----
HIGH QUALITY LONG-TERM BOND FUND
--------------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..  $10.03
Income from Investment
 Operations:
 Net Investment Income    0.23
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.08
                          ----
 Total From Investment
            Operations    0.31
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.24)
                         -----
   Total Dividends and
         Distributions   (0.24)
                         -----
Net Asset Value, End
 of Period............  $10.10
                        ======
Total Return..........    2.28%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $2,528
 Ratio of Expenses to
  Average Net Assets..    1.15%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    5.51%/(c)/
 Portfolio Turnover
  Rate................   118.5%/(c)/



/(a) /Period from December 6, 2000, date shares first offered, through April 30,
  2001. Advisors Preferred and Advisors Select each recognized $.01 of net investment income per share and incurred an unrealized gain of $.02 per share from November 27, 2000 through December 5, 2000.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:



                         2001/(A)/
                         ----
HIGH QUALITY SHORT-TERM BOND FUND
---------------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $10.03
Income from Investment
 Operations:
 Net Investment Income    0.23
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.22
                          ----
 Total From Investment
            Operations    0.45
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.24)
                         -----
   Total Dividends and
         Distributions   (0.24)
                         -----
Net Asset Value, End
 of Period............  $10.24
                        ======
Total Return..........    4.32%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $2,561
 Ratio of Expenses to
  Average Net Assets..    0.97%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    5.56%/(c)/
 Portfolio Turnover
  Rate................    46.8%/(c)/

                         2001/(A)/
                         ----
HIGH QUALITY SHORT-TERM BOND FUND
---------------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..  $10.03
Income from Investment
 Operations:
 Net Investment Income    0.23
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.21
                          ----
 Total From Investment
            Operations    0.44
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.24)
                         -----
   Total Dividends and
         Distributions   (0.24)
                         -----
Net Asset Value, End
 of Period............  $10.23
                        ======
Total Return..........    4.18%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $2,560
 Ratio of Expenses to
  Average Net Assets..    1.15%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    5.39%/(c)/
 Portfolio Turnover
  Rate................    46.8%/(c)/



/(a) /Period from December 6, 2000, date shares first offered, through April 30,
  2001. Advisors Preferred and Advisors Select each recognized $.01 of net investment income per share and incurred an unrealized gain of $.02 per share from November 29, 2000 through December 5, 2000.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:



                         2001/(A)/
                         ----
INTERNATIONAL EMERGING MARKETS FUND
-----------------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $10.24
Income from Investment
 Operations:
 Net Investment Income    0.04
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.21)
                         -----
 Total From Investment
            Operations   (0.17)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.02)
                         -----
   Total Dividends and
         Distributions   (0.02)
                         -----
Net Asset Value, End
 of Period............  $10.05
                        ======
Total Return..........   (2.44)%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,258
 Ratio of Expenses to
  Average Net Assets..    1.92%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    1.73%/(c)/
 Portfolio Turnover
  Rate................   113.5%/(c)/

                         2001/(A)/
                         ----
INTERNATIONAL EMERGING MARKETS FUND
-----------------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..  $10.24
Income from Investment
 Operations:
 Net Investment Income    0.04
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.21)
                         -----
 Total From Investment
            Operations   (0.17)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.02)
                         -----
   Total Dividends and
         Distributions   (0.02)
                         -----
Net Asset Value, End
 of Period............  $10.05
                        ======
Total Return..........   (2.44)%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,258
 Ratio of Expenses to
  Average Net Assets..    2.10%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    1.55%/(c)/
 Portfolio Turnover
  Rate................   113.5%/(c)/



/(a) /Period from December 6, 2000, date shares first offered, through April 30,
  2001. Advisors Preferred and Advisors Select each recognized $.01 of net investment income per share and incurred an unrealized gain of $.23 per share from November 30, 2000 through December 5, 2000.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:



                         2001/(A)/
                         ----
INTERNATIONAL FUND I
--------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $10.19
Income from Investment
 Operations:
 Net Investment Income    0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.98)
                         -----
 Total From Investment
            Operations   (0.96)
                         -----
Net Asset Value, End
 of Period............   $9.23
                         =====
Total Return..........   (8.85)%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,155
 Ratio of Expenses to
  Average Net Assets..    1.47%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    1.50%/(c)/
 Portfolio Turnover
  Rate................   127.6%/(c)/

                         2001/(A)/
                         ----
INTERNATIONAL FUND I
--------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..  $10.19
Income from Investment
 Operations:
 Net Investment Income    0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.99)
                         -----
 Total From Investment
            Operations   (0.97)
                         -----
Net Asset Value, End
 of Period............   $9.22
                         =====
Total Return..........   (8.95)%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,157
 Ratio of Expenses to
  Average Net Assets..    1.65%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    1.33%/(c)/
 Portfolio Turnover
  Rate................   127.6%/(c)/



/(a) /Period from December 6, 2000, date shares first offered, through April 30,
  2001. Advisors Preferred and Advisors Select each recognized $.01 of net investment income per share and incurred an unrealized gain of $.18 per share from November 28, 2000 through December 5, 2000.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:



                         2001/(A)/
                         ----
INTERNATIONAL FUND II
--------------------------
ADVISORS PREFERRED SHARES
--------------------------
Net Asset Value,
 Beginning of Period..  $10.18
Income from Investment
 Operations:
 Net Investment Income   (0.08)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.84)
                         -----
 Total From Investment
            Operations   (0.92)
                         -----
Net Asset Value, End
 of Period............   $9.26
                         =====
Total Return..........   (8.95)%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $927
 Ratio of Expenses to
  Average Net Assets..    1.57%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.40%/(c)/
 Portfolio Turnover
  Rate................   107.0%/(c)/

                         2001/(A)/
                         ----
INTERNATIONAL FUND II
---------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..  $10.18
Income from Investment
 Operations:
 Net Investment Income   (0.08)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.85)
                         -----
 Total From Investment
            Operations   (0.93)
                         -----
Net Asset Value, End
 of Period............   $9.25
                         =====
Total Return..........   (9.05)%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $927
 Ratio of Expenses to
  Average Net Assets..    1.75%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.23%/(c)/
 Portfolio Turnover
  Rate................   107.0%/(c)/

/(a) /Period from December 6, 2000, date shares first offered, through April 30,
     2001. Advisors Preferred and Advisors Select each incurred an unrealized gain of $.18 per share from November 27, 2000 through December 5, 2000.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:



                          2001/(A)/
                          ----
INTERNATIONAL SMALLCAP FUND
---------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $10.19
Income from Investment
 Operations:
 Net Investment Income     0.03
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (1.03)
                          -----
 Total From Investment
            Operations    (1.00)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.01)
                          -----
   Total Dividends and
         Distributions    (0.01)
                          -----
Net Asset Value, End
 of Period............    $9.18
                          =====
Total Return..........   (10.18)%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,148
 Ratio of Expenses to
  Average Net Assets..     1.77%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.94%/(c)/
 Portfolio Turnover
  Rate................    227.5%/(c)/

                          2001/(A)/
                          ----
INTERNATIONAL SMALLCAP FUND
---------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..   $10.19
Income from Investment
 Operations:
 Net Investment Income     0.03
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (1.04)
                          -----
 Total From Investment
            Operations    (1.01)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.01)
                          -----
   Total Dividends and
         Distributions    (0.01)
                          -----
Net Asset Value, End
 of Period............    $9.17
                          =====
Total Return..........   (10.28)%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,147
 Ratio of Expenses to
  Average Net Assets..     1.95%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.76%/(c)/
 Portfolio Turnover
  Rate................    227.5%/(c)/



/(a) /Period from December 6, 2000, date shares first offered, through April 30,
  2001. Advisors Preferred and Advisors Select each recognized $.01 of net investment income per share and incurred an unrealized gain of $.18 per share from November 29, 2000 through December 5, 2000.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:



                          2001/(A)/
                          ----
LARGECAP BLEND FUND
-------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $10.18
Income from Investment
 Operations:
 Net Investment Income     0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (1.24)
                          -----
 Total From Investment
            Operations    (1.23)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.01)
                          -----
   Total Dividends and
         Distributions    (0.01)
                          -----
Net Asset Value, End
 of Period............    $8.94
                          =====
Total Return..........   (10.34)%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,117
 Ratio of Expenses to
  Average Net Assets..     1.02%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.32%/(c)/
 Portfolio Turnover
  Rate................    101.0%/(c)/

                          2001/(A)/
                          ----
LARGECAP BLEND FUND
-------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..   $10.18
Income from Investment
 Operations:
 Net Investment Income     0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (1.25)
                          -----
 Total From Investment
            Operations    (1.24)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.01)
                          -----
   Total Dividends and
         Distributions    (0.01)
                          -----
Net Asset Value, End
 of Period............    $8.93
                          =====
Total Return..........   (10.44)%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,117
 Ratio of Expenses to
  Average Net Assets..     1.20%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.14%/(c)/
 Portfolio Turnover
  Rate................    101.0%/(c)/



/(a) /Period from December 6, 2000, date shares first offered, through April 30,
  2001. Advisors Preferred and Advisors Select each recognized $.01 of net investment income per share and incurred an unrealized gain of $.17 per share from November 28, 2000 through December 5, 2000.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:



                          2001/(A)/
                          ----
LARGECAP GROWTH FUND
--------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $10.01
Income from Investment
 Operations:
 Net Investment Income    (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (2.33)
                          -----
 Total From Investment
            Operations    (2.34)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.01)
                          -----
   Total Dividends and
         Distributions    (0.01)
                          -----
Net Asset Value, End
 of Period............    $7.66
                          =====
Total Return..........   (22.03)%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $959
 Ratio of Expenses to
  Average Net Assets..     1.12%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.42)%/(c)/
 Portfolio Turnover
  Rate................     59.5%/(c)/

                          2001/(A)/
                          ----
LARGECAP GROWTH FUND
--------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..   $10.01
Income from Investment
 Operations:
 Net Investment Income    (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (2.33)
                          -----
 Total From Investment
            Operations    (2.34)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.01)
                          -----
   Total Dividends and
         Distributions    (0.01)
                          -----
Net Asset Value, End
 of Period............    $7.66
                          =====
Total Return..........   (22.03)%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $959
 Ratio of Expenses to
  Average Net Assets..     1.30%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.60)%/(c)/
 Portfolio Turnover
  Rate................     59.5%/(c)/



/(a) /Period from December 6, 2000, date share first offered, through April 30,
  2001. Advisors Preferred and Advisors Select each recognized $.01 of net investment income per share from November 27, 2000 through December 5, 2000.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:



                         2001/(A)/
                         ----
LARGECAP S&P 500 INDEX FUND
---------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $10.47
Income from Investment
 Operations:
 Net Investment Income    0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.96)
                         -----
 Total From Investment
            Operations   (0.95)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.01)
                         -----
   Total Dividends and
         Distributions   (0.01)
                         -----
Net Asset Value, End
 of Period............   $9.51
                         =====
Total Return..........   (7.35)%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,190
 Ratio of Expenses to
  Average Net Assets..    0.72%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.53%/(c)/
 Portfolio Turnover
  Rate................     5.2%/(c)/

                         2001/(A)/
                         ----
LARGECAP S&P 500 INDEX FUND
---------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..  $10.47
Income from Investment
 Operations:
 Net Investment Income    0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.96)
                         -----
 Total From Investment
            Operations   (0.95)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.01)
                         -----
   Total Dividends and
         Distributions   (0.01)
                         -----
Net Asset Value, End
 of Period............   $9.51
                         =====
Total Return..........   (7.35)%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,193
 Ratio of Expenses to
  Average Net Assets..    0.90%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.35%/(c)/
 Portfolio Turnover
  Rate................     5.2%/(c)/



/(a) /Period from December 6, 2000, date shares first offered, through April 30,
  2001. Advisors Preferred and Advisors Select each recognized $.01 of net investment income per share and incurred an unrealized gain of $.46 per share from December 1, 2000 through December 5, 2000.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:



                         2001/(A)/
                         ----
LARGECAP VALUE FUND
-------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $10.29
Income from Investment
 Operations:
 Net Investment Income    0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.05
                          ----
 Total From Investment
            Operations    0.07
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.01)
                         -----
   Total Dividends and
         Distributions   (0.01)
                         -----
Net Asset Value, End
 of Period............  $10.35
                        ======
Total Return..........    1.89%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,295
 Ratio of Expenses to
  Average Net Assets..    1.02%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.73%/(c)/
 Portfolio Turnover
  Rate................   151.2%/(c)/

                         2001/(A)/
                         ----
LARGECAP VALUE FUND
-------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..  $10.29
Income from Investment
 Operations:
 Net Investment Income    0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.06
                          ----
 Total From Investment
            Operations    0.07
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.01)
                         -----
   Total Dividends and
         Distributions   (0.01)
                         -----
Net Asset Value, End
 of Period............  $10.35
                        ======
Total Return..........    1.89%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $3,141
 Ratio of Expenses to
  Average Net Assets..    1.20%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.57%/(c)/
 Portfolio Turnover
  Rate................   151.2%/(c)/



/(a) /Period from December 6, 2000, date shares first offered, through April 30,
  2001. Advisors Preferred and Advisors Select each recognized $.01 of net investment income per share and incurred an unrealized gain of $.28 per share from December 1, 2000 through December 5, 2000.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:



                         2001/(B)/
                         ----
LIFETIME 2010 FUND
------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Investment Income    0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.02)
                         -----
 Total From Investment
            Operations    0.03
                          ----
Net Asset Value, End
 of Period............  $10.03
                        ======
Total Return..........    0.30%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $10
 Ratio of Expenses to
  Average Net Assets
  /(a)/ ..............    0.69%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    3.14%/(d)/
 Portfolio Turnover
  Rate................     0.5%/(d)/

                         2001/(B)/
                         ----
LIFETIME 2010 FUND
------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Investment Income    0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.02)
                         -----
 Total From Investment
            Operations    0.03
                          ----
Net Asset Value, End
 of Period............  $10.03
                        ======
Total Return..........    0.30%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $10
 Ratio of Expenses to
  Average Net Assets
  /(a)/ ..............    0.87%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    2.94%/(d)/
 Portfolio Turnover
  Rate................     0.5%/(d)/



/(a) /Does not include expenses of the investment companies in which the Fund invests.
/(b) /Period from March 1, 2001, date operations commenced, through April 30,
  2001.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:



                         2001/(B)/
                         ----
LIFETIME 2020 FUND
------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Investment Income    0.04
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.02)
                         -----
 Total From Investment
            Operations    0.02
                          ----
Net Asset Value, End
 of Period............  $10.02
                        ======
Total Return..........    0.20%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $10
 Ratio of Expenses to
  Average Net Assets
  /(a)/ ..............    0.69%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    2.50%/(d)/
 Portfolio Turnover
  Rate................     1.3%/(d)/

                         2001/(B)/
                         ----
LIFETIME 2020 FUND
------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Investment Income    0.04
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.02)
                         -----
 Total From Investment
            Operations    0.02
                          ----
Net Asset Value, End
 of Period............  $10.02
                        ======
Total Return..........    0.20%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $10
 Ratio of Expenses to
  Average Net Assets
  /(a)/ ..............    0.87%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    2.33%/(d)/
 Portfolio Turnover
  Rate................     1.3%/(d)/



/(a) /Does not include expenses of the investment companies in which the Fund invests.
/(b) /Period from March 1, 2001, date operations commenced, through April 30,
  2001.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:



                         2001/(B)/
                         ----
LIFETIME 2030 FUND
------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Investment Income    0.03
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.01)
                         -----
 Total From Investment
            Operations    0.02
                          ----
Net Asset Value, End
 of Period............  $10.02
                        ======
Total Return..........    0.20%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $10
 Ratio of Expenses to
  Average Net Assets
  /(a)/ ..............    0.69%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    1.88%/(d)/
 Portfolio Turnover
  Rate................     1.3%/(d)/

                         2001/(B)/
                         ----
LIFETIME 2030 FUND
------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Investment Income    0.03
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.01)
                         -----
 Total From Investment
            Operations    0.02
                          ----
Net Asset Value, End
 of Period............  $10.02
                        ======
Total Return..........    0.20%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $10
 Ratio of Expenses to
  Average Net Assets
  /(a)/ ..............    0.87%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    1.72%/(d)/
 Portfolio Turnover
  Rate................     1.3%/(d)/



/(a) /Does not include expenses of the investment companies in which the Fund invests.
/(b) /Period from March 1, 2001, date operations commenced, through April 30,
  2001.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:



                         2001/(B)/
                         ----
LIFETIME 2040 FUND
------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Investment Income    0.02
                          ----
 Total From Investment
            Operations    0.02
                          ----
Net Asset Value, End
 of Period............  $10.02
                        ======
Total Return..........    0.20%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $10
 Ratio of Expenses to
  Average Net Assets
  /(a)/ ..............    0.69%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    1.30%/(d)/
 Portfolio Turnover
  Rate................     0.5%/(d)/

                         2001/(B)/
                         ----
LIFETIME 2040 FUND
------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Investment Income    0.02
                          ----
 Total From Investment
            Operations    0.02
                          ----
Net Asset Value, End
 of Period............  $10.02
                        ======
Total Return..........    0.20%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $10
 Ratio of Expenses to
  Average Net Assets
  /(a)/ ..............    0.87%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    1.10%/(d)/
 Portfolio Turnover
  Rate................     0.5%/(d)/



/(a) /Does not include expenses of the investment companies in which the Fund invests.
/(b) /Period from March 1, 2001, date operations commenced, through April 30,
  2001.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:



                         2001/(B)/
                         ----
LIFETIME 2050 FUND
------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Investment Income    0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.01
                          ----
 Total From Investment
            Operations    0.02
                          ----
Net Asset Value, End
 of Period............  $10.02
                        ======
Total Return..........    0.20%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $10
 Ratio of Expenses to
  Average Net Assets
  /(a)/ ..............    0.69%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.65%/(d)/
 Portfolio Turnover
  Rate................     0.5%/(d)/

                         2001/(B)/
                         ----
LIFETIME 2050 FUND
------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Investment Income    0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.01
                          ----
 Total From Investment
            Operations    0.02
                          ----
Net Asset Value, End
 of Period............  $10.02
                        ======
Total Return..........    0.20%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $10
 Ratio of Expenses to
  Average Net Assets
  /(a)/ ..............    0.87%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.48%/(d)/
 Portfolio Turnover
  Rate................     0.5%/(d)/



/(a) /Does not include expenses of the investment companies in which the Fund invests.
/(b) /Period from March 1, 2001, date operations commenced, through April 30,
  2001.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:



                         2001/(B)/
                         ----
LIFETIME STRATEGIC INCOME FUND
------------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Investment Income    0.06
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.02)
                         -----
 Total From Investment
            Operations    0.04
                          ----
Net Asset Value, End
 of Period............  $10.04
                        ======
Total Return..........    0.40%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $10
 Ratio of Expenses to
  Average Net Assets
  /(a)/ ..............    0.69%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    3.58%/(d)/
 Portfolio Turnover
  Rate................     0.5%/(d)/

                         2001/(B)/
                         ----
LIFETIME STRATEGIC INCOME FUND
------------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Investment Income    0.06
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.02)
                         -----
 Total From Investment
            Operations    0.04
                          ----
Net Asset Value, End
 of Period............  $10.04
                        ======
Total Return..........    0.40%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $10
 Ratio of Expenses to
  Average Net Assets
  /(a)/ ..............    0.87%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    3.42%/(d)/
 Portfolio Turnover
  Rate................     0.5%/(d)/



/(a) /Does not include expenses of the investment companies in which the Fund invests.
/(b) /Period from March 1, 2001, date operations commenced, through April 30,
  2001.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:



                         2001/(A)/
                         ----
MIDCAP BLEND FUND
-----------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $10.21
Income from Investment
 Operations:
 Net Investment Income    0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.07
                          ----
 Total From Investment
            Operations    0.09
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.02)
                         -----
   Total Dividends and
         Distributions   (0.02)
                         -----
Net Asset Value, End
 of Period............  $10.28
                        ======
Total Return..........    1.65%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,285
 Ratio of Expenses to
  Average Net Assets..    1.22%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.34%/(c)/
 Portfolio Turnover
  Rate................    57.5%/(c)/

                         2001/(A)/
                         ----
MIDCAP BLEND FUND
-----------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..  $10.21
Income from Investment
 Operations:
 Net Investment Income    0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.06
                          ----
 Total From Investment
            Operations    0.07
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.02)
                         -----
   Total Dividends and
         Distributions   (0.02)
                         -----
Net Asset Value, End
 of Period............  $10.26
                        ======
Total Return..........    1.45%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,284
 Ratio of Expenses to
  Average Net Assets..    1.40%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.16%/(c)/
 Portfolio Turnover
  Rate................    57.5%/(c)/




/(a) /Period from December 6, 2000, date shares first offered, through April 30,
  2001. Advisors Preferred and Advisors Select each recognized $.02 of net investment income per share and incurred an unrealized gain of $.19 per share from December 1, 2000 through December 5, 2000.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:



                          2001/(A)/
                          ----
MIDCAP GROWTH FUND
------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $10.01
Income from Investment
 Operations:
 Net Investment Income    (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (1.68)
                          -----
 Total From Investment
            Operations    (1.69)
 ----
Net Asset Value, End
 of Period............    $8.32
                          =====
Total Return..........   (15.18)%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,043
 Ratio of Expenses to
  Average Net Assets..     1.22%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.75)%/(c)/
 Portfolio Turnover
  Rate................    344.2%/(c)/

                          2001/(A)/
                          ----
MIDCAP GROWTH FUND
------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..   $10.02
Income from Investment
 Operations:
 Net Investment Income    (0.02)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (1.68)
                          -----
 Total From Investment
            Operations    (1.70)
 ----
Net Asset Value, End
 of Period............    $8.32
                          =====
Total Return..........   (15.26)%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,043
 Ratio of Expenses to
  Average Net Assets..     1.40%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.98)%/(c)/
 Portfolio Turnover
  Rate................    344.2%/(c)/



/(a) /Period from December 6, 2000, date shares first offered, through April 30,
  2001. Advisors Preferred and Advisors Select each incurred an unrealized gain of $.01 and $.02 per share, respectively, from November 27, 2000 through December 5, 2000.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:



                         2001/(A)/
                         ----
MIDCAP S&P 400 INDEX FUND
-------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $10.33
Income from Investment
 Operations:
 Net Investment Income    0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.10
                          ----
 Total From Investment
            Operations    0.11
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.02)
                         -----
   Total Dividends and
         Distributions   (0.02)
                         -----
Net Asset Value, End
 of Period............  $10.42
                        ======
Total Return..........    2.01%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,304
 Ratio of Expenses to
  Average Net Assets..    0.72%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.30%/(c)/
 Portfolio Turnover
  Rate................    51.5%/(c)/

                         2001/(A)/
                         ----
MIDCAP S&P 400 INDEX FUND
-------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..  $10.33
Income from Investment
 Operations:
 Net Investment Income    0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.10
                          ----
 Total From Investment
            Operations    0.11
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.02)
                         -----
   Total Dividends and
         Distributions   (0.02)
                         -----
Net Asset Value, End
 of Period............  $10.42
                        ======
Total Return..........    2.01%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,304
 Ratio of Expenses to
  Average Net Assets..    0.90%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.12%/(c)/
 Portfolio Turnover
  Rate................    51.5%/(c)/



/(a) /Period from December 6, 2000, date shares first offered, through April 30,
  2001. Advisors Preferred and Advisors Select each recognized $.01 of net investment income per share and incurred an unrealized gain of $.32 per share from December 1, 2000 through December 5, 2000.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:



                         2001/(A)/
                         ----
MIDCAP VALUE FUND
-----------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $10.18
Income from Investment
 Operations:
 Net Investment Income    0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.73
                          ----
 Total From Investment
            Operations    0.75
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.02)
                         -----
   Total Dividends and
         Distributions   (0.02)
                         -----
Net Asset Value, End
 of Period............  $10.91
                        ======
Total Return..........    7.76%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,365
 Ratio of Expenses to
  Average Net Assets..    1.22%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.40%/(c)/
 Portfolio Turnover
  Rate................   115.6%/(c)/

                         2001/(A)/
                         ----
MIDCAP VALUE FUND
-----------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..  $10.18
Income from Investment
 Operations:
 Net Investment Income    0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.72
                          ----
 Total From Investment
            Operations    0.74
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.02)
                         -----
   Total Dividends and
         Distributions   (0.02)
                         -----
Net Asset Value, End
 of Period............  $10.90
                        ======
Total Return..........    7.66%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,364
 Ratio of Expenses to
  Average Net Assets..    1.40%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.22%/(c)/
 Portfolio Turnover
  Rate................   115.6%/(c)/



/(a) /Period from December 6, 2000, date shares first offered, through April 30,
  2001. Advisors Preferred and Advisors Select each recognized $.01 of net investment income per share and incurred an unrealized gain of $.17 per share from November 29, 2000 through December 5, 2000.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:



                         2001/(A)/
                         ----
MONEY MARKET FUND
-----------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $1.000
Income from Investment
 Operations:
 Net Investment Income   0.020
                         -----
 Total From Investment
            Operations   0.020
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...  (0.020)
                        ------
   Total Dividends and
         Distributions  (0.020)
                        ------
Net Asset Value, End
 of Period............  $1.000
                        ======
Total Return..........    2.03%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $100
 Ratio of Expenses to
  Average Net Assets..    0.97%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    5.02%/(c)/

                         2001/(A)/
                         ----
MONEY MARKET FUND
-----------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..  $1.000
Income from Investment
 Operations:
 Net Investment Income   0.019
                         -----
 Total From Investment
            Operations   0.019
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...  (0.019)
                        ------
   Total Dividends and
         Distributions  (0.019)
                        ------
Net Asset Value, End
 of Period............  $1.000
                        ======
Total Return..........    1.96%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $574
 Ratio of Expenses to
  Average Net Assets..    1.15%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    4.48%/(c)/



/(a) /Period from December 6, 2000, date shares first offered, through April 30,
  2001. Advisors Preferred and Advisors Select each recognized $.001 of net investment income per share, all of which was distributed, during the period November 28, 2000 through December 5, 2000.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:



                          2001/(A)/
                          ----
PACIFIC BASIN FUND
------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $10.20
Income from Investment
 Operations:
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (1.04)
                          -----
 Total From Investment
            Operations    (1.04)
 ----
Net Asset Value, End
 of Period............    $9.16
                          =====
Total Return..........   (11.67)%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,146
 Ratio of Expenses to
  Average Net Assets..     1.57%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.08%/(c)/
 Portfolio Turnover
  Rate................     46.9%/(c)/

                          2001/(A)/
                          ----
PACIFIC BASIN FUND
------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..   $10.20
Income from Investment
 Operations:
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (1.05)
                          -----
 Total From Investment
            Operations    (1.05)
 ----
Net Asset Value, End
 of Period............    $9.15
                          =====
Total Return..........   (11.76)%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,145
 Ratio of Expenses to
  Average Net Assets..     1.75%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.10)%/(c)/
 Portfolio Turnover
  Rate................     46.9%/(c)/




/(a) /Period from December 6, 2000, date shares first offered, through April 30,
  2001. Advisors Preferred and Advisors Select each incurred an unrealized gain of $.18 per share from November 30, 2000 through December 5, 2000.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:



                         2001/(A)/
                         ----
PARTNERS LARGECAP BLEND FUND
----------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $10.40
Income from Investment
 Operations:
 Net Investment Income    0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.16)
                         -----
 Total From Investment
            Operations   (0.14)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.02)
                         -----
   Total Dividends and
         Distributions   (0.02)
                         -----
Net Asset Value, End
 of Period............  $10.24
                        ======
Total Return..........   (0.60)%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,024
 Ratio of Expenses to
  Average Net Assets..    1.32%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.44%/(c)/
 Portfolio Turnover
  Rate................   128.1%/(c)/

                         2001/(A)/
                         ----
PARTNERS LARGECAP BLEND FUND
----------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..  $10.40
Income from Investment
 Operations:
 Net Investment Income    0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.18)
                         -----
 Total From Investment
            Operations   (0.16)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.02)
                         -----
   Total Dividends and
         Distributions   (0.02)
                         -----
Net Asset Value, End
 of Period............  $10.22
                        ======
Total Return..........   (0.70)%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,025
 Ratio of Expenses to
  Average Net Assets..    1.50%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.27%/(c)/
 Portfolio Turnover
  Rate................   128.1%/(c)/



/(a) /Period from December 6, 2000, date shares first offered, through April 30,
  2001. Advisors Preferred and Advisors Select each incurred an unrealized gain of $.40 per share from November 29, 2000 through December 5, 2000.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:



                          2001/(A)/
                          ----
PARTNERS LARGECAP GROWTH FUND I
-------------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $10.29
Income from Investment
 Operations:
 Net Investment Income    (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (1.65)
                          -----
 Total From Investment
            Operations    (1.66)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.01)
                          -----
   Total Dividends and
         Distributions    (0.01)
                          -----
Net Asset Value, End
 of Period............    $8.62
                          =====
Total Return..........   (14.44)%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $863
 Ratio of Expenses to
  Average Net Assets..     1.32%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.46)%/(c)/
 Portfolio Turnover
  Rate................     73.5%/(c)/

                          2001/(A)/
                          ----
PARTNERS LARGECAP GROWTH FUND I
-------------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..   $10.29
Income from Investment
 Operations:
 Net Investment Income    (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (1.66)
                          -----
 Total From Investment
            Operations    (1.67)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.01)
                          -----
   Total Dividends and
         Distributions    (0.01)
                          -----
Net Asset Value, End
 of Period............    $8.61
                          =====
Total Return..........   (14.54)%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $925
 Ratio of Expenses to
  Average Net Assets..     1.50%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.63)%/(c)/
 Portfolio Turnover
  Rate................     73.5%/(c)/



/(a) /Period from December 6, 2000, date shares first offered, through April 30,
  2001. Advisors Preferred and Advisors Select each incurred an unrealized gain of $.29 per share from November 28, 2000 through December 5, 2000.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:



                          2001/(A)/
                          ----
PARTNERS LARGECAP GROWTH FUND II
--------------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $10.67
Income from Investment
 Operations:
 Net Investment Income    (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (1.97)
                          -----
 Total From Investment
            Operations    (1.98)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.01)
                          -----
   Total Dividends and
         Distributions    (0.01)
                          -----
Net Asset Value, End
 of Period............    $8.68
                          =====
Total Return..........   (17.37)%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $869
 Ratio of Expenses to
  Average Net Assets..     1.57%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.67)%/(c)/
 Portfolio Turnover
  Rate................     40.2%/(c)/

                          2001/(A)/
                          ----
PARTNERS LARGECAP GROWTH FUND II
--------------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..   $10.67
Income from Investment
 Operations:
 Net Investment Income    (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (1.98)
                          -----
 Total From Investment
            Operations    (1.99)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.01)
                          -----
   Total Dividends and
         Distributions    (0.01)
                          -----
Net Asset Value, End
 of Period............    $8.67
                          =====
Total Return..........   (17.47)%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $868
 Ratio of Expenses to
  Average Net Assets..     1.75%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.84)%/(c)/
 Portfolio Turnover
  Rate................     40.2%/(c)/



/(a) /Period from December 6, 2000, date shares first offered, through April 30,
  2001. Advisors Preferred and Advisors Select each incurred an unrealized gain of $.67 per share from November 30, 2000 through December 5, 2000.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:



                         2001/(A)/
                         ----
PARTNERS LARGECAP VALUE FUND
----------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $10.40
Income from Investment
 Operations:
 Net Investment Income    0.04
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.54
                          ----
 Total From Investment
            Operations    0.58
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.03)
                         -----
   Total Dividends and
         Distributions   (0.03)
                         -----
Net Asset Value, End
 of Period............  $10.95
                        ======
Total Return..........    7.21%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,097
 Ratio of Expenses to
  Average Net Assets..    1.37%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    1.01%/(c)/
 Portfolio Turnover
  Rate................    32.0%/(c)/

                         2001/(A)/
                         ----
PARTNERS LARGECAP VALUE FUND
----------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..  $10.40
Income from Investment
 Operations:
 Net Investment Income    0.03
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.55
                          ----
 Total From Investment
            Operations    0.58
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.03)
                         -----
   Total Dividends and
         Distributions   (0.03)
                         -----
Net Asset Value, End
 of Period............  $10.95
                        ======
Total Return..........    7.21%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,096
 Ratio of Expenses to
  Average Net Assets..    1.55%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.83%/(c)/
 Portfolio Turnover
  Rate................    32.0%/(c)/



/(a) /Period from December 6, 2000, date shares first offered, through April 30,
  2001. Advisors Preferred and Advisors Select each recognized $.01 of net investment income per share and incurred an unrealized gain of $.39 per share from November 27, 2000 through December 5, 2000.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:



                         2001/(A)/
                         ----
PARTNERS MIDCAP BLEND FUND
--------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.15
                          ----
 Total From Investment
            Operations    0.15
                          ----
Net Asset Value, End
 of Period............  $10.15
                        ======
Total Return..........    1.50%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $847
 Ratio of Expenses to
  Average Net Assets..    1.57%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.30)%/(c)/
 Portfolio Turnover
  Rate................   209.4%/(c)/

                         2001/(A)/
                         ----
PARTNERS MIDCAP BLEND FUND
--------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Investment Income   (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.15
                          ----
 Total From Investment
            Operations    0.14
                          ----
Net Asset Value, End
 of Period............  $10.14
                        ======
Total Return..........    1.40%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $847
 Ratio of Expenses to
  Average Net Assets..    1.75%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.48)%/(c)/
 Portfolio Turnover
  Rate................   209.4%/(c)/




/(a) /Period from March 1, 2001, date operations commenced, through April 30,
  2001.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:



                          2001/(A)/
                          ----
PARTNERS MIDCAP GROWTH FUND
---------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $11.09
Income from Investment
 Operations:
 Net Investment Income    (0.02)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (2.29)
                          -----
 Total From Investment
            Operations    (2.31)
 ----
Net Asset Value, End
 of Period............    $8.78
                          =====
Total Return..........   (19.74)%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,099
 Ratio of Expenses to
  Average Net Assets..     1.57%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (1.28)%/(c)/
 Portfolio Turnover
  Rate................    403.2%/(c)/

                          2001/(A)/
                          ----
PARTNERS MIDCAP GROWTH FUND
---------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..   $11.09
Income from Investment
 Operations:
 Net Investment Income    (0.03)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (2.29)
                          -----
 Total From Investment
            Operations    (2.32)
 ----
Net Asset Value, End
 of Period............    $8.77
                          =====
Total Return..........   (19.76)%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,099
 Ratio of Expenses to
  Average Net Assets..     1.75%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (1.46)%/(c)/
 Portfolio Turnover
  Rate................    403.2%/(c)/



/(a) /Period from December 6, 2000, date shares first offered, through April 30,
  2001. Advisors Preferred and Advisors Select each incurred an unrealized gain of $1.09 per share from November 29, 2000 through December 5, 2000.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:



                         2001/(A)/
                         ----
PARTNERS MIDCAP VALUE FUND
--------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $10.14
Income from Investment
 Operations:
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.43
                          ----
 Total From Investment
            Operations    0.43
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.01)
                         -----
   Total Dividends and
         Distributions   (0.01)
                         -----
Net Asset Value, End
 of Period............  $10.56
                        ======
Total Return..........    4.95%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,058
 Ratio of Expenses to
  Average Net Assets..    1.57%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.34)%/(c)/
 Portfolio Turnover
  Rate................   281.3%/(c)/

                         2001/(A)/
                         ----
PARTNERS MIDCAP VALUE FUND
--------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..  $10.14
Income from Investment
 Operations:
 Net Investment Income   (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.43
                          ----
 Total From Investment
            Operations    0.42
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.01)
                         -----
   Total Dividends and
         Distributions   (0.01)
                         -----
Net Asset Value, End
 of Period............  $10.55
                        ======
Total Return..........    4.85%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,060
 Ratio of Expenses to
  Average Net Assets..    1.75%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.52)%/(c)/
 Portfolio Turnover
  Rate................   281.3%/(c)/



/(a) /Period from December 6, 2000, date shares first offered, through April 30,
  2001. Advisors Preferred and Advisors Select each incurred an unrealized gain of $.14 per share from November 28, 2000 through December 5, 2000.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:



                          2001/(A)/
                          ----
PARTNERS SMALLCAP GROWTH FUND I
-------------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..    $9.82
Income from Investment
 Operations:
 Net Investment Income    (0.02)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (1.33)
                          -----
 Total From Investment
            Operations    (1.35)
                          -----
Net Asset Value, End
 of Period............    $8.47
                          =====
Total Return..........   (11.68)%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $849
 Ratio of Expenses to
  Average Net Assets..     1.67%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (1.23)%/(c)/
 Portfolio Turnover
  Rate................    185.5%/(c)/

                          2001/(A)/
                          ----
PARTNERS SMALLCAP GROWTH FUND I
-------------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..    $9.82
Income from Investment
 Operations:
 Net Investment Income    (0.02)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (1.33)
                          -----
 Total From Investment
            Operations    (1.35)
                          -----
Net Asset Value, End
 of Period............    $8.47
                          =====
Total Return..........   (11.68)%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $849
 Ratio of Expenses to
  Average Net Assets..     1.85%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (1.41)%/(c)/
 Portfolio Turnover
  Rate................    185.5%/(c)/



/(a) /Period from December 6, 2000, date shares first offered, through April 30,
  2001. Advisors Preferred and Advisors Select each incurred an unrealized loss of $.18 per share from November 28, 2000 through December 5, 2000.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:



                          2001/(A)/
                          ----
PARTNERS SMALLCAP GROWTH FUND II
--------------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $10.85
Income from Investment
 Operations:
 Net Investment Income    (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (2.84)
                          -----
 Total From Investment
            Operations    (2.85)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.01)
                          -----
   Total Dividends and
         Distributions    (0.01)
                          -----
Net Asset Value, End
 of Period............    $7.99
                          =====
Total Return..........   (24.87)%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $800
 Ratio of Expenses to
  Average Net Assets..     1.57%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.97)%/(c)/
 Portfolio Turnover
  Rate................    293.0%/(c)/

                          2001/(A)/
                          ----
PARTNERS SMALLCAP GROWTH FUND II
--------------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..   $10.85
Income from Investment
 Operations:
 Net Investment Income    (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (2.85)
                          -----
 Total From Investment
            Operations    (2.86)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.01)
                          -----
   Total Dividends and
         Distributions    (0.01)
                          -----
Net Asset Value, End
 of Period............    $7.98
                          =====
Total Return..........   (24.96)%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $800
 Ratio of Expenses to
  Average Net Assets..     1.75%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (1.14)%/(c)/
 Portfolio Turnover
  Rate................    293.0%/(c)/



/(a) /Period from December 6, 2000, date shares first offered, through April 30,
  2001. Advisors Preferred and Advisors Select each recognized $.01 of net investment income per share and incurred an unrealized gain of $.84 per share from November 29, 2000 through December 5, 2000.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:



                         2001/(A)/
                         ----
PARTNERS SMALLCAP VALUE FUND
----------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.44
                          ----
 Total From Investment
            Operations    0.44
                          ----
Net Asset Value, End
 of Period............  $10.44
                        ======
Total Return..........    4.40%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $871
 Ratio of Expenses to
  Average Net Assets..    1.57%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.51)%/(c)/
 Portfolio Turnover
  Rate................    15.5%/(c)/

                         2001/(A)/
                         ----
PARTNERS SMALLCAP VALUE FUND
----------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Investment Income   (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.44
                          ----
 Total From Investment
            Operations    0.43
                          ----
Net Asset Value, End
 of Period............  $10.43
                        ======
Total Return..........    4.30%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $871
 Ratio of Expenses to
  Average Net Assets..    1.75%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.69)%/(c)/
 Portfolio Turnover
  Rate................    15.5%/(c)/



/(a) /Period from March 1, 2001, date operations commenced, through April 30,
  2001.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:



                         2001/(A)/
                         ----
REAL ESTATE FUND
----------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $10.16
Income from Investment
 Operations:
 Net Investment Income    0.17
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.13)
                         -----
 Total From Investment
            Operations    0.04
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.09)
                         -----
   Total Dividends and
         Distributions   (0.09)
                         -----
Net Asset Value, End
 of Period............  $10.11
                        ======
Total Return..........    0.96%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,265
 Ratio of Expenses to
  Average Net Assets..    1.42%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    4.82%/(c)/
 Portfolio Turnover
  Rate................   118.1%/(c)/

                         2001/(A)/
                         ----
REAL ESTATE FUND
----------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..  $10.16
Income from Investment
 Operations:
 Net Investment Income    0.16
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.12)
                         -----
 Total From Investment
            Operations    0.04
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.09)
                         -----
   Total Dividends and
         Distributions   (0.09)
                         -----
Net Asset Value, End
 of Period............  $10.11
                        ======
Total Return..........    0.96%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,266
 Ratio of Expenses to
  Average Net Assets..    1.60%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    4.64%/(c)/
 Portfolio Turnover
  Rate................   118.1%/(c)/



/(a) /Period from December 6, 2000, date shares first offered, through April 30,
  2001. Advisors Preferred and Advisors Select each recognized $.01 of net investment income per share and incurred an unrealized gain of $.15 per share from November 30, 2000 through December 5, 2000.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:



                         2001/(A)/
                         ----
SMALLCAP BLEND FUND
-------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $10.55
Income from Investment
 Operations:
 Net Investment Income    0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.37
                          ----
 Total From Investment
            Operations    0.38
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.01)
                         -----
   Total Dividends and
         Distributions   (0.01)
                         -----
Net Asset Value, End
 of Period............  $10.92
                        ======
Total Return..........    4.32%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,367
 Ratio of Expenses to
  Average Net Assets..    1.32%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.38%/(c)/
 Portfolio Turnover
  Rate................   149.3%/(c)/

                         2001/(A)/
                         ----
SMALLCAP BLEND FUND
-------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..  $10.56
Income from Investment
 Operations:
 Net Investment Income    0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.35
                          ----
 Total From Investment
            Operations    0.36
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.01)
                         -----
   Total Dividends and
         Distributions   (0.01)
                         -----
Net Asset Value, End
 of Period............  $10.91
                        ======
Total Return..........    4.13%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,367
 Ratio of Expenses to
  Average Net Assets..    1.50%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.21%/(c)/
 Portfolio Turnover
  Rate................   149.3%/(c)/



/(a) /Period from December 6, 2000, date shares first offered, through April 30,
  2001. Advisors Preferred and Advisors Select each recognized $.01 of net investment income per share and incurred an unrealized gain of $.54 and $.55 per share, respectively, from November 28, 2000 through December 5, 2000.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:



                         2001/(A)/
                         ----
SMALLCAP GROWTH FUND
--------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $9.44
Income from Investment
 Operations:
 Net Investment Income   (0.02)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.06)
                         -----
 Total From Investment
            Operations   (0.08)
                         -----
Net Asset Value, End
 of Period............   $9.36
                         =====
Total Return..........    0.21%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,172
 Ratio of Expenses to
  Average Net Assets..    1.32%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.96)%/(c)/
 Portfolio Turnover
  Rate................   182.6%/(c)/

                         2001/(A)/
                         ----
SMALLCAP GROWTH FUND
--------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..   $9.45
Income from Investment
 Operations:
 Net Investment Income   (0.02)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.07)
                         -----
 Total From Investment
            Operations   (0.09)
                         -----
Net Asset Value, End
 of Period............   $9.36
                         =====
Total Return..........    0.11%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,204
 Ratio of Expenses to
  Average Net Assets..    1.50%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (1.19)%/(c)/
 Portfolio Turnover
  Rate................   182.6%/(c)/



/(a) /Period from December 6, 2000, date shares first offered, through April 30,
  2001. Advisors Preferred recognized $.01 of net operating loss per share from November 27, 2000 through December 5, 2000. In addition, Advisors Preferred and Advisors Select each incurred an unrealized loss of $.55 per share during the initial interim period.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:



                         2001/(A)/
                         ----
SMALLCAP S&P 600 INDEX FUND
---------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $10.61
Income from Investment
 Operations:
 Net Investment Income    0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.63
                          ----
 Total From Investment
            Operations    0.64
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.01)
                         -----
   Total Dividends and
         Distributions   (0.01)
                         -----
Net Asset Value, End
 of Period............  $11.24
                        ======
Total Return..........    7.49%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,406
 Ratio of Expenses to
  Average Net Assets..    0.72%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.12%/(c)/
 Portfolio Turnover
  Rate................    51.7%/(c)/

                         2001/(A)/
                         ----
SMALLCAP S&P 600 INDEX FUND
---------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..  $10.61
Income from Investment
 Operations:
 Net Investment Income    0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.61
                          ----
 Total From Investment
            Operations    0.62
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.01)
                         -----
   Total Dividends and
         Distributions   (0.01)
                         -----
Net Asset Value, End
 of Period............  $11.22
                        ======
Total Return..........    7.29%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,405
 Ratio of Expenses to
  Average Net Assets..    0.90%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.05)%/(c)/
 Portfolio Turnover
  Rate................    51.7%/(c)/



/(a) /Period from December 6, 2000, date shares first offered, through April 30,
  2001. Advisors Preferred and Advisors Select each recognized $.01 of net investment income per share and incurred an unrealized gain of $.60 per share from November 30, 2000 through December 5, 2000.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:



                         2001/(A)/
                         ----
SMALLCAP VALUE FUND
-------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $10.21
Income from Investment
 Operations:
 Net Investment Income    0.04
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    1.03
                          ----
 Total From Investment
            Operations    1.07
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.03)
                         -----
   Total Dividends and
         Distributions   (0.03)
                         -----
Net Asset Value, End
 of Period............  $11.25
                        ======
Total Return..........   11.11%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,408
 Ratio of Expenses to
  Average Net Assets..    1.32%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.94%/(c)/
 Portfolio Turnover
  Rate................    79.1%/(c)/

                         2001/(A)/
                         ----
SMALLCAP VALUE FUND
-------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..  $10.21
Income from Investment
 Operations:
 Net Investment Income    0.04
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    1.03
                          ----
 Total From Investment
            Operations    1.07
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.03)
                         -----
   Total Dividends and
         Distributions   (0.03)
                         -----
Net Asset Value, End
 of Period............  $11.25
                        ======
Total Return..........   11.11%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,407
 Ratio of Expenses to
  Average Net Assets..    1.50%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.76%/(c)/
 Portfolio Turnover
  Rate................    79.1%/(c)/



/(a) /Period from December 6, 2000, date shares first offered, through April 30,
  2001. Advisors Preferred and Advisors Select each recognized $.01 of net investment income per share and incurred an unrealized gain of $.20 per share from November 29, 2000 through December 5, 2000.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:



                          2001/(A)/
                          ----
TECHNOLOGY FUND
---------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $10.07
Income from Investment
 Operations:
 Net Investment Income    (0.03)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (2.47)
                          -----
 Total From Investment
            Operations    (2.50)
                          -----
Net Asset Value, End
 of Period............    $7.57
                          =====
Total Return..........   (25.80)%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $747
 Ratio of Expenses to
  Average Net Assets..     1.57%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.97)%/(c)/
 Portfolio Turnover
  Rate................    145.3%/(c)/

                          2001/(A)/
                          ----
TECHNOLOGY FUND
---------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..   $10.07
Income from Investment
 Operations:
 Net Investment Income    (0.03)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (2.48)
                          -----
 Total From Investment
            Operations    (2.51)
                          -----
Net Asset Value, End
 of Period............    $7.56
                          =====
Total Return..........   (25.90)%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $747
 Ratio of Expenses to
  Average Net Assets..     1.75%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (1.15)%/(c)/
 Portfolio Turnover
  Rate................    145.3%/(c)/



/(a) /Period from December 6, 2000, date shares first offered, through April 30,
  2001. Advisors Preferred and Advisors Select each incurred an unrealized gain of $.07 per share from November 27, 2000 through December 5, 2000.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.
See accompanying notes.

Additional information about the Fund is available in the Statement of Additional Information dated June 15, 2001 and which is part of this prospectus. The Statement of Additional Information can be obtained free of charge by writing or telephoning Princor Financial Services Corporation, P.O. Box 10423, Des Moines, IA 50306. Telephone 1-800-247-4123.

Information about the Fund can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling the Commission at 1-800-SEC-0330. Reports and other information about the Fund are available on the Commission's internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009.

The U.S. Government does not insure or guarantee an investment in any of the Funds. There can be no assurance that the Money Market Fund will be able to maintain a stable share price of $1.00 per share or that the Capital Preservation Fund will be able to maintain a stable share price of $10.00 per share.

Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, nor are shares of the Funds federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.

                SEC FILE

                811-07572                 Principal Investors Fund, Inc.


                                   APPENDIX A

     RELATED PERFORMANCE OF THE SUB-ADVISORS

     The LifeTime, Partners MidCap Blend and Partners SmallCap Value Funds started operations in March 2001. The other Funds started operations in December, 2000. The Funds have only limited historical performance data. The following tables set forth historical information about client accounts managed by a Sub-Advisor that have investment objectives and strategies similar to those of the corresponding Fund the Sub-Advisor manages. These client accounts may consist of individuals, institutions and other mutual funds. This composite data is provided to illustrate the past performance of each Sub-Advisor in managing similar accounts and does not represent the performance of any Fund.

     On the following pages "composite performance" is shown for each Sub-Advisor with regard to all of those similarly managed accounts. The composite performance is computed based upon essentially the Sub-Advisor's asset weighted "average" performance with regard to such accounts. The composite performance information shown is based on a composite of all accounts of each Sub-Advisor (and its predecessor, if any) having substantially similar investment objectives, policies and strategies to the corresponding Fund. The composite results reflect the deduction of all fees and expenses actually incurred by the client accounts.

     Portions of the information below are based on data supplied by the Sub-Advisors and from statistical services, reports or other sources believed by the Manager to be reliable. However, such information has not been verified or audited by the Manager.

     Some of the accounts included in the composites are not mutual funds registered under the 1940 Act. Those accounts are not subject to investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and the Internal Revenue Code. If such requirements were applicable to these accounts, the performance shown may have been lower.

     The performance data should not be considered as an indication of future performance of any Fund or any Sub-Advisor. In addition, the effect of taxes is not reflected in the information below as it will depend on the investor's tax status.

     Please note that 1999 was an exceptionally good year for the stocks of technology companies and mutual funds that invest in them. It should not be expected that those stocks and funds will perform as well every year. Stock prices can change unpredictably and, in fact, they may lose value in some years.

PERFORMANCE RESULTS - STABLE FUNDS

Average Annual Performance

(through March 31, 2001)                   Since
                                                                YTD        1 YR
       3 YR        5 YR        10 YR    Inception
High Quality Short-Term Bond Fund Advisors Select               3.07
                                           4.19
High Quality Short-Term Bond Fund Advisors Preferred            3.19
                                           4.31
PCII High Quality Short-Term Bond Composite                     2.52       10.46
        5.87        6.12
Lehman Brothers Mutual Fund 1-5 Gov't/Credit Index              3.19       10.95
        6.75        6.74        6.97
Average Short-Term Bond Category (Morningstar)                  2.86        9.80
        5.97        6.05        6.54

Money Market Fund Advisors Select                               1.31
                                           1.73
Money Market Fund Advisors Preferred                            1.34
                                           1.77
PCII Money Market Composite                                     1.43        6.26
        5.40        5.26        4.68

     Annual Performance

 (year ended December 31)
                                                               2000        1999
       1998        1997         1996         1995

High Quality Short-Term Bond Fund Advisors Select
High Quality Short-Term Bond Fund Advisors Preferred
PCII High Quality Short-Term Bond Composite                    8.81        1.05
       6.79        6.64         4.85
Lehman Brothers Mutual Fund 1-5 Gov't/Credit Index             8.91        2.09
       7.63        7.13         4.67        12.88
Average Short-Term Bond Category (Morningstar)                 8.14        2.12
       6.28        6.51         4.35        11.48


Money Market Fund Advisors Select
Money Market Fund Advisors Preferred
PCII Money Market Composite                                    6.21        4.71
       5.13        5.10         4.95         5.53

Annual Performance
                                                                       (year
ended December 31)
                                                           1994         1993
   1992         1991
High Quality Short-Term Bond Fund Advisors Select
High Quality Short-Term Bond Fund Advisors Preferred
PCII High Quality Short-Term Bond Composite
Lehman Brothers Mutual Fund 1-5 Gov't/Credit Index        -0.72         7.10
   6.83        13.17
Average Short-Term Bond Category (Morningstar)            -0.86         6.86
   6.15        13.43

Money Market Fund Advisors Select
Money Market Fund Advisors Preferred
PCII Money Market Composite                                3.69         2.59
   3.40         5.79

PERFORMANCE RESULTS - CONSERVATIVE FUNDS

 Average Annual Performance

 (through March 31, 2001)               Since
                                                          YTD        1 YR
 3 YR        5 YR        10 YR         Inception
Bond & Mortgage Securities Fund Advisors Select          3.08
                                        4.38
Bond & Mortgage Securities Fund Advisors Preferred       3.21
                                        4.51
PCII Multi-Sector Composite                              3.40       13.14
 6.94        7.65        8.42
Lehman Brothers Aggregate Bond Index                     3.03       12.53
 6.87        7.48        7.98
Average Intermediate-Term Bond Category (Morningstar)    3.04       10.68
 5.65        6.49        7.62


Government Securities Fund Advisors Select               2.23
                                        3.21
Government Securities Fund Advisors Preferred            2.36
                                        3.34
PCII Mortgage-Backed Broad Composite                     2.52       12.24
 6.55        7.43        7.70
Lehman Brothers Mortgage Backed Securities Index         2.73       12.66
 6.98        7.59        7.78
Average Intermediate Government Category (Morningstar)   2.41       11.26
 5.87        6.41        6.96


High Quality Intermediate-Term Bond Fund                 2.71
                                        4.02
 Advisors Select

High Quality Intermediate-Term Bond Fund                 2.74
                                        4.05
 Advisors Preferred

PCII High Quality Intermediate-Term Bond Composite       3.15       12.74
 6.52
Lehman Brothers Aggregate Bond Index                     3.03       12.53
 6.87        7.48        7.98
Average Intermediate-Term Bond Category (Morningstar)    3.04       10.68
 5.65        6.49        7.62


High Quality Long-Term Bond Fund Advisors Select         1.71
                                        3.43
High Quality Long-Term Bond Fund Advisors Preferred      1.74
                                        3.46
PCII High Quality Long-Term Bond Composite               3.49       12.74
 4.83
Lehman Brothers Long Term Gov't./Corporate Bond Index    2.71       12.99
 6.68        8.49        9.56
Average Long-Term Bond Category (Morningstar)            3.01        9.78
 4.65        6.48        7.85

PERFORMANCE RESULTS - CONSERVATIVE FUNDS
                                                                      Annual
Performance
                                                                   (year ended
December 31)
                                                             2000        1999
    1998        1997         1996         1995
Bond & Mortgage Securities Fund Advisors Select
Bond & Mortgage Securities Fund Advisors Preferred
PCII Multi-Sector Composite                                 12.00       -0.57
     7.97       10.16         3.94        18.41
Lehman Brothers Aggregate Bond Index                        11.63       -0.82
     8.69        9.65         3.63        18.47
Average Intermediate-Term Bond Category (Morningstar)        9.45       -1.22
     7.42        8.76         3.30        17.35

Government Securities Fund Advisors Select
Government Securities Fund Advisors Preferred
PCII Mortgage-Backed Broad Composite                        11.08        0.22
     7.62        9.97         3.90        19.10
Lehman Brothers Mortgage Backed Securities Index            11.16        1.85
     6.97        9.49         5.36        16.80
Average Intermediate Government Category (Morningstar)      10.76       -1.44
     7.45        8.45         2.80        16.42

High Quality Intermediate-Term Bond Fund
 Advisors Select
High Quality Intermediate-Term Bond Fund
 Advisors Preferred
PCII High Quality Intermediate-Term Bond Composite          10.71       -0.57
     8.28        9.32
Lehman Brothers Aggregate Bond Index                        11.63       -0.82
     8.69        9.65         3.63        13.47
Average Intermediate-Term Bond Category (Morningstar)        9.45       -1.22
     7.42        8.76         3.30        17.35

High Quality Long-Term Bond Fund Advisors Select
High Quality Long-Term Bond Fund Advisors Preferred
PCII High Quality Long-Term Bond Composite                  10.40       -7.41
    10.39        4.85
Lehman Brothers Long Term Gov't./Corporate Bond Index       16.16       -7.64
    11.76       14.52         0.13        29.93
Average Long-Term Bond Category (Morningstar)                9.26       -2.78
     6.51       10.53         3.54        21.33

PERFORMANCE RESULTS - CONSERVATIVE FUNDS

     Annual Performance

 (year ended December 31)
                                                                 1994
1993        1992         1991
Bond & Mortgage Securities Fund Advisors Select
Bond & Mortgage Securities Fund Advisors Preferred
PCII Multi-Sector Composite                                     -2.05
10.67        8.25        15.89
Lehman Brothers Aggregate Bond Index                            -2.92
9.75        7.40        16.00
Average Intermediate-Term Bond Category (Morningstar)           -3.73
10.39        7.20        16.62

Government Securities Fund Advisors Select
Government Securities Fund Advisors Preferred
PCII Mortgage-Backed Broad Composite                            -4.41
9.21        6.13        16.81
Lehman Brothers Mortgage Backed Securities Index                -1.61
6.84        6.96        15.72
Average Intermediate Government Category (Morningstar)          -4.02
8.03        6.39        14.67

High Quality Intermediate-Term Bond Fund
 Advisors Select
High Quality Intermediate-Term Bond Fund
 Advisors Preferred
PCII High Quality Intermediate-Term Bond Composite
Lehman Brothers Aggregate Bond Index                            -2.92
9.75        7.40        16.00
Average Intermediate-Term Bond Category (Morningstar)           -3.73
10.39        7.20        16.62

High Quality Long-Term Bond Fund Advisors Select
High Quality Long-Term Bond Fund Advisors Preferred
PCII High Quality Long-Term Bond Composite
Lehman Brothers Long Term Gov't./Corporate Bond Index           -7.10
16.17        8.53        19.53
Average Long-Term Bond Category (Morningstar)                   -6.13
13.34        7.98        17.15

PERFORMANCE RESULTS - MODERATE FUNDS

                                                                 Average Annual
Performance
                                                                  (through March
31, 2001)                                 Since
                                                                   YTD        1
YR         3 YR        5 YR        10 YR Inception
Balanced Fund Advisors Select                                     -7.24
                                         -7.67
Balanced Fund Advisors Preferred                                  -7.14
                                         -7.57
Invista Balanced Composite                                        -5.31
-2.21         2.24        8.35       10.71
PCII Multi-Sector Composite                                        3.40
13.14         6.94        7.65        8.42
S&P 500 Index                                                    -11.85
-21.67         3.05       14.18       14.41
Lehman Brothers Aggregate Bond Index                               3.03
12.53         6.87        7.48        7.98
Average Domestic Hybrid Category (Morningstar)                    -5.31
-5.38         3.20        8.93       10.25

LargeCap Blend Fund Advisors Select                              -14.01
                                        -15.65
LargeCap Blend Fund Advisors Preferred                           -13.91
                                        -15.55
Invista Large Cap Composite                                      -13.91
-24.42        -3.51        9.76
S&P 500 Index                                                    -11.85
-21.67         3.05       14.18       14.41
Average LargeCap Blend Category (Morningstar)                    -13.01
-21.11         1.79       11.75        12.5

Partners LargeCap Blend Fund Advisors Select                      -8.29
                                         -6.43
Partners LargeCap Blend Fund Advisors Preferred                   -8.10
                                         -6.32
Federated Capital Appreciation Composite                          -8.08
-18.22        11.21       17.61
S&P 500 Index                                                    -11.85
-21.67         3.05       14.18       14.41
Average LargeCap Blend Category (Morningstar)                    -13.01
-21.11         1.79       11.75        12.5

LargeCap Growth Fund Advisors Select                             -23.45
                                        -28.44
LargeCap Growth Fund Advisors Preferred                          -23.34
                                        -28.55
Invista Large Cap Growth Composite                               -23.48
-34.96
S&P/BARRA 500 Growth Index                                       -17.41
-38.19         0.30       13.74       13.63
Average LargeCap Growth Category (Morningstar)                   -19.98
-35.66         3.33       11.58       12.52

Partners LargeCap Growth Fund I Advisors Select                  -18.23
                                        -22.98
Partners LargeCap Growth Fund I Advisors Preferred               -18.23
                                        -22.98
Morgan Stanley Equity Growth Composite                           -18.35
-33.80         1.71       14.17       14.65
S&P 500 Index                                                    -11.85
-21.67         3.05       14.18       14.41
Average LargeCap Growth Category (Morningstar)                   -19.98
-35.66         3.33       11.58       12.52

Partners LargeCap Growth Fund II Advisors Select                 -19.72
                                        -24.42
Partners LargeCap Growth Fund II Advisors Preferred              -19.62
                                        -24.32
American Century Growth Composite                                -19.33
-38.10         3.25       12.89       11.30
Russell 1000 Growth Index                                        -20.90
-42.72        -0.53       11.56       12.73
Average LargeCap Growth Category (Morningstar)                   -19.98
-35.66         3.33       11.58       12.52

PERFORMANCE RESULTS - MODERATE FUNDS

                                                                         Annual
Performance
                                                                       (year
ended December 31)
                                                          2000        1999
  1998        1997         1996         1995
Balanced Fund Advisors Select
Balanced Fund Advisors Preferred
Invista Balanced Composite                                -6.47        2.20
  12.17       20.03        10.69        26.88
PCII Multi-Sector Composite                               12.00       -0.57
   7.97       10.16         3.94        18.41
S&P 500 Index                                             -9.11       21.04
  28.58       33.36        22.96        37.58
Lehman Brothers Aggregate Bond Index                      11.63       -0.82
   8.69        9.65         3.63        18.47
Average Domestic Hybrid Category (Morningstar)             2.06        8.24
  12.50       18.24        13.07        24.87

LargeCap Blend Fund Advisors Select
LargeCap Blend Fund Advisors Preferred
Invista Large Cap Composite                              -12.12        9.57
  24.70       29.66        24.35
S&P 500 Index                                             -9.11       21.04
  28.58       33.36        22.96        37.58
Average LargeCap Blend Category (Morningstar)             -6.97       19.72
  21.95       27.43        20.37        31.99

Partners LargeCap Blend Fund Advisors Select
Partners LargeCap Blend Fund Advisors Preferred
Federated Capital Appreciation Composite                  -3.31       44.20
  20.71       31.30        18.98
S&P 500 Index                                             -9.11       21.04
  28.58       33.36        22.96        37.58
Average LargeCap Blend Category (Morningstar)             -6.97       19.72
  21.95       27.43        20.37        31.99

LargeCap Growth Fund Advisors Select
LargeCap Growth Fund Advisors Preferred
Invista Large Cap Growth Composite                       -10.24
S&P/BARRA 500 Growth Index                               -22.08       28.25
  42.15       36.38        23.98        38.13
Average LargeCap Growth Category (Morningstar)           -14.09       39.72
  33.56       25.00        18.95        32.27

Partners LargeCap Growth Fund I Advisors Select
Partners LargeCap Growth Fund I Advisors Preferred
Morgan Stanley Equity Growth Composite                   -11.00       39.42
  21.11       31.40        31.23        45.03
S&P 500 Index                                             -9.11       21.04
  28.58       33.36        22.96        37.58
Average LargeCap Growth Category (Morningstar)           -14.09       39.72
  33.56       25.00        18.95        32.27

Partners LargeCap Growth Fund II Advisors Select
Partners LargeCap Growth Fund II Advisors Preferred
American Century Growth Composite                        -14.71       34.68
  36.77       29.28        14.92        20.35
Russell 1000 Growth Index                                -22.42       33.16
  38.71       30.49        23.12        37.19
Average LargeCap Growth Category (Morningstar)           -14.09       39.72
  33.56       25.00        18.95        32.27

PERFORMANCE RESULTS - MODERATE FUNDS

                                                                     Annual
Performance
                                                                   (year ended
December 31)

                                                              1994         1993
      1992         1991
Balanced Fund Advisors Select
Balanced Fund Advisors Preferred
Invista Balanced Composite                                    -1.63        14.25
      10.73        27.19
PCII Multi-Sector Composite                                   -2.05        10.67
       8.25        15.89
S&P 500 Index                                                  1.32        10.08
       7.62        30.47
Lehman Brothers Aggregate Bond Index                          -2.92         9.75
       7.40        16.00
Average Domestic Hybrid Category (Morningstar)                -2.56        12.07
       8.22        23.87

LargeCap Blend Fund Advisors Select
LargeCap Blend Fund Advisors Preferred
Invista Large Cap Composite
S&P 500 Index                                                  1.32        10.08
       7.62        30.47
Average LargeCap Blend Category (Morningstar)                 -1.08        11.12
       7.62        32.13

Partners LargeCap Blend Fund Advisors Select
Partners LargeCap Blend Fund Advisors Preferred
Federated Capital Appreciation Composite
S&P 500 Index                                                  1.32        10.08
       7.62        30.47
Average LargeCap Blend Category (Morningstar)                 -1.08        11.12
       7.62        32.13

LargeCap Growth Fund Advisors Select
LargeCap Growth Fund Advisors Preferred
Invista Large Cap Growth Composite
S&P/BARRA 500 Growth Index                                     3.13         1.68
       5.07        38.37
Average LargeCap Growth Category (Morningstar)                -2.32        10.31
       5.83        43.69

Partners LargeCap Growth Fund I Advisors Select
Partners LargeCap Growth Fund I Advisors Preferred
Morgan Stanley Equity Growth Composite                         3.18         4.32
       5.99        25.54
S&P 500 Index                                                  1.32        10.08
       7.62        30.47
Average LargeCap Growth Category (Morningstar)                -2.32        10.31
       5.83        43.69

Partners LargeCap Growth Fund II Advisors Select
Partners LargeCap Growth Fund II Advisors Preferred
American Century Growth Composite                             -1.49         3.76
      -4.29        69.02
Russell 1000 Growth Index                                      2.66         2.90
       5.00        41.16
Average LargeCap Growth Category (Morningstar)                -2.32        10.31
       5.83        43.69

PERFORMANCE RESULTS - MODERATE FUNDS

Average Annual Performance

(through March 31, 2001)                   Since
                                                                YTD        1 YR
       3 YR        5 YR        10 YR    Inception
LargeCap S&P 500 Index Fund Advisors Select                   -11.86
                                       -13.88
LargeCap S&P 500 Index Fund Advisors Preferred                -11.86
                                       -13.88
Invista S&P 500 Index Composite                               -11.97      -21.97
        2.68       13.78
S&P 500 Index                                                 -11.85      -21.67
        3.05       14.18       14.41
Average LargeCap Blend Category (Morningstar)                 -13.01      -21.11
        1.79       11.75       12.50

LargeCap Value Fund Advisors Select                            -6.77
                                        -3.82
LargeCap Value Fund Advisors Preferred                         -6.68
                                        -3.73
Invista Large Cap Value Composite                              -7.59       -2.66
       -2.12        9.42
S&P/BARRA 500 Value Index                                      -6.53       -1.07
        4.74       13.82       14.72
Average LargeCap Value Category (Morningstar)                  -5.63        0.20
        2.35       11.57       13.00

Partners LargeCap Value Fund Advisors Select                   -1.40
                                         3.39
Partners LargeCap Value Fund Advisors Preferred                -1.40
                                         3.39
Sanford C. Bernstein Diversified Value Composite               -1.88       14.36

Russell 1000 Value Index                                       -5.68        0.27
        3.86       14.24       15.23
Average LargeCap Value Category (Morningstar)                  -5.63        0.20
        2.35       11.57       13.00

MidCap Value Fund Advisors Select                              -4.78
                                         0.45
MidCap Value Fund Advisors Preferred                           -4.78
                                         0.45
Invista Mid Cap Value Composite                                -4.43        5.84
       -3.64        7.91       11.64
S&P/BARRA MidCap 400 Value Index                               -3.44       16.15
        6.37       15.18
Average MidCap Value Category (Morningstar)                    -2.98       10.72
        4.64       12.09       13.76

Partners MidCap Value Fund Advisors Select                     -6.91
                                        -0.91
Partners MidCap Value Fund Advisors Preferred                  -6.91
                                        -0.91
Neuberger Berman MidCap Value Composite                        -6.89       10.62
        1.78       12.84       14.63
Russell Midcap Value Index                                     -3.53       13.83
        3.15       13.06       15.47
Average MidCap Value Category (Morningstar)                    -2.98       10.72
        4.64       12.09       13.76

Real Estate Fund Advisors Select                               -4.05
                                        -0.74
Real Estate Fund Advisors Preferred                            -4.05
                                        -0.74
PCREI Real Estate Composite                                    -3.67       22.77
        3.24
Morgan Stanley REIT Index                                      -0.48       22.93
        0.27        9.59
Average Real Estate Category (Morningstar)                     -1.57       21.42
       -0.54        9.37        9.30

PERFORMANCE RESULTS - MODERATE FUNDS

Annual Performance

(year ended December 31)
                                                              2000        1999
      1998        1997         1996         1995
LargeCap S&P 500 Index Fund Advisors Select
LargeCap S&P 500 Index Fund Advisors Preferred
Invista S&P 500 Index Composite                               -9.44       20.62
      28.16       32.89        22.51        37.07
S&P 500 Index                                                 -9.11       21.04
      28.58       33.36        22.96        37.58
Average LargeCap Blend Category (Morningstar)                 -6.97       19.72
      21.95       27.43        20.37        31.99

LargeCap Value Fund Advisors Select
LargeCap Value Fund Advisors Preferred
Invista Large Cap Value Composite                              3.88       -7.12
      18.04       28.94        22.18
S&P/BARRA 500 Value Index                                      6.08       12.72
      14.68       29.99        21.99        37.00
Average LargeCap Value Category (Morningstar)                  5.47        6.63
      13.10       27.01        20.79        32.28

Partners LargeCap Value Fund Advisors Select
Partners LargeCap Value Fund Advisors Preferred
Sanford C. Bernstein Diversified Value Composite              13.80        7.80
Russell 1000 Value Index                                       7.02        7.35
      15.63       35.18        21.64        38.35
Average LargeCap Value Category (Morningstar)                  5.47        6.63
      13.10       27.01        20.79        32.28

MidCap Value Fund Advisors Select
MidCap Value Fund Advisors Preferred
Invista Mid Cap Value Composite                                6.32       -7.36
       3.25       35.49        16.03        41.18
S&P/BARRA MidCap 400 Value Index                              27.84        2.33
       4.67       34.32        19.40        34.04
Average MidCap Value Category (Morningstar)                   16.82        7.78
       3.92       26.04        20.50        29.27

Partners MidCap Value Fund Advisors Select
Partners MidCap Value Fund Advisors Preferred
Neuberger Berman MidCap Value Composite                       29.70        8.04
     -10.66       32.66        28.08        35.23
Russell Midcap Value Index                                    19.18       -0.11
       5.09       34.37        20.26        34.93
Average MidCap Value Category (Morningstar)                   16.82        7.78
       3.92       26.04        20.50        29.27

Real Estate Fund Advisors Select
Real Estate Fund Advisors Preferred
PCREI Real Estate Composite                                   31.15       -3.01
     -10.20       19.83
Morgan Stanley REIT Index                                     26.81       -4.55
     -16.90       18.58        35.89        12.90
Average Real Estate Category (Morningstar)                    25.83       -3.35
     -15.79       23.05        31.68        15.17

PERFORMANCE RESULTS - MODERATE FUNDS


     Annual Performance

 (year ended December 31)
                                                               1994         1993
       1992         1991
LargeCap S&P 500 Index Fund Advisors Select
LargeCap S&P 500 Index Fund Advisors Preferred
Invista S&P 500 Index Composite                                 1.05
S&P 500 Index                                                   1.32
10.08        7.62        30.47
Average LargeCap Blend Category (Morningstar)                  -1.08
11.12        7.62        32.13

LargeCap Value Fund Advisors Select
LargeCap Value Fund Advisors Preferred
Invista Large Cap Value Composite
S&P/BARRA 500 Value Index                                      -0.63
18.60       10.53        22.56
Average LargeCap Value Category (Morningstar)                  -0.81
13.25        9.89        28.51

Partners LargeCap Value Fund Advisors Select
Partners LargeCap Value Fund Advisors Preferred
Sanford C. Bernstein Diversified Value Composite
Russell 1000 Value Index                                       -1.99
18.12       13.81        24.61
Average LargeCap Value Category (Morningstar)                  -0.81
13.25        9.89        28.51

MidCap Value Fund Advisors Select
MidCap Value Fund Advisors Preferred
Invista Mid Cap Value Composite                                 0.98
11.43        7.57        33.54
S&P/BARRA MidCap 400 Value Index                               -0.57
13.43       16.02
Average MidCap Value Category (Morningstar)                    -1.11
17.11       13.54        29.65

Partners MidCap Value Fund Advisors Select
Partners MidCap Value Fund Advisors Preferred
Neuberger Berman MidCap Value Composite                        -1.89
16.44       17.52        22.36
Russell Midcap Value Index                                     -2.13
15.62       21.68        37.92
Average MidCap Value Category (Morningstar)                    -1.11
17.11       13.54        29.65

Real Estate Fund Advisors Select
Real Estate Fund Advisors Preferred
PCREI Real Estate Composite
Morgan Stanley REIT Index
Average Real Estate Category (Morningstar)                     -0.62
21.11       15.87        29.59

PERFORMANCE RESULTS - AGGRESSIVE FUNDS
                                                                    Average
Annual Performance
                                                                      (through
March 31, 2001)                               Since
                                                                    YTD        1
YR         3 YR        5 YR        10 YR  Inception
MidCap Blend Fund Advisors Select                                 -7.68
                                             -3.69
MidCap Blend Fund Advisors Preferred                              -7.58
                                             -3.59
Invista Mid Cap Core Composite                                    -7.75
-5.03         3.11       11.74
S&P MidCap 400 Index                                             -10.77
-6.95         8.88       16.30       16.06
Average MidCap Blend Category (Morningstar)                       -9.48
-10.82         1.74       11.02       13.05

Partners MidCap Blend Fund Advisors Select
                                             -6.40
Partners MidCap Blend Fund Advisors Preferred
                                             -6.40
Morgan Stanley MidCap Blend Composite                             -8.53
-6.56         8.20       20.68
S&P MidCap 400 Index                                             -10.77
-6.95         8.88       16.30       16.06
Average MidCap Blend Category (Morningstar)                       -9.48
-10.82         1.74       11.02       13.05

MidCap Growth Fund Advisors Select                               -26.74
                                             -29.42
MidCap Growth Fund Advisors Preferred                            -26.85
                                             -29.52
Invista Mid Cap Growth Composite                                 -27.69
-40.79         1.99        8.61
Russell Midcap Growth Index                                      -25.09
-45.41         1.75        9.78       12.38
Average MidCap Growth Category (Morningstar)                     -22.38
-37.09         6.01       10.31       12.60

MidCap S&P 400 Index Fund Advisors Select                        -10.81
                                              -7.87
MidCap S&P 400 Index Fund Advisors Preferred                     -10.81
                                              -7.87
Invista S&P 400 Index Composite                                   -6.94
-3.79
S&P MidCap 400 Index                                             -10.77
-6.95         8.88       16.30       16.06
Average MidCap Blend Category (Morningstar)                       -9.48
-10.82         1.74       11.02       13.05

Partners MidCap Growth Fund Advisors Select                      -29.38
                                             -32.54
Partners MidCap Growth Fund Advisors Preferred                   -29.38
                                             -32.54
Turner Midcap Growth Composite                                   -29.70
-46.07        17.53
Russell Midcap Growth Index                                      -25.09
-45.41         1.75        9.78       12.38
Average MidCap Growth Category (Morningstar)                     -22.38
-37.09         6.01       10.31       12.60

SmallCap Blend Fund Advisors Select                               -7.93
                                              -2.46
SmallCap Blend Fund Advisors Preferred                            -7.93
                                              -2.46
Invista Small Company Blend Composite                             -7.77
2.93         0.77
Russell 2000 Index                                                -6.50
-15.33        -0.89        7.76       11.81
Average SmallCap Blend Category (Morningstar)                     -4.94
-0.73         2.13       10.81       13.01

PERFORMANCE RESULTS - AGGRESSIVE FUNDS

Annual Performance

(year ended December 31)
                                                               2000        1999
       1998        1997         1996         1995

MidCap Blend Fund Advisors Select
MidCap Blend Fund Advisors Preferred
Invista Mid Cap Core Composite                                13.49       12.37
       4.72       24.95        18.66        33.39
S&P MidCap 400 Index                                          17.51       14.72
      19.11       32.25        19.18        30.92
Average MidCap Blend Category (Morningstar)                    3.37       18.70
       6.77       26.45        20.44        28.71

Partners MidCap Blend Fund Advisors Select
Partners MidCap Blend Fund Advisors Preferred
Morgan Stanley MidCap Blend Composite                         11.74       19.99
      15.78       39.58        40.77        32.71
S&P MidCap 400 Index                                          17.51       14.72
      19.11       32.25        19.18        30.92
Average MidCap Blend Category (Morningstar)                    3.37       18.70
       6.77       26.45        20.44        28.71

MidCap Growth Fund Advisors Select
MidCap Growth Fund Advisors Preferred
Invista Mid Cap Growth Composite                              -4.81       69.96
       2.48       26.15        13.40
Russell Midcap Growth Index                                  -11.74       51.29
      17.86       22.54        17.48        33.98
Average MidCap Growth Category (Morningstar)                  -6.90       63.90
      17.51       17.05        16.99        34.79

MidCap S&P 400 Index Fund Advisors Select
MidCap S&P 400 Index Fund Advisors Preferred
Invista S&P 400 Index Composite                               16.41
S&P MidCap 400 Index                                          17.51       14.72
      19.11       32.25        19.20        30.95
Average MidCap Blend Category (Morningstar)                    3.37       18.70
       6.77       26.45        20.44        28.71

Partners MidCap Growth Fund Advisors Select
Partners MidCap Growth Fund Advisors Preferred
Turner Midcap Growth Composite                                -8.10      126.09
      26.33       41.77        18.25
Russell Midcap Growth Index                                  -11.74       51.29
      17.86       22.54        17.48        33.98
Average MidCap Growth Category (Morningstar)                  -6.90       63.90
      17.51       17.05        16.99        34.79

SmallCap Blend Fund Advisors Select
SmallCap Blend Fund Advisors Preferred
Invista Small Company Blend Composite                         19.86       12.50
     -11.27       15.89
Russell 2000 Index                                            -3.02       21.26
      -2.55       22.36        16.50        28.45
Average SmallCap Blend Category (Morningstar)                 12.84       18.18
      -3.64       26.12        19.66        25.51

PERFORMANCE RESULTS - AGGRESSIVE FUNDS


     Annual Performance

 (year ended December 31)
                                                               1994         1993
       1992         1991
MidCap Blend Fund Advisors Select
MidCap Blend Fund Advisors Preferred
Invista Mid Cap Core Composite                                  5.46
-0.26        9.01
S&P MidCap 400 Index                                           -3.59
13.93       11.90        50.07
Average MidCap Blend Category (Morningstar)                    -1.61
14.50       14.93        36.20

Partners MidCap Blend Fund Advisors Select
Partners MidCap Blend Fund Advisors Preferred
Morgan Stanley MidCap Blend Composite
S&P MidCap 400 Index                                           -3.59
13.93       11.90        50.07
Average MidCap Blend Category (Morningstar)                    -1.61
14.50       14.93        36.20

MidCap Growth Fund Advisors Select
MidCap Growth Fund Advisors Preferred
Invista Mid Cap Growth Composite
Russell Midcap Growth Index                                    -2.16
11.19        8.71        47.03
Average MidCap Growth Category (Morningstar)                   -1.03
15.64        9.03        50.97

MidCap S&P 400 Index Fund Advisors Select
MidCap S&P 400 Index Fund Advisors Preferred
Invista S&P 400 Index Composite
S&P MidCap 400 Index                                           -3.58
13.95       11.91        50.10
Average MidCap Blend Category (Morningstar)                    -1.61
14.50       14.93        36.20

Partners MidCap Growth Fund Advisors Select
Partners MidCap Growth Fund Advisors Preferred
Turner Midcap Growth Composite
Russell Midcap Growth Index                                    -2.16
11.19        8.71        47.03
Average MidCap Growth Category (Morningstar)                   -1.03
15.64        9.03        50.97

SmallCap Blend Fund Advisors Select
SmallCap Blend Fund Advisors Preferred
Invista Small Company Blend Composite
Russell 2000 Index                                             -1.82
18.88       18.41        46.04
Average SmallCap Blend Category (Morningstar)                  -0.97
16.65       14.39        39.57

PERFORMANCE RESULTS - AGGRESSIVE FUNDS
                                                                        Average
Annual Performance
                                                                        (through
March 31, 2001)                    Since
                                                          YTD        1 YR
 3 YR        5 YR        10 YR    Inception
SmallCap Growth Fund Advisors Select                       -11.05
                                  -14.76
SmallCap Growth Fund Advisors Preferred                    -11.06
                                  -14.78
Invista Small Cap Growth Composite                         -11.99      -52.41
    -6.49        5.36
Russell 2000 Growth Index                                  -15.21      -39.82
    -5.22        2.51        8.03
Average SmallCap Growth Category (Morningstar)             -17.98      -32.50
     2.28        8.21       12.06

Partners SmallCap Growth Fund I Advisors Select            -24.75
                                  -21.69
Partners SmallCap Growth Fund I Advisors Preferred         -24.65
                                  -21.58
Neuberger Berman SmallCap Growth Composite                 -24.95      -55.62

Russell 2000 Growth Index                                  -15.21      -39.82
    -5.22        2.51        8.03
Average SmallCap Growth Category (Morningstar)             -17.98      -32.50
     2.28        8.21       12.06

Partners SmallCap Growth Fund II Advisors Select           -24.63
                                  -33.80
Partners SmallCap Growth Fund II Advisors Preferred        -24.63
                                  -33.80
Federated Aggressive Growth Composite                      -19.94      -65.71
    -6.99
S&P/BARRA 600 Growth Index                                 -13.15      -19.36
    -1.19        6.32
Average SmallCap Growth Category (Morningstar)             -17.98      -32.50
     2.28        8.21       12.06

SmallCap S&P 600 Index Fund Advisors Select                 -6.62
                                  -0.16
SmallCap S&P 600 Index Fund Advisors Preferred              -6.53
                                  -0.07
Invista Small Cap S&P 600 Index Composite                  -10.78       -6.99

S&P SmallCap 600 Index                                      -6.57       -1.28
     1.42       10.80       13.91
Average SmallCap Blend Category (Morningstar)               -4.94       -0.73
     2.13       10.81       13.01

SmallCap Value Fund Advisors Select                         -2.41
                                   4.00
SmallCap Value Fund Advisors Preferred                      -2.41
                                   4.00
Invista Small Cap Value Composite                           -2.33        9.31
    -5.07        7.79
Russell 2000 Value Index                                     0.97       19.44
     1.80       11.85       14.81
Average SmallCap Value Category (Morningstar)                0.76       13.27
     0.83       11.23       12.75

Partners SmallCap Value Fund Advisors Select
                                  -2.50
Partners SmallCap Value Fund Advisors Preferred
                                  -2.50
Ark Asset Small Cap Value Composite                          1.00       19.50
     1.80       11.90
Russell 2000 Value Index                                     0.97       19.44
     1.80       11.85       14.81
Average SmallCap Value Category (Morningstar)                0.76       13.27
     0.83       11.23       12.75

PERFORMANCE RESULTS - AGGRESSIVE FUNDS

Annual Performance

(year ended December 31)
                                                                       2000
  1999         1998        1997         1996
SmallCap Growth Fund Advisors Select
SmallCap Growth Fund Advisors Preferred
Invista Small Cap Growth Composite                                    -33.86
  66.37        -2.47       34.77        14.19
Russell 2000 Growth Index                                             -22.43
  43.09         1.23       12.95        11.26
Average SmallCap Growth Category (Morningstar)                         -5.71
  61.45         4.49       18.19        19.99

Partners SmallCap Growth Fund I Advisors Select
Partners SmallCap Growth Fund I Advisors Preferred
Neuberger Berman SmallCap Growth Composite                            -28.36
 134.28
Russell 2000 Growth Index                                             -22.43
   1.23        12.95       11.26        31.04
Average SmallCap Growth Category (Morningstar)                         -5.71
  61.45         4.49       18.19        19.99

Partners SmallCap Growth Fund II Advisors Select
Partners SmallCap Growth Fund II Advisors Preferred
Federated Aggressive Growth Composite                                 -51.02
 111.60         8.08       30.06
S&P/BARRA 600 Growth Index                                              0.57
  19.57         2.29       15.67        16.09
Average SmallCap Growth Category (Morningstar)                         -5.71
  61.45         4.49       18.19        19.99

SmallCap S&P 600 Index Fund Advisors Select
SmallCap S&P 600 Index Fund Advisors Preferred
Invista Small Cap S&P 600 Index Composite                              10.17
S&P SmallCap 600 Index                                                 11.80
  12.40        -1.31       25.58        21.32
Average SmallCap Blend Category (Morningstar)                          12.84
  18.18        -3.64       26.12        19.66

SmallCap Value Fund Advisors Select
SmallCap Value Fund Advisors Preferred
Invista Small Cap Value Composite                                      12.05
  -8.92        -6.03       33.65        26.44
Russell 2000 Value Index                                               22.83
  -1.49        -6.45       31.78        21.37
Average SmallCap Value Category (Morningstar)                          16.98
   4.49        -6.99       30.04        25.53

Partners SmallCap Value Fund Advisors Select
Partners SmallCap Value Fund Advisors Preferred
Ark Asset Small Cap Value Composite                                    33.67
   6.05        -1.89       32.41        24.03
Russell 2000 Value Index                                               22.83
  -1.49        -6.45       31.78        21.37
Average SmallCap Value Category (Morningstar)                          16.98
   4.49        -6.99       30.04        25.53

PERFORMANCE RESULTS - AGGRESSIVE FUNDS


     Annual Performance

 (year ended December 31)
                                                                           1995
      1994         1993        1992         1991
SmallCap Growth Fund Advisors Select
SmallCap Growth Fund Advisors Preferred
Invista Small Cap Growth Composite
Russell 2000 Growth Index
31.04       -2.43        13.36        7.77        51.19
Average SmallCap Growth Category (Morningstar)
35.44       -0.28        16.70       11.99        53.64

Partners SmallCap Growth Fund I Advisors Select
Partners SmallCap Growth Fund I Advisors Preferred
Neuberger Berman SmallCap Growth Composite
Russell 2000 Growth Index
-2.43       13.36         7.77       51.19       -17.14
Average SmallCap Growth Category (Morningstar)
35.44       -0.28        16.70       11.99        53.64

Partners SmallCap Growth Fund II Advisors Select
Partners SmallCap Growth Fund II Advisors Preferred
Federated Aggressive Growth Composite
S&P/BARRA 600 Growth Index
29.07       -5.47
Average SmallCap Growth Category (Morningstar)
35.44       -0.28        16.70       11.99        53.64

SmallCap S&P 600 Index Fund Advisors Select
SmallCap S&P 600 Index Fund Advisors Preferred
Invista Small Cap S&P 600 Index Composite
S&P SmallCap 600 Index
29.97       -4.77        18.78       21.04        48.49
Average SmallCap Blend Category (Morningstar)
25.51       -0.97        16.65       14.39        39.57

SmallCap Value Fund Advisors Select
SmallCap Value Fund Advisors Preferred
Invista Small Cap Value Composite
Russell 2000 Value Index
25.75       -1.27        23.84       29.14        41.70
Average SmallCap Value Category (Morningstar)
25.13       -0.81        16.72       20.29        37.19

Partners SmallCap Value Fund Advisors Select
Partners SmallCap Value Fund Advisors Preferred
Ark Asset Small Cap Value Composite
33.78
Russell 2000 Value Index
25.75       -1.27        23.84       29.14        41.70
Average SmallCap Value Category (Morningstar)
25.13       -0.81        16.72       20.29        37.19

PERFORMANCE RESULTS - AGGRESSIVE FUNDS
                                                                        Average
Annual Performance

(through March 31, 2001)                         Since
                                                               YTD        1 YR
      3 YR        5 YR        10 YR    Inception
Technology Fund Advisors Select                                 -26.62
                                       -35.76
Technology Fund Advisors Preferred                              -26.51
                                       -35.66
BT Technology Composite                                         -26.62
MSCI Global Technology and Telecommunications Index             -21.98

Average Technology Category (Morningstar)                       -34.82
-61.64        10.07       14.20      19.42

PERFORMANCE RESULTS - AGGRESSIVE FUNDS
                                                                          Annual
Performance
                                                                        (year
ended December 31)
                                                            2000        1999
    1998        1997         1996         1995
Technology Fund Advisors Select
Technology Fund Advisors Preferred
BT Technology Composite
MSCI Global Technology and Telecommunications Index        -42.13
Average Technology Category (Morningstar)                  -33.13      136.50
    52.41        9.58        20.31        42.89

PERFORMANCE RESULTS - AGGRESSIVE FUNDS


     Annual Performance

 (year ended December 31)
                                                           1994         1993
   1992         1991
Technology Fund Advisors Select
Technology Fund Advisors Preferred
BT Technology Composite
MSCI Global Technology and Telecommunications Index
Average Technology Category (Morningstar)                  13.18        24.07
   13.03        46.92

PERFORMANCE RESULTS - DYNAMIC FUNDS
                                                                  Average Annual
Performance
                                                                  (through March
31, 2001)                                 Since
                                                                    YTD
1 YR         3 YR        5 YR     10 YR    Inception
European Fund Advisors Select                                     -16.62
                                         -12.86
European Fund Advisors Preferred                                  -16.62
                                         -12.86
BT European Composite                                             -17.20
-31.08        0.06        14.73
MSCI Europe (15) Index ND                                         -15.53
-22.68       -1.42        10.75       11.07
Average Europe Category (Morningstar)                             -16.38
-27.12       -0.86         9.22        9.88

International Emerging Markets Fund
Advisors Select                                                    -7.85
                                         -8.85
International Emerging Markets Fund
Advisors Preferred                                                 -7.75
                                         -8.75
Invista International Emerging Markets Equity Composite            -7.48
-37.62       -6.04         1.87
MSCI   Emerging Markets Free ID                                    -6.19
-37.30      -10.45        -8.37
Average Diversified Emerging Market Category (Morningstar)         -6.72
-37.84       -8.58        -4.96        0.19

International Fund I Advisors Select                              -17.33
                                         -14.28
International Fund I Advisors Preferred                           -17.14
                                         -14.08
Invista International Broad Markets Composite                     -17.51
-26.50       -2.30         6.83       10.32
MSCI EAFE (Europe, Australia, Far East) Index ND                  -13.73
-25.88       -0.56         3.43        5.90
Average Foreign Category (Morningstar)                            -14.31
-28.67        0.51         5.47        7.23

International Fund II Advisors Select                             -15.00
                                         -15.34
International Fund II Advisors Preferred                          -14.91
                                         -15.24
BT International Composite                                        -15.00
MSCI EAFE (Europe, Australia, Far East) Index ND                  -13.73
-25.88       -0.56         3.43        5.90
Average Foreign Category (Morningstar)                            -14.31
-28.67        0.51         5.47        7.23

International SmallCap Fund Advisors Select                       -17.08
                                         -15.95
International SmallCap Fund Advisors Preferred                    -16.99
                                         -15.86
Invista International Small Cap Equity Composite                  -16.80
-36.54        8.59        18.11
Salomon Smith Barney DISC                                          -8.32
-18.38       -1.46        -1.04        2.91
Average Foreign Category (Morningstar)                            -14.31
-28.67        0.51         5.47        7.23

Pacific Basin Fund Advisors Select                                 -9.32
                                         -18.42
Pacific Basin Fund Advisors Preferred                              -9.32
                                         -18.42
BT Pacific Basin Composite                                         -8.42
-36.65       14.06
MSCI Pacific Free Index ND                                         -9.23
-32.32        1.78        -6.20       -0.35
Average Diversified Pacific/Asia Category (Morningstar)            -9.39
-40.27        0.65        -5.99        3.94

PERFORMANCE RESULTS - DYNAMIC FUNDS
                                                                   Annual
Performance
                                                                  (year ended
December 31)
                                                             2000         1999
     1998         1997        1996         1995
European Fund Advisors Select
European Fund Advisors Preferred
BT European Composite                                      -15.51        33.95
    30.86        26.33       41.31         9.36
MSCI Europe (15) Index ND                                   -8.39        15.89
    28.53        23.80       21.09        21.62
Average Europe Category (Morningstar)                       -6.58        26.11
    21.56        18.42       24.99        16.26

International Emerging Markets Fund
Advisors Select
International Emerging Markets Fund
Advisors Preferred
Invista International Emerging Markets Equity Composite    -28.63        63.25
   -17.59        11.38       25.57         7.46
MSCI - Emerging Markets Free ID                            -31.86        63.70
   -27.52       -13.41        3.92        -6.95
Average Diversified Emerging Market Category (Morningstar) -31.11        71.86
   -27.03        -3.68       13.35        -3.45

International Fund I Advisors Select
International Fund I Advisors Preferred
Invista International Broad Markets Composite               -7.57        25.78
    10.47        12.43       24.54        14.07
MSCI EAFE (Europe, Australia, Far East) Index ND           -14.17        26.96
    20.00         1.78        6.05        11.21
Average Foreign Category (Morningstar)                     -15.66        44.49
    13.00         5.43       12.39         9.82

International Fund II Advisors Select
International Fund II Advisors Preferred
BT International Composite
MSCI EAFE (Europe, Australia, Far East) Index ND           -14.17        26.96
    20.00         1.78        6.05        11.21
Average Foreign Category (Morningstar)                     -15.66        44.49
    13.00         5.43       12.39         9.82

International SmallCap Fund Advisors Select
International SmallCap Fund Advisors Preferred
Invista International Small Cap Equity Composite           -11.70        86.79
    13.24        15.62       40.53         3.61
Salomon Smith Barney DISC                                   -8.34        25.25
     5.92       -16.82        8.79         5.41
Average Foreign Category (Morningstar)                     -15.66        44.49
    13.00         5.43       12.39         9.82

Pacific Basin Fund Advisors Select
Pacific Basin Fund Advisors Preferred
BT Pacific Basin Composite                                 -31.01       132.40
     7.35       -27.91
MSCI Pacific Free Index ND                                 -25.78        56.65
     2.72       -25.87       -8.30         2.95
Average Diversified Pacific/Asia Category (Morningstar)    -35.75        92.50
    -5.91       -27.90        4.02         2.39

PERFORMANCE RESULTS - DYNAMIC FUNDS

 Annual Performance

(year ended December 31)
                                                            1994         1993
    1992         1991
European Fund Advisors Select
European Fund Advisors Preferred
BT European Composite                                       8.49        43.12
MSCI Europe (15) Index ND                                   2.28        29.28
   -4.71        13.11
Average Europe Category (Morningstar)                       2.52        28.15
   -6.82         7.47

International Emerging Markets Fund
Advisors Select
International Emerging Markets Fund
Advisors Preferred
Invista International Emerging Markets Equity Composite
MSCI - Emerging Markets Free ID                            -8.67        71.26
Average Diversified Emerging Market Category (Morningstar) -9.27        73.26
    0.26        18.10

International Fund I Advisors Select
International Fund I Advisors Preferred
Invista International Broad Markets Composite              -2.38        44.82
    2.73        16.82
MSCI EAFE (Europe, Australia, Far East) Index ND            7.78        32.56
  -12.17        12.13
Average Foreign Category (Morningstar)                     -0.40        36.71
   -4.54        13.07

International Fund II Advisors Select
International Fund II Advisors Preferred
BT International Composite
MSCI EAFE (Europe, Australia, Far East) Index ND            7.78        32.56
  -12.17        12.13
Average Foreign Category (Morningstar)                     -0.40        36.71
   -4.54        13.07

International SmallCap Fund Advisors Select
International SmallCap Fund Advisors Preferred
Invista International Small Cap Equity Composite
Salomon Smith Barney DISC                                   7.07        35.26
  -13.02         8.08
Average Foreign Category (Morningstar)                     -0.40        36.71
   -4.54        13.07

Pacific Basin Fund Advisors Select
Pacific Basin Fund Advisors Preferred
BT Pacific Basin Composite
MSCI Pacific Free Index ND                                 12.76        36.21
  -18.56        11.46
Average Diversified Pacific/Asia Category (Morningstar)    -5.49        59.02
   -3.03        15.05

                         IMPORTANT NOTES TO THE APPENDIX

     Lehman Brothers Aggregate Bond Index represents securities that are U.S. domestic, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis.

     Lehman Brothers Long Term Gov't./Corporate Bond Index is composed of all bonds covered by the Lehman Brothers Government/Corporate Bond Index with maturities of 10 years or greater. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization.

     Lehman Brothers Mortgage Backed Securities Index is composed of all fixed-rate, securitized mortgage pools by GNMA, FNMA, and the FHLMC, including GNMA Graduated Payment Mortgages. The minimum principal amount required for inclusion is $50 million. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization.

     Lehman Brothers Mutual Fund 1-5 Government/Credit Index is composed of treasury notes, agencies, and credits rated BBB or better, and with maturities of 1 year or greater and 5 years or less. It is a rolling mix of issues, as new issues are added and issues becoming less than 1 year to maturity are deleted.

     Morgan Stanley Capital International EMF (Emerging Markets Free) Index capitalization weighted and consists of stocks from 26 countries. These countries include: Argentina, Brazil, Chile, China Free, Columbia, Czech Republic, Greece, Hungary, India, Indonesia Free, Israel, Jordan, Korea at 50%, Malaysia Free, Mexico Free, Pakistan, Peru, Philippines Free, Poland, Portugal, South Africa, Sri Lanka, Taiwan at 50%, Thailand Free, Turkey and Venezuela.

     Morgan Stanley Capital International (MSCI) Europe (15) Index is a capitalization-weighted index. The index is designed to track the broader MSCI EMU Benchmark containing stocks in ten EMU member countries.

     Morgan Stanley Capital International (MSCI) Pacific Free Index is a market capitalization-weighted index representing all of the Morgan Stanley Capital International developed markets in the Pacific. It comprises six of the twenty-two countries that are included in the Morgan Stanley Capital International World. This index is created by aggregating the six different country indexes, all of which are created separately. This index is calculated with gross dividends reinvested. The countries represented by this index are: Australia, Hong Kong, Japan, Malaysia, New Zealand and Singapore. The "Free" aspect indicates that this index includes only securities that are allowed to be purchased by global investors.

     Morgan Stanley Capital International (MSCI) Global Technology and Telecommunications Index is an index composed of the developed markets countries in the MSCI World Index. Within these countries, only those securities which are included in the Information Technology and Telecommunication Services sectors according to the MSCI Global Industry Classification Standard are included in the index.

     Morgan Stanley REIT Index is a total-return index comprised of the most actively traded real estate investment trusts, and is designed to be a measure of real estate equity performance.

     Morgan Stanley Capital International (MSCI) EAFE (Europe, Australia, Far
     East) Index is a stock index designed to measure the investment returns of developed economies outside of North America.

     Russell 1000 Growth Index is an index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

     Russell 1000 Value Index is an index that measures the performance of those Russell 1000 companies with lower price to book ratios and lower forecasted growth values.

     Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

     Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. As of the latest reconstitution, the average market capitalization was approximately $580 million; the median market capitalization was approximately $466 million. The largest company in the index had an approximate market capitalization of $1.5 billion.

     Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

     Russell Midcap Growth Index measures the performance of those Russell MidCap companies with lower price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Value index.

     Russell Midcap Value Index is an index that measures the performance of those Russell Midcap companies with lower price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Value index.

     S&P 500 Index is a market capitalization-weighted index of 500 widely held stocks often used as a proxy for the stock market. It measures the movement of the largest issues. Standard & Poor's chooses the member companies for the 500 based on market size, liquidity and industry group representation. Included are the stocks of industrial, financial, utility and transportation companies.

     S&P/BARRA MidCap 400 Value Index is a market capitalization-weighted index of all the stocks in the S&P 400 that have low price-to-book ratios. The index is rebalanced semi-annually on January 1 and July 1.

     S&P/BARRA 500 Growth Index is a market capitalization-weighted index of all the stocks in the S&P 500 that have high price-to-book ratios. It is designed so that approximately 50% of the SPX market capitalization is in the Growth Index.

     S&P/BARRA 500 Value Index is a market capitalization-weighted index of the stocks in the S&P 500 Index having the highest book to price ratios. The index consists of approximately half of the S&P 500 on a market capitalization basis.

     S&P/BARRA 600 Growth Index is a market capitalization-weighted index of the stocks in the S&P SmallCap 600 Index having the lowest book to price ratios. The index consists of approximately half of the S&P SmallCap 600 on a market capitalization basis.

     S&P MidCap 400 Index includes approximately 10% of the capitalization of U.S. equity securities. These are comprised of stocks in the middle capitalization range. Any mid-sized stocks already included in the S&P 500 are excluded from this index.

     S&P SmallCap 600 Index consists of 600 domestic stocks chosen for market size, liquidity and industry group representation. It is a market weighted index (stock price x shares outstanding), with each stock affecting the index in proportion to its market value.

     Salomon Smith Barney DISC Index consists of companies that are generally larger than those in Salomon Smith Barney's standard small-cap indices. It contains a full complement of region, country, sector and industry indices.









                         SUPPLEMENT DATED AUGUST 3, 2001
                      TO THE PRINCIPAL INVESTORS FUND, INC.
                               J-SHARE PROSPECTUS
                               DATED JUNE 15, 2001


On page  104,  under  the  Day-to-day  Fund  Management  and  Portfolio  Manager
Experience   sections  for  the  International  II  Fund,  delete  the  name  of
Christopher Selth.



FV 208 S-1

                         PRINCIPAL INVESTORS FUND, INC.
                                 Class J Shares








              This Prospectus describes a mutual fund organized by Principal Life Insurance Company(R) (The Principal).





                         The date of this Prospectus is
                                 June 15, 2001.



   As with all mutual funds, the Securities and Exchange Commission ("SEC") has not approved or disapproved the funds securities nor has it determined that this Prospectus is accurate or complete. It is a criminal offense to represent otherwise.

                                TABLE OF CONTENTS


Fund Descriptions.......................................................4
    Stable Funds
       Capital Preservation.............................................6
       High Quality Short-Term Bond Fund................................8
       Money Market Fund...............................................10

    Conservative Funds
       Bond & Mortgage Securities Fund.................................12
       Government Securities Fund......................................14
       High Quality Intermediate-Term Bond Fund........................16
       High Quality Long-Term Bond Fund................................18

    Moderate Funds
       Balanced Fund...................................................20
       LargeCap Blend Fund.............................................22
       LargeCap Growth Fund............................................24
       LargeCap S&P 500 Index Fund.....................................26
       LargeCap Value Fund.............................................28
       MidCap Value Fund...............................................30
       Partners LargeCap Blend Fund....................................32
       Partners LargeCap Growth Fund I.................................34
       Partners LargeCap Growth Fund II................................36
       Partners LargeCap Value Fund....................................38
       Partners MidCap Value Fund......................................40

    Aggressive Funds
       MidCap Blend Fund...............................................44
       MidCap Growth Fund..............................................46
       MidCap S&P 400 Index Fund.......................................48
       Partners MidCap Blend Fund......................................50
       Partners MidCap Growth Fund.....................................52
       Partners SmallCap Growth Fund I.................................54
       Partners SmallCap Growth Fund II................................56
       Partners SmallCap Value Fund....................................58
       Real Estate Fund................................................42
       SmallCap Blend Fund.............................................60
       SmallCap Growth Fund............................................62
       SmallCap S&P 600 Index Fund.....................................64
       SmallCap Value Fund.............................................66
       Technology Fund.................................................68

    Dynamic Funds
       European Fund...................................................70
       International Emerging Markets Fund.............................72
       International Fund I............................................74
       International Fund II...........................................76
       International SmallCap Fund.....................................78
       Pacific Basin Fund..............................................80

    LifeTime Funds
       LifeTime 2010 Fund..............................................82
       LifeTime 2020 Fund..............................................84
       LifeTime 2030 Fund..............................................86
       LifeTime 2040 Fund..............................................88
       LifeTime 2050 Fund..............................................90
       LifeTime Strategic Income Fund..................................92

General Information
       The Costs of Investing..........................................82
       Certain Investment Strategies and Related Risks.................82
       Management, Organization and Capital Structure..................87
       Shareholder Information.........................................89
       Fund Account Information........................................94
       Financial Highlights............................................

Appendix A.............................................................97

The Principal Investors Funds have been divided into risk categories. The working definition of each category is shown below:

Stable
Investment options that historically have had lower earnings over longer periods of time and have not changed much in value over short periods of time as compared to the other categories. Examples are money market, some short-term bond and stable value investment options.

Conservative
Investments, including government securities, mortgage-backed securities, and corporate bonds, that change in value as interest rates change. They are generally less volatile than stocks.

Moderate
In general, these are stocks of large U.S. companies. In the past, they have been more volatile than corporate and government bonds. Balanced investments (that include both stocks and bonds) are also considered to be moderate investment options.

Aggressive
Although there are exceptions, these investments are generally stocks of small and medium-size U.S. companies. These investments can change in value very quickly over short time periods.

Dynamic
In general, theses are stocks of foreign companies. These investments have additional risks associated with foreign investing, such as currency risk, and can change in value very quickly over short-term periods.

LifeTime
The LifeTime Funds invest in a combination of Principal Investors Funds (the underlying funds). Each LifeTime Fund may invest in the equity, fixed-income and money market funds and allocates its assets among the underlying funds according to an asset allocation strategy. The LifeTime Strategic Income Fund is designed for investors already in retirement. Each of the other LifeTime Funds seek to become increasingly conservative as the Fund approaches its target retirement date.
      For example: The LifeTime 2030 Fund, with a target retirement year that is nearly 30 years away, has a relatively aggressive target asset allocation. The LifeTime 2010 Fund, with a target retirement year that is less than ten years away, has a relatively conservative target asset allocation.

FUND DESCRIPTIONS


Principal Investors Fund, Inc. is comprised of many investment portfolios ("Funds"). Principal Management Corporation,* the "Manager" of each of the Funds, seeks to provide a broad range of investment approaches through the Principal Investors Fund.

The Manager has selected a Sub-Advisor for each Fund based on the Sub-Advisor's experience with the investment strategy for which it was selected. The Sub-Advisor for each Fund is shown with the Fund's description on the following pages. The Sub-Advisors are:

   Alliance Capital Management L.P. through its                   Federated
Investment Management Company ("Federated")
     Bernstein Investment Research and Management                 Invista
Capital Management, LLC(R)("Invista")*
     unit ("Bernstein")                                           Morgan Stanley
Asset Management ("Morgan Stanley")
   American Century Investment Management, Inc.                   Neuberger
Berman Management Inc. ("Neuberger Berman")
     ("American Century")                                         Principal
Capital Income Investors, LLC ("PCII")*
   Ark Asset Management Co., Inc. ("Ark Asset")                   Principal
Capital Real Estate Investors, LLC ("PCREI")*
   BT Funds Management (International) Limited ("BT")*            Turner
Investment Partners, Inc. ("Turner")


Class J shares of each of these Funds are available through this Prospectus. This class is currently available only through:

o registered representatives of Princor Financial Services Corporation ("Princor")* who are also employees of Principal Life Insurance Company (The Principal)* (These registered representatives are sales counselors of Principal Connection, a distribution channel used to directly market certain products and services of the companies of the Principal Financial Group.);
o registered representatives of Princor selling Class J shares as a result of certain plan terminations.

Class J shares are offered only:
o to individuals (and his/her spouse) who receive lump sum distributions from terminating retirement or employee welfare benefit plans sponsored by The Principal;
o    to customers of Principal Connection; and
o Class J shares of the Capital Preservation Fund are offered only to fund an Individual Retirement Account (IRA), Simplified Employee Pension ("SEP") plan and Savings Incentive Match Plan for Employees ("SIMPLE").

     * Principal Management Corporation, Invista, PCII, PCREI, BT, Princor, The Principal, Principal Residential Mortgage and Principal Bank are members of the Principal Financial Group(R).


For more information about Class J shares of the Funds, please call the Connection at 1-800-247-8000, extension 411.

In the  description  for each Fund,  there is  important  information  about the
Fund's:

Primary investment strategy
This section summarizes how each Fund intends to achieve its investment objective. It identifies the Fund's primary investment strategy (including the type or types of securities in which the Fund invests) and any policy to concentrate in securities of issuers in a particular industry or group of industries.

Each Fund is designed to be a portion of an investor's portfolio. None of the Funds are intended to be a complete investment program. Investors should consider the risks of each Fund before making an investment and be prepared to maintain the investment during periods of adverse market conditions.

A description of the main risks is included with the discussion of each Fund. A full discussion of risks appears later in the Prospectus under the caption "Certain Investment Strategies and Related Risks."

Annual operating expenses
The annual operating expenses for each Fund are deducted from that Fund's assets (stated as a percentage of Fund assets). A Fund's estimated operating expenses are shown with each Fund. A discussion of the fees is found in the section of the Prospectus titled "The Costs of Investing."

The examples are intended to help investors compare the cost of investing in a particular Fund with the cost of investing in other mutual funds. The examples assume an investment of $10,000 in a Fund for the time periods indicated. The examples also assume that the investment has a 5% total return each year and that the Fund's operating expenses are the same as the estimated expenses shown. Based on these assumptions, the costs would be as shown.

Fund performance
Because the Funds are new and have not completed a full calendar year of operations, only limited performance information for the Funds is included in this Prospectus. To obtain performance information for a Fund, contact the Principal Investors Fund at www.principal.com or call 1-800-247-4123. Remember that a Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

Call the Principal Investors Fund to get the current 7-day yield for the Money Market Fund.

NOTE: No salesperson, dealer or other person is authorized to give information or make representations about a Fund other than those contained in this Prospectus. Information or representations not contained in this Prospectus may not be relied upon as having been made by the Principal Investors Fund, a Fund, the Manager or any Sub-Advisor.

CAPITAL PRESERVATION FUND
The Fund seeks a high level of current income while seeking to maintain a stable value per share.

Main Strategies
The Fund pursues its investment objective by investing in a diversified portfolio of investment grade fixed-income securities, money market instruments, futures, options and other instruments and by entering into contracts ("wrapper agreements") with financial institutions, such as banks and insurance companies. Under most circumstances and over most time periods, the combination of portfolio securities and wrapper agreements is expected to provide:
o    a constant net asset value per share, and
o a rate of return that is higher than most money market mutual funds. However, there is no guarantee that either of these goals will be achieved.

Under normal circumstances, the Fund invests at least 80% of its assets in fixed-income securities of short to intermediate term maturities rated, at the time of purchase, in one of the top four categories by S&P or Moody's or, if not rated, in the opinion of the Sub-Advisor, PCII, are of comparable quality. In the event that a particular security is downgraded after purchase, PCII will determine if it should be maintained in the portfolio or sold. Under normal circumstances, the Fund will not maintain more than 5% of its assets in non-investment grade fixed-income securities.

The rest of the Fund's assets are invested in:
o    cash or other liquid assets
o    futures contracts
o    repurchase agreements
o    swap agreements
o    options
o    when-issued securities
o    delayed delivery securities
o wrapper agreements PCII may also use certain financing techniques such as reverse repurchase agreements.

The average portfolio duration of the Fund normally ranges from 2 to 4 years. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if the portfolio duration of the Fund is three years, a change in 1% of the Fund's yield results in a change of approximately 3% in the value of the Fund's securities. The longer a security's duration, the more sensitive it is to changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.

Under unusual market or economic conditions, the Fund may invest up to 100% of its assets in cash and cash equivalents.

Main Risks
All fixed-income securities have certain risks:

o credit risk - the possibility that the issuer does not make timely payments of principle or interest;
o interest rate risk - the possibility that the price of the security fluctuates due to changing interest rates; and
o income risk - the possibility that the Fund's income will decline when its assets are reinvested when market interest rates are falling.

The value of the securities owned by the Fund fluctuates based on these risks. PCII attempts to manage the Fund's assets to minimize these risks. In addition, the Fund invests in wrapper agreements. It is expected that under normal circumstances, the value of the wrapper agreements will fluctuate in inverse proportion to the fluctuations in the value of the securities owned by the Fund. However, there is no assurance that the Fund will be able to maintain a stable value per share.


A wrapper agreement is a contract that, under specified circumstances, requires that the wrap provider maintain a stable book value on a portion of the Fund's assets. The book value of those assets is:
                          purchase price of the assets
                                      plus
 interest on those assets at a crediting rate specified in the wrapper agreement less
                     an adjustment for impaired investments.

The Fund pays premiums to purchase wrapper agreements. These costs may reduce the Fund's investment return as compared to the return on a direct investment in the securities owned by the Fund. The wrapper may not protect the Fund if:

o an issuer of a portfolio security defaults on payment of principal or interest;
o    the issuer of a wrapper agreement defaults on its obligations;
o    the Fund is not able to obtain a wrapper  agreement for all assets it owns;
     or
o the Board of Directors determines that a wrapper agreement should be valued at a lower value than would be sufficient to maintain the Fund's stable value per share.

Any of these circumstances could result in a decline in the net asset value of a share of the Fund. PCII may use various investment techniques to reduce the Fund's risks, but there is no guarantee that the strategies will work as intended.

The Fund is not a money market fund. Assets of the Fund have longer average maturities than those of a money market fund. Because a money market fund has a shorter average maturity, its yield more closely tracks current market rates than the Fund's. In a rising interest rate environment, a money market fund's yield will rise more quickly than that of the Fund. However, in a falling interest rate environment, the money market's yield may fall more quickly than the Fund's. Over the long-term, fixed-income securities such as those purchased by the Fund have historically offered higher yields than short-term investments.

The nature of the Fund's investments - particularly the wrapper agreements - is intended to stabilize the value per share. However, as with all mutual funds, the value of the Fund's shares may rise or fall. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.


Investor Profile
The Fund is designed for investors seeking preservation and stability of principal and a level of current income higher than money market funds over most time periods. It is not in itself a balanced investment plan. Class J shares of the Fund are only available to fund IRAs, SIMPLEs and SEPs.



Because the inception date of the Fund is June 2001, historical performance data is not available.

Fund Operating Expenses*

                                                    Class J

     Management Fees..............................   0.52%
     12b-1 Fees...................................   0.50
     Wrapper Agreement Premiums...................   0.12
     Other Expenses...............................   2.70

                    Total Fund Operating Expenses    3.84%
     Fee Reduction and/or Expense
       Reimbursement..............................   2.24

                                     Net Expenses    1.60%

* The Manager has contractually agreed to reduce its fees and/or pay expenses of the Fund (including up to 0.04% of the wrapper agreement premiums) for an indefinite period to insure the Total Fund Operating Expenses will not exceed 1.60%. The Manager reserves the right to be reimbursed for any waiver of its fees or expenses paid on behalf of the Fund if the Fund's expenses are less than the contractual limit. The Board of Directors may terminate this expense reimbursement arrangement at any time.


Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                       1 Year    3 Years

 Class J                 $163     $505



HIGH QUALITY SHORT-TERM BOND FUND
The Fund seeks to provide current income.

Main Strategies
The Fund invests primarily in high quality, short-term fixed-income securities with a dollar weighted average maturity of four years or less. The Fund considers the term "bond" to mean any debt security. Under normal circumstances, it invests at least 80% of its assets in:

o securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;
o debt securities of U.S. issuers rated in the three highest grades by Standard & Poor's Rating Service or Moody's Investors Service, Inc. or, if unrated, in the opinion of the Sub-Advisor, PCII, of comparable quality; and
o mortgage-backed securities representing an interest in a pool of mortgage loans.

The rest of the Fund's assets are invested in securities in the fourth highest rating category or their equivalent. Securities in the fourth highest category are "investment grade." While they are considered to have adequate capacity to pay interest and repay principal, they do have speculative characteristics. Changes in economic and other conditions are more likely to affect the ability of the issuer to make principal and interest payments than is the case with issuers of higher rated securities.

Under unusual market or economic conditions, the Fund may invest up to 100% of its assets in cash and cash equivalents.

Main Risks
The Fund may invest in corporate fixed-income securities. When interest rates fall, the price of such securities rise and when interest rates rise, the price declines. In addition, the value of the corporate debt securities held by the Fund may be affected by factors such as credit rating of the entity that issued the security and its maturity. Lower quality and longer maturity securities will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity securities.

Mortgage-backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates. This may increase the volatility of the Fund.

Under normal circumstances, the Fund maintains a dollar-weighted average maturity of not more than four years. In determining the average maturity of the Fund's assets, the maturity date of callable or prepayable securities may be adjusted to reflect PCII's judgment regarding the likelihood of the security being called or prepaid.

The average portfolio duration of the Fund normally is less than three years and is based on PCII's forecast for interest rates. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if the portfolio duration of the Fund is three years, a change of 1% in the Fund's yield results in a change of approximately 3% in the value of the Fund's securities. The longer a security's duration, the more sensitive it is to changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.

As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.


Investor Profile
The  Fund  is   generally   a  suitable   investment   for   investors   seeking
diversification by investing in a fixed-income mutual fund.

Because the inception date of Class J shares is March 2001, only limited historical performance data is available. The return for the period from March 1, 2001 through March 31, 2001 is 0.25%.

Fund Operating Expenses*

                                                    Class J

     Management Fees.............................    0.40%
     12b-1 Fees...................................   0.50
     Other Expenses...............................   2.09

                    Total Fund Operating Expenses    2.99%
     Fee Reduction and/or Expense
       Reimbursement..............................   1.64

                                     Net Expenses    1.35%

* The Manager has contractually agreed to reduce its fees and/or pay expenses of the Fund for an indefinite period to insure the Total Fund Operating
     Expenses will not exceed 1.35%. The Manager reserves the right to be reimbursed for any waiver of its fees or expenses paid on behalf of the Fund if the Fund's expenses are less than the contractual limit. The Board of Directors may terminate this expense reimbursement arrangement at any time.


Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                        1 Year     3 Years

                        $137        $428




MONEY MARKET FUND
The Fund seeks as high a level of current income as is considered consistent with preservation of principal and maintenance of liquidity.

Main Strategies
The Fund invests its assets in a portfolio of high quality, short-term money market instruments. The investments are U.S. dollar denominated securities which the Sub-Advisor, PCII, believes present minimal credit risks. At the time the Fund purchases each security, it is an "eligible security" as defined in the regulations issued under the Investment Company Act of 1940, as amended.

The Fund maintains a dollar weighted average portfolio maturity of 90 days or less. It intends to hold its investments until maturity. However, the Fund may sell a security before it matures:

o    to take advantage of market variations;
o    to generate cash to cover sales of Fund shares by its shareholders; or
o upon revised credit opinions of the security's issuer. The sale of a security by the Fund before maturity may not be in the best interest of the Fund. The Fund does have an ability to borrow money to cover the sale of Fund shares. The sale of portfolio securities is usually a taxable event.

It is the policy of the Fund to be as fully invested as possible to maximize current income. Securities in which the Fund invests include:

o securities issued or guaranteed by the U.S. Government, including treasury bills, notes and bonds;
o securities issued or guaranteed by agencies or instrumentalities of the U.S. Government. These are backed either by the full faith and credit of the U.S. Government or by the credit of the particular agency or instrumentality;
o    bank obligations including:
     o certificates of deposit which generally are negotiable certificates against funds deposited in a commercial bank; or
     o bankers acceptances which are time drafts drawn on a commercial bank, usually in connection with international commercial transactions.
o commercial paper, which is short-term promissory notes issued by U.S. or foreign corporations primarily to finance short-term credit needs;
o corporate debt consisting of notes, bonds or debentures which at the time of purchase by the Fund has 397 days or less remaining to maturity;
o repurchase agreements under which securities are purchased with an agreement by the seller to repurchase the security at the same price plus interest at a specified rate. Generally these have a short maturity (less than a week) but may also have a longer maturity; and
o taxable municipal obligations, which are short-term obligations issued or guaranteed by state and municipal issuers which generate taxable income.

Among the certificates of deposit typically held by the Fund are Eurodollar and Yankee obligations, which are issued in U.S. dollars by foreign banks and foreign branches of U.S. banks. Eurodollar and Yankee obligations have risks similar to U.S. money market instruments, such as income risk and credit risk. Other risks of Eurodollar and Yankee obligations include the possibilities that: a foreign government will not let U.S. dollar-denominated assets leave the country; the banks that issue Eurodollar obligations may not be subject to the same regulations as U.S. banks; and adverse political or economic developments will affect investments in a foreign country. Before the Fund's Sub-Advisor selects a Eurodollar or Yankee obligation, however, the foreign issuer undergoes the same credit-quality analysis and tests of financial strength as an issuer of domestic securities.

Main Risks
As with all mutual funds, the value of the Fund's assets may rise or fall. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


Investor Profile
The Fund is generally a suitable investment for investors seeking monthly dividends without incurring much principal risk.

Because the inception date of Class J shares is March 2001, only limited historical performance data is available. The return for the period from March 1, 2001 through March 31, 2001 is 0.37%.

Fund Operating Expenses*

                                                    Class J

     Management Fees.............................    0.40%
     12b-1 Fees...................................   0.50
     Other Expenses...............................   2.09

                    Total Fund Operating Expenses    2.99%
     Fee Reduction and/or Expense
       Reimbursement..............................   1.64

                                     Net Expenses    1.35%

* The Manager has contractually agreed to reduce its fees and/or pay expenses of the Fund for an indefinite period to insure the Total Fund Operating
     Expenses will not exceed 1.35%. The Manager reserves the right to be reimbursed for any waiver of its fees or expenses paid on behalf of the Fund if the Fund's expenses are less than the contractual limit. The Board of Directors may terminate this expense reimbursement arrangement at any time.

Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

           1 Year    3 Years

             $137     $428

BOND & MORTGAGE SECURITIES FUND
The Fund seeks to provide current income.

Main Strategies
The Fund invests primarily in intermediate maturity fixed-income or debt securities rated BBB or higher by Standard & Poor's Rating Service ("S&P") or Moody's Investors Service, Inc. ("Moody's"). The Fund considers the term "bond" to mean any debt security. Under normal circumstances, the Fund invests at least 75% of its assets in:

o securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;
o mortgage-backed securities representing an interest in a pool of mortgage loans;
o debt securities and taxable municipal bonds rated, at the time of purchase, in one of the top four categories by S&P or Moody's or, if not rated, in the opinion of the Sub-Advisor, PCII, of comparable quality; and
o securities issued or guaranteed by the governments of Canada (Provincial or Federal Government) or the United Kingdom payable in U.S. dollars.

The rest of the Fund's assets may be invested in:

o preferred and common stock that may be convertible (may be exchanged for a fixed number of shares of common stock of the same issuer) or may be non-convertible; or
o securities rated less than the four highest grades of S&P or Moody's but not lower than BB- (S&P) or Ba3 (Moody's) (i.e. less than investment grade).
Under unusual market or economic conditions, the Fund may invest up to 100% of its assets in cash and cash equivalents.

Main Risks
The average portfolio duration of the Fund normally varies within a three- to six-year time frame based on PCII's forecast for interest rates. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if the portfolio duration of the Fund is three years, a change of 1% in the Fund's yield results in a change of approximately 3% in the value of the Fund's securities. The longer a security's duration, the more sensitive it is to changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.

Mortgage-backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates. This may increase the volatility of the Fund.

When interest rates fall, the price of a debt security rises and when interest rates rise, the price declines. In addition, the value of securities held by the Fund may be affected by factors such as credit rating of the entity that issued the security and its maturity. Lower quality and longer maturity securities will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity securities.

Fixed-income securities that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a potentially higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies.

As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The  Fund  is   generally   a  suitable   investment   for   investors   seeking
diversification by investing in a fixed-income mutual fund.

Because the inception date of Class J shares is March 2001, only limited historical performance data is available. The return for the period from March 1, 2001 through March 31, 2001 is 0.05%.

Fund Operating Expenses*

                                                    Class J

     Management Fees.............................    0.40%
     12b-1 Fees...................................   0.50
     Other Expenses...............................   2.09

                    Total Fund Operating Expenses    2.99%
     Fee Reduction and/or Expense
       Reimbursement..............................   1.64

                                     Net Expenses    1.35%

* The Manager has contractually agreed to reduce its fees and/or pay expenses of the Fund for an indefinite period to insure the Total Fund Operating
     Expenses will not exceed 1.35%. The Manager reserves the right to be reimbursed for any waiver of its fees or expenses paid on behalf of the Fund if the Fund's expenses are less than the contractual limit. The Board of Directors may terminate this expense reimbursement arrangement at any time.

Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:


 1 Year    3 Years

   $153     $474


GOVERNMENT SECURITIES FUND
The Fund seeks to provide current income.

Main Strategies
The Fund seeks to achieve its investment objective by investing primarily (at least 65% of its assets) in securities that are issued by the U.S. Government, its agencies or instrumentalities. The Fund may invest in mortgage-backed securities representing an interest in a pool of mortgage loans. These securities are rated AAA by Standard & Poor's Corporation or Aaa by Moody's Investor Services, Inc. or, if unrated, determined by the Sub-Advisor, PCII, to be of equivalent quality.

The Fund relies on the professional judgment of PCII to make decisions about the Fund's portfolio securities. The basic investment philosophy of PCII is to seek undervalued securities that represent good long-term investment opportunities. Securities may be sold when PCII believes they no longer represent good long-term value.

The Fund may also hold cash and cash equivalents. The size of the Fund's cash position depends on various factors, including market conditions and purchases and redemptions of Fund shares. A large cash position could impact the ability of the Fund to achieve its objective but it also would reduce the Fund's exposure in the event of a market downturn and provide liquidity to make additional investments or to meet redemptions.

Main Risks
U.S. Government securities do not involve the degree of credit risk associated with investments in lower quality fixed-income securities. As a result, the yields available from U.S. Government securities are generally lower than the yields available from many other fixed-income securities. Like other fixed-income securities, the values of U.S. Government securities change as interest rates fluctuate. Fluctuations in the value of the Fund's securities do not affect interest income on securities already held by the Fund, but are reflected in the Fund's price per share. Since the magnitude of these fluctuations generally is greater at times when the Fund's average maturity is longer, under certain market conditions the Fund may invest in short-term investments yielding lower current income rather than investing in higher yielding longer term securities.

Mortgage-backed securities are subject to prepayment risk. Prepayments, unscheduled principal payments, may result from voluntary prepayment, refinancing or foreclosure of the underlying mortgage. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates and potentially increasing the volatility of the fund.

In addition, prepayments may cause losses on securities purchased at a premium (dollar amount by which the price of the bond exceeds its face value). At times, mortgage-backed securities may have higher than market interest rates and are purchased at a premium. Unscheduled prepayments are made at par and cause the Fund to experience a loss of some or all of the premium.

Although some of the securities the Fund purchases are backed by the U.S. government and its agencies, shares of the Fund are not guaranteed. When interest rates fall, the value of the Fund's shares rises, and when rates rise, the value declines. Because of the fluctuation in values of the Fund's shares, if shares are sold when their value is less than the price paid, the investor will lose money.

Investor Profile
The  Fund  is   generally   a  suitable   investment   for   investors   seeking
diversification by investing in a fixed-income mutual fund.

Because the inception date of Class J shares is March 2001, only limited historical performance data is available. The return for the period from March 1, 2001 through March 31, 2001 is 0.05%.

Fund Operating Expenses*

                                                    Class J

     Management Fees.............................    0.40%
     12b-1 Fees...................................   0.50
     Other Expenses...............................   2.09

                    Total Fund Operating Expenses    2.99%
     Fee Reduction and/or Expense
       Reimbursement..............................   1.64

                                     Net Expenses    1.35%

* The Manager has contractually agreed to reduce its fees and/or pay expenses of the Fund for an indefinite period to insure the Total Fund Operating
     Expenses will not exceed 1.35%. The Manager reserves the right to be reimbursed for any waiver of its fees or expenses paid on behalf of the Fund if the Fund's expenses are less than the contractual limit. The Board of Directors may terminate this expense reimbursement arrangement at any time.

Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:


  1 Year    3 Years

    $137     $428


HIGH  QUALITY  INTERMEDIATE-TERM  BOND FUND
The Fund  seeks to  provide  current income.

Main Strategies
The Fund invests primarily in intermediate term fixed-income securities rated A or higher by Standard & Poor's Rating Service ("S&P") or Moody's Investors Service, Inc. ("Moody's"). The Fund considers the term "bond" to mean any debt security. Under normal circumstances, the Fund invests at least 80% of its assets in:

o securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;
o mortgage-backed securities representing an interest in a pool of mortgage loans;
o debt securities and taxable municipal bonds rated, at the time of purchase, in one of the top three categories by S&P or Moody's or, if not rated, in the opinion of the Sub-Advisor, PCII, of comparable quality; and
o securities issued or guaranteed by the governments of Canada (Provincial or Federal Government) or the United Kingdom payable in U.S. dollars.

The rest of the Fund's assets may be invested in:

o common stock and preferred stock that may be convertible (may be exchanged for a fixed number of shares of common stock of the same issuer) or may be non-convertible; or
o securities rated less than the three highest grades of S&P or Moody's but not lower than BBB- (S&P) or BAA3 (Moody's) (i.e. less than investment grade). Under unusual market or economic conditions, the Fund may invest up to 100% of its assets in cash and cash equivalents.

Main Risks
The average portfolio duration of the Fund normally varies within a three- to six-year time frame based on PCII's forecast for interest rates. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if the portfolio duration of the Fund is three years, a change of 1% in the Fund's yield results in a change of approximately 3% in the value of the Fund's securities. The longer a security's duration, the more sensitive it is to changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.

Although some of the securities the Fund purchases are backed by the U.S. government and its agencies, shares of the Fund are not guaranteed. The values of U.S. Government securities change as interest rates fluctuate. Fluctuations in the value of the Fund's securities do not affect interest income on securities already held by the Fund, but are reflected in the Fund's price per share.

Mortgage-backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest. This may increase the volatility of the Fund.

When interest rates fall, the price of a bond rises and when interest rates rise, the price declines. In addition, the value of securities held by the Fund may be affected by factors such as credit rating of the entity that issued the bond and effective maturities of the bond. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds.

As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The  Fund  is   generally   a  suitable   investment   for   investors   seeking
diversification by investing in a fixed-income mutual fund.

Because the inception date of Class J shares is March 2001, only limited historical performance data is available. The return for the period from March 1, 2001 through March 31, 2001 is -0.05%.

Fund Operating Expenses*

                                                    Class J

     Management Fees.............................    0.40%
     12b-1 Fees...................................   0.50
     Other Expenses...............................   2.09

                    Total Fund Operating Expenses    2.99%
     Fee Reduction and/or Expense
       Reimbursement..............................   1.64

                                     Net Expenses    1.35%

* The Manager has contractually agreed to reduce its fees and/or pay expenses of the Fund for an indefinite period to insure the Total Fund Operating
     Expenses will not exceed 1.35%. The Manager reserves the right to be reimbursed for any waiver of its fees or expenses paid on behalf of the Fund if the Fund's expenses are less than the contractual limit. The Board of Directors may terminate this expense reimbursement arrangement at any time.


Examples
The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:


 1 Year    3 Years

   $137     $428


HIGH QUALITY LONG-TERM BOND FUND
The Fund seeks to provide current income.

Main Strategies
The Fund invests primarily in long-term fixed-income securities rated A or higher by Standard & Poor's Rating Service ("S&P") or Moody's Investors Service, Inc. ("Moody's"). The Fund considers the term "bond" to mean any debt security. Under normal circumstances, the Fund invests at least 75% of its assets in:

o securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;
o mortgage-backed securities representing an interest in a pool of mortgage loans;
o debt securities and taxable municipal bonds rated, at the time of purchase, in one of the top three categories by S&P or Moody's or, if not rated, in the opinion of the Sub-Advisor, PCII, of comparable quality; and
o securities issued or guaranteed by the governments of Canada (Provincial or Federal Government) or the United Kingdom payable in U.S. dollars.

The rest of the Fund's assets may be invested in:

o common stock and preferred stock that may be convertible (may be exchanged for a fixed number of shares of common stock of the same issuer) or may be non-convertible; or
o securities rated less than the three highest grades of S&P or Moody's but not lower than BBB- (S&P) or BAA3 (Moody's) (i.e., less than investment grade). Under unusual market or economic conditions, the Fund may invest up to 100% of its assets in cash and cash equivalents.

Main Risks
The average portfolio duration of the Fund normally is greater than six years and is based on PCII's forecast for interest rates. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if the portfolio duration of the Fund is six years, a change of 1% in the Fund's yield results in a change of approximately 6% in the value of the Fund's securities. The longer a security's duration, the more sensitive it is to changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.

Although some of the securities the Fund purchases are backed by the U.S. government and its agencies, shares of the Fund are not guaranteed. The values of U.S. Government securities change as interest rates fluctuate. Fluctuations in the value of the Fund's securities do not affect interest income on securities already held by the Fund, but are reflected in the Fund's price per share.

When interest rates fall, the price of a bond rises and when interest rates rise, the price declines. In addition, the value of securities held by the Fund may be affected by factors such as credit rating of the entity that issued the bond and effective maturities of the bond. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds.

As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The  Fund  is   generally   a  suitable   investment   for   investors   seeking
diversification by investing in a fixed-income mutual fund.

Because the inception date of Class J shares is March 2001, only limited historical performance data is available. The return for the period from March 1, 2001 through March 31, 2001 is -0.73%.

Fund Operating Expenses*

                                                    Class J

     Management Fees.............................    0.40%
     12b-1 Fees...................................   0.50
     Other Expenses...............................   2.09

                    Total Fund Operating Expenses    2.99%
     Fee Reduction and/or Expense
       Reimbursement..............................   1.64

                                     Net Expenses    1.35%

* The Manager has contractually agreed to reduce its fees and/or pay expenses of the Fund for an indefinite period to insure the Total Fund Operating
     Expenses will not exceed 1.35%. The Manager reserves the right to be reimbursed for any waiver of its fees or expenses paid on behalf of the Fund if the Fund's expenses are less than the contractual limit. The Board of Directors may terminate this expense reimbursement arrangement at any time.

Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

1 Year    3 Years

  $137     $428


BALANCED FUND
The Fund seeks to generate a total return consisting of current income and long-term growth of capital.

Main Strategies
The Fund seeks growth of capital and current income by investing primarily in common stocks and corporate bonds. It may also invest in other equity securities, government bonds and notes (obligations of the U.S. government or its agencies or instrumentalities) and cash. Though the percentages in each category are not fixed, common stocks generally represent 40% to 70% of the Fund's assets. The remainder of the Fund's assets is invested in bonds and cash.

Invista serves as Sub-Advisor for the portion of the Fund's portfolio that is invested in equity securities. In making its selection Invista looks for companies that have predictable earnings and which, based on growth prospects, it believes are undervalued in the marketplace. Invista buys stocks with the objective of long-term capital appreciation. From time to time, Invista purchases stocks with the expectation of price appreciation over the short-term. In response to changes in economic conditions, Invista may change the make-up of the portfolio and emphasize different market sectors by buying and selling the portfolio's stocks. The Fund may invest up to 25% of its assets in securities of foreign companies.

PCII serves as Sub-Advisor for the portion of the Fund's portfolio that is invested in fixed-income securities. Fixed-income securities are purchased to generate income and for capital appreciation purposes when PCII thinks that declining interest rates may increase market value. Deep discount bonds (those which sell at a substantial discount from their face amount) are also purchased to generate capital appreciation. The Fund may invest in bonds with speculative characteristics but does not intend to invest more than 5% of its assets in securities rated below BBB by Standard & Poor's Rating Service or Baa by Moody's Investors Service, Inc. Fixed-income securities that are not investment grade are commonly referred to as "junk bonds" or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies.

Main Risks
The value of the stocks owned by the Fund changes on a daily basis. Stock prices reflect the activities of individual companies as well as general market and economic conditions. In the short-term, stock prices can fluctuate dramatically in response to these factors. Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

Fixed-income security values change daily. Their prices reflect changes in interest rates, market conditions and announcements of other economic, political or financial information. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.

Because the Fund invests in both stocks and bonds, the Fund may underperform stock funds when stocks are in favor and underperform bond funds when bonds are in favor. As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking current income as well as long-term growth of capital.

Because the inception date of Class J shares is March 2001, only limited historical performance data is available. The return for the period from March 1, 2001 through March 31, 2001 is -4.19%.

Fund Operating Expenses*

                                                    Class J

     Management Fees.............................    0.50%
     12b-1 Fees...................................   0.50
     Other Expenses...............................   2.09

                    Total Fund Operating Expenses    3.09%
     Fee Reduction and/or Expense
       Reimbursement..............................   1.64

                                     Net Expenses    1.45%

* The Manager has contractually agreed to reduce its fees and/or pay expenses of the Fund for an indefinite period to insure the Total Fund Operating
     Expenses will not exceed 1.45%. The Manager reserves the right to be reimbursed for any waiver of its fees or expenses paid on behalf of the Fund if the Fund's expenses are less than the contractual limit. The Board of Directors may terminate this expense reimbursement arrangement at any time.

Examples
The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

    1 Year    3 Years

      $148     $459


LARGECAP BLEND FUND
The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests primarily in common stocks of large capitalization companies. Under normal market conditions, the Fund invests at least 65% of its assets in companies with a market capitalization of greater than $10 billion at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

In selecting securities for investment, the Sub-Advisor, Invista, looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of stocks with these characteristics. In managing the assets of the Fund, Invista does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their investment value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average.

Invista uses a bottom-up approach in its selection of individual securities. Selection is based on fundamental analysis of a company relative to other companies with the focus being on Invista's estimation of forward-looking rates of return. Up to 25% of Fund assets may be invested in foreign securities.

Invista focuses its stock selections on established companies that it believes have a sustainable competitive advantage. Invista constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Foreign securities carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, large capitalization stocks, may underperform compared to other market segments or to the equity markets as a whole. Because certain of the securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, they may also involve greater risk than securities that do not have the same potential. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks, but who prefer investing in larger, established companies.

Because the inception date of Class J shares is March 2001, only limited historical performance data is available. The return for the period from March 1, 2001 through March 31, 2001 is -6.52%.

Fund Operating Expenses*

                                                    Class J

     Management Fees.............................    0.45%
     12b-1 Fees...................................   0.50
     Other Expenses...............................   2.09

                    Total Fund Operating Expenses    3.04%
     Fee Reduction and/or Expense
       Reimbursement..............................   1.64

                                     Net Expenses    1.40%

* The Manager has contractually agreed to reduce its fees and/or pay expenses of the Fund for an indefinite period to insure the Total Fund Operating
     Expenses will not exceed 1.40%. The Manager reserves the right to be reimbursed for any waiver of its fees or expenses paid on behalf of the Fund if the Fund's expenses are less than the contractual limit. The Board of Directors may terminate this expense reimbursement arrangement at any time.

Examples
The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:


         1 Year    3 Years

           $143     $443



LARGECAP GROWTH FUND
The Fund seeks long-term growth of capital

Main Strategies
The Fund invests primarily in common stocks and other equity securities of large capitalization companies with strong earnings growth potential. Under normal market conditions, the Fund invests at least 65% of its assets in companies with a market capitalization of greater than $10 billion at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Sub-Advisor, Invista, uses a bottom-up approach in its selection of individual securities that it believes have an above average potential for earnings growth. Selection is based on fundamental analysis of a company relative to other companies with the focus being on Invista's assessment of current and future sales growth and operating margins. Companies meeting these criteria typically have progressed beyond the development stage and are focused on growing the business. Up to 25% of Fund assets may be invested in foreign securities.

Invista places strong emphasis on companies it believes are guided by high quality management teams with a proven ability to execute. In addition, the Fund attempts to identify and emphasize those companies that are market leaders possessing the ability to control pricing and margins in their respective industries. Invista constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, large capitalization growth stocks, may underperform compared to other market segments or to the equity markets as a whole. The securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.


Because the inception date of Class J shares is March 2001, only limited historical performance data is available. The return for the period from March 1, 2001 through March 31, 2001 is -11.33%.

Fund Operating Expenses*

                                                    Class J

     Management Fees.............................    0.55%
     12b-1 Fees...................................   0.50
     Other Expenses...............................   2.09

                    Total Fund Operating Expenses    3.14%
     Fee Reduction and/or Expense
       Reimbursement..............................   1.64

                                     Net Expenses    1.50%

* The Manager has contractually agreed to reduce its fees and/or pay expenses of the Fund for an indefinite period to insure the Total Fund Operating
     Expenses will not exceed 1.50%. The Manager reserves the right to be reimbursed for any waiver of its fees or expenses paid on behalf of the Fund if the Fund's expenses are less than the contractual limit. The Board of Directors may terminate this expense reimbursement arrangement at any time.

Examples
The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:if


           1 Year    3 Years

             $153     $474


LARGECAP S&P 500 INDEX FUND
The Fund seeks long-term growth of capital.

Main Strategies
Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies that compose the Standard & Poor's* ("S&P") 500 Index. The Sub-Advisor, Invista, attempts to mirror the investment performance of the index by allocating the Fund's assets in approximately the same weightings as the S&P 500. The S&P 500 is an unmanaged index of 500 common stocks chosen to reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general. Each stock is weighted by its market capitalization which means large companies have greater representation in the index than smaller ones. Over the long-term, Invista seeks a very close correlation between performance of the Fund, before expenses, and that of the S&P 500. It is unlikely that a perfect correlation of 1.00 will be achieved.

The Fund uses an indexing strategy and is not managed according to traditional methods of "active" investment management. Active management would include buying and selling securities based on economic, financial and investment judgement. Instead, the Fund uses a passive investment approach. Rather than judging the merits of a particular stock in selecting investments, Invista focuses on tracking the S&P 500. Invista may also use stock index futures as a substitute for the sale or purchase of securities. It does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of poor stock performance.

The correlation between Fund and index performance may be affected by the Fund's expenses, changes in securities markets, changes in the composition of the index and the timing of purchases and sales of Fund shares. The Fund may invest in futures and options, which could carry additional risks such as losses due to unanticipated market price movements and could also reduce the opportunity for gain.

Main Risks
Because of the difficulty and expense of executing relatively small stock trades, the Fund may not always be invested in the less heavily weighted S&P 500 stocks. At times, the Fund's portfolio may be weighted differently from the S&P 500, particularly if the Fund has a small level of assets to invest. In addition, the Fund's ability to match the performance of the S&P 500 is affected to some degree by the size and timing of cash flows into and out of the Fund. The Fund is managed to attempt to minimize such effects.

Invista reserves the right to omit or remove any of the S&P 500 stocks from the Fund if it determines that the stock is not sufficiently liquid. In addition, a stock might be excluded or removed from the Fund if extraordinary events or financial conditions lead Invista to believe that it should not be a part of the Fund's assets.

Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

In addition, the Fund is subject to the risk that its principal market segment, large capitalization stocks, may underperform compared to other market segments or to the equity markets as a whole. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds.

The net asset value of the Fund's shares is based on the values of the securities it holds. The value of the stocks owned by the Fund changes on a daily basis. The current share price reflects the activities of individual companies as well as general market and economic conditions. In the short-term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, if the investors sells Fund shares when their value is less than the price the investor paid for them the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive rather than active management style.

* "Standard & Poor's 500" and "S&P 500(R)" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed by the Manager. The Fund is not sponsored by Standard and Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.


Because the inception date of Class J shares is March 2001, only limited historical performance data is available. The return for the period from March 1, 2001 through March 31, 2001 is -6.92%.

Fund Operating Expenses*

                                                    Class J

     Management Fees.............................    0.15%
     12b-1 Fees...................................   0.50
     Other Expenses...............................   2.09

                    Total Fund Operating Expenses    2.74%
     Fee Reduction and/or Expense
       Reimbursement..............................   1.64

                                     Net Expenses    1.10%

* The Manager has contractually agreed to reduce its fees and/or pay expenses of the Fund for an indefinite period to insure the Total Fund Operating
     Expenses will not exceed 1.10%. The Manager reserves the right to be reimbursed for any waiver of its fees or expenses paid on behalf of the Fund if the Fund's expenses are less than the contractual limit. The Board of Directors may terminate this expense reimbursement arrangement at any time.

Examples
The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:


           1 Year    3 Years

             $112     $350


LARGECAP VALUE FUND
The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests primarily in common stock and other equity securities of large capitalization companies. Under normal market conditions, the Fund invests at least 65% of its assets in companies with a market capitalization of greater than $10 billion at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. Up to 25% of Fund assets may be invested in foreign securities.

The Fund invests in stocks that, in the opinion of the Sub-Advisor, Invista, are undervalued in the marketplace at the time of purchase. Value stocks are often characterized by below average price/earnings ratios (P/E) and above average dividend yields relative to the overall market. The Fund is managed with bottom-up fundamental stock selection discipline that focuses on four key elements:

o    Determination that a stock is selling below its fair market value;
o    Early recognition of changes in a company's underlying fundamentals;
o    Evaluation of the sustainability of fundamental changes; and
o By monitoring a stock's behavior in the market, evaluation of the timeliness of the investment. The Fund's performance is driven by fundamental stock selection skills that utilize a systematic investment process designed to identify a superior pool of stocks to analyze.

Invista focuses on its stock selections on established companies that it believes have a sustainable competitive advantage. Invista constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weights of its benchmark.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, large capitalization value stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks, but who prefer investing in companies that appear to be considered undervalued relative to similar companies.

Because the inception date of Class J shares is March 2001, only limited historical performance data is available. The return for the period from March 1, 2001 through March 31, 2001 is -3.56%.

Fund Operating Expenses*

                                                    Class J

     Management Fees.............................    0.45%
     12b-1 Fees...................................   0.50
     Other Expenses...............................   2.09

                    Total Fund Operating Expenses    3.04%
     Fee Reduction and/or Expense
       Reimbursement..............................   1.64

                                     Net Expenses    1.40%

* The Manager has contractually agreed to reduce its fees and/or pay expenses of the Fund for an indefinite period to insure the Total Fund Operating
     Expenses will not exceed 1.40%. The Manager reserves the right to be reimbursed for any waiver of its fees or expenses paid on behalf of the Fund if the Fund's expenses are less than the contractual limit. The Board of Directors may terminate this expense reimbursement arrangement at any time.


Examples
The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:


           1 Year    3 Years

             $143     $443


MIDCAP VALUE FUND
The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests primarily in common stocks of medium capitalization companies. Under normal market conditions, the Fund invests at least 65% of its assets in companies with a market capitalization between $1 billion and $10 billion at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. Up to 25% of Fund assets may be invested in foreign securities.

The Fund invests in stocks that, in the opinion of the Sub-Advisor, Invista, are undervalued in the marketplace at the time of purchase. This value orientation emphasizes buying stocks at less than their inherent value and avoiding stocks whose price has been artificially built up. Value stocks are often characterized by below average price/earnings ratios (P/E) and above average dividend yields. The Fund's investments are selected primarily on the basis of fundamental security analysis, focusing on the company's financial stability, sales, earnings, dividend trends, return on equity and industry trends. The Fund often invests in stocks considered temporarily out of favor. Investors often over react to bad news and do not respond quickly to good news. This results in undervalued stocks of the type held by this Fund.

Invista focuses its stock selections on established companies that it believes have a sustainable competitive advantage. Invista constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-size companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, medium capitalization value stocks, may underperform compared to other market segments or to the equity markets as a whole. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds. The value of the Fund's equity securities may fluctuate on a daily basis. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable  investment  for  investors  seeking  long-term
growth  of  capital  and  willing  to  accept  the  potential   for   short-term
fluctuations in the value of investments.


Because the inception date of Class J shares is March 2001, only limited historical performance data is available. The return for the period from March 1, 2001 through March 31, 2001 is -3.44%.

Fund Operating Expenses*

                                                    Class J

     Management Fees.............................    0.65%
     12b-1 Fees...................................   0.50
     Other Expenses...............................   2.09

                    Total Fund Operating Expenses    3.24%
     Fee Reduction and/or Expense
       Reimbursement..............................   1.64

                                     Net Expenses    1.60%

* The Manager has contractually agreed to reduce its fees and/or pay expenses of the Fund for an indefinite period to insure the Total Fund Operating
     Expenses will not exceed 1.60%. The Manager reserves the right to be reimbursed for any waiver of its fees or expenses paid on behalf of the Fund if the Fund's expenses are less than the contractual limit. The Board of Directors may terminate this expense reimbursement arrangement at any time.

Examples
The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:


           1 Year    3 Years

             $163     $505


PARTNERS LARGECAP BLEND FUND
The Fund seeks long-term growth of capital.

Main Strategies
The Fund pursues its investment objective by investing primarily in equity securities of companies that the Sub-Advisor believes offers superior growth prospects or of companies whose stock is undervalued. Under normal market conditions, the Fund invests at least 65% of its assets in companies with large market capitalizations. Market capitalization is defined as total current market value of a company's outstanding common stock.

In selecting securities for investment, the Sub-Advisor, Federated, looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of stocks with these characteristics. The value orientation emphasizes buying stocks at less than their intrinsic investment value and avoiding stocks whose price has been unjustifiably built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average. Federated attempts to identify good long-term values through disciplined investing and careful fundamental research.

Using its own quantitative process, Federated rates the future performance potential of companies. Federated evaluates each company's earnings quality in light of its current valuation to narrow the list of attractive companies. Federated then evaluates product positioning, management quality and sustainability of current growth trends of those companies. Using this type of fundamental analysis, Federated selects the most promising companies for the Fund's portfolio.

Companies with similar characteristics may be grouped together in broad categories called sectors. In determining the amount to invest in a security, Federated limits the Fund's exposure to each business sector that comprises the S&P 500 Index. The Fund's allocation to a sector will not be less than 50% or more than 200% of the Index's allocation to that sector. The Fund may invest up to 25% of its assets in securities of foreign companies.

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate short-term gains (losses) for its shareholders, which are taxed at a higher rate than long-term gains (losses). Actively trading portfolio securities increases the Fund's trading costs and may have an adverse impact on the Fund's performance.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to sector risk which is the possibility that a certain sector may underperform other sectors or the market as a whole. As Federated allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, large capitalization stocks, may underperform compared to other market segments or to the equity markets as a whole. Because certain of the securities purchased by the Fund present greater opportunities for growth, they may also involve greater risks than securities that do not have the same potential. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks, but who prefer investing in larger, established companies.


Because the inception date of Class J shares is March 2001, only limited historical performance data is available. The return for the period from March 1, 2001 through March 31, 2001 is -5.82%.

Fund Operating Expenses*

                                                    Class J

     Management Fees.............................    0.75%
     12b-1 Fees...................................   0.50
     Other Expenses...............................   2.09

                    Total Fund Operating Expenses    3.34%
     Fee Reduction and/or Expense
       Reimbursement..............................   1.64

                                     Net Expenses    1.70%

* The Manager has contractually agreed to reduce its fees and/or pay expenses of the Fund for an indefinite period to insure the Total Fund Operating
     Expenses will not exceed 1.70%. The Manager reserves the right to be reimbursed for any waiver of its fees or expenses paid on behalf of the Fund if the Fund's expenses are less than the contractual limit. The Board of Directors may terminate this expense reimbursement arrangement at any time.


Examples
The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:


            1 Year    3 Years

              $173     $536


PARTNERS LARGECAP GROWTH FUND I
The Fund seeks long-term growth of capital.

Main Strategies
The Fund seeks to maximize long-term capital appreciation by investing primarily in growth-oriented equity securities of U.S. and, to a limited extent, foreign companies that exhibit strong or accelerating earnings growth. These companies are generally characterized as "growth" companies. The Fund will invest primarily in companies with market capitalizations of $10 billion or more. The Sub-Advisor, Morgan Stanley, emphasizes individual security selection and may focus the Fund's holdings within the limits permissible for a diversified fund. The Fund's investments in foreign companies will be limited to 25% of its assets and to securities listed on U.S. exchanges or traded in U.S. Markets.

Morgan Stanley follows a flexible investment program in looking for companies with above average capital appreciation potential. Morgan Stanley focuses on companies with consistent or rising earnings growth records and compelling business strategies. Morgan Stanley continually and rigorously studies company developments, including business strategy, management focus and financial results to identify companies with earnings growth and business momentum. In addition, Morgan Stanley closely monitors analysts' expectations to identify issuers that have the potential for positive earnings surprises versus consensus expectations. Valuation is of secondary importance and is viewed in the context of prospects for sustainable earnings growth and the potential for positive earnings surprises in relation to consensus expectations.

The Fund has a long-term investment approach. However, Morgan Stanley considers selling securities of issuers that no longer meet its criteria. To the extent that the Fund engages in short-term trading, it may have increased transaction costs and may have an adverse impact on the Fund's performance.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of the securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Foreign securities carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, large capitalization growth-oriented stocks, may underperform compared to other market segments or to the equity markets as a whole. The securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

Because the inception date of Class J shares is March 2001, only limited historical performance data is available. The return for the period from March 1, 2001 through March 31, 2001 is -11.86%.

Fund Operating Expenses*

                                                    Class J

     Management Fees.............................    0.75%
     12b-1 Fees...................................   0.50
     Other Expenses...............................   2.09

                    Total Fund Operating Expenses    3.34%
     Fee Reduction and/or Expense
       Reimbursement..............................   1.64

                                     Net Expenses    1.70%

* The Manager has contractually agreed to reduce its fees and/or pay expenses of the Fund for an indefinite period to insure the Total Fund Operating
     Expenses will not exceed 1.70%. The Manager reserves the right to be reimbursed for any waiver of its fees or expenses paid on behalf of the Fund if the Fund's expenses are less than the contractual limit. The Board of Directors may terminate this expense reimbursement arrangement at any time.


Examples
The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:


           1 Year    3 Years

             $173     $536


PARTNERS LARGECAP GROWTH FUND II
The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests primarily in common stocks of large capitalization companies. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Sub-Advisor, American Century, selects stocks for investment that it believes will increase in value over time using a growth investment strategy it developed. This strategy looks for companies whose earnings and revenues are not only growing, but growing at a successively faster, or accelerating, pace. Accelerating growth is shown, for example, by growth that is faster this quarter than last or faster this year than the year before. The American Century strategy is based on the premise that, over the long-term, the stocks of companies with accelerating earnings and revenues have a greater than average chance to increase in value.

Using its extensive computer database, American Century tracks financial information for thousands of companies to research and select the stocks it believes will be able to sustain accelerating growth. This information is used to help American Century select or decide to continue to hold the stocks of companies it believes will be able to sustain accelerating growth, and to sell stocks of companies whose growth begins to slow down.

Under normal market conditions, American Century intends to keep the Fund essentially fully invested in stocks regardless of the movement of stock prices generally. When it considers it prudent, American Century may invest Fund assets in non-leveraged futures and options. Non-leveraged means that the Fund may not invest in futures and options where it would be possible to lose more than the Fund invested. Futures and options can help the Fund's cash assets remain liquid while performing more like stocks. In addition, up to 25% of Fund assets may be invested in foreign securities.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, large capitalization growth stocks, may underperform compared to other market segments or to the equity markets as a whole. The securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.


Because the inception date of Class J shares is March 2001, only limited historical performance data is available. The return for the period from March 1, 2001 through March 31, 2001 is -7.83%.

Fund Operating Expenses*

                                                    Class J

     Management Fees.............................    1.00%
     12b-1 Fees...................................   0.50
     Other Expenses...............................   2.09

                    Total Fund Operating Expenses    3.59%
     Fee Reduction and/or Expense
       Reimbursement..............................   1.64

                                     Net Expenses    1.95%

* The Manager has contractually agreed to reduce its fees and/or pay expenses of the Fund for an indefinite period to insure the Total Fund Operating
     Expenses will not exceed 1.95%. The Manager reserves the right to be reimbursed for any waiver of its fees or expenses paid on behalf of the Fund if the Fund's expenses are less than the contractual limit. The Board of Directors may terminate this expense reimbursement arrangement at any time.


Examples
The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:


           1 Year    3 Years

             $198     $612


PARTNERS LARGECAP VALUE FUND
The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests primarily in undervalued equity securities of companies among the 750 largest by market capitalization that the Sub-Advisor, Bernstein, believes offer above-average potential for growth in future earnings. Under normal market conditions, the Fund generally invests at least 65% of its assets in companies with a market capitalization of greater than $10 billion at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

Bernstein employs an investment strategy, generally described as "value" investing, that involves seeking securities that:

o exhibit low financial ratios (particularly stock price-to-book value, but also stock price-to-earnings and stock price-to-cash flow);
o can be acquired for less than what Bernstein believes is the issuer's intrinsic value; or
o    appear attractive on a dividend discount model.

Value oriented investing entails a strong "sell discipline" in that it generally requires the sale of securities that have reached their intrinsic value or a target financial ratio. Value oriented investments may include securities of companies in cyclical industries during periods when such securities appear to Bernstein to have strong potential for capital appreciation or securities of "special situation" companies. A special situation company is one that Bernstein believes has potential for significant future earnings growth but has not performed well in the recent past. These situations include companies with management changes, corporate or asset restructuring or significantly undervalued assets. For Bernstein, identifying special situation companies and establishing an issuer's intrinsic value involves fundamental research about such companies and issuers.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, large capitalization value stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks but prefer investing in companies that appear to be considered undervalued relative to similar companies.

Because the inception date of Class J shares is March 2001, only limited historical performance data is available. The return for the period from March 1, 2001 through March 31, 2001 is -2.22%.

Fund Operating Expenses*

                                                    Class J

     Management Fees.............................    0.80%
     12b-1 Fees...................................   0.50
     Other Expenses...............................   2.09

                    Total Fund Operating Expenses    3.39%
     Fee Reduction and/or Expense
       Reimbursement..............................   1.64

                                     Net Expenses    1.75%

* The Manager has contractually agreed to reduce its fees and/or pay expenses of the Fund for an indefinite period to insure the Total Fund Operating
     Expenses will not exceed 1.75%. The Manager reserves the right to be reimbursed for any waiver of its fees or expenses paid on behalf of the Fund if the Fund's expenses are less than the contractual limit. The Board of Directors may terminate this expense reimbursement arrangement at any time.


Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:


           1 Year    3 Years

             $178     $551


PARTNERS MIDCAP VALUE FUND
The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests primarily in common stocks of medium capitalization companies. Under normal market conditions, the Fund invests at least 65% of its total assets in companies with a market capitalization between $1 billion and $10 billion at the time of purchase. The Fund may continue to hold or add to a position in a stock after it has grown beyond $10 billion. Market capitalization is defined as total current market value of a company's outstanding common stock. Companies may range from the well established and well known to the new and unseasoned. The Fund may invest up to 25% of its assets in securities of foreign companies.

The stocks are selected using a value oriented investment approach by Neuberger Berman, the Sub-Advisor. Neuberger Berman identifies value stocks in several ways. Factors it considers in identifying value stocks may include:

o strong fundamentals, such as a company's financial, operational and competitive positions;
o    consistent cash flow; and
o    a sound earnings record through all phases of the market cycle.

Neuberger Berman may also look for other characteristics in a company, such as a strong position relative to competitors, a high level of stock ownership among management, and a recent sharp decline in stock price that appears to be the result of a short-term market overreaction to negative news. Neuberger Berman believes that, over time, securities that are undervalued are more likely to appreciate in price and are subject to less risk of price decline than securities whose market prices have already reached their perceived economic value.

This approach also involves selling portfolio securities when Neuberger Berman believes they have reached their potential, when the securities fail to perform as expected or when other opportunities appear more attractive. It is anticipated that the annual portfolio turnover rate may be greater than 100%. Turnover rates in excess of 100% generally result in higher transaction costs and may have an adverse impact on Fund performance.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of the securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, medium capitalization value stocks, may underperform compared to other market segments or to the equity markets as a whole. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds. The value of the Fund's equity securities may fluctuate on a daily basis. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is  generally a suitable  investment  if  investors  seeking  long-term
growth  and  willing  to  accept   short-term   fluctuations  in  the  value  of
investments.

Because the inception date of Class J shares is March 2001, only limited historical performance data is available. The return for the period from March 1, 2001 through March 31, 2001 is -2.55%.

Fund Operating Expenses*

                                                    Class J

     Management Fees.............................    1.00%
     12b-1 Fees...................................   0.50
     Other Expenses...............................   2.09

                    Total Fund Operating Expenses    3.59%
     Fee Reduction and/or Expense
       Reimbursement..............................   1.64

                                     Net Expenses    1.95%

* The Manager has contractually agreed to reduce its fees and/or pay expenses of the Fund for an indefinite period to insure the Total Fund Operating
     Expenses will not exceed 1.95%. The Manager reserves the right to be reimbursed for any waiver of its fees or expenses paid on behalf of the Fund if the Fund's expenses are less than the contractual limit. The Board of Directors may terminate this expense reimbursement arrangement at any time.


Examples
The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

           1 Year    3 Years

             $198     $612


MIDCAP BLEND FUND
The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests primarily in common stocks and other equity securities of medium capitalization companies. Under normal market conditions, the Fund invests at least 65% of its assets in companies with a market capitalization between $1 billion and $10 billion at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

In selecting securities for investment, the Sub-Advisor, Invista, looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of stocks with these characteristics. In managing the assets of the Fund, Invista does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their inherent value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average.

Invista uses a bottom-up approach in its selection of individual securities. Selection is based on fundamental analysis of a company relative to other companies with the focus being on Invista's estimation of forward-looking rates of return. Up to 25% of Fund assets may be invested in foreign securities.

Invista focuses its stock selections on established companies that it believes have a sustainable competitive advantage. Invista constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-size companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, medium capitalization stocks, may underperform compared to other market segments or to the equity markets as a whole. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds. The value of the Fund's equity securities may fluctuate on a daily basis. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable  investment  for  investors  seeking  long-term
growth  of  capital  and  willing  to  accept  the  potential   for   short-term
fluctuations in the value of investments.

Because the inception date of Class J shares is March 2001, only limited historical performance data is available. The return for the period from March 1, 2001 through March 31, 2001 is -3.51%.

Fund Operating Expenses*

                                                    Class J

     Management Fees.............................    0.65%
     12b-1 Fees...................................   0.50
     Other Expenses...............................   2.09

                    Total Fund Operating Expenses    3.24%
     Fee Reduction and/or Expense
       Reimbursement..............................   1.64

                                     Net Expenses    1.60%

* The Manager has contractually agreed to reduce its fees and/or pay expenses of the Fund for an indefinite period to insure the Total Fund Operating
     Expenses will not exceed 1.60%. The Manager reserves the right to be reimbursed for any waiver of its fees or expenses paid on behalf of the Fund if the Fund's expenses are less than the contractual limit. The Board of Directors may terminate this expense reimbursement arrangement at any time.


Examples
The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

           1 Year    3 Years

             $163     $505


MIDCAP GROWTH FUND
The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests primarily in common stocks of medium capitalization companies with strong earnings growth potential. Under normal market conditions, the Fund invests at least 65% of its assets in companies with a market capitalization between $1 billion and $10 billion at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Sub-Advisor, Invista, uses a bottom-up approach in its selection of individual securities that it believes have an above average potential for earnings growth. Selection is based on fundamental analysis of a company relative to other companies with the focus being on Invista's assessment of current and future sales growth and operating margins. Up to 25% of Fund assets may be invested in foreign securities.

Invista focuses its stock selections on established companies that it believes to have sustainable competitive advantages and reasonable stock prices. It then constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over-and/or under-weight sectors and industries differently from the benchmark.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-size companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, medium capitalization growth stocks, may underperform compared to the equity markets as a whole. The securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

Because the inception date of Class J shares is March 2001, only limited historical performance data is available. The return for the period from March 1, 2001 through March 31, 2001 is -17.32%.

Fund Operating Expenses*

                                                    Class J

     Management Fees.............................    0.65%
     12b-1 Fees...................................   0.50
     Other Expenses...............................   2.09

                    Total Fund Operating Expenses    3.24%
     Fee Reduction and/or Expense
       Reimbursement..............................   1.59

                                     Net Expenses    1.65%

* The Manager has contractually agreed to reduce its fees and/or pay expenses of the Fund for an indefinite period to insure the Total Fund Operating
     Expenses will not exceed 1.65%. The Manager reserves the right to be reimbursed for any waiver of its fees or expenses paid on behalf of the Fund if the Fund's expenses are less than the contractual limit. The Board of Directors may terminate this expense reimbursement arrangement at any time.


Examples
The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:


           1 Year    3 Years

             $168     $520


MIDCAP S&P 400 INDEX FUND
The Fund seeks long-term growth of capital.

Main Strategies
Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies that compose the Standard & Poor's* ("S&P") MidCap 400 Index. The Sub-Advisor, Invista, attempts to mirror the investment performance of the index by allocating the Fund's assets in approximately the same weightings as the S&P MidCap 400. The S&P MidCap 400 is an unmanaged index of 400 common stocks of medium sized U.S. (and some Canadian) companies. Each stock is weighted by its market capitalization which means larger companies have greater representation in the index than smaller ones. Over the long-term, Invista seeks a very close correlation between performance of the Fund, before expenses, and that of the S&P MidCap 400. It is unlikely that a perfect correlation of 1.00 will be achieved.

The Fund uses an indexing strategy and is not managed according to traditional methods of "active" investment management. Active management would include buying and selling securities based on economic, financial and investment judgement. Instead, the Fund uses a passive investment approach. Rather than judging the merits of a particular stock in selecting investments, Invista focuses on tracking the S&P MidCap 400. Invista may also use stock index futures as a substitute for the sale or purchase of securities. It does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of poor stock performance.

The correlation between Fund and index performance may be affected by the Fund's expenses, changes in securities markets, changes in the composition of the index and the timing of purchases and sales of Fund shares. The Fund may invest in futures and options, which could carry additional risks such as losses due to unanticipated market price movements, and could also reduce the opportunity for gain.

Main Risks
Because of the difficulty and expense of executing relatively small stock trades, the Fund may not always be invested in the less heavily weighted S&P MidCap 400 stocks. At times, the Fund's portfolio may be weighted differently from the S&P MidCap 400, particularly if the Fund has a small level of assets to invest. In addition, the Fund's ability to match the performance of the S&P MidCap 400 is affected to some degree by the size and timing of cash flows into and out of the Fund. The Fund attempts to minimize such effects.

Invista reserves the right to omit or remove any of the S&P MidCap 400 stocks from the Fund if it determines that the stock is not sufficiently liquid. In addition, a stock might be excluded or removed from the Fund if extraordinary events or financial conditions lead Invista to believe that it should not be a part of the Fund's assets.

Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-size companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities.

In addition, the Fund is subject to the risk that its principal market segment, medium capitalization stocks, may underperform compared to other market segments or to the equity markets as a whole. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds.

The net asset value of the Fund's shares is based on the values of the securities it holds. The value of the stocks owned by the Fund changes on a daily basis. The current share price reflects the activities of individual companies as well as general market and economic conditions. In the short-term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, if the investor sells Fund shares when their value is less than the price the investor paid for them the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive rather than active management style.

  * "Standard & Poor's MidCap 400" and "S&P MidCap 400" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed by the Manager. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.



Because the inception date of Class J shares is March 2001, only limited historical performance data is available. The return for the period from March 1, 2001 through March 31, 2001 is -7.54%.

Fund Operating Expenses*

                                                    Class J

     Management Fees.............................    0.15%
     12b-1 Fees...................................   0.50
     Other Expenses...............................   2.09

                    Total Fund Operating Expenses    2.74%
     Fee Reduction and/or Expense
       Reimbursement..............................   1.64

                                     Net Expenses    1.10%

* The Manager has contractually agreed to reduce its fees and/or pay expenses of the Fund for an indefinite period to insure the Total Fund Operating
     Expenses will not exceed 1.10%. The Manager reserves the right to be reimbursed for any waiver of its fees or expenses paid on behalf of the Fund if the Fund's expenses are less than the contractual limit. The Board of Directors may terminate this expense reimbursement arrangement at any time.


Examples
The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:


           1 Year    3 Years

             $112     $350


PARTNERS MIDCAP BLEND FUND
The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests primarily in common stocks and other equity securities of medium capitalization companies. Market capitalization is defined as total market value of a company's outstanding stock.

Morgan Stanley, the Sub-Advisor, employs a strategy which uses a multi-factor approach to construct portfolios. This approach allows Morgan Stanley to strike a balance between the valuation of a company's shares and its long-term growth prospects. The value orientation emphasizes buying stocks at less than their intrinsic investment value and avoiding stocks whose price has been unjustifiably built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average. Morgan Stanley seeks to diversify the Fund's investments across market sectors and to obtain the best values within each sector. In determining whether securities should be sold, Morgan Stanley considers factors such as deteriorating fundamentals and relative valuation. Sector weightings normally are kept within plus or minus 5% of the S&P MidCap 400 Index. The Fund may invest up to 25% of its assets in securities of foreign corporations.

Value Investing - Morgan Stanley analyzes securities to identify stocks that are undervalued and measures the relative attractiveness of the Fund's current holdings against potential purchases. Morgan Stanley determines value using a variety of measures, including stock price/earnings and stock price/sales ratios. Value stocks generally pay dividends, but Morgan Stanley may select non-dividend paying stocks for their value characteristics. In determining whether securities should be sold, Morgan Stanley considers factors such as high valuation relative to other investment opportunities.

Growth Investing - Morgan Stanley focuses on common stocks that generally have higher growth rates, betas (a measure of price volatility), stock price/earnings ratios and lower yields than the stock market in general as measured by an appropriate market index. In buying and selling securities for the Fund's portfolio, Morgan Stanley emphasizes individual security selection. Individual companies are chosen based on such factors as potential growth in earnings, quality of management, new products and/or new markets, and research and development capabilities. In determining whether securities should be sold, Morgan Stanley considers factors such as deteriorating short or long-term earnings growth projections.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-size companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, medium capitalization stocks, may underperform compared to other market segments or to the equity markets as a whole. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds. The value of the Fund's equity securities may fluctuate on a daily basis. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable  investment  for  investors  seeking  long-term
growth  of  capital  and  willing  to  accept  the  potential   for   short-term
fluctuations in the value of investments.

Because the inception date of Class J shares is March 2001, only limited historical performance data is available. The return for the period from March 1, 2001 through March 31, 2001 is -6.40%.

Fund Operating Expenses*

                                                    Class J

     Management Fees.............................    1.00%
     12b-1 Fees...................................   0.50
     Other Expenses...............................   2.09

                    Total Fund Operating Expenses    3.59%
     Fee Reduction and/or Expense
       Reimbursement..............................   1.64

                                     Net Expenses    1.95%

* The Manager has contractually agreed to reduce its fees and/or pay expenses of the Fund for an indefinite period to insure the Total Fund Operating
     Expenses will not exceed 1.95%. The Manager reserves the right to be reimbursed for any waiver of its fees or expenses paid on behalf of the Fund if the Fund's expenses are less than the contractual limit. The Board of Directors may terminate this expense reimbursement arrangement at any time.


Examples
The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

           1 Year    3 Years

             $198     $612



PARTNERS MIDCAP GROWTH FUND
The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests primarily in common stocks and other equity securities of U.S. companies with strong earnings growth potential. Under normal market conditions, the Fund invests at least 65% of its assets in companies with market capitalizations between $1 billion and $10 billion at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Fund invests in securities of companies that are diversified across economic sectors. It attempts to maintain sector concentrations that approximate those of its current benchmark, the Russell MidCap Growth Index. The Fund is not an index fund and does not limit its investment to the securities of issuers in the Russell MidCap Growth Index. The Fund may invest up to 25% of its assets in securities of foreign companies.

The Sub-Advisor, Turner, selects stocks that it believes have strong earnings growth potential. Turner invests in companies with strong earnings dynamics, and sells those with deteriorating earnings prospects. Turner believes forecasts for market timing and sector rotation are unreliable and introduce an unacceptable level of risk. As a result, under normal market conditions the Fund is fully invested.


Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-size companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

The Fund may actively trade its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate which increases the Fund's trading costs and may have an adverse impact on the Fund's performance.

In addition, the Fund is subject to the risk that its principal market segment, medium capitalization growth stocks, may underperform compared to the equity markets as a whole. The securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

Because the inception date of Class J shares is March 2001, only limited historical performance data is available. The return for the period from March 1, 2001 through March 31, 2001 is -15.16%.

Fund Operating Expenses*

                                                    Class J

     Management Fees.............................    1.00%
     12b-1 Fees...................................   0.50
     Other Expenses...............................   2.09

                    Total Fund Operating Expenses    3.59%
     Fee Reduction and/or Expense
       Reimbursement..............................   1.64

                                     Net Expenses    1.95%

* The Manager has contractually agreed to reduce its fees and/or pay expenses of the Fund for an indefinite period to insure the Total Fund Operating
     Expenses will not exceed 1.95%. The Manager reserves the right to be reimbursed for any waiver of its fees or expenses paid on behalf of the Fund if the Fund's expenses are less than the contractual limit. The Board of Directors may terminate this expense reimbursement arrangement at any time.


Examples
The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:


           1 Year    3 Years

             $198     $612


PARTNERS SMALLCAP GROWTH FUND I
The Fund seeks long-term growth of capital.

Main Strategies
To pursue its goal, the Fund invests mainly in common stocks of small-capitalization companies, which it defines as those with a total market value of no more than $1.5 billion at the time the Fund first invests in them. The Fund may continue to hold or add to a position in a stock after it has grown beyond $1.5 billion. The Fund seeks to reduce risk by diversifying among many companies and industries. In addition, the Fund may invest up to 25% of its assets in securities of foreign companies.

The Sub-Advisor, Neuberger Berman, takes a growth approach to selecting stocks, looking for new companies that are in the developmental stage as well as older companies that appear poised to grow because of new products, markets or management. Factors in identifying these firms may include financial strength, a strong position relative to competitors and a stock price that is reasonable in light of its growth rate.

Neuberger Berman follows a disciplined selling strategy and may eliminate a stock from the portfolio when it reaches a target price, fails to perform as expected, or appears substantially less desirable than another stock.

Through active trading, the Fund may have a high portfolio turnover rate. High turnover rates can mean higher taxable distributions and lower performance due to increased brokerage costs.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund may actively trade its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate which increases the Fund's trading costs and may have an adverse impact on the Fund's performance.

Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, small capitalization growth stocks, may underperform compared to the equity markets as a whole. The securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise and fall, the Fund's share price changes. The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid and large-sized companies and may underperform as compared to the securities of larger companies. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

Because the inception date of Class J shares is March 2001, only limited historical performance data is available. The return for the period from March 1, 2001 through March 31, 2001 is -11.88%.

Fund Operating Expenses*

                                                    Class J

     Management Fees.............................    1.10%
     12b-1 Fees...................................   0.50
     Other Expenses...............................   2.09

                    Total Fund Operating Expenses    3.69%
     Fee Reduction and/or Expense
       Reimbursement..............................   1.64

                                     Net Expenses    2.05%

* The Manager has contractually agreed to reduce its fees and/or pay expenses of the Fund for an indefinite period to insure the Total Fund Operating
     Expenses will not exceed 2.05%. The Manager reserves the right to be reimbursed for any waiver of its fees or expenses paid on behalf of the Fund if the Fund's expenses are less than the contractual limit. The Board of Directors may terminate this expense reimbursement arrangement at any time.


Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

           1 Year    3 Years

             $208     $643


PARTNERS SMALLCAP GROWTH FUND II
The Fund seeks long-term growth of capital.

Main Strategies
The Fund pursues its investment objective by investing primarily in equity securities of companies offering superior prospects for earnings growth. These companies are generally characterized as "growth" companies. Under normal market conditions, the Fund invests at least 65% of its assets in companies with small market capitalization. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

Using its own quantitative process, the Sub-Advisor, Federated, rates the future performance potential of companies. Federated evaluates each company's earnings quality in light of their current valuation to narrow the list of attractive companies. Federated then evaluates product positioning, management quality and sustainability of current growth trends of those companies. Using this type of fundamental analysis, Federated selects the most promising companies for the Fund's portfolio.

Companies with similar characteristics may be grouped together in broad categories called sectors. In determining the amount to invest in a security, Federated limits the Fund's exposure to each business sector that comprises the S&P 500 Index. The Fund considers its approach aggressive because its strategies with respect to security analysis, market capitalization, and sector allocation are designed to produce a portfolio of stocks whose long-term growth prospects are significantly above those of the S&P 500 Index. Accordingly, the prices of the stocks held by the Fund may, under certain market conditions, be more volatile than the prices of stocks selected using a less aggressive approach.

The Fund may attempt to manage market risk by buying and selling financial futures and options. This may include the purchase of index futures contracts as a substitute for direct investments in stocks. It may also include the purchase and sale of options to protect against general declines in small capitalization stocks economically.

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate short-term gains (losses) for its shareholders, which are taxed at a higher rate than long-term gains (losses). Actively trading portfolio securities increases the Fund's trading costs and may have an adverse impact on the Fund's performance.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

Federated may group companies with similar characteristics into broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As Federated allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, small capitalization growth stocks, may underperform compared to the equity markets as a whole. The securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise and fall, the Fund's share price changes. The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid and large-sized companies and may underperform as compared to the securities of larger companies. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.


Because the inception date of Class J shares is March 2001, only limited historical performance data is available. The return for the period from March 1, 2001 through March 31, 2001 is -13.46%.

Fund Operating Expenses*

                                                    Class J

     Management Fees.............................    1.00%
     12b-1 Fees...................................   0.50
     Other Expenses...............................   2.09

                    Total Fund Operating Expenses    3.59%
     Fee Reduction and/or Expense
       Reimbursement..............................   1.64

                                     Net Expenses    1.95%

* The Manager has contractually agreed to reduce its fees and/or pay expenses of the Fund for an indefinite period to insure the Total Fund Operating
     Expenses will not exceed 1.95%. The Manager reserves the right to be reimbursed for any waiver of its fees or expenses paid on behalf of the Fund if the Fund's expenses are less than the contractual limit. The Board of Directors may terminate this expense reimbursement arrangement at any time.


Examples
The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:


           1 Year    3 Years

             $198     $612



PARTNERS SMALLCAP VALUE FUND
The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 65% of its assets in companies with a market capitalization of $2 billion or less at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign corporations.

The Sub-Advisor, Ark Asset, purchases for the Fund securities that it considers to be attractive equity investments that are consistent with its investment philosophy of maintaining a diversified investment portfolio. Ark Asset seeks to minimize risk by generally allocating Fund assets among economic sectors to within 5 percentage points of that economic sector's percentage weighting (on an absolute basis) of the Russell 2000 Index.

In selecting securities for the Fund, Ark Asset combines a systematic quantitative approach with traditional fundamental analysis. Ark Asset uses proprietary computer models that incorporate data from several sources to identify those companies whose securities present what it believes to be favorable investment opportunities relative to the securities of other companies. Ark Asset uses both a "Valuation Model" as well as an "Earnings Trend Model" in analyzing potential securities in which to invest. Ratings from both models are combined to develop an overall rating for each security under review. Stocks with the highest overall rating are considered for inclusion in the Fund's portfolio and undergo a thorough fundamental analysis. Ark Asset considers selling a stock in the Fund's portfolio if it becomes less attractive because of deteriorating current fundamentals or declining earnings expectations.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

In addition, the Fund is subject to the risk that its principal market segment, small capitalization value stocks, may underperform compared to the equity markets as a whole. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise and fall, the Fund's share price changes. The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid and large-sized companies and may underperform as compared to the securities of larger companies. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.


Because the inception date of Class J shares is March 2001, only limited historical performance data is available. The return for the period from March 1, 2001 through March 31, 2001 is -2.50%.

Fund Operating Expenses*

                                                    Class J

     Management Fees.............................    1.00%
     12b-1 Fees...................................   0.50
     Other Expenses...............................   2.09

                    Total Fund Operating Expenses    3.59%
     Fee Reduction and/or Expense
       Reimbursement..............................   1.64

                                     Net Expenses    1.95%

* The Manager has contractually agreed to reduce its fees and/or pay expenses of the Fund for an indefinite period to insure the Total Fund Operating
     Expenses will not exceed 1.95%. The Manager reserves the right to be reimbursed for any waiver of its fees or expenses paid on behalf of the Fund if the Fund's expenses are less than the contractual limit. The Board of Directors may terminate this expense reimbursement arrangement at any time.


Examples
The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:


           1 Year    3 Years

             $198     $612


REAL ESTATE FUND
The Fund seeks to generate a total return.

Main Strategies
The Fund invests primarily in equity securities of companies principally engaged in the real estate industry. For purposes of the Fund's investment policies, a real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry. Real estate companies include real estate investment trusts and companies with substantial real estate holdings such as paper, lumber, hotel and entertainment companies. Companies whose products and services relate to the real estate industry include building supply manufacturers, mortgage lenders and mortgage servicing companies.

Real estate investment trusts ("REITs") are corporations or business trusts that are permitted to eliminate corporate level federal income taxes by meeting certain requirements of the Internal Revenue Code. REITs are characterized as:

o equity REITs, which primarily own property and generate revenue from rental income;
o    mortgage REITs, which invest in real estate mortgages; and
o hybrid REITs, which combine the characteristics of both equity and mortgage REITs. In selecting securities for the Fund, the Sub-Advisor, PCREI, focuses on equity REITs.

The Fund may invest up to 25% of its assets in securities of foreign real estate companies.

Main Risks
Securities of real estate companies are subject to securities market risks as well as risks similar to those of direct ownership of real estate. These include:
o    declines in the value of real estate
o    risks related to general and local economic conditions
o    dependency on management skills
o    heavy cash flow dependency
o    possible lack of available mortgage funds
o    overbuilding
o    extended vacancies in properties
o    increases in property taxes and operating expenses
o    changes in zoning laws
o    expenses incurred in the cleanup of environmental
o    casualty or condemnation losses problems
o    changes in interest rates

In addition to the risks listed above, equity REITs are affected by the changes in the value of the properties owned by the trust. Mortgage REITs are affected by the quality of the credit extended. Both equity and mortgage REITs:
o    are dependent upon management skills and might not be diversified;
o    are subject to cash flow dependency and defaults by borrowers; and
o could fail to qualify for tax-free pass-through of income under the Internal Revenue Code.

Because of these factors, the value of the securities held by the Fund, and in turn the price per share of the Fund, changes on a daily basis. The current share price reflects the activities of individual companies as well as general market and economic conditions. In the short-term, share prices can fluctuate dramatically in response to these factors. Because of these fluctuations, principal values and investment returns vary. As with all mutual funds, the value of the Fund's assets may rise or fall. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

Investor Profile
The Fund is generally a suitable investment for investors who seek a total return, want to invest in companies engaged in the real estate industry and are willing to accept the potential for volatile fluctuations in the value of investments.

Because the inception date of Class J shares is March 2001, only limited historical performance data is available. The return for the period from March 1, 2001 through March 31, 2001 is -1.19%.

Fund Operating Expenses*

                                                    Class J

     Management Fees.............................    0.85%
     12b-1 Fees...................................   0.50
     Other Expenses...............................   2.09

                    Total Fund Operating Expenses    3.44%
     Fee Reduction and/or Expense
       Reimbursement..............................   1.64

                                     Net Expenses    1.80%

* The Manager has contractually agreed to reduce its fees and/or pay expenses of the Fund for an indefinite period to insure the Total Fund Operating
     Expenses will not exceed 1.80%. The Manager reserves the right to be reimbursed for any waiver of its fees or expenses paid on behalf of the Fund if the Fund's expenses are less than the contractual limit. The Board of Directors may terminate this expense reimbursement arrangement at any time.


Examples
The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:


           1 Year    3 Years

             $183     $566


SMALLCAP BLEND FUND
The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 65% of its assets in companies with a market capitalization of $1.5 billion or less at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

In selecting securities for investment, the Sub-Advisor, Invista, looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of stocks with these characteristics. In managing the assets of the Fund, Invista does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their investment value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average. Selection is based on fundamental analysis of the company relative to other companies with the focus being on Invista's estimation of forward looking rates of return.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, small capitalization stocks, may underperform compared to the equity markets as a whole. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise and fall, the Fund's share price changes. The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid and large-sized companies and may underperform as compared to the securities of larger companies. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.

Because the inception date of Class J shares is March 2001, only limited historical performance data is available. The return for the period from March 1, 2001 through March 31, 2001 is -4.21%.

Fund Operating Expenses*

                                                    Class J

     Management Fees.............................    0.75%
     12b-1 Fees...................................   0.50
     Other Expenses...............................   2.09

                    Total Fund Operating Expenses    3.34%
     Fee Reduction and/or Expense
       Reimbursement..............................   1.64

                                     Net Expenses    1.70%

* The Manager has contractually agreed to reduce its fees and/or pay expenses of the Fund for an indefinite period to insure the Total Fund Operating
     Expenses will not exceed 1.70%. The Manager reserves the right to be reimbursed for any waiver of its fees or expenses paid on behalf of the Fund if the Fund's expenses are less than the contractual limit. The Board of Directors may terminate this expense reimbursement arrangement at any time.


Examples
The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:


           1 Year    3 Years

             $173     $536



SMALLCAP GROWTH FUND
The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 65% of its assets in companies with a market capitalization of $1.5 billion or less at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Sub-Advisor, Invista, uses a bottom-up approach in its selection of individual securities that it believes have an above average potential for earnings growth. Selection is based on fundamental analysis of a company relative to other companies with the focus being on Invista's assessment of current and future sales growth and operating margins. Up to 25% of Fund assets may be invested in foreign securities.

Invista focuses its stock selections on established companies that it believes have a sustainable competitive advantage. Invista constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, small capitalization growth stocks, may underperform compared to the equity markets as a whole. The securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise and fall, the Fund's share price changes. The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid and large-sized companies and may underperform as compared to the securities of larger companies. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

Because the inception date of Class J shares is March 2001, only limited historical performance data is available. The return for the period from March 1, 2001 through March 31, 2001 is -15.07%.

Fund Operating Expenses*

                                                    Class J

     Management Fees.............................    0.75%
     12b-1 Fees...................................   0.50
     Other Expenses...............................   2.09

                    Total Fund Operating Expenses    3.34%
     Fee Reduction and/or Expense
       Reimbursement..............................   1.64

                                     Net Expenses    1.70%

* The Manager has contractually agreed to reduce its fees and/or pay expenses of the Fund for an indefinite period to insure the Total Fund Operating
     Expenses will not exceed 1.70%. The Manager reserves the right to be reimbursed for any waiver of its fees or expenses paid on behalf of the Fund if the Fund's expenses are less than the contractual limit. The Board of Directors may terminate this expense reimbursement arrangement at any time.


Examples
The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:


           1 Year    3 Years

             $173     $536


SMALLCAP S&P 600 INDEX FUND
The Fund seeks long-term growth of capital.

Main Strategies
Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies that compose the Standard & Poor's* ("S&P") SmallCap 600 Index. The Sub-Advisor, Invista, attempts to mirror the investment performance of the index by allocating the Fund's assets in approximately the same weightings as the S&P SmallCap 600. The S&P SmallCap 600 is an unmanaged index of 600 domestic stocks chosen for market size, liquidity and industry group representation. Each stock is weighted by its market capitalization which means larger companies have greater representation in the index than smaller ones. Over the long-term, Invista seeks a very close correlation between performance of the Fund, before expenses, and that of the S&P SmallCap 600. It is unlikely that a perfect correlation of 1.00 will be achieved.

The Fund uses an indexing strategy and is not managed according to traditional methods of "active" investment management. Active management would include buying and selling securities based on economic, financial and investment judgement. Instead, the Fund uses a passive investment approach. Rather than judging the merits of a particular stock in selecting investments, Invista focuses on tracking the S&P SmallCap 600. Invista may also use stock index futures as a substitute for the sale or purchase of securities. It does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of poor stock performance.

The correlation between Fund and index performance may be affected by the Fund's expenses, changes in securities markets, changes in the composition of the index and the timing of purchases and sales of Fund shares. The Fund may invest in futures and options, which could carry additional risks such as losses due to unanticipated market price movements, and could also reduce the opportunity for gain.

Main Risks
Because of the difficulty and expense of executing relatively small stock trades, the Fund may not always be invested in the less heavily weighted S&P SmallCap 600 stocks. At times, the Fund's portfolio may be weighted differently from the S&P SmallCap 600, particularly if the Fund has a small level of assets to invest. In addition, the Fund's ability to match the performance of the S&P SmallCap 600 is affected to some degree by the size and timing of cash flows into and out of the Fund. The Fund attempts to minimize such effects.

Invista reserves the right to omit or remove any of the S&P SmallCap 600 stocks from the Fund if it determines that the stock is not sufficiently liquid. In addition, a stock might be excluded or removed from the Fund if extraordinary events or financial conditions lead Invista to believe that it should not be a part of the Fund's assets.

Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility (wide, rapid fluctuations), which is the principal risk of investing in the Fund.

Investments in companies with smaller market capitalizations may involve greater risks and price volatility than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

The net asset value of the Fund's shares is based on the values of the securities it holds. The value of the stocks owned by the Fund changes on a daily basis. The current share price reflects the activities of individual companies as well as general market and economic conditions. In the short-term, stock prices can fluctuate dramatically in response to these factors. The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies and may underperform as compared to the securities of larger companies. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive rather than active management style.

  * "Standard & Poor's SmallCap 600" and "S&P SmallCap 600" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed by the Manager. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.


Because the inception date of Class J shares is March 2001, only limited historical performance data is available. The return for the period from March 1, 2001 through March 31, 2001 is -5.21%.

Fund Operating Expenses*

                                                    Class J

     Management Fees.............................    0.15%
     12b-1 Fees...................................   0.50
     Other Expenses...............................   2.09

                    Total Fund Operating Expenses    2.74%
     Fee Reduction and/or Expense
       Reimbursement..............................   1.64

                                     Net Expenses    1.10%

* The Manager has contractually agreed to reduce its fees and/or pay expenses of the Fund for an indefinite period to insure the Total Fund Operating
     Expenses will not exceed 1.10%. The Manager reserves the right to be reimbursed for any waiver of its fees or expenses paid on behalf of the Fund if the Fund's expenses are less than the contractual limit. The Board of Directors may terminate this expense reimbursement arrangement at any time.

Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:


           1 Year    3 Years

             $112     $350


SMALLCAP VALUE FUND
The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 65% of its assets in companies with a market capitalization of $1.5 billion or less at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies. Up to 25% of Fund assets may be invested in foreign securities.

The Fund specializes in stocks of small-sized companies that are undervalued at the time of purchase. These stocks are often characterized by below-average stock price/earnings ratios and above-average dividend yields. The Sub-Advisor, Invista, selects the Fund's investments primarily on the basis of fundamental security analysis, focusing on the company's financial stability, sales, earnings, dividend trends, return on equity and industry trends. The Fund often invests in stocks considered temporarily out of favor. Investors often overreact to bad news and do not respond quickly to good news. This results in undervalued stocks of the type held by this Fund.

Invista focuses its stock selections on established companies that it believes have a sustainable competitive advantage. Invista constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, small capitalization value stocks, may underperform compared to the equity markets as a whole. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise and fall, the Fund's share price changes. The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid and large-sized companies and may underperform as compared to the securities of larger companies. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.

Because the inception date of Class J shares is March 2001, only limited historical performance data is available. The return for the period from March 1, 2001 through March 31, 2001 is -2.08%.

Fund Operating Expenses*

                                                    Class J

     Management Fees.............................    0.75%
     12b-1 Fees...................................   0.50
     Other Expenses...............................   2.09

                    Total Fund Operating Expenses    3.34%
     Fee Reduction and/or Expense
       Reimbursement..............................   1.64

                                     Net Expenses    1.70%

* The Manager has contractually agreed to reduce its fees and/or pay expenses of the Fund for an indefinite period to insure the Total Fund Operating
     Expenses will not exceed 1.70%. The Manager reserves the right to be reimbursed for any waiver of its fees or expenses paid on behalf of the Fund if the Fund's expenses are less than the contractual limit. The Board of Directors may terminate this expense reimbursement arrangement at any time.


Examples
The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

           1 Year    3 Years

             $173     $536


TECHNOLOGY FUND
The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests primarily in common stocks and other securities of technology and telecommunications companies domiciled in any of the nations of the world. The Sub-Advisor, BT believes that as markets are becoming increasingly globalized, companies can no longer be researched on a purely regional basis. Companies are increasingly influenced by global, not just local trends, and for this reason BT believes that analysis and research needs to be conducted in a global context. BT considers companies in a broad range of technology-related industries, generally including: computers; software and peripheral products; electronics; communications equipment and services; and information services.

BT selects securities for the Fund based on its own global investment research. The research program is focused on three key criteria:

o business franchise - considering factors such as the company's relationship with its suppliers and customers, the degree of rivalry with competitors as well as the exposure to regulatory and technological risk;
o quality of management - assessing the company's management on its ability to execute current business plans, manage the capital invested in the business as well as the level of transparency with respect to strategy and operations; and
o business valuation - determining the private market or `true business value' of the firm.

BT's qualitative analysis is complemented by disciplined valuation techniques. These include proprietary models as well as conventional market measurements and industry specific models of relative value. This analytical framework ensures consistency and transparency throughout the research process. Portfolios are constructed and managed within predetermined guidelines that are regularly monitored by BT.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility.

In addition, foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. Foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

The Fund may invest in securities of companies with small to medium market capitalizations. While small companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risk and should be considered speculative. Small to mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. Historically, these securities have fluctuated in price more than larger company securities, especially over the short-term.

The Fund is also subject to the risk that its principal market segment, technology stocks, may underperform compared to other market segments or to the equity markets as a whole. The competitive pressures of advancing technology and the number of companies and product offerings which continue to expand could cause technology companies to become increasingly sensitive to short product cycles and aggressive pricing. To the extent that the Fund's investments are concentrated in issuers conducting business in the same industry, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that industry.

The Fund is a non-diversified investment company, as defined in the Investment Company Act of 1940, which means that a relatively high percentage of assets of the Fund may be invested in stocks of a limited number of issuers. The share price of the Fund may be more volatile than the share price of a diversified fund. The value of the shares of the Fund may be more susceptible to a single economic, political or regulatory occurrence than the shares of a diversified investment company.

Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.

The net asset value of the Fund's shares is based on the values of the securities it holds. The value of the stocks owned by the Fund changes on a daily basis. In the short-term, stock prices can fluctuate dramatically in response to these factors. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital in the technology and telecommunications sector and who are able to assume the increased risks of higher price volatility associated with such investments. In addition, an investor must be able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.


Because the inception date of Class J shares is March 2001, only limited historical performance data is available. The return for the period from March 1, 2001 through March 31, 2001 is -13.29%.

Fund Operating Expenses*

                                                    Class J

     Management Fees.............................    1.00%
     12b-1 Fees...................................   0.50
     Other Expenses...............................   2.09

                    Total Fund Operating Expenses    3.59%
     Fee Reduction and/or Expense
       Reimbursement..............................   1.64

                                     Net Expenses    1.95%

* The Manager has contractually agreed to reduce its fees and/or pay expenses of the Fund for an indefinite period to insure the Total Fund Operating
     Expenses will not exceed 1.95%. The Manager reserves the right to be reimbursed for any waiver of its fees or expenses paid on behalf of the Fund if the Fund's expenses are less than the contractual limit. The Board of Directors may terminate this expense reimbursement arrangement at any time.


Examples
The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:


           1 Year    3 Years

             $198     $612


EUROPEAN FUND
The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests primarily in equity securities of companies domiciled or in the opinion of the Sub-Advisor, BT, having their core business in Europe. The Fund may also invest in other securities of such companies. The Fund offers an opportunity to invest in a region with a wide spread of industries and in companies which, in the opinion of BT, may be undervalued.

The Fund invests in securities listed on foreign or domestic securities exchanges, securities traded in foreign or domestic over-the-counter markets and depositary receipts. Under normal market conditions, the Fund invests at least 65% of its assets in European securities. These include securities of:

o    companies organized under the laws of European countries;
o companies for which the principal securities trading market is in a European country; and
o companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from either goods or services produced or sales made in European countries.

The global equity investment philosophy of BT is to exploit market inefficiencies that arise from differing interpretations of market information. As a result, in BT's view, a company's share price does not always represent its true "business value." BT actively invests in those companies that it believes have been mispriced by investment markets. In order to exploit these inefficiencies successfully, BT seeks to enhance investment returns through:

o rigorous proprietary stock research which enables their analysts to understand the:
     o    quality of the company;
     o    nature of its management;
     o    nature of its industry competition; and
     o    business valuation - the true "business value" of the company;
o    maintaining global coverage within the universe of investment choices; and
o    maintaining a medium-term focus.

As a result, the Fund's portfolio reflects the opportunities presented by mispriced companies that offer the potential for strong, long-term investment returns with an acceptable level of investment risk.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility. In addition, foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. Foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.

The Fund anticipates that its portfolio turnover may, on occasion, exceed 100%. Turnover rates in excess of 100% generally result in higher transaction costs and may have an adverse impact on Fund performance.

The Fund may invest in securities of companies with small to medium market capitalizations. While small companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risk and should be considered speculative. Small to mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. Historically, these securities have fluctuated in price more than larger company securities, especially over the short-term.

The net asset value of the Fund's shares is based on the values of the securities it holds. The value of the stocks owned by the Fund changes on a daily basis. In the short-term, stock prices can fluctuate dramatically in response to these factors. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital in European markets who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.


Because the inception date of Class J shares is March 2001, only limited historical performance data is available. The return for the period from March 1, 2001 through March 31, 2001 is -8.11%.

Fund Operating Expenses*

                                                    Class J

     Management Fees.............................    1.35%
     12b-1 Fees...................................   0.50
     Other Expenses...............................   2.09

                    Total Fund Operating Expenses    3.94%
     Fee Reduction and/or Expense
       Reimbursement..............................   1.64

                                     Net Expenses    2.30%

* The Manager has contractually agreed to reduce its fees and/or pay expenses of the Fund for an indefinite period to insure the Total Fund Operating
     Expenses will not exceed 2.30%. The Manager reserves the right to be reimbursed for any waiver of its fees or expenses paid on behalf of the Fund if the Fund's expenses are less than the contractual limit. The Board of Directors may terminate this expense reimbursement arrangement at any time.


Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

           1 Year    3 Years

             $198     $612


INTERNATIONAL EMERGING MARKETS FUND
The Fund seeks long-term growth of capital.

Main Strategies
The Fund seeks to achieve its objective by investing in common stocks of companies in emerging market countries. For this Fund, the term "emerging market country" means any country which is considered to be an emerging country by the international financial community (including the International Bank for Reconstruction and Development (also known as the World Bank) and the International Financial Corporation). These countries generally include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe. Investing in many emerging market countries is not feasible or may involve unacceptable political risk. Invista, the Sub-Advisor, focuses on those emerging market countries that it believes have strongly developing economies and markets which are becoming more sophisticated.

Under normal conditions, at least 65% of the Fund's assets are invested in emerging market country equity securities. The Fund invests in securities of:
o companies with their principal place of business or principal office in emerging market countries;
o companies for which the principal securities trading market is an emerging market country; or
o companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from either goods or services produced in emerging market countries or sales made in emerging market countries.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility. In addition, foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. Foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.

Investments in emerging market countries involve special risks. Certain emerging market countries have historically experienced, and may continue to experience, certain economic problems. These may include: high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of debt, balance of payments and trade difficulties, and extreme poverty and unemployment.

The Fund may invest in securities of companies with small to medium market capitalizations. While small companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risk and should be considered speculative. Small to mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. Historically, these securities have fluctuated in price more than larger company securities, especially over the short-term.

The net asset value of the Fund's shares is based on the values of the securities it holds. The value of the stocks owned by the Fund changes on a daily basis. The current share price reflects the activities of individual companies as well as general market and economic conditions. In the short-term, stock prices can fluctuate dramatically in response to these factors. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

The Fund anticipates that its portfolio turnover will typically range from 200% to 300%. Turnover rates in excess of 100% generally result in higher transaction costs and a possible increase in short-term capital gains (or losses).

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital in securities of emerging market countries who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

Because the inception date of Class J shares is March 2001, only limited historical performance data is available. The return for the period from March 1, 2001 through March 31, 2001 is -9.17%.

Fund Operating Expenses*

                                                    Class J

     Management Fees.............................    0.90%
     12b-1 Fees...................................   0.50
     Other Expenses...............................   2.09

                    Total Fund Operating Expenses    3.49%
     Fee Reduction and/or Expense
       Reimbursement..............................   1.64

                                     Net Expenses    1.85%

* The Manager has contractually agreed to reduce its fees and/or pay expenses of the Fund for an indefinite period to insure the Total Fund Operating
     Expenses will not exceed 1.85%. The Manager reserves the right to be reimbursed for any waiver of its fees or expenses paid on behalf of the Fund if the Fund's expenses are less than the contractual limit. The Board of Directors may terminate this expense reimbursement arrangement at any time.


Examples
The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

           1 Year    3 Years

             $233     $718


INTERNATIONAL FUND I
The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests in a portfolio of equity securities of companies domiciled in any of the nations of the world. The Fund invests in securities of:
o companies with their principal place of business or principal office outside the U.S.;
o companies for which the principal securities trading market is outside the U.S.; and
o companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from goods or services produced or sales made outside the U.S.

The Fund has no limitation on the percentage of assets that are invested in any one country or denominated in any one currency. However under normal market conditions, the Fund intends to have at least 65% of its assets invested in companies in at least three different countries. One of those countries may be the U.S. though currently the Fund does not intend to invest in equity securities of U.S. companies.

Investments may be made anywhere in the world. Primary consideration is given to securities of corporations of Western Europe, North America and Australasia
(Australia, Japan and Far East Asia). Changes in investments are made as prospects change for particular countries, industries or companies.

In choosing investments for the Fund, the Sub-Advisor, Invista, pays particular attention to the long-term earnings prospects of the various companies under consideration. Invista then weighs those prospects relative to the price of the security.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility. In addition, foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. Foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.

The Fund may invest in securities of companies with small to medium market capitalizations. While small companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risk and should be considered speculative. Small to mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. Historically, these securities have fluctuated in price more than larger company securities, especially over the short-term.

The net asset value of the Fund's shares is based on the values of the securities it holds. The value of the stocks owned by the Fund changes on a daily basis. The current share price reflects the activities of individual companies as well as general market and economic conditions. In the short-term, stock prices can fluctuate dramatically in response to these factors. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital in markets outside of the U.S. who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.


Because the inception date of Class J shares is March 2001, only limited historical performance data is available. The return for the period from March 1, 2001 through March 31, 2001 is -8.81%.

Fund Operating Expenses*

                                                    Class J

     Management Fees.............................    0.90%
     12b-1 Fees...................................   0.50
     Other Expenses...............................   2.09

                    Total Fund Operating Expenses    3.49%
     Fee Reduction and/or Expense
       Reimbursement..............................   1.64

                                     Net Expenses    1.85%

* The Manager has contractually agreed to reduce its fees and/or pay expenses of the Fund for an indefinite period to insure the Total Fund Operating
     Expenses will not exceed 1.85%. The Manager reserves the right to be reimbursed for any waiver of its fees or expenses paid on behalf of the Fund if the Fund's expenses are less than the contractual limit. The Board of Directors may terminate this expense reimbursement arrangement at any time.

Examples
The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

           1 Year    3 Years

             $188     $582


INTERNATIONAL FUND II
The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests in common stocks and other securities of companies domiciled in any of the nations of the world. The Fund invests in securities listed on foreign or domestic securities exchanges, securities traded in foreign or domestic over-the-counter markets and depositary receipts. It purchases securities of:

o companies with their principal place of business or principal offices outside the U.S.;
o companies for which the principal securities trading market is outside the U.S.; or
o companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from either goods or services produced or sales made outside the U.S.

The Sub-Advisor, BT, selects securities for the Fund based on its own global investment research. The research program is focused on three key criteria:
o business franchise - considering factors such as the company's relationship with its suppliers and customers, the degree of rivalry with competitors as well as the exposure to regulatory and technological risk;
o quality of management - assessing the company's management on its ability to execute current business plans, manage the capital invested in the business as well as the level of transparency with respect to strategy and operations; and
o business valuation - determining the private market or `true business value' of the firm.

BT's qualitative analysis is complemented by disciplined valuation techniques. These include proprietary models as well as conventional market measurements and industry specific models of relative value. This analytical framework ensures consistency and transparency throughout the research process. Portfolios are constructed and managed within predetermined guidelines that are regularly monitored by BT.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility.

In addition, foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. Foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.

The Fund may invest in securities of companies with small to medium market capitalizations. While small companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risk and should be considered speculative. Small to mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. Historically, these securities have fluctuated in price more than larger company securities, especially over the short-term.

The net asset value of the Fund's shares is based on the values of the securities it holds. The value of the stocks owned by the Fund changes on a daily basis. In the short-term, stock prices can fluctuate dramatically in response to these factors. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking growth of capital in markets outside of the U.S. who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.


Because the inception date of Class J shares is March 2001, only limited historical performance data is available. The return for the period from March 1, 2001 through March 31, 2001 is -7.41%.

Fund Operating Expenses*

                                                    Class J

     Management Fees.............................    1.00%
     12b-1 Fees...................................   0.50
     Other Expenses...............................   2.09

                    Total Fund Operating Expenses    3.59%
     Fee Reduction and/or Expense
       Reimbursement..............................   1.64

                                     Net Expenses    1.95%

* The Manager has contractually agreed to reduce its fees and/or pay expenses of the Fund for an indefinite period to insure the Total Fund Operating
     Expenses will not exceed 1.95%. The Manager reserves the right to be reimbursed for any waiver of its fees or expenses paid on behalf of the Fund if the Fund's expenses are less than the contractual limit. The Board of Directors may terminate this expense reimbursement arrangement at any time.


Examples
The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:


           1 Year    3 Years

             $198     $612


INTERNATIONAL SMALLCAP FUND
The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests primarily in equity securities of non-U.S. companies with comparatively smaller market capitalizations. Under normal market conditions, the Fund invests at least 65% of its assets in securities of companies having market capitalizations of $1.5 billion or less at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Fund invests in securities of:
o companies with their principal place of business or principal office outside the U.S.;
o companies for which the principal securities trading market is outside the U.S.; and
o companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from goods or services produced or sales made outside the U.S.

The Sub-Advisor, Invista, diversifies the Fund's investments geographically. There is no limitation on the percentage of assets that may be invested in one country or denominated in any one currency. However, under normal market circumstances, the Fund intends to invest at least 65% of its assets in securities of companies of at least three countries.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility. In addition, foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. Foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.

The Fund may invest in securities of companies with small to medium market capitalizations. While small companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risk and should be considered speculative. Small to mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. Historically, these securities have fluctuated in price more than larger company securities, especially over the short-term.

The net asset value of the Fund's shares is based on the values of the securities it holds. The value of the stocks owned by the Fund changes on a daily basis. The current share price reflects the activities of individual companies as well as general market and economic conditions. In the short-term, stock prices can fluctuate dramatically in response to these factors. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital in smaller companies outside of the U.S. who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

Because the inception date of Class J shares is March 2001, only limited historical performance data is available. The return for the period from March 1, 2001 through March 31, 2001 is -9.67%.

Fund Operating Expenses*

                                                    Class J

     Management Fees.............................    1.20%
     12b-1 Fees...................................   0.50
     Other Expenses...............................   2.09

                    Total Fund Operating Expenses    3.79%
     Fee Reduction and/or Expense
       Reimbursement..............................   1.64

                                     Net Expenses    2.15%

* The Manager has contractually agreed to reduce its fees and/or pay expenses of the Fund for an indefinite period to insure the Total Fund Operating
     Expenses will not exceed 2.15%. The Manager reserves the right to be reimbursed for any waiver of its fees or expenses paid on behalf of the Fund if the Fund's expenses are less than the contractual limit. The Board of Directors may terminate this expense reimbursement arrangement at any time.


Examples
The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

           1 Year    3 Years

             $218     $673


PACIFIC BASIN FUND
The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests primarily in equity securities (or other securities with equity characteristics) of issuers located in the Pacific Basin region, including Japan. The Fund invests in securities listed on foreign or domestic securities exchanges, securities traded in foreign or domestic over-the-counter markets and depositary receipts. Under normal market conditions, the Fund invests at least 65% of its assets in such securities. The Fund's investments are generally diversified among securities of issuers of several Pacific Basin countries, which include but are not limited to: Australia, China, Hong Kong, India, Indonesia, Japan, Malaysia, New Zealand, Singapore, Sri Lanka, South Korea, Thailand, Taiwan and Vietnam. These include securities of:

o    companies organized under the laws of Pacific Basin countries;
o companies for which the principal securities trading market is in a Pacific Basin country; and
o companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from either goods or services produced or sales made in Pacific Basin countries.

Under normal market conditions, the Fund intends to have at least 65% of its assets invested in companies in Pacific Basin countries and may have a significant portion of its assets invested in securities of issuers in Japan. Criteria for determining the distribution of investments include the prospects for relative growth among foreign countries, expected levels of inflation, government policies influencing business conditions and the range of opportunities available to international investors.

The global equity investment philosophy of BT, the Sub-Advisor, is to exploit market inefficiencies that arise from differing interpretations of market information. As a result, in BT's view, a company's share price does not always represent its true "business value." BT actively invests in those companies that it believes have been mispriced by investment markets. In order to exploit these inefficiencies successfully, BT seeks to enhance investment returns through:

o rigorous proprietary stock research which enables their analysts to understand the:
     o    quality of the company;
     o    nature of its management;
     o    nature of its industry competition; and
     o    business  valuation  - the true  "business  value" of the  company;
o    maintaining global coverage within the universe of investment choices; and
o    maintaining a medium-term focus.

As a result, the Fund's portfolio reflects the opportunities presented by mispriced companies that offer the potential for strong, long-term investment returns with an acceptable level of investment risk.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility. In addition, foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. Foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.

The Fund anticipates that its portfolio turnover may, on occasion, exceed 100%. Turnover rates in excess of 100% generally result in higher transaction costs and may have an adverse impact on Fund performance.

The Fund may invest in securities of companies with small to medium market capitalizations. While small companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risk and should be considered speculative. Small to mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. Historically, these securities have fluctuated in price more than larger company securities, especially over the short-term.

The net asset value of the Fund's shares is based on the values of the securities it holds. The value of the stocks owned by the Fund changes on a daily basis. The current share price reflects the activities of individual companies as well as general market and economic conditions. In the short-term, stock prices can fluctuate dramatically in response to these factors. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

To the extent that the assets of the Fund are concentrated in securities of issuers in Japan, the value of the shares of the Fund may be more susceptible to a single economic, political or regulatory occurrence than shares of a Fund less concentrated in a single country.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital in Pacific Basin markets who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

Because the inception date of Class J shares is March 2001, only limited historical performance data is available. The return for the period from March 1, 2001 through March 31, 2001 is -3.79%.

Fund Operating Expenses*

                                                    Class J

     Management Fees.............................    1.00%
     12b-1 Fees...................................   0.50
     Other Expenses...............................   2.09

                    Total Fund Operating Expenses    3.59%
     Fee Reduction and/or Expense
       Reimbursement..............................   1.59

                                     Net Expenses    2.00%

* The Manager has contractually agreed to reduce its fees and/or pay expenses of the Fund for an indefinite period to insure the Total Fund Operating
     Expenses will not exceed 2.00%. The Manager reserves the right to be reimbursed for any waiver of its fees or expenses paid on behalf of the Fund if the Fund's expenses are less than the contractual limit. The Board of Directors may terminate this expense reimbursement arrangement at any time.


Examples
The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

           1 Year    3 Years

             $203     $627


LIFETIME 2010 FUND
The Fund seeks a total return consisting of long-term growth of capital and current income.

Main Strategies
To pursue its goal, the Fund invests in shares of other Principal Investors Funds (the "underlying funds") which are described in this prospectus. The underlying funds are intended to give the Fund broad exposure to the domestic and foreign equity and fixed-income markets. At any time, the Sub-Advisor, Invista, may add or substitute underlying funds in which the Fund invests.

Currently, approximately 40% of the Fund's assets are invested in equity securities and 60% in fixed-income securities. In deciding how to allocate the Fund's assets among the underlying funds, Invista considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund.

Over time, shifts in the allocations to the underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years. Invista intends to allocate the Fund's assets so that approximately five to ten years after the year 2010, the Fund's asset allocation in the underlying funds matches the asset allocation of the LifeTime Strategic Income Fund. At that time, the Fund may be combined with the LifeTime Strategic Income Fund. The Board of Directors would need to determine at the time of the proposed combination that the combining of the funds is in the best interests of the funds' shareholders.

Main Risks
The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them.

The Fund's broad diversification is designed to cushion severe losses in any one investment sector and moderate the Fund's overall price swings. However, the Fund's share prices will fluctuate as the prices of the underlying funds rise or fall with changing market conditions.

Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. A company in which a particular underlying fund invests may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of the securities issued by such companies may decline. In addition, Invista's assessment of the potential growth of underlying funds held by the Fund may prove incorrect, resulting in losses or poor performance even in a rising market. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

In addition to the general stock market, certain underlying funds have additional risks. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. To the extent an underlying fund invests in foreign securities, it is also subject to the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

The values of the fixed-income securities in which certain underlying funds invest change daily. Their prices reflect changes in interest rates, market conditions and announcements of other economic, political of financial information. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.

Investor Profile
The Fund is generally a suitable investment for investors expecting to retire around the year 2010 or fund a cashflow need in the year 2010.

As the inception date of Class J shares of the Fund is June 2001, historical performance is not available.

As of June 1, 2001 the Fund's assets were allocated among the following underlying funds as follows:
Bond & Mortgage Securities      27%    Partners LargeCap Growth I           4%
Government Securities           18     Partners LargeCap Value              7
High-Quality Short-Term Bond    15     Partners SmallCap Growth I           2
International I                  8     SmallCap Growth                      2
LargeCap Growth                  6     SmallCap Value                       4
LargeCap Value                   7

Based on this allocation, the weighted average management fee of the underlying funds is 0.57%. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.

Fund Operating Expenses*

                                                    Class J

     Management Fees**...........................    0.1225%
     12b-1 Fees...................................   0.5000
     Other Expenses...............................   2.0900

                    Total Fund Operating Expenses    2.7125%
     Fee Reduction and/or Expense
       Reimbursement..............................   1.6625

                                     Net Expenses    1.0500%

* The Manager has contractually agreed to reduce its fees and/or pay expenses of the Fund for an indefinite period to insure the Total Fund Operating
     Expenses will not exceed 1.05%. The Manager reserves the right to be reimbursed for any waiver of its fees or expenses paid on behalf of the Fund if the Fund's expenses are less than the contractual limit. The Board of Directors may terminate this expense reimbursement arrangement at any time.

** TheFund as a shareholder in the underlying funds, indirectly bears its pro rata share of the management fees incurred by each underlying fund. The Fund's investment return is net of the underlying funds' management fees. The management fee of each potential underlying fund is shown with the description of that fund.


Examples
The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:


           1 Year    3 Years


             $107     $334



LIFETIME 2020 FUND
The Fund seeks a total return consisting of long-term growth of capital and current income.

Main Strategies
To pursue its goal, the Fund invests in shares of other Principal Investors Funds (the "underlying funds") which are described in this prospectus. The underlying funds are intended to give the Fund broad exposure to the domestic and foreign equity and fixed-income markets. At any time, the Sub-Advisor, Invista, may add or substitute underlying funds in which the Fund invests.

Currently, approximately 50% of the Fund's assets are invested in equity securities and 50% in fixed-income securities. In deciding how to allocate the Fund's assets among the underlying funds, Invista considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund.

Over time, shifts in the allocations to the underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years. Invista intends to allocate the Fund's assets so that approximately five to ten years after the year 2020, the Fund's asset allocation in the underlying funds matches the asset allocation of the LifeTime Strategic Income Fund. At that time, the Fund may be combined with the LifeTime Strategic Income Fund. The Board of Directors would need to determine at the time of the proposed combination that the combining of the funds is in the best interests of the funds' shareholders.

Main Risks
The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them.

The Fund's broad diversification is designed to cushion severe losses in any one investment sector and moderate the Fund's overall price swings. However, the Fund's share prices will fluctuate as the prices of the underlying funds rise or fall with changing market conditions.

Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. A company in which a particular underlying fund invests may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of the securities issued by such companies may decline. In addition, Invista's assessment of the potential growth of underlying funds held by the Fund may prove incorrect, resulting in losses or poor performance even in a rising market. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

In addition to the general stock market, certain underlying funds have additional risks. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. To the extent an underlying fund invests in foreign securities, it is also subject to the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

The values of the fixed-income securities in which certain underlying funds invest change daily. Their prices reflect changes in interest rates, market conditions and announcements of other economic, political of financial information. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.

Investor Profile
The Fund is generally a suitable investment for investors expecting to retire around the year 2020 or fund a cashflow need in the year 2020.

As the inception date of Class J shares of the Fund is June 2001, historical performance is not available.


As of June 1, 2001 the Fund's assets were allocated among the following underlying funds as follows:
Bond & Mortgage Securities       30%     Partners LargeCap Growth I        6%
Government Securities            20      Partners LargeCap Value           8
International Emerging Markets    2      Partners SmallCap Growth I        2
International I                   8      SmallCap Growth                   3
LargeCap Growth                   7      SmallCap Value                    5
LargeCap Value                    9


Based on this allocation, the weighted average management fee of the underlying funds is 0.62%. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.

Fund Operating Expenses*

                                                    Class J

     Management Fees**...........................    0.1225%
     12b-1 Fees...................................   0.5000
     Other Expenses...............................   2.0900

                    Total Fund Operating Expenses    2.7125%
     Fee Reduction and/or Expense
       Reimbursement..............................   1.6625

                                     Net Expenses    1.0500%

* The Manager has contractually agreed to reduce its fees and/or pay expenses of the Fund for an indefinite period to insure the Total Fund Operating
     Expenses will not exceed 1.05%. The Manager reserves the right to be reimbursed for any waiver of its fees or expenses paid on behalf of the Fund if the Fund's expenses are less than the contractual limit. The Board of Directors may terminate this expense reimbursement arrangement at any time.

** The Fund as a shareholder in the underlying funds, indirectly bears its pro rata share of the management fees incurred by each underlying fund. The Fund's investment return is net of the underlying funds' management fees. The management fee of each potential underlying fund is shown with the description of that fund.


Examples
The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:


           1 Year    3 Years
             $107     $334


LIFETIME 2030 FUND
The Fund seeks a total return consisting of long-term growth of capital and current income.

Main Strategies
To pursue its goal, the Fund invests in shares of other Principal Investors Funds (the "underlying funds") which are described in this prospectus. The underlying funds are intended to give the Fund broad exposure to the domestic and foreign equity and fixed-income markets. At any time, the Sub-Advisor, Invista, may add or substitute underlying funds in which the Fund invests.

Currently, approximately 60% of the Fund's assets are invested in equity securities and 40% in fixed-income securities. In deciding how to allocate the Fund's assets among the underlying funds, Invista considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund.

Over time, shifts in the allocations to the underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years. Invista intends to allocate the Fund's assets so that approximately five to ten years after the year 2030, the Fund's asset allocation in the underlying funds matches the asset allocation of the LifeTime Strategic Income Fund. At that time, the Fund may be combined with the LifeTime Strategic Income Fund. The Board of Directors would need to determine at the time of the proposed combination that the combining of the funds is in the best interests of the funds' shareholders.

Main Risks
The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them.

The Fund's broad diversification is designed to cushion severe losses in any one investment sector and moderate the Fund's overall price swings. However, the Fund's share prices will fluctuate as the prices of the underlying funds rise or fall with changing market conditions.

Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. A company in which a particular underlying fund invests may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of the securities issued by such companies may decline. In addition, Invista's assessment of the potential growth of underlying funds held by the Fund may prove incorrect, resulting in losses or poor performance even in a rising market. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

In addition to the general stock market, certain underlying funds have additional risks. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. To the extent an underlying fund invests in foreign securities, it is also subject to the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

The values of the fixed-income securities in which certain underlying funds invest change daily. Their prices reflect changes in interest rates, market conditions and announcements of other economic, political of financial information. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.

Investor Profile
The Fund is generally a suitable investment for investors expecting to retire around the year 2030 or fund a cashflow need in the year 2030.

As the inception date of Class J shares of the Fund is June 2001, historical performance is not available.

As of June 1, 2001 the Fund's assets were allocated among the following underlying funds as follows:
Bond & Mortgage Securities        24%    Partners LargeCap Growth I         7%
Government Securities             16     Partners LargeCap Value           11
International Emerging Markets     2     Partners SmallCap Growth I         3
International I                   10     SmallCap Growth                    3
LargeCap Growth                    8     SmallCap Value                     6
LargeCap Value                    10

Based on this allocation, the weighted average management fee of the underlying funds is 0.64%. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.

Fund Operating Expenses*

                                                    Class J

     Management Fees**...........................    0.1225%
     12b-1 Fees...................................   0.5000
     Other Expenses...............................   2.0900

                    Total Fund Operating Expenses    2.7125%
     Fee Reduction and/or Expense
       Reimbursement..............................   1.6625

                                     Net Expenses    1.0500%

* The Manager has contractually agreed to reduce its fees and/or pay expenses of the Fund for an indefinite period to insure the Total Fund Operating
     Expenses will not exceed 1.05%. The Manager reserves the right to be reimbursed for any waiver of its fees or expenses paid on behalf of the Fund if the Fund's expenses are less than the contractual limit. The Board of Directors may terminate this expense reimbursement arrangement at any time.
** The Fund as a shareholder in the underlying funds, indirectly bears its pro rata share of the management fees incurred by each underlying fund. The Fund's investment return is net of the underlying funds' management fees. The management fee of each potential underlying fund is shown with the description of that fund.


Examples
The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

           1 Year    3 Years


             $107     $334


LIFETIME 2040 FUND
The Fund seeks a total return consisting of long-term growth of capital and current income.

Main Strategies
To pursue its goal, the Fund invests in shares of other Principal Investors Funds (the "underlying funds") which are described in this prospectus. The underlying funds are intended to give the Fund broad exposure to the domestic and foreign equity and fixed-income markets. At any time, the Sub-Advisor, Invista, may add or substitute underlying funds in which the Fund invests.

Currently, approximately 70% of the Fund's assets are invested in equity securities and 30% in fixed-income securities. In deciding how to allocate the Fund's assets among the underlying funds, Invista considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund.

Over time, shifts in the allocations to the underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years. Invista intends to allocate the Fund's assets so that approximately five to ten years after the year 2040, the Fund's asset allocation in the underlying funds matches the asset allocation of the LifeTime Strategic Income Fund. At that time, the Fund may be combined with the LifeTime Strategic Income Fund. The Board of Directors would need to determine at the time of the proposed combination that the combining of the funds is in the best interests of the funds' shareholders.

Main Risks
The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them.

The Fund's broad diversification is designed to cushion severe losses in any one investment sector and moderate the Fund's overall price swings. However, the Fund's share prices will fluctuate as the prices of the underlying funds rise or fall with changing market conditions.

Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. A company in which a particular underlying fund invests may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of the securities issued by such companies may decline. In addition, Invista's assessment of the potential growth of underlying funds held by the Fund may prove incorrect, resulting in losses or poor performance even in a rising market. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

In addition to the general stock market, certain underlying funds have additional risks. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. To the extent an underlying fund invests in foreign securities, it is also subject to the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

The values of the fixed-income securities in which certain underlying funds invest change daily. Their prices reflect changes in interest rates, market conditions and announcements of other economic, political of financial information. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.

Investor Profile
The Fund is generally a suitable investment for investors expecting to retire around the year 2040 or fund a cashflow need in the year 2040. As the inception date of Class J shares of the Fund is June 2001, historical performance is not available.


As of June 1, 2001 the Fund's assets were allocated among the following underlying funds as follows:
Bond & Mortgage Securities        18%     LargeCap Value                  12%
Government Securities             12      Partners LargeCap Growth I       9
International Emerging Markets     2      Partners LargeCap Value         12
International I                   10      Partners SmallCap Growth I       3
International SmallCap             2      SmallCap Growth                  4
LargeCap Growth                    9      SmallCap Value                   7


Based on this allocation, the weighted average management fee of the underlying funds is 0.67%. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.

Fund Operating Expenses*

                                                    Class J

     Management Fees**...........................    0.1225%
     12b-1 Fees...................................   0.5000
     Other Expenses...............................   2.0900

                    Total Fund Operating Expenses    2.7125%
     Fee Reduction and/or Expense
       Reimbursement..............................   1.6625

                                     Net Expenses    1.0500%

* The Manager has contractually agreed to reduce its fees and/or pay expenses of the Fund for an indefinite period to insure the Total Fund Operating
     Expenses will not exceed 1.05%. The Manager reserves the right to be reimbursed for any waiver of its fees or expenses paid on behalf of the Fund if the Fund's expenses are less than the contractual limit. The Board of Directors may terminate this expense reimbursement arrangement at any time.

** TheFund as a shareholder in the underlying funds, indirectly bears its pro rata share of the management fees incurred by each underlying fund. The Fund's investment return is net of the underlying funds' management fees. The management fee of each potential underlying fund is shown with the description of that fund.


Examples
The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

           1 Year    3 Years

             $107     $334


LIFETIME 2050 FUND
The Fund seeks a total return consisting of long-term growth of capital and current income.

Main Strategies
To pursue its goal, the Fund invests in shares of other Principal Investors Funds (the "underlying funds") which are described in this prospectus. The underlying funds are intended to give the Fund broad exposure to the domestic and foreign equity and fixed-income markets. At any time, the Sub-Advisor, Invista, may add or substitute underlying funds in which the Fund invests.

Currently, approximately 80% of the Fund's assets are invested in equity securities and 20% in fixed-income securities. In deciding how to allocate the Fund's assets among the underlying funds, Invista considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund.

Over time, shifts in the allocations to the underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years. Invista intends to allocate the Fund's assets so that approximately five to ten years after the year 2050, the Fund's asset allocation in the underlying funds matches the asset allocation of the LifeTime Income Fund. At that time, the Fund may be combined with the LifeTime Income Fund. The Board of Directors would need to determine at the time of the proposed combination that the combining of the funds is in the best interests of the funds' shareholders.

Main Risks
The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them.

The Fund's broad diversification is designed to cushion severe losses in any one investment sector and moderate the Fund's overall price swings. However, the Fund's share prices will fluctuate as the prices of the underlying funds rise or fall with changing market conditions.

Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. A company in which a particular underlying fund invests may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of the securities issued by such companies may decline. In addition, Invista's assessment of the potential growth of underlying funds held by the Fund may prove incorrect, resulting in losses or poor performance even in a rising market. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

In addition to the general stock market, certain underlying funds have additional risks. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. To the extent an underlying fund invests in foreign securities, it is also subject to the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

The values of the fixed-income securities in which certain underlying funds invest change daily. Their prices reflect changes in interest rates, market conditions and announcements of other economic, political of financial information. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.

Investor Profile
The Fund is generally a suitable investment for investors expecting to retire around the year 2050 or fund a cashflow need in the year 2050.

As the inception date of Class J shares of the Fund is June 2001, historical performance is not available.

As of June 1, 2001 the Fund's assets were allocated among the following underlying funds as follows:
Bond & Mortgage Securities        12%    LargeCap Value                  14%
Government Securities              8     Partners LargeCap Growth I      10
International Emerging Markets     3     Partners LargeCap Value         14
International I                   10     Partners SmallCap Growth I       4
International SmallCap             3     SmallCap Growth                  4
LargeCap Growth                   10     SmallCap Value                   8

Based on this allocation, the weighted average management fee of the underlying funds is 0.70%. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.

Fund Operating Expenses*

                                                    Class J

     Management Fees**...........................    0.1225%
     12b-1 Fees...................................   0.5000
     Other Expenses...............................   2.0900

                    Total Fund Operating Expenses    2.7125%
     Fee Reduction and/or Expense
       Reimbursement..............................   1.6625

                                     Net Expenses    1.0500%

* The Manager has contractually agreed to reduce its fees and/or pay expenses of the Fund for an indefinite period to insure the Total Fund Operating
     Expenses will not exceed 1.05%. The Manager reserves the right to be reimbursed for any waiver of its fees or expenses paid on behalf of the Fund if the Fund's expenses are less than the contractual limit. The Board of Directors may terminate this expense reimbursement arrangement at any time.

** TheFund as a shareholder in the underlying funds, indirectly bears its pro rata share of the management fees incurred by each underlying fund. The Fund's investment return is net of the underlying funds' management fees. The management fee of each potential underlying fund is shown with the description of that fund.


Examples
The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

           1 Year    3 Years


             $107     $334


LIFETIME STRATEGIC INCOME FUND
The Fund seeks high current income.

Main Strategies
To pursue its goal, the Fund invests in shares of other Principal Investors Funds (the "underlying funds") which are described in this prospectus. The Fund allocates its assets in the underlying funds using a moderate allocation strategy that is intended to give the Fund exposure to the domestic and foreign equity and fixed-income markets. At any time, the Sub-Advisor, Invista, may add or substitute underlying funds in which the Fund invests.

Currently, approximately 25% of the Fund's assets are invested in equity securities and 75% in fixed-income securities. In deciding how to allocate the Fund's assets among the underlying funds, Invista considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund.

Main Risks
The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them.

The Fund's broad diversification is designed to moderate the Fund's overall price swings. However, the Fund's share prices will fluctuate as the prices of the underlying funds rise or fall with changing market conditions.

Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. A company in which a particular underlying fund invests may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of the securities issued by such companies may decline. In addition, Invista's assessment of the potential growth of underlying funds held by the Fund may prove incorrect, resulting in losses or poor performance even in a rising market. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

In addition to the general stock market, certain underlying funds have additional risks. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. To the extent an underlying fund invests in foreign securities, it is also subject to the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

The values of the fixed-income securities in which certain underlying funds invest change daily. Their prices reflect changes in interest rates, market conditions and announcements of other economic, political of financial information. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.

Investor Profile
The Fund is generally a suitable investment for investors in retirement.

As the inception date of Class J shares of the Fund is June 2001, historical performance is not available.


As of June 1, 2001 the Fund's assets were allocated among the following underlying funds as follows:
Bond & Mortgage Securities      21%     Money Market                      10%
Government Securities           14      Partners LargeCap Growth I         4
High-Quality Short-Term Bond    25      Partners LargeCap Value            5
International I                  6      Partners SmallCap Growth I         1
LargeCap Growth                  4      SmallCap Growth                    2
LargeCap Value                   5      SmallCap Value                     3


Based on this allocation, the weighted average management fee of the underlying funds is 0.53%. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.
Fund Operating Expenses*

                                                    Class J

     Management Fees**...........................    0.1225%
     12b-1 Fees...................................   0.5000
     Other Expenses...............................   2.0900

                    Total Fund Operating Expenses    2.7125%
     Fee Reduction and/or Expense
       Reimbursement..............................   1.6625

                                     Net Expenses    1.0500%

* The Manager has contractually agreed to reduce its fees and/or pay expenses of the Fund for an indefinite period to insure the Total Fund Operating
     Expenses will not exceed 1.05%. The Manager reserves the right to be reimbursed for any waiver of its fees or expenses paid on behalf of the Fund if the Fund's expenses are less than the contractual limit. The Board of Directors may terminate this expense reimbursement arrangement at any time.
** TheFund as a shareholder in the underlying funds, indirectly bears its pro rata share of the management fees incurred by each underlying fund. The Fund's investment return is net of the underlying funds' management fees. The management fee of each potential underlying fund is shown with the description of that fund.


Examples
The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

           1 Year    3 Years


             $107     $334


THE COSTS OF INVESTING

Fees and Expenses of the Funds
The Class J shares of the Funds are sold without a front-end sales charge. If you sell your Class J shares within 18 months of purchase, a contingent deferred sales charge (CDSC) may be imposed on the shares sold. The CDSC, if any, is determined by multiplying the lesser of the market value at the time of redemption or the initial purchase price of the shares sold by 1.00%.

The CDSC is not imposed on shares:
o    that were purchased pursuant to the Small Amount Force Out program (SAFO);
o redeemed due to a shareholder's death or disability (as defined in the Internal Revenue Code);
o redeemed from retirement plans to satisfy minimum distribution rules under the Internal Revenue Code; or
o sold using a periodic withdrawal plan (up to 10% of the value of the shares (as of the last business day of December of the prior year)).

There is no sales charge on shares purchased with reinvested dividends or other distributions. The Funds do not pay any fees other than those described below and do not pay any other expenses.

Ongoing Fees
Ongoing Fees reduce the value of each share. Because they are ongoing, they increase the cost of investing in the Funds.

Each LifeTime Fund, as a shareholder in the underlying fund, bears its pro rata share of the management fees incurred by each underlying fund. The investment return of each LifeTime Fund is net of the underlying funds' management fee.

Each of the Funds pays ongoing fees to the Manager and others who provide services to the Fund. These fees include:

o Management Fee - Through the Management Agreement with the Fund, the Manager has agreed to provide investment advisory services and corporate administrative services to the Funds.
o Distribution Fee - Each of the Funds has adopted a distribution plan under Rule 12b-1 of the Investment Company Act of 1940 for its Class J shares. These ongoing fees pay distribution expenses for the sale of Fund shares by Princor (the distributor of the Fund) and other selling dealers. Under the plan, the Class J shares of each Fund pays a distribution fee based on the average daily net asset value (NAV) of the Fund. Over time, these fees may exceed other types of sales charges.
o Transfer Agent Fee - The Manager has entered into a Transfer Agency Agreement with the Fund under which the Manager provides transfer agent services to the Class J shares of the Fund. These services are currently provided at cost.
o Portfolio Accounting Services - The Manager has entered into an agreement with the Fund under which the Manager supplies portfolio accounting services. Currently, there is no charge for these services.

Class J shares of the Funds also pay expenses of registering and qualifying shares for sale, the cost of producing and distributing reports and prospectuses to Class J shareholders and the cost of shareholder meetings held solely for Class J shares.

The Manager registers Class J shares with the states and the Fund pays the cost associated with this activity under the terms of the Transfer Agency Agreement for Class J Shares. Currently, the state registration fees have a dramatic impact on the Class J share expense ratios due to the low level of Fund assets. As the assets increase, it is expected that this expense will become a relatively small portion of the overall Fund's operating expenses for this class. The Manager has agreed to pay the state registration expenses, and if necessary other Fund expenses, on an interim basis in order to lower the total operating expense ratio for each Fund's Class J shares. Therefore, the Transfer Agency Agreement for Class J shares has been amended to reflect the Manager's agreement to pay expenses of the Fund. However, the Manager reserves the right to be reimbursed for any expenses paid on behalf of the Fund if the Fund's expenses are less than the limit agreed to by the Fund.


Redemption Fees (Capital Preservation Fund only)
A 2% redemption fee may be assessed when shares of the Capital Preservation Fund are redeemed. See "Shareholder Information - Redemption of Fund Shares."

CERTAIN INVESTMENT STRATEGIES AND RELATED RISKS

The information in this section does not directly apply to the LifeTime Funds. It does apply to the underlying funds in which the LifeTime Funds invest. The Statement of Additional Information (SAI) contains additional information about investment strategies and their related risks.

Securities and Investment Practices
Equity securities include common stocks, preferred stocks, convertible securities, depositary receipts, rights and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and in overall market and economic conditions. Smaller companies are especially sensitive to these factors.

Fixed-income securities include bonds and other debt instruments that are used by issuers to borrow money from investors. The issuer generally pays the investor a fixed, variable or floating rate of interest. The amount borrowed must be repaid at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values.

Fixed-income securities are sensitive to changes in interest rates. In general, fixed-income security prices rise when interest rates fall and fall when interest rates rise. Longer term bonds and zero coupon bonds are generally more sensitive to interest rate changes.

Fixed-income security prices are also affected by the credit quality of the issuer. Investment grade debt securities are medium and high quality securities. Some bonds, such as lower grade or "junk" bonds, may have speculative characteristics and may be particularly sensitive to economic conditions and the financial condition of the issuers.

Repurchase Agreements and Loaned Securities
Each of the Funds may invest a portion of its assets in repurchase agreements. Repurchase agreements typically involve the purchase of debt securities from a financial institution such as a bank, savings and loan association or broker-dealer. A repurchase agreement provides that the Fund sells back to the seller and that the seller repurchases the underlying securities at a specified price on a specific date. Repurchase agreements may be viewed as loans by a Fund collateralized by the underlying securities. This arrangement results in a fixed rate of return that is not subject to market fluctuation while the Fund holds the security. In the event of a default or bankruptcy by a selling financial institution, the affected Fund bears a risk of loss. To minimize such risks, the Fund enters into repurchase agreements only with large, well-capitalized and well-established financial institutions. In addition, the value of the collateral underlying the repurchase agreement is always at least equal to the repurchase price, including accrued interest.

Each  of  the  Funds  may  lend  its  portfolio   securities   to   unaffiliated
broker-dealers and other unaffiliated qualified financial institutions.

Currency Contracts
The Funds may each enter into forward currency contracts, currency futures contracts and options, and options on currencies for hedging and other non-speculative purposes. A forward currency contract involves a privately negotiated obligation to purchase or sell a specific currency at a future date at a price set in the contract. A Fund will not hedge currency exposure to an extent greater than the aggregate market value of the securities held or to be purchased by the Fund (denominated or generally quoted or currently convertible into the currency).

Hedging is a technique used in an attempt to reduce risk. If a Fund's Sub-Advisor hedges market conditions incorrectly or employs a strategy that does not correlate well with the Fund's investment, these techniques could result in a loss. These techniques may increase the volatility of a Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the other party to the transaction does not perform as promised. There is also a risk of government action through exchange controls that would restrict the ability of the Fund to deliver or receive currency.

Forward Commitments
Each of the Funds may enter into forward commitment agreements. These agreements call for the Fund to purchase or sell a security on a future date at a fixed price. Each of the Funds may also enter into contracts to sell its investments either on demand or at a specific interval.

Warrants
Each of the Funds may invest up to 5% of its assets in warrants. A warrant is a certificate granting its owner the right to purchase securities from the issuer at a specified price, normally higher than the current market price.

Risks of High Yield Securities
The Balanced and Bond & Mortgage Securities Funds may each invest in debt securities rated lower than BBB by S&P or Baa by Moody's or, if not rated, determined to be of equivalent quality by the Sub-Advisor. Such securities are sometimes referred to as high yield or "junk bonds" and are considered speculative.

Investment in high yield bonds involves special risks in addition to the risks associated with investment in highly rated debt securities. High yield bonds may be regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Moreover, such securities may, under certain circumstances, be less liquid than higher rated debt securities.

Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher quality debt securities. The ability of a Fund to achieve its investment objective may, to the extent of its investment in high yield bonds, be more dependent on such credit analysis than would be the case if the Fund were investing in higher quality bonds.

High yield bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade bonds. The prices of high yield bonds have been found to be less sensitive to interest rate changes than more highly rated investments, but more sensitive to adverse economic downturns or individual corporate developments. If the issuer of high yield bonds defaults, a Fund may incur additional expenses to seek recovery.

The secondary market on which high yield bonds are traded may be less liquid than the market for higher grade bonds. Less liquidity in the secondary trading market could adversely affect the price at which a Fund could sell a high yield bond and could adversely affect and cause large fluctuations in the daily price of the Fund's shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of high yield bonds, especially in a thinly traded market.

The use of credit ratings for evaluating high yield bonds also involves certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield bonds. Also, credit rating agencies may fail to change credit ratings in a timely manner to reflect subsequent events. If a credit rating agency changes the rating of a portfolio security held by a Fund, the Fund may retain the security if the Sub-Advisor thinks it is in the best interest of shareholders.

Derivatives
To the extent permitted by its investment objectives and policies, each of the Funds may invest in securities that are commonly referred to as derivative securities. Generally, a derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. Certain derivative securities are described more accurately as index/structured securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices or other financial indicators (reference indices).

Some derivatives, such as mortgage-related and other asset-backed securities, are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.

There are many different types of derivatives and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect a Fund from exposure to changing interest rates, securities prices, or currency exchange rates and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities.

No Fund may invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the Fund. For example, a security whose underlying value is linked to the price of oil would not be a permissible investment because the Funds may not invest in oil leases or futures.

The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates. The risks associated with derivative investments include:
o the risk that the underlying security, interest rate, market index or other financial asset will not move in the direction the Sub-Advisor anticipated;
o the possibility that there may be no liquid secondary market which may make it difficult or impossible to close out a position when desired;
o the risk that adverse price movements in an instrument can result in a loss substantially greater than a Fund's initial investment; and
o    the counterparty may fail to perform its obligations.


Foreign Securities
Each of the Funds may invest in securities of foreign companies. For the purpose of this restriction, foreign companies are:
o companies with their principal place of business or principal office outside the U.S.; and
o companies for which the principal securities trading market is outside the U.S.


Foreign companies may not be subject to the same uniform accounting, auditing and financial reporting practices as are required of U.S. companies. In addition, there may be less publicly available information about a foreign company than about a U.S. company. Securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Commissions on foreign securities exchanges may be generally higher than those on U.S. exchanges, although each Fund seeks the most favorable net results on its portfolio transactions.

Foreign markets also have different clearance and settlement procedures than those in U.S. markets. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct these transactions. Delays in settlement could result in temporary periods when a portion of Fund assets is not invested and earning no return. If a Fund is unable to make intended security purchases due to settlement problems, the Fund may miss attractive investment opportunities. In addition, a Fund may incur a loss as a result of a decline in the value of its portfolio if it is unable to sell a security.

With respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect a Fund's investments in those countries. In addition, a Fund may also suffer losses due to nationalization, expropriation or differing accounting practices and treatments. Investments in foreign securities are subject to laws of the foreign country that may limit the amount and types of foreign investments. Changes of governments or of economic or monetary policies, in the U.S. or abroad, changes in dealings between nations, currency convertibility or exchange rates could result in investment losses for a Fund. Finally, even though certain currencies may be convertible into U.S. dollars, the conversion rates may be artificial relative to the actual market values and may be unfavorable to Fund investors.

Foreign securities are often traded with less frequency and volume, and therefore may have greater price volatility, than is the case with many U.S. securities. Brokerage commissions, custodial services, and other costs relating to investment in foreign countries are generally more expensive than in the U.S. Though the Funds intend to acquire the securities of foreign issuers where there are public trading markets, economic or political turmoil in a country in which a Fund has a significant portion of its assets or deterioration of the relationship between the U.S. and a foreign country may negatively impact the liquidity of a Fund's portfolio. A Fund may have difficulty meeting a large number of redemption requests. Furthermore, there may be difficulties in obtaining or enforcing judgments against foreign issuers.

A Fund may choose to invest in a foreign company by purchasing depositary receipts. Depositary receipts are certificates of ownership of shares in a foreign based issuer held by a bank or other financial institution. They are alternatives to purchasing the underlying security but are subject to the foreign securities to which they relate.

Investments in companies of developing countries may be subject to higher risks than investments in companies in more developed countries. These risks include:
o    increased social, political and economic instability;
o a smaller market for these securities and low or nonexistent volume of trading that results in a lack of liquidity and in greater price volatility;
o lack of publicly available information, including reports of payments of dividends or interest on outstanding securities;
o foreign government policies that may restrict opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests;
o    relatively new capital market structure or market-oriented economy;
o the possibility that recent favorable economic developments may be slowed or reversed by unanticipated political or social events in these countries;
o restrictions that may make it difficult or impossible for the Fund to vote proxies, exercise shareholder rights, pursue legal remedies, and obtain judgments in foreign courts; and
o possible losses through the holding of securities in domestic and foreign custodial banks and depositories.

In addition, many developing countries have experienced substantial, and in some periods, extremely high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of those countries.

Repatriation of investment income, capital and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. A Fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for repatriation.

Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

Securities of Smaller Companies
The Funds may invest in securities of companies with small- or mid-sized market capitalizations. Market capitalization is defined as total current market value of a company's outstanding common stock. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be less mature than larger companies. At this earlier stage of development, the companies may have limited product lines, reduced market liquidity for their shares, limited financial resources or less depth in management than larger or more established companies. Small companies also may be less significant within their industries and may be at a competitive disadvantage relative to their larger competitors. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies.

Unseasoned Issuers
The Funds may invest in the securities of unseasoned issuers. Unseasoned issuers are companies with a record of less than three years continuous operation, including the operation of predecessors and parents. Unseasoned issuers by their nature have only a limited operating history that can be used for evaluating the company's growth prospects. As a result, investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company's management and less emphasis on fundamental valuation factors than would be the case for more mature growth companies. In addition, many unseasoned issuers also may be small companies and involve the risks and price volatility associated with smaller companies.

Temporary Defensive Measures
For temporary defensive purposes in times of unusual or adverse market conditions, the Funds may invest without limit in cash and cash equivalents. For this purpose, cash equivalents include: bank notes, bank certificates of deposit, bankers' acceptances, repurchase agreements, commercial paper, and commercial paper master notes which are floating rate debt instruments without a fixed maturity. In addition, a Fund may purchase U.S. Government securities, preferred stocks and debt securities, whether or not convertible into or carrying rights for common stock.

There is no limit on the extent to which the Funds may take temporary defensive measures. In taking such measures, the Fund may fail to achieve its investment objective.

Portfolio Turnover
"Portfolio Turnover" is the term used in the industry for measuring the amount of trading that occurs in a Fund's portfolio during the year. For example, a 100% turnover rate means that on average every security in the portfolio has been replaced once during the year.

Funds with high turnover rates (more than 100%) often have higher transaction costs (which are paid by the Fund) and may have an adverse impact on the Fund's performance. No turnover rate can be calculated for the Money Market Fund because of the short maturities of the securities in which it invests. No turnover rate is calculated for the Capital Preservation Fund and LifeTime Funds as they are new. Turnover rates for each of the other Funds may be found in the Fund's Financial Highlights table.

Please consider all the factors when you compare the turnover rates of different funds. A fund with consistently higher total returns and higher turnover rates than another fund may actually be achieving better performance precisely because the managers are active traders.

MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE

The Manager
Principal Management Corporation serves as the Manager for the Fund. Through the Management Agreement with the Fund, the Manager has agreed to handle the investment advisory services and provide certain corporate administrative services for the Fund. The Fund and the Manager have also entered into a Service Agreement under which the Manager provides personal services to shareholders of each Fund. Additionally, the Fund and the Manager have entered into an Administrative Services Agreement under which the Manager has agreed to provide transfer agency services and certain shareholder services for beneficial owners of the Select and Preferred Fund classes of shares. The Fund and the Manager have entered into a Portfolio Accounting Services Agreement under which the Manager provides portfolio accounting services.

The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of December 31, 2000, the mutual funds it manages had assets of approximately $6.6 billion. The Manager's address is Principal Financial Group, Des Moines, Iowa 50392-0200.

The Sub-Advisors
The Manager has signed contracts with various Sub-Advisors. Under the Sub-Advisory agreements, the Sub-Advisor agrees to assume the obligations of the Manager to provide investment advisory services for a specific Fund. For these services, the Sub-Advisor is paid a fee by the Manager.

Sub-Advisor:      Invista,  an indirectly  wholly-owned  subsidiary of Principal
                  Life Insurance Company and an affiliate of the Manager, was founded in 1985. It manages investments for institutional investors, including Principal Life. Assets under management as of December 31, 2000 were approximately $27.4 billion.
                  Invista's  address is 1900 Hub Tower, 699 Walnut,  Des Moines,
                  Iowa 50309.

                                                                 Day-to-day
           Funds                                               Fund Management

Balanced                                                   Doug Herold
                                                           Dirk Laschanzky
                                                           Mary Sunderland

International Emerging Markets                             Michael Marusiak
                                                           Michael Reynal

International I                                            Kurt Spieler

International SmallCap                                     Brian W. Pattinson

LargeCap Blend                                             Scott Opsal

LargeCap Growth                                            Mary Sunderland

LargeCap S&P 500 Index                                     Robert Baur
                                                           Rhonda VanderBeek

LargeCap Value                                             John Pihlblad

LifeTime 2010                                              Dirk Laschanzky
                                                           Douglas R. Ramsey

LifeTime 2020                                              Dirk Laschanzky
                                                           Douglas R. Ramsey

LifeTime 2030                                              Dirk Laschanzky
                                                           Douglas R. Ramsey

LifeTime 2040                                              Dirk Laschanzky
                                                           Douglas R. Ramsey

LifeTime 2050                                              Dirk Laschanzky
                                                           Douglas R. Ramsey

LifeTime Strategic Income                                  Dirk Laschanzky
                                                           Douglas R. Ramsey

                                                                   Day-to-day
             Funds                                               Fund Management

  MidCap Blend                                               K. William Nolin

  MidCap Growth                                              John McClain

  MidCap S&P 400 Index                                       Robert Baur
                                                             Rhonda VanderBeek

  MidCap Value                                              Catherine A. Zaharis

  SmallCap Blend                                             Michael L. Johnson
                                                             Tom Morabito

  SmallCap Growth                                            John McClain

  SmallCap S&P 600 Index                                     Robert Baur
                                                             Rhonda VanderBeek

  SmallCap Value                                             Tom Morabito

                          Portfolio Manager Experience

Robert Baur, Ph.D. Dr. Baur joined Invista in 1995 after serving as a professor of finance and economics at Drake University and Grand View College. He received his Bachelor's degree in Mathematics and his Ph.D. in Economics from Iowa State University. Dr. Baur also did post-doctoral studies in finance and economics at the University of Minnesota.

Douglas Herold, CFA. Mr. Herold is a portfolio manager at Invista specializing in equity research and the management of broad market value portfolios. He also serves as a member of Invista's global consumer staples research team. Prior to joining Invista in 1993, he was an investment officer at Bankers Trust Company for ten years. He received an MBA from Drake University and a BS in Business from Iowa State University. He has earned the right to use the Chartered Financial Analyst designation.

Michael L. Johnson, CFA. Mr. Johnson is a portfolio manager of Invista. He performs security analysis and strategy development for the firm's growth equity research effort. Mr. Johnson specializes in the capital goods, health care and technology sectors. He joined Invista in 1992. He received his MBA from Drake University and his Bachelor's degree in business administration and finance from the University of Nebraska. He has earned the right to use the Chartered Financial Analyst designation.

Dirk Laschanzky, CFA. As a portfolio manager at Invista, Mr. Laschanzky is responsible for asset allocation and provides advice to clients concerning their portfolios across all asset classes. Prior to joining Invista in 1997, he was a portfolio manager and analyst for over seven years at AMR Investment Services where he managed short-term money market funds and was responsible for American Airlines' pension plan investment management. He also served as a financial analyst for American Airlines. He received an MBA and BA, both in Finance, from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.

Michael A. Marusiak. Mr. Marusiak joined Invista in 2000, specializing in the international emerging markets sector. Prior to joining Invista, he was an analyst on Trust Company of the West's global fund management team. He also worked with SBC Warburg of London as a research analyst responsible for Eastern Europe, the Middle East and Africa. He earned an MIA in International Finance from the Columbia University School of International and Public Affairs and a BA in Business Administration and Finance from Simon Fraser University of Burnaby, Canada.

John McClain. Mr. McClain is a portfolio manager for small company and medium company growth products. He joined Invista in 1990. Previously, he was an investment executive with Paine Webber. He earned an MBA from Indiana University and a BBA in Economics from the University of Iowa.

Tom Morabito, CFA. Mr. Morabito joined Invista in 2000 as the lead small-cap value portfolio manager. He has more than 12 years of analytical and portfolio management expertise. Since 1994, Mr. Morabito was a manager for Invesco
Management & Research. He received his MBA in Finance from Northeastern University and his Bachelor's degree in Economics from State University of New York. He has earned the right to use the Chartered Financial Analyst designation.

K. William Nolin, CFA. Mr. Nolin has managed the domestic mid-cap products since 1999. His expertise is grounded in the telecommunications, media & entertainment, lodging and consumer non-durables sectors. Mr. Nolin joined the Principal Financial Group in 1993 as an investment credit analyst. He earned his MBA from the Yale School of Management and his Bachelor's degree in Finance from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.

Scott D. Opsal, CFA. Mr. Opsal is Chief Investment Officer of Invista and has been with the organization since 1993. He holds an MBA from the University of Minnesota and a BS from Drake University. He has earned the right to use the Chartered Financial Analyst designation.

Brian W. Pattinson, CFA. Mr. Pattinson is a portfolio manager at Invista. He performs international security analysis and strategy development for the firm's core international equity research effort and also specializes in the information technology and telecomm sectors. He joined Invista in 1994. Mr. Pattinson earned his MBA and Bachelor's degree in Finance from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.

John Pihlblad, CFA. Mr. Pihlblad is director of quantitative portfolio management for Invista. He has over 24 years experience in creating and managing quantitative investment systems. Prior to joining Invista in 2000, Mr. Pihlblad was a partner and co-founder of GlobeFlex Capital in San Diego where he was responsible for the development and implementation of the investment process for both domestic and international products. He received his BA from Westminster College. He has earned the right to use the Chartered Financial Analyst designation.

Douglas R. Ramsey, CFA. Mr. Ramsey joined Invista in 1997. As portfolio manager, he provides clients with asset allocation advice and research services covering all major asset classes. Previously, he was a portfolio strategist for Invista's value team with responsibility for equity securities analysis and strategy. Prior to joining Invista, Mr. Ramsey was an equity portfolio manager at Investors Management Group and an equity strategist at SCI Capital Management. He received his MA in Economics from Ohio State University and a BA in Economics and Business Administration at Coe College. He has earned the right to use the Chartered Financial Analyst designation.

Michael L. Reynal. Mr. Reynal joined Invista in 2001, specializing in the international emerging markets sector. Prior to joining Invista, he was responsible for equity investments in Latin America, the Mediterranean and the Balkans while at Wafra Investment Advisory Group, Inc. in New York. He also spent four years with Paribas Capital Markets in New York as the head of the equity trading desk, and three years with Barclays do Zoete Weed in London, focusing on Latin American equity trading. He received an MBA from the Amos Tuck School at Dartmouth College in New Hampshire, a BA/MA in History from Christ's College at Cambridge University in England and a BA in History from Middlebuy College in Vermont.

Kurtis D. Spieler, CFA. Mr. Spieler is a portfolio manager specializing in the management of international equity portfolios. He joined the Principal Financial Group in 1987 in the Treasury operation as a securities analyst and moved to Invista in 1991. Mr. Spieler received his MBA from Drake University and his BBA in Accounting from Iowa State University. He has earned the right to use the Chartered Financial Analyst designation.

Mary Sunderland, CFA. Prior to joining Invista Capital Management in 1999, Ms. Sunderland managed growth and technology portfolios for Skandia Asset Management for 10 years. She holds an MBA in Finance from Columbia University Graduate School of Business and an undergraduate degree from Northwestern University. She has earned the right to use the Chartered Financial Analyst designation.

Rhonda VanderBeek. Ms. VanderBeek directs trading operations for Invista index accounts. She joined the Principal Financial Group in 1983 as a trading statistical clerk and moved to Invista in 1992. Ms. VanderBeek has extensive experience trading both domestic and international securities.

Catherine A. Zaharis, CFA. Ms. Zaharis directs portfolio management for the Invista value team and leads the value research group. She joined Invista in 1985. Ms. Zaharis received her MBA from Drake University and her BBA in Finance from the University of Iowa. She has earned the right to use the Chartered Financial Analyst designation.



Sub-Advisor:      Principal Capital Income Investors,  LLC ("PCII"), an indirect wholly-owned subsidiary of Principal Life Insurance Company and an affiliate of the Manager, was founded in 2000. It manages investments for institutional investors, including
                  Principal Life Insurance Company. Assets under management as of December 31, 2000 were approximately $33.2 billion. PCII's address is 801 Grand Ave., Des Moines, Iowa 50392.

                                                                  Day-to-day
            Funds                                               Fund Management

 Balanced                                                   William C. Armstrong

 Bond & Mortgage Securities                                 William C. Armstrong
                                                            Lisa Stange

 Capital Preservation                                       Kevin Croft

 Government Securities                                      Martin J. Schafer

 High Quality Intermediate-Term Bond                        Kevin Croft
                                                            Martin J. Schafer

 High Quality Long-Term Bond                                Kevin Croft
                                                            Martin J. Schafer

 High Quality Short-Term Bond                               Martin J. Schafer

 Money Market                                               Michael R. Johnson
                                                            Alice Robertson


                          Portfolio Manager Experience

William C. Armstrong, CFA. Mr. Armstrong leads the multi-sector/core portfolio management group for PCII. Mr. Armstrong has been with the Principal Financial Group since 1992. He earned his Master's degree from the University of Iowa and his Bachelor's degree from Kearney State College. He has earned the right to use the Chartered Financial Analyst designation.

Kevin W. Croft, CFA. As a portfolio manager for PCII, Mr. Croft has direct responsibility for $950 million invested in fixed-income portfolios. He joined the Principal Financial Group in 1988. He earned his Master's and Bachelor's degrees from Drake University. He has earned the right to use the Chartered Financial Analyst designation.

Michael R. Johnson. Mr. Johnson directs securities trading for PCII. He joined the Principal Financial Group in 1982 and took his current position in 1994. His responsibilities include managing the fixed-income trading operation for PCII and several short-term money market accounts. He earned his Bachelor's degree in Finance from Iowa State University.

Alice Robertson. Ms. Robertson is a trader for PCII on the corporate fixed-income trading desk. She joined the Principal Financial Group in 1990 as a credit analyst and moved to her current position in 1993. Previously, Ms. Robertson was an assistant vice president/commercial paper analyst with Duff & Phelps Credit Company. Ms. Robertson earned her Master's degree in Finance and Marketing from DePaul University and her Bachelor's degree in Economics from Northwestern University.

Martin J. Schafer. Mr. Schafer is a portfolio manager for PCII specializing in the management of mortgage-backed securities utilizing an active, total return approach. He joined the Principal Financial Group in 1977. He holds a BBA in Accounting and Finance from the University of Iowa.

Lisa A. Stange, CFA. As Portfolio Manager for PCII, Ms. Stange manages over $3 billion in fixed-income portfolios invested in public and private corporate bonds, mortgage-backed securities, commercial mortgage-backed securities, asset-backed securities and commercial real estate mortgages. Ms. Stange joined the Principal Financial Group in 1989 after earning her Master's and Bachelor's degrees in Finance from the University of Iowa. She has earned the right to use the Chartered Financial Analyst designation.



Sub-Advisor:      Principal  Capital Real Estate  Investors,  LLC ("PCREI"),  an
                  indirect  wholly-owned  subsidiary of Principal Life Insurance
                  Company and an affiliate of the Manager,  was founded in 2000.
                  It manages investments for institutional investors,  including
                  Principal Life Insurance Company. Assets under management as of December 31, 2000, were approximately $20.6 billion.
                  PCREI's  address is 1800 Hub Tower,  699  Walnut,  Des Moines,
                  Iowa 50309.

                                                                 Day-to-day
           Fund                                                Fund Management

Real Estate                                                Kelly D. Rush

                          Portfolio Manager Experience

Kelly D. Rush, CFA. Mr. Rush directs the Real Estate Investment Trust (REIT) activity for PCREI. Mr. Rush joined the Principal Financial Group in 1987 and has been dedicated to public real estate investments since 1995. His experience includes the structuring of public real estate transactions that included commercial mortgage loans and the issuance of unsecured bonds. He received his Master's degree and Bachelor's degree in Finance from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.



Sub-Advisor:      BT  is an  indirectly  wholly  owned  subsidiary  of BT  Funds
                  Management  Limited  ("BTFM")  and a member  of the  Principal
                  Financial  Group.  Its address is The Chifley Tower, 2 Chifley
                  Square, Sydney 2000 Australia. As of December 31, 2000, BT had approximately $22.7 billion under management.

                                                                 Day-to-day
           Funds                                               Fund Management

European Equity                                            Crispin Murray

International II                                           Nigel Allfrey
                                                           Christopher Selth

Pacific Basin                                              Dean Cashman

Technology                                                 David Mills


                          Portfolio Manager Experience

Nigel Allfrey. Mr. Allfrey is Senior Vice President of BT having joined BT in 1994. He has been the Portfolio Manager for BT's closed-end Global Equity Fund since 1998 and is also a senior member of the European Equities Group with specific responsibilities for technology and telecommunication sectors. Prior to joining BT, Mr. Allfrey spent five years with Price Waterhouse (working in Brisbane, New Caledonia, London and Paris) and was involved in advising on company restructuring, mergers and acquisitions. Mr. Allfrey has Bachelor's degrees in Commerce and Economics from the University of Queensland. He is also a Chartered Accountant.

Dean Cashman. Mr. Cashman is Executive Vice President of BT and serves as head of Japanese equities. He joined BT in January 1988, initially involved in the liquids and fixed-income group, but moved to the European equity group in 1989 specializing in the Latin Block countries including France, Italy and Spain. He started working on Japanese equities at the end of 1991 and subsequently took over responsibility for the group. Mr. Cashman received a degree in Economics from the University of Queensland.

David Mills. Mr. Mills is Executive Vice President of BT and serves as its head of U.S. Equities. He joined BT's retail unit trust team in January 1990 as an Analyst in European equities. In July 1996, he assumed fund management responsibility for all of the direct European investment vehicles offered by BT.

Crispin Murray. Mr. Murray is Executive Vice President of BT having joined BT in 1994 as an investment analyst. In 1995, his role became pure European equities analysis covering banks, telecommunications, telecommunication equipment and media. In 1998, he became head of European Equities and became coordinator for BTFM's Global Banking Group. His global sector responsibilities include telecommunications and banks. Prior to joining BT, Mr. Murray worked for Equitable Life Assurance Society in the UK as a bond and currency analyst. He received an Honours degree in Economics and Human Geography from Reading University in the UK.

Christopher Selth. Mr. Selth is Executive Vice President of BT and was appointed its head of International Equities in 1998 and its joint head of Equities in 1999. He joined BT in 1987 as an Investment Analyst in the retail unit trust group. In 1988, he was assigned the responsibility to cover European equities. Mr. Selth was given responsibility for the European component of all retail unit trusts in March 1994. Since November 1996, he has been responsible for institutional and retail European investments, supervising all European activities, and the European funds management group. Prior to joining BT, Mr. Selth worked with QBE Insurance Limited in investment management as an assistant to the Group Treasurer. He holds a Bachelor's degree in Economics (Honours) from the University of Sydney.



Sub-Advisor:      Federated  Investment  Management  Company  ("Federated") is a
                  registered investment adviser and a wholly-owned subsidiary of
                  Federated   Investors,   Inc.,  which  was  founded  in  1955.
                  Federated is located in the Federated  Investors Tower at 1001
                  Liberty Avenue,  Pittsburgh, PA 15222-3779. As of December 31,
                  2000, Federated managed $140 billion in assets.


                                                                 Day-to-day
           Funds                                               Fund Management

Partners LargeCap Blend                                    David P. Gilmore
                                                           James E. Grefenstette
                                                           J. Thomas Madden
                                                           Bernard J. Picchi

Partners SmallCap Growth II                                Keith J. Sabol
                                                           Aash M. Shah


                          Portfolio Manager Experience

David P. Gilmore. Mr. Gilmore joined Federated in August 1997 as an Investment Analyst. He was promoted to Senior Investment Analyst in July 1999 and became an Assistant Vice President of Federated in July 2000. Mr. Gilmore was a Senior Associate with Coopers & Lybrand from January 1992 to May 1995. He earned his MBA from the University of Virginia and has a BS from Liberty University. He has earned the right to use the Chartered Financial Analyst designation.

James E. Grefenstette, CFA. Mr. Grefenstette joined Federated in 1992 and has been a Portfolio Manager and a Vice President of Federated since 1996. From 1994 until 1996, Mr. Grefenstette was a Portfolio Manager and an Assistant Vice President of Federated. Mr. Grefenstette received his MS in Industrial Administration from Carnegie Mellon University. He has earned the right to use the Chartered Financial Analyst designation.

J. Thomas Madden, CFA. Mr. Madden joined Federated as a Senior Portfolio Manager in 1977 and has been an Executive Vice President of Federated since 1994. Mr. Madden served as a Senior Vice President of Federated from 1989 to 1993. Mr. Madden received his MBA with a concentration in Finance from the University of Virginia. He has earned the right to use the Chartered Financial Analyst designation.

Bernard J. Picchi, CFA. Mr. Picchi joined Federated in 1999 as a Senior Vice President/Director of U.S. Equity Research. From 1994 to 1999, Mr. Picchi was a Managing Director of Lehman Brothers where he initially served as head of the energy sector group. During 1995 and most of 1996, he served as U.S. Director of Stock Research and in September 1996, he was named Growth Stock Strategist. Mr. Picchi holds a BS in foreign service from Georgetown University. He has earned the right to use the Chartered Financial Analyst designation.

Keith J. Sabol, CFA. Mr. Sabol joined Federated in 1994. He has been a Portfolio Manager since 1996 and served as an Assistant Vice President of Federated from 1997 to 1998. He has been a Vice President of Federated since 1998. Mr. Sabol was an Investment Analyst, and then Equity Research Coordinator for Federated from 1994 to 1996. Mr. Sabol earned his MS in Industrial Administration from Carnegie Mellon University. He has earned the right to use the Chartered Financial Analyst designation.

Aash M. Shah, CFA. Mr. Shah joined Federated in 1993 and has been a Portfolio Manager and a Vice President of Federated since 1997. Mr. Shah was a Portfolio Manager and served as an Assistant Vice President of Federated from 1995 through 1996, and as an Investment Analyst from 1993 to 1995. Mr. Shah received his Masters in Industrial Administration from Carnegie Mellon University with a concentration in Finance and Accounting. He has earned the right to use the Chartered Financial Analyst designation.



Sub-Advisor:      Morgan Stanley,  with principal  offices at 1221 Avenue of the
                  Americas,  New  York,  NY  10020,  provides  a broad  range of portfolio  management  services to  customers  in the U.S. and abroad. As of December 31, 2000, Morgan Stanley, together with
                  its  affiliated   institutional  asset  management  companies,
                  managed investments totaling approximately $171.7 billion as named fiduciary or fiduciary adviser. On December 1, 1998, Morgan Stanley Asset Management Inc. changed its name to
                  Morgan Stanley Dean Witter  Investment  Management Inc. and on
                  May 1, 2001 the name was changed to Morgan Stanley  Investment
                  Management Inc. The firm continues to do business in certain instances using the name Morgan Stanley Asset Management.

                                                                  Day-to-day
            Funds                                               Fund Management

 Partners LargeCap Growth I                                 William S. Auslander
                                                            Philip W. Friedman

 Partners MidCap Blend                                      Bradley S. Daniels
                                                            William B. Gerlach
                                                            Vitaly V. Korchevsky
                                                            Gary G. Schlarbaum

                          Portfolio Manager Experience

William S. Auslander. Mr. Auslander is a Principal of Morgan Stanley & Co, Incorporated and Morgan Stanley Investment Management Inc. Mr. Auslander joined Morgan Stanley in 1995 as an equity analyst and currently is a portfolio manager in Morgan Stanley's institutional equity group. Prior thereto, he was an equity analyst at Icahn & Co., 1986-1995. He holds a BA in Economics from the University of Wisconsin and an MBA from Columbia University.

Bradley S. Daniels. Mr. Daniels joined Miller Anderson & Sherrerd, LLP in 1985, which was acquired by MSDW Investment Management in 1996 and is a Principal of the firm. Brad is a portfolio manager for the Mid and Small Cap Value strategies. Prior to joining the firm, he served as a programmer/equity research analyst in the Equity Research Department of Kidder, Peabody & Co., Incorporated. He received a BA in Mathematics from the University of Pennsylvania, an MBA from The Wharton School of the University of Pennsylvania, and has earned the right to use the Chartered Financial Analyst designation. He is also a member of the Financial Analysts of Philadelphia.

Philip W. Friedman. Mr. Friedman is a Manager Director of Morgan Stanley & Co, Incorporated and Morgan Stanley Investment Management Inc. He was a member of Morgan Stanley & Co. Incorporated's equity research team (1990-1995) before becoming Director of North American research (1995-1997). Currently, Mr. Friedman is head of Morgan Stanley's institution equity group. He holds a BA from Rutgers University and an MBA from the J.L. Kellogg School of Management at Northwestern University.

William B. Gerlach, CFA. Managing Director. Mr. Gerlach joined Miller Anderson & Sherrerd, LLP, in 1991 which was acquired by MSDW Investment Management in 1996. William is a Managing Director of the firm. Prior to joining the firm, he served as Programmer/Applications Software Development at Alphametrics Corporation. Past positions include Data Analyst and Inflation Economist at Wharton Econometric Forecasting Associates. He received a BA from Haverford College. He is a member of the Financial Analysts of Philadelphia and a Chartered Financial Analyst.

Vitaly V. Korchevsky, CFA. Mr. Korchevsky joined Morgan Stanley in 2000. He is a Vice President and a member of the Equity Portfolio Management team. Prior to joining Morgan Stanley, he was a portfolio manager at Gardner Lewis Asset Management. He also worked for Crestar Asset Management Company and Regent University Finance Department. He received a BA from Sukhumi University and an MBA from Regent University. He has earned the right to use the Chartered Financial Analyst designation.

Gary G. Schlarbaum. Mr. Schlarbaum joined Miller Anderson & Sherrerd, LLP in 1987, which was acquired by MSDW Investment Management in 1996, and is a Managing Director of the firm. Gary is a portfolio manager for the Core Equity and Small Cap Value strategies. Prior to joining the firm, he served as a managing director at First Chicago Investment Advisors. Gary was formerly a professor at Purdue University's Krannert Graduate School, and was an instructor at the University of Pennsylvania. He received a BA from Coe College, and a Ph.D. from the University of Pennsylvania. He is a trustee of Coe College, a Chartered Financial Analyst, and a member of the Financial Analysts of Philadelphia.



Sub-Advisor:      American  Century  Investment   Management,   Inc.  ("American
                  Century") was founded in 1958. Its office is located in the American Century Tower at 4500 Main Street, Kansas City, KS
                  64111. As of December 31, 2000,  American Century managed over
                  $102.7 billion in assets.

                                                                Day-to-day
          Fund                                                Fund Management

Partners LargeCap Growth II                               C. Kim Goodwin
                                                          Prescott LeGard
                                                          Gregory Woodhams


       Portfolio Manager Experience

C. Kim Goodwin. Ms. Goodwin was named Co-Chief Investment Officer for American Century's domestic growth equity discipline in 2000. Previously she was Senior Vice President and Senior Portfolio Manager and has been a member of the team that manages Growth since joining American Century in 1997. Before joining American Century, she served as Senior Vice President and Portfolio Manager at Putnam Investments from 1996 to 1997, and Vice President and Portfolio Manager at Prudential Investments from 1993 to 1996. Ms. Goodwin holds a Bachelor of Arts Degree from Princeton University, an MBA in Finance and a Master's Degree in Public Affairs from the University of Texas.

Prescott LeGard, CFA. Mr. LeGard is a Portfolio Manager for American Century. Mr. LeGard joined the company in 1999. Before joining the company, he was an Equity Analyst for USAA Investment Management where he analyzed technology companies. He has worked in the investment industry since 1993. Mr. LeGard holds a BA Degree in Economics from DePauw University. He has earned the right to use the Chartered Financial Analyst designation.

Gregory Woodhams, CFA. Mr. Woodhams is a Vice President and Portfolio Manager for American Century. Mr. Woodhams has worked in the financial industry since 1992 and joined American Century in 1997. Previously, he was Vice President and Director of Equity Research at Texas Commerce Bank. Mr. Woodhams holds a Bachelor's Degree in Economics from Rice University and a Master's Degree in Economics from the University of Wisconsin at Madison. He has earned the right to use the Chartered Financial Analyst designation.



Sub-Advisor:      Alliance  Capital  Management  L.P.  ("Alliance")  through its
                  Bernstein    Investment    Research   and   Management    unit
                  ("Bernstein"). As of December 31, 2000, Alliance managed $454 billion in assets. Bernstein is located at 767 Fifth Avenue, New York, NY 10153 and Alliance is located at 1345 Avenue of the Americas, New York, NY 10105.

                                                                 Day-to-day
           Fund                                                Fund Management

Partners LargeCap Value                                    Marilyn G. Fedak
                                                           Steven Pisarkiewicz

                          Portfolio Manager Experience

Marilyn G. Fedak. Ms. Fedak, Chief Investment Officer of U.S. Value Equities and Chairman of the U.S. Equity Investment Policy Group of the Bernstein Investment Research and Management unit of Alliance Capital Management L.P. ("Alliance") since October 2000 and prior to that at Sanford C. Bernstein & Co., Inc. ("SCB Inc.") since 1993. She joined SCB Inc. in 1984 and has managed portfolio investments since 1976. She has a BA from Smith College and an MBA from Harvard Business School.

Steven Pisarkiewicz. Mr. Pisarkiewicz has been with Alliance since October 2000 and prior to that with SCB Inc. since 1989 and has been Senior Portfolio Manager since 1997. He holds a BS from the University of Missouri and an MBA from the University of California at Berkeley.



Sub-Advisor:   Turner Investment Partners,  Inc. ("Turner") was founded in 1990.
               Its address is 1235 Westlakes Drive, Suite 350, Berwyn, PA 19312.
               As of March 31, 2001, Turner had discretionary management authority with respect to approximately $8.3 billion in assets.

                                                                 Day-to-day
           Fund                                                Fund Management

Partners MidCap Growth                                     Christopher K. McHugh
                                                           William C. McVail
                                                           Robert E. Turner


                          Portfolio Manager Experience

Christopher K. McHugh. Mr. McHugh joined Turner Investment Partners, Inc. in 1990. He holds a BS in Accounting from Philadelphia University and an MBA in Finance from St. Joseph's University.

William C. McVail. Mr. McVail, Senior Equity Portfolio Manager, joined Turner in 1998. Prior thereto, he was Portfolio Manager at PNC Equity Advisers. He has 12 years of investment experience.

Robert E. Turner, CFA. Mr. Turner, Chairman and Chief Investment Officer, founded Turner in 1990. Prior to 1990, he was Senior Investment Manager with Meridian Investment Company. He has 17 years of investment experience. He has earned the right to use the Chartered Financial Analyst designation.



Sub-Advisor:      Neuberger Berman  Management Inc.  ("Neuberger  Berman") is an
                  affiliate of Neuberger Berman,  LLC.  Neuberger Berman, LLC is
                  located  at  605  Third  Avenue,   2nd  Floor,  New  York,  NY
                  10158-0180. Together with Neuberger Berman, the firms manage more than $55.5 billion in total assets (as of December 31, 2000) and continue an asset management history that began in 1939.

                                                              Day-to-day
                             Funds                          Fund Management

Partners MidCap Value                                      Robert I. Gendelman

Partners SmallCap Growth I                                 Michael Malouf
                                                           Jennifer Silver

                          Portfolio Manager Experience

Robert I. Gendelman. Portfolio Manager, Neuberger Berman Management Inc., since 1994. He holds a BA from the University of Michigan as well as a JD and an MBA from the University of Chicago.

Michael F. Malouf. Mr. Malouf is a Vice President of Neuberger Berman Management Inc. and Managing Director of Neuberger Berman, LLC. Mr. Malouf joined the firm in 1998. From 1991 to 1998, he was a Portfolio Manager at another firm.

Jennifer K. Silver. Ms. Silver is a Vice President of Neuberger Berman Management Inc. and Managing Director of Neuberger Berman, LLC. Ms. Silver has been Director of the Growth Equity Group since 1997 and was an Analyst and a Portfolio Manager at another firm from 1981 to 1997.



Sub-Advisor:   Ark Asset  Management  Co., Inc. ("Ark Asset") is an independent,
               100% employee owned investment management firm. Ark Asset's offices are located at 125 Broad Street, New York, New York
               10004. As of December 31, 2000, Ark Asset managed $12.3 billion in assets.


                                                                 Day-to-day
           Fund                                                Fund Management

Partners SmallCap Value                                    Coleman M. Brandt
                                                           William G. Charcalis



                          Portfolio Manager Experience

Coleman M. Brandt. Vice Chairman, Ark Asset. Mr. Brandt joined Ark Asset in 1989. Prior to joining Ark Asset, he served as President of Lehman Management Co., Inc. He received his MBA from the Harvard Graduate School of Business Administration and his BS from the Philadelphia University.

William G. Charcalis. Managing Director, Ark Asset. Mr. Charcalis joined Ark Asset in 1994 as Senior Manager and has served in his current position since 1997. Prior to joining Ark Asset, he was Senior Manager at IBM Retirement Funds. He received his BS from the University of Southern California.

Duties of Manager and Sub-Advisors
The Manager or Sub-Advisor provides the Board of Directors of the Fund with a recommended investment program. The program must be consistent with the Fund's investment objective and policies. Within the scope of the approved investment program, the Manager or Sub-Advisor advises the Fund on its investment policy and determines which securities are bought and sold, and in what amounts.

The Manager is paid a fee by the Fund for its services, which includes any fee paid to the Sub-Advisor.

Principal Investors Fund and the Manager, under an order received from the SEC, may enter into and materially amend agreements with Sub-Advisors without obtaining shareholder approval. For any Fund that is relying on that order, the Manager may:
o    hire one or more Sub-Advisors;
o    change Sub-Advisors; and
o    reallocate management fees between itself and Sub-Advisors.

The Manager will continue to have the ultimate responsibility for the investment performance of these Funds due to its responsibility to oversee Sub-Advisors and recommend their hiring, termination and replacement. No Fund will rely on the order until it receives approval from its shareholders or, in the case of a new Fund, the Fund's sole initial shareholder before the Fund is available to the public, and the Fund states in its prospectus that it intends to rely on the order. The Manager will not enter into an agreement with an affiliated
Sub-Advisor for a Fund that is relying on the order without that agreement, including the compensation to be paid under it, being similarly approved. The Partners LargeCap Blend Fund, Partners LargeCap Growth Fund I, Partners LargeCap Growth Fund II, Partners LargeCap Value Fund, Partners MidCap Blend Fund, Partners MidCap Growth Fund, Partners MidCap Value Fund, Partners SmallCap Growth Fund I, Partners SmallCap Growth Fund II and Partners SmallCap Value Fund have received the necessary shareholder approval and intend to rely on the order.


SHAREHOLDER INFORMATION

Pricing of Fund Shares
Each Fund's shares are bought and sold at the current NAV. The share price of each class of each Fund is calculated each day the New York Stock Exchange
(NYSE) is open. The NAV is determined at the close of business of the Exchange (normally 3:00 p.m. Central time). When an order to buy or sell shares is received, the NAV used to fill the order is the next price calculated after the order is received.

For all Funds except the Money Market Fund, the NAV is calculated by: o taking the current market value of the total assets of the Fund o subtracting liabilities of the Fund o dividing the remainder proportionately into the classes of the Fund o subtracting the liabilities of each class o dividing the remainder by the total number of shares owned in that class.

The securities of the Money Market Fund are valued at amortized cost. The calculation procedure is described in the SAI. The Money Market Fund reserves the right to determine a share price more than once each day.

Capital Preservation Fund only:
The fair value of a wrapper agreement is equal to the difference between the book value and the market value (including accrued interest) of the covered assets. If the market value (including accrued interest) of the covered assets is greater than the book value, the value of a wrapper agreement is reflected as a liability of the Fund reflecting the potential liability of the Fund to the wrap provider. If the market value (including accrued interest) of the covered assets is less than the book value, the value of a wrapper agreement appears as an asset of the Fund reflecting the potential liability of the wrap provider to the Fund.

In valuing a wrapper agreement, the Board considers the creditworthiness and ability of a wrap provider to pay amounts due under the wrapper agreement. The Board may determine that a wrap provider is unable to make such payments. It would then assign a fair value to the wrapper agreement that is less than the difference between the book value of the wrapper agreement and the market value (including accrued interest) of the covered assets. In such event, the Fund might be unable to maintain a stable value per share.


NOTES:
o If current market values are not readily available for a security owned by a Fund, its fair value is determined using a policy adopted by the Fund's Board of Directors.
o A Fund's securities may be traded on foreign securities markets that generally complete trading at various times during the day prior to the close of the NYSE. The values of foreign securities used in computing share price are determined at the time the foreign market closes. Occasionally, events affecting the value of foreign securities occur when the foreign market is closed and the NYSE is open. The NAV of a Fund investing in foreign securities may change on days when shareholders are unable to purchase or redeem shares. If the Sub-Advisor believes that the market value is materially affected, the share price will be calculated using the policy adopted by the Fund.
o Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any point in time. These may be referred to as local price and premium price. The premium price is often a negotiated price that may not consistently represent a price at which a specific transaction can be effected. The European, International I, International II, International Emerging Markets, International SmallCap and Pacific Basin Funds each has a policy to value such securities at a price at which the Sub-Advisor expects the securities may be sold.

Purchase of Fund Shares
Fill out the Principal Investors Fund (or the IRA, SEP or SIMPLE) application completely. You must include:

o the name you want to appear on the account;
o the  Principal  Investors  Fund(s)  you want to invest  in;
o the  amount of the investment;
o your Social Security number; and
o other required information.

Each Fund requires an initial minimum investment of $500. Subsequent investment minimums are $100 per Fund. However, if your subsequent investments are made using an Automatic Investment Plan, the investment minimum is $50 per Fund.

NOTE:
o The minimum investment applies to each Fund, not to the total investment being made. Minimums are waived for accounts set up under the SAFO program.
o The Capital Preservation Fund is only available for purchase in IRA, SEP or SIMPLE accounts.

In order for us to process our purchase order on the day it is received, we must receive the order (with complete information):
o    on a day that the NYSE is open; and
o prior to the close of that day's trading on the NYSE (normally 3 p.m. Central Time).

Orders received after the close of business of the NYSE or on days that the NYSE is not open will be processed on the next day that the NYSE is open for normal trading.

To eliminate the need for safekeeping, the Funds will not issue certificates for shares. The Funds may periodically close to new purchases of shares or refuse any order to buy shares if the Manager determines that doing so would be in the best interests of the Fund and its shareholders.

Invest by mail
o Send a check and completed application to:
       Principal Investors Fund
       P. O. Box 10423
       Des Moines Iowa 50306-9780
o Make your check payable to Principal Investors Fund.
o Your purchase will be priced at the next share price calculated after Principal Investors Fund receives your paperwork, completed in a manner acceptable to us.

Wire money from your bank (contributory IRA only)
o    Call   Principal   Investors   Fund  for  an  account   number  and  wiring
     instructions.
o For both initial and subsequent purchases, federal funds should be wired to:
       Wells Fargo Bank Iowa, N.A.
       Des Moines, Iowa 50309
       ABA No.: 073000228
       For credit to: Principal Investors Fund
       Account No.: 3000499968
       For credit: ____________ Fund, Class J
       Shareholder Account No. __________________
       Shareholder Registration __________________

o Give the number and instructions to your bank (which may charge a wire fee).
o No wires are accepted on days when the NYSE is closed or when the Federal Reserve is closed (because the bank that would receive your wire is closed).

Establish an Automatic Investment Plan

o Make regular monthly investments with automatic deductions from your bank or other financial institution account.
o The minimum initial investment is waived if you set up an Automatic Investment Plan when you open your account.
o    The minimum monthly purchase is $50 per Fund.
o Send completed application, check authorization form and voided check (or voided deposit slip) to:
                Principal Investors Fund
                P. O. Box  10423
                Des Moines Iowa 50306-9780

Set up a Dividend Relay
o Invest your dividends and capital gains from one Principal Investors Fund in shares of another Principal Investors Fund.
o    Distributions from a Fund may be directed to only one receiving Fund.
o The Fund share class receiving the investment must be the same class as the originating Fund.
o    There is no sales charge or administrative charge for the Dividend Relay.

o    You can set up Dividend Relay:
     o    on the application for a new account; or
     o by calling Principal Investors Fund if telephone services apply to the originating account; or
     o    in writing (a signature guarantee may be required).

o You may discontinue your Dividend Relay election with a written notice to Principal Investors Fund.
o There may be a delay of up to 10 days before the Dividend Relay plan is discontinued.
o    The amount invested in the receiving Fund must meet that Fund's minimums.

o Dividend Relay is not available for dividends and capital gains paid by the Capital Preservation Fund.

Redemption of Fund Shares
After you place a sell order in proper form, shares are sold using the next share price calculated. The amount you receive will be reduced by any applicable CDSC. There is no additional charge for a sale. However, you will be charged a $6 wire fee if you have the sale proceeds wired to your bank. At your request, the check will be sent overnight (a $15 overnight fee will be deducted from your account unless other payment arrangements are made).

The Fund generally sends payment for shares sold the business day after the sell order is received. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.

Your request for a distribution from your IRA, SEP, or SIMPLE account must be in writing. You may obtain a distribution form by telephoning us or writing to Principal Investors Fund at P.O. Box 10423, Des Moines, IA 50309. Distribution from these accounts may be taken as:
o    lump sum of the entire balance of the account;
o    partial balance of the account; or
o period payments of either a fixed amount or amounts based on certain life expectancy calculations.

Tax penalties may apply to distributions before the participant reaches age 59 1/2.

Redemption fees (Capital Preservation Fund only).
Generally, redemption requests are subject to a 2% redemption fee when the rate trigger is active. The redemption fee is used by the Fund to help minimize the impact redemptions may have on Fund performance, cover the administrative costs of processing the redemption and offset premiums to wrapper providers. Redemption fees are also intended to discourage market timing (attempting to take advantage of short-term movements in interest rates).

The rate trigger is active if, as of the prior business day, the gross annual effective yield of the Fund is less than the reference index yield*. If the rate trigger is activated, it becomes inactive, if as of the prior business day, the gross annual effective yield of the Fund is greater than the reference index yield plus 0.25%.
         * The reference index yield means the current yield on the Dealer Commercial Paper (90 day) Index as reported by Bloomberg, L.P. If such an index is not available from Bloomberg, the Fund may use an alternative source of information for the 90-day dealer commercial paper rate.

The redemption fee does not apply to sale of Fund shares if:
o the redemption is due to death or disability (as defined in the Internal Revenue Code) of the shareholder and the redemption request is received with the other required documents;
o    they are redeemed to pay retirement plan fees;
o    they are redeemed to assure the plan  complies  with the  Internal  Revenue
     Code;
o the redemption is made pursuant to a written request from the shareholder which specifically states that the redemption is either:
o    a minimum distribution required by the Internal Revenue Code; or
o a distribution calculated in accordance with Internal Revenue Code section 72(t).

Sell shares by mail

o Send a distribution form (for IRA, SEP and SIMPLE accounts) or a letter (for other accounts), signed by the owner of the account, to:
                  Principal Investors Fund
                  P. O. Box  10423
                  Des Moines Iowa 50306-9780

Call us for a copy of the  distribution  form.

o    Specify the Fund and account number.
o    Specify the number of shares or the dollar amount to be sold.

o A signature guarantee* will be required if the:
     o    sell order is for more than $100,000;
     o    account  address has been changed  within one month of the sell order;
          or
     o check is payable to a party other than the account shareholder(s) or The Principal.
         * If required, the signature(s) must be guaranteed by a commercial bank, trust company, credit union, savings and loan, national securities exchange member or brokerage firm.

Periodic withdrawal plans
You may set up a periodic withdrawal plan on a monthly, quarterly, semiannual or annual basis to sell a fixed number of shares ($25 initial minimum amount) or to sell enough shares to provide a fixed amount of money ($25 initial minimum amount). You can set up a periodic withdrawal plan by completing the applicable section of the application or sending us your written instructions. Your periodic withdrawal plan continues until you instruct us to stop or your Fund account balance is zero.

When you set up the withdrawal plan, you select which day you want the sale made (if none selected, the sale will be made on the 15th of the month). If the selected date is not a trading day, the sale will take place on the next trading day (if that day falls in the month after your selected date, the transaction will take place on the trading day before your selected date). If telephone privileges apply to the account, you may change the date or amount by telephoning us.

Withdrawal payments are sent on or before the third business day after the date of the sale. It may take additional business days for your financial institution to post this payment to your account at that financial institution. Sales made under your periodic withdrawal plan will reduce and may eventually exhaust your account. The Funds do not normally accept purchase payments while a periodic withdrawal plan is in effect (unless the purchase represents a substantial addition to your account). The Fund from which the periodic withdrawal is made makes no recommendation as to either the number of shares or the fixed amount that you withdraw.

Sales may be subject to a CDSC. Annually, up to 10% of the value of your J share account may be sold free of a CDSC. The amount of the 10% withdrawal privilege is reset as of the last business day of December of each year, based on the account's value as of that day. The free withdrawal privilege not used in a calendar year is not added to the free withdrawal privilege for any following year.

Exchange of Fund Shares
Your shares in the Funds may be exchanged without charge* for Class J shares of any other Principal Investors Fund. The CDSC, if any, is not charged on exchanges. However, the purchase date of the exchanged shares is used to determine if the newly acquired shares are subject to the CDSC when they are sold.
     * a redemption fee may be imposed on certain exchanges out of the Capital Preservation Fund.

You may exchange shares by :
o    calling us, if you have telephone privileges on the account;

o    sending a written request to:
         Principal Investors Fund
         P. O. Box 10423
         Des Moines, Iowa 50306-9780;
o    completing an Exchange Authorization Form (call us to obtain the form); or
o    sending your instructions via the internet (access www.principal.com).

Automatic exchange election
This election authorizes an exchange from one Principal Investors Fund to another on a monthly, quarterly, semiannual or annual basis. You can set up an automatic exchange by: o completing the Automatic Exchange Election section of the application; o calling us if telephone privileges apply to the account from which the exchange is to be made; or o sending us your written instructions. Your automatic exchange continues until you instruct us to stop or your Fund account balance is zero.

You may specify the day of the exchange. If the selected day is not a trading day, the exchange will take place on the next trading day (if that day falls in the month after your selected date, the transaction will take place on the trading day before your selected date). If telephone privileges apply to the account, you may change the date or amount by telephoning us.

General
o If you do not have an existing account in the Fund to which the exchange is being made, a new account is established. The new account has the same owner(s), dividend and capital gain options, beneficiary(ies) and dealer of record as the account from which the shares are being exchanged.
o All exchanges are subject to the minimum investment and eligibility requirements of the Fund being acquired.
o You may acquire shares of a Fund only if its shares are legally offered in your state of residence.
o For an exchange to be effective the day we receive your instruction, we must receive the instruction before the close of normal trading on the NYSE (generally 3 p.m. Central Time).

The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. In order to limit excessive exchange activity, and under other circumstances where the Board of Directors of the Fund or the Manager believes it is in the best interests of the Fund, the Fund reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges, reject any exchange or close the account. Notification of any such action will be given to the extent required by law.

Dividends and Distributions
You can authorize dividend and capital gain distributions to be:
o    reinvested in additional shares of the Fund making the distribution;
o    invested in shares of another Principal Investors Fund (Dividend Relay); or
o    paid in cash.

Generally, for federal income tax purposes, Fund distributions are taxable as ordinary income, except that any distributions of long-term capital gains will be taxed as such regardless of how long Fund shares have been held. However, distributions by the Fund to retirement plans and accounts that qualify for tax-exempt treatment under federal income tax laws will not be taxable. Special tax rules apply to investments by such plans/accounts.

A tax advisor should be consulted to determine the suitability of the Fund as an investment by such a plan and the tax treatment of distributions by the Fund. A tax advisor can also provide information on the potential impact of possible foreign, state and local taxes. A Fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased.

A Fund's investments in certain debt obligations may cause the Fund to recognize taxable income in excess of the cash generated by such obligations. Thus, the Fund could be required at times to liquidate other investments in order to satisfy its distribution requirement.

The Bond & Mortgage Securities, Government Securities, High Quality Intermediate-Term Bond, High Quality Long-Term Bond and High Quality Short-Term Bond Funds pay their net investment income on a monthly basis. Payments are made to shareholders of record on the business day prior to the payment date. The payment date is the 23rd of each month (or previous business day).

The other Funds (other than the Capital Preservation and Money Market Funds) pay their net investment income once each year. Payments are made to shareholders of record on the business day prior to the payment date. The payment date for the LifeTime Funds is December 27 (or previous business day). The payment date for the other Funds is December 23 (or previous business day).

Net realized capital gains, if any, are distributed annually. Generally the distribution is made on the fourth business day of December. Payments are made to shareholders of record as of the business day prior to the payable date. Capital gains may be taxable at different rates, depending on the length of time that the Fund holds its assets.

The Capital Preservation and Money Market Funds each declares dividends of all its daily net investment income each day its shares are priced. The dividends are paid daily and are automatically reinvested back into additional shares of the Fund making the payment

Under normal circumstances, the Money Market Fund intends to hold portfolio securities until maturity and value them at amortized cost. Therefore, the Money Market Fund does not expect any capital gains or losses. Should there be any gain, it could result in an increase in dividends. A capital loss could result in a dividend decrease.

For the Capital Preservation Fund only:
To enable the Capital Preservation Fund to maintain a stable value per share in the event of a capital gain distribution, its Board may declare a reverse split of Fund shares to offset such capital gain distribution. The reverse split would be effective on the ex-distribution date of the capital gain distribution. The reverse split would be an amount that causes the value and total number of shares held by each shareholder, including shares acquired by reinvestment of the distribution, to remain the same as before the distribution was made.

For example, if the Fund declares an additional distribution of 10 cents per share when the price per share is $10.00, a shareholder holding one share receives 0.01 additional share as a result of the additional distribution. If there was no reverse split, the price per share would be approximately $9.90. The total value of the shares held by the shareholder would be $10.00 (1.01 shares X $9.90/share). If a 1.01-for-1 reverse share split was declared, the shareholder's holding would be combined into one share with a price per share of $10.00. The reverse share split does not affect the value of the total holdings of the shareholder.

GENERAL INFORMATION ABOUT A FUND ACCOUNT

Statements and reports that Principal Investors Fund sends to you include the prospectus and financial reports (every six months). To reduce expenses, only one copy of most financial reports and prospectuses may be mailed to households, even if more than one person in the household owns shares of the Fund. Call Principal Investors Fund if you need additional copies of financial reports or prospectuses. If you do not want the mailing of these documents to be combined with those for other members of your household, send a written instruction to the Fund.

Statements
You will receive quarterly (monthly statements for the Money Market Fund) statements for the Funds you own. The statements provide the number and value of shares you own, transactions during the quarter, dividends declared or paid and other information. The year-end statement includes information for all transactions that took place during the year. Please review your statement as soon as you receive it. Keep your statements as you may need them for tax reporting purposes.

Generally, each time you buy, sell or exchange shares between Principal Investors Fund, you will receive a confirmation in the mail shortly thereafter. It summarizes all the key information - what you bought or sold, the amount of the transaction, and other vital data.

Certain purchases and sales are only included on your quarterly statement. These include accounts:
o    when the only activity during the quarter:
     o    is purchase of shares from reinvested  dividends and/or capital gains;
     o    is a result of Dividend Relay;
     o    are purchases under an Automatic Investment Plan;
     o    are sales under a periodic withdrawal plan; or

o    are purchases or sales under an automatic exchange election.
o    used to fund certain individual retirement or individual pension plans; or
o    established under a payroll deduction plan.

If you need information about your account(s) at other times, you may:

o call us at 1-800-247-4123. (Our office generally is open Monday through Friday between 7 a.m. and 7 p.m. Central Time);
o    call our PrinCall(R)line 24 hours a day at 1-800-421-2298; or
o    access your account on the internet at www.principal.com.

Signature Guarantees
Certain transactions require that your signature be guaranteed. If required, the signature(s) must be guaranteed by a commercial bank, trust company, credit union, savings and loan, national securities exchange member or brokerage firm. A signature guaranteed by a notary public or savings bank is not acceptable. Signature guarantees are required:

o    if you sell more than $100,000 from any one Fund;
o    if  a  sales   proceeds   check  is  payable  to  other  than  the  account
     shareholder(s), The Principal, Principal Residential Mortgage, Inc. or Principal Bank;
o to add telephone transaction services and/or wire privileges to an existing account;
o to change bank account information designated under an existing telephone withdrawal plan; and
o to have a sales proceeds check mailed to an address other than the address on the account or to the address on the account if it has been changed within the preceding month.

Special Plans
The Funds reserve the right to amend or terminate the special plans described in this prospectus. Such plans include automatic investment, dividend relay, periodic withdrawal, waiver of Fund minimums for certain accounts and waiver or reduction of the contingent deferred sales charge for certain purchasers. You will be notified of any such action to the extent required by law.

Telephone Instructions
The Funds reserve the right to refuse telephone instructions. You are liable for a loss resulting from a fraudulent telephone instruction that we reasonably believe is genuine. We use reasonable procedures to assure instructions are genuine. If the procedures are not followed, we may be liable for loss due to unauthorized or fraudulent transactions. The procedures include: recording all telephone instructions, requesting personal identification information (name, address, phone number, social security number, birth date, etc.) and sending written confirmation to the shareholder's address of record.

Financial Statements
Shareholders will receive annual financial statements for the Funds, audited by the Funds' independent auditors, Ernst & Young LLP. Shareholders will also receive a semiannual financial statement that is unaudited.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:

                         2001/(B)/
                         ----
BALANCED FUND
-------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..   $9.53
Income from Investment
 Operations:
 Net Investment Income    0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.01
                          ----
 Total From Investment
            Operations    0.02
                          ----
Net Asset Value, End
 of Period............   $9.55
                         =====
Total Return /(a)/ ...    0.01%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $275
 Ratio of Expenses to
  Average Net Assets..    1.23%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    2.01%/(d)/
 Portfolio Turnover
  Rate................   158.1%/(d)/




/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Period from March 1, 2001, date shares first offered, through April 30,
  2001. Class J incurred an unrealized loss of $.06 per share from February 27, 2001 through February 28, 2001.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.



                         2001/(B)/
                         ----
BOND & MORTGAGE SECURITIES FUND
-------------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..  $10.37
Income from Investment
 Operations:
 Net Investment Income    0.08
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.06)
                         -----
 Total From Investment
            Operations    0.02
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.09)
                         -----
   Total Dividends and
         Distributions   (0.09)
                         -----
Net Asset Value, End
 of Period............  $10.30
                        ======
Total Return /(a)/ ...    0.00%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $327
 Ratio of Expenses to
  Average Net Assets..    1.26%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    5.28%/(d)/
 Portfolio Turnover
  Rate................   241.8%/(d)/



/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Period from March 1, 2001, date shares first offered, through April 30,
  2001. Class J recognized $.01 of net investment income per share and incurred an unrealized gain of $.02 per share from February 27, 2001 through February 28, 2001.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:



                         2001/(B)/
                         ----
EUROPEAN FUND
-------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..   $9.71
Income from Investment
 Operations:
 Net Investment Income    0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.18)
                         -----
 Total From Investment
            Operations   (0.17)
                         -----
Net Asset Value, End
 of Period............   $9.54
                         =====
Total Return /(a)/ ...   (2.05)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $105
 Ratio of Expenses to
  Average Net Assets..    1.76%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.50%/(d)/
 Portfolio Turnover
  Rate................   137.3%/(d)/



/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Period from March 1, 2001, date shares first offered, through April 30,
  2001.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.



                         2001/(B)/
                         ----
GOVERNMENT SECURITIES FUND
--------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..  $10.26
Income from Investment
 Operations:
 Net Investment Income    0.08
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.04)
                         -----
 Total From Investment
            Operations    0.04
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.09)
                         -----
   Total Dividends and
         Distributions   (0.09)
                         -----
Net Asset Value, End
 of Period............  $10.21
                        ======
Total Return /(a)/ ...    0.30%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $253
 Ratio of Expenses to
  Average Net Assets..    1.12%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    5.33%/(d)/
 Portfolio Turnover
  Rate................    45.3%/(d)/



/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Period from March 1, 2001, date shares first offered, through April 30,
  2001. Class J recognized $.01 of net investment income per share from February 27, 2001 through February 28, 2001.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:



                         2001/(B)/
                         ----
HIGH QUALITY INTERMEDIATE-TERM BOND FUND
----------------------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..  $10.33
Income from Investment
 Operations:
 Net Investment Income    0.09
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.09)
                         -----
 Total From Investment
            Operations      --
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.09)
                         -----
   Total Dividends and
         Distributions   (0.09)
                         -----
Net Asset Value, End
 of Period............  $10.24
                        ======
Total Return /(a)/ ...   (0.22)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $126
 Ratio of Expenses to
  Average Net Assets..    1.15%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    5.37%/(d)/
 Portfolio Turnover
  Rate................    99.1%/(d)/




/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Period from March 1, 2001, date shares first offered, through April 30,
  2001. Class J recognized $.01 of net investment income per share and incurred an unrealized gain of $.02 per share from February 27, 2001 through February 28, 2001.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.



                         2001/(B)/
                         ----
HIGH QUALITY LONG-TERM BOND FUND
--------------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..  $10.40
Income from Investment
 Operations:
 Net Investment Income    0.09
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.20)
                         -----
 Total From Investment
            Operations   (0.11)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.09)
                         -----
   Total Dividends and
         Distributions   (0.09)
                         -----
Net Asset Value, End
 of Period............  $10.20
                        ======
Total Return /(a)/ ...   (1.46)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $108
 Ratio of Expenses to
  Average Net Assets..    1.15%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    5.30%/(d)/
 Portfolio Turnover
  Rate................   118.5%/(d)/



/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Period from March 1, 2001, date shares first offered, through April 30,
  2001. Class J recognized $.01 of net investment income per share and incurred an unrealized gain of $.03 per share from February 27, 2001 through February 28, 2001.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:



                         2001/(B)/
                         ----
HIGH QUALITY SHORT-TERM BOND FUND
---------------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..  $10.25
Income from Investment
 Operations:
 Net Investment Income    0.09
                          ----
 Total From Investment
            Operations    0.09
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.09)
                         -----
   Total Dividends and
         Distributions   (0.09)
                         -----
Net Asset Value, End
 of Period............  $10.25
                        ======
Total Return /(a)/ ...    0.77%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $146
 Ratio of Expenses to
  Average Net Assets..    1.14%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    5.22%/(d)/
 Portfolio Turnover
  Rate................    46.8%/(d)/



/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Period from March 1, 2001, date shares first offered, through April 30,
  2001. Class J recognized $.01 of net investment income per share and incurred an unrealized gain of $.01 per share from February 27, 2001 through February 28, 2001.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.



                         2001/(B)/
                         ----
INTERNATIONAL EMERGING MARKETS FUND
-----------------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..  $10.29
Income from Investment
 Operations:
 Net Investment Income    0.03
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.32)
                         -----
 Total From Investment
            Operations   (0.29)
 ----
Net Asset Value, End
 of Period............  $10.00
                        ======
Total Return /(a)/ ...   (2.44)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $99
 Ratio of Expenses to
  Average Net Assets..    2.17%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    1.84%/(d)/
 Portfolio Turnover
  Rate................   113.5%/(d)/



/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Period from March 1, 2001, date shares first offered, through April 30,
  2001. Class J incurred an unrealized loss of $.06 per share from February 27, 2001 through February 28, 2001.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:



                         2001/(B)/
                         ----
INTERNATIONAL FUND I
--------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..   $9.54
Income from Investment
 Operations:
 Net Investment Income    0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.28)
                         -----
 Total From Investment
            Operations   (0.27)
                         -----
Net Asset Value, End
 of Period............   $9.27
                         =====
Total Return /(a)/ ...   (2.83)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $199
 Ratio of Expenses to
  Average Net Assets..    1.64%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    1.75%/(d)/
 Portfolio Turnover
  Rate................   127.6%/(d)/



/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Period from March 1, 2001, date shares first offered, through April 30,
  2001. Class J incurred an unrealized loss of $.03 per share from February 27, 2001 through February 28, 2001.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.



                         2001/(B)/
                         ----
INTERNATIONAL FUND II
---------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..   $9.29
Income from Investment
 Operations:
 Net Investment Income    0.01
                          ----
 Total From Investment
            Operations    0.01
                          ----
Net Asset Value, End
 of Period............   $9.30
                         =====
Total Return /(a)/ ...   (0.11)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $109
 Ratio of Expenses to
  Average Net Assets..    1.76%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.42%/(d)/
 Portfolio Turnover
  Rate................   107.0%/(d)/



/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Period from March 1, 2001, date shares first offered, through April 30,
  2001. Class J incurred an unrealized loss of $.03 per share from February 27, 2001 through February 28, 2001.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:



                         2001/(B)/
                         ----
INTERNATIONAL SMALLCAP FUND
---------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..   $9.55
Income from Investment
 Operations:
 Net Investment Income    0.03
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.37)
                         -----
 Total From Investment
            Operations   (0.34)
                         -----
Net Asset Value, End
 of Period............   $9.21
                         =====
Total Return /(a)/ ...   (3.15)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $99
 Ratio of Expenses to
  Average Net Assets..    1.96%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    2.01%/(d)/
 Portfolio Turnover
  Rate................   227.5%/(d)/



/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Period from March 1, 2001, date shares first offered, through April 30,
  2001.  Class J incurred an unrealized loss of $.01 per share from
   February 27, 2001 through February 28, 2001.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.



                         2001/(B)/
                         ----
LARGECAP BLEND FUND
-------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..   $8.88
Income from Investment
 Operations:
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.02)
                         -----
 Total From Investment
            Operations   (0.02)
                         -----
Net Asset Value, End
 of Period............   $8.86
                         =====
Total Return /(a)/ ...   (0.34)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $133
 Ratio of Expenses to
  Average Net Assets..    1.21%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.02)%/(d)/
 Portfolio Turnover
  Rate................   101.0%/(d)/



/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Period from March 1, 2001, date shares first offered, through April 30,
  2001. Class J incurred an unrealized loss of $.11 per share from February 27, 2001 through February 28, 2001.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:



                         2001/(B)/
                         ----
LARGECAP GROWTH FUND
--------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..   $7.63
Income from Investment
 Operations:
 Net Investment Income   (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.15)
                         -----
 Total From Investment
            Operations   (0.16)
                         -----
Net Asset Value, End
 of Period............   $7.47
                         =====
Total Return /(a)/ ...   (2.73)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $104
 Ratio of Expenses to
  Average Net Assets..    1.32%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.62)%/(d)/
 Portfolio Turnover
  Rate................    59.5%/(d)/




/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Period from March 1, 2001, date shares first offered, through April 30,
  2001. Class J incurred an unrealized loss of $.12 per share from February 27, 2001 through February 28, 2001.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.



                        2001/(B)/
                        ----
LARGECAP S&P 500 INDEX FUND
---------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..  $9.37
Income from Investment
 Operations:
 Net Investment Income   0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   0.07
                         ----
 Total From Investment
            Operations   0.08
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...  (0.01)
                        -----
   Total Dividends and
         Distributions  (0.01)
                        -----
Net Asset Value, End
 of Period............  $9.44
                        =====
Total Return /(a)/ ...   0.53%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $621
 Ratio of Expenses to
  Average Net Assets..   0.84%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   0.30%/(d)/
 Portfolio Turnover
  Rate................    5.2%/(d)/



/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Period from March 1, 2001, date shares first offered, through April 30,
  2001. Class J incurred an unrealized loss of $.14 per share from February 27, 2001 through February 28, 2001.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:



                         2001/(B)/
                         ----
LARGECAP VALUE FUND
-------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..  $10.18
Income from Investment
 Operations:
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.18
                          ----
 Total From Investment
            Operations    0.18
                          ----
Net Asset Value, End
 of Period............  $10.36
                        ======
Total Return /(a)/ ...    2.47%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $162
 Ratio of Expenses to
  Average Net Assets..    1.19%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.31%/(d)/
 Portfolio Turnover
  Rate................   151.2%/(d)/



/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Period from March 1, 2001, date shares first offered, through April 30,
  2001.  Class J incurred an unrealized loss of $.10 per share from
   February 27, 2001 through February 28, 2001.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.



                         2001/(B)/
                         ----
MIDCAP BLEND FUND
-----------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..   $9.95
Income from Investment
 Operations:
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.25
                          ----
 Total From Investment
            Operations    0.25
                          ----
Net Asset Value, End
 of Period............  $10.20
                        ======
Total Return /(a)/ ...    2.31%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $202
 Ratio of Expenses to
  Average Net Assets..    1.39%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.18%/(d)/
 Portfolio Turnover
  Rate................    57.5%/(d)/



/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Period from March 1, 2001, date shares first offered, through April 30,
  2001. Class J incurred an unrealized loss of $.08 per share from February 27, 2001 through February 28, 2001.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:



                         2001/(B)/
                         ----
MIDCAP GROWTH FUND
------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..   $7.82
Income from Investment
 Operations:
 Net Investment Income   (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.12
                          ----
 Total From Investment
            Operations    0.11
                        ----
Net Asset Value, End
 of Period............   $7.93
                         =====
Total Return /(a)/ ...    1.02%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $131
 Ratio of Expenses to
  Average Net Assets..    1.43%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (1.04)%/(d)/
 Portfolio Turnover
  Rate................   344.2%/(d)/



/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Period from March 1, 2001, date shares first offered, through April 30,
  2001. Class J incurred an unrealized loss of $.20 per share from February 27, 2001 through February 28, 2001.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.



                         2001/(B)/
                         ----
MIDCAP S&P 400 INDEX FUND
-------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..   $9.98
Income from Investment
 Operations:
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.27
                          ----
 Total From Investment
            Operations    0.27
 ----
Net Asset Value, End
 of Period............  $10.25
                        ======
Total Return /(a)/ ...    3.02%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $147
 Ratio of Expenses to
  Average Net Assets..    0.91%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.12%/(d)/
 Portfolio Turnover
  Rate................    51.5%/(d)/



/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Period from March 1, 2001, date shares first offered, through April 30,
  2001. Class J incurred an unrealized loss of $.10 per share from February 27, 2001 through February 28, 2001.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:



                         2001/(B)/
                         ----
MIDCAP VALUE FUND
-----------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..  $10.49
Income from Investment
 Operations:
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.38
                          ----
 Total From Investment
            Operations    0.38
                          ----
Net Asset Value, End
 of Period............  $10.87
                        ======
Total Return /(a)/ ...    4.02%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $262
 Ratio of Expenses to
  Average Net Assets..    1.38%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.11%/(d)/
 Portfolio Turnover
  Rate................   115.6%/(d)/



/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Period from March 1, 2001, date shares first offered, through April 30,
  2001. Class J incurred an unrealized loss of $.05 per share from February 27, 2001 through February 28, 2001.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.



                         2001/(B)/
                         ----
MONEY MARKET FUND
-----------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..  $1.000
Income from Investment
 Operations:
 Net Investment Income   0.007
                         -----
 Total From Investment
            Operations   0.007
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...  (0.007)
                        ------
   Total Dividends and
         Distributions  (0.007)
                        ------
Net Asset Value, End
 of Period............  $1.000
                        ======
Total Return /(a)/ ...    0.70%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $754
 Ratio of Expenses to
  Average Net Assets..    1.31%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    4.42%/(d)/



/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Period from March 1, 2001 date shares first offered, through April 30,
  2001
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:



                        2001/(B)/
                        ----
PACIFIC BASIN FUND
------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..  $8.79
Income from Investment
 Operations:
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   0.31
                         ----
 Total From Investment
            Operations   0.31
                        ----
Net Asset Value, End
 of Period............  $9.10
                        =====
Total Return /(a)/ ...   4.48%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $102
 Ratio of Expenses to
  Average Net Assets..   1.76%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   0.06%/(d)/
 Portfolio Turnover
  Rate................   46.9%/(d)/



/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Period from March 1, 2001, date shares first offered, through April 30,
  2001. Class J incurred an unrealized loss of $.11 per share from February 27, 2001 through February 28, 2001.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.



                         2001/(B)/
                         ----
PARTNERS LARGECAP BLEND FUND
----------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..  $10.15
Income from Investment
 Operations:
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.02
                          ----
 Total From Investment
            Operations    0.02
 ----
Net Asset Value, End
 of Period............  $10.17
                        ======
Total Return /(a)/ ...    0.39%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $104
 Ratio of Expenses to
  Average Net Assets..    1.51%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.17%/(d)/
 Portfolio Turnover
  Rate................   128.1%/(d)/



/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Period from March 1, 2001, date shares first offered, through April 30,
  2001. Class J incurred an unrealized loss of $.13 per share from February 27, 2001 through February 28, 2001.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:



                         2001/(B)/
                         ----
PARTNERS LARGECAP GROWTH FUND I
-------------------------------
J SHARES
--------
Net Asset Value,
 Beginning of Period..   $8.58
Income from Investment
 Operations:
 Net Investment Income   (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.10)
                         -----
 Total From Investment
            Operations   (0.11)
                         -----
Net Asset Value, End
 of Period............   $8.47
                         =====
Total Return /(a)/ ...   (1.51)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $134
 Ratio of Expenses to
  Average Net Assets..    1.52%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.64)%/(d)/
 Portfolio Turnover
  Rate................    73.5%/(d)/



/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Period from March 1, 2001, date shares first offered, through April 30,
  2001. Class J incurred an unrealized loss of $.09 per share from February 27, 2001 through February 28, 2001.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.



                         2001/(B)/
                         ----
PARTNERS LARGECAP GROWTH FUND II
--------------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..   $8.37
Income from Investment
 Operations:
 Net Investment Income   (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.17
                          ----
 Total From Investment
            Operations    0.16
                          ----
Net Asset Value, End
 of Period............   $8.53
                         =====
Total Return /(a)/ ...    1.19%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $106
 Ratio of Expenses to
  Average Net Assets..    1.78%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.85)%/(d)/
 Portfolio Turnover
  Rate................    40.2%/(d)/



/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Period from March 1, 2001, date shares first offered, through April 30,
  2001. Class J incurred an unrealized loss of $.12 per share from February 27, 2001 through February 28, 2001.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:



                         2001/(B)/
                         ----
PARTNERS LARGECAP VALUE FUND
----------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..  $10.82
Income from Investment
 Operations:
 Net Investment Income    0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.15
                          ----
 Total From Investment
            Operations    0.16
                          ----
Net Asset Value, End
 of Period............  $10.98
                        ======
Total Return /(a)/ ...    1.76%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $123
 Ratio of Expenses to
  Average Net Assets..    1.55%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.47%/(d)/
 Portfolio Turnover
  Rate................    32.0%/(d)/



/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Period from March 1, 2001, date shares first offered, through April 30,
  2001. Class J shares recognized $.01 of net investment income per share and incurred an unrealized loss of $.09 per share from February 27, 2001 through February 28, 2001.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.



                         2001/(B)/
                         ----
PARTNERS MIDCAP BLEND FUND
--------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.16
                          ----
 Total From Investment
            Operations    0.16
                          ----
Net Asset Value, End
 of Period............  $10.16
                        ======
Total Return /(a)/ ...    1.60%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $885
 Ratio of Expenses to
  Average Net Assets..    1.53%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.27)%/(d)/
 Portfolio Turnover
  Rate................   209.4%/(d)/



/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Period from March 1, 2001, date operations commenced, through April 30,
  2001.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:



                         2001/(B)/
                         ----
PARTNERS MIDCAP GROWTH FUND
---------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..   $8.27
Income from Investment
 Operations:
 Net Investment Income   (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.22
                          ----
 Total From Investment
            Operations    0.21
                        ----
Net Asset Value, End
 of Period............   $8.48
                         =====
Total Return /(a)/ ...    2.05%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $145
 Ratio of Expenses to
  Average Net Assets..    1.69%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (1.46)%/(d)/
 Portfolio Turnover
  Rate................   403.2%/(d)/



/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Period from March 1, 2001, date shares first offered, through April 30,
  2001.  Class J incurred an unrealized loss of $.24 per share from
   February 27, 2001 through February 28, 2001.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.



                         2001/(B)/
                         ----
PARTNERS MIDCAP VALUE FUND
--------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..  $10.20
Income from Investment
 Operations:
 Net Investment Income   (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.35
                          ----
 Total From Investment
            Operations    0.34
 ----
Net Asset Value, End
 of Period............  $10.54
                        ======
Total Return /(a)/ ...    3.54%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $127
 Ratio of Expenses to
  Average Net Assets..    1.75%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.65)%/(d)/
 Portfolio Turnover
  Rate................   281.3%/(d)/



/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Period from March 1, 2001, date shares first offered, through April 30,
  2001. Class J incurred an unrealized loss of $.07 per share from February 27, 2001 through February 28, 2001.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:



                         2001/(B)/
                         ----
PARTNERS SMALLCAP GROWTH FUND I
-------------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..   $8.28
Income from Investment
 Operations:
 Net Investment Income   (0.02)
                         -----
 Total From Investment
            Operations   (0.02)
                         -----
Net Asset Value, End
 of Period............   $8.26
                         =====
Total Return /(a)/ ...    0.12%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $100
 Ratio of Expenses to
  Average Net Assets..    1.88%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (1.43)%/(d)/
 Portfolio Turnover
  Rate................   185.5%/(d)/



/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Period from March 1, 2001, date shares first offered, through April 30,
  2001. Class J incurred an unrealized loss of $.10 per share from February 27, 2001 through February 28, 2001.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.



                         2001/(B)/
                         ----
PARTNERS SMALLCAP GROWTH FUND II
--------------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..   $7.75
Income from Investment
 Operations:
 Net Investment Income   (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.02)
                         -----
 Total From Investment
            Operations   (0.03)
                         -----
Net Asset Value, End
 of Period............   $7.72
                         =====
Total Return /(a)/ ...   (1.03)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $96
 Ratio of Expenses to
  Average Net Assets..    1.79%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (1.21)%/(d)/
 Portfolio Turnover
  Rate................   293.0%/(d)/



/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Period from March 1, 2001, date shares first offered, through April 30,
  2001. Class J incurred an unrealized loss of $.22 per share from February 27, 2001 through February 28, 2001.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:



                         2001/(B)/
                         ----
PARTNERS SMALLCAP VALUE FUND
----------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Investment Income   (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.45
                          ----
 Total From Investment
            Operations    0.44
                          ----
Net Asset Value, End
 of Period............  $10.44
                        ======
Total Return /(a)/ ...    4.40%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $874
 Ratio of Expenses to
  Average Net Assets..    1.53%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.47)%/(d)/
 Portfolio Turnover
  Rate................    15.5%/(d)/



/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Period from March 1, 2001, date operations commenced, through April 30,
  2001.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.



                         2001/(B)/
                         ----
REAL ESTATE FUND
----------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Investment Income    0.04
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.13
                          ----
 Total From Investment
            Operations    0.17
                          ----
Net Asset Value, End
 of Period............  $10.17
                        ======
Total Return /(a)/ ...    0.89%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $218
 Ratio of Expenses to
  Average Net Assets..    1.58%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    4.64%/(d)/
 Portfolio Turnover
  Rate................   118.1%/(d)/



/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Period from March 1, 2001, date shares first offered, through April 30,
  2001. Class J incurred an unrealized gain of $.06 per share from February 27, 2001 through February 28, 2001.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:



                         2001/(B)/
                         ----
SMALLCAP BLEND FUND
-------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..  $10.46
Income from Investment
 Operations:
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.30
                          ----
 Total From Investment
            Operations    0.30
                          ----
Net Asset Value, End
 of Period............  $10.76
                        ======
Total Return /(a)/ ...    2.97%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $189
 Ratio of Expenses to
  Average Net Assets..    1.50%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.32%/(d)/
 Portfolio Turnover
  Rate................   149.3%/(d)/



/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Period from March 1, 2001, date shares first offered, through April 30,
  2001. Class J incurred an unrealized loss of $.07 per share from February 27, 2001 through February 28, 2001.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.



                         2001/(B)/
                         ----
SMALLCAP GROWTH FUND
--------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..   $9.06
Income from Investment
 Operations:
 Net Investment Income   (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.01)
                         -----
 Total From Investment
            Operations   (0.02)
                         -----
Net Asset Value, End
 of Period............   $9.04
                         =====
Total Return /(a)/ ...    0.89%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $125
 Ratio of Expenses to
  Average Net Assets..    1.54%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (1.26)%/(d)/
 Portfolio Turnover
  Rate................   182.6%/(d)/



/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Period from March 1, 2001, date shares first offered, through April 30,
  2001. Class J incurred an unrealized loss of $.17 per share from February 27, 2001 through February 28, 2001.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:



                         2001/(B)/
                         ----
SMALLCAP S&P 600 INDEX FUND
---------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..  $10.73
Income from Investment
 Operations:
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.28
                          ----
 Total From Investment
            Operations    0.28
                          ----
Net Asset Value, End
 of Period............  $11.01
                        ======
Total Return /(a)/ ...    2.51%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $222
 Ratio of Expenses to
  Average Net Assets..    0.89%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.04)%/(d)/
 Portfolio Turnover
  Rate................    51.7%/(d)/



/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Period from March 1, 2001, date shares first offered, through April 30,
  2001. Class J incurred an unrealized loss of $.16 per share from February 27, 2001 through February 28, 2001.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.



                         2001/(B)/
                         ----
SMALLCAP VALUE FUND
-------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..  $10.64
Income from Investment
 Operations:
 Net Investment Income    0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.48
                          ----
 Total From Investment
            Operations    0.49
                          ----
Net Asset Value, End
 of Period............  $11.13
                        ======
Total Return /(a)/ ...    5.10%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $122
 Ratio of Expenses to
  Average Net Assets..    1.50%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.70%/(d)/
 Portfolio Turnover
  Rate................    79.1%/(d)/



/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Period from March 1, 2001, date shares first offered, through April 30,
  2001. Class J incurred an unrealized loss of $.04 per share from February 27, 2001 through February 28, 2001.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:



                         2001/(B)/
                         ----
TECHNOLOGY FUND
---------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..   $7.40
Income from Investment
 Operations:
 Net Investment Income   (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.08
                          ----
 Total From Investment
            Operations    0.07
                          ----
Net Asset Value, End
 of Period............   $7.47
                         =====
Total Return /(a)/ ...    0.68%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $142
 Ratio of Expenses to
  Average Net Assets..    1.75%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (1.13)%/(d)/
 Portfolio Turnover
  Rate................   145.3%/(d)/



/(a) /Total return is calculated without the contingent deferred sales charge. /(b) /Period from March 1, 2001, date shares first offered, through April 30,
  2001. Class J shares incurred an unrealized loss of $.28 per share from February 27, 2001 through February 28, 2001.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.

Additional information about the Fund is available in the Statement of Additional Information dated June 15, 2001 and which is part of this prospectus. The Statement of Additional Information can be obtained free of charge by writing or telephoning Princor Financial Services Corporation, P.O. Box 10423, Des Moines, IA 50306. Telephone 1-800-247-4123.

Information about the Fund can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling the Commission at 1-800-SEC-0330. Reports and other information about the Fund are available on the Commission's internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009.

The U.S. Government does not insure or guarantee an investment in any of the Funds. There can be no assurance that the Money Market Fund will be able to maintain a stable share price of $1.00 per share or that the Capital Preservation Fund will be able to maintain a stable share price of $10.00 per share.

Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, nor are shares of the Funds federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.

         SEC FILE

         811-07572                 Principal Investors Fund, Inc.


                                   APPENDIX A

     RELATED PERFORMANCE OF THE SUB-ADVISORS

     The Class J shares of the Funds started operations in March, 2001 and have limited performance data. The following tables set forth historical information about client accounts managed by a Sub-Advisor that have investment objectives and strategies similar to those of the corresponding Fund the Sub-Advisor manages. These client accounts may consist of individuals, institutions and other mutual funds. This composite data is provided to illustrate the past performance of each Sub-Advisor in managing similar accounts and does not represent the performance of any Fund.

     On the following pages "composite performance" is shown for each Sub-Advisor with regard to all of those similarly managed accounts. The composite performance is computed based upon essentially the Sub-Advisor's asset weighted "average" performance with regard to such accounts. The composite performance information shown is based on a composite of all accounts of each Sub-Advisor (and its predecessor, if any) having substantially similar investment objectives, policies and strategies to the corresponding Fund. The composite results reflect the deduction of all fees and expenses actually incurred by the client accounts.

     Portions of the information below are based on data supplied by the Sub-Advisors and from statistical services, reports or other sources believed by the Manager to be reliable. However, such information has not been verified or audited by the Manager.

     Some of the accounts included in the composites are not mutual funds registered under the 1940 Act. Those accounts are not subject to investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and the Internal Revenue Code. If such requirements were applicable to these accounts, the performance shown may have been lower.

     The performance data should not be considered as an indication of future performance of any Fund or any Sub-Advisor. In addition, the effect of taxes is not reflected in the information below as it will depend on the investor's tax status.

     Please note that 1999 was an exceptionally good year for the stocks of technology companies and mutual funds that invest in them. It should not be expected that those stocks and funds will perform as well every year. Stock prices can change unpredictably and, in fact, they may lose value in some years.

PERFORMANCE RESULTS - STABLE FUNDS

                                                                Average Annual
Performance
                                                                (through March
31, 2001)                             Since
                                                            YTD        1 YR
   3 YR        5 YR        10 YR    Inception
High Quality Short-Term Bond Fund Class J Shares
                                       0.25
PCII High Quality Short-Term Bond Composite                 2.52       10.46
    5.87        6.12
Lehman Brothers Mutual Fund 1-5 Gov't/Credit Index          3.19       10.95
    6.75        6.74        6.97
Average Short-Term Bond Category (Morningstar)              2.86        9.80
    5.97        6.05        6.54

Money Market Fund Class J Shares
                                       0.37
PCII Money Market Composite                                 1.43        6.26
    5.40        5.26        4.68

PERFORMANCE RESULTS - STABLE FUNDS
                                                                        Annual
Performance
                                                                   (year ended
December 31)
                                                                2000        1999
        1998        1997         1996         1995
High Quality Short-Term Bond Fund Class J Shares
PCII High Quality Short-Term Bond Composite                     8.81        1.05
        6.79        6.64         4.85
Lehman Brothers Mutual Fund 1-5 Gov't/Credit Index              8.96        2.09
        7.63        7.13         4.67        12.88
Average Short-Term Bond Category (Morningstar)                  8.14        2.12
        6.28        6.51         4.35        11.48

Money Market Fund Class J Shares
PCII Money Market Composite                                     6.21        4.71
        5.13        5.10         4.95         5.53

PERFORMANCE RESULTS - STABLE FUNDS
                                                                        Annual
Performance
                                                                   (year ended
December 31)
                                                          1994         1993
  1992         1991
High Quality Short-Term Bond Fund Class J Shares
PCII High Quality Short-Term Bond Composite
Lehman Brothers Mutual Fund 1-5 Gov't/Credit Index        -0.72         7.10
   6.83        13.17
Average Short-Term Bond Category (Morningstar)            -0.86         6.86
   6.15        13.43

Money Market Fund Class J Shares
PCII Money Market Composite                                3.69         2.59
   3.40         5.79

PERFORMANCE RESULTS - CONSERVATIVE FUNDS
                                                                Average Annual
Performance
                                                                (through March
31, 2001)                             Since
                                                            YTD        1 YR
   3 YR        5 YR        10 YR    Inception
Bond & Mortgage Securities Fund Class J Shares
                                       0.05
PCII Multi-Sector Composite                                 3.40       13.14
    6.94        7.65        8.42
Lehman Brothers Aggregate Bond Index                        3.03       12.53
    6.87        7.48        7.98
Average Intermediate-Term Bond Category (Morningstar)       3.04       10.68
    5.65        6.49        7.62

Government Securities Fund Class J Shares
                                       0.05
PCII Mortgage-Backed Broad Composite                        2.52       12.24
    6.55        7.43        7.70
Lehman Brothers Mortgage Backed Securities Index            2.73       12.66
    6.98        7.59        7.78
Average Intermediate Government Category (Morningstar)      2.41       11.26
    5.87        6.41        6.96

High Quality Intermediate-Term Bond Fund
  Class J Shares
                                       -0.05
PCII High Quality Intermediate-Term Bond Composite          3.15       12.74
    6.52
Lehman Brothers Aggregate Bond Index                        3.03       12.53
    6.87        7.48        7.98
Average Intermediate-Term Bond Category (Morningstar)       3.04       10.68
    5.65        6.49        7.62

High Quality Long-Term Bond Fund Class J Shares
                                       -0.73
PCII High Quality Long-Term Bond Composite                  3.49       12.74
    4.83
Lehman Brothers Long Term Gov't./Corporate Bond Index       2.71       12.99
    6.68        8.49        9.56
Average Long-Term Bond Category (Morningstar)               3.01        9.78
    4.65        6.48        7.85

PERFORMANCE RESULTS - CONSERVATIVE FUNDS
                                                                        Annual
Performance
                                                                     (year ended
December 31)
                                                                2000        1999
        1998        1997         1996         1995
Bond & Mortgage Securities Fund Class J Shares
PCII Multi-Sector Composite                                     12.00
-0.57         7.97       10.16         3.94        18.41
Lehman Brothers Aggregate Bond Index                            11.63
-0.82         8.69        9.65         3.63        18.47
Average Intermediate-Term Bond Category (Morningstar)            9.45
-1.22         7.42        8.76         3.30        17.35

Government Securities Fund Class J Shares
PCII Mortgage-Backed Broad Composite                            11.08
0.22         7.62        9.97         3.90        19.10
Lehman Brothers Mortgage Backed Securities Index                11.16
1.85         6.97        9.49         5.36        16.80
Average Intermediate Government Category (Morningstar)          10.76
-1.44         7.45        8.45         2.80        16.42

High Quality Intermediate-Term Bond Fund
  Class J Shares
PCII High Quality Intermediate-Term Bond Composite              10.71
-0.57         8.28        9.32
Lehman Brothers Aggregate Bond Index                            11.63
-0.82         8.69        9.65         3.63        13.47
Average Intermediate-Term Bond Category (Morningstar)            9.45
-1.22         7.42        8.76         3.30        17.35

High Quality Long-Term Bond Fund Class J Shares
PCII High Quality Long-Term Bond Composite                      10.40
-7.41        10.39        4.85
Lehman Brothers Long Term Gov't./Corporate Bond Index           16.16
-7.64        11.76       14.52         0.13        29.93
Average Long-Term Bond Category (Morningstar)                    9.26
-2.78         6.51       10.53         3.54        21.33

PERFORMANCE RESULTS - CONSERVATIVE FUNDS

                                                                        Annual
Performance
                                                                     (year ended
December 31)
                                                          1994         1993
  1992         1991
Bond & Mortgage Securities Fund Class J Shares
PCII Multi-Sector Composite                                -2.05        10.67
    8.25        15.89
Lehman Brothers Aggregate Bond Index                       -2.92         9.75
    7.40        16.00
Average Intermediate-Term Bond Category (Morningstar)      -3.73        10.39
    7.20        16.62

Government Securities Fund Class J Shares
PCII Mortgage-Backed Broad Composite                       -4.41         9.21
    6.13        16.81
Lehman Brothers Mortgage Backed Securities Index           -1.61         6.84
    6.96        15.72
Average Intermediate Government Category (Morningstar)     -4.02         8.03
    6.39        14.67

High Quality Intermediate-Term Bond Fund
  Class J Shares
PCII High Quality Intermediate-Term Bond Composite
Lehman Brothers Aggregate Bond Index                       -2.92         9.75
    7.40        16.00
Average Intermediate-Term Bond Category (Morningstar)      -3.73        10.39
    7.20        16.62

High Quality Long-Term Bond Fund Class J Shares
PCII High Quality Long-Term Bond Composite
Lehman Brothers Long Term Gov't./Corporate Bond Index      -7.10        16.17
    8.53        19.53
Average Long-Term Bond Category (Morningstar)              -6.13        13.34
    7.98        17.15

PERFORMANCE RESULTS - MODERATE FUNDS

                                                                      Average
Annual Performance
                                                                     (through
March 31, 2001)                             Since
                                                               YTD        1 YR
      3 YR        5 YR        10 YR    Inception
Balanced Fund Class J Shares
                                         -4.19
Invista Balanced Composite                                     -5.31       -2.21
        2.24        8.35       10.71
PCII Multi-Sector Composite                                     3.40       13.14
        6.94        7.65        8.42
S&P 500 Index                                                 -11.85      -21.67
        3.05       14.18       14.41
Lehman Brothers Aggregate Bond Index                            3.03       12.53
        6.87        7.48        7.98
Average Domestic Hybrid Category (Morningstar)                 -5.31       -5.38
        3.20        8.93       10.25
LargeCap Blend Fund Class J Shares
                                         -6.52
Invista Large Cap Composite                                   -13.91      -24.42
       -3.51        9.76
S&P 500 Index                                                 -11.85      -21.67
        3.05       14.18       14.41
Average LargeCap Blend Category (Morningstar)                 -13.01      -21.11
        1.79       11.75        12.5


Partners LargeCap Blend Fund Class J Shares
                                         -5.82
Federated Capital Appreciation Composite                       -8.08      -18.22
       11.21       17.61
S&P 500 Index                                                 -11.85      -21.67
        3.05       14.18       14.41
Average LargeCap Blend Category (Morningstar)                 -13.01      -21.11
        1.79       11.75        12.5


LargeCap Growth Fund Class J Shares
                                        -11.33
Invista Large Cap Growth Composite                            -23.48      -34.96

S&P/BARRA 500 Growth Index                                    -17.41      -38.19
        0.30       13.74       13.63
Average LargeCap Growth Category (Morningstar)                -19.98      -35.66
        3.33       11.58       12.52


Partners LargeCap Growth Fund I Class J Shares
                                        -11.86
Morgan Stanley Equity Growth Composite                        -18.35      -33.80
        1.71       14.17       14.65
S&P 500 Index                                                 -11.85      -21.67
        3.05       14.18       14.41
Average LargeCap Growth Category (Morningstar)                -19.98      -35.66
        3.33       11.58       12.52


Partners LargeCap Growth Fund II Class J Shares
                                         -7.83
American Century Growth Composite                             -19.33      -38.10
        3.25       12.89       11.30
Russell 1000 Growth Index                                     -20.90      -42.72
       -0.53       11.56       12.73
Average LargeCap Growth Category (Morningstar)                -19.98      -35.66
        3.33       11.58       12.52

PERFORMANCE RESULTS - MODERATE FUNDS

Annual Performance
                                                                        (year
ended December 31)
                                                                2000        1999
        1998        1997         1996         1995
Balanced Fund Class J Shares
Invista Balanced Composite                                      -6.47
2.20        12.17       20.03        10.69        26.88
PCII Multi-Sector Composite                                     12.00
-0.57         7.97       10.16         3.94        18.41
S&P 500 Index                                                   -9.11
21.04        28.58       33.36        22.96        37.58
Lehman Brothers Aggregate Bond Index                            11.63
-0.82         8.69        9.65         3.63        18.47
Average Domestic Hybrid Category (Morningstar)                   2.06
8.24        12.50       18.24        13.07        24.87

LargeCap Blend Fund Class J Shares
Invista Large Cap Composite                                    -12.12
9.57        24.70       29.66        24.35
S&P 500 Index                                                   -9.11
21.04        28.58       33.36        22.96        37.58
Average LargeCap Blend Category (Morningstar)                   -6.97
19.72        21.95       27.43        20.37        31.99

Partners LargeCap Blend Fund Class J Shares
Federated Capital Appreciation Composite                        -3.31
44.20        20.71       31.30        18.98
S&P 500 Index                                                   -9.11
21.04        28.58       33.36        22.96        37.58
Average LargeCap Blend Category (Morningstar)                   -6.97
19.72        21.95       27.43        20.37        31.99

LargeCap Growth Fund Class J Shares
Invista Large Cap Growth Composite                             -10.24
S&P/BARRA 500 Growth Index                                     -22.08
28.25        42.15       36.38        23.98        38.13
Average LargeCap Growth Category (Morningstar)                 -14.09
39.72        33.56       25.00        18.95        32.27

Partners LargeCap Growth Fund I Class J Shares
Morgan Stanley Equity Growth Composite                         -11.00
39.42        21.11       31.40        31.23        45.03
S&P 500 Index                                                   -9.11
21.04        28.58       33.36        22.96        37.58
Average LargeCap Growth Category (Morningstar)                 -14.09
39.72        33.56       25.00        18.95        32.27

Partners LargeCap Growth Fund II Class J Shares
American Century Growth Composite                              -14.71
34.68        36.77       29.28        14.92        20.35
Russell 1000 Growth Index                                      -22.42
33.16        38.71       30.49        23.12        37.19
Average LargeCap Growth Category (Morningstar)                 -14.09
39.72        33.56       25.00        18.95        32.27

PERFORMANCE RESULTS - MODERATE FUNDS

                                                                    Annual
Performance
                                                                  (year ended
December 31)
                                                              1994         1993
      1992         1991
Balanced Fund Class J Shares

Invista Balanced Composite                                    -1.63        14.25
      10.73        27.19
PCII Multi-Sector Composite                                   -2.05        10.67
       8.25        15.89
S&P 500 Index                                                  1.32        10.08
       7.62        30.47
Lehman Brothers Aggregate Bond Index                          -2.92         9.75
       7.40        16.00
Average Domestic Hybrid Category (Morningstar)                -2.56        12.07
       8.22        23.87
LargeCap Blend Fund Class J Shares

Invista Large Cap Composite

S&P 500 Index                                                  1.32        10.08
       7.62        30.47
Average LargeCap Blend Category (Morningstar)                 -1.08        11.12
       7.62        32.13


Partners LargeCap Blend Fund Class J Shares

Federated Capital Appreciation Composite

S&P 500 Index                                                  1.32        10.08
       7.62        30.47
Average LargeCap Blend Category (Morningstar)                 -1.08        11.12
       7.62        32.13


LargeCap Growth Fund Class J Shares

Invista Large Cap Growth Composite

S&P/BARRA 500 Growth Index                                     3.13         1.68
       5.07        38.37
Average LargeCap Growth Category (Morningstar)                -2.32        10.31
       5.83        43.69


Partners LargeCap Growth Fund I Class J Shares

Morgan Stanley Equity Growth Composite                         3.18         4.32
       5.99        25.54
S&P 500 Index                                                  1.32        10.08
       7.62        30.47
Average LargeCap Growth Category (Morningstar)                -2.32        10.31
       5.83        43.69


Partners LargeCap Growth Fund II Class J Shares

American Century Growth Composite                             -1.49         3.76
      -4.29        69.02
Russell 1000 Growth Index                                      2.66         2.90
       5.00        41.16
Average LargeCap Growth Category (Morningstar)                -2.32        10.31
       5.83        43.69

PERFORMANCE RESULTS - MODERATE FUNDS
                                                                Average Annual
Performance
                                                                (through March
31, 2001)

                                      Since
                                                            YTD        1 YR
   3 YR        5 YR        10 YR    Inception
LargeCap S&P 500 Index Fund Class J Shares
                                       -6.92
Invista S&P 500 Index Composite                           -11.97      -21.97
    2.68       13.78
S&P 500 Index                                             -11.85      -21.67
    3.05       14.18       14.41
Average LargeCap Blend Category (Morningstar)             -13.01      -21.11
    1.79       11.75       12.50

LargeCap Value Fund Class J Shares
                                       -3.56
Invista Large Cap Value Composite                          -7.59       -2.66
   -2.12        9.42
S&P/BARRA 500 Value Index                                  -6.53       -1.07
    4.74       13.82       14.72
Average LargeCap Value Category (Morningstar)              -5.63        0.20
    2.35       11.57       13.00
Partners LargeCap Value Fund Class J Shares
                                       -2.22
Sanford C. Bernstein Diversified Value Composite           -1.88       14.36

Russell 1000 Value Index                                   -5.68        0.27
    3.86       14.24       15.23
Average LargeCap Value Category (Morningstar)              -5.63        0.20
    2.35       11.57       13.00

MidCap Value Fund Class J Shares
                                       -3.44
Invista Mid Cap Value Composite                            -4.43        5.84
   -3.64        7.91       11.64
S&P/BARRA MidCap 400 Value Index                           -3.44       16.15
    6.37       15.18
Average MidCap Value Category (Morningstar)                -2.98       10.72
    4.64       12.09       13.76

Partners MidCap Value Fund Class J Shares
                                       -2.55
Neuberger Berman MidCap Value Composite                    -6.89       10.62
    1.78       12.84       14.63
Russell Midcap Value Index                                 -3.53       13.83
    3.15       13.06       15.47
Average MidCap Value Category (Morningstar)                -2.98       10.72
    4.64       12.09       13.76

Real Estate Fund Class J Shares
                                       -1.19
PCREI Real Estate Composite                                -3.67       22.77
    3.24
Morgan Stanley REIT Index                                  -0.48       22.93
    0.27        9.59
Average Real Estate Category (Morningstar)                 -1.57       21.42
   -0.54        9.37        9.30

PERFORMANCE RESULTS - MODERATE FUNDS
                                                            Annual Performance
                                                            (year ended December
31)
                                                        2000        1999
1998        1997         1996         1995
LargeCap S&P 500 Index Fund Class J Shares
Invista S&P 500 Index Composite                        -9.44       20.62
28.16       32.89        22.51        37.07
S&P 500 Index                                          -9.11       21.04
28.58       33.36        22.96        37.58
Average LargeCap Blend Category (Morningstar)          -6.97       19.72
21.95       27.43        20.37        31.99

LargeCap Value Fund Class J Shares
Invista Large Cap Value Composite                       3.88       -7.12
18.04       28.94        22.18
S&P/BARRA 500 Value Index                               6.08       12.72
14.68       29.99        21.99        37.00
Average LargeCap Value Category (Morningstar)           5.47        6.63
13.10       27.01        20.79        32.28
Partners LargeCap Value Fund Class J Shares
Sanford C. Bernstein Diversified Value Composite       13.80        7.80
Russell 1000 Value Index                                7.02        7.35
15.63       35.18        21.64        38.35
Average LargeCap Value Category (Morningstar)           5.47        6.63
13.10       27.01        20.79        32.28

MidCap Value Fund Class J Shares
Invista Mid Cap Value Composite                         6.32       -7.36
3.25       35.49        16.03        41.18
S&P/BARRA MidCap 400 Value Index                       27.84        2.33
4.67       34.32        19.40        34.04
Average MidCap Value Category (Morningstar)            16.82        7.78
3.92       26.04        20.50        29.27

Partners MidCap Value Fund Class J Shares
Neuberger Berman MidCap Value Composite                29.70        8.04
-10.66       32.66        28.08        35.23
Russell Midcap Value Index                             19.18       -0.11
5.09       34.37        20.26        34.93
Average MidCap Value Category (Morningstar)            16.82        7.78
3.92       26.04        20.50        29.27

Real Estate Fund Class J Shares
PCREI Real Estate Composite                            31.15       -3.01
-10.20       19.83
Morgan Stanley REIT Index                              26.81       -4.55
-16.90       18.58        35.89        12.90
Average Real Estate Category (Morningstar)             25.83       -3.35
-15.79       23.05        31.68        15.17

PERFORMANCE RESULTS - MODERATE FUNDS


     Annual Performance

 (year ended December 31)


                                                          1994         1993
  1992         1991
LargeCap S&P 500 Index Fund Class J Shares

Invista S&P 500 Index Composite                           1.05

S&P 500 Index                                             1.32        10.08
  7.62        30.47
Average LargeCap Blend Category (Morningstar)            -1.08        11.12
  7.62        32.13


LargeCap Value Fund Class J Shares

Invista Large Cap Value Composite

S&P/BARRA 500 Value Index                                -0.63        18.60
 10.53        22.56
Average LargeCap Value Category (Morningstar)            -0.81        13.25
  9.89        28.51
Partners LargeCap Value Fund Class J Shares

Sanford C. Bernstein Diversified Value Composite

Russell 1000 Value Index                                 -1.99        18.12
 13.81        24.61
Average LargeCap Value Category (Morningstar)            -0.81        13.25
  9.89        28.51


MidCap Value Fund Class J Shares

Invista Mid Cap Value Composite                           0.98        11.43
  7.57        33.54
S&P/BARRA MidCap 400 Value Index                         -0.57        13.43
 16.02
Average MidCap Value Category (Morningstar)              -1.11        17.11
 13.54        29.65


Partners MidCap Value Fund Class J Shares

Neuberger Berman MidCap Value Composite                  -1.89        16.44
 17.52        22.36
Russell Midcap Value Index                               -2.13        15.62
 21.68        37.92
Average MidCap Value Category (Morningstar)              -1.11        17.11
 13.54        29.65


Real Estate Fund Class J Shares

PCREI Real Estate Composite

Morgan Stanley REIT Index

Average Real Estate Category (Morningstar)               -0.62        21.11
 15.87        29.59

PERFORMANCE RESULTS - AGGRESSIVE FUNDS

                                                                Average Annual
Performance
                                                                (through March
31, 2001)

                                     Since
                                                            YTD        1 YR
   3 YR        5 YR        10 YR    Inception
MidCap Blend Fund Class J Shares
                                       -3.51
Invista Mid Cap Core Composite                             -7.75       -5.03
    3.11       11.74
S&P MidCap 400 Index                                      -10.77       -6.95
    8.88       16.30       16.06
Average MidCap Blend Category (Morningstar)                -9.48      -10.82
    1.74       11.02       13.05

Partners MidCap Blend Fund Class J Shares
                                       -6.40
Morgan Stanley MidCap Blend Composite                      -8.53       -6.56
    8.20       20.68
S&P MidCap 400 Index                                      -10.77       -6.95
    8.88       16.30       16.06
Average MidCap Blend Category (Morningstar)                -9.48      -10.82
    1.74       11.02       13.05

MidCap Growth Fund Class J Shares
                                       -17.32
Invista Mid Cap Growth Composite                          -27.69      -40.79
    1.99        8.61
Russell Midcap Growth Index                               -25.09      -45.41
    1.75        9.78       12.38
Average MidCap Growth Category (Morningstar)              -22.38      -37.09
    6.01       10.31       12.60

MidCap S&P 400 Index Fund Class J Shares
                                       -7.54
Invista S&P 400 Index Composite                            -6.94       -3.79

S&P MidCap 400 Index                                      -10.77       -6.95
    8.88       16.30       16.06
Average MidCap Blend Category (Morningstar)                -9.48      -10.82
    1.74       11.02       13.05

Partners MidCap Growth Fund Class J Shares
                                       -15.16
Turner Midcap Growth Composite                            -29.70      -46.07
   17.53
Russell Midcap Growth Index                               -25.09      -45.41
    1.75        9.78       12.38
Average MidCap Growth Category (Morningstar)              -22.38      -37.09
    6.01       10.31       12.60

SmallCap Blend Fund Class J Shares
                                       -4.21
Invista Small Company Blend Composite                      -7.77        2.93
    0.77
Russell 2000 Index                                         -6.50      -15.33
   -0.89        7.76       11.81
Average SmallCap Blend Category (Morningstar)              -4.94       -0.73
    2.13       10.81       13.01

PERFORMANCE RESULTS - AGGRESSIVE FUNDS
                                                             Annual Performance
                                                             (year ended
December 31)
                                                                2000        1999
        1998        1997         1996         1995
MidCap Blend Fund Class J Shares
Invista Mid Cap Core Composite                                 13.49       12.37
        4.72       24.95        18.66        33.39
S&P MidCap 400 Index                                           17.51       14.72
       19.11       32.25        19.18        30.92
Average MidCap Blend Category (Morningstar)                     3.37       18.70
        6.77       26.45        20.44        28.71

Partners MidCap Blend Fund Class J Shares
Morgan Stanley MidCap Blend Composite                          11.74       19.99
       15.78       39.58        40.77        32.71
S&P MidCap 400 Index                                           17.51       14.72
       19.11       32.25        19.18        30.92
Average MidCap Blend Category (Morningstar)                     3.37       18.70
        6.77       26.45        20.44        28.71

MidCap Growth Fund Class J Shares
Invista Mid Cap Growth Composite                               -4.81       69.96
        2.48       26.15        13.40
Russell Midcap Growth Index                                   -11.74       51.29
       17.86       22.54        17.48        33.98
Average MidCap Growth Category (Morningstar)                   -6.90       63.90
       17.51       17.05        16.99        34.79

MidCap S&P 400 Index Fund Class J Shares
Invista S&P 400 Index Composite                                16.41
S&P MidCap 400 Index                                           17.51       14.72
       19.11       32.25        19.20        30.95
Average MidCap Blend Category (Morningstar)                     3.37       18.70
        6.77       26.45        20.44        28.71

Partners MidCap Growth Fund Class J Shares
Turner Midcap Growth Composite                                 -8.10      126.09
       26.33       41.77        18.25
Russell Midcap Growth Index                                   -11.74       51.29
       17.86       22.54        17.48        33.98
Average MidCap Growth Category (Morningstar)                   -6.90       63.90
       17.51       17.05        16.99        34.79

SmallCap Blend Fund Class J Shares
Invista Small Company Blend Composite                          19.86       12.50
      -11.27       15.89
Russell 2000 Index                                             -3.02       21.26
       -2.55       22.36        16.50        28.45
Average SmallCap Blend Category (Morningstar)                  12.84       18.18
       -3.64       26.12        19.66        25.51

PERFORMANCE RESULTS - AGGRESSIVE FUNDS





                                                           Annual Performance

                                                          (year ended December
31)
                                                     1994         1993
1992         1991
MidCap Blend Fund Class J Shares

Invista Mid Cap Core Composite                       5.46        -0.26
9.01
S&P MidCap 400 Index                                -3.59        13.93
11.90        50.07
Average MidCap Blend Category (Morningstar)         -1.61        14.50
14.93        36.20


Partners MidCap Blend Fund Class J Shares

Morgan Stanley MidCap Blend Composite

S&P MidCap 400 Index                                -3.59        13.93
11.90        50.07
Average MidCap Blend Category (Morningstar)         -1.61        14.50
14.93        36.20


MidCap Growth Fund Class J Shares

Invista Mid Cap Growth Composite

Russell Midcap Growth Index                         -2.16        11.19
8.71        47.03
Average MidCap Growth Category (Morningstar)        -1.03        15.64
9.03        50.97


MidCap S&P 400 Index Fund Class J Shares

Invista S&P 400 Index Composite

S&P MidCap 400 Index                                -3.58        13.95
11.91        50.10
Average MidCap Blend Category (Morningstar)         -1.61        14.50
14.93        36.20


Partners MidCap Growth Fund Class J Shares

Turner Midcap Growth Composite

Russell Midcap Growth Index                         -2.16        11.19
8.71        47.03
Average MidCap Growth Category (Morningstar)        -1.03        15.64
9.03        50.97


SmallCap Blend Fund Class J Shares

Invista Small Company Blend Composite

Russell 2000 Index                                  -1.82        18.88
18.41        46.04
Average SmallCap Blend Category (Morningstar)       -0.97        16.65
14.39        39.57

PERFORMANCE RESULTS - AGGRESSIVE FUNDS
                                                                Average Annual
Performance
                                                                (through March
31, 2001)                             Since
                                                            YTD        1 YR
   3 YR        5 YR        10 YR    Inception
SmallCap Growth Fund Class J Shares
                                       -15.07
Invista Small Cap Growth Composite                        -11.99      -52.41
   -6.49        5.36
Russell 2000 Growth Index                                 -15.21      -39.82
   -5.22        2.51        8.03
Average SmallCap Growth Category (Morningstar)            -17.98      -32.50
    2.28        8.21       12.06

Partners SmallCap Growth Fund I Class J Shares
                                       -11.88
Neuberger Berman SmallCap Growth Composite                -24.95      -55.62

Russell 2000 Growth Index                                 -15.21      -39.82
   -5.22        2.51        8.03
Average SmallCap Growth Category (Morningstar)            -17.98      -32.50
    2.28        8.21       12.06

Partners SmallCap Growth Fund II Class J Shares
                                       -13.46
Federated Aggressive Growth Composite                     -19.94      -65.71
   -6.99
S&P/BARRA 600 Growth Index                                -13.15      -19.36
   -1.19        6.32
Average SmallCap Growth Category (Morningstar)            -17.98      -32.50
    2.28        8.21       12.06

SmallCap S&P 600 Index Fund Class J Shares
                                       -5.21
Invista Small Cap S&P 600 Index Composite                 -10.78       -6.99

S&P SmallCap 600 Index                                     -6.57       -1.28
    1.42       10.80       13.91
Average SmallCap Blend Category (Morningstar)              -4.94       -0.73
    2.13       10.81       13.01

SmallCap Value Fund Class J Shares
                                       -2.08
Invista Small Cap Value Composite                          -2.33        9.31
   -5.07        7.79
Russell 2000 Value Index                                    0.97       19.44
    1.80       11.85       14.81
Average SmallCap Value Category (Morningstar)               0.76       13.27
    0.83       11.23       12.75

Partners SmallCap Value Fund Class J Shares
                                       -2.50
Ark Asset Small Cap Value Composite                         1.00       19.50
    1.80       11.90
Russell 2000 Value Index                                    0.97       19.44
    1.80       11.85       14.81
Average SmallCap Value Category (Morningstar)               0.76       13.27
    0.83       11.23       12.75

PERFORMANCE RESULTS - AGGRESSIVE FUNDS
                                                                   Annual
Performance
                                                                  (year ended
December 31)
                                                               2000        1999
       1998        1997         1996         1995
SmallCap Growth Fund Class J Shares
Invista Small Cap Growth Composite                          -33.86       66.37
     -2.47       34.77        14.19
Russell 2000 Growth Index                                   -22.43       43.09
      1.23       12.95        11.26        31.04
Average SmallCap Growth Category (Morningstar)               -5.71       61.45
      4.49       18.19        19.99        35.44

Partners SmallCap Growth Fund I Class J Shares
Neuberger Berman SmallCap Growth Composite                  -28.36      134.28
Russell 2000 Growth Index                                   -22.43        1.23
     12.95       11.26        31.04        -2.43
Average SmallCap Growth Category (Morningstar)               -5.71       61.45
      4.49       18.19        19.99        35.44

Partners SmallCap Growth Fund II Class J Shares
Federated Aggressive Growth Composite                       -51.02      111.60
      8.08       30.06
S&P/BARRA 600 Growth Index                                    0.57       19.57
      2.29       15.67        16.09        29.07
Average SmallCap Growth Category (Morningstar)               -5.71       61.45
      4.49       18.19        19.99        35.44

SmallCap S&P 600 Index Fund Class J Shares
Invista Small Cap S&P 600 Index Composite                    10.17
S&P SmallCap 600 Index                                       11.80       12.40
     -1.31       25.58        21.32        29.97
Average SmallCap Blend Category (Morningstar)                12.84       18.18
     -3.64       26.12        19.66        25.51

SmallCap Value Fund Class J Shares
Invista Small Cap Value Composite                            12.05       -8.92
     -6.03       33.65        26.44
Russell 2000 Value Index                                     22.83       -1.49
     -6.45       31.78        21.37        25.75
Average SmallCap Value Category (Morningstar)                16.98        4.49
     -6.99       30.04        25.53        25.13

Partners SmallCap Value Fund Class J Shares
Ark Asset Small Cap Value Composite                          33.67        6.05
     -1.89       32.41        24.03        33.78
Russell 2000 Value Index                                     22.83       -1.49
     -6.45       31.78        21.37        25.75
Average SmallCap Value Category (Morningstar)                16.98        4.49
     -6.99       30.04        25.53        25.13

PERFORMANCE RESULTS - AGGRESSIVE FUNDS
                                                                    Annual
Performance
                                                                   (year ended
December 31)
                                                             1994         1993
     1992         1991
SmallCap Growth Fund Class J Shares
Invista Small Cap Growth Composite
Russell 2000 Growth Index                                    -2.43        13.36
      7.77        51.19
Average SmallCap Growth Category (Morningstar)               -0.28        16.70
     11.99        53.64

Partners SmallCap Growth Fund I Class J Shares
Neuberger Berman SmallCap Growth Composite
Russell 2000 Growth Index                                    13.36         7.77
     51.19       -17.14
Average SmallCap Growth Category (Morningstar)               -0.28        16.70
     11.99        53.64

Partners SmallCap Growth Fund II Class J Shares
Federated Aggressive Growth Composite
S&P/BARRA 600 Growth Index                                   -5.47
Average SmallCap Growth Category (Morningstar)               -0.28        16.70
     11.99        53.64

SmallCap S&P 600 Index Fund Class J Shares
Invista Small Cap S&P 600 Index Composite
S&P SmallCap 600 Index                                       -4.77        18.78
     21.04        48.49
Average SmallCap Blend Category (Morningstar)                -0.97        16.65
     14.39        39.57

SmallCap Value Fund Class J Shares
Invista Small Cap Value Composite
Russell 2000 Value Index                                     -1.27        23.84
     29.14        41.70
Average SmallCap Value Category (Morningstar)                -0.81        16.72
     20.29        37.19

Partners SmallCap Value Fund Class J Shares
Ark Asset Small Cap Value Composite
Russell 2000 Value Index                                     -1.27        23.84
     29.14        41.70
Average SmallCap Value Category (Morningstar)                -0.81        16.72
     20.29        37.19

PERFORMANCE RESULTS - AGGRESSIVE FUNDS
                                                                Average Annual
Performance
                                                                (through March
31, 2001)                             Since
                                                            YTD        1 YR
   3 YR        5 YR        10 YR    Inception
Technology Fund Class J Shares
                                       -13.29
BT Technology Composite                                   -26.62
MSCI Global Technology and Telecommunications Index       -21.98

Average Technology Category (Morningstar)                 -34.82      -61.64
   10.07       14.20       19.42

PERFORMANCE RESULTS - AGGRESSIVE FUNDS
                                                                    Annual
Performance
                                                                   (year ended
December 31)
                                                         2000        1999
 1998        1997         1996         1995
Technology Fund Class J Shares
BT Technology Composite
MSCI Global Technology and Telecommunications Index     -42.13
Average Technology Category (Morningstar)               -33.13      136.50
 52.41        9.58        20.31        42.89

PERFORMANCE RESULTS - AGGRESSIVE FUNDS
                                                                   Annual
Performance
                                                                  (year ended
December 31)
                                                               1994         1993
       1992         1991
Technology Fund Class J Shares
BT Technology Composite
MSCI Global Technology and Telecommunications Index
Average Technology Category (Morningstar)                     13.18        24.07
      13.03        46.92

PERFORMANCE RESULTS - DYNAMIC FUNDS
                                                                Average Annual
Performance
                                                                (through March
31, 2001)                             Since
                                                            YTD        1 YR
   3 YR        5 YR        10 YR    Inception
European Fund Class J Shares
                                       -8.11
BT European Composite                                     -17.20      -31.08
    0.06       14.73
MSCI Europe (15) Index--ND                                -15.53      -22.68
   -1.42       10.75       11.07
Average Europe Category (Morningstar)                     -16.38      -27.12
   -0.86        9.22        9.88

International Emerging Markets Fund Class J Shares
                                       -9.17
Invista International Emerging Markets Equity Composite    -7.48      -37.62
   -6.04        1.87
MSCI - Emerging Markets Free--ID                           -6.19      -37.30
  -10.45       -8.37
Average Diversified Emerging Market Category (Morningstar) -6.72      -37.84
   -8.58       -4.96        0.19

International Fund I Class J Shares
                                       -8.81
Invista International Broad Markets Composite             -17.51      -26.50
   -2.30        6.83       10.32
MSCI EAFE (Europe, Australia, Far East) Index--ND         -13.73      -25.88
   -0.56        3.43        5.90
Average Foreign Category (Morningstar)                    -14.31      -28.67
    0.51        5.47        7.23

International Fund II Class J Shares
                                       -7.41
BT International Composite                                -15.00
MSCI EAFE (Europe, Australia, Far East) Index--ND         -13.73      -25.88
   -0.56        3.43        5.90
Average Foreign Category (Morningstar)                    -14.31      -28.67
    0.51        5.47        7.23

International SmallCap Fund Class J Shares
                                       -9.67
Invista International Small Cap Equity Composite          -16.80      -36.54
    8.59       18.11
Salomon Smith Barney DISC                                  -8.32      -18.38
   -1.46       -1.04        2.91
Average Foreign Category (Morningstar)                    -14.31      -28.67
    0.51        5.47        7.23

Pacific Basin Fund Class J Shares
                                       -3.79
BT Pacific Basin Composite                                 -8.42      -36.65
   14.06
MSCI Pacific Free Index--ND                                -9.23      -32.32
    1.78       -6.20       -0.35
Average Diversified Pacific/Asia Category (Morningstar)    -9.39      -40.27
    0.65       -5.99        3.94

PERFORMANCE RESULTS - DYNAMIC FUNDS
                                                                   Annual
Performance
                                                                   (year ended
December 31)
                                                                  2000
1999         1998        1997         1996      1995
European Fund Class J Shares
BT European Composite                                           -15.51
33.95        30.86       26.33        41.31      9.36
MSCI Europe (15) Index--ND                                       -8.39
15.89        28.53       23.80        21.09     21.62
Average Europe Category (Morningstar)                            -6.58
26.11        21.56       18.42        24.99     16.26

International Emerging Markets Fund Class J Shares
Invista International Emerging Markets Equity Composite         -28.63
63.25       -17.59       11.38        25.57      7.46
MSCI - Emerging Markets Free--ID                                -31.86
63.70       -27.52      -13.41         3.92     -6.95
Average Diversified Emerging Market Category (Morningstar)      -31.11
71.86       -27.03       -3.68        13.35     -3.45

International Fund I Class J Shares
Invista International Broad Markets Composite                    -7.57
25.78        10.47       12.43        24.54     14.07
MSCI EAFE (Europe, Australia, Far East) Index--ND               -14.17
26.96        20.00        1.78         6.05     11.21
Average Foreign Category (Morningstar)                          -15.66
44.49        13.00        5.43        12.39      9.82

International Fund II Class J Shares
BT International Composite
MSCI EAFE (Europe, Australia, Far East) Index--ND               -14.17
26.96        20.00        1.78         6.05     11.21
Average Foreign Category (Morningstar)                          -15.66
44.49        13.00        5.43        12.39      9.82

International SmallCap Fund Class J Shares
Invista International Small Cap Equity Composite                -11.70
86.79        13.24       15.62        40.53      3.61
Salomon Smith Barney DISC                                        -8.34
25.25         5.92      -16.82         8.79      5.41
Average Foreign Category (Morningstar)                          -15.66
44.49        13.00        5.43        12.39      9.82

Pacific Basin Fund Class J Shares
BT Pacific Basin Composite                                      -31.01
132.40         7.35      -27.91
MSCI Pacific Free Index--ND                                     -25.78
56.65         2.72      -25.87        -8.30      2.95
Average Diversified Pacific/Asia Category (Morningstar)         -35.75
92.50        -5.91      -27.90         4.02      2.39

PERFORMANCE RESULTS - DYNAMIC FUNDS
                                                                    Annual
Performance
                                                                   (year ended
December 31)
                                                                 1994
1993        1992         1991
European Fund Class J Shares
BT European Composite                                            8.49
43.12
MSCI Europe (15) Index--ND                                       2.28
29.28       -4.71        13.11
Average Europe Category (Morningstar)                            2.52
28.15       -6.82         7.47

International Emerging Markets Fund Class J Shares
Invista International Emerging Markets Equity Composite
MSCI - Emerging Markets Free--ID                                -8.67
71.26
Average Diversified Emerging Market Category (Morningstar)      -9.27
73.26        0.26        18.10

International Fund I Class J Shares
Invista International Broad Markets Composite                   -2.38
44.82        2.73        16.82
MSCI EAFE (Europe, Australia, Far East) Index--ND                7.78
32.56      -12.17        12.13
Average Foreign Category (Morningstar)                          -0.40
36.71       -4.54        13.07

International Fund II Class J Shares
BT International Composite
MSCI EAFE (Europe, Australia, Far East) Index--ND                7.78
32.56      -12.17        12.13
Average Foreign Category (Morningstar)                          -0.40
36.71       -4.54        13.07

International SmallCap Fund Class J Shares
Invista International Small Cap Equity Composite
Salomon Smith Barney DISC                                        7.07
35.26      -13.02         8.08
Average Foreign Category (Morningstar)                          -0.40
36.71       -4.54        13.07

Pacific Basin Fund Class J Shares
BT Pacific Basin Composite
MSCI Pacific Free Index--ND                                     12.76
36.21      -18.56        11.46
Average Diversified Pacific/Asia Category (Morningstar)         -5.49
59.02       -3.03        15.05

     IMPORTANT NOTES TO THE APPENDIX

     Lehman Brothers Aggregate Bond Index represents securities that are U.S. domestic, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis.

     Lehman Brothers Long Term Gov't./Corporate Bond Index is composed of all bonds covered by the Lehman Brothers Government/Corporate Bond Index with maturities of 10 years or greater. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization.

     Lehman Brothers Mortgage Backed Securities Index is composed of all fixed-rate, securitized mortgage pools by GNMA, FNMA, and the FHLMC, including GNMA Graduated Payment Mortgages. The minimum principal amount required for inclusion is $50 million. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization.

     Lehman Brothers Mutual Fund 1-5 Government/Credit Index is composed of treasury notes, agencies, and credits rated BBB or better, and with maturities of 1 year or greater and 5 years or less. It is a rolling mix of issues, as new issues are added and issues becoming less than 1 year to maturity are deleted.

     Morgan Stanley Capital International EMF (Emerging Markets Free) Index capitalization weighted and consists of stocks from 26 countries. These countries include: Argentina, Brazil, Chile, China Free, Columbia, Czech Republic, Greece, Hungary, India, Indonesia Free, Israel, Jordan, Korea at 50%, Malaysia Free, Mexico Free, Pakistan, Peru, Philippines Free, Poland, Portugal, South Africa, Sri Lanka, Taiwan at 50%, Thailand Free, Turkey and Venezuela.

     Morgan Stanley Capital International (MSCI) Europe (15) Index is a capitalization-weighted index. The index is designed to track the broader MSCI EMU Benchmark containing stocks in ten EMU member countries.

     Morgan Stanley Capital International (MSCI) Pacific Free Index is a market capitalization-weighted index representing all of the Morgan Stanley Capital International developed markets in the Pacific. It comprises six of the twenty-two countries that are included in the Morgan Stanley Capital International World. This index is created by aggregating the six different country indexes, all of which are created separately. This index is calculated with gross dividends reinvested. The countries represented by this index are: Australia, Hong Kong, Japan, Malaysia, New Zealand and Singapore. The "Free" aspect indicates that this index includes only securities that are allowed to be purchased by global investors.

     Morgan Stanley Capital International (MSCI) Global Technology and Telecommunications Index is an index composed of the developed markets countries in the MSCI World Index. Within these countries, only those securities which are included in the Information Technology and Telecommunication Services sectors according to the MSCI Global Industry Classification Standard are included in the index.

     Morgan Stanley REIT Index is a total-return index comprised of the most actively traded real estate investment trusts, and is designed to be a measure of real estate equity performance.

     Morgan Stanley Capital International (MSCI) EAFE (Europe, Australia, Far
     East) Index is a stock index designed to measure the investment returns of developed economies outside of North America.

     Russell 1000 Growth Index is an index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

     Russell 1000 Value Index is an index that measures the performance of those Russell 1000 companies with lower price to book ratios and lower forecasted growth values.

     Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

     Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. As of the latest reconstitution, the average market capitalization was approximately $580 million; the median market capitalization was approximately $466 million. The largest company in the index had an approximate market capitalization of $1.5 billion.

     Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

     Russell Midcap Growth Index measures the performance of those Russell MidCap companies with lower price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Value index.

     Russell Midcap Value Index is an index that measures the performance of those Russell Midcap companies with lower price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Value index.

     S&P 500 Index is a market capitalization-weighted index of 500 widely held stocks often used as a proxy for the stock market. It measures the movement of the largest issues. Standard & Poor's chooses the member companies for the 500 based on market size, liquidity and industry group representation. Included are the stocks of industrial, financial, utility and transportation companies.

     S&P/BARRA MidCap 400 Value Index is a market capitalization-weighted index of all the stocks in the S&P 400 that have low price-to-book ratios. The index is rebalanced semi-annually on January 1 and July 1.

     S&P/BARRA 500 Growth Index is a market capitalization-weighted index of all the stocks in the S&P 500 that have high price-to-book ratios. It is designed so that approximately 50% of the SPX market capitalization is in the Growth Index.

     S&P/BARRA 500 Value Index is a market capitalization-weighted index of the stocks in the S&P 500 Index having the highest book to price ratios. The index consists of approximately half of the S&P 500 on a market capitalization basis.

     S&P/BARRA 600 Growth Index is a market capitalization-weighted index of the stocks in the S&P SmallCap 600 Index having the lowest book to price ratios. The index consists of approximately half of the S&P SmallCap 600 on a market capitalization basis.

     S&P MidCap 400 Index includes approximately 10% of the capitalization of U.S. equity securities. These are comprised of stocks in the middle capitalization range. Any mid-sized stocks already included in the S&P 500 are excluded from this index.

     S&P SmallCap 600 Index consists of 600 domestic stocks chosen for market size, liquidity and industry group representation. It is a market weighted index (stock price x shares outstanding), with each stock affecting the index in proportion to its market value.

     Salomon Smith Barney DISC Index consists of companies that are generally larger than those in Salomon Smith Barney's standard small-cap indices. It contains a full complement of region, country, sector and industry indices.







                         SUPPLEMENT DATED AUGUST 3, 2001
                      TO THE PRINCIPAL INVESTORS FUND, INC.
                      INSTITUTIONAL CLASS SHARES PROSPECTUS
                               DATED JUNE 15, 2001


On page  104,  under  the  Day-to-day  Fund  Management  and  Portfolio  Manager
Experience   sections  for  the  International  II  Fund,  delete  the  name  of
Christopher Selth.



FV 199 S-1

                                 PRINCIPAL INVESTORS FUND, INC.
                           Institutional Class Shares








              This Prospectus describes a mutual fund organized by
             Principal Life Insurance Company(R) ("The Principal").





                         The date of this Prospectus is
                                 June 15, 2001.



















   As with all mutual funds, the Securities and Exchange Commission ("SEC") has not approved or disapproved the Fund's securities nor has it determined that this Prospectus is accurate or complete. It is a criminal offense to represent otherwise.

                                TABLE OF CONTENTS

Fund Descriptions..............................................................4
    Stable Funds
       Capital Preservation Fund...............................................
       High Quality Short-Term Bond Fund.......................................6
       Money Market Fund.......................................................8

    Conservative Funds
       Bond & Mortgage Securities Fund........................................10
       Government Securities Fund.............................................12
       High Quality Intermediate-Term Bond Fund...............................14
       High Quality Long-Term Bond Fund.......................................16

    Moderate Funds
       Balanced Fund..........................................................18
       LargeCap Blend Fund....................................................20
       LargeCap Growth Fund...................................................22
       LargeCap S&P 500 Index Fund............................................24
       LargeCap Value Fund....................................................26
       MidCap Value Fund......................................................28
       Partners LargeCap Blend Fund...........................................30
       Partners LargeCap Growth Fund I........................................32
       Partners LargeCap Growth Fund II.......................................34
       Partners LargeCap Value Fund...........................................36
       Partners MidCap Value Fund.............................................38

    Aggressive Funds
       MidCap Blend Fund......................................................42
       MidCap Growth Fund.....................................................44
       MidCap S&P 400 Index Fund..............................................46
       Partners MidCap Blend Fund.............................................48
       Partners MidCap Growth Fund............................................50
       Partners SmallCap Growth Fund I........................................52
       Partners SmallCap Growth Fund II.......................................54
       Partners SmallCap Value Fund...........................................56
       Real Estate Fund.......................................................40
       SmallCap Blend Fund....................................................58
       SmallCap Growth Fund...................................................60
       SmallCap S&P 600 Index Fund............................................62
       SmallCap Value Fund....................................................64
       Technology Fund........................................................66

    Dynamic Funds
       European Fund..........................................................68
       International Emerging Markets Fund....................................70
       International Fund I...................................................72
       International Fund II..................................................74
       International SmallCap Fund............................................76
       Pacific Basin Fund.....................................................78

    LifeTime Funds
       LifeTime 2010 Fund.....................................................80
       LifeTime 2020 Fund.....................................................82
       LifeTime 2030 Fund.....................................................84
       LifeTime 2040 Fund.....................................................86
       LifeTime 2050 Fund.....................................................88
       LifeTime Strategic Income Fund.........................................90

General Information
    The Costs of Investing....................................................92
    Certain Investment Strategies and Related Risks...........................92
    Management, Organization and Capital Structure............................97
    Shareholder Information..................................................100
    Fund Account Information.................................................102
    Financial Highlights.....................................................

Appendix A...................................................................104

The Principal Investors Funds have been divided into categories. The working definition of each category is shown below:

Stable
Investment options that historically have had lower earnings over longer periods of time and have not changed much in value over short periods of time as compared to the other categories. Examples are money market, some short-term bond and stable value investment options.

Conservative
Investments, including government securities, mortgage-backed securities, and corporate bonds, that change in value as interest rates change. They are generally less volatile than stocks.

Moderate
In general, these are stocks of large U.S. companies. In the past, they have been more volatile than corporate and government bonds. Balanced investments (that include both stocks and bonds) are also considered to be moderate investment options.

Aggressive
Although there are exceptions, these investments are generally stocks of small and medium-size U.S. companies. These investments can change in value very quickly over short time periods.

Dynamic
In general, theses are stocks of foreign companies. These investments have additional risks associated with foreign investing, such as currency risk, and can change in value very quickly over short-term periods.


LifeTime
The LifeTime Funds invest in a combination of Principal Investors Funds (the underlying funds). Each LifeTime Fund may invest in the equity, fixed-income and money market funds and allocates its assets among the underlying funds according to an asset allocation strategy. The LifeTime Strategic Income Fund is designed for investors already in retirement. Each of the other LifeTime Funds seek to become increasingly conservative as the Fund approaches its target retirement date.
      For example: The LifeTime 2030 Fund, with a target retirement year that is nearly 30 years away, has a relatively aggressive target asset allocation. The LifeTime 2010 Fund, with a target retirement year that is less than ten years away, has a relatively conservative target asset allocation.

FUND DESCRIPTIONS

The Institutional Class shares of the Principal Investors Fund are offered via this prospectus. Principal Management Corporation,* the "Manager" of each of the Funds, has selected a Sub-Advisor for each Fund based on the Sub-Advisor's experience with the investment strategy for which it was selected.

   Alliance Capital Management L.P. through its                   Federated
Investment Management Company ("Federated")
     Bernstein Investment Research and Management                 Invista
Capital Management, LLC(R)("Invista")*
     unit ("Bernstein")                                           Morgan Stanley
Asset Management ("Morgan Stanley")
   American Century Investment Management, Inc.                   Neuberger
Berman Management Inc. ("Neuberger Berman")
     ("American Century")                                         Principal
Capital Income Investors, LLC ("PCII")*
   Ark Asset Management Co., Inc. ("Ark Asset")                   Principal
Capital Real Estate Investors, LLC ("PCREI")*
   BT Funds Management (International) Limited ("BT")*            Turner
Investment Partners, Inc. ("Turner")

Only eligible purchasers may buy Institutional Class shares of the Funds. Eligible purchasers are limited to separate accounts of Principal Life Insurance Company, Principal Life Insurance Company or any of its subsidiaries or affiliates and funds distributed by Princor Financial Services Corporation ("Princor") if the fund seeks to achieve its investment objective by investing primarily in shares of mutual funds. The Board of Directors reserves the right to broaden or limit this designation of eligible purchaser.

* Principal Management Corporation, Invista, PCII, PCREI, BT and Princor are members of the Principal Financial Group.(R)

In the  description  for each Fund,  there is  important  information  about the
Fund's:

Primary investment strategy
This section summarizes how each Fund intends to achieve its investment objective. It identifies the Fund's primary investment strategy (including the type or types of securities in which the Fund invests) and any policy to concentrate in securities of issuers in a particular industry or group of industries.

Each Fund is designed to be a portion of an investor's portfolio. None of the Funds is intended to be a complete investment program. Investors should consider the risks of each Fund before making an investment and be prepared to maintain the investment during periods of adverse market conditions.

A description of the main risks is included with the discussion of each Fund. A full discussion of risks appears later in the Prospectus under the caption "Certain Investment Strategies and Related Risks."

Annual operating expenses
The annual operating expenses for each Fund are deducted from that Fund's assets (stated as a percentage of Fund assets). A Fund's operating expenses are shown with each Fund. A discussion of the fees is found in the section of the Prospectus titled "The Costs of Investing."

The examples are intended to help investors compare the cost of investing in a particular Fund with the cost of investing in other mutual funds. The examples assume an investment of $10,000 in a Fund for the time periods indicated. The examples also assume that the investment has a 5% total return each year and that the Fund's operating expenses are the same as the expenses shown. Based on these assumptions, the costs would be as shown.

Fund Performance
Because the Funds are new and have not completed a full calendar year of operations, only limited performance information for the is included in this Prospectus. To obtain performance information of a Fund after its first full calendar quarter of operations, contact us at www.principal.com or call 1-800-547-7754. Remember that a Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

     NOTE:Investments in these Funds are not deposits of a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

          No salesperson, dealer or other person is authorized to give information or make representations about a Fund other than those contained in this Prospectus. Information or representations from unauthorized parties may not be relied upon as having been made by the Principal Investors Fund, a Fund, the Manager or any Sub-Advisor.


CAPITAL PRESERVATION FUND
The Fund seeks a high level of current income while seeking to maintain a stable value per share.

Main Strategies
The Fund pursues its investment objective by investing in a diversified portfolio of investment grade fixed-income securities, money market instruments, futures, options and other instruments and by entering into contracts ("wrapper agreements") with financial institutions, such as banks and insurance companies. Under most circumstances and over most time periods, the combination of portfolio securities and wrapper agreements is expected to provide:

     o    a constant net asset value per share, and
     o    a rate of return that is higher than most money market  mutual  funds.

However, there is no guarantee that either of these goals will be achieved.


Under normal circumstances, the Fund invests at least 80% of its assets in fixed-income securities of short to intermediate term maturities rated, at the time of purchase, in one of the top four categories by S&P or Moody's or, if not rated, in the opinion of the Sub-Advisor, PCII, are of comparable quality. In the event that a particular security is downgraded after purchase, PCII will determine if it should be maintained in the portfolio or sold. Under normal circumstances, the Fund will not maintain more than 5% of its assets in non-investment grade fixed-income securities.

The rest of the Fund's assets are invested in:
o    cash or other liquid assets
o    futures contracts
o    repurchase agreements
o    swap agreements
o    options
o    when-issued securities
o    delayed delivery  securities
o wrapper agreements PCII may also use certain financing techniques such as reverse repurchase agreements.

The average portfolio duration of the Fund normally ranges from 2 to 4 years. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if the portfolio duration of the Fund is three years, a change in 1% of the Fund's yield results in a change of approximately 3% in the value of the Fund's securities. The longer a security's duration, the more sensitive it is to changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.

Under unusual market or economic conditions, the Fund may invest up to 100% of its assets in cash and cash equivalents.

Main Risks
All fixed-income securities have certain risks:

o credit risk - the possibility that the issuer does not make timely payments of principle or interest;
o interest rate risk - the possibility that the price of the security fluctuates due to changing interest rates; and
o income risk - the possibility that the Fund's income will decline when its assets are reinvested when market interest rates are falling.

The value of the securities owned by the Fund fluctuates based on these risks. PCII attempts to manage the Fund's assets to minimize these risks. In addition, the Fund invests in wrapper agreements. It is expected that under normal circumstances, the value of the wrapper agreements will fluctuate in inverse proportion to the fluctuations in the value of the securities owned by the Fund. However, there is no assurance that the Fund will be able to maintain a stable value per share.

A wrapper agreement is a contract that, under specified circumstances, requires that the wrap provider maintain a stable book value on a portion of the Fund's assets. The book value of those assets is:

                          purchase price of the assets
                                      plus
 interest on those assets at a crediting rate specified in the wrapper agreement less
                     an adjustment for impaired investments.

The Fund pays premiums to purchase wrapper agreements. These costs may reduce the Fund's investment return as compared to the return on a direct investment in the securities owned by the Fund. The wrapper may not protect the Fund if:
     o an issuer of a portfolio security defaults on payment of principal or interest;
     o    the issuer of a wrapper agreement defaults on its obligations;
     o the Fund is not able to obtain a wrapper agreement for all assets it owns; or
     o the Board of Directors determines that a wrapper agreement should be valued at a lower value than would be sufficient to maintain the Fund's stable value per share.

Any of these circumstances could result in a decline in the net asset value of a share of the Fund. PCII may use various investment techniques to reduce the Fund's risks, but there is no guarantee that the strategies will work as intended.

The Fund is not a money market fund. Assets of the Fund have longer average maturities than those of a money market fund. Because a money market fund has a shorter average maturity, its yield more closely tracks current market rates than the Fund's. In a rising interest rate environment, a money market fund's yield will rise more quickly than that of the Fund. However, in a falling interest rate environment, the money market's yield may fall more quickly than the Fund's. Over the long-term, fixed-income securities such as those purchased by the Fund have historically offered higher yields than short-term investments.

The nature of the Fund's investments - particularly the wrapper agreements - is intended to stabilize the value per share. However, as with all mutual funds, the value of the Fund's shares may rise or fall. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is designed for investors seeking preservation and stability of principal and a level of current income higher than money market funds over most time periods. It is not in itself a balanced investment plan.

Investors should consider their investment objective and tolerance for risk when making an investment decision. A plan offering investments in the Fund must impose certain restrictions on the ability of a plan participant to exchange shares for similar investment options.


Because the inception date of the Fund is June 2001, historical performance data is not available.

Fund Operating Expenses*

     Management Fees..............................   0.52%
     Wrapper Agreement Premiums...................   0.12

                    Total Fund Operating Expenses    0.64%
     Wrapper Expense Reimbursement................   0.04

                                     Net Expenses    0.60%

* The Manager has contractually agreed to pay up to 0.04% of the wrapper agreement premiums for the Fund for an indefinite period to insure that the Total Fund Operating Expenses will not exceed 0.60%. The Board of Directors may terminate this expense reimbursement arrangement at any time.

Examples
The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                              1 Year  3 Years

          Institutional Class   $61     $192


HIGH QUALITY SHORT-TERM BOND FUND
The Fund seeks to provide current income.

Main Strategies
The Fund invests primarily in high quality, short-term fixed-income securities with a dollar weighted average maturity of four years or less. The Fund considers the term "bond" to mean any debt security. Under normal circumstances, it invests at least 80% of its assets in:

     o securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;
     o debt securities of U.S. issuers rated in the three highest grades by Standard & Poor's Rating Service or Moody's Investors Service, Inc. or, if unrated, in the opinion of the Sub-Advisor, PCII, of comparable quality; and
     o mortgage-backed securities representing an interest in a pool of mortgage loans.

The rest of the Fund's assets are invested in securities in the fourth highest rating category or their equivalent. Securities in the fourth highest category are "investment grade." While they are considered to have adequate capacity to pay interest and repay principal, they do have speculative characteristics. Changes in economic and other conditions are more likely to affect the ability of the issuer to make principal and interest payments than is the case with issuers of higher rated securities.

Under unusual market or economic conditions, the Fund may invest up to 100% of its assets in cash and cash equivalents.

Main Risks
The Fund may invest in corporate fixed-income securities. When interest rates fall, the price of such securities rise and when interest rates rise, the price declines. In addition, the value of the corporate debt securities held by the Fund may be affected by factors such as credit rating of the entity that issued the security and its maturity. Lower quality and longer maturity securities will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity securities.

Mortgage-backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates. This may increase the volatility of the Fund.

Under normal circumstances, the Fund maintains a dollar-weighted average maturity of not more than four years. In determining the average maturity of the Fund's assets, the maturity date of callable or prepayable securities may be adjusted to reflect PCII's judgment regarding the likelihood of the security being called or prepaid.

The average portfolio duration of the Fund normally is less than three years and is based on PCII's forecast for interest rates. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if the portfolio duration of the Fund is three years, a change of 1% in the Fund's yield results in a change of approximately 3% in the value of the Fund's securities. The longer a security's duration, the more sensitive it is to changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.

As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The  Fund  is   generally   a  suitable   investment   for   investors   seeking
diversification by investing in a fixed-income mutual fund.


Because the inception date of the Institutional Class shares of the Fund is March 2001, only limited historical performance data is available. The return for the period from March 1, 2001 through March 31, 2001 is 0.71%.

Fund Operating Expenses

     Management Fees..............................   0.40%

         Total Fund Operating Expenses               0.40%

Examples
The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                               1 Year    3 Years

         Institutional Class      $41     $128

MONEY MARKET FUND
The Fund seeks as high a level of current income as is considered consistent with preservation of principal and maintenance of liquidity.

Main Strategies
The Fund invests its assets in a portfolio of high quality, short-term money market instruments. The investments are U.S. dollar denominated securities which the Sub-Advisor, PCII, believes present minimal credit risks. At the time the Fund purchases each security, it is an "eligible security" as defined in the regulations issued under the Investment Company Act of 1940, as amended.

The Fund maintains a dollar weighted average portfolio maturity of 90 days or less. It intends to hold its investments until maturity. However, the Fund may sell a security before it matures:

     o    to take advantage of market variations;
     o    to generate cash to cover sales of Fund shares by its shareholders; or
     o    upon revised credit opinions of the security's issuer.]

The sale of a security by the Fund before maturity may not be in the best interest of the Fund. The Fund does have an ability to borrow money to cover the sale of Fund shares. The sale of portfolio securities is usually a taxable event.

It is the policy of the Fund to be as fully invested as possible to maximize current income. Securities in which the Fund invests include:

o securities issued or guaranteed by the U.S. Government, including treasury bills, notes and bonds;
o securities issued or guaranteed by agencies or instrumentalities of the U.S. Government. These are backed either by the full faith and credit of the U.S. Government or by the credit of the particular agency or instrumentality;
o    bank obligations including:
     o certificates of deposit which generally are negotiable certificates against funds deposited in a commercial bank; or
     o bankers acceptances which are time drafts drawn on a commercial bank, usually in connection with international commercial transactions.
o commercial paper, which is short-term promissory notes issued by U.S. or foreign corporations primarily to finance short-term credit needs;
o corporate debt consisting of notes, bonds or debentures which at the time of purchase by the Fund has 397 days or less remaining to maturity;
o repurchase agreements under which securities are purchased with an agreement by the seller to repurchase the security at the same price plus interest at a specified rate. Generally these have a short maturity (less than a week) but may also have a longer maturity; and
o taxable municipal obligations, which are short-term obligations issued or guaranteed by state and municipal issuers which generate taxable income.

Among the certificates of deposit typically held by the Fund are Eurodollar and Yankee obligations, which are issued in U.S. dollars by foreign banks and foreign branches of U.S. banks. Eurodollar and Yankee obligations have risks similar to U.S. money market instruments, such as income risk and credit risk. Other risks of Eurodollar and Yankee obligations include the possibilities that: a foreign government will not let U.S. dollar-denominated assets leave the country; the banks that issue Eurodollar obligations may not be subject to the same regulations as U.S. banks; and adverse political or economic developments will affect investments in a foreign country. Before the Fund's Sub-Advisor selects a Eurodollar or Yankee obligation, however, the foreign issuer undergoes the same credit-quality analysis and tests of financial strength as an issuer of domestic securities.

Main Risks
As with all mutual funds, the value of the Fund's assets may rise or fall. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investor Profile
The Fund is generally a suitable investment for investors seeking monthly dividends without incurring much principal risk.


Because the inception date of the Institutional Class shares of the Fund is March 2001, only limited historical performance data is available. The return for the period from March 1, 2001 through March 31, 2001 is 0.45%.

Fund Operating Expenses

     Management Fees..............................   0.40%

         Total Fund Operating Expenses               0.40%


Examples
The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:
                       1 Year    3 Years

 Institutional Class     $41      $128



BOND & MORTGAGE SECURITIES FUND
The Fund seeks to provide current income.

Main Strategies
The Fund invests primarily in intermediate maturity fixed-income or debt securities rated BBB or higher by Standard & Poor's Rating Service ("S&P") or Moody's Investors Service, Inc. ("Moody's"). The Fund considers the term "bond" to mean any debt security. Under normal circumstances, the Fund invests at least 75% of its assets in:

o securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;
o mortgage-backed securities representing an interest in a pool of mortgage loans;
o debt securities and taxable municipal bonds rated, at the time of purchase, in one of the top four categories by S&P or Moody's or, if not rated, in the opinion of the Sub-Advisor, PCII, of comparable quality; and
o securities issued or guaranteed by the governments of Canada (Provincial or Federal Government) or the United Kingdom payable in U.S. dollars.

The rest of the Fund's assets may be invested in:
o preferred and common stock that may be convertible (may be exchanged for a fixed number of shares of common stock of the same issuer) or may be non-convertible; or
o securities rated less than the four highest grades of S&P or Moody's but not lower than BB- (S&P) or Ba3 (Moody's) (i.e. less than investment grade).

Under unusual market or economic conditions, the Fund may invest up to 100% of its assets in cash and cash equivalents.

Main Risks
The average portfolio duration of the Fund normally varies within a three- to six-year time frame based on PCII's forecast for interest rates. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if the portfolio duration of the Fund is three years, a change of 1% in the Fund's yield results in a change of approximately 3% in the value of the Fund's securities. The longer a security's duration, the more sensitive it is to changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.

Mortgage-backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates. This may increase the volatility of the Fund.

When interest rates fall, the price of a debt security rises and when interest rates rise, the price declines. In addition, the value of securities held by the Fund may be affected by factors such as credit rating of the entity that issued the security and its maturity. Lower quality and longer maturity securities will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity securities.

Fixed-income securities that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a potentially higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies.

As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The  Fund  is   generally   a  suitable   investment   for   investors   seeking
diversification by investing in a fixed-income mutual fund.


Because the inception date of the Institutional Class shares of the Fund is March 2001, only limited historical performance data is available. The return for the period from March 1, 2001 through March 31, 2001 is 0.41%.

Fund Operating Expenses

     Management Fees..............................   0.55%

         Total Fund Operating Expenses               0.55%

Examples
The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                      1 Year    3 Years

Institutional Class      $56     $176

GOVERNMENT SECURITIES FUND
The Fund seeks to provide current income.

Main Strategies
The Fund seeks to achieve its investment objective by investing primarily (at least 65% of its assets) in securities that are issued by the U.S. Government, its agencies or instrumentalities. The Fund may invest in mortgage-backed securities representing an interest in a pool of mortgage loans. These securities are rated AAA by Standard & Poor's Corporation or Aaa by Moody's Investor Services, Inc. or, if unrated, determined by the Sub-Advisor, PCII, to be of equivalent quality.

The Fund relies on the professional judgment of PCII to make decisions about the Fund's portfolio securities. The basic investment philosophy of PCII is to seek undervalued securities that represent good long-term investment opportunities. Securities may be sold when PCII believes they no longer represent good long-term value.

The Fund may also hold cash and cash equivalents. The size of the Fund's cash position depends on various factors, including market conditions and purchases and redemptions of Fund shares. A large cash position could impact the ability of the Fund to achieve its objective but it also would reduce the Fund's exposure in the event of a market downturn and provide liquidity to make additional investments or to meet redemptions.

Main Risks
U.S. Government securities do not involve the degree of credit risk associated with investments in lower quality fixed-income securities. As a result, the yields available from U.S. Government securities are generally lower than the yields available from many other fixed-income securities. Like other fixed-income securities, the values of U.S. Government securities change as interest rates fluctuate. Fluctuations in the value of the Fund's securities do not affect interest income on securities already held by the Fund, but are reflected in the Fund's price per share. Since the magnitude of these fluctuations generally is greater at times when the Fund's average maturity is longer, under certain market conditions the Fund may invest in short-term investments yielding lower current income rather than investing in higher yielding longer term securities.

Mortgage-backed securities are subject to prepayment risk. Prepayments, unscheduled principal payments, may result from voluntary prepayment, refinancing or foreclosure of the underlying mortgage. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates and potentially increasing the volatility of the fund.

In addition, prepayments may cause losses on securities purchased at a premium (dollar amount by which the price of the bond exceeds its face value). At times, mortgage-backed securities may have higher than market interest rates and are purchased at a premium. Unscheduled prepayments are made at par and cause the Fund to experience a loss of some or all of the premium.

Although some of the securities the Fund purchases are backed by the U.S. government and its agencies, shares of the Fund are not guaranteed. When interest rates fall, the value of the Fund's shares rises, and when rates rise, the value declines. Because of the fluctuation in values of the Fund's shares, if shares are sold when their value is less than the price paid, the investor will lose money.

Investor Profile
The  Fund  is   generally   a  suitable   investment   for   investors   seeking
diversification by investing in a fixed-income mutual fund.


Because the inception date of the Institutional Class shares of the Fund is March 2001, only limited historical performance data is available. The return for the period from March 1, 2001 through March 31, 2001 is 0.52%.

Fund Operating Expenses

     Management Fees..............................   0.40%

         Total Fund Operating Expenses               0.40%

Examples
The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                        1 Year    3 Years

  Institutional Class      $41     $128

HIGH  QUALITY  INTERMEDIATE-TERM  BOND FUND
The Fund  seeks to  provide  current income.

Main Strategies
The Fund invests primarily in intermediate term fixed-income securities rated A or higher by Standard & Poor's Rating Service ("S&P") or Moody's Investors Service, Inc. ("Moody's"). The Fund considers the term "bond" to mean any debt security. Under normal circumstances, the Fund invests at least 80% of its assets in:

o securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;
o mortgage-backed securities representing an interest in a pool of mortgage loans;
o debt securities and taxable municipal bonds rated, at the time of purchase, in one of the top three categories by S&P or Moody's or, if not rated, in the opinion of the Sub-Advisor, PCII, of comparable quality; and
o securities issued or guaranteed by the governments of Canada (Provincial or Federal Government) or the United Kingdom payable in U.S. dollars.

The rest of the Fund's assets may be invested in:
o common stock and preferred stock that may be convertible (may be exchanged for a fixed number of shares of common stock of the same issuer) or may be non-convertible; or
o securities rated less than the three highest grades of S&P or Moody's but not lower than BBB- (S&P) or BAA3 (Moody's) (i.e. less than investment grade).
Under unusual market or economic conditions, the Fund may invest up to 100% of its assets in cash and cash equivalents.

Main Risks
The average portfolio duration of the Fund normally varies within a three- to six-year time frame based on PCII's forecast for interest rates. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if the portfolio duration of the Fund is three years, a change of 1% in the Fund's yield results in a change of approximately 3% in the value of the Fund's securities. The longer a security's duration, the more sensitive it is to changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.

Although some of the securities the Fund purchases are backed by the U.S. government and its agencies, shares of the Fund are not guaranteed. The values of U.S. Government securities change as interest rates fluctuate. Fluctuations in the value of the Fund's securities do not affect interest income on securities already held by the Fund, but are reflected in the Fund's price per share.

Mortgage-backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest. This may increase the volatility of the Fund.

When interest rates fall, the price of a bond rises and when interest rates rise, the price declines. In addition, the value of securities held by the Fund may be affected by factors such as credit rating of the entity that issued the bond and effective maturities of the bond. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds.

As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The  Fund  is   generally   a  suitable   investment   for   investors   seeking
diversification by investing in a fixed-income mutual fund.


Because the inception date of the Institutional Class shares of the Fund is March 2001, only limited historical performance data is available. The return for the period from March 1, 2001 through March 31, 2001 is 0.31%.

Fund Operating Expenses

     Management Fees..............................   0.40%

         Total Fund Operating Expenses               0.40%


Examples
The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                      1 Year    3 Years

Institutional Class      $41     $128

HIGH QUALITY LONG-TERM BOND FUND
The Fund seeks to provide current income.

Main Strategies
The Fund invests primarily in long-term fixed-income securities rated A or higher by Standard & Poor's Rating Service ("S&P") or Moody's Investors Service, Inc. ("Moody's"). The Fund considers the term "bond" to mean any debt security. Under normal circumstances, the Fund invests at least 75% of its assets in:

o securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;
o mortgage-backed securities representing an interest in a pool of mortgage loans;
o debt securities and taxable municipal bonds rated, at the time of purchase, in one of the top three categories by S&P or Moody's or, if not rated, in the opinion of the Sub-Advisor, PCII, of comparable quality; and
o securities issued or guaranteed by the governments of Canada (Provincial or Federal Government) or the United Kingdom payable in U.S. dollars.

The rest of the Fund's assets may be invested in:
o common stock and preferred stock that may be convertible (may be exchanged for a fixed number of shares of common stock of the same issuer) or may be non-convertible; or
o securities rated less than the three highest grades of S&P or Moody's but not lower than BBB- (S&P) or BAA3 (Moody's) (i.e., less than investment grade).

Under unusual market or economic conditions, the Fund may invest up to 100% of its assets in cash and cash equivalents.

Main Risks
The average portfolio duration of the Fund normally is greater than six years and is based on PCII's forecast for interest rates. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if the portfolio duration of the Fund is six years, a change of 1% in the Fund's yield results in a change of approximately 6% in the value of the Fund's securities. The longer a security's duration, the more sensitive it is to changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.

Although some of the securities the Fund purchases are backed by the U.S. government and its agencies, shares of the Fund are not guaranteed. The values of U.S. Government securities change as interest rates fluctuate. Fluctuations in the value of the Fund's securities do not affect interest income on securities already held by the Fund, but are reflected in the Fund's price per share.

When interest rates fall, the price of a bond rises and when interest rates rise, the price declines. In addition, the value of securities held by the Fund may be affected by factors such as credit rating of the entity that issued the bond and effective maturities of the bond. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds.

As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The  Fund  is   generally   a  suitable   investment   for   investors   seeking
diversification by investing in a fixed-income mutual fund.


Because the inception date of the Institutional Class shares of the Fund is March 2001, only limited historical performance data is available. The return for the period from March 1, 2001 through March 31, 2001 is -0.27%.

Fund Operating Expenses

     Management Fees..............................   0.40%

         Total Fund Operating Expenses               0.40%


Examples
The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                      1 Year    3 Years

Institutional Class      $41     $128


BALANCED FUND
The Fund seeks to generate a total return consisting of current income and long-term growth of capital.

Main Strategies
The Fund seeks growth of capital and current income by investing primarily in common stocks and corporate bonds. It may also invest in other equity securities, government bonds and notes (obligations of the U.S. government or its agencies or instrumentalities) and cash. Though the percentages in each category are not fixed, common stocks generally represent 40% to 70% of the Fund's assets. The remainder of the Fund's assets is invested in bonds and cash.

Invista serves as Sub-Advisor for the portion of the Fund's portfolio that is invested in equity securities. In making its selection Invista looks for companies that have predictable earnings and which, based on growth prospects, it believes are undervalued in the marketplace. Invista buys stocks with the objective of long-term capital appreciation. From time to time, Invista purchases stocks with the expectation of price appreciation over the short-term. In response to changes in economic conditions, Invista may change the make-up of the portfolio and emphasize different market sectors by buying and selling the portfolio's stocks. The Fund may invest up to 25% of its assets in securities of foreign companies.

PCII serves as Sub-Advisor for the portion of the Fund's portfolio that is invested in fixed-income securities. Fixed-income securities are purchased to generate income and for capital appreciation purposes when PCII thinks that declining interest rates may increase market value. Deep discount bonds (those which sell at a substantial discount from their face amount) are also purchased to generate capital appreciation. The Fund may invest in bonds with speculative characteristics but does not intend to invest more than 5% of its assets in securities rated below BBB by Standard & Poor's Rating Service or Baa by Moody's Investors Service, Inc. Fixed-income securities that are not investment grade are commonly referred to as "junk bonds" or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies.

Main Risks
The value of the stocks owned by the Fund changes on a daily basis. Stock prices reflect the activities of individual companies as well as general market and economic conditions. In the short-term, stock prices can fluctuate dramatically in response to these factors. Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

Fixed-income security values change daily. Their prices reflect changes in interest rates, market conditions and announcements of other economic, political or financial information. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.

Because the Fund invests in both stocks and bonds, the Fund may underperform stock funds when stocks are in favor and underperform bond funds when bonds are in favor. As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking current income as well as long-term growth of capital.

Because the inception date of the Institutional Class shares of the Fund is March 2001, only limited historical performance data is available. The return for the period from March 1, 2001 through March 31, 2001 is -3.77%.

Fund Operating Expenses

     Management Fees..............................   0.50%

         Total Fund Operating Expenses               0.50%


Examples
The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:
                      1 Year    3 Years

Institutional Class      $51     $160


LARGECAP BLEND FUND
The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests primarily in common stocks of large capitalization companies. Under normal market conditions, the Fund invests at least 65% of its assets in companies with a market capitalization of greater than $10 billion at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

In selecting securities for investment, the Sub-Advisor, Invista, looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of stocks with these characteristics. In managing the assets of the Fund, Invista does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their investment value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average.

Invista uses a bottom-up approach in its selection of individual securities. Selection is based on fundamental analysis of a company relative to other companies with the focus being on Invista's estimation of forward-looking rates of return. Up to 25% of Fund assets may be invested in foreign securities.

Invista focuses its stock selections on established companies that it believes have a sustainable competitive advantage. Invista constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Foreign securities carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, large capitalization stocks, may underperform compared to other market segments or to the equity markets as a whole. Because certain of the securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, they may also involve greater risk than securities that do not have the same potential. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks, but who prefer investing in larger, established companies.



Because the inception date of the Institutional Class shares of the Fund is March 2001, only limited historical performance data is available. The return for the period from March 1, 2001 through March 31, 2001 is -6.07%.

Fund Operating Expenses

     Management Fees..............................   0.45%

         Total Fund Operating Expenses               0.45%


Examples
The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                      1 Year    3 Years

Institutional Class      $46     $144


LARGECAP GROWTH FUND
The Fund seeks long-term growth of capital

Main Strategies
The Fund invests primarily in common stocks and other equity securities of large capitalization companies with strong earnings growth potential. Under normal market conditions, the Fund invests at least 65% of its assets in companies with a market capitalization of greater than $10 billion at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Sub-Advisor, Invista, uses a bottom-up approach in its selection of individual securities that it believes have an above average potential for earnings growth. Selection is based on fundamental analysis of a company relative to other companies with the focus being on Invista's assessment of current and future sales growth and operating margins. Companies meeting these criteria typically have progressed beyond the development stage and are focused on growing the business. Up to 25% of Fund assets may be invested in foreign securities.

Invista places strong emphasis on companies it believes are guided by high quality management teams with a proven ability to execute. In addition, the Fund attempts to identify and emphasize those companies that are market leaders possessing the ability to control pricing and margins in their respective industries. Invista constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, large capitalization growth stocks, may underperform compared to other market segments or to the equity markets as a whole. The securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.


Because the inception date of the Institutional Class shares of the Fund is March 2001, only limited historical performance data is available. The return for the period from March 1, 2001 through March 31, 2001 is -10.94%.

Fund Operating Expenses

     Management Fees..............................   0.55%

         Total Fund Operating Expenses               0.55%

Examples
The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                      1 Year    3 Years

Institutional Class      $56     $176


LARGECAP S&P 500 INDEX FUND
The Fund seeks long-term growth of capital.

Main Strategies
Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies that compose the Standard & Poor's* ("S&P") 500 Index. The Sub-Advisor, Invista, attempts to mirror the investment performance of the index by allocating the Fund's assets in approximately the same weightings as the S&P 500. The S&P 500 is an unmanaged index of 500 common stocks chosen to reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general. Each stock is weighted by its market capitalization which means large companies have greater representation in the index than smaller ones. Over the long-term, Invista seeks a very close correlation between performance of the Fund, before expenses, and that of the S&P 500. It is unlikely that a perfect correlation of 1.00 will be achieved.

The Fund uses an indexing strategy and is not managed according to traditional methods of "active" investment management. Active management would include buying and selling securities based on economic, financial and investment judgement. Instead, the Fund uses a passive investment approach. Rather than judging the merits of a particular stock in selecting investments, Invista focuses on tracking the S&P 500. Invista may also use stock index futures as a substitute for the sale or purchase of securities. It does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of poor stock performance.

The correlation between Fund and index performance may be affected by the Fund's expenses, changes in securities markets, changes in the composition of the index and the timing of purchases and sales of Fund shares. The Fund may invest in futures and options, which could carry additional risks such as losses due to unanticipated market price movements and could also reduce the opportunity for gain.

Main Risks
Because of the difficulty and expense of executing relatively small stock trades, the Fund may not always be invested in the less heavily weighted S&P 500 stocks. At times, the Fund's portfolio may be weighted differently from the S&P 500, particularly if the Fund has a small level of assets to invest. In addition, the Fund's ability to match the performance of the S&P 500 is affected to some degree by the size and timing of cash flows into and out of the Fund. The Fund is managed to attempt to minimize such effects.

Invista reserves the right to omit or remove any of the S&P 500 stocks from the Fund if it determines that the stock is not sufficiently liquid. In addition, a stock might be excluded or removed from the Fund if extraordinary events or financial conditions lead Invista to believe that it should not be a part of the Fund's assets.

Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

In addition, the Fund is subject to the risk that its principal market segment, large capitalization stocks, may underperform compared to other market segments or to the equity markets as a whole. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds.

The net asset value of the Fund's shares is based on the values of the securities it holds. The value of the stocks owned by the Fund changes on a daily basis. The current share price reflects the activities of individual companies as well as general market and economic conditions. In the short-term, stock prices can fluctuate dramatically in response to these factors.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive rather than active management style.


  * "Standard & Poor's 500" and "S&P 500(R)" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed by the Manager. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

Because the inception date of the Institutional Class shares of the Fund is March 2001, only limited historical performance data is available. The return for the period from March 1, 2001 through March 31, 2001 is -6.39%.

Fund Operating Expenses

     Management Fees..............................   0.15%

         Total Fund Operating Expenses               0.15%

Examples
The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                      1 Year    3 Years

Institutional Class      $15      $48


LARGECAP VALUE FUND
The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests primarily in common stock and other equity securities of large capitalization companies. Under normal market conditions, the Fund invests at least 65% of its assets in companies with a market capitalization of greater than $10 billion at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. Up to 25% of Fund assets may be invested in foreign securities.

The Fund invests in stocks that, in the opinion of the Sub-Advisor, Invista, are undervalued in the marketplace at the time of purchase. Value stocks are often characterized by below average price/earnings ratios (P/E) and above average dividend yields relative to the overall market. The Fund is managed with bottom-up fundamental stock selection discipline that focuses on four key elements:

o    Determination that a stock is selling below its fair market value;
o    Early recognition of changes in a company's underlying fundamentals;
o    Evaluation of the sustainability of fundamental changes; and
o By monitoring a stock's behavior in the market, evaluation of the timeliness of the investment.

The Fund's performance is driven by fundamental stock selection skills that utilize a systematic investment process designed to identify a superior pool of stocks to analyze.

Invista focuses on its stock selections on established companies that it believes have a sustainable competitive advantage. Invista constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weights of its benchmark.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, large capitalization value stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks, but who prefer investing in companies that appear to be considered undervalued relative to similar companies.


Because the inception date of the Institutional Class shares of the Fund is March 2001, only limited historical performance data is available. The return for the period from March 1, 2001 through March 31, 2001 is -3.16%.
Fund Operating Expenses

     Management Fees..............................   0.45%

         Total Fund Operating Expenses               0.45%

Examples
The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                       1 Year    3 Years

 Institutional Class      $46     $144


MIDCAP VALUE FUND
The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests primarily in common stocks of medium capitalization companies. Under normal market conditions, the Fund invests at least 65% of its assets in companies with a market capitalization between $1 billion and $10 billion at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. Up to 25% of Fund assets may be invested in foreign securities.

The Fund invests in stocks that, in the opinion of the Sub-Advisor, Invista, are undervalued in the marketplace at the time of purchase. This value orientation emphasizes buying stocks at less than their inherent value and avoiding stocks whose price has been artificially built up. Value stocks are often characterized by below average price/earnings ratios (P/E) and above average dividend yields. The Fund's investments are selected primarily on the basis of fundamental security analysis, focusing on the company's financial stability, sales, earnings, dividend trends, return on equity and industry trends. The Fund often invests in stocks considered temporarily out of favor. Investors often over react to bad news and do not respond quickly to good news. This results in undervalued stocks of the type held by this Fund.

Invista focuses its stock selections on established companies that it believes have a sustainable competitive advantage. Invista constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-size companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, medium capitalization value stocks, may underperform compared to other market segments or to the equity markets as a whole. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds. The value of the Fund's equity securities may fluctuate on a daily basis. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable  investment  for  investors  seeking  long-term
growth  of  capital  and  willing  to  accept  the  potential   for   short-term
fluctuations  in the value of  investments.


Because the inception date of the Institutional Class shares of the Fund is March 2001, only limited historical performance data is available. The return for the period from March 1, 2001 through March 31, 2001 is -2.97%.

Fund Operating Expenses

     Management Fees..............................   0.65%

         Total Fund Operating Expenses               0.65%


Examples
The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                      1 Year    3 Years

Institutional Class      $66     $208


PARTNERS LARGECAP BLEND FUND
The Fund seeks long-term growth of capital.

Main Strategies
The Fund pursues its investment objective by investing primarily in equity securities of companies that the Sub-Advisor believes offers superior growth prospects or of companies whose stock is undervalued. Under normal market conditions, the Fund invests at least 65% of its assets in companies with large market capitalizations. Market capitalization is defined as total current market value of a company's outstanding common stock.

In selecting securities for investment, the Sub-Advisor, Federated, looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of stocks with these characteristics. The value orientation emphasizes buying stocks at less than their intrinsic investment value and avoiding stocks whose price has been unjustifiably built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average. Federated attempts to identify good long-term values through disciplined investing and careful fundamental research.

Using its own quantitative process, Federated rates the future performance potential of companies. Federated evaluates each company's earnings quality in light of its current valuation to narrow the list of attractive companies. Federated then evaluates product positioning, management quality and sustainability of current growth trends of those companies. Using this type of fundamental analysis, Federated selects the most promising companies for the Fund's portfolio.

Companies with similar characteristics may be grouped together in broad categories called sectors. In determining the amount to invest in a security, Federated limits the Fund's exposure to each business sector that comprises the S&P 500 Index. The Fund's allocation to a sector will not be less than 50% or more than 200% of the Index's allocation to that sector. The Fund may invest up to 25% of its assets in securities of foreign companies.

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate short-term gains (losses) for its shareholder, which are taxed at a higher rate than long-term gains (losses). Actively trading portfolio securities increases the Fund's trading costs and may have an adverse impact on the Fund's performance.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to sector risk which is the possibility that a certain sector may underperform other sectors or the market as a whole. As Federated allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, large capitalization stocks, may underperform compared to other market segments or to the equity markets as a whole. Because certain of the securities purchased by the Fund present greater opportunities for growth, they may also involve greater risks than securities that do not have the same potential. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks, but who prefer investing in larger, established companies.



Because the inception date of the Fund is December 2000, only limited historical performance data is available. The year-to-date return as of March 31, 2001 is -8.10%.

Average annual total returns for the period ending December 31, 2000

This section shows how the Fund's cumulative returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

                          Since
         Class          Inception

       Institutional      1.93%*


                                                Past One Past Five Past Ten
                                                  Year     Years    Years

   S&P 500 Index                                 -9.11%   18.31%    17.44%
   Morningstar Large Blend Category              -6.97    15.96    15.66


* Period from December 6, 2000, date shares first offered to the public, through December 31, 2000.

Fund Operating Expenses

     Management Fees..............................   0.75%

         Total Fund Operating Expenses               0.75%

Examples
The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                          1 Year    3 Years

    Institutional Class      $77     $240


PARTNERS LARGECAP GROWTH FUND I
The Fund seeks long-term growth of capital.

Main Strategies
The Fund seeks to maximize long-term capital appreciation by investing primarily in growth-oriented equity securities of U.S. and, to a limited extent, foreign companies that exhibit strong or accelerating earnings growth. These companies are generally characterized as "growth" companies. The Fund will invest primarily in companies with market capitalizations of $10 billion or more. The Sub-Advisor, Morgan Stanley, emphasizes individual security selection and may focus the Fund's holdings within the limits permissible for a diversified fund. The Fund's investments in foreign companies will be limited to 25% of its assets and to securities listed on U.S. exchanges or traded in U.S. Markets.

Morgan Stanley follows a flexible investment program in looking for companies with above average capital appreciation potential. Morgan Stanley focuses on companies with consistent or rising earnings growth records and compelling business strategies. Morgan Stanley continually and rigorously studies company developments, including business strategy, management focus and financial results to identify companies with earnings growth and business momentum. In addition, Morgan Stanley closely monitors analysts' expectations to identify issuers that have the potential for positive earnings surprises versus consensus expectations. Valuation is of secondary importance and is viewed in the context of prospects for sustainable earnings growth and the potential for positive earnings surprises in relation to consensus expectations.

The Fund has a long-term investment approach. However, Morgan Stanley considers selling securities of issuers that no longer meet its criteria. To the extent that the Fund engages in short-term trading, it may have increased transaction costs and may have an adverse impact on the Fund's performance.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of the securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Foreign securities carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, large capitalization growth-oriented stocks, may underperform compared to other market segments or to the equity markets as a whole. The securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.


Because the inception date of the Fund is December 2000, only limited historical performance data is available. The year-to-date return as of March 31, 2001 is -18.00%.

Average annual total returns for the period ending December 31, 2000


This section shows how the Fund's cumulative returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

                          Since
         Class          Inception

       Institutional     -5.80%*


                                              Past One Past FivePast Ten
                                                Year     Years   Years

 S&P 500 Index                                 -9.11%   18.31%    17.44%
 Morningstar Large Growth Category            -14.09    18.10     17.13


* Period from December 6, 2000, date shares first offered to the public, through December 31, 2000.

Fund Operating Expenses

     Management Fees..............................   0.75%

         Total Fund Operating Expenses               0.75%

Examples
The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                      1 Year    3 Years


Institutional Class      $77     $240


PARTNERS LARGECAP GROWTH FUND II
The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests primarily in common stocks of large capitalization companies. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Sub-Advisor, American Century, selects stocks for investment that it believes will increase in value over time using a growth investment strategy it developed. This strategy looks for companies whose earnings and revenues are not only growing, but growing at a successively faster, or accelerating, pace. Accelerating growth is shown, for example, by growth that is faster this quarter than last or faster this year than the year before. The American Century strategy is based on the premise that, over the long-term, the stocks of companies with accelerating earnings and revenues have a greater than average chance to increase in value.

Using its extensive computer database, American Century tracks financial information for thousands of companies to research and select the stocks it believes will be able to sustain accelerating growth. This information is used to help American Century select or decide to continue to hold the stocks of companies it believes will be able to sustain accelerating growth, and to sell stocks of companies whose growth begins to slow down.

Under normal market conditions, American Century intends to keep the Fund essentially fully invested in stocks regardless of the movement of stock prices generally. When it considers it prudent, American Century may invest Fund assets in non-leveraged futures and options. Non-leveraged means that the Fund may not invest in futures and options where it would be possible to lose more than the Fund invested. Futures and options can help the Fund's cash assets remain liquid while performing more like stocks. In addition, up to 25% of Fund assets may be invested in foreign securities.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, large capitalization growth stocks, may underperform compared to other market segments or to the equity markets as a whole. The securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.


Because the inception date of the Fund is December 2000, only limited historical performance data is available. The year-to-date return as of March 31, 2001 is -19.60%.


Fund Operating Expenses

     Management Fees..............................   1.00%

         Total Fund Operating Expenses               1.00%


Average annual total returns for the period ending December 31, 2000

This section shows how the Fund's cumulative returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.
                          Since
         Class          Inception

Institutional            -5.76%*


                                             Past One Past FivePast Ten
                                               Year     Years   Years


Russell 1000 Growth Index                    -22.42%   18.12%   17.33%
Morningstar Large Growth Category            -14.09    18.10    17.13


*Period from December 6, 2000, date shares first offered to the public, through December 31, 2000.

Fund Operating Expenses

     Management Fees..............................   1.00%

         Total Fund Operating Expenses               1.00%

Examples
The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                      1 Year    3 Years

Institutional Class     $102     $318


PARTNERS LARGECAP VALUE FUND
The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests primarily in undervalued equity securities of companies among the 750 largest by market capitalization that the Sub-Advisor, Bernstein, believes offer above-average potential for growth in future earnings. Under normal market conditions, the Fund generally invests at least 65% of its assets in companies with a market capitalization of greater than $10 billion at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

Bernstein employs an investment strategy, generally described as "value" investing, that involves seeking securities that:

o exhibit low financial ratios (particularly stock price-to-book value, but also stock price-to-earnings and stock price-to-cash flow);
o can be acquired for less than what Bernstein believes is the issuer's intrinsic value; or
o    appear attractive on a dividend discount model.

Value oriented investing entails a strong "sell discipline" in that it generally requires the sale of securities that have reached their intrinsic value or a target financial ratio. Value oriented investments may include securities of companies in cyclical industries during periods when such securities appear to Bernstein to have strong potential for capital appreciation or securities of "special situation" companies. A special situation company is one that Bernstein believes has potential for significant future earnings growth but has not performed well in the recent past. These situations include companies with management changes, corporate or asset restructuring or significantly undervalued assets. For Bernstein, identifying special situation companies and establishing an issuer's intrinsic value involves fundamental research about such companies and issuers.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, large capitalization value stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks but prefer investing in companies that appear to be considered undervalued relative to similar companies.


Because the inception date of the Fund is December 2000, only limited historical performance data is available. The year-to-date return as of March 31, 2001 is -1.40%.


Average annual total returns for the period ending December 31, 2000

This section shows how the Fund's cumulative returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.
                          Since
         Class          Inception

       Institutional     4.85%*


                                              Past One Past FivePast Ten
                                                Year     Years   Years


 Russell 1000 Value Index                       7.02%   16.90%   17.37%
 Morningstar Large Value Category               5.47    13.91    14.95


* Period from December 6, 2000, date shares first offered to the public, through December 31, 2000.

Fund Operating Expenses

     Management Fees..............................   0.80%

         Total Fund Operating Expenses               0.80%


Examples
The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                      1 Year    3 Years

Institutional Class      $82     $255


PARTNERS MIDCAP VALUE FUND
The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests primarily in common stocks of medium capitalization companies. Under normal market conditions, the Fund invests at least 65% of its total assets in companies with a market capitalization between $1 billion and $10 billion at the time of purchase. The Fund may continue to hold or add to a position in a stock after it has grown beyond $10 billion. Market capitalization is defined as total current market value of a company's outstanding common stock. Companies may range from the well established and well known to the new and unseasoned. The Fund may invest up to 25% of its assets in securities of foreign companies.

The stocks are selected using a value oriented investment approach by Neuberger Berman, the Sub-Advisor. Neuberger Berman identifies value stocks in several ways. Factors it considers in identifying value stocks may include:
o strong fundamentals, such as a company's financial, operational and competitive positions;
o    consistent cash flow; and
o    a sound earnings record through all phases of the market cycle.

Neuberger Berman may also look for other characteristics in a company, such as a strong position relative to competitors, a high level of stock ownership among management, and a recent sharp decline in stock price that appears to be the result of a short-term market overreaction to negative news. Neuberger Berman believes that, over time, securities that are undervalued are more likely to appreciate in price and are subject to less risk of price decline than securities whose market prices have already reached their perceived economic value.

This approach also involves selling portfolio securities when Neuberger Berman believes they have reached their potential, when the securities fail to perform as expected or when other opportunities appear more attractive. It is anticipated that the annual portfolio turnover rate may be greater than 100%. Turnover rates in excess of 100% generally result in higher transaction costs and may have an adverse impact on Fund performance.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of the securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, medium capitalization value stocks, may underperform compared to other market segments or to the equity markets as a whole. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds. The value of the Fund's equity securities may fluctuate on a daily basis. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is  generally a suitable  investment  if  investors  seeking  long-term
growth  and  willing  to  accept   short-term   fluctuations  in  the  value  of
investments.


Because the inception date of the Fund is December 2000, only limited historical performance data is available. The year-to-date return as of March 31, 2001 is -6.72%.

Average annual total returns for the period ending December 31, 2000

This section shows how the Fund's cumulative returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.
                          Since
         Class          Inception

       Institutional       6.44%*


                                              Past One Past FivePast Ten
                                                Year     Years   Years

 Russell Midcap Value Index                    19.18%   15.10%    17.86%
 Morningstar Mid-Cap Value Category            16.82    14.18     15.73

* Period from December 6, 2000, date shares first offered to the public, through December 31, 2000.

Fund Operating Expenses

     Management Fees..............................   1.00%

         Total Fund Operating Expenses               1.00%


Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                      1 Year    3 Years

Institutional Class     $102     $318


MIDCAP BLEND FUND
The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests primarily in common stocks and other equity securities of medium capitalization companies. Under normal market conditions, the Fund invests at least 65% of its assets in companies with a market capitalization between $1 billion and $10 billion at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

In selecting securities for investment, the Sub-Advisor, Invista, looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of stocks with these characteristics. In managing the assets of the Fund, Invista does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their inherent value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average.

Invista uses a bottom-up approach in its selection of individual securities. Selection is based on fundamental analysis of a company relative to other companies with the focus being on Invista's estimation of forward-looking rates of return. Up to 25% of Fund assets may be invested in foreign securities.

Invista focuses its stock selections on established companies that it believes have a sustainable competitive advantage. Invista constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-size companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, medium capitalization stocks, may underperform compared to other market segments or to the equity markets as a whole. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds. The value of the Fund's equity securities may fluctuate on a daily basis. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable  investment  for  investors  seeking  long-term
growth  of  capital  and  willing  to  accept  the  potential   for   short-term
fluctuations in the value of investments.


Because the inception date of the Institutional Class shares of the Fund is March 2001, only limited historical performance data is available. The return for the period from March 1, 2001 through March 31, 2001 is -3.01%.

Fund Operating Expenses

     Management Fees..............................   0.65%

         Total Fund Operating Expenses               0.65%

Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                      1 Year    3 Years

Institutional Class      $66     $208


MIDCAP GROWTH FUND
The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests primarily in common stocks of medium capitalization companies with strong earnings growth potential. Under normal market conditions, the Fund invests at least 65% of its assets in companies with a market capitalization between $1 billion and $10 billion at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Sub-Advisor, Invista, uses a bottom-up approach in its selection of individual securities that it believes have an above average potential for earnings growth. Selection is based on fundamental analysis of a company relative to other companies with the focus being on Invista's assessment of current and future sales growth and operating margins. Up to 25% of Fund assets may be invested in foreign securities.

Invista focuses its stock selections on established companies that it believes to have sustainable competitive advantages and reasonable stock prices. It then constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over-and/or under-weight sectors and industries differently from the benchmark.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-size companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, medium capitalization growth stocks, may underperform compared to the equity markets as a whole. The securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.


Because the inception date of the Institutional Class shares of the Fund is March 2001, only limited historical performance data is available. The return for the period from March 1, 2001 through March 31, 2001 is -16.82%.

Fund Operating Expenses

     Management Fees..............................   0.65%

         Total Fund Operating Expenses               0.65%


Examples
The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                      1 Year    3 Years

Institutional Class      $66     $208


MIDCAP S&P 400 INDEX FUND
The Fund seeks long-term growth of capital.

Main Strategies
Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies that compose the Standard & Poor's* ("S&P") MidCap 400 Index. The Sub-Advisor, Invista, attempts to mirror the investment performance of the index by allocating the Fund's assets in approximately the same weightings as the S&P MidCap 400. The S&P MidCap 400 is an unmanaged index of 400 common stocks of medium sized U.S. (and some Canadian) companies. Each stock is weighted by its market capitalization which means larger companies have greater representation in the index than smaller ones. Over the long-term, Invista seeks a very close correlation between performance of the Fund, before expenses, and that of the S&P MidCap 400. It is unlikely that a perfect correlation of 1.00 will be achieved.

The Fund uses an indexing strategy and is not managed according to traditional methods of "active" investment management. Active management would include buying and selling securities based on economic, financial and investment judgement. Instead, the Fund uses a passive investment approach. Rather than judging the merits of a particular stock in selecting investments, Invista focuses on tracking the S&P MidCap 400. Invista may also use stock index futures as a substitute for the sale or purchase of securities. It does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of poor stock performance.

The correlation between Fund and index performance may be affected by the Fund's expenses, changes in securities markets, changes in the composition of the index and the timing of purchases and sales of Fund shares. The Fund may invest in futures and options, which could carry additional risks such as losses due to unanticipated market price movements, and could also reduce the opportunity for gain.

Main Risks
Because of the difficulty and expense of executing relatively small stock trades, the Fund may not always be invested in the less heavily weighted S&P MidCap 400 stocks. At times, the Fund's portfolio may be weighted differently from the S&P MidCap 400, particularly if the Fund has a small level of assets to invest. In addition, the Fund's ability to match the performance of the S&P MidCap 400 is affected to some degree by the size and timing of cash flows into and out of the Fund. The Fund attempts to minimize such effects.

Invista reserves the right to omit or remove any of the S&P MidCap 400 stocks from the Fund if it determines that the stock is not sufficiently liquid. In addition, a stock might be excluded or removed from the Fund if extraordinary events or financial conditions lead Invista to believe that it should not be a part of the Fund's assets.

Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-size companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities.

In addition, the Fund is subject to the risk that its principal market segment, medium capitalization stocks, may underperform compared to other market segments or to the equity markets as a whole. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds.

The net asset value of the Fund's shares is based on the values of the securities it holds. The value of the stocks owned by the Fund changes on a daily basis. The current share price reflects the activities of individual companies as well as general market and economic conditions. In the short-term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, if the investor sells fund shares when their value is less than the price the investor paid for them the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive rather than active management style.

  * "Standard & Poor's MidCap 400" and "S&P MidCap 400" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed by the Manager. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.



Because the inception date of the Institutional Class shares of the Fund is March 2001, only limited historical performance data is available. The return for the period from March 1, 2001 through March 31, 2001 is -7.14%.

Fund Operating Expenses

     Management Fees..............................   0.15%

         Total Fund Operating Expenses               0.15%



Examples
The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                      1 Year    3 Years


Institutional Class      $15      $48


PARTNERS MIDCAP BLEND FUND
The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests primarily in common stocks and other equity securities of medium capitalization companies. Market capitalization is defined as total market value of a company's outstanding stock.

Morgan Stanley, the Sub-Advisor, employs a strategy which uses a multi-factor approach to construct portfolios. This approach allows Morgan Stanley to strike a balance between the valuation of a company's shares and its long-term growth prospects. The value orientation emphasizes buying stocks at less than their intrinsic investment value and avoiding stocks whose price has been unjustifiably built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average. Morgan Stanley seeks to diversify the Fund's investments across market sectors and to obtain the best values within each sector. In determining whether securities should be sold, Morgan Stanley considers factors such as deteriorating fundamentals and relative valuation. Sector weightings normally are kept within plus or minus 5% of the S&P MidCap 400 Index. The Fund may invest up to 25% of its assets in securities of foreign corporations.

Value Investing - Morgan Stanley analyzes securities to identify stocks that are undervalued and measures the relative attractiveness of the Fund's current holdings against potential purchases. Morgan Stanley determines value using a variety of measures, including stock price/earnings and stock price/sales ratios. Value stocks generally pay dividends, but Morgan Stanley may select non-dividend paying stocks for their value characteristics. In determining whether securities should be sold, Morgan Stanley considers factors such as high valuation relative to other investment opportunities.

Growth Investing - Morgan Stanley focuses on common stocks that generally have higher growth rates, betas (a measure of price volatility), stock price/earnings ratios and lower yields than the stock market in general as measured by an appropriate market index. In buying and selling securities for the Fund's portfolio, Morgan Stanley emphasizes individual security selection. Individual companies are chosen based on such factors as potential growth in earnings, quality of management, new products and/or new markets, and research and development capabilities. In determining whether securities should be sold, Morgan Stanley considers factors such as deteriorating short or long-term earnings growth projections.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-size companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, medium capitalization stocks, may underperform compared to other market segments or to the equity markets as a whole. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds. The value of the Fund's equity securities may fluctuate on a daily basis. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable  investment  for  investors  seeking  long-term
growth  of  capital  and  willing  to  accept  the  potential   for   short-term
fluctuations in the value of investments.


Because the inception date of the Institutional Class shares of the Fund is March 2001, only limited historical performance data is available. The return for the period from March 1, 2001 through March 31, 2001 is -6.40%.

Fund Operating Expenses

     Management Fees..............................   1.00%

         Total Fund Operating Expenses               1.00%

Examples
The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                      1 Year    3 Years

Institutional Class     $102     $318


PARTNERS MIDCAP GROWTH FUND
The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests primarily in common stocks and other equity securities of U.S. companies with strong earnings growth potential. Under normal market conditions, the Fund invests at least 65% of its assets in companies with market capitalizations between $1 billion and $10 billion at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Fund invests in securities of companies that are diversified across economic sectors. It attempts to maintain sector concentrations that approximate those of its current benchmark, the Russell MidCap Growth Index. The Fund is not an index fund and does not limit its investment to the securities of issuers in the Russell MidCap Growth Index. The Fund may invest up to 25% of its assets in securities of foreign companies.

The Sub-Advisor, Turner, selects stocks that it believes have strong earnings growth potential. Turner invests in companies with strong earnings dynamics, and sells those with deteriorating earnings prospects. Turner believes forecasts for market timing and sector rotation are unreliable and introduce an unacceptable level of risk. As a result, under normal market conditions the Fund is fully invested.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-size companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

The Fund may actively trade its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate which increases the Fund's trading costs that may have an adverse impact on the Fund's performance.

In addition, the Fund is subject to the risk that its principal market segment, medium capitalization growth stocks, may underperform compared to the equity markets as a whole. The securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.


Because the inception date of the Institutional Class shares of the Fund is March 2001, only limited historical performance data is available. The return for the period from March 1, 2001 through March 31, 2001 is -14.80%.

Fund Operating Expenses

     Management Fees..............................   1.00%

         Total Fund Operating Expenses               1.00%

Examples
The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                      1 Year    3 Years

Institutional Class     $102     $318


PARTNERS SMALLCAP GROWTH FUND I
The Fund seeks long-term growth of capital.

Main Strategies
To pursue its goal, the Fund invests mainly in common stocks of small-capitalization companies, which it defines as those with a total market value of no more than $1.5 billion at the time the Fund first invests in them. The Fund may continue to hold or add to a position in a stock after it has grown beyond $1.5 billion. The Fund seeks to reduce risk by diversifying among many companies and industries. In addition, the Fund may invest up to 25% of its assets in securities of foreign companies.

The Sub-Advisor, Neuberger Berman, takes a growth approach to selecting stocks, looking for new companies that are in the developmental stage as well as older companies that appear poised to grow because of new products, markets or management. Factors in identifying these firms may include financial strength, a strong position relative to competitors and a stock price that is reasonable in light of its growth rate.

Neuberger Berman follows a disciplined selling strategy and may eliminate a stock from the portfolio when it reaches a target price, fails to perform as expected, or appears substantially less desirable than another stock.

Through active trading, the Fund may have a high portfolio turnover rate. High turnover rates can mean higher taxable distributions and lower performance due to increased brokerage costs.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund may actively trade its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate which increases the Fund's trading costs that may have an adverse impact on the Fund's performance.

Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, small capitalization growth stocks, may underperform compared to the equity markets as a whole. The securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise and fall, the Fund's share price changes. The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid and large-sized companies and may underperform as compared to the securities of larger companies. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.


Because the inception date of the Fund is December 2000, only limited historical performance data is available. The year-to-date return as of March 31, 2001 is -24.65%.

Average annual total returns for the period ending December 31, 2000

This section shows how the Fund's cumulative returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.
                          Since
         Class          Inception
Institutional             4.07%*


                                             Past One Past FivePast Ten
                                               Year     Years   Years
Russell 2000 Growth Index                   -22.43%    7.14%    12.79%
Morningstar Small Growth Category             -5.71    14.57    17.05%

*Period from December 6, 2000, date shares first offered to the public, through December 31, 2000.


Fund Operating Expenses

     Management Fees..............................   1.10%

         Total Fund Operating Expenses               1.10%


Examples
The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                       1 Year    3 Years

 Institutional Class     $112     $350


PARTNERS SMALLCAP GROWTH FUND II
The Fund seeks long-term growth of capital.

Main Strategies
The Fund pursues its investment objective by investing primarily in equity securities of companies offering superior prospects for earnings growth. These companies are generally characterized as "growth" companies. Under normal market conditions, the Fund invests at least 65% of its assets in companies with small market capitalization. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

Using its own quantitative process, the Sub-Advisor, Federated, rates the future performance potential of companies. Federated evaluates each company's earnings quality in light of their current valuation to narrow the list of attractive companies. Federated then evaluates product positioning, management quality and sustainability of current growth trends of those companies. Using this type of fundamental analysis, Federated selects the most promising companies for the Fund's portfolio.

Companies with similar characteristics may be grouped together in broad categories called sectors. In determining the amount to invest in a security, Federated limits the Fund's exposure to each business sector that comprises the S&P 500 Index. The Fund considers its approach aggressive because its strategies with respect to security analysis, market capitalization, and sector allocation are designed to produce a portfolio of stocks whose long-term growth prospects are significantly above those of the S&P 500 Index. Accordingly, the prices of the stocks held by the Fund may, under certain market conditions, be more volatile than the prices of stocks selected using a less aggressive approach.

The Fund may attempt to manage market risk by buying and selling financial futures and options. This may include the purchase of index futures contracts as a substitute for direct investments in stocks. It may also include the purchase and sale of options to protect against general declines in small capitalization stocks economically.

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate short-term gains (losses) for its shareholders, which are taxed at a higher rate than long-term gains (losses). Actively trading portfolio securities increases the Fund's trading costs and may have an adverse impact on the Fund's performance.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

Federated may group companies with similar characteristics into broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As Federated allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, small capitalization growth stocks, may underperform compared to the equity markets as a whole. The securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise and fall, the Fund's share price changes. The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid and large-sized companies and may underperform as compared to the securities of larger companies. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.


Because the inception date of the Fund is December 2000, only limited historical performance data is available. The year-to-date return as of March 31, 2001 is -24.63%.

Average annual total returns for the period ending December 31, 2000

This section shows how the Fund's cumulative returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.
                          Since
         Class          Inception

       Institutional     -12.17%*


                                              Past One Past FivePast Ten
                                                Year     Years   Years

 S&P/BARRA 600 Growth Index                     0.57%   10.54%     N/A
 Morningstar Small Growth Category             -5.71    14.57    17.05%


* Period from December 6, 2000, date shares first offered to the public, through December 31, 2000.

Fund Operating Expenses

     Management Fees..............................   1.00%

         Total Fund Operating Expenses               1.00%


Examples
The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                      1 Year    3 Years

Institutional Class     $102     $318


PARTNERS SMALLCAP VALUE FUND
The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 65% of its assets in companies with a market capitalization of $2 billion or less at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign corporations.

The Sub-Advisor, Ark Asset, purchases for the Fund securities that it considers to be attractive equity investments that are consistent with its investment philosophy of maintaining a diversified investment portfolio. Ark Asset seeks to minimize risk by generally allocating Fund assets among economic or industry sectors to within 5 percentage points of that economic sector's percentage weighting (on an absolute basis) of the Russell 2000 Index.

In selecting securities for the Fund, Ark Asset combines a systematic quantitative approach with traditional fundamental analysis. Ark Asset uses proprietary computer models that incorporate data from several sources to identify those companies whose securities present what it believes to be favorable investment opportunities relative to the securities of other companies. Ark Asset uses both a "Valuation Model" as well as an "Earnings Trend Model" in analyzing potential securities in which to invest. Ratings from both models are combined to develop an overall rating for each security under review. Stocks with the highest overall rating are considered for inclusion in the Fund's portfolio and undergo a thorough fundamental analysis. Ark Asset considers selling a stock in the Fund's portfolio if it becomes less attractive because of deteriorating current fundamentals or declining earnings expectations.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

In addition, the Fund is subject to the risk that its principal market segment, small capitalization value stocks, may underperform compared to the equity markets as a whole. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise and fall, the Fund's share price changes. The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid and large-sized companies and may underperform as compared to the securities of larger companies. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.



Because the inception date of the Institutional Class shares of the Fund is March 2001, only limited historical performance data is available. The return for the period from March 1, 2001 through March 31, 2001 is -2.50%.

Fund Operating Expenses

     Management Fees..............................   1.00%

         Total Fund Operating Expenses               1.00%

Examples
The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                      1 Year    3 Years

Institutional Class     $102     $318


REAL ESTATE FUND
The Fund seeks to generate a total return.

Main Strategies
The Fund invests primarily in equity securities of companies principally engaged in the real estate industry. For purposes of the Fund's investment policies, a real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry. Real estate companies include real estate investment trusts and companies with substantial real estate holdings such as paper, lumber, hotel and entertainment companies. Companies whose products and services relate to the real estate industry include building supply manufacturers, mortgage lenders and mortgage servicing companies.

Real estate investment trusts ("REITs") are corporations or business trusts that are permitted to eliminate corporate level federal income taxes by meeting certain requirements of the Internal Revenue Code. REITs are characterized as:

o equity REITs, which primarily own property and generate revenue from rental income;
o    mortgage REITs, which invest in real estate mortgages; and
o hybrid REITs, which combine the characteristics of both equity and mortgage REITs. In selecting securities for the Fund, the Sub-Advisor, PCREI, focuses on equity REITs.

The Fund may invest up to 25% of its assets in securities of foreign real estate companies.

Main Risks
Securities of real estate companies are subject to securities market risks as well as risks similar to those of direct ownership of real estate. These include:
o    declines in the value of real estate
o    risks related to general and local economic conditions
o    dependency on management skills
o    heavy cash flow dependency
o    possible lack of available mortgage funds
o    overbuilding
o    extended vacancies in properties
o    increases in property taxes and operating expenses
o    changes in zoning laws
o    expenses incurred in the cleanup of environmental
o    casualty or condemnation losses problems
o    changes in interest rates

In addition to the risks listed above, equity REITs are affected by the changes in the value of the properties owned by the trust. Mortgage REITs are affected by the quality of the credit extended. Both equity and mortgage REITs:
o    are dependent upon management skills and might not be diversified;
o    are subject to cash flow dependency and defaults by borrowers; and
o could fail to qualify for tax-free pass-through of income under the Internal Revenue Code.

Because of these factors, the value of the securities held by the Fund, and in turn the price per share of the Fund, changes on a daily basis. The current share price reflects the activities of individual companies as well as general market and economic conditions. In the short-term, share prices can fluctuate dramatically in response to these factors. Because of these fluctuations, principal values and investment returns vary. As with all mutual funds, the value of the Fund's assets may rise or fall. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

Investor Profile
The Fund is generally a suitable investment for investors who seek a total return, want to invest in companies engaged in the real estate industry and are willing to accept the potential for volatile fluctuations in the value of investments.


Because the inception date of the Institutional Class shares of the Fund is March 2001, only limited historical performance data is available. The return for the period from March 1, 2001 through March 31, 2001 is -0.69%.

Fund Operating Expenses

     Management Fees..............................   0.85%

         Total Fund Operating Expenses               0.85%

Examples
The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                       1 Year    3 Years

 Institutional Class      $87     $271


SMALLCAP BLEND FUND
The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 65% of its assets in companies with a market capitalization of $1.5 billion or less at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

In selecting securities for investment, the Sub-Advisor, Invista, looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of stocks with these characteristics. In managing the assets of the Fund, Invista does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their investment value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average. Selection is based on fundamental analysis of the company relative to other companies with the focus being on Invista's estimation of forward looking rates of return.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, small capitalization stocks, may underperform compared to the equity markets as a whole. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise and fall, the Fund's share price changes. The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid and large-sized companies and may underperform as compared to the securities of larger companies. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.


Because the inception date of the Institutional Class shares of the Fund is March 2001, only limited historical performance data is available. The return for the period from March 1, 2001 through March 31, 2001 is -3.73%.

Fund Operating Expenses

     Management Fees..............................   0.75%

         Total Fund Operating Expenses               0.75%

Examples
The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                       1 Year    3 Years

 Institutional Class      $77     $240


SMALLCAP GROWTH FUND
The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 65% of its assets in companies with a market capitalization of $1.5 billion or less at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Sub-Advisor, Invista, uses a bottom-up approach in its selection of individual securities that it believes have an above average potential for earnings growth. Selection is based on fundamental analysis of a company relative to other companies with the focus being on Invista's assessment of current and future sales growth and operating margins. Up to 25% of Fund assets may be invested in foreign securities.

Invista focuses its stock selections on established companies that it believes have a sustainable competitive advantage. Invista constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, small capitalization growth stocks, may underperform compared to the equity markets as a whole. The securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise and fall, the Fund's share price changes. The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid and large-sized companies and may underperform as compared to the securities of larger companies. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.



Because the inception date of the Institutional Class shares of the Fund is March 2001, only limited historical performance data is available. The return for the period from March 1, 2001 through March 31, 2001 is -14.62%.

Fund Operating Expenses

     Management Fees..............................   0.75%

         Total Fund Operating Expenses               0.75%

Examples
The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                      1 Year    3 Years

Institutional Class      $77     $240


SMALLCAP S&P 600 INDEX FUND
The Fund seeks long-term growth of capital.

Main Strategies
Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies that compose the Standard & Poor's* ("S&P") SmallCap 600 Index. The Sub-Advisor, Invista, attempts to mirror the investment performance of the index by allocating the Fund's assets in approximately the same weightings as the S&P SmallCap 600. The S&P SmallCap 600 is an unmanaged index of 600 domestic stocks chosen for market size, liquidity and industry group representation. Each stock is weighted by its market capitalization which means larger companies have greater representation in the index than smaller ones. Over the long-term, Invista seeks a very close correlation between performance of the Fund, before expenses, and that of the S&P SmallCap 600. It is unlikely that a perfect correlation of 1.00 will be achieved.

The Fund uses an indexing strategy and is not managed according to traditional methods of "active" investment management. Active management would include buying and selling securities based on economic, financial and investment judgement. Instead, the Fund uses a passive investment approach. Rather than judging the merits of a particular stock in selecting investments, Invista focuses on tracking the S&P SmallCap 600. Invista may also use stock index futures as a substitute for the sale or purchase of securities. It does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of poor stock performance.

The correlation between Fund and index performance may be affected by the Fund's expenses, changes in securities markets, changes in the composition of the index and the timing of purchases and sales of Fund shares. The Fund may invest in futures and options, which could carry additional risks such as losses due to unanticipated market price movements, and could also reduce the opportunity for gain.

Main Risks
Because of the difficulty and expense of executing relatively small stock trades, the Fund may not always be invested in the less heavily weighted S&P SmallCap 600 stocks. At times, the Fund's portfolio may be weighted differently from the S&P SmallCap 600, particularly if the Fund has a small level of assets to invest. In addition, the Fund's ability to match the performance of the S&P SmallCap 600 is affected to some degree by the size and timing of cash flows into and out of the Fund. The Fund attempts to minimize such effects.

Invista reserves the right to omit or remove any of the S&P SmallCap 600 stocks from the Fund if it determines that the stock is not sufficiently liquid. In addition, a stock might be excluded or removed from the Fund if extraordinary events or financial conditions lead Invista to believe that it should not be a part of the Fund's assets.

Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility (wide, rapid fluctuations), which is the principal risk of investing in the Fund.

Investments in companies with smaller market capitalizations may involve greater risks and price volatility than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

The net asset value of the Fund's shares is based on the values of the securities it holds. The value of the stocks owned by the Fund changes on a daily basis. The current share price reflects the activities of individual companies as well as general market and economic conditions. In the short-term, stock prices can fluctuate dramatically in response to these factors. The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies and may underperform as compared to the securities of larger companies. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive rather than active management style.

  * "Standard & Poor's SmallCap 600" and "S&P SmallCap 600" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed by the Manager. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

Because the inception date of the Institutional Class shares of the Fund is March 2001, only limited historical performance data is available. The return for the period from March 1, 2001 through March 31, 2001 is -4.75%.

Fund Operating Expenses

     Management Fees..............................   0.15%

         Total Fund Operating Expenses               0.15%


Examples
The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                          1 Year    3 Years

    Institutional Class      $15      $48


SMALLCAP VALUE FUND
The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 65% of its assets in companies with a market capitalization of $1.5 billion or less at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies. Up to 25% of Fund assets may be invested in foreign securities.

The Fund specializes in stocks of small-sized companies that are undervalued at the time of purchase. These stocks are often characterized by below-average stock price/earnings ratios and above-average dividend yields. The Sub-Advisor, Invista, selects the Fund's investments primarily on the basis of fundamental security analysis, focusing on the company's financial stability, sales, earnings, dividend trends, return on equity and industry trends. The Fund often invests in stocks considered temporarily out of favor. Investors often overreact to bad news and do not respond quickly to good news. This results in undervalued stocks of the type held by this Fund.

Invista focuses its stock selections on established companies that it believes have a sustainable competitive advantage. Invista constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, small capitalization value stocks, may underperform compared to the equity markets as a whole. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise and fall, the Fund's share price changes. The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid and large-sized companies and may underperform as compared to the securities of larger companies. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.



Because the inception date of the Institutional Class shares of the Fund is March 2001, only limited historical performance data is available. The return for the period from March 1, 2001 through March 31, 2001 is -1.70%.

Fund Operating Expenses

     Management Fees..............................   0.75%

         Total Fund Operating Expenses               0.75%

Examples
The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                      1 Year    3 Years

Institutional Class      $77     $240


TECHNOLOGY FUND
The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests primarily in common stocks and other securities of technology and telecommunications companies domiciled in any of the nations of the world. The Sub-Advisor, BT, believes that as markets are becoming increasingly globalized, companies can no longer be researched on a purely regional basis. Companies are increasingly influenced by global, not just local trends, and for this reason BT believes that analysis and research needs to be conducted in a global context. BT considers companies in a broad range of technology-related industries, generally including: computers; software and peripheral products; electronics; communications equipment and services; and information services.

BT selects securities for the Fund based on its own global investment research. The research program is focused on three key criteria:
o business franchise - considering factors such as the company's relationship with its suppliers and customers, the degree of rivalry with competitors as well as the exposure to regulatory and technological risk;
o quality of management - assessing the company's management on its ability to execute current business plans, manage the capital invested in the business as well as the level of transparency with respect to strategy and operations; and
o business valuation - determining the private market or `true business value' of the firm.

BT's qualitative analysis is complemented by disciplined valuation techniques. These include proprietary models as well as conventional market measurements and industry specific models of relative value. This analytical framework ensures consistency and transparency throughout the research process. Portfolios are constructed and managed within predetermined guidelines that are regularly monitored by BT.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility.

In addition, foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. Foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

The Fund may invest in securities of companies with small to medium market capitalizations. While small companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risk and should be considered speculative. Small to mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. Historically, these securities have fluctuated in price more than larger company securities, especially over the short-term.

The Fund is also subject to the risk that its principal market segment, technology stocks, may underperform compared to other market segments or to the equity markets as a whole. The competitive pressures of advancing technology and the number of companies and product offerings which continue to expand could cause technology companies to become increasingly sensitive to short product cycles and aggressive pricing. To the extent that the Fund's investments are concentrated in issuers conducting business in the same industry, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that industry.


The Fund is a non-diversified investment company, as defined in the Investment Company Act of 1940, which means that a relatively high percentage of assets of the Fund may be invested in stocks of a limited number of issuers. The share price of the Fund may be more volatile than the share price of a diversified fund. The value of the shares of the Fund may be more susceptible to a single economic, political or regulatory occurrence than the shares of a diversified investment company.


Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.

The net asset value of the Fund's shares is based on the values of the securities it holds. The value of the stocks owned by the Fund changes on a daily basis. In the short-term, stock prices can fluctuate dramatically in response to these factors. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital in the technology and telecommunications sector and who are able to assume the increased risks of higher price volatility associated with such investments. In addition, an investor must be able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.


Because the inception date of the Fund is December 2000, only limited historical performance data is available. The year-to-date return as of March 31, 2001 is -26.14%.

Average annual total returns for the period ending December 31, 2000

This section shows how the Fund's cumulative returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

                          Since
         Class          Inception

       Institutional    -12.35%*



                                              Past One Past FivePast Ten
                                                Year     Years   Years

 MSCI Global Technology and
   Telecommunications Index                   -42.13%     N/A      N/A
 Morningstar Specialty - Technology Category  -33.13    23.53%    26.78%

* Period from December 6, 2000, date shares first offered to the public, through December 31, 2000.

Fund Operating Expenses

     Management Fees..............................   1.00%

         Total Fund Operating Expenses               1.00%


Examples
The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                      1 Year    3 Years

Institutional Class     $102     $318


EUROPEAN FUND
The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests primarily in equity securities of companies domiciled or in the opinion of the Sub-Advisor, BT, having their core business in Europe. The Fund may also invest in other securities of such companies. The Fund offers an opportunity to invest in a region with a wide spread of industries and in companies which, in the opinion of BT, may be undervalued.

The Fund invests in securities listed on foreign or domestic securities exchanges, securities traded in foreign or domestic over-the-counter markets and depositary receipts. Under normal market conditions, the Fund invests at least 65% of its assets in European securities. These include securities of:
o    companies organized under the laws of European countries;
o companies for which the principal securities trading market is in a European country; and
o companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from either goods or services produced or sales made in European countries.

The global equity investment philosophy of BT is to exploit market inefficiencies that arise from differing interpretations of market information. As a result, in BT's view, a company's share price does not always represent its true "business value." BT actively invests in those companies that it believes have been mispriced by investment markets. In order to exploit these inefficiencies successfully, BT seeks to enhance investment returns through:
o rigorous proprietary stock research which enables their analysts to understand the:
     o    quality of the company;
     o    nature of its management;
     o    nature of its industry competition; and
     o    business valuation - the true "business value" of the company;
o    maintaining global coverage within the universe of investment choices; and
o    maintaining a medium-term focus.

As a result, the Fund's portfolio reflects the opportunities presented by mispriced companies that offer the potential for strong, long-term investment returns with an acceptable level of investment risk.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility. In addition, foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. Foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.

The Fund anticipates that its portfolio turnover may, on occasion, exceed 100%. Turnover rates in excess of 100% generally result in higher transaction costs and may have an adverse impact on Fund performance.

The Fund may invest in securities of companies with small to medium market capitalizations. While small companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risk and should be considered speculative. Small to mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. Historically, these securities have fluctuated in price more than larger company securities, especially over the short-term.

The net asset value of the Fund's shares is based on the values of the securities it holds. The value of the stocks owned by the Fund changes on a daily basis. In the short-term, stock prices can fluctuate dramatically in response to these factors. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital in European markets who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.



Because the inception date of the Institutional Class shares of the Fund is March 2001, only limited historical performance data is available. The return for the period from March 1, 2001 through March 31, 2001 is -7.70%.

Fund Operating Expenses

     Management Fees..............................   1.00%

         Total Fund Operating Expenses               1.00%

Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                         1 Year    3 Years

   Institutional Class     $102     $318



INTERNATIONAL EMERGING MARKETS FUND
The Fund seeks long-term growth of capital.

Main Strategies
The Fund seeks to achieve its objective by investing in common stocks of companies in emerging market countries. For this Fund, the term "emerging market country" means any country which is considered to be an emerging country by the international financial community (including the International Bank for Reconstruction and Development (also known as the World Bank) and the International Financial Corporation). These countries generally include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe. Investing in many emerging market countries is not feasible or may involve unacceptable political risk. Invista, the Sub-Advisor, focuses on those emerging market countries that it believes have strongly developing economies and markets which are becoming more sophisticated.

Under normal conditions, at least 65% of the Fund's assets are invested in emerging market country equity securities. The Fund invests in securities of:
o companies with their principal place of business or principal office in emerging market countries;
o companies for which the principal securities trading market is an emerging market country; or
o companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from either goods or services produced in emerging market countries or sales made in emerging market countries.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility. In addition, foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. Foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.

Investments in emerging market countries involve special risks. Certain emerging market countries have historically experienced, and may continue to experience, certain economic problems. These may include: high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of debt, balance of payments and trade difficulties, and extreme poverty and unemployment.

The Fund may invest in securities of companies with small to medium market capitalizations. While small companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risk and should be considered speculative. Small to mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. Historically, these securities have fluctuated in price more than larger company securities, especially over the short-term.

The net asset value of the Fund's shares is based on the values of the securities it holds. The value of the stocks owned by the Fund changes on a daily basis. The current share price reflects the activities of individual companies as well as general market and economic conditions. In the short-term, stock prices can fluctuate dramatically in response to these factors. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

The Fund anticipates that its portfolio turnover will typically range from 200% to 300%. Turnover rates in excess of 100% generally result in higher transaction costs and a possible increase in short-term capital gains (or losses).

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital in securities of emerging market countries who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.


Because the inception date of the Institutional Class shares of the Fund is March 2001, only limited historical performance data is available. The return for the period from March 1, 2001 through March 31, 2001 is -8.78%.

Fund Operating Expenses

     Management Fees..............................   1.35%

         Total Fund Operating Expenses               1.35%

Examples
The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                         1 Year    3 Years

   Institutional Class     $137     $428


INTERNATIONAL FUND I
The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests in a portfolio of equity securities of companies domiciled in any of the nations of the world. The Fund invests in securities of:
o companies with their principal place of business or principal office outside the U.S.;
o companies for which the principal securities trading market is outside the U.S.; and
o companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from goods or services produced or sales made outside the U.S.

The Fund has no limitation on the percentage of assets that are invested in any one country or denominated in any one currency. However under normal market conditions, the Fund intends to have at least 65% of its assets invested in companies in at least three different countries. One of those countries may be the U.S. though currently the Fund does not intend to invest in equity securities of U.S. companies.

Investments may be made anywhere in the world. Primary consideration is given to securities of corporations of Western Europe, North America and Australasia
(Australia, Japan and Far East Asia). Changes in investments are made as prospects change for particular countries, industries or companies.

In choosing investments for the Fund, the Sub-Advisor, Invista, pays particular attention to the long-term earnings prospects of the various companies under consideration. Invista then weighs those prospects relative to the price of the security.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility. In addition, foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. Foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.

The Fund may invest in securities of companies with small to medium market capitalizations. While small companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risk and should be considered speculative. Small to mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. Historically, these securities have fluctuated in price more than larger company securities, especially over the short-term.

The net asset value of the Fund's shares is based on the values of the securities it holds. The value of the stocks owned by the Fund changes on a daily basis. The current share price reflects the activities of individual companies as well as general market and economic conditions. In the short-term, stock prices can fluctuate dramatically in response to these factors. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital in markets outside of the U.S. who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.


Because the inception date of the Institutional Class shares of the Fund is March 2001, only limited historical performance data is available. The return for the period from March 1, 2001 through March 31, 2001 is -8.39%.

Fund Operating Expenses

     Management Fees..............................   0.90%

         Total Fund Operating Expenses               0.90%

Examples
The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                      1 Year    3 Years

Institutional Class      $92     $287


INTERNATIONAL FUND II

The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests in common stocks and other securities of companies domiciled in any of the nations of the world. The Fund invests in securities listed on foreign or domestic securities exchanges, securities traded in foreign or domestic over-the-counter markets and depositary receipts. It purchases securities of:
o companies with their principal place of business or principal offices outside the U.S.;
o companies for which the principal securities trading market is outside the U.S.; or
o companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from either goods or services produced or sales made outside the U.S.

The Sub-Advisor, BT, selects securities for the Fund based on its own global investment research. The research program is focused on three key criteria:
o business franchise - considering factors such as the company's relationship with its suppliers and customers, the degree of rivalry with competitors as well as the exposure to regulatory and technological risk;
o quality of management - assessing the company's management on its ability to execute current business plans, manage the capital invested in the business as well as the level of transparency with respect to strategy and operations; and
o business valuation - determining the private market or `true business value' of the firm.

BT's qualitative analysis is complemented by disciplined valuation techniques. These include proprietary models as well as conventional market measurements and industry specific models of relative value. This analytical framework ensures consistency and transparency throughout the research process. Portfolios are constructed and managed within predetermined guidelines that are regularly monitored by BT.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility.

In addition, foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. Foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.

The Fund may invest in securities of companies with small to medium market capitalizations. While small companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risk and should be considered speculative. Small to mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. Historically, these securities have fluctuated in price more than larger company securities, especially over the short-term.

The net asset value of the Fund's shares is based on the values of the securities it holds. The value of the stocks owned by the Fund changes on a daily basis. In the short-term, stock prices can fluctuate dramatically in response to these factors. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking growth of capital in markets outside of the U.S. who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.


Because the inception date of the Fund is December 2000, only limited historical performance data is available. The year-to-date return as of March 31, 2001 is -14.91%.


Average annual total returns for the period ending December 31, 2000

This section shows how the Fund's cumulative returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

                          Since
         Class          Inception

       Institutional              -0.39%*



                                                Past One Past FivePast Ten
                                                  Year     Years   Years

   MSCI EAFE (Europe, Australia,
          Far East) Index-ND                    -14.17%    7.13%    8.24%
 Morningstar Foreign Stock Category             -15.66     9.43     9.57

* Period from December 6, 2000, date shares first offered to the public, through December 31, 2000.

Fund Operating Expenses

     Management Fees..............................   1.00%

         Total Fund Operating Expenses               1.00%


Examples
The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                      1 Year    3 Years

Institutional Class     $122     $381


INTERNATIONAL SMALLCAP FUND

The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests primarily in equity securities of non-U.S. companies with comparatively smaller market capitalizations. Under normal market conditions, the Fund invests at least 65% of its assets in securities of companies having market capitalizations of $1.5 billion or less at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Fund invests in securities of:
o companies with their principal place of business or principal office outside the U.S.;
o companies for which the principal securities trading market is outside the U.S.; and
o companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from goods or services produced or sales made outside the U.S.

The Sub-Advisor, Invista, diversifies the Fund's investments geographically. There is no limitation on the percentage of assets that may be invested in one country or denominated in any one currency. However, under normal market circumstances, the Fund intends to invest at least 65% of its assets in securities of companies of at least three countries.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility. In addition, foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. Foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.

The Fund may invest in securities of companies with small to medium market capitalizations. While small companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risk and should be considered speculative. Small to mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. Historically, these securities have fluctuated in price more than larger company securities, especially over the short-term.

The net asset value of the Fund's shares is based on the values of the securities it holds. The value of the stocks owned by the Fund changes on a daily basis. The current share price reflects the activities of individual companies as well as general market and economic conditions. In the short-term, stock prices can fluctuate dramatically in response to these factors. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital in smaller companies outside of the U.S. who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.


Because the inception date of the Institutional Class shares of the Fund is March 2001, only limited historical performance data is available. The return for the period from March 1, 2001 through March 31, 2001 is -9.25%.

Fund Operating Expenses

     Management Fees..............................   1.20%

         Total Fund Operating Expenses               1.20%

Examples
The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                      1 Year    3 Years

Institutional Class     $122     $381


PACIFIC BASIN FUND
The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests primarily in equity securities (or other securities with equity characteristics) of issuers located in the Pacific Basin region, including Japan. The Fund invests in securities listed on foreign or domestic securities exchanges, securities traded in foreign or domestic over-the-counter markets and depositary receipts. Under normal market conditions, the Fund invests at least 65% of its assets in such securities. The Fund's investments are generally diversified among securities of issuers of several Pacific Basin countries, which include but are not limited to: Australia, China, Hong Kong, India, Indonesia, Japan, Malaysia, New Zealand, Singapore, Sri Lanka, South Korea, Thailand, Taiwan and Vietnam. These include securities of:
o    companies organized under the laws of Pacific Basin countries;
o companies for which the principal securities trading market is in a Pacific Basin country; and
o companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from either goods or services produced or sales made in Pacific Basin countries.

Under normal market conditions, the Fund intends to have at least 65% of its assets invested in companies in Pacific Basin countries and may have a significant portion of its assets invested in securities of issuers in Japan. Criteria for determining the distribution of investments include the prospects for relative growth among foreign countries, expected levels of inflation, government policies influencing business conditions and the range of opportunities available to international investors.

The global equity investment philosophy of BT, the Sub-Advisor, is to exploit market inefficiencies that arise from differing interpretations of market information. As a result, in BT's view, a company's share price does not always represent its true "business value." BT actively invests in those companies that it believes have been mispriced by investment markets. In order to exploit these inefficiencies successfully, BT seeks to enhance investment returns through:
o rigorous proprietary stock research which enables their analysts to understand the:
     o    quality of the company;
     o    nature of its management;
     o    nature of its industry competition; and
     o    business valuation - the true "business value" of the company;
o    maintaining global coverage within the universe of investment choices; and
o    maintaining a medium-term focus.
As a result, the Fund's portfolio reflects the opportunities presented by mispriced companies that offer the potential for strong, long-term investment returns with an acceptable level of investment risk.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility. In addition, foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. Foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.

The Fund anticipates that its portfolio turnover may, on occasion, exceed 100%. Turnover rates in excess of 100% generally result in higher transaction costs and may have an adverse impact on Fund performance.

The Fund may invest in securities of companies with small to medium market capitalizations. While small companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risk and should be considered speculative. Small to mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. Historically, these securities have fluctuated in price more than larger company securities, especially over the short-term.

The net asset value of the Fund's shares is based on the values of the securities it holds. The value of the stocks owned by the Fund changes on a daily basis. The current share price reflects the activities of individual companies as well as general market and economic conditions. In the short-term, stock prices can fluctuate dramatically in response to these factors. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

To the extent that the assets of the Fund are concentrated in securities of issuers in Japan, the value of the shares of the Fund may be more susceptible to a single economic, political or regulatory occurrence than shares of a Fund less concentrated in a single country.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital in Pacific Basin markets who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.


Because the inception date of the Institutional Class shares of the Fund is March 2001, only limited historical performance data is available. The return for the period from March 1, 2001 through March 31, 2001 is -3.33%.

Fund Operating Expenses

     Management Fees..............................   1.00%

         Total Fund Operating Expenses               1.00%


Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                      1 Year    3 Years

Institutional Class     $102     $318


LIFETIME 2010 FUND
The Fund seeks a total return consisting of long-term growth of capital and current income.

Main Strategies
To pursue its goal, the Fund invests in shares of other Principal Investors Funds (the "underlying funds") which are described in this prospectus. The underlying funds are intended to give the Fund broad exposure to the domestic and foreign equity and fixed-income markets. At any time, the Sub-Advisor, Invista, may add or substitute underlying funds in which the Fund invests.

Currently, approximately 40% of the Fund's assets are invested in equity securities and 60% in fixed-income securities. In deciding how to allocate the Fund's assets among the underlying funds, Invista considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund.

Over time, shifts in the allocations to the underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years. Invista intends to allocate the Fund's assets so that approximately five to ten years after the year 2010, the Fund's asset allocation in the underlying funds matches the asset allocation of the LifeTime Strategic Income Fund. At that time, the Fund may be combined with the LifeTime Strategic Income Fund. The Board of Directors would need to determine at the time of the proposed combination that the combining of the funds is in the best interests of the funds' shareholders.

Main Risks
The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them.

The Fund's broad diversification is designed to cushion severe losses in any one investment sector and moderate the Fund's overall price swings. However, the Fund's share prices will fluctuate as the prices of the underlying funds rise or fall with changing market conditions.

Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. A company in which a particular underlying fund invests may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of the securities issued by such companies may decline. In addition, Invista's assessment of the potential growth of underlying funds held by the Fund may prove incorrect, resulting in losses or poor performance even in a rising market. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

In addition to the general stock market, certain underlying funds have additional risks. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. To the extent an underlying fund invests in foreign securities, it is also subject to the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

The values of the fixed-income securities in which certain underlying funds invest change daily. Their prices reflect changes in interest rates, market conditions and announcements of other economic, political of financial information. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.

Investor Profile
The Fund is generally a suitable investment for investors expecting to retire around the year 2010 or fund a cashflow need in the year 2010.


Because the inception date of the Fund is March 2001, only limited historical performance data is available. The return for the period from March 1, 2001 through March 31, 2001 is -2.40%.

As of June 1, 2001 the Fund's assets were allocated among the following underlying funds as follows:
Bond & Mortgage Securities       27%    Partners LargeCap Growth I      4%
Government Securities            18     Partners LargeCap Value         7
High-Quality Short-Term Bond     15     Partners SmallCap Growth I      2
International I                   8     SmallCap Growth                 2
LargeCap Growth                   6     SmallCap Value                  4
LargeCap Value                    7

Based on this allocation, the weighted average management fee of the underlying funds is 0.57%. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.

Fund Operating Expenses


     Management Fees*.............................   0.1225%

         Total Fund Operating Expenses               0.1225%

* The Fund as a shareholder in the underlying funds, indirectly bears its pro rata share of the management fees incurred by each underlying fund. The Fund's investment return is net of the underlying funds' management fees. The management fee of each potential underlying fund is shown with the description of that fund.

Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the Fund's operating expenses and the allocation to the underlying funds remain the same. Based on these assumptions your cost would be:

                      1 Year    3 Years


Institutional Class      $71     $221



LIFETIME 2020 FUND

The Fund seeks a total return consisting of long-term growth of capital and current income.

Main Strategies
To pursue its goal, the Fund invests in shares of other Principal Investors Funds (the "underlying funds") which are described in this prospectus. The underlying funds are intended to give the Fund broad exposure to the domestic and foreign equity and fixed-income markets. At any time, the Sub-Advisor, Invista, may add or substitute underlying funds in which the Fund invests.

Currently, approximately 50% of the Fund's assets are invested in equity securities and 50% in fixed-income securities. In deciding how to allocate the Fund's assets among the underlying funds, Invista considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund.

Over time, shifts in the allocations to the underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years. Invista intends to allocate the Fund's assets so that approximately five to ten years after the year 2020, the Fund's asset allocation in the underlying funds matches the asset allocation of the LifeTime Strategic Income Fund. At that time, the Fund may be combined with the LifeTime Strategic Income Fund. The Board of Directors would need to determine at the time of the proposed combination that the combining of the funds is in the best interests of the funds' shareholders.

Main Risks
The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them.

The Fund's broad diversification is designed to cushion severe losses in any one investment sector and moderate the Fund's overall price swings. However, the Fund's share prices will fluctuate as the prices of the underlying funds rise or fall with changing market conditions.

Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. A company in which a particular underlying fund invests may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of the securities issued by such companies may decline. In addition, Invista's assessment of the potential growth of underlying funds held by the Fund may prove incorrect, resulting in losses or poor performance even in a rising market. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

In addition to the general stock market, certain underlying funds have additional risks. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. To the extent an underlying fund invests in foreign securities, it is also subject to the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

The values of the fixed-income securities in which certain underlying funds invest change daily. Their prices reflect changes in interest rates, market conditions and announcements of other economic, political of financial information. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.

Investor Profile
The Fund is generally a suitable investment for investors expecting to retire around the year 2020 or fund a cashflow need in the year 2020.


Because the inception date of the Fund is March 2001, only limited historical performance data is available. The return for the period from March 1, 2001 through March 31, 2001 is -3.20%.

As of June 1, 2001 the Fund's assets were allocated among the following underlying funds as follows:


Bond & Mortgage Securities       30%     Partners LargeCap Growth I       6%
Government Securities            20      Partners LargeCap Value          8
International Emerging Markets    2      Partners SmallCap Growth I       2
International I                   8      SmallCap Growth                  3
LargeCap Growth                   7      SmallCap Value                   5
LargeCap Value                    9


Based on this allocation, the weighted average management fee of the underlying funds is 0.62%. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.

Fund Operating Expenses


     Management Fees*.............................   0.1225%

         Total Fund Operating Expenses               0.1225%

* The Fund as a shareholder in the underlying funds, indirectly bears its pro rata share of the management fees incurred by each underlying fund. The Fund's investment return is net of the underlying funds' management fees. The management fee of each potential underlying fund is shown with the description of that fund. Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the Fund's operating expenses and the allocation to the underlying funds remain the same. Based on these assumptions your cost would be:

                      1 Year    3 Years


Institutional Class      $76     $237



LIFETIME 2030 FUND
The Fund seeks a total return consisting of long-term growth of capital and current income.

Main Strategies
To pursue its goal, the Fund invests in shares of other Principal Investors Funds (the "underlying funds") which are described in this prospectus. The underlying funds are intended to give the Fund broad exposure to the domestic and foreign equity and fixed-income markets. At any time, the Sub-Advisor, Invista, may add or substitute underlying funds in which the Fund invests.

Currently, approximately 60% of the Fund's assets are invested in equity securities and 40% in fixed-income securities. In deciding how to allocate the Fund's assets among the underlying funds, Invista considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund.

Over time, shifts in the allocations to the underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years. Invista intends to allocate the Fund's assets so that approximately five to ten years after the year 2030, the Fund's asset allocation in the underlying funds matches the asset allocation of the LifeTime Strategic Income Fund. At that time, the Fund may be combined with the LifeTime Strategic Income Fund. The Board of Directors would need to determine at the time of the proposed combination that the combining of the funds is in the best interests of the funds' shareholders.

Main Risks
The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them.

The Fund's broad diversification is designed to cushion severe losses in any one investment sector and moderate the Fund's overall price swings. However, the Fund's share prices will fluctuate as the prices of the underlying funds rise or fall with changing market conditions.

Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. A company in which a particular underlying fund invests may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of the securities issued by such companies may decline. In addition, Invista's assessment of the potential growth of underlying funds held by the Fund may prove incorrect, resulting in losses or poor performance even in a rising market. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

In addition to the general stock market, certain underlying funds have additional risks. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. To the extent an underlying fund invests in foreign securities, it is also subject to the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

The values of the fixed-income securities in which certain underlying funds invest change daily. Their prices reflect changes in interest rates, market conditions and announcements of other economic, political of financial information. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.

Investor Profile
The Fund is generally a suitable investment for investors expecting to retire around the year 2030 or fund a cashflow need in the year 2030.


Because the inception date of the Fund is March 2001, only limited historical performance data is available. The return for the period from March 1, 2001 through March 31, 2001 is -3.90%.

As of June 1, 2001 the Fund's assets were allocated among the following underlying funds as follows:

Bond & Mortgage Securities      24%    Partners LargeCap Growth I     7%
Government Securities           16     Partners LargeCap Value       11
International Emerging Markets   2     Partners SmallCap Growth I     3
International I                 10     SmallCap Growth                3
LargeCap Growth                  8     SmallCap Value                 6
LargeCap Value                  10

Based on this allocation, the weighted average management fee of the underlying funds is 0.64%. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.

Fund Operating Expenses


     Management Fees*.............................   0.1225%

         Total Fund Operating Expenses               0.1225%

* The Fund as a shareholder in the underlying funds, indirectly bears its pro rata share of the management fees incurred by each underlying fund. The Fund's investment return is net of the underlying funds' management fees. The management fee of each potential underlying fund is shown with the description of that fund.

Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the Fund's operating expenses and the allocation to the underlying funds remain the same. Based on these assumptions your cost would be:

                      1 Year    3 Years


Institutional Class      $78     $244



LIFETIME 2040 FUND
The Fund seeks a total return consisting of long-term growth of capital and current income.

Main Strategies
To pursue its goal, the Fund invests in shares of other Principal Investors Funds (the "underlying funds") which are described in this prospectus. The underlying funds are intended to give the Fund broad exposure to the domestic and foreign equity and fixed-income markets. At any time, the Sub-Advisor, Invista, may add or substitute underlying funds in which the Fund invests.

Currently, approximately 70% of the Fund's assets are invested in equity securities and 30% in fixed-income securities. In deciding how to allocate the Fund's assets among the underlying funds, Invista considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund.

Over time, shifts in the allocations to the underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years. Invista intends to allocate the Fund's assets so that approximately five to ten years after the year 2040, the Fund's asset allocation in the underlying funds matches the asset allocation of the LifeTime Strategic Income Fund. At that time, the Fund may be combined with the LifeTime Strategic Income Fund. The Board of Directors would need to determine at the time of the proposed combination that the combining of the funds is in the best interests of the funds' shareholders.

Main Risks
The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them.

The Fund's broad diversification is designed to cushion severe losses in any one investment sector and moderate the Fund's overall price swings. However, the Fund's share prices will fluctuate as the prices of the underlying funds rise or fall with changing market conditions.

Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. A company in which a particular underlying fund invests may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of the securities issued by such companies may decline. In addition, Invista's assessment of the potential growth of underlying funds held by the Fund may prove incorrect, resulting in losses or poor performance even in a rising market. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

In addition to the general stock market, certain underlying funds have additional risks. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. To the extent an underlying fund invests in foreign securities, it is also subject to the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

The values of the fixed-income securities in which certain underlying funds invest change daily. Their prices reflect changes in interest rates, market conditions and announcements of other economic, political of financial information. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.

Investor Profile
The Fund is generally a suitable investment for investors expecting to retire around the year 2040 or fund a cashflow need in the year 2040.


Because the inception date of the Fund is March 2001, only limited historical performance data is available. The return for the period from March 1, 2001 through March 31, 2001 is -4.70%.

As of June 1, 2001 the Fund's assets were allocated among the following underlying funds as follows:


Bond & Mortgage Securities       18%    LargeCap Value                   12%
Government Securities            12     Partners LargeCap Growth I        9
International Emerging Markets    2     Partners LargeCap Value          12
International I                  10     Partners SmallCap Growth I        3
International SmallCap            2     SmallCap Growth                   4
LargeCap Growth                   9     SmallCap Value                    7


Based on this allocation, the weighted average management fee of the underlying funds is 0.67%. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.

Fund Operating Expenses


     Management Fees*.............................   0.1225%

         Total Fund Operating Expenses               0.1225%

* The Fund as a shareholder in the underlying funds, indirectly bears its pro rata share of the management fees incurred by each underlying fund. The Fund's investment return is net of the underlying funds' management fees. The management fee of each potential underlying fund is shown with the description of that fund.

Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the Fund's operating expenses and the allocation to the underlying funds remain the same. Based on these assumptions your cost would be:

                       1 Year    3 Years


 Institutional Class      $81     $253



LIFETIME 2050 FUND

The Fund seeks a total return consisting of long-term growth of capital and current income.

Main Strategies
To pursue its goal, the Fund invests in shares of other Principal Investors Funds (the "underlying funds") which are described in this prospectus. The underlying funds are intended to give the Fund broad exposure to the domestic and foreign equity and fixed-income markets. At any time, the Sub-Advisor, Invista, may add or substitute underlying funds in which the Fund invests.

Currently, approximately 80% of the Fund's assets are invested in equity securities and 20% in fixed-income securities. In deciding how to allocate the Fund's assets among the underlying funds, Invista considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund.

Over time, shifts in the allocations to the underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years. Invista intends to allocate the Fund's assets so that approximately five to ten years after the year 2050, the Fund's asset allocation in the underlying funds matches the asset allocation of the LifeTime Income Fund. At that time, the Fund may be combined with the LifeTime Income Fund. The Board of Directors would need to determine at the time of the proposed combination that the combining of the funds is in the best interests of the funds' shareholders.

Main Risks
The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them.

The Fund's broad diversification is designed to cushion severe losses in any one investment sector and moderate the Fund's overall price swings. However, the Fund's share prices will fluctuate as the prices of the underlying funds rise or fall with changing market conditions.

Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. A company in which a particular underlying fund invests may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of the securities issued by such companies may decline. In addition, Invista's assessment of the potential growth of underlying funds held by the Fund may prove incorrect, resulting in losses or poor performance even in a rising market. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

In addition to the general stock market, certain underlying funds have additional risks. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. To the extent an underlying fund invests in foreign securities, it is also subject to the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

The values of the fixed-income securities in which certain underlying funds invest change daily. Their prices reflect changes in interest rates, market conditions and announcements of other economic, political of financial information. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.

Investor Profile
The Fund is generally a suitable investment for investors expecting to retire around the year 2050 or fund a cashflow need in the year 2050.


Because the inception date of the Fund is March 2001, only limited historical performance data is available. The return for the period from March 1, 2001 through March 31, 2001 is -5.40%.

As of June 1, 2001 the Fund's assets were allocated among the following underlying funds as follows:

Bond & Mortgage Securities         12%   LargeCap Value                   14%
Government Securities               8    Partners LargeCap Growth I       10
International Emerging Markets      3    Partners LargeCap Value          14
International I                    10    Partners SmallCap Growth I        4
International SmallCap              3    SmallCap Growth                   4
LargeCap Growth                    10    SmallCap Value                    8

Based on this allocation, the weighted average management fee of the underlying funds is 0.70%. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.

Fund Operating Expenses


     Management Fees*.............................   0.1225%

         Total Fund Operating Expenses               0.1225%

* The Fund as a shareholder in the underlying funds, indirectly bears its pro rata share of the management fees incurred by each underlying fund. The Fund's investment return is net of the underlying funds' management fees. The management fee of each potential underlying fund is shown with the description of that fund.

Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the Fund's operating expenses and the allocation to the underlying funds remain the same. Based on these assumptions your cost would be:

                      1 Year    3 Years


Institutional Class      $84     $263



LIFETIME STRATEGIC INCOME FUND
The Fund seeks high current income.

Main Strategies
To pursue its goal, the Fund invests in shares of other Principal Investors Funds (the "underlying funds") which are described in this prospectus. The Fund allocates its assets in the underlying funds using a moderate allocation strategy that is intended to give the Fund exposure to the domestic and foreign equity and fixed-income markets. At any time, the Sub-Advisor, Invista, may add or substitute underlying funds in which the Fund invests.

Currently, approximately 25% of the Fund's assets are invested in equity securities and 75% in fixed-income securities. In deciding how to allocate the Fund's assets among the underlying funds, Invista considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund.

Main Risks
The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them.

The Fund's broad diversification is designed to moderate the Fund's overall price swings. However, the Fund's share prices will fluctuate as the prices of the underlying funds rise or fall with changing market conditions.

Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. A company in which a particular underlying fund invests may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of the securities issued by such companies may decline. In addition, Invista's assessment of the potential growth of underlying funds held by the Fund may prove incorrect, resulting in losses or poor performance even in a rising market. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

In addition to the general stock market, certain underlying funds have additional risks. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. To the extent an underlying fund invests in foreign securities, it is also subject to the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

The values of the fixed-income securities in which certain underlying funds invest change daily. Their prices reflect changes in interest rates, market conditions and announcements of other economic, political of financial information. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.

Investor Profile
The Fund is generally a suitable investment for investors in retirement.


Because the inception date of the Fund is March 2001, only limited historical performance data is available. The return for the period from March 1, 2001 through March 31, 2001 is -1.70%.

As of June 1, 2001 the Fund's assets were allocated among the following underlying funds as follows:


Bond & Mortgage Securities     21%     Money Market                    10%
Government Securities          14      Partners LargeCap Growth I       4
High-Quality Short-Term Bond   25      Partners LargeCap Value          5
International I                 6      Partners SmallCap Growth I       1
LargeCap Growth                 4      SmallCap Growth                  2
LargeCap Value                  5      SmallCap Value                   3


Based on this allocation, the weighted average management fee of the underlying funds is 0.53%. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.

Fund Operating Expenses


     Management Fees*.............................   0.1225%

         Total Fund Operating Expenses               0.1225%

* The Fund as a shareholder in the underlying funds, indirectly bears its pro rata share of the management fees incurred by each underlying fund. The Fund's investment return is net of the underlying funds' management fees. The management fee of each potential underlying fund is shown with the description of that fund. Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the Fund's operating expenses and the allocation to the underlying funds remain the same. Based on these assumptions your cost would be:

                      1 Year    3 Years


Institutional Class      $67     $209



THE COSTS OF INVESTING
Fees and Expenses of the Funds
The shares of the Funds are sold without a front-end sales charge and do not have a contingent deferred sales charge. There is no sales charge on shares of the Funds purchased with reinvested dividends or other distributions. The Funds do not pay any fees other than those described below and do not pay any other expenses.

Ongoing Fees
Ongoing Fees reduce the value of each share. Because they are ongoing, they increase the cost of investing in the Funds.

Each LifeTime Fund, as a shareholder in the underlying funds, bears its pro rata share of the management fees incurred by each underlying fund. The investment return of each LifeTime Fund is net of the underlying funds' management fee.

Each Fund pays ongoing fees to the Manager and others who provide services to the Fund. These fees include:
o Management Fee - Through the Management Agreement with the Fund, the Manager has agreed to provide investment advisory services and corporate administrative services to the Funds.
o Portfolio Accounting Services - The Manager has entered into an agreement with the Fund under which the Manager supplies portfolio accounting services. Currently there is no charge for these services.

Redemption Fee
 A 2% redemption fee may be incurred when shares of the Capital Preservation Fund are redeemed. See "Shareholder Information - Redemption of Fund Shares."

CERTAIN INVESTMENT STRATEGIES AND RELATED RISKS

The information in this section does not directly apply to the LifeTime Funds. It does apply to the underlying funds in which the LifeTime Funds invest. The Statement of Additional Information (SAI) contains additional information about investment strategies and their related risks.

Securities and Investment Practices
Equity securities include common stocks, preferred stocks, convertible securities, depositary receipts, rights and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and in overall market and economic conditions. Smaller companies are especially sensitive to these factors.

Fixed-income securities include bonds and other debt instruments that are used by issuers to borrow money from investors. The issuer generally pays the investor a fixed, variable or floating rate of interest. The amount borrowed must be repaid at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values.

Fixed-income securities are sensitive to changes in interest rates. In general, fixed-income security prices rise when interest rates fall and fall when interest rates rise. Longer term bonds and zero coupon bonds are generally more sensitive to interest rate changes.

Fixed-income security prices are also affected by the credit quality of the issuer. Investment grade debt securities are medium and high quality securities. Some bonds, such as lower grade or "junk" bonds, may have speculative characteristics and may be particularly sensitive to economic conditions and the financial condition of the issuers.

Repurchase Agreements and Loaned Securities
Each of the Funds may invest a portion of its assets in repurchase agreements. Repurchase agreements typically involve the purchase of debt securities from a financial institution such as a bank, savings and loan association or broker-dealer. A repurchase agreement provides that the Fund sells back to the seller and that the seller repurchases the underlying securities at a specified price on a specific date. Repurchase agreements may be viewed as loans by a Fund collateralized by the underlying securities. This arrangement results in a fixed rate of return that is not subject to market fluctuation while the Fund holds the security. In the event of a default or bankruptcy by a selling financial institution, the affected Fund bears a risk of loss. To minimize such risks, the Fund enters into repurchase agreements only with large, well-capitalized and well-established financial institutions. In addition, the value of the collateral underlying the repurchase agreement is always at least equal to the repurchase price, including accrued interest.

Each  of  the  Funds  may  lend  its  portfolio   securities   to   unaffiliated
broker-dealers and other unaffiliated qualified financial institutions.

Currency Contracts
The Funds may each enter into forward currency contracts, currency futures contracts and options, and options on currencies for hedging and other non-speculative purposes. A forward currency contract involves a privately negotiated obligation to purchase or sell a specific currency at a future date at a price set in the contract. A Fund will not hedge currency exposure to an extent greater than the aggregate market value of the securities held or to be purchased by the Fund (denominated or generally quoted or currently convertible into the currency).

Hedging is a technique used in an attempt to reduce risk. If a Fund's Sub-Advisor hedges market conditions incorrectly or employs a strategy that does not correlate well with the Fund's investment, these techniques could result in a loss. These techniques may increase the volatility of a Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the other party to the transaction does not perform as promised. There is also a risk of government action through exchange controls that would restrict the ability of the Fund to deliver or receive currency.

Forward Commitments
Each of the Funds may enter into forward commitment agreements. These agreements call for the Fund to purchase or sell a security on a future date at a fixed price. Each of the Funds may also enter into contracts to sell its investments either on demand or at a specific interval.

Warrants
Each of the Funds may invest up to 5% of its assets in warrants. A warrant is a certificate granting its owner the right to purchase securities from the issuer at a specified price, normally higher than the current market price.

Risks of High Yield Securities
The Balanced and Bond & Mortgage Securities Funds may each invest in debt securities rated lower than BBB by S&P or Baa by Moody's or, if not rated, determined to be of equivalent quality by the Sub-Advisor. Such securities are sometimes referred to as high yield or "junk bonds" and are considered speculative.

Investment in high yield bonds involves special risks in addition to the risks associated with investment in highly rated debt securities. High yield bonds may be regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Moreover, such securities may, under certain circumstances, be less liquid than higher rated debt securities.

Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher quality debt securities. The ability of a Fund to achieve its investment objective may, to the extent of its investment in high yield bonds, be more dependent on such credit analysis than would be the case if the Fund were investing in higher quality bonds.

High yield bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade bonds. The prices of high yield bonds have been found to be less sensitive to interest rate changes than more highly rated investments, but more sensitive to adverse economic downturns or individual corporate developments. If the issuer of high yield bonds defaults, a Fund may incur additional expenses to seek recovery.

The secondary market on which high yield bonds are traded may be less liquid than the market for higher grade bonds. Less liquidity in the secondary trading market could adversely affect the price at which a Fund could sell a high yield bond and could adversely affect and cause large fluctuations in the daily price of the Fund's shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of high yield bonds, especially in a thinly traded market.

The use of credit ratings for evaluating high yield bonds also involves certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield bonds. Also, credit rating agencies may fail to change credit ratings in a timely manner to reflect subsequent events. If a credit rating agency changes the rating of a portfolio security held by a Fund, the Fund may retain the security if the Sub-Advisor thinks it is in the best interest of shareholders.

Derivatives
To the extent permitted by its investment objectives and policies, each of the Funds may invest in securities that are commonly referred to as derivative securities. Generally, a derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. Certain derivative securities are described more accurately as index/structured securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices or other financial indicators (reference indices).

Some derivatives, such as mortgage-related and other asset-backed securities, are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.

There are many different types of derivatives and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect a Fund from exposure to changing interest rates, securities prices, or currency exchange rates and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities.

No Fund may invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the Fund. For example, a security whose underlying value is linked to the price of oil would not be a permissible investment because the Funds may not invest in oil leases or futures.

The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates. The risks associated with derivative investments include:
o the risk that the underlying security, interest rate, market index or other financial asset will not move in the direction the Sub-Advisor anticipated;
o the possibility that there may be no liquid secondary market which may make it difficult or impossible to close out a position when desired;
o the risk that adverse price movements in an instrument can result in a loss substantially greater than a Fund's initial investment; and
o    the counterparty may fail to perform its obligations.


Foreign Securities
Each of the Funds may invest in securities of foreign companies. For the purpose of this restriction, foreign companies are:

o companies with their principal place of business or principal office outside the U.S.; and
o companies for which the principal securities trading market is outside the U.S.


Foreign companies may not be subject to the same uniform accounting, auditing and financial reporting practices as are required of U.S. companies. In addition, there may be less publicly available information about a foreign company than about a U.S. company. Securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Commissions on foreign securities exchanges may be generally higher than those on U.S. exchanges, although each Fund seeks the most favorable net results on its portfolio transactions.

Foreign markets also have different clearance and settlement procedures than those in U.S. markets. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct these transactions. Delays in settlement could result in temporary periods when a portion of Fund assets is not invested and earning no return. If a Fund is unable to make intended security purchases due to settlement problems, the Fund may miss attractive investment opportunities. In addition, a Fund may incur a loss as a result of a decline in the value of its portfolio if it is unable to sell a security.

With respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect a Fund's investments in those countries. In addition, a Fund may also suffer losses due to nationalization, expropriation or differing accounting practices and treatments. Investments in foreign securities are subject to laws of the foreign country that may limit the amount and types of foreign investments. Changes of governments or of economic or monetary policies, in the U.S. or abroad, changes in dealings between nations, currency convertibility or exchange rates could result in investment losses for a Fund. Finally, even though certain currencies may be convertible into U.S. dollars, the conversion rates may be artificial relative to the actual market values and may be unfavorable to Fund investors.

Foreign securities are often traded with less frequency and volume, and therefore may have greater price volatility, than is the case with many U.S. securities. Brokerage commissions, custodial services, and other costs relating to investment in foreign countries are generally more expensive than in the U.S. Though the Funds intend to acquire the securities of foreign issuers where there are public trading markets, economic or political turmoil in a country in which a Fund has a significant portion of its assets or deterioration of the relationship between the U.S. and a foreign country may negatively impact the liquidity of a Fund's portfolio. A Fund may have difficulty meeting a large number of redemption requests. Furthermore, there may be difficulties in obtaining or enforcing judgments against foreign issuers.

A Fund may choose to invest in a foreign company by purchasing depositary receipts. Depositary receipts are certificates of ownership of shares in a foreign based issuer held by a bank or other financial institution. They are alternatives to purchasing the underlying security but are subject to the foreign securities to which they relate.

Investments in companies of developing countries may be subject to higher risks than investments in companies in more developed countries. These risks include:
o    increased social, political and economic instability;
o a smaller market for these securities and low or nonexistent volume of trading that results in a lack of liquidity and in greater price volatility;
o lack of publicly available information, including reports of payments of dividends or interest on outstanding securities;
o foreign government policies that may restrict opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests;
o    relatively new capital market structure or market-oriented economy;
o the possibility that recent favorable economic developments may be slowed or reversed by unanticipated political or social events in these countries;
o restrictions that may make it difficult or impossible for the Fund to vote proxies, exercise shareholder rights, pursue legal remedies, and obtain judgments in foreign courts; and
o possible losses through the holding of securities in domestic and foreign custodial banks and depositories.

In addition, many developing countries have experienced substantial, and in some periods, extremely high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of those countries.

Repatriation of investment income, capital and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. A Fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for repatriation.

Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

Securities of Smaller Companies
The Funds may invest in securities of companies with small- or mid-sized market capitalizations. Market capitalization is defined as total current market value of a company's outstanding common stock. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be less mature than larger companies. At this earlier stage of development, the companies may have limited product lines, reduced market liquidity for their shares, limited financial resources or less depth in management than larger or more established companies. Small companies also may be less significant within their industries and may be at a competitive disadvantage relative to their larger competitors. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies.

Unseasoned Issuers
The Funds may invest in the securities of unseasoned issuers. Unseasoned issuers are companies with a record of less than three years continuous operation, including the operation of predecessors and parents. Unseasoned issuers by their nature have only a limited operating history that can be used for evaluating the company's growth prospects. As a result, investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company's management and less emphasis on fundamental valuation factors than would be the case for more mature growth companies. In addition, many unseasoned issuers also may be small companies and involve the risks and price volatility associated with smaller companies.

Temporary Defensive Measures
For temporary defensive purposes in times of unusual or adverse market conditions, the Funds may invest without limit in cash and cash equivalents. For this purpose, cash equivalents include: bank notes, bank certificates of deposit, bankers' acceptances, repurchase agreements, commercial paper, and commercial paper master notes which are floating rate debt instruments without a fixed maturity. In addition, a Fund may purchase U.S. Government securities, preferred stocks and debt securities, whether or not convertible into or carrying rights for common stock.

There is no limit on the extent to which the Funds may take temporary defensive measures. In taking such measures, the Fund may fail to achieve its investment objective.


Portfolio Turnover
"Portfolio Turnover" is the term used in the industry for measuring the amount of trading that occurs in a Fund's portfolio during the year. For example, a 100% turnover rate means that on average every security in the portfolio has been replaced once during the year.

Funds with high turnover rates (more than 100%) often have higher transaction costs (which are paid by the Fund) and may have an adverse impact on the Fund's performance. No turnover rate can be calculated for the Money Market Fund because of the short maturities of the securities in which it invests. No turnover rate is calculated for the Capital Preservation Fund as it is new. Turnover rates for each of the other Funds may be found in the Fund's Financial Highlights table.

Please consider all the factors when you compare the turnover rates of different funds. A fund with consistently higher total returns and higher turnover rates than another fund may actually be achieving better performance precisely because the managers are active traders.

MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE


The Manager
Principal Management Corporation serves as the Manager for the Fund. Through the Management Agreement with the Fund, the Manager has agreed to handle the investment advisory services and provide certain corporate administrative services for the Fund. The Fund and the Manager have also entered into a Service Agreement under which the Manager provides personal services to shareholders of each Fund. The Fund and the Manager have entered into a Portfolio Accounting Services Agreement under which the Manager provides portfolio accounting services.


The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of December 31, 2000, the mutual funds it manages had assets of approximately $6.6 billion. The Manager's address is Principal Financial Group, Des Moines, Iowa 50392-0200.

The Sub-Advisors
The Manager has signed contracts with various Sub-Advisors. Under the Sub-Advisory agreements, the Sub-Advisor agrees to assume the obligations of the Manager to provide investment advisory services for a specific Fund. For these services, the Sub-Advisor is paid a fee by the Manager.

Sub-Advisor:      Invista,  an indirectly  wholly-owned  subsidiary of Principal
                  Life Insurance Company and an affiliate of the Manager, was founded in 1985. It manages investments for institutional investors, including Principal Life. Assets under management as of December 31, 2000 were approximately $27.4 billion.
                  Invista's  address is 1900 Hub Tower, 699 Walnut,  Des Moines,
                  Iowa 50309.

                                                                 Day-to-day
           Funds                                               Fund Management

Balanced                                                   Doug Herold
                                                           Dirk Laschanzky
                                                           Mary Sunderland

International Emerging Markets                             Michael Marusiak
                                                           Michael Reynal

International I                                            Kurt Spieler

International SmallCap                                     Brian W. Pattinson

LargeCap Blend                                             Scott Opsal

LargeCap Growth                                            Mary Sunderland

LargeCap S&P 500 Index                                     Robert Baur
                                                           Rhonda VanderBeek

LargeCap Value                                             John Pihlblad

LifeTime 2010                                              Dirk Laschanzky
                                                           Douglas R. Ramsey

LifeTime 2020                                              Dirk Laschanzky
                                                           Douglas R. Ramsey

LifeTime 2030                                              Dirk Laschanzky
                                                           Douglas R. Ramsey

LifeTime 2040                                              Dirk Laschanzky
                                                           Douglas R. Ramsey

LifeTime 2050                                              Dirk Laschanzky
                                                           Douglas R. Ramsey

LifeTime Strategic Income                                  Dirk Laschanzky
                                                           Douglas R. Ramsey

                                                                 Day-to-day
           Funds                                               Fund Management

MidCap Blend                                               K. William Nolin

MidCap Growth                                              John McClain

MidCap S&P 400 Index                                       Robert Baur
                                                           Rhonda VanderBeek

MidCap Value                                               Catherine A. Zaharis

SmallCap Blend                                             Michael L. Johnson
                                                           Tom Morabito

SmallCap Growth                                            John McClain

SmallCap S&P 600 Index                                     Robert Baur
                                                           Rhonda VanderBeek

SmallCap Value                                             Tom Morabito

                          Portfolio Manager Experience

Robert Baur, Ph.D. Dr. Baur joined Invista in 1995 after serving as a professor of finance and economics at Drake University and Grand View College. He received his Bachelor's degree in Mathematics and his Ph.D. in Economics from Iowa State University. Dr. Baur also did post-doctoral studies in finance and economics at the University of Minnesota.

Douglas Herold, CFA. Mr. Herold is a portfolio manager at Invista specializing in equity research and the management of broad market value portfolios. He also serves as a member of Invista's global consumer staples research team. Prior to joining Invista in 1993, he was an investment officer at Bankers Trust Company for ten years. He received an MBA from Drake University and a BS in Business from Iowa State University. He has earned the right to use the Chartered Financial Analyst designation.

Michael L. Johnson, CFA. Mr. Johnson is a portfolio manager of Invista. He performs security analysis and strategy development for the firm's growth equity research effort. Mr. Johnson specializes in the capital goods, health care and technology sectors. He joined Invista in 1992. He received his MBA from Drake University and his Bachelor's degree in business administration and finance from the University of Nebraska. He has earned the right to use the Chartered Financial Analyst designation.

Dirk Laschanzky, CFA. As a portfolio manager at Invista, Mr. Laschanzky is responsible for asset allocation and provides advice to clients concerning their portfolios across all asset classes. Prior to joining Invista in 1997, he was a portfolio manager and analyst for over seven years at AMR Investment Services where he managed short-term money market funds and was responsible for American Airlines' pension plan investment management. He also served as a financial analyst for American Airlines. He received an MBA and BA, both in Finance, from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.

Michael A. Marusiak. Mr. Marusiak joined Invista in 2000, specializing in the international emerging markets sector. Prior to joining Invista, he was an analyst on Trust Company of the West's global fund management team. He also worked with SBC Warburg of London as a research analyst responsible for Eastern Europe, the Middle East and Africa. He earned an MIA in International Finance from the Columbia University School of International and Public Affairs and a BA in Business Administration and Finance from Simon Fraser University of Burnaby, Canada.

John McClain. Mr. McClain is a portfolio manager for small company and medium company growth products. He joined Invista in 1990. Previously, he was an investment executive with Paine Webber. He earned an MBA from Indiana University and a BBA in Economics from the University of Iowa.

Tom Morabito, CFA. Mr. Morabito joined Invista in 2000 as the lead small-cap value portfolio manager. He has more than 12 years of analytical and portfolio management expertise. Since 1994, Mr. Morabito was a manager for Invesco
Management & Research. He received his MBA in Finance from Northeastern University and his Bachelor's degree in Economics from State University of New York. He has earned the right to use the Chartered Financial Analyst designation.

K. William Nolin, CFA. Mr. Nolin has managed the domestic mid-cap products since 1999. His expertise is grounded in the telecommunications, media & entertainment, lodging and consumer non-durables sectors. Mr. Nolin joined the Principal Financial Group in 1993 as an investment credit analyst. He earned his MBA from the Yale School of Management and his Bachelor's degree in Finance from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.

Scott D. Opsal, CFA. Mr. Opsal is Chief Investment Officer of Invista and has been with the organization since 1993. He holds an MBA from the University of Minnesota and a BS from Drake University. He has earned the right to use the Chartered Financial Analyst designation.

Brian W. Pattinson, CFA. Mr. Pattinson is a portfolio manager at Invista. He performs international security analysis and strategy development for the firm's core international equity research effort and also specializes in the information technology and telecomm sectors. He joined Invista in 1994. Mr. Pattinson earned his MBA and Bachelor's degree in Finance from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.

John Pihlblad, CFA. Mr. Pihlblad is director of quantitative portfolio management for Invista. He has over 24 years experience in creating and managing quantitative investment systems. Prior to joining Invista in 2000, Mr. Pihlblad was a partner and co-founder of GlobeFlex Capital in San Diego where he was responsible for the development and implementation of the investment process for both domestic and international products. He received his BA from Westminster College. He has earned the right to use the Chartered Financial Analyst designation.

Douglas R. Ramsey, CFA. Mr. Ramsey joined Invista in 1997. As portfolio manager, he provides clients with asset allocation advice and research services covering all major asset classes. Previously, he was a portfolio strategist for Invista's value team with responsibility for equity securities analysis and strategy. Prior to joining Invista, Mr. Ramsey was an equity portfolio manager at Investors Management Group and an equity strategist at SCI Capital Management. He received his MA in Economics from Ohio State University and a BA in Economics and Business Administration at Coe College. He has earned the right to use the Chartered Financial Analyst designation.

Michael L. Reynal. Mr. Reynal joined Invista in 2001, specializing in the international emerging markets sector. Prior to joining Invista, he was responsible for equity investments in Latin America, the Mediterranean and the Balkans while at Wafra Investment Advisory Group, Inc. in New York. He also spent four years with Paribas Capital Markets in New York as the head of the equity trading desk, and three years with Barclays do Zoete Weed in London, focusing on Latin American equity trading. He received an MBA from the Amos Tuck School at Dartmouth College in New Hampshire, a BA/MA in History from Christ's College at Cambridge University in England and a BA in History from Middlebuy College in Vermont.

Kurtis D. Spieler, CFA. Mr. Spieler is a portfolio manager specializing in the management of international equity portfolios. He joined the Principal Financial Group in 1987 in the Treasury operation as a securities analyst and moved to Invista in 1991. Mr. Spieler received his MBA from Drake University and his BBA in Accounting from Iowa State University. He has earned the right to use the Chartered Financial Analyst designation.

Mary Sunderland, CFA. Prior to joining Invista Capital Management in 1999, Ms. Sunderland managed growth and technology portfolios for Skandia Asset Management for 10 years. She holds an MBA in Finance from Columbia University Graduate School of Business and an undergraduate degree from Northwestern University. She has earned the right to use the Chartered Financial Analyst designation.

Rhonda VanderBeek. Ms. VanderBeek directs trading operations for Invista index accounts. She joined the Principal Financial Group in 1983 as a trading statistical clerk and moved to Invista in 1992. Ms. VanderBeek has extensive experience trading both domestic and international securities.

Catherine A. Zaharis, CFA. Ms. Zaharis directs portfolio management for the Invista value team and leads the value research group. She joined Invista in 1985. Ms. Zaharis received her MBA from Drake University and her BBA in Finance from the University of Iowa. She has earned the right to use the Chartered Financial Analyst designation.



Sub-Advisor:      Principal Capital Income Investors,  LLC ("PCII"), an indirect wholly-owned subsidiary of Principal Life Insurance Company and an affiliate of the Manager, was founded in 2000. It manages investments for institutional investors, including
                  Principal Life Insurance Company. Assets under management as of December 31, 2000 were approximately $33.2 billion. PCII's address is 801 Grand Ave., Des Moines, Iowa 50392.

                                                                 Day-to-day
           Funds                                               Fund Management

Balanced                                                   William C. Armstrong

Bond & Mortgage Securities                                 William C. Armstrong
                                                           Lisa Stange

Capital Preservation                                       Kevin Croft

Government Securities                                      Martin J. Schafer

High Quality Intermediate-Term Bond                        Kevin Croft
                                                           Martin J. Schafer

High Quality Long-Term Bond                                Kevin Croft
                                                           Martin J. Schafer

High Quality Short-Term Bond                               Martin J. Schafer

Money Market                                               Michael R. Johnson
                                                           Alice Robertson


                          Portfolio Manager Experience

William C. Armstrong, CFA. Mr. Armstrong leads the multi-sector/core portfolio management group for PCII. Mr. Armstrong has been with the Principal Financial Group since 1992. He earned his Master's degree from the University of Iowa and his Bachelor's degree from Kearney State College. He has earned the right to use the Chartered Financial Analyst designation.

Kevin W. Croft, CFA. As a portfolio manager for PCII, Mr. Croft has direct responsibility for $950 million invested in fixed-income portfolios. He joined the Principal Financial Group in 1988. He earned his Master's and Bachelor's degrees from Drake University. He has earned the right to use the Chartered Financial Analyst designation.

Michael R. Johnson. Mr. Johnson directs securities trading for PCII. He joined the Principal Financial Group in 1982 and took his current position in 1994. His responsibilities include managing the fixed-income trading operation for PCII and several short-term money market accounts. He earned his Bachelor's degree in Finance from Iowa State University.

Alice Robertson. Ms. Robertson is a trader for PCII on the corporate fixed-income trading desk. She joined the Principal Financial Group in 1990 as a credit analyst and moved to her current position in 1993. Previously, Ms. Robertson was an assistant vice president/commercial paper analyst with Duff & Phelps Credit Company. Ms. Robertson earned her Master's degree in Finance and Marketing from DePaul University and her Bachelor's degree in Economics from Northwestern University.

Martin J. Schafer. Mr. Schafer is a portfolio manager for PCII specializing in the management of mortgage-backed securities utilizing an active, total return approach. He joined the Principal Financial Group in 1977. He holds a BBA in Accounting and Finance from the University of Iowa.

Lisa A. Stange, CFA. As Portfolio Manager for PCII, Ms. Stange manages over $3 billion in fixed-income portfolios invested in public and private corporate bonds, mortgage-backed securities, commercial mortgage-backed securities, asset-backed securities and commercial real estate mortgages. Ms. Stange joined the Principal Financial Group in 1989 after earning her Master's and Bachelor's degrees in Finance from the University of Iowa. She has earned the right to use the Chartered Financial Analyst designation.



Sub-Advisor:      Principal  Capital Real Estate  Investors,  LLC ("PCREI"),  an
                  indirect  wholly-owned  subsidiary of Principal Life Insurance
                  Company and an affiliate of the Manager,  was founded in 2000.
                  It manages investments for institutional investors,  including
                  Principal Life Insurance Company. Assets under management as of December 31, 2000, were approximately $20.6 billion.
                  PCREI's  address is 1800 Hub Tower,  699  Walnut,  Des Moines,
                  Iowa 50309.

                                                                 Day-to-day
           Fund                                                Fund Management

Real Estate                                                Kelly D. Rush

                          Portfolio Manager Experience

Kelly D. Rush, CFA. Mr. Rush directs the Real Estate Investment Trust (REIT) activity for PCREI. Mr. Rush joined the Principal Financial Group in 1987 and has been dedicated to public real estate investments since 1995. His experience includes the structuring of public real estate transactions that included commercial mortgage loans and the issuance of unsecured bonds. He received his Master's degree and Bachelor's degree in Finance from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.



Sub-Advisor:      BT  is an  indirectly  wholly  owned  subsidiary  of BT  Funds
                  Management  Limited  ("BTFM")  and a member  of the  Principal
                  Financial  Group.  Its address is The Chifley Tower, 2 Chifley
                  Square, Sydney 2000 Australia. As of December 31, 2000, BT had approximately $22.7 billion under management.

                                                                 Day-to-day
           Funds                                               Fund Management

European Equity                                            Crispin Murray

International II                                           Nigel Allfrey
                                                           Christopher Selth

Pacific Basin                                              Dean Cashman

Technology                                                 David Mills


                          Portfolio Manager Experience

Nigel Allfrey. Mr. Allfrey is Senior Vice President of BT having joined BT in 1994. He has been the Portfolio Manager for BT's closed-end Global Equity Fund since 1998 and is also a senior member of the European Equities Group with specific responsibilities for technology and telecommunication sectors. Prior to joining BT, Mr. Allfrey spent five years with Price Waterhouse (working in Brisbane, New Caledonia, London and Paris) and was involved in advising on company restructuring, mergers and acquisitions. Mr. Allfrey has Bachelor's degrees in Commerce and Economics from the University of Queensland. He is also a Chartered Accountant.

Dean Cashman. Mr. Cashman is Executive Vice President of BT and serves as head of Japanese equities. He joined BT in January 1988, initially involved in the liquids and fixed-income group, but moved to the European equity group in 1989 specializing in the Latin Block countries including France, Italy and Spain. He started working on Japanese equities at the end of 1991 and subsequently took over responsibility for the group. Mr. Cashman received a degree in Economics from the University of Queensland.

David Mills. Mr. Mills is Executive Vice President of BT and serves as its head of U.S. Equities. He joined BT's retail unit trust team in January 1990 as an Analyst in European equities. In July 1996, he assumed fund management responsibility for all of the direct European investment vehicles offered by BT.

Crispin Murray. Mr. Murray is Executive Vice President of BT having joined BT in 1994 as an investment analyst. In 1995, his role became pure European equities analysis covering banks, telecommunications, telecommunication equipment and media. In 1998, he became head of European Equities and became coordinator for BTFM's Global Banking Group. His global sector responsibilities include telecommunications and banks. Prior to joining BT, Mr. Murray worked for Equitable Life Assurance Society in the UK as a bond and currency analyst. He received an Honours degree in Economics and Human Geography from Reading University in the UK.

Christopher Selth. Mr. Selth is Executive Vice President of BT and was appointed its head of International Equities in 1998 and its joint head of Equities in 1999. He joined BT in 1987 as an Investment Analyst in the retail unit trust group. In 1988, he was assigned the responsibility to cover European equities. Mr. Selth was given responsibility for the European component of all retail unit trusts in March 1994. Since November 1996, he has been responsible for institutional and retail European investments, supervising all European activities, and the European funds management group. Prior to joining BT, Mr. Selth worked with QBE Insurance Limited in investment management as an assistant to the Group Treasurer. He holds a Bachelor's degree in Economics (Honours) from the University of Sydney.



Sub-Advisor:      Federated  Investment  Management  Company  ("Federated") is a
                  registered investment adviser and a wholly-owned subsidiary of
                  Federated   Investors,   Inc.,  which  was  founded  in  1955.
                  Federated is located in the Federated  Investors Tower at 1001
                  Liberty Avenue,  Pittsburgh, PA 15222-3779. As of December 31,
                  2000, Federated managed $140 billion in assets.


                                                                 Day-to-day
           Funds                                               Fund Management

Partners LargeCap Blend                                    David P. Gilmore
                                                           James E. Grefenstette
                                                           J. Thomas Madden
                                                           Bernard J. Picchi

Partners SmallCap Growth II                                Keith J. Sabol
                                                           Aash M. Shah


                          Portfolio Manager Experience

David P. Gilmore. Mr. Gilmore joined Federated in August 1997 as an Investment Analyst. He was promoted to Senior Investment Analyst in July 1999 and became an Assistant Vice President of Federated in July 2000. Mr. Gilmore was a Senior Associate with Coopers & Lybrand from January 1992 to May 1995. He earned his MBA from the University of Virginia and has a BS from Liberty University. He has earned the right to use the Chartered Financial Analyst designation.

James E. Grefenstette, CFA. Mr. Grefenstette joined Federated in 1992 and has been a Portfolio Manager and a Vice President of Federated since 1996. From 1994 until 1996, Mr. Grefenstette was a Portfolio Manager and an Assistant Vice President of Federated. Mr. Grefenstette received his MS in Industrial Administration from Carnegie Mellon University. He has earned the right to use the Chartered Financial Analyst designation.

J. Thomas Madden, CFA. Mr. Madden joined Federated as a Senior Portfolio Manager in 1977 and has been an Executive Vice President of Federated since 1994. Mr. Madden served as a Senior Vice President of Federated from 1989 to 1993. Mr. Madden received his MBA with a concentration in Finance from the University of Virginia. He has earned the right to use the Chartered Financial Analyst designation.

Bernard J. Picchi, CFA. Mr. Picchi joined Federated in 1999 as a Senior Vice President/Director of U.S. Equity Research. From 1994 to 1999, Mr. Picchi was a Managing Director of Lehman Brothers where he initially served as head of the energy sector group. During 1995 and most of 1996, he served as U.S. Director of Stock Research and in September 1996, he was named Growth Stock Strategist. Mr. Picchi holds a BS in foreign service from Georgetown University. He has earned the right to use the Chartered Financial Analyst designation.

Keith J. Sabol, CFA. Mr. Sabol joined Federated in 1994. He has been a Portfolio Manager since 1996 and served as an Assistant Vice President of Federated from 1997 to 1998. He has been a Vice President of Federated since 1998. Mr. Sabol was an Investment Analyst, and then Equity Research Coordinator for Federated from 1994 to 1996. Mr. Sabol earned his MS in Industrial Administration from Carnegie Mellon University. He has earned the right to use the Chartered Financial Analyst designation.

Aash M. Shah, CFA. Mr. Shah joined Federated in 1993 and has been a Portfolio Manager and a Vice President of Federated since 1997. Mr. Shah was a Portfolio Manager and served as an Assistant Vice President of Federated from 1995 through 1996, and as an Investment Analyst from 1993 to 1995. Mr. Shah received his Masters in Industrial Administration from Carnegie Mellon University with a concentration in Finance and Accounting. He has earned the right to use the Chartered Financial Analyst designation.


Sub-Advisor:      Morgan Stanley,  with principal  offices at 1221 Avenue of the
                  Americas,  New  York,  NY  10020,  provides  a broad  range of portfolio  management  services to  customers  in the U.S. and abroad. As of December 31, 2000, Morgan Stanley, together with
                  its  affiliated   institutional  asset  management  companies,
                  managed investments totaling approximately $171.7 billion as named fiduciary or fiduciary adviser. On December 1, 1998, Morgan Stanley Asset Management Inc. changed its name to
                  Morgan Stanley Dean Witter  Investment  Management Inc. and on
                  May 1, 2001 the name was changed to Morgan Stanley  Investment
                  Management Inc. The firm continues to do business in certain instances using the name Morgan Stanley Asset Management.

                                                                 Day-to-day
           Funds                                               Fund Management

Partners LargeCap Growth I                                 William S. Auslander
                                                           Philip W. Friedman

Partners MidCap Blend                                      Bradley S. Daniels
                                                           William B. Gerlach
                                                           Vitaly V. Korchevsky
                                                           Gary G. Schlarbaum

                          Portfolio Manager Experience

William S. Auslander. Mr. Auslander is a Principal of Morgan Stanley & Co, Incorporated and Morgan Stanley Investment Management Inc. Mr. Auslander joined Morgan Stanley in 1995 as an equity analyst and currently is a portfolio manager in Morgan Stanley's institutional equity group. Prior thereto, he was an equity analyst at Icahn & Co., 1986-1995. He holds a BA in Economics from the University of Wisconsin and an MBA from Columbia University.

Bradley S. Daniels. Mr. Daniels joined Miller Anderson & Sherrerd, LLP in 1985, which was acquired by MSDW Investment Management in 1996 and is a Principal of the firm. Brad is a portfolio manager for the Mid and Small Cap Value strategies. Prior to joining the firm, he served as a programmer/equity research analyst in the Equity Research Department of Kidder, Peabody & Co., Incorporated. He received a BA in Mathematics from the University of Pennsylvania, an MBA from The Wharton School of the University of Pennsylvania, and has earned the right to use the Chartered Financial Analyst designation. He is also a member of the Financial Analysts of Philadelphia.

Philip W. Friedman. Mr. Friedman is a Manager Director of Morgan Stanley & Co, Incorporated and Morgan Stanley Investment Management Inc. He was a member of Morgan Stanley & Co. Incorporated's equity research team (1990-1995) before becoming Director of North American research (1995-1997). Currently, Mr. Friedman is head of Morgan Stanley's institution equity group. He holds a BA from Rutgers University and an MBA from the J.L. Kellogg School of Management at Northwestern University.

William B. Gerlach, CFA. Managing Director. Mr. Gerlach joined Miller Anderson & Sherrerd, LLP, in 1991 which was acquired by MSDW Investment Management in 1996. William is a Managing Director of the firm. Prior to joining the firm, he served as Programmer/Applications Software Development at Alphametrics Corporation. Past positions include Data Analyst and Inflation Economist at Wharton Econometric Forecasting Associates. He received a BA from Haverford College. He is a member of the Financial Analysts of Philadelphia and a Chartered Financial Analyst.

Vitaly V. Korchevsky, CFA. Mr. Korchevsky joined Morgan Stanley in 2000. He is a Vice President and a member of the Equity Portfolio Management team. Prior to joining Morgan Stanley, he was a portfolio manager at Gardner Lewis Asset Management. He also worked for Crestar Asset Management Company and Regent University Finance Department. He received a BA from Sukhumi University and an MBA from Regent University. He has earned the right to use the Chartered Financial Analyst designation.

Gary G. Schlarbaum. Mr. Schlarbaum joined Miller Anderson & Sherrerd, LLP in 1987, which was acquired by MSDW Investment Management in 1996, and is a Managing Director of the firm. Gary is a portfolio manager for the Core Equity and Small Cap Value strategies. Prior to joining the firm, he served as a managing director at First Chicago Investment Advisors. Gary was formerly a professor at Purdue University's Krannert Graduate School, and was an instructor at the University of Pennsylvania. He received a BA from Coe College, and a Ph.D. from the University of Pennsylvania. He is a trustee of Coe College, a Chartered Financial Analyst, and a member of the Financial Analysts of Philadelphia.



Sub-Advisor:      American  Century  Investment   Management,   Inc.  ("American
                  Century") was founded in 1958. Its office is located in the American Century Tower at 4500 Main Street, Kansas City, KS
                  64111. As of December 31, 2000,  American Century managed over
                  $102.7 billion in assets.

                                                                Day-to-day
          Fund                                                Fund Management

Partners LargeCap Growth II                               C. Kim Goodwin
                                                          Prescott LeGard
                                                          Gregory Woodhams


                          Portfolio Manager Experience

C. Kim Goodwin. Ms. Goodwin was named Co-Chief Investment Officer for American Century's domestic growth equity discipline in 2000. Previously she was Senior Vice President and Senior Portfolio Manager and has been a member of the team that manages Growth since joining American Century in 1997. Before joining American Century, she served as Senior Vice President and Portfolio Manager at Putnam Investments from 1996 to 1997, and Vice President and Portfolio Manager at Prudential Investments from 1993 to 1996. Ms. Goodwin holds a Bachelor of Arts Degree from Princeton University, an MBA in Finance and a Master's Degree in Public Affairs from the University of Texas.

Prescott LeGard, CFA. Mr. LeGard is a Portfolio Manager for American Century. Mr. LeGard joined the company in 1999. Before joining the company, he was an Equity Analyst for USAA Investment Management where he analyzed technology companies. He has worked in the investment industry since 1993. Mr. LeGard holds a BA Degree in Economics from DePauw University. He has earned the right to use the Chartered Financial Analyst designation.

Gregory Woodhams, CFA. Mr. Woodhams is a Vice President and Portfolio Manager for American Century. Mr. Woodhams has worked in the financial industry since 1992 and joined American Century in 1997. Previously, he was Vice President and Director of Equity Research at Texas Commerce Bank. Mr. Woodhams holds a Bachelor's Degree in Economics from Rice University and a Master's Degree in Economics from the University of Wisconsin at Madison. He has earned the right to use the Chartered Financial Analyst designation.



Sub-Advisor:      Alliance  Capital  Management  L.P.  ("Alliance")  through its
                  Bernstein    Investment    Research   and   Management    unit
                  ("Bernstein"). As of December 31, 2000, Alliance managed $454 billion in assets. Bernstein is located at 767 Fifth Avenue, New York, NY 10153 and Alliance is located at 1345 Avenue of the Americas, New York, NY 10105.

                                                                 Day-to-day
           Fund                                                Fund Management

Partners LargeCap Value                                    Marilyn G. Fedak
                                                           Steven Pisarkiewicz

                          Portfolio Manager Experience

Marilyn G. Fedak. Ms. Fedak, Chief Investment Officer of U.S. Value Equities and Chairman of the U.S. Equity Investment Policy Group of the Bernstein Investment Research and Management unit of Alliance Capital Management L.P. ("Alliance") since October 2000 and prior to that at Sanford C. Bernstein & Co., Inc. ("SCB Inc.") since 1993. She joined SCB Inc. in 1984 and has managed portfolio investments since 1976. She has a BA from Smith College and an MBA from Harvard Business School.

Steven Pisarkiewicz. Mr. Pisarkiewicz has been with Alliance since October 2000 and prior to that with SCB Inc. since 1989 and has been Senior Portfolio Manager since 1997. He holds a BS from the University of Missouri and an MBA from the University of California at Berkeley.



Sub-Advisor:   Turner Investment Partners,  Inc. ("Turner") was founded in 1990.
               Its address is 1235 Westlakes Drive, Suite 350, Berwyn, PA 19312.
               As of March 31, 2001, Turner had discretionary management authority with respect to approximately $8.3 billion in assets.

                                                                 Day-to-day
           Fund                                                Fund Management

Partners MidCap Growth                                     Christopher K. McHugh
                                                           William C. McVail
                                                           Robert E. Turner


                          Portfolio Manager Experience

Christopher K. McHugh. Mr. McHugh joined Turner Investment Partners, Inc. in 1990. He holds a BS in Accounting from Philadelphia University and an MBA in Finance from St. Joseph's University.

William C. McVail. Mr. McVail, Senior Equity Portfolio Manager, joined Turner in 1998. Prior thereto, he was Portfolio Manager at PNC Equity Advisers. He has 12 years of investment experience.

Robert E. Turner, CFA. Mr. Turner, Chairman and Chief Investment Officer, founded Turner in 1990. Prior to 1990, he was Senior Investment Manager with Meridian Investment Company. He has 17 years of investment experience. He has earned the right to use the Chartered Financial Analyst designation.



Sub-Advisor:      Neuberger Berman  Management Inc.  ("Neuberger  Berman") is an
                  affiliate of Neuberger Berman,  LLC.  Neuberger Berman, LLC is
                  located  at  605  Third  Avenue,   2nd  Floor,  New  York,  NY
                  10158-0180. Together with Neuberger Berman, the firms manage more than $55.5 billion in total assets (as of December 31, 2000) and continue an asset management history that began in 1939.

                                                                 Day-to-day
           Funds                                               Fund Management

Partners MidCap Value                                      Robert I. Gendelman

Partners SmallCap Growth I                                 Michael Malouf
                                                           Jennifer Silver

                          Portfolio Manager Experience

Robert I. Gendelman. Portfolio Manager, Neuberger Berman Management Inc., since 1994. He holds a BA from the University of Michigan as well as a JD and an MBA from the University of Chicago.

Michael F. Malouf. Mr. Malouf is a Vice President of Neuberger Berman Management Inc. and Managing Director of Neuberger Berman, LLC. Mr. Malouf joined the firm in 1998. From 1991 to 1998, he was a Portfolio Manager at another firm.

Jennifer K. Silver. Ms. Silver is a Vice President of Neuberger Berman Management Inc. and Managing Director of Neuberger Berman, LLC. Ms. Silver has been Director of the Growth Equity Group since 1997 and was an Analyst and a Portfolio Manager at another firm from 1981 to 1997.



Sub-Advisor:   Ark Asset  Management  Co., Inc. ("Ark Asset") is an independent,
               100% employee owned investment management firm. Ark Asset's offices are located at 125 Broad Street, New York, New York
               10004. As of December 31, 2000, Ark Asset managed $12.3 billion in assets.


                                                                 Day-to-day
           Fund                                                Fund Management

Partners SmallCap Value                                    Coleman M. Brandt
                                                           William G. Charcalis



                          Portfolio Manager Experience

Coleman M. Brandt. Vice Chairman, Ark Asset. Mr. Brandt joined Ark Asset in 1989. Prior to joining Ark Asset, he served as President of Lehman Management Co., Inc. He received his MBA from the Harvard Graduate School of Business Administration and his BS from the Philadelphia University.

William G. Charcalis. Managing Director, Ark Asset. Mr. Charcalis joined Ark Asset in 1994 as Senior Manager and has served in his current position since 1997. Prior to joining Ark Asset, he was Senior Manager at IBM Retirement Funds. He received his BS from the University of Southern California.

Duties of Manager and Sub-Advisors
The Manager or Sub-Advisor provides the Board of Directors of the Fund with a recommended investment program. The program must be consistent with the Fund's investment objective and policies. Within the scope of the approved investment program, the Manager or Sub-Advisor advises the Fund on its investment policy and determines which securities are bought and sold, and in what amounts.

The Manager is paid a fee by the Fund for its services, which includes any fee paid to the Sub-Advisor.

Principal Investors Fund and the Manager, under an order received from the SEC, may enter into and materially amend agreements with Sub-Advisors without obtaining shareholder approval. For any Fund that is relying on that order, the Manager may: o hire one or more Sub-Advisors; o change Sub-Advisors; and o reallocate management fees between itself and Sub-Advisors. The Manager will continue to have the ultimate responsibility for the investment performance of these Funds due to its responsibility to oversee Sub-Advisors and recommend their hiring, termination and replacement. No Fund will rely on the order until it receives approval from its shareholders or, in the case of a new Fund, the Fund's sole initial shareholder before the Fund is available to the public, and the Fund states in its prospectus that it intends to rely on the order. The Manager will not enter into an agreement with an affiliated Sub-Advisor for a Fund that is relying on the order without that agreement, including the compensation to be paid under it, being similarly approved. The Partners LargeCap Blend Fund, Partners LargeCap Growth Fund I, Partners LargeCap Growth Fund II, Partners LargeCap Value Fund, Partners MidCap Blend Fund, Partners MidCap Growth Fund, Partners MidCap Value Fund, Partners SmallCap Growth Fund I, Partners SmallCap Growth Fund II and Partners SmallCap Value Fund have received the necessary shareholder approval and intend to rely on the order.

SHAREHOLDER INFORMATION

Pricing of Fund Shares
Each Fund's shares are bought and sold at the current NAV. The share price of each class of each Fund is calculated each day the New York Stock Exchange
(NYSE) is open. The NAV is determined at the close of business of the Exchange (normally 3:00 p.m. Central time). When an order to buy or sell shares is received, the NAV used to fill the order is the next price calculated after the order is received.

For all Funds except the Money Market Fund,  the NAV is calculated  by:
o    taking the current market value of the total assets of the Fund
o    subtracting liabilities of the Fund
o    dividing the remainder proportionately into the classes of the Fund
o    subtracting the liabilities of each class
o    dividing the remainder by the total number of shares owned in that class.

The securities of the Money Market Fund are valued at amortized cost. The calculation procedure is described in the SAI. The Money Market Fund reserves the right to determine a share price more than once each day.

Capital Preservation Fund only:
The fair value of a wrapper agreement is equal to the difference between the book value and the market value (including accrued interest) of the covered assets. If the market value (including accrued interest) of the covered assets is greater than the book value, the value of a wrapper agreement is reflected as a liability of the Fund reflecting the potential liability of the Fund to the wrap provider. If the market value (including accrued interest) of the covered assets is less than the book value, the value of a wrapper agreement appears as an asset of the Fund reflecting the potential liability of the wrap provider to the Fund.

In valuing a wrapper agreement, the Board considers the creditworthiness and ability of a wrap provider to pay amounts due under the wrapper agreement. The Board may determine that a wrap provider is unable to make such payments. It would then assign a fair value to the wrapper agreement that is less than the difference between the book value of the wrapper agreement and the market value (including accrued interest) of the covered assets. In such event, the Fund might be unable to maintain a stable value per share.


NOTES:
o If current market values are not readily available for a security owned by a Fund, its fair value is determined using a policy adopted by the Fund's Board of Directors.
o A Fund's securities may be traded on foreign securities markets that generally complete trading at various times during the day prior to the close of the NYSE. The values of foreign securities used in computing share price are determined at the time the foreign market closes. Occasionally, events affecting the value of foreign securities occur when the foreign market is closed and the NYSE is open. The NAV of a Fund investing in foreign securities may change on days when shareholders are unable to purchase or redeem shares. If the Sub-Advisor believes that the market value is materially affected, the share price will be calculated using the policy adopted by the Fund.
o Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any point in time. These may be referred to as local price and premium price. The premium price is often a negotiated price that may not consistently represent a price at which a specific transaction can be effected. The European, International I, International II, International Emerging Markets, International SmallCap and Pacific Basin Funds each has a policy to value such securities at a price at which the Sub-Advisor expects the securities may be sold.

Purchase of Fund Shares
Shares are purchased from Princor Financial Services Corporation, the Fund's principal underwriter. There are no sales charges on shares of the Funds. There are no restrictions on amounts to be invested in the Institutional Class shares of the Funds.

Shareholder accounts for each Fund are maintained under an open account system. Under this system, an account is opened and maintained for each investor. Each investment is confirmed by sending the investor a statement of account showing the current purchase or sale and the total number of shares owned. The statement of account is treated by each Fund as evidence of ownership of Fund shares. Share certificates are not issued.

Redemption of Fund Shares
Each Fund sells its shares upon request. There is no charge for the sale. Shares are redeemed at the NAV per share next computed after the request is received by the Fund in proper and complete form.

The Fund generally sends payment for shares sold the business day after the sell order is received. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.


Redemption fees (Capital Preservation Fund only). Redemption requests may be subject to a 2% redemption fee when the rate trigger is active. The redemption fee is used by the Fund to help minimize the impact redemptions may have on Fund performance, cover the administrative costs of processing the redemption and offset premiums to wrapper providers. Redemption fees are also intended to discourage market timing (attempting to take advantage of short-term movements in interest rates).

The rate trigger is active if, as of the prior business day, the gross annual effective yield of the Fund is less than the reference index yield*. If the rate trigger is activated, it becomes inactive, if as of the prior business day, the gross annual effective yield of the Fund is greater than the reference index yield plus 0.25%.


         *The  reference  index  yield  means the  current  yield on the  Dealer
          Commercial Paper (90 day) Index as reported by Bloomberg, L.P.. If such an index is not available from Bloomberg, the Fund may use an alternative source of information for the 90-day dealer commercial paper rate.

The redemption fee does not apply to sale of Fund shares if:

o the redemption is initiated by the Plan and the shareholder provides the Fund with written notice of the redemption at least twelve months prior to the redemption;
o the redemption is directed by a Plan participant for reasons of death, retirement, disability, employment termination, loans, hardships and other Plan permitted and required withdrawals;
o the Plan participant exchanges from Capital Preservation to another Fund and no competing plan options are offered;
o the Plan participant exchanges from Capital Preservation to other than a competing plan option and competing plan options are offered but the Plan administrator is able to affirm that redemption proceeds will not be transferred to a competing plan option within 90 days; or
o     they are redeemed to pay plan expenses.

A competing plan option is any investment option available under a Plan if the assets of the option are invested primarily in:
o    money market instruments;
o    fixed-income investments having a targeted duration of 3 years or less; or
o    any investment that seeks to maintain a stable value per unit or share.

The Fund reserves the right, at the sole discretion of the Sub-Advisor, to honor any requests for redemption by making payment, in whole or in part, in portfolio securities and wrapper agreements. To the extent that a payment in-kind includes wrapper agreements, the Fund will assign to the redeeming plan one or more wrapper agreements issued by the wrapper providers covering the portfolio securities distributed in-kind. The terms and conditions of the wrapper agreements provided to a redeeming plan will be the same or substantially similar to the terms and conditions of the wrapper agreements held by the Fund. The wrapper provider may reserve the right to terminate the wrapper agreement issued in a payment in-kind. If the wrapper provider elects to terminate the wrapper agreement, it may be required to pay the redeeming plan the difference between the book value of the wrapper agreement and the value of the securities assigned as a payment in-kind.

Exchange of Fund Shares
Shares in the Funds may be exchanged, without charge*, for the same class of any other Principal Investors Fund. The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. In order to limit excessive exchange activity, and under other circumstances where the Board of Directors or the Manager believes it is in the best interest of the Fund, the Fund reserves the right to review or terminate the exchange privilege, limit the amount or number of exchanges, reject any exchange or close the account. Notification of such action will be given to the extent required by law.

* a redemption fee may be imposed on certain exchanges out of the Capital Preservation Fund.

Dividends and Distributions

The Bond & Mortgage Securities, Government Securities, High Quality Intermediate-Term Bond, High Quality Long-Term Bond and High Quality Short-Term Bond Funds pay their net investment income on a monthly basis. Payments are made to shareholders of record on the business day prior to the payment date. The payment date is the 23rd of each month (or previous business day).

The other Funds (other than the Capital Preservation and Money Market Funds) pay their net investment income once each year. Payments are made to shareholders of record on the business day prior to the payment date. The payment date for the LifeTime Funds is December 27 (or previous business day). The payment date for the other Funds is December 23 (or previous business day).

Net realized capital gains, if any, are distributed annually. Generally the distribution for the LifeTime Funds is made on the sixth business day of December and for the other funds it is made on the fourth business day of December. Payments are made to shareholders of record on the business day prior to the payable date. Capital gains may be taxable at different rates, depending on the length of time that the Fund holds its assets.

The Capital Preservation and Money Market Funds each declares dividends of all its daily net investment income each day its shares are priced. The dividends are paid daily and are automatically reinvested back into addition shares of the Fund making the payment.

Under normal circumstances, the Money Market Fund intends to hold portfolio securities until maturity and value them at amortized cost. Therefore, the Money Market Fund does not expect any capital gains or losses. Should there be any gain, it could result in an increase in dividends. A capital loss could result in a dividend decrease.

Dividend and capital gain distributions from a Fund are reinvested in additional shares of the Fund making the distribution.

Generally, for federal income tax purposes, Fund distributions are taxable as ordinary income, except that any distributions of long-term capital gains will be taxed as such regardless of how long Fund shares have been held. However, distributions by the Fund to retirement plans that qualify for tax-exempt treatment under federal income tax laws will not be taxable. Special tax rules apply to investments by such plans.

A tax advisor should be consulted to determine the suitability of the Fund as an investment by such a plan and the tax treatment of distributions by the Fund. A tax advisor can also provide information on the potential impact of possible foreign, state and local taxes. A Fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased.

For the Capital Preservation Fund only:
To enable the Capital Preservation Fund to maintain a stable value per share in the event of a capital gain distribution, its Board may declare a reverse split of Fund shares to offset such capital gain distribution. The reverse split would be effective on the ex-distribution date of the capital gain distribution. The reverse split would be an amount that causes the value and total number of shares held by each shareholder, including shares acquired by reinvestment of the distribution, to remain the same as before the distribution was made.

For example, if the Fund declares an additional distribution of 10 cents per share when the price per share is $10.00, a shareholder holding one share receives 0.01 additional share as a result of the additional distribution. If there was no reverse split, the price per share would be approximately $9.90. The total value of the shares held by the shareholder would be $10.00 (1.01 shares X $9.90/share). If a 1.01-for-1 reverse share split was declared, the shareholder's holding would be combined into one share with a price per share of $10.00. The reverse share split does not affect the value of the total holdings of the shareholder.

FUND ACCOUNT INFORMATION
Reservation of Rights
The Principal Investors Fund reserves the right to amend or terminate the special plans described in this prospectus. In addition, Principal Investors Fund reserves the right to change the share classes described herein. Shareholders will be notified of any such action to the extent required by law.

Financial Statements
Plans will receive annual financial statements for the Funds, examined by the Funds' independent auditors, Ernst & Young LLP. Plans will also receive a semiannual financial statement that is unaudited.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:

                         2001/(A)/
                         ----
BALANCED FUND
-------------
CLASS I SHARES
--------------
Net Asset Value,
 Beginning of Period..   $9.53
Income from Investment
 Operations:
 Net Investment Income    0.04
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.01)
                         -----
 Total From Investment
            Operations    0.03
                          ----
Net Asset Value, End
 of Period............   $9.56
                         =====
Total Return..........    0.10%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $10
 Ratio of Expenses to
  Average Net Assets..    0.50%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    2.67%/(c)/
 Portfolio Turnover
  Rate................   158.1%/(c)/




/(a) /Period from March 1, 2001, date shares first offered, through April 30,
  2001. Class I incurred an unrealized loss of $.06 per share from February 27, 2001 through February 28, 2001.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.




                         2001/(A)/
                         ----
BOND & MORTGAGE SECURITIES FUND
-------------------------------
CLASS I SHARES
--------------
Net Asset Value,
 Beginning of Period..  $10.37
Income from Investment
 Operations:
 Net Investment Income    0.09
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.06)
                         -----
 Total From Investment
            Operations    0.03
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.10)
                         -----
   Total Dividends and
         Distributions   (0.10)
                         -----
Net Asset Value, End
 of Period............  $10.30
                        ======
Total Return..........    0.15%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $77
 Ratio of Expenses to
  Average Net Assets..    0.55%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    5.82%/(c)/
 Portfolio Turnover
  Rate................   241.8%/(c)/




/(a) /Period from March 1, 2001, date shares first offered, through April 30,
  2001. Class I recognized $.01 of net investment income per share and incurred an unrealized gain of $.01 per share from February 27, 2001 through February 28, 2001.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:



                         2001/(A)/
                         ----
EUROPEAN FUND
-------------
CLASS I SHARES
--------------
Net Asset Value,
 Beginning of Period..   $9.71
Income from Investment
 Operations:
 Net Investment Income    0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.18)
                         -----
 Total From Investment
            Operations   (0.16)
                         -----
Net Asset Value, End
 of Period............   $9.55
                         =====
Total Return..........   (1.95)%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $10
 Ratio of Expenses to
  Average Net Assets..    1.00%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    1.25%/(c)/
 Portfolio Turnover
  Rate................   137.3%/(c)/




/(a) /Period from March 1, 2001, date shares first offered, through April 30,
  2001.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.



                         2001/(A)/
                         ----
GOVERNMENT SECURITIES FUND
--------------------------
CLASS I SHARES
--------------
Net Asset Value,
 Beginning of Period..  $10.26
Income from Investment
 Operations:
 Net Investment Income    0.09
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.03)
                         -----
 Total From Investment
            Operations    0.06
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.11)
                         -----
   Total Dividends and
         Distributions   (0.11)
                         -----
Net Asset Value, End
 of Period............  $10.21
                        ======
Total Return..........    0.45%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $55
 Ratio of Expenses to
  Average Net Assets..    0.40%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    5.89%/(c)/
 Portfolio Turnover
  Rate................    45.3%/(c)/




/(a) /Period from March 1, 2001, date shares first offered, through April 30,
  2001. Class I recognized $.01 of net investment income per share from February 27, 2001 through February 28, 2001.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:



                         2001/(A)/
                         ----
HIGH QUALITY INTERMEDIATE-TERM BOND FUND
----------------------------------------
CLASS I SHARES
--------------
Net Asset Value,
 Beginning of Period..  $10.33
Income from Investment
 Operations:
 Net Investment Income    0.10
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.09)
                         -----
 Total From Investment
            Operations    0.01
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.10)
                         -----
   Total Dividends and
         Distributions   (0.10)
                         -----
Net Asset Value, End
 of Period............  $10.24
                        ======
Total Return..........   (0.07)%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $10
 Ratio of Expenses to
  Average Net Assets..    0.40%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    6.09%/(c)/
 Portfolio Turnover
  Rate................    99.1%/(c)/




/(a) /Period from March 1, 2001, date shares first offered, through April 30,
  2001. Class I recognized $.01 of net investment income per share and incurred an unrealized gain of $.02 per share from February 27, 2001 through February 28, 2001.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.




                         2001/(A)/
                         ----
HIGH QUALITY LONG-TERM BOND FUND
--------------------------------
CLASS I SHARES
--------------
Net Asset Value,
 Beginning of Period..  $10.40
Income from Investment
 Operations:
 Net Investment Income    0.10
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.20)
                         -----
 Total From Investment
            Operations   (0.10)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.10)
                         -----
   Total Dividends and
         Distributions   (0.10)
                         -----
Net Asset Value, End
 of Period............  $10.20
                        ======
Total Return..........   (1.32)%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $10
 Ratio of Expenses to
  Average Net Assets..    0.40%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    6.03%/(c)/
 Portfolio Turnover
  Rate................   118.5%/(c)/




/(a) /Period from March 1, 2001, date shares first offered, through April 30,
  2001. Class I recognized $.01 of net investment income per share and incurred an unrealized gain of $.03 per share from February 27, 2001 through February 28, 2001.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:



                         2001/(A)/
                         ----
HIGH QUALITY SHORT-TERM BOND FUND
---------------------------------
CLASS I SHARES
--------------
Net Asset Value,
 Beginning of Period..  $10.25
Income from Investment
 Operations:
 Net Investment Income    0.09
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.02
                          ----
 Total From Investment
            Operations    0.11
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.10)
                         -----
   Total Dividends and
         Distributions   (0.10)
                         -----
Net Asset Value, End
 of Period............  $10.26
                        ======
Total Return..........    1.02%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $31
 Ratio of Expenses to
  Average Net Assets..    0.40%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    5.90%/(c)/
 Portfolio Turnover
  Rate................    46.8%/(c)/




/(a) /Period from March 1, 2001, date shares first offered, through April 30,
  2001. Class I recognized $.01 of net investment income per share and incurred an unrealized gain of $.01 per share from February 27, 2001 through February 28, 2001.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.




                         2001/(A)/
                         ----
INTERNATIONAL EMERGING MARKETS FUND
-----------------------------------
CLASS I SHARES
--------------
Net Asset Value,
 Beginning of Period..  $10.29
Income from Investment
 Operations:
 Net Investment Income    0.04
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.32)
                         -----
 Total From Investment
            Operations   (0.28)
 ----
Net Asset Value, End
 of Period............  $10.01
                        ======
Total Return..........   (2.34)%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $14
 Ratio of Expenses to
  Average Net Assets..    1.35%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    2.67%/(c)/
 Portfolio Turnover
  Rate................   113.5%/(c)/




/(a) /Period from March 1, 2001, date shares first offered, through April 30,
  2001. Class I incurred an unrealized loss of $.06 per share from February 27, 2001 through February 28, 2001.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:



                         2001/(A)/
                         ----
INTERNATIONAL FUND I
--------------------
CLASS I SHARES
--------------
Net Asset Value,
 Beginning of Period..   $9.54
Income from Investment
 Operations:
 Net Investment Income    0.03
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.29)
                         -----
 Total From Investment
            Operations   (0.26)
                         -----
Net Asset Value, End
 of Period............   $9.28
                         =====
Total Return..........   (2.73)%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $35
 Ratio of Expenses to
  Average Net Assets..    0.90%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    2.39%/(c)/
 Portfolio Turnover
  Rate................   127.6%/(c)/




/(a) /Period from March 1, 2001, date shares first offered, through April 30,
  2001. Class I incurred an unrealized loss of $.03 per share from February 27, 2001 through February 28, 2001.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.




                         2001/(A)/
                         ----
INTERNATIONAL FUND II
---------------------
CLASS I SHARES
--------------
Net Asset Value,
 Beginning of Period..  $10.19
Income from Investment
 Operations:
 Net Investment Income    0.20
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (1.12)
                         -----
 Total From Investment
            Operations   (0.92)
                         -----
Net Asset Value, End
 of Period............   $9.27
                         =====
Total Return..........   (8.85)%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,420
 Ratio of Expenses to
  Average Net Assets..    1.00%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.04%/(c)/
 Portfolio Turnover
  Rate................   107.0%/(c)/




/(a) /Period from December 6, 2000, date shares first offered, through April 30,
  2001. Class I incurred an unrealized gain of $.19 per share from November 27, 2000 through December 5, 2000.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:



                         2001/(A)/
                         ----
INTERNATIONAL SMALLCAP FUND
---------------------------
CLASS I SHARES
--------------
Net Asset Value,
 Beginning of Period..   $9.55
Income from Investment
 Operations:
 Net Investment Income    0.04
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.36)
                         -----
 Total From Investment
            Operations   (0.32)
                         -----
Net Asset Value, End
 of Period............   $9.23
                         =====
Total Return..........   (2.94)%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $12
 Ratio of Expenses to
  Average Net Assets..    1.20%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    2.77%/(c)/
 Portfolio Turnover
  Rate................   227.5%/(c)/




/(a) /Period from March 1, 2001, date shares first offered, through April 30,
  2001. Class I incurred an unrealized loss of $.01 per share from February 27, 2001 through February 28, 2001.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.



                         2001/(A)/
                         ----
LARGECAP BLEND FUND
-------------------
CLASS I SHARES
--------------
Net Asset Value,
 Beginning of Period..   $8.88
Income from Investment
 Operations:
 Net Investment Income    0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.02)
                         -----
 Total From Investment
            Operations   (0.01)
                         -----
Net Asset Value, End
 of Period............   $8.87
                         =====
Total Return..........   (0.22)%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $10
 Ratio of Expenses to
  Average Net Assets..    0.45%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.75%/(c)/
 Portfolio Turnover
  Rate................   101.0%/(c)/




/(a) /Period from March 1, 2001, date shares first offered, through April 30,
  2001. Class I incurred an unrealized loss of $.11 per share from February 27, 2001 through February 28, 2001.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:



                         2001/(A)/
                         ----
LARGECAP GROWTH FUND
--------------------
CLASS I SHARES
--------------
Net Asset Value,
 Beginning of Period..   $7.63
Income from Investment
 Operations:
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.15)
                         -----
 Total From Investment
            Operations   (0.15)
                         -----
Net Asset Value, End
 of Period............   $7.48
                         =====
Total Return..........   (2.60)%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $31
 Ratio of Expenses to
  Average Net Assets..    0.55%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.15%/(c)/
 Portfolio Turnover
  Rate................    59.5%/(c)/




/(a) /Period from March 1, 2001, date shares first offered, through April 30,
  2001. Class I incurred an unrealized loss of $.12 per share from February 27, 2001 through February 28, 2001.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.



                        2001/(A)/
                        ----
LARGECAP S&P 500 INDEX FUND
---------------------------
CLASS I SHARES
--------------
Net Asset Value,
 Beginning of Period..  $9.37
Income from Investment
 Operations:
 Net Investment Income   0.03
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   0.07
                         ----
 Total From Investment
            Operations   0.10
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...  (0.01)
                        -----
   Total Dividends and
         Distributions  (0.01)
                        -----
Net Asset Value, End
 of Period............  $9.46
                        =====
Total Return..........   0.75%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $10
 Ratio of Expenses to
  Average Net Assets..   0.15%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   1.01%/(c)/
 Portfolio Turnover
  Rate................    5.2%/(c)/



/(a) /Period from March 1, 2001, date shares first offered, through April 30,
  2001. Class I incurred an unrealized loss of $.14 per share from February 27, 2001 through February 28, 2001.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:



                         2001/(A)/
                         ----
LARGECAP VALUE FUND
-------------------
CLASS I SHARES
--------------
Net Asset Value,
 Beginning of Period..  $10.19
Income from Investment
 Operations:
 Net Investment Income    0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.18
                          ----
 Total From Investment
            Operations    0.19
                          ----
Net Asset Value, End
 of Period............  $10.38
                        ======
Total Return..........    2.57%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $40
 Ratio of Expenses to
  Average Net Assets..    0.45%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    1.06%/(c)/
 Portfolio Turnover
  Rate................   151.2%/(c)/




/(a) /Period from March 1, 2001, date shares first offered, through April 30,
  2001. Class I recognized $.01 of net investment income per share and incurred an unrealized loss of $.11 per share from February 27, 2001 through February 28, 2001.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.



                         2001/(B)/
                         ----
LIFETIME 2010 FUND
------------------
CLASS I SHARES
--------------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Investment Income    0.06
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.02)
                         -----
 Total From Investment
            Operations    0.04
                          ----
Net Asset Value, End
 of Period............  $10.04
                        ======
Total Return..........    0.40%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $11
 Ratio of Expenses to
  Average Net Assets
  /(a)/ ..............    0.12%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    3.64%/(d)/
 Portfolio Turnover
  Rate................     0.5%/(d)/



/(a) /Does not include expenses of the investment companies in which the Fund invests.
/(b) /Period from March 1, 2001, date operations commenced, through April 30,
  2001.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:



                         2001/(B)/
                         ----
LIFETIME 2020 FUND
------------------
CLASS I SHARES
--------------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Investment Income    0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.02)
                         -----
 Total From Investment
            Operations    0.03
                          ----
Net Asset Value, End
 of Period............  $10.03
                        ======
Total Return..........    0.30%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $11
 Ratio of Expenses to
  Average Net Assets
  /(a)/ ..............    0.12%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    3.09%/(d)/
 Portfolio Turnover
  Rate................     1.3%/(d)/



/(a) /Does not include expenses of the investment companies in which the Fund invests.
/(b) /Period from March 1, 2001, date operations commenced, through April 30,
  2001.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.



                         2001/(B)/
                         ----
LIFETIME 2030 FUND
------------------
CLASS I SHARES
--------------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Investment Income    0.04
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.01)
                         -----
 Total From Investment
            Operations    0.03
                          ----
Net Asset Value, End
 of Period............  $10.03
                        ======
Total Return..........    0.30%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $11
 Ratio of Expenses to
  Average Net Assets
  /(a)/ ..............    0.12%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    2.47%/(d)/
 Portfolio Turnover
  Rate................     1.3%/(d)/



/(a) /Does not include expenses of the investment companies in which the Fund invests.
/(b) /Period from March 1, 2001, date operations commenced, through April 30,
  2001.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:



                         2001/(B)/
                         ----
LIFETIME 2040 FUND
------------------
CLASS I SHARES
--------------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Investment Income    0.03
                          ----
 Total From Investment
            Operations    0.03
                          ----
Net Asset Value, End
 of Period............  $10.03
                        ======
Total Return..........    0.30%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $11
 Ratio of Expenses to
  Average Net Assets
  /(a)/ ..............    0.12%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    1.85%/(d)/
 Portfolio Turnover
  Rate................     0.5%/(d)/



/(a) /Does not include expenses of the investment companies in which the Fund invests.
/(b) /Period from March 1, 2001, date operations commenced, through April 30,
  2001.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.



                         2001/(B)/
                         ----
LIFETIME 2050 FUND
------------------
CLASS I SHARES
--------------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Investment Income    0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.01
                          ----
 Total From Investment
            Operations    0.03
                          ----
Net Asset Value, End
 of Period............  $10.03
                        ======
Total Return..........    0.30%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $11
 Ratio of Expenses to
  Average Net Assets
  /(a)/ ..............    0.12%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    1.22%/(d)/
 Portfolio Turnover
  Rate................     0.5%/(d)/



/(a) /Does not include expenses of the investment companies in which the Fund invests.
/(b) /Period from March 1, 2001, date operations commenced, through April 30,
  2001.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:



                         2001/(B)/
                         ----
LIFETIME STRATEGIC INCOME FUND
------------------------------
CLASS I SHARES
--------------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Investment Income    0.07
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.02)
                         -----
 Total From Investment
            Operations    0.05
                          ----
Net Asset Value, End
 of Period............  $10.05
                        ======
Total Return..........    0.50%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $11
 Ratio of Expenses to
  Average Net Assets
  /(a)/ ..............    0.12%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    4.18%/(d)/
 Portfolio Turnover
  Rate................     0.5%/(d)/



/(a) /Does not include expenses of the investment companies in which the Fund invests.
/(b) /Period from March 1, 2001, date operations commenced, through April 30,
  2001.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.



                         2001/(A)/
                         ----
MIDCAP BLEND FUND
-----------------
CLASS I SHARES
--------------
Net Asset Value,
 Beginning of Period..   $9.95
Income from Investment
 Operations:
 Net Investment Income    0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.26
                          ----
 Total From Investment
            Operations    0.27
                          ----
Net Asset Value, End
 of Period............  $10.22
                        ======
Total Return..........    2.51%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $10
 Ratio of Expenses to
  Average Net Assets..    0.65%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.88%/(c)/
 Portfolio Turnover
  Rate................    57.5%/(c)/




/(a) /Period from March 1, 2001, date shares first offered, through April 30,
  2001. Class I incurred an unrealized loss of $.08 per share from February 27, 2001 through February 28, 2001.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:



                         2001/(A)/
                         ----
MIDCAP GROWTH FUND
------------------
CLASS I SHARES
--------------
Net Asset Value,
 Beginning of Period..   $7.82
Income from Investment
 Operations:
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.12
                          ----
 Total From Investment
            Operations    0.12
                        ----
Net Asset Value, End
 of Period............   $7.94
                         =====
Total Return..........    1.15%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $9
 Ratio of Expenses to
  Average Net Assets..    0.65%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.24)%/(c)/
 Portfolio Turnover
  Rate................   344.2%/(c)/




/(a) /Period from March 1, 2001, date shares first offered, through April 30,
  2001. Class I incurred an unrealized loss of $.20 per share from February 27, 2001 through February 28, 2001.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.



                         2001/(A)/
                         ----
MIDCAP S&P 400 INDEX FUND
-------------------------
CLASS I SHARES
--------------
Net Asset Value,
 Beginning of Period..   $9.98
Income from Investment
 Operations:
 Net Investment Income    0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.28
                          ----
 Total From Investment
            Operations    0.29
                          ----
Net Asset Value, End
 of Period............  $10.27
                        ======
Total Return..........    3.22%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $10
 Ratio of Expenses to
  Average Net Assets..    0.15%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.85%/(c)/
 Portfolio Turnover
  Rate................    51.5%/(c)/



/(a) /Period from March 1, 2001, date shares first offered, through April 30,
  2001. Class I incurred an unrealized loss of $.10 per share from February 27, 2001 through February 28, 2001.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:



                         2001/(A)/
                         ----
MIDCAP VALUE FUND
-----------------
CLASS I SHARES
--------------
Net Asset Value,
 Beginning of Period..  $10.49
Income from Investment
 Operations:
 Net Investment Income    0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.38
                          ----
 Total From Investment
            Operations    0.39
                          ----
Net Asset Value, End
 of Period............  $10.88
                        ======
Total Return..........    4.11%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $10
 Ratio of Expenses to
  Average Net Assets..    0.65%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.74%/(c)/
 Portfolio Turnover
  Rate................   115.6%/(c)/




/(a) /Period from March 1, 2001, date shares first offered, through April 30,
  2001. Class I incurred an unrealized loss of $.05 per share from February 27, 2001 through February 28, 2001.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.




                         2001/(A)/
                         ----
MONEY MARKET FUND
-----------------
CLASS I SHARES
--------------
Net Asset Value,
 Beginning of Period..  $1.000
Income from Investment
 Operations:
 Net Investment Income   0.009
                         -----
 Total From Investment
            Operations   0.009
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...  (0.009)
                        ------
   Total Dividends and
         Distributions  (0.009)
                        ------
Net Asset Value, End
 of Period............  $1.000
                        ======
Total Return..........    0.85%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $15
 Ratio of Expenses to
  Average Net Assets..    0.40%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    5.06%/(c)/




/(a) /Period from March 1, 2001, date shares first offered, through April 30,
  2001.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:



                        2001/(A)/
                        ----
PACIFIC BASIN FUND
------------------
CLASS I SHARES
--------------
Net Asset Value,
 Beginning of Period..  $8.80
Income from Investment
 Operations:
 Net Investment Income   0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   0.31
                         ----
 Total From Investment
            Operations   0.32
Net Asset Value, End
 of Period............  $9.12
                        =====
Total Return..........   4.59%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $10
 Ratio of Expenses to
  Average Net Assets..   1.00%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   0.82%/(c)/
 Portfolio Turnover
  Rate................   46.9%/(c)/




/(a) /Period from March 1, 2001, date shares first offered, through April 30,
  2001. Class I incurred an unrealized loss of $.12 per share from February 27, 2001 through February 28, 2001.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.




                          2001/(A)/
                          ----
PARTNERS LARGECAP BLEND FUND
----------------------------
CLASS I SHARES
--------------
Net Asset Value,
 Beginning of Period..   $10.40
Income from Investment
 Operations:
 Net Investment Income     0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.15)
                          -----
 Total From Investment
            Operations    (0.13)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.02)
                          -----
   Total Dividends and
         Distributions    (0.02)
                          -----
Net Asset Value, End
 of Period............   $10.25
                         ======
Total Return..........    (0.50)%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $12,553
 Ratio of Expenses to
  Average Net Assets..     0.75%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.34%/(c)/
 Portfolio Turnover
  Rate................    128.1%/(c)/




/(a) /Period from December 6, 2000, date shares first offered, through April 30,
  2001. Class I incurred an unrealized gain of $.40 per share from November 29, 2000 through December 5, 2000.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:



                          2001/(A)/
                          ----
PARTNERS LARGECAP GROWTH FUND I
-------------------------------
CLASS I SHARES
--------------
Net Asset Value,
 Beginning of Period..   $10.30
Income from Investment
 Operations:
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (1.64)
                          -----
 Total From Investment
            Operations    (1.64)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.01)
                          -----
   Total Dividends and
         Distributions    (0.01)
                          -----
Net Asset Value, End
 of Period............    $8.65
                          =====
Total Return..........   (14.23)%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $928
 Ratio of Expenses to
  Average Net Assets..     0.75%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.04%/(c)/
 Portfolio Turnover
  Rate................     73.5%/(c)/




/(a) /Period from December 6, 2000, date shares first offered, through April 30,
  2001. Class I incurred an unrealized gain of $.30 per share from November 28, 2000 through December 5, 2000.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.




                          2001/(A)/
                          ----
PARTNERS LARGECAP GROWTH FUND II
--------------------------------
CLASS I SHARES
--------------
Net Asset Value,
 Beginning of Period..   $10.67
Income from Investment
 Operations:
 Net Investment Income    (0.02)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (1.94)
                          -----
 Total From Investment
            Operations    (1.96)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.01)
                          -----
   Total Dividends and
         Distributions    (0.01)
                          -----
Net Asset Value, End
 of Period............    $8.70
                          =====
Total Return..........   (17.18)%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $875
 Ratio of Expenses to
  Average Net Assets..     1.00%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.23)%/(c)/
 Portfolio Turnover
  Rate................     40.2%/(c)/




/(a) /Period from December 6, 2000, date shares first offered, through April 30,
  2001. Class I recognized $.01 of net investment income per share and incurred an unrealized gain of $.66 per share from November 30, 2000 through December 5, 2000.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:



                         2001/(A)/
                         ----
PARTNERS LARGECAP VALUE FUND
----------------------------
CLASS I SHARES
--------------
Net Asset Value,
 Beginning of Period..  $10.41
Income from Investment
 Operations:
 Net Investment Income    0.13
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.45
                          ----
 Total From Investment
            Operations    0.58
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.03)
                         -----
   Total Dividends and
         Distributions   (0.03)
                         -----
Net Asset Value, End
 of Period............  $10.96
                        ======
Total Return..........    7.20%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,360
 Ratio of Expenses to
  Average Net Assets..    0.80%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    1.54%/(c)/
 Portfolio Turnover
  Rate................    32.0%/(c)/




/(a) /Period from December 6, 2000, date shares first offered, through April 30,
  2001. Class I recognized $.01 of net investment income per share and incurred an unrealized gain of $.40 per share from November 27, 2000 through December 5, 2000.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.



                         2001/(A)/
                         ----
PARTNERS MIDCAP BLEND FUND
--------------------------
CLASS I SHARES
--------------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.15
                          ----
 Total From Investment
            Operations    0.15
                          ----
Net Asset Value, End
 of Period............  $10.15
                        ======
Total Return..........    1.50%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $849
 Ratio of Expenses to
  Average Net Assets..    1.00%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.27%/(c)/
 Portfolio Turnover
  Rate................   209.4%/(c)/



/(a) /Period from March 1, 2001, date operations commenced, through April 30,
  2001.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:



                         2001/(A)/
                         ----
PARTNERS MIDCAP GROWTH FUND
---------------------------
CLASS I SHARES
--------------
Net Asset Value,
 Beginning of Period..   $8.27
Income from Investment
 Operations:
 Net Investment Income   (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.23
                          ----
 Total From Investment
            Operations    0.22
                          ----
Net Asset Value, End
 of Period............   $8.49
                         =====
Total Return..........    2.17%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $10
 Ratio of Expenses to
  Average Net Assets..    1.00%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.78)%/(c)/
 Portfolio Turnover
  Rate................   403.2%/(c)/



/(a) /Period from March 1, 2001, date shares first offered, through April 30,
  2001. Class I incurred an unrealized loss of $.24 per share from February 27, 2001 through February 28, 2001.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.



                         2001/(A)/
                         ----
PARTNERS MIDCAP VALUE FUND
--------------------------
CLASS I SHARES
--------------
Net Asset Value,
 Beginning of Period..  $10.14
Income from Investment
 Operations:
 Net Investment Income    0.03
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.42
                          ----
 Total From Investment
            Operations    0.45
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.01)
                         -----
   Total Dividends and
         Distributions   (0.01)
                         -----
Net Asset Value, End
 of Period............  $10.58
                        ======
Total Return..........    5.15%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,384
 Ratio of Expenses to
  Average Net Assets..    1.00%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.41%/(c)/
 Portfolio Turnover
  Rate................   281.3%/(c)/




/(a) /Period from December 6, 2000, date shares first offered, through April 30,
  2001. Class I recognized $.01 of net investment income per share and incurred an unrealized gain of $.13 per share from November 28, 2000 through December 5, 2000.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:



                          2001/(A)/
                          ----
PARTNERS SMALLCAP GROWTH FUND I
-------------------------------
CLASS I SHARES
--------------
Net Asset Value,
 Beginning of Period..    $9.82
Income from Investment
 Operations:
 Net Investment Income    (0.06)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (1.28)
                          -----
 Total From Investment
            Operations    (1.34)
                          -----
Net Asset Value, End
 of Period............    $8.48
                          =====
Total Return..........   (11.57)%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,038
 Ratio of Expenses to
  Average Net Assets..     1.10%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.77)%/(c)/
 Portfolio Turnover
  Rate................    185.5%/(c)/




/(a) /Period from December 6, 2000, date shares first offered, through April 30,
  2001. Class I incurred an unrealized loss of $.18 per share from November 28, 2000 through December 5, 2000.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.



                          2001/(A)/
                          ----
PARTNERS SMALLCAP GROWTH FUND II
--------------------------------
CLASS I SHARES
--------------
Net Asset Value,
 Beginning of Period..   $10.85
Income from Investment
 Operations:
 Net Investment Income    (0.03)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (2.82)
                          -----
 Total From Investment
            Operations    (2.85)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.01)
                          -----
   Total Dividends and
         Distributions    (0.01)
                          -----
Net Asset Value, End
 of Period............    $7.99
                          =====
Total Return..........   (24.87)%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $800
 Ratio of Expenses to
  Average Net Assets..     1.00%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.40)%/(c)/
 Portfolio Turnover
  Rate................    293.0%/(c)/




/(a) /Period from December 6, 2000, date shares first offered, through April 30,
  2001. Class I recognized $.01 of net investment income per share and incurred an unrealized gain of $.84 per share from November 29, 2000 through December 5, 2000.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:



                         2001/(A)/
                         ----
PARTNERS SMALLCAP VALUE FUND
----------------------------
CLASS I SHARES
--------------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.44
                          ----
 Total From Investment
            Operations    0.44
                          ----
Net Asset Value, End
 of Period............  $10.44
                        ======
Total Return..........    4.40%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $873
 Ratio of Expenses to
  Average Net Assets..    1.00%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.06%/(c)/
 Portfolio Turnover
  Rate................    15.5%/(c)/




/(a) /Period from March 1, 2001, date operations commenced, through April 30,
  2001.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.



                         2001/(A)/
                         ----
REAL ESTATE FUND
----------------
CLASS I SHARES
--------------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Investment Income    0.09
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.09
                          ----
 Total From Investment
            Operations    0.18
                          ----
Net Asset Value, End
 of Period............  $10.18
                        ======
Total Return..........    0.99%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $10
 Ratio of Expenses to
  Average Net Assets..    0.85%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    5.55%/(c)/
 Portfolio Turnover
  Rate................   118.1%/(c)/




/(a) /Period from March 1, 2001, date shares first offered, through April 30,
  2001. Class I incurred an unrealized gain of $.06 per share from February 27, 2001 through February 28, 2001.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:



                         2001/(A)/
                         ----
SMALLCAP BLEND FUND
-------------------
CLASS I SHARES
--------------
Net Asset Value,
 Beginning of Period..  $10.46
Income from Investment
 Operations:
 Net Investment Income    0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.29
                          ----
 Total From Investment
            Operations    0.31
                          ----
Net Asset Value, End
 of Period............  $10.77
                        ======
Total Return..........    3.06%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $10
 Ratio of Expenses to
  Average Net Assets..    0.75%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.97%/(c)/
 Portfolio Turnover
  Rate................   149.3%/(c)/




/(a) /Period from March 1, 2001, date shares first offered, through April 30,
  2001. Class I incurred an unrealized loss of $.07 per share from February 27, 2001 through February 28, 2001.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.



                         2001/(A)/
                         ----
SMALLCAP GROWTH FUND
--------------------
CLASS I SHARES
--------------
Net Asset Value,
 Beginning of Period..   $9.06
Income from Investment
 Operations:
 Net Investment Income   (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.01
                          ----
 Total From Investment
            Operations    0.00
                          ----
Net Asset Value, End
 of Period............   $9.06
                         =====
Total Return..........    1.12%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $18
 Ratio of Expenses to
  Average Net Assets..    0.75%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.47)%/(c)/
 Portfolio Turnover
  Rate................   182.6%/(c)/




/(a) /Period from March 1, 2001, date shares first offered, through April 30,
  2001. Class I incurred an unrealized loss of $.17 per share from February 27, 2001 through February 28, 2001.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:



                         2001/(A)/
                         ----
SMALLCAP S&P 600 INDEX FUND
---------------------------
CLASS I SHARES
--------------
Net Asset Value,
 Beginning of Period..  $10.73
Income from Investment
 Operations:
 Net Investment Income    0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.28
                          ----
 Total From Investment
            Operations    0.29
                          ----
Net Asset Value, End
 of Period............  $11.02
                        ======
Total Return..........    2.61%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $10
 Ratio of Expenses to
  Average Net Assets..    0.15%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.65%/(c)/
 Portfolio Turnover
  Rate................    51.7%/(c)/



/(a) /Period from March 1, 2001, date shares first offered, through April 30,
  2001. Class I incurred an unrealized loss of $.16 per share from February 27, 2001 through February 28, 2001.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.



                         2001/(A)/
                         ----
SMALLCAP VALUE FUND
-------------------
CLASS I SHARES
--------------
Net Asset Value,
 Beginning of Period..  $10.64
Income from Investment
 Operations:
 Net Investment Income    0.50
                          ----
 Total From Investment
            Operations    0.50
                          ----
Net Asset Value, End
 of Period............  $11.14
                        ======
Total Return..........    5.19%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $28
 Ratio of Expenses to
  Average Net Assets..    0.75%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    1.45%/(c)/
 Portfolio Turnover
  Rate................    79.1%/(c)/




/(a) /Period from March 1, 2001, date shares first offered, through April 30,
  2001. Class I incurred an unrealized loss of $.04 per share from February 27, 2001 through February 28, 2001.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:



                          2001/(A)/
                          ----
TECHNOLOGY FUND
---------------
CLASS I SHARES
--------------
Net Asset Value,
 Beginning of Period..   $10.07
Income from Investment
 Operations:
 Net Investment Income    (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (2.47)
                          -----
 Total From Investment
            Operations    (2.48)
                          -----
Net Asset Value, End
 of Period............    $7.59
                          =====
Total Return..........   (25.40)%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,027
 Ratio of Expenses to
  Average Net Assets..     1.00%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.64)%/(c)/
 Portfolio Turnover
  Rate................    145.3%/(c)/



/(a) /Period from December 6, 2000, date shares first offered, through April 30,
  2001. Class I incurred an unrealized gain of $.07 per share from November 27, 2000 through December 5, 2000.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.

Additional information about the Fund is available in the Statement of Additional Information dated June 15, 2001, and which is part of this prospectus. The Statement of Additional Information can be obtained free of charge by writing or telephoning Princor Financial Services Corporation, P.O. Box 10423, Des Moines, IA 50306. Telephone 1-800-247-4123.

Information about the Fund can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling the Commission at 1-800-SEC-0330. Reports and other information about the Fund are available on the Commission's internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009.

The U.S. Government does not insure or guarantee an investment in any of the Funds. There can be no assurance that the Money Market Fund will be able to maintain a stable share price of $1.00 per share or that the Capital Preservation Fund will be able to maintain a stable share price of $10.00 per share.

Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, nor are shares of the Funds federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.

SEC FILE

811-07572                 Principal Investors Fund, Inc.


                          SUPPLEMENT DATED MAY 15, 2001
                TO THE PRINCIPAL INVESTORS FUND, INC. PROSPECTUS
                           INSTITUTIONAL CLASS SHARES
                               DATED MARCH 1, 2001

     The following information is an update through March 31, 2001, and replaces similar information found in Appendix A of the prospectus dated March 1, 2001.

                                   APPENDIX A

     RELATED PERFORMANCE OF THE SUB-ADVISORS

     The International II, Partners LargeCap Blend, Partners LargeCap Growth I, Partners LargeCap Growth II, Partners LargeCap Value, Partners MidCap Value, Partners SmalCap Growth I, Partners SmallCap Growth II and Technology Funds started operations in December 2000. The other Funds started operations in March, 2001. The Funds have only limited historical performance data. The following tables set forth historical information about client accounts managed by a Sub-Advisor that have investment objectives and strategies similar to those of the corresponding Fund the Sub-Advisor manages. These client accounts may consist of individuals, institutions and other mutual funds. This composite data is provided to illustrate the past performance of each Sub-Advisor in managing similar accounts and does not represent the performance of any Fund.

     On the following pages "composite performance" is shown for each Sub-Advisor with regard to all of those similarly managed accounts. The composite performance is computed based upon essentially the Sub-Advisor's asset weighted "average" performance with regard to such accounts. The composite performance information shown is based on a composite of all accounts of each Sub-Advisor (and its predecessor, if any) having substantially similar investment objectives, policies and strategies to the corresponding Fund. The composite results reflect the deduction of all fees and expenses actually incurred by the client accounts.

     Portions of the information below are based on data supplied by the Sub-Advisors and from statistical services, reports or other sources believed by the Manager to be reliable. However, such information has not been verified or audited by the Manager.

     Some of the accounts included in the composites are not mutual funds registered under the 1940 Act. Those accounts are not subject to investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and the Internal Revenue Code. If such requirements were applicable to these accounts, the performance shown may have been lower.

     The performance data should not be considered as an indication of future performance of any Fund or any Sub-Advisor. In addition, the effect of taxes is not reflected in the information below as it will depend on the investor's tax status.

     Please note that 1999 was an exceptionally good year for the stocks of technology companies and mutual funds that invest in them. It should not be expected that those stocks and funds will perform as well every year. Stock prices can change unpredictably and, in fact, they may lose value in some years.


PERFORMANCE RESULTS - STABLE FUNDS


 Average Annual Performance

  (through March 31, 2001)


                                           Since
                                                                   YTD         1
YR         3 YR       5 YR         10 YR  Inception
High Quality Short-Term Bond Fund Institutional
                                            0.71
PCII High Quality Short-Term Bond Composite                        2.52
10.46        5.87        6.12
Lehman Brothers Mutual Fund 1-5 Gov't/Credit Index                 3.19
10.95        6.75        6.74         6.97
Average Short-Term Bond Category (Morningstar)                     2.86
9.80        5.97        6.05         6.54

Money Market Fund Institutional
                                             0.45
PCII Money Market Composite                                        1.43
6.26        5.40        5.26         4.68



    Annual Performance

 (year ended December 31)


                                                                        2000
   1999         1998         1997        1996
High Quality Short-Term Bond Fund Institutional
PCII High Quality Short-Term Bond Composite                             8.81
   1.05         6.79         6.64        4.85
Lehman Brothers Mutual Fund 1-5 Gov't/Credit Index                      8.96
   2.09         7.63         7.13        4.67
Average Short-Term Bond Category (Morningstar)                          8.14
   2.12         6.28         6.51        4.35

Money Market Fund Institutional
PCII Money Market Composite                                             6.21
   4.71         5.13         5.10        4.95


     Annual Performance

   (year ended December 31)


                                                                        1995
    1994        1993         1992        1991
High Quality Short-Term Bond Fund Institutional
PCII High Quality Short-Term Bond Composite
Lehman Brothers Mutual Fund 1-5 Gov't/Credit Index                     12.88
   -0.72        7.10         6.83       13.17
Average Short-Term Bond Category (Morningstar)                         11.48
   -0.86        6.86         6.15       13.43

Money Market Fund Institutional
PCII Money Market Composite                                             5.53
    3.69        2.59         3.40        5.79



PERFORMANCE RESULTS - CONSERVATIVE FUNDS


    Average Annual Performance

    (through March 31, 2001)


                                        Since
                                                               YTD         1 YR
       3 YR       5 YR         10 YR    Inception
Bond & Mortgage Securities Fund Institutional
                                        0.41
PCII Multi-Sector Composite                                    3.40        13.14
       6.94        7.65         8.42
Lehman Brothers Aggregate Bond Index                           3.03        12.53
       6.87        7.48         7.98
Average Intermediate-Term Bond Category (Morningstar)          3.04        10.68
       5.65        6.49         7.62

Government Securities Fund Institutional
                                        0.52
PCII Mortgage-Backed Broad Composite                           2.52        12.24
       6.55        7.43         7.70
Lehman Brothers Mortgage Backed Securities Index               2.73        12.66
       6.98        7.59         7.78
Average Intermediate Government Category (Morningstar)         2.41        11.26
       5.87        6.41         6.96

High Quality Intermediate-Term Bond Fund
  Institutional
                                        0.31
PCII High Quality Intermediate-Term Bond Composite             3.15        12.74
       6.52
Lehman Brothers Aggregate Bond Index                           3.03        12.53
       6.87        7.48         7.98
Average Intermediate-Term Bond Category (Morningstar)          3.04        10.68
       5.65        6.49         7.62

High Quality Long-Term Bond Fund Institutional
                                       -0.27
PCII High Quality Long-Term Bond Composite                     3.49        12.74
       4.83
Lehman Brothers Long Term Gov't./Corporate Bond Index          2.71        12.99
       6.68        8.49         9.56
Average Long-Term Bond Category (Morningstar)                  3.01         9.78
       4.65        6.48         7.85


                                                                          Annual
Performance
                                                                          (year
ended December 31)


                                                               2000        1999
       1998         1997        1996         1995
Bond & Mortgage Securities Fund Institutional
PCII Multi-Sector Composite                                   12.00       -0.57
       7.97        10.16        3.94        18.41
Lehman Brothers Aggregate Bond Index                          11.63       -0.82
       8.69         9.65        3.63        18.47
Average Intermediate-Term Bond Category (Morningstar)          9.45       -1.22
       7.42         8.76        3.30        17.35

Government Securities Fund Institutional
PCII Mortgage-Backed Broad Composite                          11.08        0.22
       7.62         9.97        3.90        19.10
Lehman Brothers Mortgage Backed Securities Index              11.16        1.85
       6.97         9.49        5.36        16.80
Average Intermediate Government Category (Morningstar)        10.76       -1.44
       7.45         8.45        2.80        16.42

High Quality Intermediate-Term Bond Fund
  Institutional
PCII High Quality Intermediate-Term Bond Composite            10.71       -0.57
       8.28         9.32
Lehman Brothers Aggregate Bond Index                          11.63       -0.82
       8.69         9.65        3.63        13.47
Average Intermediate-Term Bond Category (Morningstar)          9.45       -1.22
       7.42         8.76        3.30        17.35

High Quality Long-Term Bond Fund Institutional
PCII High Quality Long-Term Bond Composite                    10.40       -7.41
      10.39         4.85
Lehman Brothers Long Term Gov't./Corporate Bond Index         16.16       -7.64
      11.76        14.52        0.13        29.93
Average Long-Term Bond Category (Morningstar)                  9.26       -2.78
       6.51        10.53        3.54        21.33


                                                                          Annual
Performance
                                                                          (year
ended December 31)


                                                               1994        1993
       1992        1991
Bond & Mortgage Securities Fund Institutional
PCII Multi-Sector Composite                                   -2.05       10.67
       8.25       15.89
Lehman Brothers Aggregate Bond Index                          -2.92        9.75
       7.40       16.00
Average Intermediate-Term Bond Category (Morningstar)         -3.73       10.39
       7.20       16.62

Government Securities Fund Institutional
PCII Mortgage-Backed Broad Composite                          -4.41        9.21
       6.13       16.81
Lehman Brothers Mortgage Backed Securities Index              -1.61        6.84
       6.96       15.72
Average Intermediate Government Category (Morningstar)        -4.02        8.03
       6.39       14.67

High Quality Intermediate-Term Bond Fund
  Institutional
PCII High Quality Intermediate-Term Bond Composite
Lehman Brothers Aggregate Bond Index                          -2.92        9.75
       7.40       16.00
Average Intermediate-Term Bond Category (Morningstar)         -3.73       10.39
       7.20       16.62

High Quality Long-Term Bond Fund Institutional
PCII High Quality Long-Term Bond Composite
Lehman Brothers Long Term Gov't./Corporate Bond Index         -7.10       16.17
       8.53       19.53
Average Long-Term Bond Category (Morningstar)                 -6.13       13.34
       7.98       17.15






PERFORMANCE RESULTS - MODERATE FUNDS


     Average Annual Performance

      (through March 31, 2001)


                                        Since
                                                              YTD         1 YR
      3 YR       5 YR         10 YR    Inception
Balanced Fund Institutional
                                        -3.77
Invista Balanced Composite                                   -5.31        -2.21
      2.24        8.35        10.71
PCII Multi-Sector Composite                                   3.40        13.14
      6.94        7.65         8.42
S&P 500 Index                                               -11.85       -21.67
      3.05       14.18        14.41
Lehman Brothers Aggregate Bond Index                          3.03        12.53
      6.87        7.48         7.98
Average Domestic Hybrid Category (Morningstar)               -5.31        -5.38
      3.20        8.93        10.25

LargeCap Blend Fund Institutional
                                        -6.07
Invista Large Cap Composite                                 -13.91       -24.42
     -3.51        9.76
S&P 500 Index                                               -11.85       -21.67
      3.05       14.18        14.41
Average LargeCap Blend Category (Morningstar)               -13.01       -21.11
      1.79       11.75         12.5

Partners LargeCap Blend Fund Institutional                   -8.10
                                        -6.33
Federated Capital Appreciation Composite                     -8.08       -18.22
     11.21       17.61
S&P 500 Index                                               -11.85       -21.67
      3.05       14.18        14.41
Average LargeCap Blend Category (Morningstar)               -13.01       -21.11
      1.79       11.75         12.5

LargeCap Growth Fund Institutional
                                        -10.94
Invista Large Cap Growth Composite                          -23.48       -34.96

S&P/BARRA 500 Growth Index                                  -17.41       -38.19
      0.30       13.74        13.63
Average LargeCap Growth Category (Morningstar)              -19.98       -35.66
      3.33       11.58        12.52

Partners LargeCap Growth Fund I Institutional               -18.00
                                        -22.76
Morgan Stanley Equity Growth Composite                      -18.35       -33.80
      1.71       14.17        14.65
S&P 500 Index                                               -11.85       -21.67
      3.05       14.18        14.41
Average LargeCap Growth Category (Morningstar)              -19.98       -35.66
      3.33       11.58        12.52

Partners LargeCap Growth Fund II Institutional              -19.60
                                        -24.23
American Century Growth Composite                           -19.33       -38.10
      3.25       12.89        11.30
Russell 1000 Growth Index                                   -20.90       -42.72
     -0.53       11.56        12.73
Average LargeCap Growth Category (Morningstar)              -19.98       -35.66
      3.33       11.58        12.52




Annual Performance

(year ended December 31)


                                                             2000        1999
     1998         1997        1996         1995
Balanced Fund Institutional
Invista Balanced Composite                                  -6.47        2.20
    12.17        20.03       10.69        26.88
PCII Multi-Sector Composite                                 12.00       -0.57
     7.97        10.16        3.94        18.41
S&P 500 Index                                               -9.11       21.04
    28.58        33.36       22.96        37.58
Lehman Brothers Aggregate Bond Index                        11.63       -0.82
     8.69         9.65        3.63        18.47
Average Domestic Hybrid Category (Morningstar)               2.06        8.24
    12.50        18.24       13.07        24.87

LargeCap Blend Fund Institutional
Invista Large Cap Composite                                -12.12        9.57
    24.70        29.66       24.35
S&P 500 Index                                               -9.11       21.04
    28.58        33.36       22.96        37.58
Average LargeCap Blend Category (Morningstar)               -6.97       19.72
    21.95        27.43       20.37        31.99

Partners LargeCap Blend Fund Institutional
Federated Capital Appreciation Composite                    -3.31       44.20
    20.71        31.30       18.98
S&P 500 Index                                               -9.11       21.04
    28.58        33.36       22.96        37.58
Average LargeCap Blend Category (Morningstar)               -6.97       19.72
    21.95        27.43       20.37        31.99

LargeCap Growth Fund Institutional
Invista Large Cap Growth Composite                         -10.24
S&P/BARRA 500 Growth Index                                 -22.08       28.25
    42.15        36.38       23.98        38.13
Average LargeCap Growth Category (Morningstar)             -14.09       39.72
    33.56        25.00       18.95        32.27

Partners LargeCap Growth Fund I Institutional
Morgan Stanley Equity Growth Composite                     -11.00       39.42
    21.11        31.40       31.23        45.03
S&P 500 Index                                               -9.11       21.04
    28.58        33.36       22.96        37.58
Average LargeCap Growth Category (Morningstar)             -14.09       39.72
    33.56        25.00       18.95        32.27

Partners LargeCap Growth Fund II Institutional
American Century Growth Composite                          -14.71       34.68
    36.77        29.28       14.92        20.35
Russell 1000 Growth Index                                  -22.42       33.16
    38.71        30.49       23.12        37.19
Average LargeCap Growth Category (Morningstar)             -14.09       39.72
    33.56        25.00       18.95        32.27



Annual Performance

(year ended December 31)


                                                             1994        1993
     1992        1991
Balanced Fund Institutional
Invista Balanced Composite                                  -1.63       14.25
    10.73       27.19
PCII Multi-Sector Composite                                 -2.05       10.67
     8.25       15.89
S&P 500 Index                                                1.32       10.08
     7.62       30.47
Lehman Brothers Aggregate Bond Index                        -2.92        9.75
     7.40       16.00
Average Domestic Hybrid Category (Morningstar)              -2.56       12.07
     8.22       23.87

LargeCap Blend Fund Institutional
Invista Large Cap Composite
S&P 500 Index                                                1.32       10.08
     7.62       30.47
Average LargeCap Blend Category (Morningstar)               -1.08       11.12
     7.62       32.13

Partners LargeCap Blend Fund Institutional
Federated Capital Appreciation Composite
S&P 500 Index                                                1.32       10.08
     7.62       30.47
Average LargeCap Blend Category (Morningstar)               -1.08       11.12
     7.62       32.13

LargeCap Growth Fund Institutional
Invista Large Cap Growth Composite
S&P/BARRA 500 Growth Index                                   3.13        1.68
     5.07       38.37
Average LargeCap Growth Category (Morningstar)              -2.32       10.31
     5.83       43.69

Partners LargeCap Growth Fund I Institutional
Morgan Stanley Equity Growth Composite                       3.18        4.32
     5.99       25.54
S&P 500 Index                                                1.32       10.08
     7.62       30.47
Average LargeCap Growth Category (Morningstar)              -2.32       10.31
     5.83       43.69

Partners LargeCap Growth Fund II Institutional
American Century Growth Composite                           -1.49        3.76
    -4.29       69.02
Russell 1000 Growth Index                                    2.66        2.90
     5.00       41.16
Average LargeCap Growth Category (Morningstar)              -2.32       10.31
     5.83       43.69




PERFORMANCE RESULTS - MODERATE FUNDS


 Average Annual Performance

  (through March 31, 2001)


                                       Since
                                                             YTD         1 YR
     3 YR       5 YR         10 YR    Inception
LargeCap S&P 500 Index Fund Institutional
                                       -6.39
Invista S&P 500 Index Composite                            -11.97       -21.97
     2.68       13.78
S&P 500 Index                                              -11.85       -21.67
     3.05       14.18        14.41
Average LargeCap Blend Category (Morningstar)              -13.01       -21.11
     1.79       11.75        12.50

LargeCap Value Fund Institutional
                                       -3.16
Invista Large Cap Value Composite                           -7.59        -2.66
    -2.12        9.42
S&P/BARRA 500 Value Index                                   -6.53        -1.07
     4.74       13.82        14.72
Average LargeCap Value Category (Morningstar)               -5.63         0.20
     2.35       11.57        13.00

Partners LargeCap Value Fund Institutional                  -1.40
                                        3.39
Sanford C. Bernstein Diversified Value Composite            -1.88        14.36

Russell 1000 Value Index                                    -5.68         0.27
     3.86       14.24        15.23
Average LargeCap Value Category (Morningstar)               -5.63         0.20
     2.35       11.57        13.00

MidCap Value Fund Institutional
                                       -2.97
Invista Mid Cap Value Composite                             -4.43         5.84
    -3.64        7.91        11.64
S&P/BARRA MidCap 400 Value Index                            -3.44        16.15
     6.37       15.18
Average MidCap Value Category (Morningstar)                 -2.98        10.72
     4.64       12.09        13.76

Partners MidCap Value Fund Institutional                    -6.72
                                       -0.71
Neuberger Berman MidCap Value Composite                     -6.89        10.62
     1.78       12.84        14.63
Russell Midcap Value Index                                  -3.53        13.83
     3.15       13.06        15.47
Average MidCap Value Category (Morningstar)                 -2.98        10.72
     4.64       12.09        13.76

Real Estate Fund Institutional
                                       -0.69
PCREI Real Estate Composite                                 -3.67        22.77
     3.24
Morgan Stanley REIT Index                                   -0.48        22.93
     0.27        9.59
Average Real Estate Category (Morningstar)                  -1.57        21.42
    -0.54        9.37         9.30



Annual Performance

(year ended December 31)


                                                         2000        1999
 1998         1997        1996         1995
LargeCap S&P 500 Index Fund Institutional
Invista S&P 500 Index Composite                         -9.44       20.62
28.16        32.89       22.51        37.07
S&P 500 Index                                           -9.11       21.04
28.58        33.36       22.96        37.58
Average LargeCap Blend Category (Morningstar)           -6.97       19.72
21.95        27.43       20.37        31.99

LargeCap Value Fund Institutional
Invista Large Cap Value Composite                        3.88       -7.12
18.04        28.94       22.18
S&P/BARRA 500 Value Index                                6.08       12.72
14.68        29.99       21.99        37.00
Average LargeCap Value Category (Morningstar)            5.47        6.63
13.10        27.01       20.79        32.28

Partners LargeCap Value Fund Institutional
Sanford C. Bernstein Diversified Value Composite        13.80        7.80
Russell 1000 Value Index                                 7.02        7.35
15.63        35.18       21.64        38.35
Average LargeCap Value Category (Morningstar)            5.47        6.63
13.10        27.01       20.79        32.28

MidCap Value Fund Institutional
Invista Mid Cap Value Composite                          6.32       -7.36
 3.25        35.49       16.03        41.18
S&P/BARRA MidCap 400 Value Index                        27.84        2.33
 4.67        34.32       19.40        34.04
Average MidCap Value Category (Morningstar)             16.82        7.78
 3.92        26.04       20.50        29.27

Partners MidCap Value Fund Institutional
Neuberger Berman MidCap Value Composite                 29.70        8.04
-10.66        32.66       28.08        35.23
Russell Midcap Value Index                              19.18       -0.11
 5.09        34.37       20.26        34.93
Average MidCap Value Category (Morningstar)             16.82        7.78
 3.92        26.04       20.50        29.27

Real Estate Fund Institutional
PCREI Real Estate Composite                             31.15       -3.01
-10.20        19.83
Morgan Stanley REIT Index                               26.81       -4.55
-16.90        18.58       35.89        12.90
Average Real Estate Category (Morningstar)              25.83       -3.35
-15.79        23.05       31.68        15.17



Annual Performance

(year ended December 31)


                                                         1994        1993
 1992        1991
LargeCap S&P 500 Index Fund Institutional
Invista S&P 500 Index Composite                          1.05
S&P 500 Index                                            1.32       10.08
 7.62       30.47
Average LargeCap Blend Category (Morningstar)           -1.08       11.12
 7.62       32.13

LargeCap Value Fund Institutional
Invista Large Cap Value Composite
S&P/BARRA 500 Value Index                               -0.63       18.60
10.53       22.56
Average LargeCap Value Category (Morningstar)           -0.81       13.25
 9.89       28.51

Partners LargeCap Value Fund Institutional
Sanford C. Bernstein Diversified Value Composite
Russell 1000 Value Index                                -1.99       18.12
13.81       24.61
Average LargeCap Value Category (Morningstar)           -0.81       13.25
 9.89       28.51

MidCap Value Fund Institutional
Invista Mid Cap Value Composite                          0.98       11.43
 7.57       33.54
S&P/BARRA MidCap 400 Value Index                        -0.57       13.43
16.02
Average MidCap Value Category (Morningstar)             -1.11       17.11
13.54       29.65

Partners MidCap Value Fund Institutional
Neuberger Berman MidCap Value Composite                 -1.89       16.44
17.52       22.36
Russell Midcap Value Index                              -2.13       15.62
21.68       37.92
Average MidCap Value Category (Morningstar)             -1.11       17.11
13.54       29.65

Real Estate Fund Institutional
PCREI Real Estate Composite
Morgan Stanley REIT Index
Average Real Estate Category (Morningstar)              -0.62       21.11
15.87       29.59





PERFORMANCE RESULTS - AGGRESSIVE FUNDS


      Average Annual Performance

      (through March 31, 2001)


                                        Since
                                                              YTD         1 YR
      3 YR       5 YR         10 YR    Inception
MidCap Blend Fund Institutional
                                         -3.01
Invista Mid Cap Core Composite                               -7.75        -5.03
      3.11       11.74
S&P MidCap 400 Index                                        -10.77        -6.95
      8.88       16.30        16.06
Average MidCap Blend Category (Morningstar)                  -9.48       -10.82
      1.74       11.02        13.05

Partners MidCap Blend Fund Institutional
                                         -6.40
Morgan Stanley MidCap Blend Composite                        -8.53        -6.56
      8.20       20.68
S&P MidCap 400 Index                                        -10.77        -6.95
      8.88       16.30        16.06
Average MidCap Blend Category (Morningstar)                  -9.48       -10.82
      1.74       11.02        13.05

MidCap Growth Fund Institutional
                                        -16.82
Invista Mid Cap Growth Composite                            -27.69       -40.79
      1.99        8.61
Russell Midcap Growth Index                                 -25.09       -45.41
      1.75        9.78        12.38
Average MidCap Growth Category (Morningstar)                -22.38       -37.09
      6.01       10.31        12.60

MidCap S&P 400 Index Fund Institutional
                                         -7.14
Invista S&P 400 Index Composite                              -6.94        -3.79

S&P MidCap 400 Index                                        -10.77        -6.95
      8.88       16.30        16.06
Average MidCap Blend Category (Morningstar)                  -9.48       -10.82
      1.74       11.02        13.05

Partners MidCap Growth Fund Institutional
                                        -14.80
Turner Midcap Growth Composite                              -29.70       -46.07
     17.53
Russell Midcap Growth Index                                 -25.09       -45.41
      1.75        9.78        12.38
Average MidCap Growth Category (Morningstar)                -22.38       -37.09
      6.01       10.31        12.60

SmallCap Blend Fund Institutional
                                         -3.73
Invista Small Company Blend Composite                        -7.77         2.93
      0.77
Russell 2000 Index                                           -6.50       -15.33
     -0.89        7.76        11.81
Average SmallCap Blend Category (Morningstar)                -4.94        -0.73
      2.13       10.81        13.01



Annual Performance
                                                                          (year
ended December 31)


                                                            2000        1999
    1998         1997        1996         1995
MidCap Blend Fund Institutional
Invista Mid Cap Core Composite                             13.49       12.37
    4.72        24.95       18.66        33.39
S&P MidCap 400 Index                                       17.51       14.72
   19.11        32.25       19.18        30.92
Average MidCap Blend Category (Morningstar)                 3.37       18.70
    6.77        26.45       20.44        28.71

Partners MidCap Blend Fund Institutional
Morgan Stanley MidCap Blend Composite                      11.74       19.99
   15.78        39.58       40.77        32.71
S&P MidCap 400 Index                                       17.51       14.72
   19.11        32.25       19.18        30.92
Average MidCap Blend Category (Morningstar)                 3.37       18.70
    6.77        26.45       20.44        28.71

MidCap Growth Fund Institutional
Invista Mid Cap Growth Composite                           -4.81       69.96
    2.48        26.15       13.40
Russell Midcap Growth Index                               -11.74       51.29
   17.86        22.54       17.48        33.98
Average MidCap Growth Category (Morningstar)               -6.90       63.90
   17.51        17.05       16.99        34.79

MidCap S&P 400 Index Fund Institutional
Invista S&P 400 Index Composite                            16.41
S&P MidCap 400 Index                                       17.51       14.72
   19.11        32.25       19.20        30.95
Average MidCap Blend Category (Morningstar)                 3.37       18.70
    6.77        26.45       20.44        28.71

Partners MidCap Growth Fund Institutional
Turner Midcap Growth Composite                             -8.10      126.09
   26.33        41.77       18.25
Russell Midcap Growth Index                               -11.74       51.29
   17.86        22.54       17.48        33.98
Average MidCap Growth Category (Morningstar)               -6.90       63.90
   17.51        17.05       16.99        34.79

SmallCap Blend Fund Institutional
Invista Small Company Blend Composite                      19.86       12.50
  -11.27        15.89
Russell 2000 Index                                         -3.02       21.26
   -2.55        22.36       16.50        28.45
Average SmallCap Blend Category (Morningstar)              12.84       18.18
   -3.64        26.12       19.66        25.51



Annual Performance
                                                                          (year
ended December 31)


                                                           1994        1993
   1992        1991
MidCap Blend Fund Institutional
Invista Mid Cap Core Composite                             5.46       -0.26
   9.01
S&P MidCap 400 Index                                      -3.59       13.93
  11.90       50.07
Average MidCap Blend Category (Morningstar)               -1.61       14.50
  14.93       36.20

Partners MidCap Blend Fund Institutional
Morgan Stanley MidCap Blend Composite
S&P MidCap 400 Index                                      -3.59       13.93
  11.90       50.07
Average MidCap Blend Category (Morningstar)               -1.61       14.50
  14.93       36.20

MidCap Growth Fund Institutional
Invista Mid Cap Growth Composite
Russell Midcap Growth Index                               -2.16       11.19
   8.71       47.03
Average MidCap Growth Category (Morningstar)              -1.03       15.64
   9.03       50.97

MidCap S&P 400 Index Fund Institutional
Invista S&P 400 Index Composite
S&P MidCap 400 Index                                      -3.58       13.95
  11.91       50.10
Average MidCap Blend Category (Morningstar)               -1.61       14.50
  14.93       36.20

Partners MidCap Growth Fund Institutional
Turner Midcap Growth Composite
Russell Midcap Growth Index                               -2.16       11.19
   8.71       47.03
Average MidCap Growth Category (Morningstar)              -1.03       15.64
   9.03       50.97

SmallCap Blend Fund Institutional
Invista Small Company Blend Composite
Russell 2000 Index                                        -1.82       18.88
  18.41       46.04
Average SmallCap Blend Category (Morningstar)             -0.97       16.65
  14.39       39.57


PERFORMANCE RESULTS - AGGRESSIVE FUNDS


  Average Annual Performance

   (through March 31, 2001)


                                        Since
                                                              YTD         1 YR
      3 YR       5 YR         10 YR    Inception
SmallCap Growth Fund Institutional
                                        -14.62
Invista Small Cap Growth Composite                          -11.99       -52.41
     -6.49        5.36
Russell 2000 Growth Index                                   -15.21       -39.82
     -5.22        2.51         8.03
Average SmallCap Growth Category (Morningstar)              -17.98       -32.50
      2.28        8.21        12.06

Partners SmallCap Growth Fund I Institutional               -24.65
                                        -21.58
Neuberger Berman SmallCap Growth Composite                  -24.95       -55.62

Russell 2000 Growth Index                                   -15.21       -39.82
     -5.22        2.51         8.03
Average SmallCap Growth Category (Morningstar)              -17.98       -32.50
      2.28        8.21        12.06

Partners SmallCap Growth Fund II Institutional              -24.63
                                        -33.80
Federated Aggressive Growth Composite                       -19.94       -65.71
     -6.99
S&P/BARRA 600 Growth Index                                  -13.15       -19.36
     -1.19        6.32
Average SmallCap Growth Category (Morningstar)              -17.98       -32.50
      2.28        8.21        12.06

SmallCap S&P 600 Index Fund Institutional
                                         -4.75
Invista Small Cap S&P 600 Index Composite                   -10.78        -6.99

S&P SmallCap 600 Index                                       -6.57        -1.28
      1.42       10.80        13.91
Average SmallCap Blend Category (Morningstar)                -4.94        -0.73
      2.13       10.81        13.01

SmallCap Value Fund Institutional
                                         -1.70
Invista Small Cap Value Composite                            -2.33         9.31
     -5.07        7.79
Russell 2000 Value Index                                      0.97        19.44
      1.80       11.85        14.81
Average SmallCap Value Category (Morningstar)                 0.76        13.27
      0.83       11.23        12.75

Partners SmallCap Value Fund Institutional
                                         -2.50
Ark Asset Small Cap Value Composite                           1.00        19.50
      1.80       11.90
Russell 2000 Value Index                                      0.97        19.44
      1.80       11.85        14.81
Average SmallCap Value Category (Morningstar)                 0.76        13.27
      0.83       11.23        12.75


                                                                      Annual
Performance
                                                                       (year
ended December 31)


                                                            2000        1999
    1998         1997        1996         1995
SmallCap Growth Fund Institutional
Invista Small Cap Growth Composite                         -33.86       66.37
    -2.47        34.77       14.19
Russell 2000 Growth Index                                  -22.43       43.09
     1.23        12.95       11.26        31.04
Average SmallCap Growth Category (Morningstar)              -5.71       61.45
     4.49        18.19       19.99        35.44

Partners SmallCap Growth Fund I Institutional
Neuberger Berman SmallCap Growth Composite                 -28.36      134.28
Russell 2000 Growth Index                                  -22.43        1.23
    12.95        11.26       31.04        -2.43
Average SmallCap Growth Category (Morningstar)              -5.71       61.45
     4.49        18.19       19.99        35.44

Partners SmallCap Growth Fund II Institutional
Federated Aggressive Growth Composite                      -51.02      111.60
     8.08        30.06
S&P/BARRA 600 Growth Index                                   0.57       19.57
     2.29        15.67       16.09        29.07
Average SmallCap Growth Category (Morningstar)              -5.71       61.45
     4.49        18.19       19.99        35.44

SmallCap S&P 600 Index Fund Institutional
Invista Small Cap S&P 600 Index Composite                   10.17
S&P SmallCap 600 Index                                      11.80       12.40
    -1.31        25.58       21.32        29.97
Average SmallCap Blend Category (Morningstar)               12.84       18.18
    -3.64        26.12       19.66        25.51

SmallCap Value Fund Institutional
Invista Small Cap Value Composite                           12.05       -8.92
    -6.03        33.65       26.44
Russell 2000 Value Index                                    22.83       -1.49
    -6.45        31.78       21.37        25.75
Average SmallCap Value Category (Morningstar)               16.98        4.49
    -6.99        30.04       25.53        25.13

Partners SmallCap Value Fund Institutional
Ark Asset Small Cap Value Composite                         33.67        6.05
    -1.89        32.41       24.03        33.78
Russell 2000 Value Index                                    22.83       -1.49
    -6.45        31.78       21.37        25.75
Average SmallCap Value Category (Morningstar)               16.98        4.49
    -6.99        30.04       25.53        25.13


                                                                      Annual
Performance
                                                                       (year
ended December 31)


                                                          1994        1993
  1992        1991
SmallCap Growth Fund Institutional
Invista Small Cap Growth Composite
Russell 2000 Growth Index                                 -2.43       13.36
   7.77       51.19
Average SmallCap Growth Category (Morningstar)            -0.28       16.70
  11.99       53.64

Partners SmallCap Growth Fund I Institutional
Neuberger Berman SmallCap Growth Composite
Russell 2000 Growth Index                                 13.36        7.77
  51.19      -17.14
Average SmallCap Growth Category (Morningstar)            -0.28       16.70
  11.99       53.64

Partners SmallCap Growth Fund II Institutional
Federated Aggressive Growth Composite
S&P/BARRA 600 Growth Index                                -5.47
Average SmallCap Growth Category (Morningstar)            -0.28       16.70
  11.99       53.64

SmallCap S&P 600 Index Fund Institutional
Invista Small Cap S&P 600 Index Composite
S&P SmallCap 600 Index                                    -4.77       18.78
  21.04       48.49
Average SmallCap Blend Category (Morningstar)             -0.97       16.65
  14.39       39.57

SmallCap Value Fund Institutional
Invista Small Cap Value Composite
Russell 2000 Value Index                                  -1.27       23.84
  29.14       41.70
Average SmallCap Value Category (Morningstar)             -0.81       16.72
  20.29       37.19

Partners SmallCap Value Fund Institutional
Ark Asset Small Cap Value Composite
Russell 2000 Value Index                                  -1.27       23.84
  29.14       41.70
Average SmallCap Value Category (Morningstar)             -0.81       16.72
  20.29       37.19



PERFORMANCE RESULTS - AGGRESSIVE FUNDS


Average Annual Performance

(through March 31, 2001)


                                          Since
                                                                YTD         1 YR
        3 YR       5 YR         10 YR    Inception
Technology Fund Institutional                                  -26.14
                                       -35.26
BT Techology Composite                                         -26.62
MSCI Global Technology and Telecommunications Index            -21.98

Average Technology Category (Morningstar)                      -34.82
-61.64       10.07       14.20        19.42


                                                                   Annual
Performance
                                                                    (year ended
December 31)


                                                              2000        1999
      1998         1997        1996         1995
Technology Fund Institutional
BT Techology Composite
MSCI Global Technology and Telecommunications Index          -42.13
Average Technology Category (Morningstar)                    -33.13      136.50
      52.41         9.58       20.31        42.89


                                                                   Annual
Performance
                                                                    (year ended
December 31)


                                                            1994        1993
    1992        1991
Technology Fund Institutional
BT Techology Composite
MSCI Global Technology and Telecommunications Index
Average Technology Category (Morningstar)                   13.18       24.07
    13.03       46.92





PERFORMANCE RESULTS - DYNAMIC FUNDS


   Average Annual Performance

    (through March 31, 2001)


                                            Since
                                                                 YTD         1
YR         3 YR       5 YR         10 YR    Inception
European Fund Institutional
                                           -7.70
BT European Composite                                           -17.20
-31.08        0.06       14.73
MSCI Europe (15) Index--ND                                      -15.53
-22.68       -1.42       10.75        11.07
Average Europe Category (Morningstar)                           -16.38
-27.12       -0.86        9.22         9.88

International Emerging Markets Fund Institutional
                                           -8.78
Invista International Emerging Markets Equity Composite          -7.48
-37.62       -6.04        1.87
MSCI - Emerging Markets Free--ID                                 -6.19
-37.30      -10.45       -8.37
Average Diversified Emerging Market Category (Morningstar)       -6.72
-37.84       -8.58       -4.96         0.19

International Fund I Institutional
Invista International Broad Markets Composite
                                           -8.39
BT International Composite                                      -17.51
-26.50       -2.30        6.83        10.32
MSCI EAFE (Europe, Australia, Far East) Index--ND               -13.73
-25.88       -0.56        3.43         5.90
Average Foreign Category (Morningstar)                          -14.31
-28.67        0.51        5.47         7.23

International Fund II Institutional                             -14.91
                                          -15.24
BT International Composite                                      -15.00
MSCI EAFE (Europe, Australia, Far East) Index--ND               -13.73
-25.88       -0.56        3.43         5.90
Average Foreign Category (Morningstar)                          -14.31
-28.67        0.51        5.47         7.23

International SmallCap Fund Institutional
                                           -9.25
Invista International Small Cap Equity Composite                -16.80
-36.54        8.59       18.11
Salomon Smith Barney DISC                                        -8.32
-18.38       -1.46       -1.04         2.91
Average Foreign Category (Morningstar)                          -14.31
-28.67        0.51        5.47         7.23

Pacific Basin Fund Institutional
                                           -3.33
BT Pacific Basin Composite                                       -8.42
-36.65       14.06
MSCI Pacific Free Index--ND                                      -9.23
-32.32        1.78       -6.20        -0.35
Average Diversified Pacific/Asia Category (Morningstar)          -9.39
-40.27        0.65       -5.99         3.94


                                                                        Annual
Performance
                                                                         (year
ended December 31)


                                                                2000        1999
        1998         1997        1996         1995
European Fund Institutional
BT European Composite                                          -15.51
33.95        30.86        26.33       41.31         9.36
MSCI Europe (15) Index--ND                                      -8.39
15.89        28.53        23.80       21.09        21.62
Average Europe Category (Morningstar)                           -6.58
26.11        21.56        18.42       24.99        16.26

International Emerging Markets Fund Institutional
Invista International Emerging Markets Equity Composite        -28.63
63.25       -17.59        11.38       25.57         7.46
MSCI - Emerging Markets Free--ID                               -31.86
63.70       -27.52       -13.41        3.92        -6.95
Average Diversified Emerging Market Category (Morningstar)     -31.11
71.86       -27.03        -3.68       13.35        -3.45

International Fund I Institutional
Invista International Broad Markets Composite                   -7.57
25.78        10.47        12.43       24.54        14.07
BT International Composite                                      -7.57
25.78        10.47        12.43       24.54        14.07
MSCI EAFE (Europe, Australia, Far East) Index--ND              -14.17
26.96        20.00         1.78        6.05        11.21
Average Foreign Category (Morningstar)                         -15.66
44.49        13.00         5.43       12.39         9.82

International Fund II Institutional
BT International Composite
MSCI EAFE (Europe, Australia, Far East) Index--ND              -14.17
26.96        20.00         1.78        6.05        11.21
Average Foreign Category (Morningstar)                         -15.66
44.49        13.00         5.43       12.39         9.82

International SmallCap Fund Institutional
Invista International Small Cap Equity Composite               -11.70
86.79        13.24        15.62       40.53         3.61
Salomon Smith Barney DISC                                       -8.34
25.25         5.92       -16.82        8.79         5.41
Average Foreign Category (Morningstar)                         -15.66
44.49        13.00         5.43       12.39         9.82

Pacific Basin Fund Institutional
BT Pacific Basin Composite                                     -31.01
132.40         7.35       -27.91
MSCI Pacific Free Index--ND                                    -25.78
56.65         2.72       -25.87       -8.30         2.95
Average Diversified Pacific/Asia Category (Morningstar)        -35.75
92.50        -5.91       -27.90        4.02         2.39


                                                                        Annual
Performance
                                                                         (year
ended December 31)


                                                                 1994
1993         1992        1991
European Fund Institutional
BT European Composite                                             8.49
43.12
MSCI Europe (15) Index--ND                                        2.28
29.28        -4.71       13.11
Average Europe Category (Morningstar)                             2.52
28.15        -6.82        7.47

International Emerging Markets Fund Institutional
Invista International Emerging Markets Equity Composite
MSCI - Emerging Markets Free--ID                                 -8.67
71.26
Average Diversified Emerging Market Category (Morningstar)       -9.27
73.26         0.26       18.10

International Fund I Institutional
Invista International Broad Markets Composite                    -2.39
44.83
BT International Composite                                       -2.38
44.82         2.73       16.82
MSCI EAFE (Europe, Australia, Far East) Index--ND                 7.78
32.56       -12.17       12.13
Average Foreign Category (Morningstar)                           -0.40
36.71        -4.54       13.07

International Fund II Institutional
BT International Composite
MSCI EAFE (Europe, Australia, Far East) Index--ND                 7.78
32.56       -12.17       12.13
Average Foreign Category (Morningstar)                           -0.40
36.71        -4.54       13.07

International SmallCap Fund Institutional
Invista International Small Cap Equity Composite
Salomon Smith Barney DISC                                         7.07
35.26       -13.02        8.08
Average Foreign Category (Morningstar)                           -0.40
36.71        -4.54       13.07

Pacific Basin Fund Institutional
BT Pacific Basin Composite
MSCI Pacific Free Index--ND                                      12.76
36.21       -18.56       11.46
Average Diversified Pacific/Asia Category (Morningstar)          -5.49
59.02        -3.03       15.05

     IMPORTANT NOTES TO THE APPENDIX

     Lehman Brothers Aggregate Bond Index represents securities that are U.S. domestic, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis.

     Lehman Brothers Long Term Gov't./Corporate Bond Index is composed of all bonds covered by the Lehman Brothers Government/Corporate Bond Index with maturities of 10 years or greater. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization.

     Lehman Brothers Mortgage Backed Securities Index is composed of all fixed-rate, securitized mortgage pools by GNMA, FNMA, and the FHLMC, including GNMA Graduated Payment Mortgages. The minimum principal amount required for inclusion is $50 million. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization.

     Lehman Brothers Mutual Fund 1-5 Government/Credit Index is composed of treasury notes, agencies, and credits rated BBB or better, and with maturities of 1 year or greater and 5 years or less. It is a rolling mix of issues, as new issues are added and issues becoming less than 1 year to maturity are deleted.

     Morgan Stanley Capital International EMF (Emerging Markets Free) Index capitalization weighted and consists of stocks from 26 countries. These countries include: Argentina, Brazil, Chile, China Free, Columbia, Czech Republic, Greece, Hungary, India, Indonesia Free, Israel, Jordan, Korea at 50%, Malaysia Free, Mexico Free, Pakistan, Peru, Philippines Free, Poland, Portugal, South Africa, Sri Lanka, Taiwan at 50%, Thailand Free, Turkey and Venezuela.

     Morgan Stanley Capital International (MSCI) Europe (15) Index is a capitalization-weighted index. The index is designed to track the broader MSCI EMU Benchmark containing stocks in ten EMU member countries.

     Morgan Stanley Capital International (MSCI) Pacific Free Index is a market capitalization-weighted index representing all of the Morgan Stanley Capital International developed markets in the Pacific. It comprises six of the twenty-two countries that are included in the Morgan Stanley Capital International World. This index is created by aggregating the six different country indexes, all of which are created separately. This index is calculated with gross dividends reinvested. The countries represented by this index are: Australia, Hong Kong, Japan, Malaysia, New Zealand and Singapore. The "Free" aspect indicates that this index includes only securities that are allowed to be purchased by global investors.

     Morgan Stanley Capital International (MSCI) Global Technology and Telecommunications Index is an index composed of the developed markets countries in the MSCI World Index. Within these countries, only those securities which are included in the Information Technology and Telecommunication Services sectors according to the MSCI Global Industry Classification Standard are included in the index.

     Morgan Stanley REIT Index is a total-return index comprised of the most actively traded real estate investment trusts, and is designed to be a measure of real estate equity performance.

     Morgan Stanley Capital International (MSCI) EAFE (Europe, Australia, Far
     East) Index is a stock index designed to measure the investment returns of developed economies outside of North America.

     Russell 1000 Growth Index is an index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

     Russell 1000 Value Index is an index that measures the performance of those Russell 1000 companies with lower price to book ratios and lower forecasted growth values.

     Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

     Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. As of the latest reconstitution, the average market capitalization was approximately $580 million; the median market capitalization was approximately $466 million. The largest company in the index had an approximate market capitalization of $1.5 billion.

     Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

     Russell Midcap Growth Index measures the performance of those Russell MidCap companies with lower price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Value index.

     Russell Midcap Value Index is an index that measures the performance of those Russell Midcap companies with lower price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Value index.

     S&P 500 Index is a market capitalization-weighted index of 500 widely held stocks often used as a proxy for the stock market. It measures the movement of the largest issues. Standard & Poor's chooses the member companies for the 500 based on market size, liquidity and industry group representation. Included are the stocks of industrial, financial, utility and transportation companies.

     S&P/BARRA MidCap 400 Value Index is a market capitalization-weighted index of all the stocks in the S&P 400 that have low price-to-book ratios. The index is rebalanced semi-annually on January 1 and July 1.

     S&P/BARRA 500 Growth Index is a market capitalization-weighted index of all the stocks in the S&P 500 that have high price-to-book ratios. It is designed so that approximately 50% of the SPX market capitalization is in the Growth Index.

     S&P/BARRA 500 Value Index is a market capitalization-weighted index of the stocks in the S&P 500 Index having the highest book to price ratios. The index consists of approximately half of the S&P 500 on a market capitalization basis.

     S&P/BARRA 600 Growth Index is a market capitalization-weighted index of the stocks in the S&P SmallCap 600 Index having the lowest book to price ratios. The index consists of approximately half of the S&P SmallCap 600 on a market capitalization basis.

     S&P MidCap 400 Index includes approximately 10% of the capitalization of U.S. equity securities. These are comprised of stocks in the middle capitalization range. Any mid-sized stocks already included in the S&P 500 are excluded from this index.

     S&P SmallCap 600 Index consists of 600 domestic stocks chosen for market size, liquidity and industry group representation. It is a market weighted index (stock price x shares outstanding), with each stock affecting the index in proportion to its market value.

     Salomon Smith Barney DISC Index consists of companies that are generally larger than those in Salomon Smith Barney's standard small-cap indices. It contains a full complement of region, country, sector and industry indices.







                         SUPPLEMENT DATED AUGUST 3, 2001
                      TO THE PRINCIPAL INVESTORS FUND, INC.
               SELECT CLASS AND PREFERRED CLASS SHARES PROSPECTUS
                               DATED JUNE 15, 2001


On page  104,  under  the  Day-to-day  Fund  Management  and  Portfolio  Manager
Experience   sections  for  the  International  II  Fund,  delete  the  name  of
Christopher Selth.



FV 198 S-1

                         PRINCIPAL INVESTORS FUND, INC.
                                  Select Class
                                 Preferred Class






              This Prospectus describes a mutual fund organized by
             Principal Life Insurance Company(R) ("The Principal").




                         The date of this Prospectus is
                                 June 15, 2001.




      As with all mutual funds, the Securities and Exchange Commission ("SEC") has not approved or disapproved the Fund's securities nor has it determined that this Prospectus is accurate or complete. It is a criminal offense to represent otherwise.

                                TABLE OF CONTENTS


Fund Descriptions...........................................................4
    Stable Funds
       Capital Preservation Fund.............................................
       High Quality Short-Term Bond Fund....................................6
       Money Market Fund....................................................8

    Conservative Funds
       Bond & Mortgage Securities Fund.....................................10
       Government Securities Fund..........................................12
       High Quality Intermediate-Term Bond Fund............................14
       High Quality Long-Term Bond Fund....................................16

    Moderate Funds
       Balanced Fund.......................................................18
       LargeCap Blend Fund.................................................20
       LargeCap Growth Fund................................................22
       LargeCap S&P 500 Index Fund.........................................24
       LargeCap Value Fund.................................................26
       MidCap Value Fund...................................................28
       Partners LargeCap Blend Fund........................................30
       Partners LargeCap Growth Fund I.....................................32
       Partners LargeCap Growth Fund II....................................34
       Partners LargeCap Value Fund........................................36
       Partners MidCap Value Fund..........................................38

    Aggressive Funds
       MidCap Blend Fund...................................................42
       MidCap Growth Fund..................................................44
       MidCap S&P 400 Index Fund...........................................46
       Partners MidCap Blend Fund..........................................48
       Partners MidCap Growth Fund.........................................50
       Partners SmallCap Growth Fund I.....................................52
       Partners SmallCap Growth Fund II....................................54
       Partners SmallCap Value Fund........................................56
       Real Estate Fund....................................................40
       SmallCap Blend Fund.................................................58
       SmallCap Growth Fund................................................60
       SmallCap S&P 600 Index Fund.........................................62
       SmallCap Value Fund.................................................64
       Technology Fund.....................................................66

    Dynamic Funds
       European Fund.......................................................68
       International Emerging Markets Fund.................................70
       International Fund I................................................72
       International Fund II...............................................74
       International SmallCap Fund.........................................76
       Pacific Basin Fund..................................................78

    LifeTime Funds
       LifeTime 2010 Fund..................................................80
       LifeTime 2020 Fund..................................................82
       LifeTime 2030 Fund..................................................84
       LifeTime 2040 Fund..................................................86
       LifeTime 2050 Fund..................................................88
       LifeTime Strategic Income Fund......................................90

General Information
    The Costs of Investing.................................................92
    Certain Investment Strategies and Related Risks........................92
    Management, Organization and Capital Structure.........................97
    Shareholder Information...............................................100
    Fund Account Information..............................................102
    Financial Highlights    ..............................................

Appendix A................................................................104

The Principal Investors Funds have been divided into categories. The working definition of each category is shown below:

Stable
Investment options that historically have had lower earnings over longer periods of time and have not changed much in value over short periods of time as compared to the other categories. Examples are money market, some short-term bond and stable value investment options.

Conservative
Investments, including government securities, mortgage-backed securities, and corporate bonds, that change in value as interest rates change. They are generally less volatile than stocks.

Moderate
In general, these are stocks of large U.S. companies. In the past, they have been more volatile than corporate and government bonds. Balanced investments (that include both stocks and bonds) are also considered to be moderate investment options.

Aggressive
Although there are exceptions, these investments are generally stocks of small and medium-size U.S. companies. These investments can change in value very quickly over short time periods.

Dynamic
In general, theses are stocks of foreign companies. These investments have additional risks associated with foreign investing, such as currency risk, and can change in value very quickly over short-term periods.

LifeTime
The LifeTime Funds invest in a combination of Principal Investors Funds (the underlying funds). Each LifeTime Fund may invest in the equity, fixed-income and money market funds and allocates its assets among the underlying funds according to an asset allocation strategy. The LifeTime Strategic Income Fund is designed for investors already in retirement. Each of the other LifeTime Funds seek to become increasingly conservative as the Fund approaches its target retirement date.
      For example: The LifeTime 2030 Fund, with a target retirement year that is nearly 30 years away, has a relatively aggressive target asset allocation. The LifeTime 2010 Fund, with a target retirement year that is less than ten years away, has a relatively conservative target asset allocation.


FUND DESCRIPTIONS

Principal Investors Fund, Inc. is comprised of many investment portfolios ("Funds"). Principal Management Corporation,* the "Manager" of each of the Funds, seeks to provide a broad range of investment approaches through the Principal Investors Fund.


The Manager has selected a Sub-Advisor for each Fund based on the Sub-Advisor's experience with the investment strategy for which it was selected. The Sub-Advisor for each Fund is shown with the Fund's description on the following pages. The Sub-Advisors are:

   Alliance Capital Management L.P. through its                   Federated
Investment Management Company ("Federated")
     Bernstein Investment Research and Management                 Invista
Capital Management, LLC(R)("Invista")*
     unit ("Bernstein")                                           Morgan Stanley
Asset Management ("Morgan Stanley")
   American Century Investment Management, Inc.                   Neuberger
Berman Management Inc. ("Neuberger Berman")
     ("American Century")                                         Principal
Capital Income Investors, LLC ("PCII")*
   Ark Asset Management Co., Inc. ("Ark Asset")                   Principal
Capital Real Estate Investors, LLC ("PCREI")*
   BT Funds Management (International) Limited ("BT")*            Turner
Investment Partners, Inc. ("Turner")

   * The Manager, Invista, PCII, PCREI, BT, Princor, Professions Pensions, Inc. and The Principal are members of the Principal
     Financial Group.(R)

Shares of the Funds are available to an employer's sponsored plan(s) (the "plan") through the Principal Advantagesm Service Agreement. Two classes of shares of each of the Funds are offered through this Prospectus. Both classes are currently available through certain registered representatives of Princor Financial Services Corporation ("Princor") who are also employees of The Principal, registered representatives of certain broker/dealers selected by Princor or fee-based financial planners.

The Select class is offered to plans with plan assets* of at least $3 million but less than $10 million. The Preferred Class is offered to plans with plan assets* of at least $10 million and to plan customers of affiliates of the Principal.


* for purposes of determining share class eligibility, plan assets include the plan's investments in:
     o    Principal Investors Fund, Inc.;
     o    The Principal Self-Directed Brokerage Account;
     o mutual funds owned by the plan which are held by Delaware Charter Guarantee & Trust Company; and
     o a Guaranteed Interest Account (GIC) under the Flexible Investment Annuity (FIA) group annuity contract (offered by The Principal) previously entered into by the plan and the plan has chosen the Principal Investors Fund as a new funding vehicle for the plan. The GIC is left under the FIA until it matures.

For more information about Principal Advantage, contact us at www.principal.com or call 1-800-547-7754.

In the  description  for each Fund,  there is  important  information  about the
Fund's:

Primary investment strategy
This section summarizes how each Fund intends to achieve its investment objective. It identifies the Fund's primary investment strategy (including the type or types of securities in which the Fund invests) and any policy to concentrate in securities of issuers in a particular industry or group of industries.

Each Fund is designed to be a portion of an investor's portfolio. None of the Funds is intended to be a complete investment program. Investors should consider the risks of each Fund before making an investment and be prepared to maintain the investment during periods of adverse market conditions.

A description of the main risks is included with the discussion of each Fund. A full discussion of risks appears later in the Prospectus under the caption "Certain Investment Strategies and Related Risks."

Annual operating expenses
The annual operating expenses for each Fund are deducted from that Fund's assets (stated as a percentage of Fund assets). A Fund's operating expenses are shown with each Fund. A discussion of the fees is found in the section of the Prospectus titled "The Costs of Investing."

The examples are intended to help investors compare the cost of investing in a particular Fund with the cost of investing in other mutual funds. The examples assume an investment of $10,000 in a Fund for the time periods indicated. The examples also assume that the investment has a 5% total return each year and that the Fund's operating expenses are the same as the expenses shown. Based on these assumptions, the costs would be as shown.

Day-to-day Fund management
The investment professionals who manage the assets of each Fund are listed with each Fund. Backed by their staffs of experienced securities analysts, they provide the Funds with professional investment management.

Fund performance
Because the Funds are new and have not completed a full calendar year of operations, only limited performance information is included in this Prospectus. To obtain performance information for a Fund after its first full calendar quarter of operations, contact us at www.principal.com or call 1-800-547-7754. Remember that a Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

Call the Principal Investors Fund (1-800-547-7754) to get the current 7-day yield for the Money Market Fund.

NOTE: No salesperson, dealer or other person is authorized to give information or make representations about a Fund other than those contained in this Prospectus. Information or representations not contained in this Prospectus may not be relied upon as having been made by the Principal Investors Fund, a Fund, the Manager or any Sub-Advisor.

CAPITAL PRESERVATION FUND
The Fund seeks a high level of current income while seeking to maintain a stable value per share.

Main Strategies
The Fund pursues its investment objective by investing in a diversified portfolio of investment grade fixed-income securities, money market instruments, futures, options and other instruments and by entering into contracts ("wrapper agreements") with financial institutions, such as banks and insurance companies. Under most circumstances and over most time periods, the combination of portfolio securities and wrapper agreements is expected to provide:

     o    a constant net asset value per share, and
     o a rate of return that is higher than most money market mutual funds. However, there is no guarantee that either of these goals will be achieved.

Under normal circumstances, the Fund invests at least 80% of its assets in fixed-income securities of short to intermediate term maturities rated, at the time of purchase, in one of the top four categories by S&P or Moody's or, if not rated, in the opinion of the Sub-Advisor, PCII, are of comparable quality. In the event that a particular security is downgraded after purchase, PCII will determine if it should be maintained in the portfolio or sold. Under normal circumstances, the Fund will not maintain more than 5% of its assets in non-investment grade fixed-income securities.

The rest of the Fund's assets are invested in:
     o    cash or other liquid assets
     o    futures contracts
     o    repurchase agreements
     o    swap agreements
     o    options
     o    when-issued securities
     o    delayed delivery securities
     o wrapper agreements PCII may also use certain financing techniques such as reverse repurchase agreements.

The average portfolio duration of the Fund normally ranges from 2 to 4 years. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if the portfolio duration of the Fund is three years, a change in 1% of the Fund's yield results in a change of approximately 3% in the value of the Fund's securities. The longer a security's duration, the more sensitive it is to changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.

Under unusual market or economic conditions, the Fund may invest up to 100% of its assets in cash and cash equivalents.

Main Risks
All fixed-income securities have certain risks:
     o credit risk - the possibility that the issuer does not make timely payments of principle or interest;
     o interest rate risk - the possibility that the price of the security fluctuates due to changing interest rates; and
     o income risk - the possibility that the Fund's income will decline when its assets are reinvested when market interest rates are falling.

The value of the securities owned by the Fund fluctuates based on these risks. PCII attempts to manage the Fund's assets to minimize these risks. In addition, the Fund invests in wrapper agreements. It is expected that under normal circumstances, the value of the wrapper agreements will fluctuate in inverse proportion to the fluctuations in the value of the securities owned by the Fund. However, there is no assurance that the Fund will be able to maintain a stable value per share.

A wrapper agreement is a contract that, under specified circumstances, requires that the wrap provider maintain a stable book value on a portion of the Fund's assets. The book value of those assets is:


                          purchase price of the assets
                                      plus
 interest on those assets at a crediting rate specified in the wrapper agreement less
                  an adjustment for impaired investments.


The Fund pays premiums to purchase wrapper agreements. These costs may reduce the Fund's investment return as compared to the return on a direct investment in the securities owned by the Fund. The wrapper may not protect the Fund if:
     o an issuer of a portfolio security defaults on payment of principal or interest;
     o    the issuer of a wrapper agreement defaults on its obligations;
     o the Fund is not able to obtain a wrapper agreement for all assets it owns; or
     o the Board of Directors determines that a wrapper agreement should be valued at a lower value than would be sufficient to maintain the Fund's stable value per share.

Any of these circumstances could result in a decline in the net asset value of a share of the Fund. PCII may use various investment techniques to reduce the Fund's risks, but there is no guarantee that the strategies will work as intended.

The Fund is not a money market fund. Assets of the Fund have longer average maturities than those of a money market fund. Because a money market fund has a shorter average maturity, its yield more closely tracks current market rates than the Fund's. In a rising interest rate environment, a money market fund's yield will rise more quickly than that of the Fund. However, in a falling interest rate environment, the money market's yield may fall more quickly than the Fund's. Over the long-term, fixed-income securities such as those purchased by the Fund have historically offered higher yields than short-term investments.

The nature of the Fund's investments - particularly the wrapper agreements - is intended to stabilize the value per share. However, as with all mutual funds, the value of the Fund's shares may rise or fall. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is designed for investors seeking preservation and stability of principal and a level of current income higher than money market funds over most time periods. It is not in itself a balanced investment plan.

Investors should consider their investment objective and tolerance for risk when making an investment decision. A plan offering investments in the Fund must impose certain restrictions on the ability of a plan participant to exchange shares for similar investment options.


Because the inception date of the Fund is June 2001, historical performance data is not available.

Fund Operating Expenses*

                                        Select     Preferred
                                         Class       Class

     Management Fees...................  0.52%       0.52%
     Wrapper Agreement Premiums........  0.12        0.12
     Other Expenses**..................  0.38        0.26

         Total Fund Operating Expenses   1.02%       0.90%
     Wrapper Expense Reimbursement.....  0.04        0.04

                          Net Expenses   0.98%       0.86%

* The Manager has contractually agreed to pay up to 0.04% of the wrapper agreement premiums for the Fund for an indefinite period to insure that the Total Fund Operating Expenses will not exceed 0.98 and 0.86%, respectively. The Board of Directors may terminate this expense reimbursement arrangement at any time.

**Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09

Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                             1 Year  3 Years

         Select Class         $100     $312

         Preferred Class        88      274


HIGH QUALITY SHORT-TERM BOND FUND
The Fund seeks to provide current income.

Main Strategies
The Fund invests primarily in high quality, short-term fixed-income securities with a dollar weighted average maturity of four years or less. The Fund considers the term "bond" to mean any debt security. Under normal circumstances, it invests at least 80% of its assets in:

     o securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;
     o debt securities of U.S. issuers rated in the three highest grades by Standard & Poor's Rating Service or Moody's Investors Service, Inc. or, if unrated, in the opinion of the Sub-Advisor, PCII, of comparable quality; and
     o mortgage-backed securities representing an interest in a pool of mortgage loans.

The rest of the Fund's assets are invested in securities in the fourth highest rating category or their equivalent. Securities in the fourth highest category are "investment grade." While they are considered to have adequate capacity to pay interest and repay principal, they do have speculative characteristics. Changes in economic and other conditions are more likely to affect the ability of the issuer to make principal and interest payments than is the case with issuers of higher rated securities.

Under unusual market or economic conditions, the Fund may invest up to 100% of its assets in cash and cash equivalents.

Main Risks
The Fund may invest in corporate fixed-income securities. When interest rates fall, the price of such securities rise and when interest rates rise, the price declines. In addition, the value of the corporate debt securities held by the Fund may be affected by factors such as credit rating of the entity that issued the security and its maturity. Lower quality and longer maturity securities will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity securities.

Mortgage-backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates. This may increase the volatility of the Fund.

Under normal circumstances, the Fund maintains a dollar-weighted average maturity of not more than four years. In determining the average maturity of the Fund's assets, the maturity date of callable or prepayable securities may be adjusted to reflect PCII's judgment regarding the likelihood of the security being called or prepaid.

The average portfolio duration of the Fund normally is less than four years and is based on PCII's forecast for interest rates. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if the portfolio duration of the Fund is three years, a change of 1% in the Fund's yield results in a change of approximately 3% in the value of the Fund's securities. The longer a security's duration, the more sensitive it is to changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.

As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The  Fund  is   generally   a  suitable   investment   for   investors   seeking
diversification by investing in a fixed-income mutual fund.


Because the inception date of the Fund is December 2000, only limited historical performance data is available. The year-to-date return for the Select and Preferred as of March 31, 2001 is 3.07% and 3.19%, respectively.

Average annual total returns for the period ending December 31, 2000

This section shows how the Fund's cumulative returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

                 Since
       Class   Inception

     Select      1.08%*
     Preferred   1.08*

                                               Past One Past Five   Past Ten
                                                 Year     Years      Years

Lehman Brothers Mutual Fund 1-5
        Gov't/Credit Index                       8.96%   6.02%       6.79%
Morningstar Short-Term Bond Category             8.14     5.43        6.52

*Period from December 6, 2000, date shares first offered to the public, through December 31, 2000.


Fund Operating Expenses

                                         Select    Preferred
                                          Class      Class

     Management Fees..................   0.40%       0.40%
     Other Expenses*..................   0.38        0.26

         Total Fund Operating Expenses   0.78%       0.66%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09

Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                             1 Year  3 Years

         Select Class          $80     $249

         Preferred Class        67      211


MONEY MARKET FUND
The Fund seeks as high a level of current income as is considered consistent with preservation of principal and maintenance of liquidity.


Main Strategies
The Fund invests its assets in a portfolio of high quality, short-term money market instruments. The investments are U.S. dollar denominated securities which the Sub-Advisor, PCII, believes present minimal credit risks. At the time the Fund purchases each security, it is an "eligible security" as defined in the regulations issued under the Investment Company Act of 1940, as amended.


The Fund maintains a dollar weighted average portfolio maturity of 90 days or less. It intends to hold its investments until maturity. However, the Fund may sell a security before it matures:

     o    to take advantage of market variations;
     o    to generate cash to cover sales of Fund shares by its shareholders; or
     o upon revised credit opinions of the security's issuer. The sale of a security by the Fund before maturity may not be in the best interest of the Fund. The Fund does have an ability to borrow money to cover the sale of Fund shares. The sale of portfolio securities is usually a taxable event.

It is the policy of the Fund to be as fully invested as possible to maximize current income. Securities in which the Fund invests include:

     o securities issued or guaranteed by the U.S. Government, including treasury bills, notes and bonds;
     o securities issued or guaranteed by agencies or instrumentalities of the U.S. Government. These are backed either by the full faith and credit of the U.S. Government or by the credit of the particular agency or instrumentality;
     o    bank obligations including:
          o    certificates   of  deposit   which   generally   are   negotiable
               certificates against funds deposited in a commercial bank; or
          o    bankers  acceptances  which are time drafts drawn on a commercial bank, usually in connection with international commercial transactions.
     o commercial paper, which is short-term promissory notes issued by U.S. or foreign corporations primarily to finance short-term credit needs;
     o corporate debt consisting of notes, bonds or debentures which at the time of purchase by the Fund has 397 days or less remaining to maturity;
     o repurchase agreements under which securities are purchased with an agreement by the seller to repurchase the security at the same price plus interest at a specified rate. Generally these have a short maturity (less than a week) but may also have a longer maturity; and
     o taxable municipal obligations, which are short-term obligations issued or guaranteed by state and municipal issuers which generate taxable income.

Among the certificates of deposit typically held by the Fund are Eurodollar and Yankee obligations, which are issued in U.S. dollars by foreign banks and foreign branches of U.S. banks. Eurodollar and Yankee obligations have risks similar to U.S. money market instruments, such as income risk and credit risk. Other risks of Eurodollar and Yankee obligations include the possibilities that: a foreign government will not let U.S. dollar-denominated assets leave the country; the banks that issue Eurodollar obligations may not be subject to the same regulations as U.S. banks; and adverse political or economic developments will affect investments in a foreign country. Before the Fund's Sub-Advisor selects a Eurodollar or Yankee obligation, however, the foreign issuer undergoes the same credit-quality analysis and tests of financial strength as an issuer of domestic securities.

Main Risks
As with all mutual funds, the value of the Fund's assets may rise or fall. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investor Profile
The Fund is generally a suitable investment for investors seeking monthly dividends without incurring much principal risk.


Because the inception date of the Fund is December 2000, only limited historical performance data is available. The year-to-date return for the Select and Preferred as of March 31, 2001 is 1.31% and 1.34%, respectively.

Average annual total returns for the period ending December 31, 2000

This section shows the Fund's average annual returns over the periods indicated.

                 Since
       Class   Inception

     Select      0.42%*
     Preferred   0.43*

*Period from December 6, 2000, date shares first offered to the public, through December 31, 2000.

Fund Operating Expenses

                                         Select    Preferred
                                          Class      Class

     Management Fees..................   0.40%       0.40%
     Other Expenses*..................   0.38        0.26

         Total Fund Operating Expenses   0.78%       0.66%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09

Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                              1 Year  3 Years

          Select Class          $80     $249

          Preferred Class        67      211


BOND & MORTGAGE SECURITIES FUND
The Fund seeks to provide current income.

Main Strategies
The Fund invests primarily in intermediate maturity fixed-income or debt securities rated BBB or higher by Standard & Poor's Rating Service ("S&P") or Moody's Investors Service, Inc. ("Moody's"). The Fund considers the term "bond" to mean any debt security. Under normal circumstances, the Fund invests at least 75% of its assets in:

     o securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;
     o mortgage-backed securities representing an interest in a pool of mortgage loans;
     o debt securities and taxable municipal bonds rated, at the time of purchase, in one of the top four categories by S&P or Moody's or, if not rated, in the opinion of the Sub-Advisor, PCII, of comparable quality; and
     o    securities   issued  or  guaranteed  by  the   governments  of  Canada
          (Provincial or Federal Government) or the United Kingdom payable in U.S. dollars.

The rest of the Fund's assets may be invested in:

     o preferred and common stock that may be convertible (may be exchanged for a fixed number of shares of common stock of the same issuer) or may be non-convertible; or
     o securities rated less than the four highest grades of S&P or Moody's but not lower than BB- (S&P) or Ba3 (Moody's) (i.e. less than investment grade). Under unusual market or economic conditions, the Fund may invest up to 100% of its assets in cash and cash equivalents.

Main Risks
The average portfolio duration of the Fund normally varies within a three- to six-year time frame based on PCII's forecast for interest rates. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if the portfolio duration of the Fund is three years, a change of 1% in the Fund's yield results in a change of approximately 3% in the value of the Fund's securities. The longer a security's duration, the more sensitive it is to changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.

Mortgage-backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates. This may increase the volatility of the Fund.

When interest rates fall, the price of a debt security rises and when interest rates rise, the price declines. In addition, the value of securities held by the Fund may be affected by factors such as credit rating of the entity that issued the security and its maturity. Lower quality and longer maturity securities will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity securities.

Fixed-income securities that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a potentially higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies.

As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The  Fund  is   generally   a  suitable   investment   for   investors   seeking
diversification by investing in a fixed-income mutual fund.


Because the inception date of the Fund is December 2000, only limited historical performance data is available. The year-to-date return for the Select and Preferred as of March 31, 2001 is 3.14% and 3.06%, respectively.


Average annual total returns for the period ending December 31, 2000

This section shows how the Fund's cumulative returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

                 Since
       Class   Inception

     Select      1.36%*
     Preferred   1.36*


                                                Past One Past Five   Past Ten
                                                  Year     Years      Years

 Lehman Brothers Aggregate Bond Index            11.63%    6.45%       7.95%
 Morningstar Intermediate-Term Bond Category      9.45     5.43        7.62

*Period from December 6, 2000, date shares first offered to the public, through December 31, 2000.


Fund Operating Expenses

                                         Select    Preferred
                                          Class      Class

     Management Fees..................   0.55%       0.55%
     Other Expenses*..................   0.38        0.26

         Total Fund Operating Expenses   0.93%       0.81%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09

Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                             1 Year  3 Years

         Select Class          $95     $296

         Preferred Class        83      259


GOVERNMENT SECURITIES FUND
The Fund seeks to provide current income.

Main Strategies
The Fund seeks to achieve its investment objective by investing primarily (at least 65% of its assets) in securities that are issued by the U.S. Government, its agencies or instrumentalities. The Fund may invest in mortgage-backed securities representing an interest in a pool of mortgage loans. These securities are rated AAA by Standard & Poor's Corporation or Aaa by Moody's Investor Services, Inc. or, if unrated, determined by the Sub-Advisor, PCII, to be of equivalent quality.

The Fund relies on the professional judgment of PCII to make decisions about the Fund's portfolio securities. The basic investment philosophy of PCII is to seek undervalued securities that represent good long-term investment opportunities. Securities may be sold when PCII believes they no longer represent good long-term value.

The Fund may also hold cash and cash equivalents. The size of the Fund's cash position depends on various factors, including market conditions and purchases and redemptions of Fund shares. A large cash position could impact the ability of the Fund to achieve its objective but it also would reduce the Fund's exposure in the event of a market downturn and provide liquidity to make additional investments or to meet redemptions.

Main Risks
U.S. Government securities do not involve the degree of credit risk associated with investments in lower quality fixed-income securities. As a result, the yields available from U.S. Government securities are generally lower than the yields available from many other fixed-income securities. Like other fixed-income securities, the values of U.S. Government securities change as interest rates fluctuate. Fluctuations in the value of the Fund's securities do not affect interest income on securities already held by the Fund, but are reflected in the Fund's price per share. Since the magnitude of these fluctuations generally is greater at times when the Fund's average maturity is longer, under certain market conditions the Fund may invest in short-term investments yielding lower current income rather than investing in higher yielding longer term securities.

Mortgage-backed securities are subject to prepayment risk. Prepayments, unscheduled principal payments, may result from voluntary prepayment, refinancing or foreclosure of the underlying mortgage. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates and potentially increasing the volatility of the fund.

In addition, prepayments may cause losses on securities purchased at a premium (dollar amount by which the price of the bond exceeds its face value). At times, mortgage-backed securities may have higher than market interest rates and are purchased at a premium. Unscheduled prepayments are made at par and cause the Fund to experience a loss of some or all of the premium.

Although some of the securities the Fund purchases are backed by the U.S. government and its agencies, shares of the Fund are not guaranteed. When interest rates fall, the value of the Fund's shares rises, and when rates rise, the value declines. Because of the fluctuation in values of the Fund's shares, if shares are sold when their value is less than the price paid, the investor will lose money.

Investor Profile
The  Fund  is   generally   a  suitable   investment   for   investors   seeking
diversification by investing in a fixed-income mutual fund.


Because the inception date of the Fund is December 2000, only limited historical performance data is available. The year-to-date return for the Select and Preferred as of March 31, 2001 is 2.39% and 2.41%, respectively.

Average annual total returns for the period ending December 31, 2000

This section shows how the Fund's cumulative returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

                 Since
       Class   Inception

     Select      0.96%*
     Preferred   0.96*


                                                 Past One Past Five   Past Ten
                                                   Year     Years      Years

  Lehman Brothers Mortgage-Backed
        Securities Index                          11.16%    6.91%       7.81%
  Morningstar Intermediate Government Category    10.76     5.51        6.91

*Period from December 6, 2000, date shares first offered to the public, through December 31, 2000.

Fund Operating Expenses

                                         Select    Preferred
                                          Class      Class

     Management Fees..................   0.40%       0.40%
     Other Expenses...................   0.38        0.26

         Total Fund Operating Expenses   0.78%       0.66%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09


Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:
                             1 Year  3 Years

         Select Class          $80     $249

         Preferred Class        67      211



HIGH  QUALITY  INTERMEDIATE-TERM  BOND FUND
The Fund seeks to provide current income.

Main Strategies
The Fund invests primarily in intermediate term fixed-income securities rated A or higher by Standard & Poor's Rating Service ("S&P") or Moody's Investors Service, Inc. ("Moody's"). The Fund considers the term "bond" to mean any debt security. Under normal circumstances, the Fund invests at least 80% of its assets in:

     o securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;
     o mortgage-backed securities representing an interest in a pool of mortgage loans;
     o debt securities and taxable municipal bonds rated, at the time of purchase, in one of the top three categories by S&P or Moody's or, if not rated, in the opinion of the Sub-Advisor, PCII, of comparable quality; and
     o    securities   issued  or  guaranteed  by  the   governments  of  Canada
          (Provincial or Federal Government) or the United Kingdom payable in U.S. dollars.

The rest of the Fund's assets may be invested in:

     o common stock and preferred stock that may be convertible (may be exchanged for a fixed number of shares of common stock of the same issuer) or may be non-convertible; or
     o securities rated less than the three highest grades of S&P or Moody's but not lower than BBB- (S&P) or BAA3 (Moody's) (i.e. less than investment grade). Under unusual market or economic conditions, the Fund may invest up to 100% of its assets in cash and cash equivalents.

Main Risks
The average portfolio duration of the Fund normally varies within a three- to six-year time frame based on PCII's forecast for interest rates. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if the portfolio duration of the Fund is three years, a change of 1% in the Fund's yield results in a change of approximately 3% in the value of the Fund's securities. The longer a security's duration, the more sensitive it is to changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.

Although some of the securities the Fund purchases are backed by the U.S. government and its agencies, shares of the Fund are not guaranteed. The values of U.S. Government securities change as interest rates fluctuate. Fluctuations in the value of the Fund's securities do not affect interest income on securities already held by the Fund, but are reflected in the Fund's price per share.

Mortgage-backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest. This may increase the volatility of the Fund.

When interest rates fall, the price of a bond rises and when interest rates rise, the price declines. In addition, the value of securities held by the Fund may be affected by factors such as credit rating of the entity that issued the bond and effective maturities of the bond. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds.

As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The  Fund  is   generally   a  suitable   investment   for   investors   seeking
diversification by investing in a fixed-income mutual fund.


Because the inception date of the Fund is December 2000, only limited historical performance data is available. The year-to-date return for the Select and Preferred as of March 31, 2001 is 2.77% and 2.99%, respectively.

Average annual total returns for the period ending December 31, 2000

This section shows how the Fund's cumulative returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

                 Since
       Class   Inception

     Select      1.27%*
     Preferred   1.27*

                                                 Past One Past Five   Past Ten
                                                   Year     Years      Years

  Lehman Brothers Aggregate Bond Index            11.63%    6.45%       7.95%
  Morningstar Intermediate-Term Bond Category      9.45     5.43        7.62

*Period from December 6, 2000, date shares first offered to the public, through December 31, 2000.

Fund Operating Expenses

                                         Select    Preferred
                                          Class      Class

     Management Fees..................   0.40%       0.40%
     Other Expenses...................   0.38        0.26

         Total Fund Operating Expenses   0.78%       0.66%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09

Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                             1 Year  3 Years

         Select Class          $80     $249

         Preferred Class        67      211


HIGH QUALITY LONG-TERM BOND FUND
The Fund seeks to provide current income.

Main Strategies
The Fund invests primarily in long-term fixed-income securities rated A or higher by Standard & Poor's Rating Service ("S&P") or Moody's Investors Service, Inc. ("Moody's"). The Fund considers the term "bond" to mean any debt security. Under normal circumstances, the Fund invests at least 75% of its assets in:

          o securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;
          o mortgage-backed securities representing an interest in a pool of mortgage loans;
          o debt securities and taxable municipal bonds rated, at the time of purchase, in one of the top three categories by S&P or Moody's or, if not rated, in the opinion of the Sub-Advisor, PCII, of comparable quality; and
          o securities issued or guaranteed by the governments of Canada (Provincial or Federal Government) or the United Kingdom payable in U.S. dollars.

The rest of the Fund's assets may be invested in:

          o common stock and preferred stock that may be convertible (may be exchanged for a fixed number of shares of common stock of the same issuer) or may be non-convertible; or
          o securities rated less than the three highest grades of S&P or Moody's but not lower than BBB- (S&P) or BAA3 (Moody's) (i.e., less than investment grade). Under unusual market or economic conditions, the Fund may invest up to 100% of its assets in cash and cash equivalents.

Main Risks
The average portfolio duration of the Fund normally is greater than six years and is based on PCII's forecast for interest rates. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if the portfolio duration of the Fund is six years, a change of 1% in the Fund's yield results in a change of approximately 6% in the value of the Fund's securities. The longer a security's duration, the more sensitive it is to changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.

Although some of the securities the Fund purchases are backed by the U.S. government and its agencies, shares of the Fund are not guaranteed. The values of U.S. Government securities change as interest rates fluctuate. Fluctuations in the value of the Fund's securities do not affect interest income on securities already held by the Fund, but are reflected in the Fund's price per share.

When interest rates fall, the price of a bond rises and when interest rates rise, the price declines. In addition, the value of securities held by the Fund may be affected by factors such as credit rating of the entity that issued the bond and effective maturities of the bond. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds.

As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The  Fund  is   generally   a  suitable   investment   for   investors   seeking
diversification by investing in a fixed-income mutual fund.

Because the inception date of the Fund is December 2000, only limited historical performance data is available. The year-to-date return for the Select and Preferred as of March 31, 2001 is 1.77% and 1.69%, respectively.

Average annual total returns for the period ending December 31, 2000

This section shows how the Fund's cumulative returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

                 Since
       Class   Inception

     Select      1.69%*
     Preferred   1.59*


                                                 Past One Past Five   Past Ten
                                                   Year     Years      Years


  Lehman Brothers Long Term Gov't./Corporate
    Bond Index                                    16.16%    6.57%       9.59%
  Morningstar Long-Term Bond Category              9.26     5.31        7.83


*Period from December 6, 2000, date shares first offered to the public, through December 31, 2000.

Fund Operating Expenses

                                         Select    Preferred
                                          Class      Class

     Management Fees..................   0.40%       0.40%
     Other Expenses*..................   0.38        0.26

         Total Fund Operating Expenses   0.78%       0.66%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09


Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                             1 Year  3 Years

         Select Class          $80     $249

         Preferred Class        67      211




BALANCED FUND
The Fund seeks to generate a total return consisting of current income and long-term growth of capital.

Main Strategies
The Fund seeks growth of capital and current income by investing primarily in common stocks and corporate bonds. It may also invest in other equity securities, government bonds and notes (obligations of the U.S. government or its agencies or instrumentalities) and cash. Though the percentages in each category are not fixed, common stocks generally represent 40% to 70% of the Fund's assets. The remainder of the Fund's assets is invested in bonds and cash.

Invista serves as Sub-Advisor for the portion of the Fund's portfolio that is invested in equity securities. In making its selection Invista looks for companies that have predictable earnings and which, based on growth prospects, it believes are undervalued in the marketplace. Invista buys stocks with the objective of long-term capital appreciation. From time to time, Invista purchases stocks with the expectation of price appreciation over the short-term. In response to changes in economic conditions, Invista may change the make-up of the portfolio and emphasize different market sectors by buying and selling the portfolio's stocks. The Fund may invest up to 25% of its assets in securities of foreign companies.

PCII serves as Sub-Advisor for the portion of the Fund's portfolio that is invested in fixed-income securities. Fixed-income securities are purchased to generate income and for capital appreciation purposes when PCII thinks that declining interest rates may increase market value. Deep discount bonds (those which sell at a substantial discount from their face amount) are also purchased to generate capital appreciation. The Fund may invest in bonds with speculative characteristics but does not intend to invest more than 5% of its assets in securities rated below BBB by Standard & Poor's Rating Service or Baa by Moody's Investors Service, Inc. Fixed-income securities that are not investment grade are commonly referred to as "junk bonds" or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies.

Main Risks
The value of the stocks owned by the Fund changes on a daily basis. Stock prices reflect the activities of individual companies as well as general market and economic conditions. In the short-term, stock prices can fluctuate dramatically in response to these factors. Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

Fixed-income security values change daily. Their prices reflect changes in interest rates, market conditions and announcements of other economic, political or financial information. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.

Because the Fund invests in both stocks and bonds, the Fund may underperform stock funds when stocks are in favor and underperform bond funds when bonds are in favor. As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking current income as well as long-term growth of capital.


Because the inception date of the Fund is December 2000, only limited historical performance data is available. The year-to-date return for the Select and Preferred as of March 31, 2001 is -7.14% and -7.04%, respectively.


 Average annual total returns for the period ending December 31, 2000

This section shows how the Fund's cumulative returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

                 Since
       Class   Inception

     Select     -0.46%*
     Preferred  -0.46*

                                               Past One Past Five   Past Ten
                                                 Year     Years      Years

S&P 500 Index                                   -9.11%   18.31%      17.44%
Lehman Brothers Aggregate Bond Index            11.63     6.45        7.95
Morningstar Domestic Hybrid Category             2.06    10.90       11.82

*Period from December 6, 2000, date shares first offered to the public, through December 31, 2000.

Fund Operating Expenses

                                         Select    Preferred
                                          Class      Class

     Management Fees..................   0.50%       0.50%
     Other Expenses*..................   0.38        0.26

         Total Fund Operating Expenses   0.88%       0.76%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09

Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:
                              1 Year  3 Years

          Select Class          $90     $281

          Preferred Class        78      243



LARGECAP BLEND FUND
The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests primarily in common stocks of large capitalization companies. Under normal market conditions, the Fund invests at least 65% of its assets in companies with a market capitalization of greater than $10 billion at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

In selecting securities for investment, the Sub-Advisor, Invista, looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of stocks with these characteristics. In managing the assets of the Fund, Invista does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their investment value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average.

Invista uses a bottom-up approach in its selection of individual securities. Selection is based on fundamental analysis of a company relative to other companies with the focus being on Invista's estimation of forward-looking rates of return. Up to 25% of Fund assets may be invested in foreign securities.

Invista focuses its stock selections on established companies that it believes have a sustainable competitive advantage. Invista constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Foreign securities carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, large capitalization stocks, may underperform compared to other market segments or to the equity markets as a whole. Because certain of the securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, they may also involve greater risk than securities that do not have the same potential. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks, but who prefer investing in larger, established companies.


Because the inception date of the Fund is December 2000, only limited historical performance data is available. The year-to-date return for the Select and Preferred as of March 31, 2001 is -13.91% and -13.70%, respectively.

Average annual total returns for the period ending December 31, 2000

This section shows how the Fund's cumulative returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

                 Since
       Class   Inception

     Select     -1.91%*
     Preferred  -1.91*
                                                 Past One Past Five   Past Ten
                                                   Year     Years      Years

  S&P 500 Index                                   -9.11%   18.31%      17.44%
  Morningstar Large Blend Category                -6.97    15.96       15.66

*Period from December 6, 2000, date shares first offered to the public, through December 31, 2000.

Fund Operating Expenses

                                         Select    Preferred
                                          Class      Class

     Management Fees..................   0.45%       0.45%
     Other Expenses*..................   0.38        0.26

         Total Fund Operating Expenses   0.83%       0.71%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09

Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:
                             1 Year  3 Years

         Select Class          $85     $265

         Preferred Class        73      227



LARGECAP GROWTH FUND
The Fund seeks long-term growth of capital

Main Strategies
The Fund invests primarily in common stocks and other equity securities of large capitalization companies with strong earnings growth potential. Under normal market conditions, the Fund invests at least 65% of its assets in companies with a market capitalization of greater than $10 billion at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Sub-Advisor, Invista, uses a bottom-up approach in its selection of individual securities that it believes have an above average potential for earnings growth. Selection is based on fundamental analysis of a company relative to other companies with the focus being on Invista's assessment of current and future sales growth and operating margins. Companies meeting these criteria typically have progressed beyond the development stage and are focused on growing the business. Up to 25% of Fund assets may be invested in foreign securities.

Invista places strong emphasis on companies it believes are guided by high quality management teams with a proven ability to execute. In addition, the Fund attempts to identify and emphasize those companies that are market leaders possessing the ability to control pricing and margins in their respective industries. Invista constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, large capitalization growth stocks, may underperform compared to other market segments or to the equity markets as a whole. The securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.


Because the inception date of the Fund is December 2000, only limited historical performance data is available. The year-to-date return for the Select and Preferred as of March 31, 2001 is -23.34% and -23.45%, respectively.


Average annual total returns for the period ending December 31, 2000

This section shows how the Fund's cumulative returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

                 Since
       Class   Inception

     Select     -6.66%*
     Preferred  -6.66*

                                                Past One Past Five   Past Ten
                                                  Year     Years      Years

 S&P/BARRA 500 Growth Index                     -22.08%   19.16%      17.59%
 Morningstar Large Growth Category              -14.09    18.10       17.13


*Period from December 6, 2000, date shares first offered to the public, through December 31, 2000.

Fund Operating Expenses

                                         Select    Preferred
                                          Class      Class

     Management Fees..................   0.55%       0.55%
     Other Expenses*..................   0.38        0.26

         Total Fund Operating Expenses   0.93%       0.81%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09


Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:
                             1 Year  3 Years

         Select Class          $95     $296

         Preferred Class        83      259


LARGECAP S&P 500 INDEX FUND
The Fund seeks long-term growth of capital.

Main Strategies
Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies that compose the Standard & Poor's* ("S&P") 500 Index. The Sub-Advisor, Invista, attempts to mirror the investment performance of the index by allocating the Fund's assets in approximately the same weightings as the S&P 500. The S&P 500 is an unmanaged index of 500 common stocks chosen to reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general. Each stock is weighted by its market capitalization which means large companies have greater representation in the index than smaller ones. Over the long-term, Invista seeks a very close correlation between performance of the Fund, before expenses, and that of the S&P 500. It is unlikely that a perfect correlation of 1.00 will be achieved.

The Fund uses an indexing strategy and is not managed according to traditional methods of "active" investment management. Active management would include buying and selling securities based on economic, financial and investment judgement. Instead, the Fund uses a passive investment approach. Rather than judging the merits of a particular stock in selecting investments, Invista focuses on tracking the S&P 500. Invista may also use stock index futures as a substitute for the sale or purchase of securities. It does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of poor stock performance.

The correlation between Fund and index performance may be affected by the Fund's expenses, changes in securities markets, changes in the composition of the index and the timing of purchases and sales of Fund shares. The Fund may invest in futures and options, which could carry additional risks such as losses due to unanticipated market price movements and could also reduce the opportunity for gain.

Main Risks
Because of the difficulty and expense of executing relatively small stock trades, the Fund may not always be invested in the less heavily weighted S&P 500 stocks. At times, the Fund's portfolio may be weighted differently from the S&P 500, particularly if the Fund has a small level of assets to invest. In addition, the Fund's ability to match the performance of the S&P 500 is affected to some degree by the size and timing of cash flows into and out of the Fund. The Fund is managed to attempt to minimize such effects.

Invista reserves the right to omit or remove any of the S&P 500 stocks from the Fund if it determines that the stock is not sufficiently liquid. In addition, a stock might be excluded or removed from the Fund if extraordinary events or financial conditions lead Invista to believe that it should not be a part of the Fund's assets.

Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

In addition, the Fund is subject to the risk that its principal market segment, large capitalization stocks, may underperform compared to other market segments or to the equity markets as a whole. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds.

The net asset value of the Fund's shares is based on the values of the securities it holds. The value of the stocks owned by the Fund changes on a daily basis. The current share price reflects the activities of individual companies as well as general market and economic conditions. In the short-term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, if the investor sells Fund shares when their value is less than the price the investor paid for them the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive rather than active management style.

  * "Standard & Poor's 500" and "S&P 500(R)" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed by the Manager. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.


Because the inception date of the Fund is December 2000, only limited historical performance data is available. The year-to-date return for the Select and Preferred as of March 31, 2001 is -11.76% and -11.76%, respectively.


Average annual total returns for the period ending December 31, 2000

This section shows how the Fund's cumulative returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

                 Since
       Class   Inception

     Select     -2.29%*
     Preferred  -2.29*

                                                Past One Past Five   Past Ten
                                                  Year     Years      Years

 S&P 500 Index                                   -9.11%   18.31%      17.44%
 Morningstar Large Growth Category              -14.09    18.10       17.13

*Period from December 6, 2000, date shares first offered to the public, through December 31, 2000.

Fund Operating Expenses

                                         Select    Preferred
                                          Class      Class

     Management Fees..................   0.15%       0.15%
     Other Expenses*..................   0.38        0.26

         Total Fund Operating Expenses   0.53%       0.41%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09

Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                             1 Year  3 Years

         Select Class          $54     $170

         Preferred Class        42      132


LARGECAP VALUE FUND
The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests primarily in common stock and other equity securities of large capitalization companies. Under normal market conditions, the Fund invests at least 65% of its assets in companies with a market capitalization of greater than $10 billion at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. Up to 25% of Fund assets may be invested in foreign securities.

The Fund invests in stocks that, in the opinion of the Sub-Advisor, Invista, are undervalued in the marketplace at the time of purchase. Value stocks are often characterized by below average price/earnings ratios (P/E) and above average dividend yields relative to the overall market. The Fund is managed with bottom-up fundamental stock selection discipline that focuses on four key elements:

          o    Determination  that a stock is  selling  below  its  fair  market value;
          o    Early   recognition   of  changes  in  a   company's   underlying
               fundamentals;
          o    Evaluation of the sustainability of fundamental changes; and
          o By monitoring a stock's behavior in the market, evaluation of the timeliness of the investment.

The Fund's performance is driven by fundamental stock selection skills that utilize a systematic investment process designed to identify a superior pool of stocks to analyze.

Invista focuses on its stock selections on established companies that it believes have a sustainable competitive advantage. Invista constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weights of its benchmark.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, large capitalization value stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks, but who prefer investing in companies that appear to be considered undervalued relative to similar companies.


Because the inception date of the Fund is December 2000, only limited historical performance data is available. The year-to-date return for the Select and Preferred as of March 31, 2001 is -6.67% and -6.67%, respectively.


Average annual total returns for the period ending December 31, 2000

This section shows how the Fund's cumulative returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

                 Since
       Class   Inception

     Select      3.26%*
     Preferred   3.26*

                                                 Past One Past Five   Past Ten
                                                   Year     Years      Years

  S&P/BARRA 500 Value Index                        6.08%   16.79%      16.86%
  Morningstar Large Value Category                 5.47    13.91       14.95

*Period from December 6, 2000, date shares first offered to the public, through December 31, 2000.

Fund Operating Expenses

                                         Select    Preferred
                                          Class      Class

     Management Fees..................   0.45%       0.45%
     Other Expenses*..................   0.38        0.26

         Total Fund Operating Expenses   0.83%       0.71%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09


Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:
                             1 Year  3 Years

         Select Class          $85     $265

         Preferred Class        73      227


MIDCAP VALUE FUND
The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests primarily in common stocks of medium capitalization companies. Under normal market conditions, the Fund invests at least 65% of its assets in companies with a market capitalization between $1 billion and $10 billion at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. Up to 25% of Fund assets may be invested in foreign securities.

The Fund invests in stocks that, in the opinion of the Sub-Advisor, Invista, are undervalued in the marketplace at the time of purchase. This value orientation emphasizes buying stocks at less than their inherent value and avoiding stocks whose price has been artificially built up. Value stocks are often characterized by below average price/earnings ratios (P/E) and above average dividend yields. The Fund's investments are selected primarily on the basis of fundamental security analysis, focusing on the company's financial stability, sales, earnings, dividend trends, return on equity and industry trends. The Fund often invests in stocks considered temporarily out of favor. Investors often over react to bad news and do not respond quickly to good news. This results in undervalued stocks of the type held by this Fund.

Invista focuses its stock selections on established companies that it believes have a sustainable competitive advantage. Invista constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these midsize companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, medium capitalization value stocks, may underperform compared to other market segments or to the equity markets as a whole. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds. The value of the Fund's equity securities may fluctuate on a daily basis. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable  investment  for  investors  seeking  long-term
growth  of  capital  and  willing  to  accept  the  potential   for   short-term
fluctuations in the value of investments.


Because the inception date of the Fund is December 2000, only limited historical performance data is available. The year-to-date return for the Select and Preferred as of March 31, 2001 is -4.68% and -4.59%, respectively.


Average annual total returns for the period ending December 31, 2000

This section shows how the Fund's cumulative returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

                 Since
       Class   Inception

     Select      5.49%*
     Preferred   5.49*

                                              Past One Past Five   Past Ten
                                                Year     Years      Years

     S&P/BARRA 400 Value Index                 27.84%   17.03%       N/A
     Morningstar Mid-Cap Value Category        16.82    14.18       15.73%

*Period from December 6, 2000, date shares first offered to the public, through December 31, 2000.

Fund Operating Expenses

                                         Select    Preferred
                                          Class      Class

     Management Fees..................   0.65%       0.65%
     Other Expenses*..................   0.38        0.26

         Total Fund Operating Expenses   1.03%       0.91%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09


Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:
                             1 Year  3 Years

         Select Class         $105     $328

         Preferred Class        93      290



PARTNERS LARGECAP BLEND FUND
The Fund seeks long-term growth of capital.

Main Strategies
The Fund pursues its investment objective by investing primarily in equity securities of companies that the Sub-Advisor believes offers superior growth prospects or of companies whose stock is undervalued. Under normal market conditions, the Fund invests at least 65% of its assets in companies with large market capitalizations. Market capitalization is defined as total current market value of a company's outstanding common stock.

In selecting securities for investment, the Sub-Advisor, Federated, looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of stocks with these characteristics. The value orientation emphasizes buying stocks at less than their intrinsic investment value and avoiding stocks whose price has been unjustifiably built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average. Federated attempts to identify good long-term values through disciplined investing and careful fundamental research.

Using its own quantitative process, Federated rates the future performance potential of companies. Federated evaluates each company's earnings quality in light of its current valuation to narrow the list of attractive companies. Federated then evaluates product positioning, management quality and sustainability of current growth trends of those companies. Using this type of fundamental analysis, Federated selects the most promising companies for the Fund's portfolio.

Companies with similar characteristics may be grouped together in broad categories called sectors. In determining the amount to invest in a security, Federated limits the Fund's exposure to each business sector that comprises the S&P 500 Index. The Fund's allocation to a sector will not be less than 50% or more than 200% of the Index's allocation to that sector. The Fund may invest up to 25% of its assets in securities of foreign companies.

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate short-term gains (losses) for its shareholders which are taxed at a higher rate than long-term gains (losses). Actively trading portfolio securities increases the Fund's trading costs and may have an adverse impact on the Fund's performance.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to sector risk which is the possibility that a certain sector may underperform other sectors or the market as a whole. As Federated allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, large capitalization stocks, may underperform compared to other market segments or to the equity markets as a whole. Because certain of the securities purchased by the Fund present greater opportunities for growth, they may also involve greater risks than securities that do not have the same potential. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks, but who prefer investing in larger, established companies.



Because the inception date of the Fund is December 2000, only limited historical performance data is available. The year-to-date return for the Select and Preferred as of March 31, 2001 is -8.19% and -8.19%, respectively.

Average annual total returns for the period ending December 31, 2000

This section shows how the Fund's cumulative returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.
                 Since
       Class   Inception
     Select      1.93%*
     Preferred   1.93*

                                          Past One Past Five   Past Ten
                                            Year     Years      Years
 S&P 500 Index                             -9.11%   18.31%      17.44%
 Morningstar Large Blend Category          -6.97    15.96       15.66

*Period from December 6, 2000, date shares first offered to the public, through December 31, 2000.

Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                             1 Year  3 Years

         Select Class         $115     $359

         Preferred Class       103      322


PARTNERS LARGECAP GROWTH FUND I
The Fund seeks long-term growth of capital.

Main Strategies
The Fund seeks to maximize long-term capital appreciation by investing primarily in growth-oriented equity securities of U.S. and, to a limited extent, foreign companies that exhibit strong or accelerating earnings growth. These companies are generally characterized as "growth" companies. The Fund will invest primarily in companies with market capitalizations of $10 billion or more. The Sub-Advisor, Morgan Stanley, emphasizes individual security selection and may focus the Fund's holdings within the limits permissible for a diversified fund. The Fund's investments in foreign companies will be limited to 25% of its assets and to securities listed on U.S. exchanges or traded in U.S. Markets.

Morgan Stanley follows a flexible investment program in looking for companies with above average capital appreciation potential. Morgan Stanley focuses on companies with consistent or rising earnings growth records and compelling business strategies. Morgan Stanley continually and rigorously studies company developments, including business strategy, management focus and financial results to identify companies with earnings growth and business momentum. In addition, Morgan Stanley closely monitors analysts' expectations to identify issuers that have the potential for positive earnings surprises versus consensus expectations. Valuation is of secondary importance and is viewed in the context of prospects for sustainable earnings growth and the potential for positive earnings surprises in relation to consensus expectations.

The Fund has a long-term investment approach. However, Morgan Stanley considers selling securities of issuers that no longer meet its criteria. To the extent that the Fund engages in short-term trading, it may have increased transaction costs and may have an adverse impact on the Fund's performance.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of the securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Foreign securities carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, large capitalization growth-oriented stocks, may underperform compared to other market segments or to the equity markets as a whole. The securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.


Because the inception date of the Fund is December 2000, only limited historical performance data is available. The year-to-date return for the Select and Preferred as of March 31, 2001 is -18.12% and -18.02%, respectively.


Average annual total returns for the period ending December 31, 2000

This section shows how the Fund's cumulative returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

                 Since
       Class   Inception

     Select     -5.81%*
     Preferred  -5.90*

                                              Past One Past Five   Past Ten
                                                Year     Years      Years

   S&P 500 Index                               -9.11%   18.31%      17.44%
   Morningstar Large Growth Category          -14.09    18.10       17.13

*Period from December 6, 2000, date shares first offered to the public, through December 31, 2000.

Fund Operating Expenses

                                         Select    Preferred
                                          Class      Class

     Management Fees..................   0.75%       0.75%
     Other Expenses*..................   0.38        0.26

         Total Fund Operating Expenses   1.13%       1.01%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09


Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                             1 Year  3 Years

         Select Class         $115     $359

         Preferred Class       103      322



PARTNERS LARGECAP GROWTH FUND II
The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests primarily in common stocks of large capitalization companies. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Sub-Advisor, American Century, selects stocks for investment that it believes will increase in value over time using a growth investment strategy it developed. This strategy looks for companies whose earnings and revenues are not only growing, but growing at a successively faster, or accelerating, pace. Accelerating growth is shown, for example, by growth that is faster this quarter than last or faster this year than the year before. The American Century strategy is based on the premise that, over the long-term, the stocks of companies with accelerating earnings and revenues have a greater than average chance to increase in value.

Using its extensive computer database, American Century tracks financial information for thousands of companies to research and select the stocks it believes will be able to sustain accelerating growth. This information is used to help American Century select or decide to continue to hold the stocks of companies it believes will be able to sustain accelerating growth, and to sell stocks of companies whose growth begins to slow down.

Under normal market conditions, American Century intends to keep the Fund essentially fully invested in stocks regardless of the movement of stock prices generally. When it considers it prudent, American Century may invest Fund assets in non-leveraged futures and options. Non-leveraged means that the Fund may not invest in futures and options where it would be possible to lose more than the Fund invested. Futures and options can help the Fund's cash assets remain liquid while performing more like stocks. In addition, up to 25% of Fund assets may be invested in foreign securities.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, large capitalization growth stocks, may underperform compared to other market segments or to the equity markets as a whole. The securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.



Because the inception date of the Fund is December 2000, only limited historical performance data is available. The year-to-date return for the Select and Preferred as of March 31, 2001 is -19.70% and -19.70%, respectively.

Average annual total returns for the period ending December 31, 2000

This section shows how the Fund's cumulative returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

                 Since
       Class   Inception

     Select     -5.76%*
     Preferred  -5.76*

                                                  Past One Past Five   Past Ten
                                                    Year     Years      Years


   Russell 1000 Growth Index                      -22.42%   18.12%      17.33%
   Morningstar Large Growth Category              -14.09    18.10       17.13


*Period from December 6, 2000, date shares first offered to the public, through December 31, 2000.

Fund Operating Expenses

                                         Select    Preferred
                                          Class      Class

     Management Fees..................   1.00%       1.00%
     Other Expenses*..................   0.38        0.26

         Total Fund Operating Expenses   1.38%       1.26%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09




Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:
                             1 Year  3 Years

         Select Class         $140     $437

         Preferred Class       128      400


PARTNERS LARGECAP VALUE FUND
The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests primarily in undervalued equity securities of companies among the 750 largest by market capitalization that the Sub-Advisor, Bernstein, believes offer above-average potential for growth in future earnings. Under normal market conditions, the Fund generally invests at least 65% of its assets in companies with a market capitalization of greater than $10 billion at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

Bernstein employs an investment strategy, generally described as "value" investing, that involves seeking securities that:

          o exhibit low financial ratios (particularly stock price-to-book value, but also stock price-to-earnings and stock price-to-cash flow);
          o can be acquired for less than what Bernstein believes is the issuer's intrinsic value; or
          o    appear attractive on a dividend discount model.

Value oriented investing entails a strong "sell discipline" in that it generally requires the sale of securities that have reached their intrinsic value or a target financial ratio. Value oriented investments may include securities of companies in cyclical industries during periods when such securities appear to Bernstein to have strong potential for capital appreciation or securities of "special situation" companies. A special situation company is one that Bernstein believes has potential for significant future earnings growth but has not performed well in the recent past. These situations include companies with management changes, corporate or asset restructuring or significantly undervalued assets. For Bernstein, identifying special situation companies and establishing an issuer's intrinsic value involves fundamental research about such companies and issuers.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, large capitalization value stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks but prefer investing in companies that appear to be considered undervalued relative to similar companies.


Because the inception date of the Fund is December 2000, only limited historical performance data is available. The year-to-date return for the Select and Preferred as of March 31, 2001 is -1.31% and -1.31%, respectively.

Average annual total returns for the period ending December 31, 2000

This section shows how the Fund's cumulative returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

                 Since
       Class   Inception

     Select      4.86%*
     Preferred   4.76*

                                                Past One Past Five   Past Ten
                                                  Year     Years      Years


 Russell 1000 Value Index                         7.02%   16.90%      17.37%
 Morningstar Large Value Category                 5.47    13.91       14.95


*Period from December 6, 2000, date shares first offered to the public, through December 31, 2000.

Fund Operating Expenses

                                         Select    Preferred
                                          Class      Class

     Management Fees..................   0.80%       0.80%
     Other Expenses*..................   0.38        0.26

         Total Fund Operating Expenses   1.18%       1.06%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09

Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:
                             1 Year  3 Years

         Select Class         $120     $375

         Preferred Class       108      337




PARTNERS MIDCAP VALUE FUND
The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests primarily in common stocks of medium capitalization companies. Under normal market conditions, the Fund invests at least 65% of its total assets in companies with a market capitalization between $1 billion and $10 billion at the time of purchase. The Fund may continue to hold or add to a position in a stock after it has grown beyond $10 billion. Market capitalization is defined as total current market value of a company's outstanding common stock. Companies may range from the well established and well known to the new and unseasoned. The Fund may invest up to 25% of its assets in securities of foreign companies.

The stocks are selected using a value oriented investment approach by Neuberger Berman, the Sub-Advisor. Neuberger Berman identifies value stocks in several ways. Factors it considers in identifying value stocks may include:

               o    strong   fundamentals,   such  as  a  company's   financial,
                    operational and competitive positions;
               o    consistent cash flow; and
               o a sound earnings record through all phases of the market cycle.

Neuberger Berman may also look for other characteristics in a company, such as a strong position relative to competitors, a high level of stock ownership among management, and a recent sharp decline in stock price that appears to be the result of a short-term market overreaction to negative news. Neuberger Berman believes that, over time, securities that are undervalued are more likely to appreciate in price and are subject to less risk of price decline than securities whose market prices have already reached their perceived economic value.

This approach also involves selling portfolio securities when Neuberger Berman believes they have reached their potential, when the securities fail to perform as expected or when other opportunities appear more attractive. It is anticipated that the annual portfolio turnover rate may be greater than 100%. Turnover rates in excess of 100% generally result in higher transaction costs and may have an adverse impact on Fund performance.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of the securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, medium capitalization value stocks, may underperform compared to other market segments or to the equity markets as a whole. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds. The value of the Fund's equity securities may fluctuate on a daily basis. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is  generally a suitable  investment  if  investors  seeking  long-term
growth  and  willing  to  accept   short-term   fluctuations  in  the  value  of
investments.


Because  the  inception  date of the Fund is December  2000,  only limited historical  performance data is available.  The year-to-date  return for
the  Select  and   Preferred  as  of  March  31,  2001  is  -6.82%  and  -6.82%,
respectively.

Average annual total returns for the period ending December 31, 2000

This section shows how the Fund's cumulative returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

                 Since
       Class   Inception

     Select      6.44%*
     Preferred   6.44*

                                                Past One Past Five   Past Ten
                                                  Year     Years      Years

 Russell Midcap Value Index                      19.18%   15.10%      17.86%
 Morningstar Mid-Cap Value Category              16.82    14.18       15.73

*Period from December 6, 2000, date shares first offered to the public, through December 31, 2000.

Fund Operating Expenses

                                         Select    Preferred
                                          Class      Class

     Management Fees..................   1.00%       1.00%
     Other Expenses*..................   0.38        0.26

         Total Fund Operating Expenses   1.38%       1.26%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09

Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:
                             1 Year  3 Years

         Select Class         $140     $437

         Preferred Class       128      400



MIDCAP BLEND FUND
The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests primarily in common stocks and other equity securities of medium capitalization companies. Under normal market conditions, the Fund invests at least 65% of its assets in companies with a market capitalization between $1 billion and $10 billion at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

In selecting securities for investment, the Sub-Advisor, Invista, looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of stocks with these characteristics. In managing the assets of the Fund, Invista does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their inherent value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average.

Invista uses a bottom-up approach in its selection of individual securities. Selection is based on fundamental analysis of a company relative to other companies with the focus being on Invista's estimation of forward-looking rates of return. Up to 25% of Fund assets may be invested in foreign securities.

Invista focuses its stock selections on established companies that it believes have a sustainable competitive advantage. Invista constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these midsize companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, medium capitalization stocks, may underperform compared to other market segments or to the equity markets as a whole. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds. The value of the Fund's equity securities may fluctuate on a daily basis. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable  investment  for  investors  seeking  long-term
growth  of  capital  and  willing  to  accept  the  potential   for   short-term
fluctuations in the value of investments.


Because the inception date of the Fund is December 2000, only limited historical performance data is available. The year-to-date return for the Select and Preferred as of March 31, 2001 is -7.68% and -7.58%, respectively.

Average annual total returns for the period ending December 31, 2000

This section shows how the Fund's cumulative returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

                 Since
       Class   Inception

     Select      4.32%*
     Preferred   4.32*

                                                Past One Past Five   Past Ten
                                                  Year     Years      Years

 S&P MidCap 400 Index                            17.51%   20.39%      19.84%
 Morningstar Mid-Cap Blend Category               3.37    14.46       15.76

*Period from December 6, 2000, date shares first offered to the public, through December 31, 2000.

Fund Operating Expenses

                                         Select    Preferred
                                          Class      Class

     Management Fees..................   0.65%       0.65%
     Other Expenses*..................   0.38        0.26

         Total Fund Operating Expenses   1.03%       0.91%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09

Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                             1 Year  3 Years

         Select Class         $105     $328

         Preferred Class        93      290


MIDCAP GROWTH FUND
The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests primarily in common stocks of medium capitalization companies with strong earnings growth potential. Under normal market conditions, the Fund invests at least 65% of its assets in companies with a market capitalization between $1 billion and $10 billion at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Sub-Advisor, Invista, uses a bottom-up approach in its selection of individual securities that it believes have an above average potential for earnings growth. Selection is based on fundamental analysis of a company relative to other companies with the focus being on Invista's assessment of current and future sales growth and operating margins. Up to 25% of Fund assets may be invested in foreign securities.

Invista focuses its stock selections on established companies that it believes to have sustainable competitive advantages and reasonable stock prices. It then constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over-and/or under-weight sectors and industries differently from the benchmark.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these midsize companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, medium capitalization growth stocks, may underperform compared to the equity markets as a whole. The securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.


Because the inception date of the Fund is December 2000, only limited historical performance data is available. The year-to-date return for the Select and Preferred as of March 31, 2001 is -26.74% and -26.85%, respectively.

Average annual total returns for the period ending December 31, 2000

This section shows how the Fund's cumulative returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

                 Since
       Class   Inception

     Select     -3.65%*
     Preferred  -3.65*

                                                 Past One Past Five   Past Ten
                                                   Year     Years      Years

  Russell MidCap Growth Index                    -11.74%   17.75%      18.08%
  Morningstar Mid-Cap Growth Category             -6.93    17.90       18.03

*Period from December 6, 2000, date shares first offered to the public, through December 31, 2000.

Fund Operating Expenses

                                         Select    Preferred
                                          Class      Class

     Management Fees..................   0.65%       0.65%
     Other Expenses*..................   0.38        0.26

         Total Fund Operating Expenses   1.03%       0.91%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09

Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:
                             1 Year  3 Years

         Select Class         $105     $328

         Preferred Class        93      290



MIDCAP S&P 400 INDEX FUND
The Fund seeks long-term growth of capital.

Main Strategies
Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies that compose the Standard & Poor's* ("S&P") MidCap 400 Index. The Sub-Advisor, Invista, will attempt to mirror the investment performance of the index by allocating the Fund's assets in approximately the same weightings as the S&P MidCap 400. The S&P MidCap 400 is an unmanaged index of 400 common stocks of medium sized U.S. (and some Canadian) companies. Each stock is weighted by its market capitalization which means larger companies have greater representation in the index than smaller ones. Over the long-term, Invista seeks a very close correlation between performance of the Fund, before expenses, and that of the S&P MidCap 400. It is unlikely that a perfect correlation of 1.00 will be achieved.

The Fund uses an indexing strategy and is not managed according to traditional methods of "active" investment management. Active management would include buying and selling securities based on economic, financial and investment judgement. Instead, the Fund uses a passive investment approach. Rather than judging the merits of a particular stock in selecting investments, Invista focuses on tracking the S&P MidCap 400. Invista may also use stock index futures as a substitute for the sale or purchase of securities. It does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of poor stock performance.

The correlation between Fund and index performance may be affected by the Fund's expenses, changes in securities markets, changes in the composition of the index and the timing of purchases and sales of Fund shares. The Fund may invest in futures and options, which could carry additional risks such as losses due to unanticipated market price movements, and could also reduce the opportunity for gain.

Main Risks
Because of the difficulty and expense of executing relatively small stock trades, the Fund may not always be invested in the less heavily weighted S&P MidCap 400 stocks. At times, the Fund's portfolio may be weighted differently from the S&P MidCap 400, particularly if the Fund has a small level of assets to invest. In addition, the Fund's ability to match the performance of the S&P MidCap 400 is affected to some degree by the size and timing of cash flows into and out of the Fund. The Fund attempts to minimize such effects.

Invista reserves the right to omit or remove any of the S&P MidCap 400 stocks from the Fund if it determines that the stock is not sufficiently liquid. In addition, a stock might be excluded or removed from the Fund if extraordinary events or financial conditions lead Invista to believe that it should not be a part of the Fund's assets.

Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these midsize companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities.

In addition, the Fund is subject to the risk that its principal market segment, medium capitalization stocks, may underperform compared to other market segments or to the equity markets as a whole. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds.

The net asset value of the Fund's shares is based on the values of the securities it holds. The value of the stocks owned by the Fund changes on a daily basis. The current share price reflects the activities of individual companies as well as general market and economic conditions. In the short-term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, if the investor sells Fund shares when their value is less than the price the investor paid for them the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive rather than active management style.

  * "Standard & Poor's MidCap 400" and "S&P MidCap 400" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed by the Manager. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.



Because the inception date of the Fund is December 2000, only limited historical performance data is available. The year-to-date return for the Select and Preferred as of March 31, 2001 is -10.81% and -10.81%, respectively.


Average annual total returns for the period ending December 31, 2000

This section shows how the Fund's cumulative returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

                 Since
       Class   Inception

     Select      3.29%*
     Preferred   3.29*

                                                 Past One Past Five   Past Ten
                                                   Year     Years      Years

  S&P MidCap 400 Index                            17.51%   20.39%      19.84%
  Morningstar Mid-Cap Blend Category               3.37    14.46       15.76

*Period from December 6, 2000, date shares first offered to the public, through December 31, 2000.

Fund Operating Expenses

                                         Select    Preferred
                                          Class      Class

     Management Fees..................   0.15%       0.15%
     Other Expenses*..................   0.38        0.26

         Total Fund Operating Expenses   0.53%       0.41%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09


Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                             1 Year  3 Years

         Select Class          $54     $170

         Preferred Class        42      132


PARTNERS MIDCAP BLEND FUND
The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests primarily in common stocks and other equity securities of medium capitalization companies. Market capitalization is defined as total market value of a company's outstanding stock.

Morgan Stanley, the Sub-Advisor, employs a strategy which uses a multi-factor approach to construct portfolios. This approach allows Morgan Stanley to strike a balance between the valuation of a company's shares and its long-term growth prospects. The value orientation emphasizes buying stocks at less than their intrinsic investment value and avoiding stocks whose price has been unjustifiably built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average. Morgan Stanley seeks to diversify the Fund's investments across market sectors and to obtain the best values within each sector. In determining whether securities should be sold, Morgan Stanley considers factors such as deteriorating fundamentals and relative valuation. Sector weightings normally are kept within plus or minus 5% of the S&P MidCap 400 Index. The Fund may invest up to 25% of its assets in securities of foreign corporations.

Value Investing - Morgan Stanley analyzes securities to identify stocks that are undervalued and measures the relative attractiveness of the Fund's current holdings against potential purchases. Morgan Stanley determines value using a variety of measures, including stock price/earnings and stock price/sales ratios. Value stocks generally pay dividends, but Morgan Stanley may select non-dividend paying stocks for their value characteristics. In determining whether securities should be sold, Morgan Stanley considers factors such as high valuation relative to other investment opportunities.

Growth Investing - Morgan Stanley focuses on common stocks that generally have higher growth rates, betas (a measure of price volatility), stock price/earnings ratios and lower yields than the stock market in general as measured by an appropriate market index. In buying and selling securities for the Fund's portfolio, Morgan Stanley emphasizes individual security selection. Individual companies are chosen based on such factors as potential growth in earnings, quality of management, new products and/or new markets, and research and development capabilities. In determining whether securities should be sold, Morgan Stanley considers factors such as deteriorating short or long-term earnings growth projections.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-size companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, medium capitalization stocks, may underperform compared to other market segments or to the equity markets as a whole. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds. The value of the Fund's equity securities may fluctuate on a daily basis. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.


Investor Profile
The Fund is generally a suitable  investment  for  investors  seeking  long-term
growth  of  capital  and  willing  to  accept  the  potential   for   short-term
fluctuations in the value of investments.


Because the inception date of the Fund is March 2001, only limited historical performance data is available. The return for the period March 1, 2001 through March 31, 2001 for the Select and Preferred is -6.40% and -6.40%, respectively.

Fund Operating Expenses*

                                         Select    Preferred
                                          Class      Class

     Management Fees..................   1.00%       1.00%
     Other Expenses*..................   0.38        0.26

         Total Fund Operating Expenses   1.38%       1.26%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09

Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                             1 Year  3 Years

         Select Class         $140     $437

         Preferred Class       128      400




PARTNERS MIDCAP GROWTH FUND
The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests primarily in common stocks and other equity securities of U.S. companies with strong earnings growth potential. Under normal market conditions, the Fund invests at least 65% of its assets in companies with market capitalizations between $1 billion and $10 billion at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Fund invests in securities of companies that are diversified across economic sectors. It attempts to maintain sector concentrations that approximate those of its current benchmark, the Russell MidCap Growth Index. The Fund is not an index fund and does not limit its investment to the securities of issuers in the Russell MidCap Growth Index. The Fund may invest up to 25% of its assets in securities of foreign companies.

The Sub-Advisor, Turner, selects stocks that it believes have strong earnings growth potential. Turner invests in companies with strong earnings dynamics, and sells those with deteriorating earnings prospects. Turner believes forecasts for market timing and sector rotation are unreliable and introduce an unacceptable level of risk. As a result, under normal market conditions the Fund is fully invested.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these midsize companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

The Fund may actively trade its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate which increases the Fund's trading costs and may have an adverse impact on the Fund's performance.

In addition, the Fund is subject to the risk that its principal market segment, medium capitalization growth stocks, may underperform compared to the equity markets as a whole. The securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.


Because the inception date of the Fund is December 2000, only limited historical performance data is available. The year-to-date return for the Select and Preferred as of March 31, 2001 is -29.38% and -29.38%, respectively.

Average annual total returns for the period ending December 31, 2000

This section shows how the Fund's cumulative returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

                 Since
       Class   Inception

     Select     -4.48%*
     Preferred  -4.48*

                                                Past One Past Five   Past Ten
                                                  Year     Years      Years

 Russell MidCap Growth Index                    -11.74%   17.75%      18.08%
 Morningstar Mid-Cap Growth Category             -6.93    17.90       18.03


*Period from December 6, 2000, date shares first offered to the public, through December 31, 2000. Examples

Fund Operating Expenses

                                         Select    Preferred
                                          Class      Class

     Management Fees..................   1.00%       1.00%
     Other Expenses*                     0.38        0.26
          Total Fund Operating Expenses  1.38%       1.26%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:
                             1 Year  3 Years

         Select Class         $140     $437

         Preferred Class       128      400



PARTNERS SMALLCAP GROWTH FUND I
The Fund seeks long-term growth of capital.

Main Strategies
To pursue its goal, the Fund invests mainly in common stocks of small-capitalization companies, which it defines as those with a total market value of no more than $1.5 billion at the time the Fund first invests in them. The Fund may continue to hold or add to a position in a stock after it has grown beyond $1.5 billion. The Fund seeks to reduce risk by diversifying among many companies and industries. In addition, the Fund may invest up to 25% of its assets in securities of foreign companies.

The Sub-Advisor, Neuberger Berman, takes a growth approach to selecting stocks, looking for new companies that are in the developmental stage as well as older companies that appear poised to grow because of new products, markets or management. Factors in identifying these firms may include financial strength, a strong position relative to competitors and a stock price that is reasonable in light of its growth rate.

Neuberger Berman follows a disciplined selling strategy and may eliminate a stock from the portfolio when it reaches a target price, fails to perform as expected, or appears substantially less desirable than another stock.

Through active trading, the Fund may have a high portfolio turnover rate. High turnover rates can mean higher taxable distributions and lower performance due to increased brokerage costs.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund may actively trade its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate which increases the Fund's trading costs and may have an adverse impact on the Fund's performance.

Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, small capitalization growth stocks, may underperform compared to the equity markets as a whole. The securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid and large-sized companies and may underperform as compared to the securities of larger companies. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.


Because the inception date of the Fund is December 2000, only limited historical performance data is available. The year-to-date return for the Select and Preferred as of March 31, 2001 is -24.55% and -24.55%, respectively.


Average annual total returns for the period ending December 31, 2000

This section shows how the Fund's cumulative returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

                 Since
       Class   Inception

     Select      4.07%*
     Preferred   4.07*
                                                 Past One Past Five   Past Ten
                                                   Year     Years      Years

  Russell 2000 Growth Index                      -22.43%    7.14%      12.79%
  Morningstar Small Growth Category               -5.71    14.57       17.05

*Period from December 6, 2000, date shares first offered to the public, through December 31, 2000.

Fund Operating Expenses

                                         Select    Preferred
                                          Class      Class

     Management Fees..................   1.10%       1.10%
     Other Expenses*..................   0.38        0.26

         Total Fund Operating Expenses   1.48%       1.36%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09

Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                             1 Year  3 Years

         Select Class         $151     $468

         Preferred Class       138      431




PARTNERS SMALLCAP GROWTH FUND II
The Fund seeks long-term growth of capital.

Main Strategies
The Fund pursues its investment objective by investing primarily in equity securities of companies offering superior prospects for earnings growth. These companies are generally characterized as "growth" companies. Under normal market conditions, the Fund invests at least 65% of its assets in companies with a small market capitalization. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

Using its own quantitative process, the Sub-Advisor, Federated, rates the future performance potential of companies. Federated evaluates each company's earnings quality in light of their current valuation to narrow the list of attractive companies. Federated then evaluates product positioning, management quality and sustainability of current growth trends of those companies. Using this type of fundamental analysis, Federated selects the most promising companies for the Fund's portfolio.

Companies with similar characteristics may be grouped together in broad categories called sectors. In determining the amount to invest in a security, Federated limits the Fund's exposure to each business sector that comprises the S&P 500 Index. The Fund considers its approach aggressive because its strategies with respect to security analysis, market capitalization, and sector allocation are designed to produce a portfolio of stocks whose long-term growth prospects are significantly above those of the S&P 500 Index. Accordingly, the prices of the stocks held by the Fund may, under certain market conditions, be more volatile than the prices of stocks selected using a less aggressive approach.

The Fund may attempt to manage market risk by buying and selling financial futures and options. This may include the purchase of index futures contracts as a substitute for direct investments in stocks. It may also include the purchase and sale of options to protect against general declines in small capitalization stocks economically.

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate short-term gains (losses) for its shareholders, which are taxed at a higher rate than long-term gains (losses). Actively trading portfolio securities increases the Fund's trading costs and may have an adverse impact on the Fund's performance.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

Federated may group companies with similar characteristics into broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As Federated allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, small capitalization growth stocks, may underperform compared to the equity markets as a whole. The securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise and fall, the Fund's share price changes. The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid and large-sized companies and may underperform as compared to the securities of larger companies. If shares are sold when their value is less than the price paid, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.



Because the inception date of the Fund is December 2000, only limited historical performance data is available. The year-to-date return for the Select and Preferred as of March 31, 2001 is -24.52% and -24.52%, respectively.

Average annual total returns for the period ending December 31, 2000

This section shows how the Fund's cumulative returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

                 Since
       Class   Inception

     Select    -12.17%*
     Preferred -12.17*

                                                Past One Past Five   Past Ten
                                                  Year     Years      Years

 S&P/BARRA 600 Growth Index                       0.57%   10.54%       N/A
 Morningstar Small Growth Category               -5.71    14.57       17.05%

*Period from December 6, 2000, date shares first offered to the public, through December 31, 2000.

Fund Operating Expenses

                                         Select    Preferred
                                          Class      Class

     Management Fees..................   1.00%       1.00%
     Other Expenses*..................   0.38        0.26

         Total Fund Operating Expenses   1.38%       1.26%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09

Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                               1 Year  3 Years

           Select Class         $140     $437

           Preferred Class       128      400


PARTNERS SMALLCAP VALUE FUND
The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 65% of its assets in companies with a market capitalization of $2 billion or less at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign corporations.

The Sub-Advisor, Ark Asset, purchases for the Fund securities that it considers to be attractive equity investments that are consistent with its investment philosophy of maintaining a diversified investment portfolio. Ark Asset seeks to minimize risk by generally allocating Fund assets among economic or industry sectors to within 5 percentage points of that economic sector's percentage weighting (on an absolute basis) of the Russell 2000 Index.

In selecting securities for the Fund, Ark Asset combines a systematic quantitative approach with traditional fundamental analysis. Ark Asset uses proprietary computer models that incorporate data from several sources to identify those companies whose securities present what it believes to be favorable investment opportunities relative to the securities of other companies. Ark Asset uses both a "Valuation Model" as well as an "Earnings Trend Model" in analyzing potential securities in which to invest. Ratings from both models are combined to develop an overall rating for each security under review. Stocks with the highest overall rating are considered for inclusion in the Fund's portfolio and undergo a thorough fundamental analysis. Ark Asset considers selling a stock in the Fund's portfolio if it becomes less attractive because of deteriorating current fundamentals or declining earnings expectations.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

In addition, the Fund is subject to the risk that its principal market segment, small capitalization value stocks, may underperform compared to the equity markets as a whole. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise and fall, the Fund's share price changes. The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid and large-sized companies and may underperform as compared to the securities of larger companies. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.


Because the inception date of the Fund is March 2001, only limited historical performance data is available. The return for the period March 1, 2001 through March 31, 2001 for the Select and Preferred is -2.50% and -2.50%, respectively.

Fund Operating Expenses*

                                         Select    Preferred
                                          Class      Class

     Management Fees..................   1.00%       1.00%
     Other Expenses*..................   0.38        0.26

         Total Fund Operating Expenses   1.38%       1.26%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09


Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                             1 Year  3 Years

         Select Class         $140     $437

         Preferred Class       128      400


REAL ESTATE FUND
The Fund seeks to generate a total return.

Main Strategies The Fund invests primarily in equity securities of companies principally engaged in the real estate industry. For purposes of the Fund's investment policies, a real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry. Real estate companies include real estate investment trusts and companies with substantial real estate holdings such as paper, lumber, hotel and entertainment companies. Companies whose products and services relate to the real estate industry include building supply manufacturers, mortgage lenders and mortgage servicing companies.

Real estate investment trusts ("REITs") are corporations or business trusts that are permitted to eliminate corporate level federal income taxes by meeting certain requirements of the Internal Revenue Code. REITs are characterized as:

     o equity REITs, which primarily own property and generate revenue from rental income;
     o    mortgage REITs, which invest in real estate mortgages; and
     o hybrid REITs, which combine the characteristics of both equity and mortgage REITs. In selecting securities for the Fund, the Sub-Advisor, PCREI, focuses on equity REITs.

The Fund may invest up to 25% of its assets in securities of foreign real estate companies.

Main Risks
Securities of real estate companies are subject to securities market risks as well as risks similar to those of direct ownership of real estate. These include:

     o    declines in the value of real estate
     o    risks related to general and local economic conditions
     o    dependency on management skills
     o    heavy cash flow dependency
     o    possible lack of available mortgage funds
     o    overbuilding
     o    extended vacancies in properties
     o    increases in property taxes and operating expenses
     o    changes in zoning laws
     o    expenses  incurred  in the  cleanup of  environmental
     o    casualty or condemnation losses problems
     o    changes in interest rates

In addition to the risks listed above, equity REITs are affected by the changes in the value of the properties owned by the trust. Mortgage REITs are affected by the quality of the credit extended. Both equity and mortgage REITs: o are dependent upon management skills and might not be diversified; o are subject to cash flow dependency and defaults by borrowers; and o could fail to qualify for tax-free pass-through of income under the Internal Revenue Code.

Because of these factors, the value of the securities held by the Fund, and in turn the price per share of the Fund, changes on a daily basis. The current share price reflects the activities of individual companies as well as general market and economic conditions. In the short-term, share prices can fluctuate dramatically in response to these factors. Because of these fluctuations, principal values and investment returns vary. As with all mutual funds, the value of the Fund's assets may rise or fall. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

Investor Profile
The Fund is generally a suitable investment for investors who seek a total return, want to invest in companies engaged in the real estate industry and are willing to accept the potential for volatile fluctuations in the value of investments.


Because the inception date of the Fund is December 2000, only limited historical performance data is available. The year-to-date return for the Select and Preferred as of March 31, 2001 is -3.96% and -3.96%, respectively.


Average annual total returns for the period ending December 31, 2000

This section shows how the Fund's cumulative returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

                 Since
       Class   Inception

     Select      3.46%*
     Preferred   3.46*

                                                Past One Past Five   Past Ten
                                                  Year     Years      Years

 Morgan Stanley REIT Index                       26.81%   10.13%       N/A
 Morningstar Specialty - Real Estate Category    25.83    10.31       11.33%

*Period from December 6, 2000, date shares first offered to the public, through December 31, 2000.

Fund Operating Expenses

                                         Select    Preferred
                                          Class      Class

     Management Fees..................   0.85%       0.85%
     Other Expenses*                     0.38        0.26
          Total Fund Operating Expenses  1.23%       1.11%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09

Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:
                             1 Year  3 Years

         Select Class         $125     $390

         Preferred Class       113      353


SMALLCAP BLEND FUND
The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 65% of its assets in companies with a market capitalization of $1.5 billion or less at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

In selecting securities for investment, the Sub-Advisor, Invista, looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of stocks with these characteristics. In managing the assets of the Fund, Invista does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their investment value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average. Selection is based on fundamental analysis of the company relative to other companies with the focus being on Invista's estimation of forward looking rates of return.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, small capitalization stocks, may underperform compared to the equity markets as a whole. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid and large-sized companies and may underperform as compared to the securities of larger companies. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.


Because the inception date of the Fund is December 2000, only limited historical performance data is available. The year-to-date return for the Select and Preferred as of March 31, 2001 is -7.93% and -7.93%, respectively.


Average annual total returns for the period ending December 31, 2000

This section shows how the Fund's cumulative returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

                 Since
       Class   Inception

     Select      5.94%*
     Preferred   5.94*

                                              Past One Past Five   Past Ten
                                                Year     Years      Years


   Russell 2000 Index                          -3.02%   10.30%      15.52%
   Morningstar Small Blend Category            12.89    13.03       15.92


*Period from December 6, 2000, date shares first offered to the public, through December 31, 2000.

Fund Operating Expenses

                                         Select    Preferred
                                          Class      Class

     Management Fees..................   0.75%       0.75%
     Other Expenses*..................   0.38        0.26

         Total Fund Operating Expenses   1.13%       1.01%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09

Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:
                             1 Year  3 Years

         Select Class         $115     $359

         Preferred Class       103      322



SMALLCAP GROWTH FUND
The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 65% of its assets in companies with a market capitalization of $1.5 billion or less at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Sub-Advisor, Invista, uses a bottom-up approach in its selection of individual securities that it believes have an above average potential for earnings growth. Selection is based on fundamental analysis of a company relative to other companies with the focus being on Invista's assessment of current and future sales growth and operating margins. Up to 25% of Fund assets may be invested in foreign securities.

Invista focuses its stock selections on established companies that it believes have a sustainable competitive advantage. Invista constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, small capitalization growth stocks, may underperform compared to the equity markets as a whole. The securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid and large-sized companies and may underperform as compared to the securities of larger companies. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.


Because the inception date of the Fund is December 2000, only limited historical performance data is available. The year-to-date return for the Select and Preferred as of March 31, 2001 is -10.94% and -11.05%, respectively.


Average annual total returns for the period ending December 31, 2000

This section shows how the Fund's cumulative returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

                 Since
       Class   Inception

     Select     -4.27%*
     Preferred  -4.27*

                                                Past One Past Five   Past Ten
                                                  Year     Years      Years

 Russell 2000 Growth Index                      -22.43%    7.14%      12.79%
 Morningstar Small Growth Category               -5.71    14.57       17.05

*Period from December 6, 2000, date shares first offered to the public, through December 31, 2000.

Fund Operating Expenses

                                         Select    Preferred
                                          Class      Class

     Management Fees..................   0.75%       0.75%
     Other Expenses*..................   0.38        0.26

         Total Fund Operating Expenses   1.13%       1.01%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09

Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:
                             1 Year  3 Years

         Select Class         $115     $359

         Preferred Class       103      322



SMALLCAP S&P 600 INDEX FUND
The Fund seeks long-term growth of capital.

Main Strategies
Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies that compose the Standard & Poor's* ("S&P") SmallCap 600 Index. The Sub-Advisor, Invista, attempts to mirror the investment performance of the index by allocating the Fund's assets in approximately the same weightings as the S&P SmallCap 600. The S&P SmallCap 600 is an unmanaged index of 600 domestic stocks chosen for market size, liquidity and industry group representation. Each stock is weighted by its market capitalization which means larger companies have greater representation in the index than smaller ones. Over the long-term, Invista seeks a very close correlation between performance of the Fund, before expenses, and that of the S&P SmallCap 600. It is unlikely that a perfect correlation of 1.00 will be achieved.

The Fund uses an indexing strategy and is not managed according to traditional methods of "active" investment management. Active management would include buying and selling securities based on economic, financial and investment judgement. Instead, the Fund uses a passive investment approach. Rather than judging the merits of a particular stock in selecting investments, Invista focuses on tracking the S&P SmallCap 600. Invista may also use stock index futures as a substitute for the sale or purchase of securities. It does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of poor stock performance.

The correlation between Fund and index performance may be affected by the Fund's expenses, changes in securities markets, changes in the composition of the index and the timing of purchases and sales of Fund shares. The Fund may invest in futures and options, which could carry additional risks such as losses due to unanticipated market price movements, and could also reduce the opportunity for gain.

Main Risks
Because of the difficulty and expense of executing relatively small stock trades, the Fund may not always be invested in the less heavily weighted S&P SmallCap 600 stocks. At times, the Fund's portfolio may be weighted differently from the S&P SmallCap 600, particularly if the Fund has a small level of assets to invest. In addition, the Fund's ability to match the performance of the S&P SmallCap 600 is affected to some degree by the size and timing of cash flows into and out of the Fund. The Fund attempts to minimize such effects.

Invista reserves the right to omit or remove any of the S&P SmallCap 600 stocks from the Fund if it determines that the stock is not sufficiently liquid. In addition, a stock might be excluded or removed from the Fund if extraordinary events or financial conditions lead Invista to believe that it should not be a part of the Fund's assets.

Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility (wide, rapid fluctuations), which is the principal risk of investing in the Fund.

Investments in companies with smaller market capitalizations may involve greater risks and price volatility than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

The net asset value of the Fund's shares is based on the values of the securities it holds. The value of the stocks owned by the Fund changes on a daily basis. The current share price reflects the activities of individual companies as well as general market and economic conditions. In the short-term, stock prices can fluctuate dramatically in response to these factors. The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies and may underperform as compared to the securities of larger companies. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive rather than active management style.

  * "Standard & Poor's SmallCap 600" and "S&P SmallCap 600" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed by the Manager. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.




Because the inception date of the Fund is December 2000, only limited historical performance data is available. The year-to-date return for the Select and Preferred as of March 31, 2001 is -6.44% and -6.53%, respectively.


Average annual total returns for the period ending December 31, 2000

This section shows how the Fund's cumulative returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

                 Since
       Class   Inception

     Select      6.91%*
     Preferred   6.91*

                                                 Past One Past Five   Past Ten
                                                   Year     Years      Years

  S&P SmallCap 600 Index                          11.80%   13.56%      17.43%
  Morningstar Small Blend Category                12.89    13.03       15.92

*Period from December 6, 2000, date shares first offered to the public, through December 31, 2000.

Fund Operating Expenses

                                         Select    Preferred
                                          Class      Class

     Management Fees..................   0.15%       0.15%
     Other Expenses*..................   0.38        0.26

         Total Fund Operating Expenses   0.53%       0.41%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09




Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:
                             1 Year  3 Years

         Select Class          $54     $170

         Preferred Class        42      132


SMALLCAP VALUE FUND
The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 65% of its assets in companies with a market capitalization of $1.5 billion or less at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies. Up to 25% of Fund assets may be invested in foreign securities.

The Fund specializes in stocks of small-sized companies that are undervalued at the time of purchase. These stocks are often characterized by below-average stock price/earnings ratios and above-average dividend yields. The Sub-Advisor, Invista, selects the Fund's investments primarily on the basis of fundamental security analysis, focusing on the company's financial stability, sales, earnings, dividend trends, return on equity and industry trends. The Fund often invests in stocks considered temporarily out of favor. Investors often overreact to bad news and do not respond quickly to good news. This results in undervalued stocks of the type held by this Fund.

Invista focuses its stock selections on established companies that it believes have a sustainable competitive advantage. Invista constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, small capitalization value stocks, may underperform compared to the equity markets as a whole. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid and large-sized companies and may underperform as compared to the securities of larger companies. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.



Because the inception date of the Fund is December 2000, only limited historical performance data is available. The year-to-date return for the Select and Preferred as of March 31, 2001 is -2.41% and -2.50%, respectively.


Average annual total returns for the period ending December 31, 2000

This section shows how the Fund's cumulative returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

                 Since
       Class   Inception

     Select      6.57%*
     Preferred   6.67*

                                            Past One Past Five   Past Ten
                                              Year     Years      Years

   Russell 2000 Value Index                  22.83%   12.59%      17.62%
   Morningstar Small Value Category          16.98    12.27       14.86

*Period from December 6, 2000, date shares first offered to the public, through December 31, 2000.

Fund Operating Expenses

                                         Select    Preferred
                                          Class      Class

     Management Fees..................   0.75%       0.75%
     Other Expenses*..................   0.38        0.26

         Total Fund Operating Expenses   1.13%       1.01%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09

Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:
                             1 Year  3 Years

         Select Class         $115     $359

         Preferred Class       103      322


TECHNOLOGY FUND
The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests primarily in common stocks and other securities of technology and telecommunications companies domiciled in any of the nations of the world. The Sub-Advisor, BT believes that as markets are becoming increasingly globalized, companies can no longer be researched on a purely regional basis. Companies are increasingly influenced by global, not just local trends, and for this reason BT believes that analysis and research needs to be conducted in a global context. BT considers companies in a broad range of technology-related industries, generally including: computers; software and peripheral products; electronics; communications equipment and services; and information services.

BT selects securities for the Fund based on its own global investment research. The research program is focused on three key criteria:

     o business franchise - considering factors such as the company's relationship with its suppliers and customers, the degree of rivalry with competitors as well as the exposure to regulatory and technological risk;
     o quality of management - assessing the company's management on its ability to execute current business plans, manage the capital invested in the business as well as the level of transparency with respect to strategy and operations; and
     o business valuation - determining the private market or `true business value' of the firm.

BT's qualitative analysis is complemented by disciplined valuation techniques. These include proprietary models as well as conventional market measurements and industry specific models of relative value. This analytical framework ensures consistency and transparency throughout the research process. Portfolios are constructed and managed within predetermined guidelines that are regularly monitored by BT.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility.

In addition, foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. Foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

The Fund may invest in securities of companies with small to medium market capitalizations. While small companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risk and should be considered speculative. Small to mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. Historically, these securities have fluctuated in price more than larger company securities, especially over the short-term.

The Fund is also subject to the risk that its principal market segment, technology stocks, may underperform compared to other market segments or to the equity markets as a whole. The competitive pressures of advancing technology and the number of companies and product offerings which continue to expand could cause technology companies to become increasingly sensitive to short product cycles and aggressive pricing. To the extent that the Fund's investments are concentrated in issuers conducting business in the same industry, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that industry.


The Fund is a non-diversified investment company, as defined in the Investment Company Act of 1940, which means that a relatively high percentage of assets of the Fund may be invested in stocks of a limited number of issuers. The share price of the Fund may be more volatile than the share price of a diversified fund. The value of the shares of the Fund may be more susceptible to a single economic, political or regulatory occurrence than the shares of a diversified investment company.


Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.

The net asset value of the Fund's shares is based on the values of the securities it holds. The value of the stocks owned by the Fund changes on a daily basis. In the short-term, stock prices can fluctuate dramatically in response to these factors. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital in the technology and telecommunications sector and who are able to assume the increased risks of higher price volatility associated with such investments. In addition, an investor must be able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.



Because the inception date of the Fund is December 2000, only limited historical performance data is available. The year-to-date return for the Select and Preferred as of March 31, 2001 is -26.39% and -26.39%, respectively.

Average annual total returns for the period ending December 31, 2000

This section shows how the Fund's cumulative returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

                 Since
       Class   Inception

     Select    -12.45%*
     Preferred -12.45*


                                               Past One Past Five   Past Ten
                                                 Year     Years      Years

MSCI Global Technology and
   Telecommunications Index                    -42.13%    N/A         N/A
Morningstar Specialty - Technology Category    -33.13    23.53%      26.78%

*Period from December 6, 2000, date shares first offered to the public, through December 31, 2000.

Fund Operating Expenses

                                         Select    Preferred
                                          Class      Class

     Management Fees..................   1.00%       1.00%
     Other Expenses*..................   0.38        0.26

         Total Fund Operating Expenses   1.38%       1.26%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09

Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:
                             1 Year  3 Years

         Select Class         $140     $437

         Preferred Class       128      400


EUROPEAN FUND
The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests primarily in equity securities of companies domiciled or in the opinion of the Sub-Advisor, BT, having their core business in Europe. The Fund may also invest in other securities of such companies. The Fund offers an opportunity to invest in a region with a wide spread of industries and in companies which, in the opinion of BT, may be undervalued.

The Fund invests in securities listed on foreign or domestic securities exchanges, securities traded in foreign or domestic over-the-counter markets and depositary receipts. Under normal market conditions, the Fund invests at least 65% of its assets in European securities. These include securities of:

     o    companies organized under the laws of European countries;
     o companies for which the principal securities trading market is in a European country; and
     o companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from either goods or services produced or sales made in European countries.

The global equity investment philosophy of BT is to exploit market inefficiencies that arise from differing interpretations of market information. As a result, in BT's view, a company's share price does not always represent its true "business value." BT actively invests in those companies that it believes have been mispriced by investment markets. In order to exploit these inefficiencies successfully, BT seeks to enhance investment returns through:

     o rigorous proprietary stock research which enables their analysts to understand the:
          o    quality of the company;
          o    nature of its management;
          o    nature of its industry  competition;  and
          o    business valuation - the true "business value" of the company;
     o    maintaining global coverage within the universe of investment choices;
          and
     o maintaining a medium-term focus. As a result, the Fund's portfolio reflects the opportunities presented by mispriced companies that offer the potential for strong, long-term investment returns with an acceptable level of investment risk.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility. In addition, foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. Foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.

The Fund anticipates that its portfolio turnover may, on occasion, exceed 100%. Turnover rates in excess of 100% generally result in higher transaction costs and may have an adverse impact on Fund performance.

The Fund may invest in securities of companies with small to medium market capitalizations. While small companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risk and should be considered speculative. Small to mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. Historically, these securities have fluctuated in price more than larger company securities, especially over the short-term.

The net asset value of the Fund's shares is based on the values of the securities it holds. The value of the stocks owned by the Fund changes on a daily basis. In the short-term, stock prices can fluctuate dramatically in response to these factors. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital in European markets who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.



Because the inception date of the Fund is December 2000, only limited historical performance data is available. The year-to-date return for the Select and Preferred as of March 31, 2001 is -16.60% and -16.70%, respectively.

Average annual total returns for the period ending December 31, 2000

This section shows how the Fund's cumulative returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

                 Since
       Class   Inception

     Select      4.61%*
     Preferred   4.61*

                                                  Past One Past Five   Past Ten
                                                    Year     Years      Years

   MSCI Europe (15) Index - ND                     -8.39%   15.37%      13.48%
   Morningstar Europe Stock Category               -6.58    15.48       12.14

*Period from December 6, 2000, date shares first offered to the public, through December 31, 2000.

Fund Operating Expenses

                                         Select    Preferred
                                          Class      Class

     Management Fees..................   1.00%       1.00%
     Other Expenses*..................   0.38        0.26

         Total Fund Operating Expenses   1.38%       1.26%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09

Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                              1 Year  3 Years

          Select Class         $140     $437

          Preferred Class       128      400


INTERNATIONAL EMERGING MARKETS FUND
The Fund seeks long-term growth of capital.

Main Strategies
The Fund seeks to achieve its objective by investing in common stocks of companies in emerging market countries. For this Fund, the term "emerging market country" means any country which is considered to be an emerging country by the international financial community (including the International Bank for Reconstruction and Development (also known as the World Bank) and the International Financial Corporation). These countries generally include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe. Investing in many emerging market countries is not feasible or may involve unacceptable political risk. Invista, the Sub-Advisor, focuses on those emerging market countries that it believes have strongly developing economies and markets which are becoming more sophisticated.

Under normal conditions, at least 65% of the Fund's assets are invested in emerging market country equity securities. The Fund invests in securities of: o companies with their principal place of business or principal office in emerging market countries; o companies for which the principal securities trading market is an emerging market country; or o companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from either goods or services produced in emerging market countries or sales made in emerging market countries.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility. In addition, foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. Foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.

Investments in emerging market countries involve special risks. Certain emerging market countries have historically experienced, and may continue to experience, certain economic problems. These may include: high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of debt, balance of payments and trade difficulties, and extreme poverty and unemployment.

The Fund may invest in securities of companies with small to medium market capitalizations. While small companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risk and should be considered speculative. Small to mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. Historically, these securities have fluctuated in price more than larger company securities, especially over the short-term.

The net asset value of the Fund's shares is based on the values of the securities it holds. The value of the stocks owned by the Fund changes on a daily basis. The current share price reflects the activities of individual companies as well as general market and economic conditions. In the short-term, stock prices can fluctuate dramatically in response to these factors. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

The Fund anticipates that its portfolio turnover will typically range from 200% to 300%. Turnover rates in excess of 100% generally result in higher transaction costs and a possible increase in short-term capital gains (or losses).

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital in securities of emerging market countries who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.



Because the inception date of the Fund is December 2000, only limited historical performance data is available. The year-to-date return for the Select and Preferred as of March 31, 2001 is -7.65% and -7.75%, respectively.


Average annual total returns for the period ending December 31, 2000

This section shows how the Fund's cumulative returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

                 Since
       Class   Inception

     Select     -1.08%*
     Preferred  -1.18*

                                               Past One Past Five   Past Ten
                                                 Year     Years      Years

MSCI - Emerging Markets Free Index - ID        -30.61%   -4.17%       8.25%
Morningstar Diversified Emerging
                Markets Category               -31.11    -2.08        1.96

*Period from December 6, 2000, date shares first offered to the public, through December 31, 2000.

Fund Operating Expenses

                                         Select    Preferred
                                          Class      Class

     Management Fees..................   1.35%       1.35%
     Other Expenses*..................   0.38        0.26

         Total Fund Operating Expenses   1.73%       1.61%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09

Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                             1 Year  3 Years

         Select Class         $176     $545

         Preferred Class       164      508



INTERNATIONAL FUND I
The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests in a portfolio of equity securities of companies domiciled in any of the nations of the world. The Fund invests in securities of:

     o companies with their principal place of business or principal office outside the U.S.;
     o companies for which the principal securities trading market is outside the U.S.; and
     o companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from goods or services produced or sales made outside the U.S.

The Fund has no limitation on the percentage of assets that are invested in any one country or denominated in any one currency. However under normal market conditions, the Fund intends to have at least 65% of its assets invested in companies in at least three different countries. One of those countries may be the U.S. though currently the Fund does not intend to invest in equity securities of U.S. companies.

Investments may be made anywhere in the world. Primary consideration is given to securities of corporations of Western Europe, North America and Australasia
(Australia, Japan and Far East Asia). Changes in investments are made as prospects change for particular countries, industries or companies.

In choosing investments for the Fund, the Sub-Advisor, Invista, pays particular attention to the long-term earnings prospects of the various companies under consideration. Invista then weighs those prospects relative to the price of the security.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility. In addition, foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. Foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.

The Fund may invest in securities of companies with small to medium market capitalizations. While small companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risk and should be considered speculative. Small to mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. Historically, these securities have fluctuated in price more than larger company securities, especially over the short-term.

The net asset value of the Fund's shares is based on the values of the securities it holds. The value of the stocks owned by the Fund changes on a daily basis. The current share price reflects the activities of individual companies as well as general market and economic conditions. In the short-term, stock prices can fluctuate dramatically in response to these factors. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital in markets outside of the U.S. who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.


Because the inception date of the Fund is December 2000, only limited historical performance data is available. The year-to-date return for the Select and Preferred as of March 31, 2001 is -17.22% and -17.32%, respectively.


Average annual total returns for the period ending December 31, 2000

This section shows how the Fund's cumulative returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

                 Since
       Class   Inception

     Select      3.79%*
     Preferred   3.79*

                                                 Past One Past Five   Past Ten
                                                   Year     Years      Years

  MSCI EAFE (Europe, Australia,
                Far East) Index-ND               -14.17%    7.13%       8.24%
  Morningstar Foreign Stock Category             -15.66     9.43        9.57

*Period from December 6, 2000, date shares first offered to the public, through December 31, 2000.

Fund Operating Expenses

                                         Select    Preferred
                                          Class      Class

     Management Fees..................   0.90%       0.90%
     Other Expenses*..................   0.38        0.26

         Total Fund Operating Expenses   1.28%       1.16%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09

Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                             1 Year  3 Years

         Select Class         $130     $406

         Preferred Class       118      368



INTERNATIONAL II
The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests in common stocks and other securities of companies domiciled in any of the nations of the world. The Fund invests in securities listed on foreign or domestic securities exchanges, securities traded in foreign or domestic over-the-counter markets and depositary receipts. It purchases securities of:

     o companies with their principal place of business or principal offices outside the U.S.;
     o companies for which the principal securities trading market is outside the U.S.; or
     o companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from either goods or services produced or sales made outside the U.S.

The Sub-Advisor, BT, selects securities for the Fund based on its own global investment research. The research program is focused on three key criteria:

     o business franchise - considering factors such as the company's relationship with its suppliers and customers, the degree of rivalry with competitors as well as the exposure to regulatory and technological risk;
     o quality of management - assessing the company's management on its ability to execute current business plans, manage the capital invested in the business as well as the level of transparency with respect to strategy and operations; and
     o business valuation - determining the private market or `true business value' of the firm.

BT's qualitative analysis is complemented by disciplined valuation techniques. These include proprietary models as well as conventional market measurements and industry specific models of relative value. This analytical framework ensures consistency and transparency throughout the research process. Portfolios are constructed and managed within predetermined guidelines that are regularly monitored by BT.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility.

In addition, foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. Foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.

The Fund may invest in securities of companies with small to medium market capitalizations. While small companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risk and should be considered speculative. Small to mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. Historically, these securities have fluctuated in price more than larger company securities, especially over the short-term.

The net asset value of the Fund's shares is based on the values of the securities it holds. The value of the stocks owned by the Fund changes on a daily basis. In the short-term, stock prices can fluctuate dramatically in response to these factors. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking growth of capital in markets outside of the U.S. who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.



Because the inception date of the Fund is December 2000, only limited historical performance data is available. The year-to-date return for the Select and Preferred as of March 31, 2001 is -14.91% and -14.91%, respectively.


Average annual total returns for the period ending December 31, 2000

This section shows how the Fund's cumulative returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

                 Since
       Class   Inception

     Select     -0.39%*
     Preferred  -0.39*

                                                Past One Past Five   Past Ten
                                                  Year     Years      Years

 MSCI EAFE (Europe, Australia, Far East) Index - ND-14.17% 7.13%       8.24%
 Morningstar Foreign Stock Category             -15.66     9.43        9.57

*Period from December 6, 2000, date shares first offered to the public, through December 31, 2000.

Fund Operating Expenses

                                         Select    Preferred
                                          Class      Class

     Management Fees..................   1.00%       1.00%
     Other Expenses*..................   0.38        0.26

         Total Fund Operating Expenses   1.38%       1.26%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09

Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:
                             1 Year  3 Years

         Select Class         $140     $437

         Preferred Class       128      400


INTERNATIONAL SMALLCAP FUND
The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests primarily in equity securities of non-U.S. companies with comparatively smaller market capitalizations. Under normal market conditions, the Fund invests at least 65% of its assets in securities of companies having market capitalizations of $1.5 billion or less at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Fund invests in securities of:

     o companies with their principal place of business or principal office outside the U.S.;
     o companies for which the principal securities trading market is outside the U.S.; and
     o companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from goods or services produced or sales made outside the U.S.

The Sub-Advisor, Invista, diversifies the Fund's investments geographically. There is no limitation on the percentage of assets that may be invested in one country or denominated in any one currency. However, under normal market circumstances, the Fund intends to invest at least 65% of its assets in securities of companies of at least three countries.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility. In addition, foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. Foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.

The Fund may invest in securities of companies with small to medium market capitalizations. While small companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risk and should be considered speculative. Small to mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. Historically, these securities have fluctuated in price more than larger company securities, especially over the short-term.

The net asset value of the Fund's shares is based on the values of the securities it holds. The value of the stocks owned by the Fund changes on a daily basis. The current share price reflects the activities of individual companies as well as general market and economic conditions. In the short-term, stock prices can fluctuate dramatically in response to these factors. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital in smaller companies outside of the U.S. who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.


Because the inception date of the Fund is December 2000, only limited historical performance data is available. The year-to-date return for the Select and Preferred as of March 31, 2001 is -17.07% and -16.97%, respectively.


Average annual total returns for the period ending December 31, 2000

This section shows how the Fund's cumulative returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

                 Since
       Class   Inception

     Select      1.46%*
     Preferred   1.46*

                                                Past One Past Five   Past Ten
                                                  Year     Years      Years

 Salomon Smith Barney DISC less than
        $2 Billion Index                         -8.34%    1.93%       4.67%
 Morningstar Foreign Stock Category             -15.66     9.43        9.57

*Period from December 6, 2000, date shares first offered to the public, through December 31, 2000.

Fund Operating Expenses

                                         Select    Preferred
                                          Class      Class

     Management Fees..................   1.00%       1.00%
     Other Expenses*..................   0.38        0.26

         Total Fund Operating Expenses   1.38%       1.26%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09

Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:
                             1 Year  3 Years

         Select Class         $161     $499

         Preferred Class       149      462



PACIFIC BASIN FUND
The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests primarily in equity securities (or other securities with equity characteristics) of issuers located in the Pacific Basin region, including Japan. The Fund invests in securities listed on foreign or domestic securities exchanges, securities traded in foreign or domestic over-the-counter markets and depositary receipts. Under normal market conditions, the Fund invests at least 65% of its assets in such securities. The Fund's investments are generally diversified among securities of issuers of several Pacific Basin countries, which include but are not limited to: Australia, China, Hong Kong, India, Indonesia, Japan, Malaysia, New Zealand, Singapore, Sri Lanka, South Korea, Thailand, Taiwan and Vietnam. These include securities of: o companies organized under the laws of Pacific Basin countries; o companies for which the principal securities trading market is in a Pacific Basin country; and o companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from either goods or services produced or sales made in Pacific Basin countries.

Under normal market conditions, the Fund intends to have at least 65% of its assets invested in companies in Pacific Basin countries and may have a significant portion of its assets invested in securities of issuers in Japan. Criteria for determining the distribution of investments include the prospects for relative growth among foreign countries, expected levels of inflation, government policies influencing business conditions and the range of opportunities available to international investors.

The global equity investment philosophy of BT, the Sub-Advisor, is to exploit market inefficiencies that arise from differing interpretations of market information. As a result, in BT's view, a company's share price does not always represent its true "business value." BT actively invests in those companies that it believes have been mispriced by investment markets. In order to exploit these inefficiencies successfully, BT seeks to enhance investment returns through: o rigorous proprietary stock research which enables their analysts to understand the:
     o   quality of the company;
     o   nature of its management;
     o   nature of its industry competition; and
     o business valuation - the true "business value" of the company; o maintaining global coverage within the universe of investment choices; and o maintaining a medium-term focus.
As a result, the Fund's portfolio reflects the opportunities presented by mispriced companies that offer the potential for strong, long-term investment returns with an acceptable level of investment risk.


Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility. In addition, foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. Foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.

The Fund anticipates that its portfolio turnover may, on occasion, exceed 100%. Turnover rates in excess of 100% generally result in higher transaction costs and may have an adverse impact on fund performance.

The Fund may invest in securities of companies with small to medium market capitalizations. While small companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risk and should be considered speculative. Small to mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. Historically, these securities have fluctuated in price more than larger company securities, especially over the short-term.

The net asset value of the Fund's shares is based on the values of the securities it holds. The value of the stocks owned by the Fund changes on a daily basis. The current share price reflects the activities of individual companies as well as general market and economic conditions. In the short-term, stock prices can fluctuate dramatically in response to these factors. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

To the extent that the assets of the Fund are concentrated in securities of issuers in Japan, the value of the shares of the Fund may be more susceptible to a single economic, political or regulatory occurrence than shares of a Fund less concentrated in a single country.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital in Pacific Basin markets who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.



Because the inception date of the Fund is December 2000, only limited historical performance data is available. The year-to-date return for the Select and Preferred as of March 31, 2001 is -9.22% and -9.22%, respectively.

Average annual total returns for the period ending December 31, 2000

This section shows how the Fund's cumulative returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

                 Since
       Class   Inception

     Select    -10.03%*
     Preferred -10.03*

                                               Past One Past Five   Past Ten
                                                 Year     Years      Years

MSCI Pacific Free Index - ND                   -25.78%   -4.08%       1.54%
Morningstar Diversified
         Pacific/Asia Stock Category           -35.75    -3.50        5.65

*Period from December 6, 2000, date shares first offered to the public, through December 31, 2000.

Fund Operating Expenses

                                         Select    Preferred
                                          Class      Class

     Management Fees..................   1.00%       1.00%
     Other Expenses*..................   0.38        0.26

         Total Fund Operating Expenses   1.38%       1.26%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09

Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                             1 Year  3 Years

         Select Class         $140     $437

         Preferred Class       128      400


LIFETIME 2010 FUND
The Fund seeks a total return consisting of long-term growth of capital and current income.

Main Strategies
To pursue its goal, the Fund invests in shares of other Principal Investors Funds (the "underlying funds") which are described in this prospectus. The underlying funds are intended to give the Fund broad exposure to the domestic and foreign equity and fixed-income markets. At any time, the Sub-Advisor, Invista, may add or substitute underlying funds in which the Fund invests.

Currently, approximately 40% of the Fund's assets are invested in equity securities and 60% in fixed-income securities. In deciding how to allocate the Fund's assets among the underlying funds, Invista considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund.

Over time, shifts in the allocations to the underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years. Invista intends to allocate the Fund's assets so that approximately five to ten years after the year 2010, the Fund's asset allocation in the underlying funds matches the asset allocation of the LifeTime Strategic Income Fund. At that time, the Fund may be combined with the LifeTime Strategic Income Fund. The Board of Directors would need to determine at the time of the proposed combination that the combining of the funds is in the best interests of the funds' shareholders.

Main Risks
The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them.

The Fund's broad diversification is designed to cushion severe losses in any one investment sector and moderate the Fund's overall price swings. However, the Fund's share prices will fluctuate as the prices of the underlying funds rise or fall with changing market conditions.

Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. A company in which a particular underlying fund invests may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of the securities issued by such companies may decline. In addition, Invista's assessment of the potential growth of underlying funds held by the Fund may prove incorrect, resulting in losses or poor performance even in a rising market. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

In addition to the general stock market, certain underlying funds have additional risks. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. To the extent an underlying fund invests in foreign securities, it is also subject to the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

The values of the fixed-income securities in which certain underlying funds invest change daily. Their prices reflect changes in interest rates, market conditions and announcements of other economic, political of financial information. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.

Investor Profile
The Fund is generally a suitable investment for investors expecting to retire around the year 2010 or fund a cashflow need in the year 2010.


Because the inception date of the Fund is March 2001, only limited historical performance data is available. The return for the period March 1, 2001 through March 31, 2001 for the Select and Preferred is -2.40% and -2.40%, respectively.

As of June 1, 2001 the Fund's assets were allocated among the following underlying funds as follows:
Bond & Mortgage Securities     27%            Partners LargeCap Growth I      4%
Government Securities          18             Partners LargeCap Value         7
High-Quality Short-Term Bond   15             Partners SmallCap Growth I      2
International I                 8             SmallCap Growth                 2
LargeCap Growth                 6             SmallCap Value                  4
LargeCap Value                  7

Based on this allocation, the weighted average management fee of the underlying funds is 0.57%. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.

Fund Operating Expenses

                                        Select     Preferred
                                         Class       Class

     Management Fees*.................   0.1225%     0.1225%
     Other Expenses**.................   0.3800      0.2600

         Total Fund Operating Expenses   0.5025%     0.3825%

     * The Fund as a shareholder in the underlying funds, indirectly bears its pro rata share of the management fees incurred by each underlying fund. The Funds investment return is net of the underlying funds management fees. The management fee of each potential underlying fund is shown with the description of that fund.

     **Other Expenses
          Service Fee                    0.25%       0.17%
          Administrative Service Fee     0.13        0.09

Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                               1 Year    3 Years

         Select Class            $109     $341

         Preferred Class           97      303


LIFETIME 2020 FUND

The Fund seeks a total return consisting of long-term growth of capital and current income.

Main Strategies
To pursue its goal, the Fund invests in shares of other Principal Investors Funds (the "underlying funds") which are described in this prospectus. The underlying funds are intended to give the Fund broad exposure to the domestic and foreign equity and fixed-income markets. At any time, the Sub-Advisor, Invista, may add or substitute underlying funds in which the Fund invests.

Currently, approximately 50% of the Fund's assets are invested in equity securities and 50% in fixed-income securities. In deciding how to allocate the Fund's assets among the underlying funds, Invista considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund.

Over time, shifts in the allocations to the underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years. Invista intends to allocate the Fund's assets so that approximately five to ten years after the year 2020, the Fund's asset allocation in the underlying funds matches the asset allocation of the LifeTime Strategic Income Fund. At that time, the Fund may be combined with the LifeTime Strategic Income Fund. The Board of Directors would need to determine at the time of the proposed combination that the combining of the funds is in the best interests of the funds' shareholders.

Main Risks
The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them.

The Fund's broad diversification is designed to cushion severe losses in any one investment sector and moderate the Fund's overall price swings. However, the Fund's share prices will fluctuate as the prices of the underlying funds rise or fall with changing market conditions.

Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. A company in which a particular underlying fund invests may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of the securities issued by such companies may decline. In addition, Invista's assessment of the potential growth of underlying funds held by the Fund may prove incorrect, resulting in losses or poor performance even in a rising market. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

In addition to the general stock market, certain underlying funds have additional risks. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. To the extent an underlying fund invests in foreign securities, it is also subject to the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

The values of the fixed-income securities in which certain underlying funds invest change daily. Their prices reflect changes in interest rates, market conditions and announcements of other economic, political of financial information. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.

Investor Profile
The Fund is generally a suitable investment for investors expecting to retire around the year 2020 or fund a cashflow need in the year 2020.


Because the inception date of the Fund is March 2001, only limited historical performance data is available. The return for the period March 1, 2001 through March 31, 2001 for the Select and Preferred is -3.30% and -3.20%, respectively.


As of June 1, 2001 the Fund's assets were allocated among the following underlying funds as follows:
Bond & Mortgage Securities           30%      Partners LargeCap Growth I     6%
Government Securities                20       Partners LargeCap Value        8
International Emerging Markets        2       Partners SmallCap Growth I     2
International I                       8       SmallCap Growth                3
LargeCap Growth                       7       SmallCap Value                 5
LargeCap Value                        9


Based on this allocation, the weighted average management fee of the underlying funds is 0.62%. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.

Fund Operating Expenses

                                        Select     Preferred
                                         Class       Class

     Management Fees*.................   0.1225%     0.1225%
     Other Expenses**.................   0.3800      0.2600

         Total Fund Operating Expenses   0.5025%     0.3825%

     * The Fund as a shareholder in the underlying funds, indirectly bears its pro rata share of the management fees incurred by each underlying fund. The Funds investment return is net of the underlying funds management fees. The management fee of each potential underlying fund is shown with the description of that fund.

     **   Other Expenses
            Service Fee                    0.25%       0.17%
            Administrative Service Fee     0.13        0.09

Examples
The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:
                               1 Year    3 Years

         Select Class            $114     $357

         Preferred Class          102      319


LIFETIME 2030 FUND
The Fund seeks a total return consisting of long-term growth of capital and current income.

Main Strategies
To pursue its goal, the Fund invests in shares of other Principal Investors Funds (the "underlying funds") which are described in this prospectus. The underlying funds are intended to give the Fund broad exposure to the domestic and foreign equity and fixed-income markets. At any time, the Sub-Advisor, Invista, may add or substitute underlying funds in which the Fund invests.

Currently, approximately 60% of the Fund's assets are invested in equity securities and 40% in fixed-income securities. In deciding how to allocate the Fund's assets among the underlying funds, Invista considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund.

Over time, shifts in the allocations to the underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years. Invista intends to allocate the Fund's assets so that approximately five to ten years after the year 2030, the Fund's asset allocation in the underlying funds matches the asset allocation of the LifeTime Strategic Income Fund. At that time, the Fund may be combined with the LifeTime Strategic Income Fund. The Board of Directors would need to determine at the time of the proposed combination that the combining of the funds is in the best interests of the funds' shareholders.

Main Risks
The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them.

The Fund's broad diversification is designed to cushion severe losses in any one investment sector and moderate the Fund's overall price swings. However, the Fund's share prices will fluctuate as the prices of the underlying funds rise or fall with changing market conditions.

Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. A company in which a particular underlying fund invests may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of the securities issued by such companies may decline. In addition, Invista's assessment of the potential growth of underlying funds held by the Fund may prove incorrect, resulting in losses or poor performance even in a rising market. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

In addition to the general stock market, certain underlying funds have additional risks. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. To the extent an underlying fund invests in foreign securities, it is also subject to the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

The values of the fixed-income securities in which certain underlying funds invest change daily. Their prices reflect changes in interest rates, market conditions and announcements of other economic, political of financial information. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.

Investor Profile
The Fund is generally a suitable investment for investors expecting to retire around the year 2030 or fund a cashflow need in the year 2030.


Because the inception date of the Fund is March 2001, only limited historical performance data is available. The return for the period March 1, 2001 through March 31, 2001 for the Select and Preferred is -3.90% and -3.90%, respectively.

As of June 1, 2001 the Fund's assets were allocated among the following underlying funds as follows:

Bond & Mortgage Securities       24%     Partners LargeCap Growth I          7%
Government Securities            16      Partners LargeCap Value            11
International Emerging Markets    2      Partners SmallCap Growth I          3
International I                  10      SmallCap Growth                     3
LargeCap Growth                   8      SmallCap Value                      6
LargeCap Value                   10

Based on this allocation, the weighted average management fee of the underlying funds is 0.64%. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.

Fund Operating Expenses

                                        Select     Preferred
                                         Class       Class

     Management Fees*.................   0.1225%     0.1225%
     Other Expenses**.................   0.3800      0.2600

         Total Fund Operating Expenses   0.5025%     0.3825%

     * The Fund as a shareholder in the underlying funds, indirectly bears its pro rata share of the management fees incurred by each underlying fund. The Funds investment return is net of the underlying funds management fees. The management fee of each potential underlying fund is shown with the description of that fund.

     **Other Expenses
          Service Fee                    0.25%       0.17%
          Administrative Service Fee     0.13        0.09

Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                               1 Year    3 Years

         Select Class            $116     $363

         Preferred Class          104      325


LIFETIME 2040 FUND
The Fund seeks a total return consisting of long-term growth of capital and current income.

Main Strategies
To pursue its goal, the Fund invests in shares of other Principal Investors Funds (the "underlying funds") which are described in this prospectus. The underlying funds are intended to give the Fund broad exposure to the domestic and foreign equity and fixed-income markets. At any time, the Sub-Advisor, Invista, may add or substitute underlying funds in which the Fund invests.

Currently, approximately 70% of the Fund's assets are invested in equity securities and 30% in fixed-income securities. In deciding how to allocate the Fund's assets among the underlying funds, Invista considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund.

Over time, shifts in the allocations to the underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years. Invista intends to allocate the Fund's assets so that approximately five to ten years after the year 2040, the Fund's asset allocation in the underlying funds matches the asset allocation of the LifeTime Strategic Income Fund. At that time, the Fund may be combined with the LifeTime Strategic Income Fund. The Board of Directors would need to determine at the time of the proposed combination that the combining of the funds is in the best interests of the funds' shareholders.

Main Risks
The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them.

The Fund's broad diversification is designed to cushion severe losses in any one investment sector and moderate the Fund's overall price swings. However, the Fund's share prices will fluctuate as the prices of the underlying funds rise or fall with changing market conditions.

Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. A company in which a particular underlying fund invests may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of the securities issued by such companies may decline. In addition, Invista's assessment of the potential growth of underlying funds held by the Fund may prove incorrect, resulting in losses or poor performance even in a rising market. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

In addition to the general stock market, certain underlying funds have additional risks. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. To the extent an underlying fund invests in foreign securities, it is also subject to the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

The values of the fixed-income securities in which certain underlying funds invest change daily. Their prices reflect changes in interest rates, market conditions and announcements of other economic, political of financial information. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.

Investor Profile
The Fund is generally a suitable investment for investors expecting to retire around the year 2040 or fund a cashflow need in the year 2040.


Because the inception date of the Fund is March 2001, only limited historical performance data is available. The return for the period March 1, 2001 through March 31, 2001 for the Select and Preferred is -4.70% and -4.70%, respectively.

As of June 1, 2001 the Fund's assets were allocated among the following underlying funds as follows:



Bond & Mortgage Securities       18%   LargeCap Value                    12%
Government Securities            12    Partners LargeCap Growth I         9
International Emerging Markets    2    Partners LargeCap Value           12
International I                  10    Partners SmallCap Growth I         3
International SmallCap            2    SmallCap Growth                    4
LargeCap Growth                   9    SmallCap Value                     7


Based on this allocation, the weighted average management fee of the underlying funds is 0.67%. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.

Fund Operating Expenses

                                        Select     Preferred
                                         Class       Class

     Management Fees*.................   0.1225%     0.1225%
     Other Expenses**.................   0.3800      0.2600

         Total Fund Operating Expenses   0.5025%     0.3825%

     * The Fund as a shareholder in the underlying funds, indirectly bears its pro rata share of the management fees incurred by each underlying fund. The Funds investment return is net of the underlying funds management fees. The management fee of each potential underlying fund is shown with the description of that fund.

     **Other Expenses
          Service Fee                    0.25%       0.17%
          Administrative Service Fee     0.13        0.09

Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:
                               1 Year    3 Years

         Select Class            $119     $372

         Preferred Class          107      335


LIFETIME 2050 FUND
The Fund seeks a total return consisting of long-term growth of capital and current income.

Main Strategies
To pursue its goal, the Fund invests in shares of other Principal Investors Funds (the "underlying funds") which are described in this prospectus. The underlying funds are intended to give the Fund broad exposure to the domestic and foreign equity and fixed-income markets. At any time, the Sub-Advisor, Invista, may add or substitute underlying funds in which the Fund invests.

Currently, approximately 80% of the Fund's assets are invested in equity securities and 20% in fixed-income securities. In deciding how to allocate the Fund's assets among the underlying funds, Invista considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund.

Over time, shifts in the allocations to the underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years. Invista intends to allocate the Fund's assets so that approximately five to ten years after the year 2050, the Fund's asset allocation in the underlying funds matches the asset allocation of the LifeTime Income Fund. At that time, the Fund may be combined with the LifeTime Income Fund. The Board of Directors would need to determine at the time of the proposed combination that the combining of the funds is in the best interests of the funds' shareholders.

Main Risks
The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them.

The Fund's broad diversification is designed to cushion severe losses in any one investment sector and moderate the Fund's overall price swings. However, the Fund's share prices will fluctuate as the prices of the underlying funds rise or fall with changing market conditions.

Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. A company in which a particular underlying fund invests may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of the securities issued by such companies may decline. In addition, Invista's assessment of the potential growth of underlying funds held by the Fund may prove incorrect, resulting in losses or poor performance even in a rising market. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

In addition to the general stock market, certain underlying funds have additional risks. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. To the extent an underlying fund invests in foreign securities, it is also subject to the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

The values of the fixed-income securities in which certain underlying funds invest change daily. Their prices reflect changes in interest rates, market conditions and announcements of other economic, political of financial information. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.

Investor Profile
The Fund is generally a suitable investment for investors expecting to retire around the year 2050 or fund a cashflow need in the year 2050.


Because the inception date of the Fund is March 2001, only limited historical performance data is available. The return for the period March 1, 2001 through March 31, 2001 for the Select and Preferred is -5.40% and -5.40%, respectively.

As of June 1, 2001 the Fund's assets were allocated among the following underlying funds as follows:
Bond & Mortgage Securities         12%     LargeCap Value                  14%
Government Securities               8      Partners LargeCap Growth I      10
International Emerging Markets      3      Partners LargeCap Value         14
International I                    10      Partners SmallCap Growth I       4
International SmallCap              3      SmallCap Growth                  4
LargeCap Growth                    10      SmallCap Value                   8

Based on this allocation, the weighted average management fee of the underlying funds is 0.70%. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.

Fund Operating Expenses

                                        Select     Preferred
                                         Class       Class

     Management Fees*.................   0.1225%     0.1225%
     Other Expenses**.................   0.3800      0.2600

         Total Fund Operating Expenses   0.5025%     0.3825%

     * The Fund as a shareholder in the underlying funds, indirectly bears its pro rata share of the management fees incurred by each underlying fund. The Funds investment return is net of the underlying funds management fees. The management fee of each potential underlying fund is shown with the description of that fund.

     **Other Expenses
          Service Fee                    0.25%       0.17%
          Administrative Service Fee     0.13        0.09

Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:
                               1 Year    3 Years

         Select Class            $123     $382

         Preferred Class          110      344


LIFETIME STRATEGIC INCOME FUND
The Fund seeks high current income.

Main Strategies
To pursue its goal, the Fund invests in shares of other Principal Investors Funds (the "underlying funds") which are described in this prospectus. The Fund allocates its assets in the underlying funds using a moderate allocation strategy that is intended to give the Fund exposure to the domestic and foreign equity and fixed-income markets. At any time, the Sub-Advisor, Invista, may add or substitute underlying funds in which the Fund invests.

Currently, approximately 25% of the Fund's assets are invested in equity securities and 75% in fixed-income securities. In deciding how to allocate the Fund's assets among the underlying funds, Invista considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund.

Main Risks
The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them.

The Fund's broad diversification is designed to moderate the Fund's overall price swings. However, the Fund's share prices will fluctuate as the prices of the underlying funds rise or fall with changing market conditions.

Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. A company in which a particular underlying fund invests may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of the securities issued by such companies may decline. In addition, Invista's assessment of the potential growth of underlying funds held by the Fund may prove incorrect, resulting in losses or poor performance even in a rising market. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

In addition to the general stock market, certain underlying funds have additional risks. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. To the extent an underlying fund invests in foreign securities, it is also subject to the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

The values of the fixed-income securities in which certain underlying funds invest change daily. Their prices reflect changes in interest rates, market conditions and announcements of other economic, political of financial information. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.

Investor Profile
The Fund is generally a suitable investment for investors in retirement.


Because the inception date of the Fund is March 2001, only limited historical performance data is available. The return for the period March 1, 2001 through March 31, 2001 for the Select and Preferred is -1.70% and -1.70%, respectively.


As of June 1, 2001 the Fund's assets were allocated among the following underlying funds as follows:
Bond & Mortgage Securities        21%     Money Market                    10%
Government Securities             14      Partners LargeCap Growth I       4
High-Quality Short-Term Bond      25      Partners LargeCap Value          5
International I                    6      Partners SmallCap Growth I       1
LargeCap Growth                    4      SmallCap Growth                  2
LargeCap Value                     5      SmallCap Value                   3


Based on this allocation, the weighted average management fee of the underlying funds is 0.53%. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.

Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:
                                1 Year    3 Years

          Select Class            $105     $329

          Preferred Class           93      291


THE COSTS OF INVESTING

Fees and Expenses of the Funds
The shares of the Funds are sold without a front-end sales charge and do not have a contingent deferred sales charge. There is no sales charge on shares of the Funds purchased with reinvested dividends or other distributions. The Funds do not pay any fees other than those described below and do not pay any other expenses.

Ongoing Fees
Ongoing Fees reduce the value of each share. Because they are ongoing, they increase the cost of investing in the Funds.

Each LifeTime Fund, as a shareholder in the underlying funds, bears its pro rata share of the management fees incurred by each underlying fund. The investment return of each LifeTime Fund is net of the underlying funds' management fee.

Each Fund pays ongoing fees to the Manager and others who provide services to the Fund. These fees include:
o Management Fee - Through the Management Agreement with the Fund, the Manager has agreed to provide investment advisory services and corporate administrative services to the Funds.
o Service Fee - The Manager has entered into a Services Agreement with the Fund under which the Manager performs personal services to shareholders of the Select and Preferred share classes.
o Administrative Service Fee - The Manager has entered into an Administrative Services Agreement with the Fund under which the Manager provides transfer agent and corporate administrative services to the Fund. In addition, the Manager has assumed the responsibility for communications with and recordkeeping services for beneficial owners of Fund shares of the Select and Preferred classes.


o Portfolio Accounting Services - The Manager has entered into an agreement with the Fund under which the Manager supplies portfolio accounting services. Currently there is no charge for these services.

Redemption Fees (Capital Preservation Fund only)
A 2% redemption fee may be incurred when shares of the Capital Preservation Fund are redeemed. See "Shareholder Information - Redemption of Fund Shares."

Conversion Features
Principal Investors Fund will:

     o convert all Select shares held by a plan to Preferred shares if the aggregate value of the plan assets exceeds $10 million on the annual determination date (which shall be the 75th day (or prior business day) before the plan year-end);

     o convert all Preferred shares held by a plan to Select shares if the aggregate value of the plan assets is less than $8 million on the annual determination date;

     o effect the conversion on the basis of relative net assets of the two classes without any charge; and

     o make the conversion effective on the 30th day (or next business day) after the annual determination date.

CERTAIN INVESTMENT STRATEGIES AND RELATED RISKS

The information in this section does not directly apply to the LifeTime Funds. It does apply to the underlying funds in which the LifeTime Funds invest. The Statement of Additional Information (SAI) contains additional information about investment strategies and their related risks.

Securities and Investment Practices
Equity securities include common stocks, preferred stocks, convertible securities, depositary receipts, rights and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and in overall market and economic conditions. Smaller companies are especially sensitive to these factors.

Fixed-income securities include bonds and other debt instruments that are used by issuers to borrow money from investors. The issuer generally pays the investor a fixed, variable or floating rate of interest. The amount borrowed must be repaid at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values.

Fixed-income securities are sensitive to changes in interest rates. In general, fixed-income security prices rise when interest rates fall and fall when interest rates rise. Longer term bonds and zero coupon bonds are generally more sensitive to interest rate changes.

Fixed-income security prices are also affected by the credit quality of the issuer. Investment grade debt securities are medium and high quality securities. Some bonds, such as lower grade or "junk" bonds, may have speculative characteristics and may be particularly sensitive to economic conditions and the financial condition of the issuers.

Repurchase Agreements and Loaned Securities
Each of the Funds may invest a portion of its assets in repurchase agreements. Repurchase agreements typically involve the purchase of debt securities from a financial institution such as a bank, savings and loan association or broker-dealer. A repurchase agreement provides that the Fund sells back to the seller and that the seller repurchases the underlying securities at a specified price on a specific date. Repurchase agreements may be viewed as loans by a Fund collateralized by the underlying securities. This arrangement results in a fixed rate of return that is not subject to market fluctuation while the Fund holds the security. In the event of a default or bankruptcy by a selling financial institution, the affected Fund bears a risk of loss. To minimize such risks, the Fund enters into repurchase agreements only with large, well-capitalized and well-established financial institutions. In addition, the value of the collateral underlying the repurchase agreement is always at least equal to the repurchase price, including accrued interest.

Each  of  the  Funds  may  lend  its  portfolio   securities   to   unaffiliated
broker-dealers and other unaffiliated qualified financial institutions.

Currency Contracts
The Funds may each enter into forward currency contracts, currency futures contracts and options, and options on currencies for hedging and other non-speculative purposes. A forward currency contract involves a privately negotiated obligation to purchase or sell a specific currency at a future date at a price set in the contract. A Fund will not hedge currency exposure to an extent greater than the aggregate market value of the securities held or to be purchased by the Fund (denominated or generally quoted or currently convertible into the currency).

Hedging is a technique used in an attempt to reduce risk. If a Fund's Sub-Advisor hedges market conditions incorrectly or employs a strategy that does not correlate well with the Fund's investment, these techniques could result in a loss. These techniques may increase the volatility of a Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the other party to the transaction does not perform as promised. There is also a risk of government action through exchange controls that would restrict the ability of the Fund to deliver or receive currency.

Forward Commitments
Each of the Funds may enter into forward commitment agreements. These agreements call for the Fund to purchase or sell a security on a future date at a fixed price. Each of the Funds may also enter into contracts to sell its investments either on demand or at a specific interval.

Warrants
Each of the Funds may invest up to 5% of its assets in warrants. A warrant is a certificate granting its owner the right to purchase securities from the issuer at a specified price, normally higher than the current market price.

Risks of High Yield Securities
The Balanced and Bond & Mortgage Securities Funds each may invest in debt securities rated lower than BBB by S&P or Baa by Moody's or, if not rated, determined to be of equivalent quality by the Sub-Advisor. Such securities are sometimes referred to as high yield or "junk bonds" and are considered speculative.

Investment in high yield bonds involves special risks in addition to the risks associated with investment in highly rated debt securities. High yield bonds may be regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Moreover, such securities may, under certain circumstances, be less liquid than higher rated debt securities.

Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher quality debt securities. The ability of a Fund to achieve its investment objective may, to the extent of its investment in high yield bonds, be more dependent on such credit analysis than would be the case if the Fund were investing in higher quality bonds.

High yield bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade bonds. The prices of high yield bonds have been found to be less sensitive to interest rate changes than more highly rated investments, but more sensitive to adverse economic downturns or individual corporate developments. If the issuer of high yield bonds defaults, a Fund may incur additional expenses to seek recovery.

The secondary market on which high yield bonds are traded may be less liquid than the market for higher grade bonds. Less liquidity in the secondary trading market could adversely affect the price at which a Fund could sell a high yield bond and could adversely affect and cause large fluctuations in the daily price of the Fund's shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of high yield bonds, especially in a thinly traded market.

The use of credit ratings for evaluating high yield bonds also involves certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield bonds. Also, credit rating agencies may fail to change credit ratings in a timely manner to reflect subsequent events. If a credit rating agency changes the rating of a portfolio security held by a Fund, the Fund may retain the security if the Sub-Advisor thinks it is in the best interest of shareholders.

Derivatives
To the extent permitted by its investment objectives and policies, each of the Funds may invest in securities that are commonly referred to as derivative securities. Generally, a derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. Certain derivative securities are described more accurately as index/structured securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices or other financial indicators (reference indices).

Some derivatives, such as mortgage-related and other asset-backed securities, are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.

There are many different types of derivatives and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect a Fund from exposure to changing interest rates, securities prices, or currency exchange rates and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities.

No Fund may invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the Fund. For example, a security whose underlying value is linked to the price of oil would not be a permissible investment because the Funds may not invest in oil leases or futures.

The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates. The risks associated with derivative investments include:

     o the risk that the underlying security, interest rate, market index or other financial asset will not move in the direction the Sub-Advisor anticipated;
     o the possibility that there may be no liquid secondary market which may make it difficult or impossible to close out a position when desired;
     o the risk that adverse price movements in an instrument can result in a loss substantially greater than a Fund's initial investment; and
     o    the counterparty may fail to perform its obligations.

Foreign Securities
Each of the Funds may invest in securities of foreign companies. For the purpose of this restriction, foreign companies are:

     o companies with their principal place of business or principal office outside the U.S.; and
     o companies for which the principal securities trading market is outside the U.S.

Foreign companies may not be subject to the same uniform accounting, auditing and financial reporting practices as are required of U.S. companies. In addition, there may be less publicly available information about a foreign company than about a U.S. company. Securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Commissions on foreign securities exchanges may be generally higher than those on U.S. exchanges, although each Fund seeks the most favorable net results on its portfolio transactions.

Foreign markets also have different clearance and settlement procedures than those in U.S. markets. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct these transactions. Delays in settlement could result in temporary periods when a portion of Fund assets is not invested and earning no return. If a Fund is unable to make intended security purchases due to settlement problems, the Fund may miss attractive investment opportunities. In addition, a Fund may incur a loss as a result of a decline in the value of its portfolio if it is unable to sell a security.

With respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect a Fund's investments in those countries. In addition, a Fund may also suffer losses due to nationalization, expropriation or differing accounting practices and treatments. Investments in foreign securities are subject to laws of the foreign country that may limit the amount and types of foreign investments. Changes of governments or of economic or monetary policies, in the U.S. or abroad, changes in dealings between nations, currency convertibility or exchange rates could result in investment losses for a Fund. Finally, even though certain currencies may be convertible into U.S. dollars, the conversion rates may be artificial relative to the actual market values and may be unfavorable to Fund investors.

Foreign securities are often traded with less frequency and volume, and therefore may have greater price volatility, than is the case with many U.S. securities. Brokerage commissions, custodial services, and other costs relating to investment in foreign countries are generally more expensive than in the U.S. Though the Funds intend to acquire the securities of foreign issuers where there are public trading markets, economic or political turmoil in a country in which a Fund has a significant portion of its assets or deterioration of the relationship between the U.S. and a foreign country may negatively impact the liquidity of a Fund's portfolio. A Fund may have difficulty meeting a large number of redemption requests. Furthermore, there may be difficulties in obtaining or enforcing judgments against foreign issuers.

A Fund may choose to invest in a foreign company by purchasing depositary receipts. Depositary receipts are certificates of ownership of shares in a foreign based issuer held by a bank or other financial institution. They are alternatives to purchasing the underlying security but are subject to the foreign securities to which they relate.

Investments in companies of developing countries may be subject to higher risks than investments in companies in more developed countries. These risks include:

     o    increased social, political and economic instability;
     o a smaller market for these securities and low or nonexistent volume of trading that results in a lack of liquidity and in greater price volatility;
     o lack of publicly available information, including reports of payments of dividends or interest on outstanding securities;
     o foreign government policies that may restrict opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests;
     o    relatively new capital market structure or market-oriented economy;
     o the possibility that recent favorable economic developments may be slowed or reversed by unanticipated political or social events in these countries;
     o restrictions that may make it difficult or impossible for the Fund to vote proxies, exercise shareholder rights, pursue legal remedies, and obtain judgments in foreign courts; and
     o possible losses through the holding of securities in domestic and foreign custodial banks and depositories.

In addition, many developing countries have experienced substantial, and in some periods, extremely high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of those countries.

Repatriation of investment income, capital and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. A Fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for repatriation.

Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

Securities of Smaller Companies
The Funds may invest in securities of companies with small- or mid-sized market capitalizations. Market capitalization is defined as total current market value of a company's outstanding common stock. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be less mature than larger companies. At this earlier stage of development, the companies may have limited product lines, reduced market liquidity for their shares, limited financial resources or less depth in management than larger or more established companies. Small companies also may be less significant within their industries and may be at a competitive disadvantage relative to their larger competitors. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies.

Unseasoned Issuers
The Funds may invest in the securities of unseasoned issuers. Unseasoned issuers are companies with a record of less than three years continuous operation, including the operation of predecessors and parents. Unseasoned issuers by their nature have only a limited operating history that can be used for evaluating the company's growth prospects. As a result, investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company's management and less emphasis on fundamental valuation factors than would be the case for more mature growth companies. In addition, many unseasoned issuers also may be small companies and involve the risks and price volatility associated with smaller companies.

Temporary Defensive Measures
For temporary defensive purposes in times of unusual or adverse market conditions, the Funds may invest without limit in cash and cash equivalents. For this purpose, cash equivalents include: bank notes, bank certificates of deposit, bankers' acceptances, repurchase agreements, commercial paper, and commercial paper master notes which are floating rate debt instruments without a fixed maturity. In addition, a Fund may purchase U.S. Government securities, preferred stocks and debt securities, whether or not convertible into or carrying rights for common stock.

There is no limit on the extent to which the Funds may take temporary defensive measures. In taking such measures, the Fund may fail to achieve its investment objective.


Portfolio Turnover
"Portfolio Turnover" is the term used in the industry for measuring the amount of trading that occurs in a Fund's portfolio during the year. For example, a 100% turnover rate means that on average every security in the portfolio has been replaced once during the year.

Funds with high turnover rates (more than 100%) often have higher transaction costs (which are paid by the Fund) and may have an adverse impact on the Fund's performance. No turnover rate can be calculated for the Money Market Fund because of the short maturities of the securities in which it invests. No turnover rate is calculated for the Capital Preservation Fund as it is new. Turnover rates for each of the other Funds may be found in the Fund's Financial Highlights table.

Please consider all the factors when you compare the turnover rates of different funds. A fund with consistently higher total returns and higher turnover rates than another fund may actually be achieving better performance precisely because the managers are active traders.


MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE

The Manager
Principal Management Corporation serves as the Manager for the Fund. Through the Management Agreement with the Fund, the Manager has agreed to handle the investment advisory services and provide certain corporate administrative services for the Fund. The Fund and the Manager have also entered into a Service Agreement under which the Manager provides personal services to shareholders of each Fund. Additionally, the Fund and the Manager have entered into an Administrative Services Agreement under which the Manager has agreed to provide transfer agency services and certain shareholder services for beneficial owners of the Select and Preferred Fund classes of shares. The Fund and the Manager have entered into a Portfolio Accounting Services Agreement under which the Manager provides portfolio accounting services.

The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of December 31, 2000, the mutual funds it manages had assets of approximately $6.6 billion. The Manager's address is Principal Financial Group, Des Moines, Iowa 50392-0200.

The Sub-Advisors
The Manager has signed contracts with various Sub-Advisors. Under the Sub-Advisory agreements, the Sub-Advisor agrees to assume the obligations of the Manager to provide investment advisory services for a specific Fund. For these services, the Sub-Advisor is paid a fee by the Manager.

Sub-Advisor:      Invista,  an indirectly  wholly-owned  subsidiary of Principal
                  Life Insurance Company and an affiliate of the Manager, was founded in 1985. It manages investments for institutional investors, including Principal Life. Assets under management as of December 31, 2000 were approximately $27.4 billion.
                  Invista's  address is 1900 Hub Tower, 699 Walnut,  Des Moines,
                  Iowa 50309.

                                                             Day-to-day
            Funds                                           Fund Management

 Balanced                                                   Doug Herold
                                                            Dirk Laschanzky
                                                            Mary Sunderland

 International Emerging Markets                             Michael Marusiak
                                                            Michael Reynal

 International I                                            Kurt Spieler

 International SmallCap                                     Brian W. Pattinson

 LargeCap Blend                                             Scott Opsal

 LargeCap Growth                                            Mary Sunderland

 LargeCap S&P 500 Index                                     Robert Baur
                                                            Rhonda VanderBeek

 LargeCap Value                                             John Pihlblad

 LifeTime 2010                                              Dirk Laschanzky
                                                            Douglas R. Ramsey

 LifeTime 2020                                              Dirk Laschanzky
                                                            Douglas R. Ramsey

 LifeTime 2030                                              Dirk Laschanzky
                                                            Douglas R. Ramsey

 LifeTime 2040                                              Dirk Laschanzky
                                                            Douglas R. Ramsey

 LifeTime 2050                                              Dirk Laschanzky
                                                            Douglas R. Ramsey

 LifeTime Strategic Income                                  Dirk Laschanzky
                                                            Douglas R. Ramsey


                                                              Day-to-day
            Funds                                           Fund Management

 MidCap Blend                                               K. William Nolin

 MidCap Growth                                              John McClain

 MidCap S&P 400 Index                                       Robert Baur
                                                            Rhonda VanderBeek

 MidCap Value                                               Catherine A. Zaharis

 SmallCap Blend                                             Michael L. Johnson
                                                            Tom Morabito

 SmallCap Growth                                            John McClain

 SmallCap S&P 600 Index                                     Robert Baur
                                                            Rhonda VanderBeek

 SmallCap Value                                             Tom Morabito

                          Portfolio Manager Experience

Robert Baur, Ph.D. Dr. Baur joined Invista in 1995 after serving as a professor of finance and economics at Drake University and Grand View College. He received his Bachelor's degree in Mathematics and his Ph.D. in Economics from Iowa State University. Dr. Baur also did post-doctoral studies in finance and economics at the University of Minnesota.

Douglas Herold, CFA. Mr. Herold is a portfolio manager at Invista specializing in equity research and the management of broad market value portfolios. He also serves as a member of Invista's global consumer staples research team. Prior to joining Invista in 1993, he was an investment officer at Bankers Trust Company for ten years. He received an MBA from Drake University and a BS in Business from Iowa State University. He has earned the right to use the Chartered Financial Analyst designation.

Michael L. Johnson, CFA. Mr. Johnson is a portfolio manager of Invista. He performs security analysis and strategy development for the firm's growth equity research effort. Mr. Johnson specializes in the capital goods, health care and technology sectors. He joined Invista in 1992. He received his MBA from Drake University and his Bachelor's degree in business administration and finance from the University of Nebraska. He has earned the right to use the Chartered Financial Analyst designation.

Dirk Laschanzky, CFA. As a portfolio manager at Invista, Mr. Laschanzky is responsible for asset allocation and provides advice to clients concerning their portfolios across all asset classes. Prior to joining Invista in 1997, he was a portfolio manager and analyst for over seven years at AMR Investment Services where he managed short-term money market funds and was responsible for American Airlines' pension plan investment management. He also served as a financial analyst for American Airlines. He received an MBA and BA, both in Finance, from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.

Michael A. Marusiak. Mr. Marusiak joined Invista in 2000, specializing in the international emerging markets sector. Prior to joining Invista, he was an analyst on Trust Company of the West's global fund management team. He also worked with SBC Warburg of London as a research analyst responsible for Eastern Europe, the Middle East and Africa. He earned an MIA in International Finance from the Columbia University School of International and Public Affairs and a BA in Business Administration and Finance from Simon Fraser University of Burnaby, Canada.

John McClain. Mr. McClain is a portfolio manager for small company and medium company growth products. He joined Invista in 1990. Previously, he was an investment executive with Paine Webber. He earned an MBA from Indiana University and a BBA in Economics from the University of Iowa.

Tom Morabito, CFA. Mr. Morabito joined Invista in 2000 as the lead small-cap value portfolio manager. He has more than 12 years of analytical and portfolio management expertise. Since 1994, Mr. Morabito was a manager for Invesco
Management & Research. He received his MBA in Finance from Northeastern University and his Bachelor's degree in Economics from State University of New York. He has earned the right to use the Chartered Financial Analyst designation.

K. William Nolin, CFA. Mr. Nolin has managed the domestic mid-cap products since 1999. His expertise is grounded in the telecommunications, media & entertainment, lodging and consumer non-durables sectors. Mr. Nolin joined the Principal Financial Group in 1993 as an investment credit analyst. He earned his MBA from the Yale School of Management and his Bachelor's degree in Finance from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.

Scott D. Opsal, CFA. Mr. Opsal is Chief Investment Officer of Invista and has been with the organization since 1993. He holds an MBA from the University of Minnesota and a BS from Drake University. He has earned the right to use the Chartered Financial Analyst designation.

Brian W. Pattinson, CFA. Mr. Pattinson is a portfolio manager at Invista. He performs international security analysis and strategy development for the firm's core international equity research effort and also specializes in the information technology and telecomm sectors. He joined Invista in 1994. Mr. Pattinson earned his MBA and Bachelor's degree in Finance from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.

John Pihlblad, CFA. Mr. Pihlblad is director of quantitative portfolio management for Invista. He has over 24 years experience in creating and managing quantitative investment systems. Prior to joining Invista in 2000, Mr. Pihlblad was a partner and co-founder of GlobeFlex Capital in San Diego where he was responsible for the development and implementation of the investment process for both domestic and international products. He received his BA from Westminster College. He has earned the right to use the Chartered Financial Analyst designation.

Douglas R. Ramsey, CFA. Mr. Ramsey joined Invista in 1997. As portfolio manager, he provides clients with asset allocation advice and research services covering all major asset classes. Previously, he was a portfolio strategist for Invista's value team with responsibility for equity securities analysis and strategy. Prior to joining Invista, Mr. Ramsey was an equity portfolio manager at Investors Management Group and an equity strategist at SCI Capital Management. He received his MA in Economics from Ohio State University and a BA in Economics and Business Administration at Coe College. He has earned the right to use the Chartered Financial Analyst designation.

Michael L. Reynal. Mr. Reynal joined Invista in 2001, specializing in the international emerging markets sector. Prior to joining Invista, he was responsible for equity investments in Latin America, the Mediterranean and the Balkans while at Wafra Investment Advisory Group, Inc. in New York. He also spent four years with Paribas Capital Markets in New York as the head of the equity trading desk, and three years with Barclays do Zoete Weed in London, focusing on Latin American equity trading. He received an MBA from the Amos Tuck School at Dartmouth College in New Hampshire, a BA/MA in History from Christ's College at Cambridge University in England and a BA in History from Middlebuy College in Vermont.

Kurtis D. Spieler, CFA. Mr. Spieler is a portfolio manager specializing in the management of international equity portfolios. He joined the Principal Financial Group in 1987 in the Treasury operation as a securities analyst and moved to Invista in 1991. Mr. Spieler received his MBA from Drake University and his BBA in Accounting from Iowa State University. He has earned the right to use the Chartered Financial Analyst designation.

Mary Sunderland, CFA. Prior to joining Invista Capital Management in 1999, Ms. Sunderland managed growth and technology portfolios for Skandia Asset Management for 10 years. She holds an MBA in Finance from Columbia University Graduate School of Business and an undergraduate degree from Northwestern University. She has earned the right to use the Chartered Financial Analyst designation.

Rhonda VanderBeek. Ms. VanderBeek directs trading operations for Invista index accounts. She joined the Principal Financial Group in 1983 as a trading statistical clerk and moved to Invista in 1992. Ms. VanderBeek has extensive experience trading both domestic and international securities.

Catherine A. Zaharis, CFA. Ms. Zaharis directs portfolio management for the Invista value team and leads the value research group. She joined Invista in 1985. Ms. Zaharis received her MBA from Drake University and her BBA in Finance from the University of Iowa. She has earned the right to use the Chartered Financial Analyst designation.



Sub-Advisor:      Principal Capital Income Investors,  LLC ("PCII"), an indirect wholly-owned subsidiary of Principal Life Insurance Company and an affiliate of the Manager, was founded in 2000. It manages investments for institutional investors, including
                  Principal Life Insurance Company. Assets under management as of December 31, 2000 were approximately $33.2 billion. PCII's address is 801 Grand Ave., Des Moines, Iowa 50392.

                                                                  Day-to-day
            Funds                                               Fund Management

 Balanced                                                   William C. Armstrong

 Bond & Mortgage Securities                                 William C. Armstrong
                                                            Lisa Stange

 Capital Preservation                                       Kevin Croft

 Government Securities                                      Martin J. Schafer

 High Quality Intermediate-Term Bond                        Kevin Croft
                                                            Martin J. Schafer

 High Quality Long-Term Bond                                Kevin Croft
                                                            Martin J. Schafer

 High Quality Short-Term Bond                               Martin J. Schafer

 Money Market                                               Michael R. Johnson
                                                            Alice Robertson


                          Portfolio Manager Experience

William C. Armstrong, CFA. Mr. Armstrong leads the multi-sector/core portfolio management group for PCII. Mr. Armstrong has been with the Principal Financial Group since 1992. He earned his Master's degree from the University of Iowa and his Bachelor's degree from Kearney State College. He has earned the right to use the Chartered Financial Analyst designation.

Kevin W. Croft, CFA. As a portfolio manager for PCII, Mr. Croft has direct responsibility for $950 million invested in fixed-income portfolios. He joined the Principal Financial Group in 1988. He earned his Master's and Bachelor's degrees from Drake University. He has earned the right to use the Chartered Financial Analyst designation.

Michael R. Johnson. Mr. Johnson directs securities trading for PCII. He joined the Principal Financial Group in 1982 and took his current position in 1994. His responsibilities include managing the fixed-income trading operation for PCII and several short-term money market accounts. He earned his Bachelor's degree in Finance from Iowa State University.

Alice Robertson. Ms. Robertson is a trader for PCII on the corporate fixed-income trading desk. She joined the Principal Financial Group in 1990 as a credit analyst and moved to her current position in 1993. Previously, Ms. Robertson was an assistant vice president/commercial paper analyst with Duff & Phelps Credit Company. Ms. Robertson earned her Master's degree in Finance and Marketing from DePaul University and her Bachelor's degree in Economics from Northwestern University.

Martin J. Schafer. Mr. Schafer is a portfolio manager for PCII specializing in the management of mortgage-backed securities utilizing an active, total return approach. He joined the Principal Financial Group in 1977. He holds a BBA in Accounting and Finance from the University of Iowa.

Lisa A. Stange, CFA. As Portfolio Manager for PCII, Ms. Stange manages over $3 billion in fixed-income portfolios invested in public and private corporate bonds, mortgage-backed securities, commercial mortgage-backed securities, asset-backed securities and commercial real estate mortgages. Ms. Stange joined the Principal Financial Group in 1989 after earning her Master's and Bachelor's degrees in Finance from the University of Iowa. She has earned the right to use the Chartered Financial Analyst designation.



Sub-Advisor:      Principal  Capital Real Estate  Investors,  LLC ("PCREI"),  an
                  indirect  wholly-owned  subsidiary of Principal Life Insurance
                  Company and an affiliate of the Manager,  was founded in 2000.
                  It manages investments for institutional investors,  including
                  Principal Life Insurance Company. Assets under management as of December 31, 2000, were approximately $20.6 billion.
                  PCREI's  address is 1800 Hub Tower,  699  Walnut,  Des Moines,
                  Iowa 50309.

                                                                  Day-to-day
            Fund                                                Fund Management

 Real Estate                                                Kelly D. Rush

                          Portfolio Manager Experience

Kelly D. Rush, CFA. Mr. Rush directs the Real Estate Investment Trust (REIT) activity for PCREI. Mr. Rush joined the Principal Financial Group in 1987 and has been dedicated to public real estate investments since 1995. His experience includes the structuring of public real estate transactions that included commercial mortgage loans and the issuance of unsecured bonds. He received his Master's degree and Bachelor's degree in Finance from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.



Sub-Advisor:      BT  is an  indirectly  wholly  owned  subsidiary  of BT  Funds
                  Management  Limited  ("BTFM")  and a member  of the  Principal
                  Financial  Group.  Its address is The Chifley Tower, 2 Chifley
                  Square, Sydney 2000 Australia. As of December 31, 2000, BT had approximately $22.7 billion under management.

                                                                 Day-to-day
           Funds                                               Fund Management

European Equity                                            Crispin Murray

International II                                           Nigel Allfrey
                                                           Christopher Selth

Pacific Basin                                              Dean Cashman

Technology                                                 David Mills


                          Portfolio Manager Experience

Nigel Allfrey. Mr. Allfrey is Senior Vice President of BT having joined BT in 1994. He has been the Portfolio Manager for BT's closed-end Global Equity Fund since 1998 and is also a senior member of the European Equities Group with specific responsibilities for technology and telecommunication sectors. Prior to joining BT, Mr. Allfrey spent five years with Price Waterhouse (working in Brisbane, New Caledonia, London and Paris) and was involved in advising on company restructuring, mergers and acquisitions. Mr. Allfrey has Bachelor's degrees in Commerce and Economics from the University of Queensland. He is also a Chartered Accountant.

Dean Cashman. Mr. Cashman is Executive Vice President of BT and serves as head of Japanese equities. He joined BT in January 1988, initially involved in the liquids and fixed-income group, but moved to the European equity group in 1989 specializing in the Latin Block countries including France, Italy and Spain. He started working on Japanese equities at the end of 1991 and subsequently took over responsibility for the group. Mr. Cashman received a degree in Economics from the University of Queensland.

David Mills. Mr. Mills is Executive Vice President of BT and serves as its head of U.S. Equities. He joined BT's retail unit trust team in January 1990 as an Analyst in European equities. In July 1996, he assumed fund management responsibility for all of the direct European investment vehicles offered by BT.

Crispin Murray. Mr. Murray is Executive Vice President of BT having joined BT in 1994 as an investment analyst. In 1995, his role became pure European equities analysis covering banks, telecommunications, telecommunication equipment and media. In 1998, he became head of European Equities and became coordinator for BTFM's Global Banking Group. His global sector responsibilities include telecommunications and banks. Prior to joining BT, Mr. Murray worked for Equitable Life Assurance Society in the UK as a bond and currency analyst. He received an Honours degree in Economics and Human Geography from Reading University in the UK.

Christopher Selth. Mr. Selth is Executive Vice President of BT and was appointed its head of International Equities in 1998 and its joint head of Equities in 1999. He joined BT in 1987 as an Investment Analyst in the retail unit trust group. In 1988, he was assigned the responsibility to cover European equities. Mr. Selth was given responsibility for the European component of all retail unit trusts in March 1994. Since November 1996, he has been responsible for institutional and retail European investments, supervising all European activities, and the European funds management group. Prior to joining BT, Mr. Selth worked with QBE Insurance Limited in investment management as an assistant to the Group Treasurer. He holds a Bachelor's degree in Economics (Honours) from the University of Sydney.



Sub-Advisor:      Federated  Investment  Management  Company  ("Federated") is a
                  registered investment adviser and a wholly-owned subsidiary of
                  Federated   Investors,   Inc.,  which  was  founded  in  1955.
                  Federated is located in the Federated  Investors Tower at 1001
                  Liberty Avenue,  Pittsburgh, PA 15222-3779. As of December 31,
                  2000, Federated managed $140 billion in assets.


                                                    Day-to-day
            Funds                                 Fund Management

 Partners LargeCap Blend                         David P. Gilmore
                                                 James E. Grefenstette
                                                 J. Thomas Madden
                                                 Bernard J. Picchi

 Partners SmallCap Growth II                     Keith J. Sabol
                                                 Aash M. Shah


                          Portfolio Manager Experience

David P. Gilmore. Mr. Gilmore joined Federated in August 1997 as an Investment Analyst. He was promoted to Senior Investment Analyst in July 1999 and became an Assistant Vice President of Federated in July 2000. Mr. Gilmore was a Senior Associate with Coopers & Lybrand from January 1992 to May 1995. He earned his MBA from the University of Virginia and has a BS from Liberty University. He has earned the right to use the Chartered Financial Analyst designation.

James E. Grefenstette, CFA. Mr. Grefenstette joined Federated in 1992 and has been a Portfolio Manager and a Vice President of Federated since 1996. From 1994 until 1996, Mr. Grefenstette was a Portfolio Manager and an Assistant Vice President of Federated. Mr. Grefenstette received his MS in Industrial Administration from Carnegie Mellon University. He has earned the right to use the Chartered Financial Analyst designation.

J. Thomas Madden, CFA. Mr. Madden joined Federated as a Senior Portfolio Manager in 1977 and has been an Executive Vice President of Federated since 1994. Mr. Madden served as a Senior Vice President of Federated from 1989 to 1993. Mr. Madden received his MBA with a concentration in Finance from the University of Virginia. He has earned the right to use the Chartered Financial Analyst designation.

Bernard J. Picchi, CFA. Mr. Picchi joined Federated in 1999 as a Senior Vice President/Director of U.S. Equity Research. From 1994 to 1999, Mr. Picchi was a Managing Director of Lehman Brothers where he initially served as head of the energy sector group. During 1995 and most of 1996, he served as U.S. Director of Stock Research and in September 1996, he was named Growth Stock Strategist. Mr. Picchi holds a BS in foreign service from Georgetown University. He has earned the right to use the Chartered Financial Analyst designation.

Keith J. Sabol, CFA. Mr. Sabol joined Federated in 1994. He has been a Portfolio Manager since 1996 and served as an Assistant Vice President of Federated from 1997 to 1998. He has been a Vice President of Federated since 1998. Mr. Sabol was an Investment Analyst, and then Equity Research Coordinator for Federated from 1994 to 1996. Mr. Sabol earned his MS in Industrial Administration from Carnegie Mellon University. He has earned the right to use the Chartered Financial Analyst designation.

Aash M. Shah, CFA. Mr. Shah joined Federated in 1993 and has been a Portfolio Manager and a Vice President of Federated since 1997. Mr. Shah was a Portfolio Manager and served as an Assistant Vice President of Federated from 1995 through 1996, and as an Investment Analyst from 1993 to 1995. Mr. Shah received his Masters in Industrial Administration from Carnegie Mellon University with a concentration in Finance and Accounting. He has earned the right to use the Chartered Financial Analyst designation.



Sub-Advisor:      Morgan Stanley,  with principal  offices at 1221 Avenue of the
                  Americas,  New  York,  NY  10020,  provides  a broad  range of portfolio  management  services to  customers  in the U.S. and abroad. As of December 31, 2000, Morgan Stanley, together with
                  its  affiliated   institutional  asset  management  companies,
                  managed investments totaling approximately $171.7 billion as named fiduciary or fiduciary adviser. On December 1, 1998, Morgan Stanley Asset Management Inc. changed its name to
                  Morgan Stanley Dean Witter  Investment  Management Inc. and on
                  May 1, 2001 the name was changed to Morgan Stanley  Investment
                  Management Inc. The firm continues to do business in certain instances using the name Morgan Stanley Asset Management.

                                                                 Day-to-day
           Funds                                               Fund Management

Partners LargeCap Growth I                                 William S. Auslander
                                                           Philip W. Friedman

Partners MidCap Blend                                      Bradley S. Daniels
                                                           William B. Gerlach
                                                           Vitaly V. Korchevsky
                                                           Gary G. Schlarbaum

                          Portfolio Manager Experience

William S. Auslander. Mr. Auslander is a Principal of Morgan Stanley & Co, Incorporated and Morgan Stanley Investment Management Inc. Mr. Auslander joined Morgan Stanley in 1995 as an equity analyst and currently is a portfolio manager in Morgan Stanley's institutional equity group. Prior thereto, he was an equity analyst at Icahn & Co., 1986-1995. He holds a BA in Economics from the University of Wisconsin and an MBA from Columbia University.

Bradley S. Daniels. Mr. Daniels joined Miller Anderson & Sherrerd, LLP in 1985, which was acquired by MSDW Investment Management in 1996 and is a Principal of the firm. Brad is a portfolio manager for the Mid and Small Cap Value strategies. Prior to joining the firm, he served as a programmer/equity research analyst in the Equity Research Department of Kidder, Peabody & Co., Incorporated. He received a BA in Mathematics from the University of Pennsylvania, an MBA from The Wharton School of the University of Pennsylvania, and has earned the right to use the Chartered Financial Analyst designation. He is also a member of the Financial Analysts of Philadelphia.

Philip W. Friedman. Mr. Friedman is a Manager Director of Morgan Stanley & Co, Incorporated and Morgan Stanley Investment Management Inc. He was a member of Morgan Stanley & Co. Incorporated's equity research team (1990-1995) before becoming Director of North American research (1995-1997). Currently, Mr. Friedman is head of Morgan Stanley's institution equity group. He holds a BA from Rutgers University and an MBA from the J.L. Kellogg School of Management at Northwestern University.

William B. Gerlach, CFA. Managing Director. Mr. Gerlach joined Miller Anderson & Sherrerd, LLP, in 1991 which was acquired by MSDW Investment Management in 1996. William is a Managing Director of the firm. Prior to joining the firm, he served as Programmer/Applications Software Development at Alphametrics Corporation. Past positions include Data Analyst and Inflation Economist at Wharton Econometric Forecasting Associates. He received a BA from Haverford College. He is a member of the Financial Analysts of Philadelphia and a Chartered Financial Analyst.

Vitaly V. Korchevsky, CFA. Mr. Korchevsky joined Morgan Stanley in 2000. He is a Vice President and a member of the Equity Portfolio Management team. Prior to joining Morgan Stanley, he was a portfolio manager at Gardner Lewis Asset Management. He also worked for Crestar Asset Management Company and Regent University Finance Department. He received a BA from Sukhumi University and an MBA from Regent University. He has earned the right to use the Chartered Financial Analyst designation.

Gary G. Schlarbaum. Mr. Schlarbaum joined Miller Anderson & Sherrerd, LLP in 1987, which was acquired by MSDW Investment Management in 1996, and is a Managing Director of the firm. Gary is a portfolio manager for the Core Equity and Small Cap Value strategies. Prior to joining the firm, he served as a managing director at First Chicago Investment Advisors. Gary was formerly a professor at Purdue University's Krannert Graduate School, and was an instructor at the University of Pennsylvania. He received a BA from Coe College, and a Ph.D. from the University of Pennsylvania. He is a trustee of Coe College, a Chartered Financial Analyst, and a member of the Financial Analysts of Philadelphia.



Sub-Advisor:      American  Century  Investment   Management,   Inc.  ("American
                  Century") was founded in 1958. Its office is located in the American Century Tower at 4500 Main Street, Kansas City, KS
                  64111. As of December 31, 2000,  American Century managed over
                  $102.7 billion in assets.

                                                                Day-to-day
          Fund                                                Fund Management

Partners LargeCap Growth II                               C. Kim Goodwin
                                                          Prescott LeGard
                                                          Gregory Woodhams


                          Portfolio Manager Experience

C. Kim Goodwin. Ms. Goodwin was named Co-Chief Investment Officer for American Century's domestic growth equity discipline in 2000. Previously she was Senior Vice President and Senior Portfolio Manager and has been a member of the team that manages Growth since joining American Century in 1997. Before joining American Century, she served as Senior Vice President and Portfolio Manager at Putnam Investments from 1996 to 1997, and Vice President and Portfolio Manager at Prudential Investments from 1993 to 1996. Ms. Goodwin holds a Bachelor of Arts Degree from Princeton University, an MBA in Finance and a Master's Degree in Public Affairs from the University of Texas.

Prescott LeGard, CFA. Mr. LeGard is a Portfolio Manager for American Century. Mr. LeGard joined the company in 1999. Before joining the company, he was an Equity Analyst for USAA Investment Management where he analyzed technology companies. He has worked in the investment industry since 1993. Mr. LeGard holds a BA Degree in Economics from DePauw University. He has earned the right to use the Chartered Financial Analyst designation.

Gregory Woodhams, CFA. Mr. Woodhams is a Vice President and Portfolio Manager for American Century. Mr. Woodhams has worked in the financial industry since 1992 and joined American Century in 1997. Previously, he was Vice President and Director of Equity Research at Texas Commerce Bank. Mr. Woodhams holds a Bachelor's Degree in Economics from Rice University and a Master's Degree in Economics from the University of Wisconsin at Madison. He has earned the right to use the Chartered Financial Analyst designation.



Sub-Advisor:      Alliance  Capital  Management  L.P.  ("Alliance")  through its
                  Bernstein    Investment    Research   and   Management    unit
                  ("Bernstein"). As of December 31, 2000, Alliance managed $454 billion in assets. Bernstein is located at 767 Fifth Avenue, New York, NY 10153 and Alliance is located at 1345 Avenue of the Americas, New York, NY 10105.

                                                                 Day-to-day
           Fund                                                Fund Management

Partners LargeCap Value                                    Marilyn G. Fedak
                                                           Steven Pisarkiewicz

                          Portfolio Manager Experience

Marilyn G. Fedak. Ms. Fedak, Chief Investment Officer of U.S. Value Equities and Chairman of the U.S. Equity Investment Policy Group of the Bernstein Investment Research and Management unit of Alliance Capital Management L.P. ("Alliance") since October 2000 and prior to that at Sanford C. Bernstein & Co., Inc. ("SCB Inc.") since 1993. She joined SCB Inc. in 1984 and has managed portfolio investments since 1976. She has a BA from Smith College and an MBA from Harvard Business School.

Steven Pisarkiewicz. Mr. Pisarkiewicz has been with Alliance since October 2000 and prior to that with SCB Inc. since 1989 and has been Senior Portfolio Manager since 1997. He holds a BS from the University of Missouri and an MBA from the University of California at Berkeley.



     Sub-Advisor:   Turner Investment  Partners,  Inc. ("Turner") was founded in
                    1990.  Its  address  is 1235  Westlakes  Drive,  Suite  350,
                    Berwyn,   PA  19312.  As  of  March  31,  2001,  Turner  had
                    discretionary   management   authority   with   respect   to
                    approximately $8.3 billion in assets.

                                          Day-to-day
           Fund                         Fund Management

Partners MidCap Growth              Christopher K. McHugh
                                    William C. McVail
                                    Robert E. Turner


                          Portfolio Manager Experience

Christopher K. McHugh. Mr. McHugh joined Turner Investment Partners, Inc. in 1990. He holds a BS in Accounting from Philadelphia University and an MBA in Finance from St. Joseph's University.

William C. McVail. Mr. McVail, Senior Equity Portfolio Manager, joined Turner in 1998. Prior thereto, he was Portfolio Manager at PNC Equity Advisers. He has 12 years of investment experience.

Robert E. Turner, CFA. Mr. Turner, Chairman and Chief Investment Officer, founded Turner in 1990. Prior to 1990, he was Senior Investment Manager with Meridian Investment Company. He has 17 years of investment experience. He has earned the right to use the Chartered Financial Analyst designation.



Sub-Advisor:      Neuberger Berman  Management Inc.  ("Neuberger  Berman") is an
                  affiliate of Neuberger Berman,  LLC.  Neuberger Berman, LLC is
                  located  at  605  Third  Avenue,   2nd  Floor,  New  York,  NY
                  10158-0180. Together with Neuberger Berman, the firms manage more than $55.5 billion in total assets (as of December 31, 2000) and continue an asset management history that began in 1939.

                                                                 Day-to-day
           Funds                                               Fund Management

Partners MidCap Value                                      Robert I. Gendelman

Partners SmallCap Growth I                                 Michael Malouf
                                                           Jennifer Silver

                          Portfolio Manager Experience

Robert I. Gendelman. Portfolio Manager, Neuberger Berman Management Inc., since 1994. He holds a BA from the University of Michigan as well as a JD and an MBA from the University of Chicago.

Michael F. Malouf. Mr. Malouf is a Vice President of Neuberger Berman Management Inc. and Managing Director of Neuberger Berman, LLC. Mr. Malouf joined the firm in 1998. From 1991 to 1998, he was a Portfolio Manager at another firm.

Jennifer K. Silver. Ms. Silver is a Vice President of Neuberger Berman Management Inc. and Managing Director of Neuberger Berman, LLC. Ms. Silver has been Director of the Growth Equity Group since 1997 and was an Analyst and a Portfolio Manager at another firm from 1981 to 1997.



Sub-Advisor:   Ark Asset  Management  Co., Inc. ("Ark Asset") is an independent,
               100% employee owned investment management firm. Ark Asset's offices are located at 125 Broad Street, New York, New York
               10004. As of December 31, 2000, Ark Asset managed $12.3 billion in assets.


                                                                 Day-to-day
           Fund                                                Fund Management

Partners SmallCap Value                                    Coleman M. Brandt
                                                           William G. Charcalis



                          Portfolio Manager Experience

Coleman M. Brandt. Vice Chairman, Ark Asset. Mr. Brandt joined Ark Asset in 1989. Prior to joining Ark Asset, he served as President of Lehman Management Co., Inc. He received his MBA from the Harvard Graduate School of Business Administration and his BS from the Philadelphia University.

William G. Charcalis. Managing Director, Ark Asset. Mr. Charcalis joined Ark Asset in 1994 as Senior Manager and has served in his current position since 1997. Prior to joining Ark Asset, he was Senior Manager at IBM Retirement Funds. He received his BS from the University of Southern California.


Duties of Manager and Sub-Advisors
The Manager or Sub-Advisor provides the Board of Directors of the Fund with a recommended investment program. The program must be consistent with the Fund's investment objective and policies. Within the scope of the approved investment program, the Manager or Sub-Advisor advises the Fund on its investment policy and determines which securities are bought and sold, and in what amounts.

The Manager is paid a fee by the Fund for its services, which includes any fee paid to the Sub-Advisor.

Principal Investors Fund and the Manager, under an order received from the SEC, may enter into and materially amend agreements with Sub-Advisors without obtaining shareholder approval. For any Fund that is relying on that order, the Manager may:
o hire one or more  Sub-Advisors;
o change  Sub-Advisors;  and
o reallocate  management  fees between itself and  Sub-Advisors.

The Manager will continue to have the ultimate responsibility for the investment performance of these Funds due to its responsibility to oversee Sub-Advisors and recommend their hiring, termination and replacement. No Fund will rely on the order until it receives approval from its shareholders or, in the case of a new Fund, the Fund's sole initial shareholder before the Fund is available to the public, and the Fund states in its prospectus that it intends to rely on the order. The Manager will not enter into an agreement with an affiliated
Sub-Advisor for a Fund that is relying on the order without that agreement, including the compensation to be paid under it, being similarly approved. The Partners LargeCap Blend Fund, Partners LargeCap Growth Fund I, Partners LargeCap Growth Fund II, Partners LargeCap Value Fund, Partners MidCap Blend Fund, Partners MidCap Growth Fund, Partners MidCap Value Fund, Partners SmallCap Growth Fund I, Partners SmallCap Growth Fund II and Partners SmallCap Value Fund have received the necessary shareholder approval and intend to rely on the order.


SHAREHOLDER INFORMATION

Pricing of Fund Shares
Each Fund's shares are bought and sold at the current NAV. The share price of each class of each Fund is calculated each day the New York Stock Exchange
(NYSE) is open. The NAV is determined at the close of business of the Exchange (normally 3:00 p.m. Central time). When an order to buy or sell shares is received, the NAV used to fill the order is the next price calculated after the order is received.

For all Funds except the Money Market Fund,  the NAV is calculated  by:

     o    taking the current market value of the total assets of the Fund
     o    subtracting liabilities of the Fund
     o    dividing the remainder proportionately into the classes of the Fund
     o    subtracting  the liabilities of each class
     o dividing the remainder by the total number of shares owned in that class.

The securities of the Money Market Fund are valued at amortized cost. The calculation procedure is described in the SAI. The Money Market Fund reserves the right to determine a share price more than once each day.

Capital Preservation Fund only:
The fair value of a wrapper agreement is equal to the difference between the book value and the market value (including accrued interest) of the covered assets. If the market value (including accrued interest) of the covered assets is greater than the book value, the value of a wrapper agreement is reflected as a liability of the Fund reflecting the potential liability of the Fund to the wrap provider. If the market value (including accrued interest) of the covered assets is less than the book value, the value of a wrapper agreement appears as an asset of the Fund reflecting the potential liability of the wrap provider to the Fund.

In valuing a wrapper agreement, the Board considers the creditworthiness and ability of a wrap provider to pay amounts due under the wrapper agreement. The Board may determine that a wrap provider is unable to make such payments. It would then assign a fair value to the wrapper agreement that is less than the difference between the book value of the wrapper agreement and the market value (including accrued interest) of the covered assets. In such event, the Fund might be unable to maintain a stable value per share.


NOTES:
o If current market values are not readily available for a security owned by a Fund, its fair value is determined using a policy adopted by the Fund's Board of Directors.
o A Fund's securities may be traded on foreign securities markets that generally complete trading at various times during the day prior to the close of the NYSE. The values of foreign securities used in computing share price are determined at the time the foreign market closes. Occasionally, events affecting the value of foreign securities occur when the foreign market is closed and the NYSE is open. The NAV of a Fund investing in foreign securities may change on days when shareholders are unable to purchase or redeem shares. If the Sub-Advisor believes that the market value is materially affected, the share price will be calculated using the policy adopted by the Fund.
o Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any point in time. These may be referred to as local price and premium price. The premium price is often a negotiated price that may not consistently represent a price at which a specific transaction can be effected. The European, International I, International II, International Emerging Markets, International SmallCap and Pacific Basin Funds each has a policy to value such securities at a price at which the Sub-Advisor expects the securities may be sold.

Purchase of Fund Shares
Shares may be purchased:
o    via the internet.
     o standard method of accepting data for plans with fewer than 1,000 current and terminated (within the last five years) members.
     o   available 7 days a week (7 a.m. to 9 p.m. Central Time).
o    using a modem.
     o    plan contributions transferred electronically.
     o standard method of accepting data for plans with more than 1,000 current and terminated (within the last five years) members.
     o    available 24 hours a day, 7 days a week.

To eliminate the need for safekeeping, the Funds will not issue certificates for shares. The Funds may periodically close to new purchases of shares or refuse any order to buy shares if the Manager determines that doing so would be in the best interests of the Fund and its shareholders.

Redemption of Fund Shares
Subject to any restrictions imposed by a plan, shares may be sold back to the Fund any day the NYSE is open. For more information about how to sell shares of the Fund, including any charges that a plan may impose, please consult the Plan.

The Fund generally sends payment for shares sold the business day after the sell order is received. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.

Redemption fees (Capital Preservation Fund only). Redemption requests may be subject to a 2% redemption fee when the rate trigger is active. The redemption fee is used by the Fund to help minimize the impact redemptions may have on Fund performance, cover the administrative costs of processing the redemption and offset premiums to wrapper providers. Redemption fees are also intended to discourage market timing (attempting to take advantage of short-term movements in interest rates).

The rate trigger is active if, as of the prior business day, the gross annual effective yield of the Fund is less than the reference index yield*. If the rate trigger is activated, it becomes inactive, if as of the prior business day, the gross annual effective yield of the Fund is greater than the reference index yield plus 0.25%.
         *The reference index yield means the current yield on the Dealer Commercial Paper (90 day) Index as reported by Bloomberg, L.P.. If such an index is not available from Bloomberg, the Fund may use an alternative source of information for the 90-day dealer commercial paper rate.

The redemption fee does not apply to sale of Fund shares if:

     o the redemption is initiated by the Plan and the shareholder provides the Fund with written notice of the redemption at least twelve months prior to the redemption;
     o the redemption is directed by a Plan participant for reasons of death, retirement, disability, employment termination, loans, hardships and other Plan permitted and required withdrawals;
     o the Plan participant exchanges from Capital Preservation to another Fund and no competing plan options are offered;
     o the Plan participant exchanges from Capital Preservation to other than a competing plan option and competing plan options are offered but the Plan administrator is able to affirm that redemption proceeds will not be transferred to a competing plan option within 90 days; or
     o    they are redeemed to pay plan expenses.

A competing plan option is any investment option available under a Plan if the assets of the option are invested primarily in:

     o    money market instruments;
     o fixed-income investments having a targeted duration of 3 years or less; or
     o any investment that seeks to maintain a stable value per unit or share.

The Fund reserves the right, at the sole discretion of the Sub-Advisor, to honor any requests for redemption by making payment, in whole or in part, in portfolio securities and wrapper agreements. To the extent that a payment in-kind includes wrapper agreements, the Fund will assign to the redeeming plan one or more wrapper agreements issued by the wrapper providers covering the portfolio securities distributed in-kind. The terms and conditions of the wrapper agreements provided to a redeeming plan will be the same or substantially similar to the terms and conditions of the wrapper agreements held by the Fund. The wrapper provider may reserve the right to terminate the wrapper agreement issued in a payment in-kind. If the wrapper provider elects to terminate the wrapper agreement, it may be required to pay the redeeming plan the difference between the book value of the wrapper agreement and the value of the securities assigned as a payment in-kind.

Exchange of Fund Shares
An exchange between Funds is a sale of shares in one Fund and purchase of shares of another Fund with the redemption proceeds. Subject to any restrictions a plan imposes, shares in the Funds may be exchanged, without charge*, for the same class of any other Principal Investors Fund, provided that:

     o the class shares of such other Fund are available in the plan member's state of residence; and
     o    shares of such other Fund are available through the plan.

* a redemption fee may be imposed on certain exchanges out of the Capital Preservation Fund.

The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. In order to limit excessive exchange activity, and under other circumstances where the Board of Directors of the Fund or the Manager believes it is in the best interests of the Fund, the Fund reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges, reject any exchange or close the account. Notification of any such action will be given to the extent required by law.

Dividends and Distributions
The Bond & Mortgage Securities, Government Securities, High Quality Intermediate-Term Bond, High Quality Long-Term Bond and High Quality Short-Term Bond Funds pay their net investment income on a monthly basis. Payments are made to shareholders of record on the business day prior to the payment date. The payment date is the 23rd of each month (or previous business day).

The other Funds (other than the Capital Preservation and Money Market Funds) pay their net investment income once each year. Payments are made to shareholders of record on the business day prior to the payment date. The payment date for the LifeTime Funds is December 27 (or previous business day). The payment date for the other Funds is December 23 (or previous business day).

Net realized capital gains, if any, are distributed annually. Generally the distribution for the LifeTime Funds is made on the sixth business day of December and for the other Funds it is made on the fourth business day of December. Payments are made to shareholders of record on the business day prior to the payable date. Capital gains may be taxable at different rates, depending on the length of time that the Fund holds its assets.

The Capital Preservation and Money Market Funds each declares dividends of all its daily net investment income each day its shares are priced. The dividends are paid daily and are automatically reinvested back into additional shares of the Fund making the payment.

Under normal circumstances, the Money Market Fund intends to hold portfolio securities until maturity and value them at amortized cost. Therefore, the Money Market Fund does not expect any capital gains or losses. Should there be any gain, it could result in an increase in dividends. A capital loss could result in a dividend decrease.

Dividend and capital gain distributions from a Fund are reinvested in additional shares of the Fund making the distribution.

Generally, for federal income tax purposes, Fund distributions are taxable as ordinary income, except that any distributions of long-term capital gains will be taxed as such regardless of how long Fund shares have been held. However, distributions by the Fund to retirement plans that qualify for tax-exempt treatment under federal income tax laws will not be taxable. Special tax rules apply to investments by such plans.

A tax advisor should be consulted to determine the suitability of the Fund as an investment by such a plan and the tax treatment of distributions by the Fund. A tax advisor can also provide information on the potential impact of possible foreign, state and local taxes. A Fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased.

For the Capital Preservation Fund only:
To enable the Capital Preservation Fund to maintain a stable value per share in the event of a capital gain distribution, its Board may declare a reverse split of Fund shares to offset such capital gain distribution. The reverse split would be effective on the ex-distribution date of the capital gain distribution. The reverse split would be an amount that causes the value and total number of shares held by each shareholder, including shares acquired by reinvestment of the distribution, to remain the same as before the distribution was made.

For example, if the Fund declares an additional distribution of 10 cents per share when the price per share is $10.00, a shareholder holding one share receives 0.01 additional share as a result of the additional distribution. If there was no reverse split, the price per share would be approximately $9.90. The total value of the shares held by the shareholder would be $10.00 (1.01 shares X $9.90/share). If a 1.01-for-1 reverse share split was declared, the shareholder's holding would be combined into one share with a price per share of $10.00. The reverse share split does not affect the value of the total holdings of the shareholder.

FUND ACCOUNT INFORMATION

Statements
Unless the plan elects to receive statements on a semiannual or annual basis, statements are sent each calendar quarter. The statements provide the number and value of shares owned by the plan, transactions during the quarter, dividends declared or paid and other information.

This information may also be accessed by accessing www.principal.com.

Minimum Account Balance
The Principal Investors Fund reserves the right to set a minimum and redeem all shares in the Fund if the value of a plan's investments in the Funds is less than the minimum. Principal Investors Fund has set the minimum at $2.5 million. The redemption proceeds would then be mailed to an alternate funding agency that has the ability to receive qualified retirement plan assets. If the Fund exercises this right, the plan sponsor will be notified that the redemption is going to be made. The plan will have 30 days to make an additional investment and bring plan assets up to the required minimum. The Fund reserves the right to change the minimum

Reservation of Rights
The Principal Investors Fund reserves the right to amend or terminate the special plans described in this prospectus. In addition, Principal Investors Fund reserves the right to change the share classes described herein. Shareholders will be notified of any such action to the extent required by law.

Financial Statements
Plans will receive annual financial statements for the Funds, examined by the Funds' independent auditors, Ernst & Young LLP. Plans will also receive a semiannual financial statement that is unaudited.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:

                         2001/(A)/
                         ----
BALANCED FUND
-------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..  $10.12
Income from Investment
 Operations:
 Net Investment Income    0.20
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.68)
                         -----
 Total From Investment
            Operations   (0.48)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.02)
                         -----
   Total Dividends and
         Distributions   (0.02)
                         -----
Net Asset Value, End
 of Period............   $9.62
                         =====
Total Return..........   (3.77)%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,202
 Ratio of Expenses to
  Average Net Assets..    0.76%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    2.44%/(c)/
 Portfolio Turnover
  Rate................   158.1%/(c)/

                         2001/(A)/
                         ----
BALANCED FUND
-------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..  $10.12
Income from Investment
 Operations:
 Net Investment Income    0.06
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.56)
                         -----
 Total From Investment
            Operations   (0.50)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.02)
                         -----
   Total Dividends and
         Distributions   (0.02)
                         -----
Net Asset Value, End
 of Period............   $9.60
                         =====
Total Return..........   (3.97)%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,201
 Ratio of Expenses to
  Average Net Assets..    0.88%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    2.47%/(c)/
 Portfolio Turnover
  Rate................   158.1%/(c)/



/(a) /Period from December 6, 2000, date shares first offered, through April 30,
  2001. Preferred and Select each recognized $.01 of net investment income per share and incurred an unrealized gain of $.11 per share from December 1, 2000 through December 5, 2000.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:



                         2001/(A)/
                         ----
BOND & MORTGAGE SECURITIES FUND
-------------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..  $10.05
Income from Investment
 Operations:
 Net Investment Income    0.23
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.23
                          ----
 Total From Investment
            Operations    0.46
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.25)
                         -----
   Total Dividends and
         Distributions   (0.25)
                         -----
Net Asset Value, End
 of Period............  $10.26
                        ======
Total Return..........    4.16%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $2,565
 Ratio of Expenses to
  Average Net Assets..    0.81%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    5.81%/(c)/
 Portfolio Turnover
  Rate................   241.8%/(c)/

                         2001/(A)/
                         ----
BOND & MORTGAGE SECURITIES FUND
-------------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..  $10.05
Income from Investment
 Operations:
 Net Investment Income    0.24
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.21
                          ----
 Total From Investment
            Operations    0.45
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.24)
                         -----
   Total Dividends and
         Distributions   (0.24)
                         -----
Net Asset Value, End
 of Period............  $10.26
                        ======
Total Return..........    4.13%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $2,565
 Ratio of Expenses to
  Average Net Assets..    0.93%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    5.68%/(c)/
 Portfolio Turnover
  Rate................   241.8%/(c)/



/(a) /Period from December 6, 2000, date shares first offered, through April 30,
  2001. Preferred and Select each recognized $.01 of net investment income per share and incurred an unrealized gain of $.04 per share from December 1, 2000 through December 5, 2000.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:



                         2001/(A)/
                         ----
EUROPEAN FUND
-------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..  $10.24
Income from Investment
 Operations:
 Net Investment Income    0.17
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.97)
                         -----
 Total From Investment
            Operations   (0.80)
                         -----
Net Asset Value, End
 of Period............   $9.44
                         =====
Total Return..........   (7.36)%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,150
 Ratio of Expenses to
  Average Net Assets..    1.26%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.06)%/(c)/
 Portfolio Turnover
  Rate................   137.3%/(c)/

                         2001/(A)/
                         ----
EUROPEAN FUND
-------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..  $10.24
Income from Investment
 Operations:
 Net Investment Income   (0.04)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.75)
                         -----
 Total From Investment
            Operations   (0.79)
                         -----
Net Asset Value, End
 of Period............   $9.45
                         =====
Total Return..........   (7.26)%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,180
 Ratio of Expenses to
  Average Net Assets..    1.38%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.72%/(c)/
 Portfolio Turnover
  Rate................   137.3%/(c)/



/(a) /Period from December 6, 2000, date shares first offered, through April 30,
  2001. Preferred and Select each incurred an unrealized gain of $.17 per share from November 30, 2000 through December 5, 2000.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:



                         2001/(A)/
                         ----
GOVERNMENT SECURITIES FUND
--------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..  $10.06
Income from Investment
 Operations:
 Net Investment Income    0.22
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.15
                          ----
 Total From Investment
            Operations    0.37
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.25)
                         -----
   Total Dividends and
         Distributions   (0.25)
                         -----
Net Asset Value, End
 of Period............  $10.18
                        ======
Total Return..........    3.30%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $2,546
 Ratio of Expenses to
  Average Net Assets..    0.66%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    5.86%/(c)/
 Portfolio Turnover
  Rate................    45.3%/(c)/

                         2001/(A)/
                         ----
GOVERNMENT SECURITIES FUND
--------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..  $10.06
Income from Investment
 Operations:
 Net Investment Income    0.24
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.13
                          ----
 Total From Investment
            Operations    0.37
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.25)
                         -----
   Total Dividends and
         Distributions   (0.25)
                         -----
Net Asset Value, End
 of Period............  $10.18
                        ======
Total Return..........    3.27%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $2,545
 Ratio of Expenses to
  Average Net Assets..    0.78%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    5.76%/(c)/
 Portfolio Turnover
  Rate................    45.3%/(c)/



/(a) /Period from December 6, 2000, date shares first offered, through April 30,
  2001. Preferred and Select each recognized $.01 of net investment income per share and incurred an unrealized gain of $.05 per share from December 1, 2000 through December 5, 2000.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:



                         2001/(A)/
                         ----
HIGH QUALITY INTERMEDIATE-TERM BOND FUND
----------------------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..  $10.04
Income from Investment
 Operations:
 Net Investment Income    0.22
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.20
                          ----
 Total From Investment
            Operations    0.42
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.25)
                         -----
   Total Dividends and
         Distributions   (0.25)
                         -----
Net Asset Value, End
 of Period............  $10.21
                        ======
Total Return..........    3.78%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $2,553
 Ratio of Expenses to
  Average Net Assets..    0.66%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    5.75%/(c)/
 Portfolio Turnover
  Rate................    99.1%/(c)/

                         2001/(A)/
                         ----
HIGH QUALITY INTERMEDIATE-TERM BOND FUND
----------------------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..  $10.04
Income from Investment
 Operations:
 Net Investment Income    0.25
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.16
                          ----
 Total From Investment
            Operations    0.41
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.25)
                         -----
   Total Dividends and
         Distributions   (0.25)
                         -----
Net Asset Value, End
 of Period............  $10.20
                        ======
Total Return..........    3.65%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $2,549
 Ratio of Expenses to
  Average Net Assets..    0.78%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    5.87%/(c)/
 Portfolio Turnover
  Rate................    99.1%/(c)/



/(a) /Period from December 6, 2000, date shares first offered, through April 30,
  2001. Preferred and Select each recognized $.01 of net investment income per share and incurred an unrealized gain of $.03 per share from November 30, 2000 through December 5, 2000.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:



                         2001/(A)/
                         ----
HIGH QUALITY LONG-TERM BOND FUND
--------------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..  $10.03
Income from Investment
 Operations:
 Net Investment Income    0.22
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.09
                          ----
 Total From Investment
            Operations    0.31
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.25)
                         -----
   Total Dividends and
         Distributions   (0.25)
                         -----
Net Asset Value, End
 of Period............  $10.09
                        ======
Total Return..........    2.20%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $2,523
 Ratio of Expenses to
  Average Net Assets..    0.66%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    5.77%/(c)/
 Portfolio Turnover
  Rate................   118.5%/(c)/

                         2001/(A)/
                         ----
HIGH QUALITY LONG-TERM BOND FUND
--------------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..  $10.03
Income from Investment
 Operations:
 Net Investment Income    0.24
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.08
                          ----
 Total From Investment
            Operations    0.32
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.25)
                         -----
   Total Dividends and
         Distributions   (0.25)
                         -----
Net Asset Value, End
 of Period............  $10.10
                        ======
Total Return..........    2.37%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $2,528
 Ratio of Expenses to
  Average Net Assets..    0.78%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    5.87%/(c)/
 Portfolio Turnover
  Rate................   118.5%/(c)/



/(a) /Period from December 6, 2000, date shares first offered, through April 30,
  2001. Preferred and Select each recognized $.01 of net investment income per share and incurred an unrealized gain of $.02 per share from November 27, 2000 through December 5, 2000.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:



                         2001/(A)/
                         ----
HIGH QUALITY SHORT-TERM BOND FUND
---------------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..  $10.03
Income from Investment
 Operations:
 Net Investment Income    0.22
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.25
                          ----
 Total From Investment
            Operations    0.47
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.25)
                         -----
   Total Dividends and
         Distributions   (0.25)
                         -----
Net Asset Value, End
 of Period............  $10.25
                        ======
Total Return..........    4.50%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $2,562
 Ratio of Expenses to
  Average Net Assets..    0.66%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    5.76%/(c)/
 Portfolio Turnover
  Rate................    46.8%/(c)/

                         2001/(A)/
                         ----
HIGH QUALITY SHORT-TERM BOND FUND
---------------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..  $10.03
Income from Investment
 Operations:
 Net Investment Income    0.24
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.22
                          ----
 Total From Investment
            Operations    0.46
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.25)
                         -----
   Total Dividends and
         Distributions   (0.25)
                         -----
Net Asset Value, End
 of Period............  $10.24
                        ======
Total Return..........    4.37%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $2,560
 Ratio of Expenses to
  Average Net Assets..    0.78%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    5.74%/(c)/
 Portfolio Turnover
  Rate................    46.8%/(c)/



/(a) /Period from December 6, 2000, date shares first offered, through April 30,
  2001. Preferred and Select each recognized $.01 of net investment income per share and incurred an unrealized gain of $.02 per share from November 29, 2000 through December 5, 2000.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:



                         2001/(A)/
                         ----
INTERNATIONAL EMERGING MARKETS FUND
-----------------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..  $10.24
Income from Investment
 Operations:
 Net Investment Income    0.04
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.21)
                         -----
 Total From Investment
            Operations   (0.17)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.02)
                         -----
   Total Dividends and
         Distributions   (0.02)
                         -----
Net Asset Value, End
 of Period............  $10.05
                        ======
Total Return..........   (2.54)%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,257
 Ratio of Expenses to
  Average Net Assets..    1.61%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.60%/(c)/
 Portfolio Turnover
  Rate................   113.5%/(c)/

                         2001/(A)/
                         ----
INTERNATIONAL EMERGING MARKETS FUND
-----------------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..  $10.24
Income from Investment
 Operations:
 Net Investment Income    0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.21)
                         -----
 Total From Investment
            Operations   (0.16)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.02)
 ----
   Total Dividends and
         Distributions   (0.02)
                         -----
Net Asset Value, End
 of Period............  $10.06
                        ======
Total Return..........   (2.35)%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,259
 Ratio of Expenses to
  Average Net Assets..    1.73%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    1.91%/(c)/
 Portfolio Turnover
  Rate................   113.5%/(c)/



/(a) /Period from December 6, 2000, date shares first offered, through April 30,
  2001. Preferred and Select each recognized $.01 of net investment income per share and incurred an unrealized gain of $.23 per share from November 30, 2000 through December 5, 2000.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:



                         2001/(A)/
                         ----
INTERNATIONAL FUND I
--------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..  $10.19
Income from Investment
 Operations:
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.96)
                         -----
 Total From Investment
            Operations   (0.96)
                         -----
Net Asset Value, End
 of Period............   $9.23
                         =====
Total Return..........   (8.85)%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,154
 Ratio of Expenses to
  Average Net Assets..    1.16%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.03)%/(c)/
 Portfolio Turnover
  Rate................   127.6%/(c)/

                         2001/(A)/
                         ----
INTERNATIONAL FUND I
--------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..  $10.19
Income from Investment
 Operations:
 Net Investment Income    0.03
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.98)
                         -----
 Total From Investment
            Operations   (0.95)
                         -----
Net Asset Value, End
 of Period............   $9.24
                         =====
Total Return..........   (8.75)%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,156
 Ratio of Expenses to
  Average Net Assets..    1.28%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    1.69%/(c)/
 Portfolio Turnover
  Rate................   127.6%/(c)/



/(a) /Period from December 6, 2000, date shares first offered, through April 30,
  2001. Preferred and Select each recognized $.01 of net investment income per share and incurred an unrealized gain of $.18 per share from November 28, 2000 through December 5, 2000.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:



                         2001/(A)/
                         ----
INTERNATIONAL FUND II
---------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..  $10.19
Income from Investment
 Operations:
 Net Investment Income   (0.08)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.85)
                         -----
 Total From Investment
            Operations   (0.93)
                         -----
Net Asset Value, End
 of Period............   $9.26
                         =====
Total Return..........   (8.95)%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $927
 Ratio of Expenses to
  Average Net Assets..    1.26%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.71%/(c)/
 Portfolio Turnover
  Rate................   107.0%/(c)/

                         2001/(A)/
                         ----
INTERNATIONAL FUND II
---------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..  $10.19
Income from Investment
 Operations:
 Net Investment Income   (0.08)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.85)
                         -----
 Total From Investment
            Operations   (0.93)
                         -----
Net Asset Value, End
 of Period............   $9.26
                         =====
Total Return..........   (8.95)%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $927
 Ratio of Expenses to
  Average Net Assets..    1.38%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.59%/(c)/
 Portfolio Turnover
  Rate................   107.0%/(c)/



/(a) /Period from December 6, 2000, date shares first offered, through April 30,
  2001. Preferred and Select each incurred an unrealized gain of $.19 per share from November 27, 2000 through December 5, 2000.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:



                          2001/(A)/
                          ----
INTERNATIONAL SMALLCAP FUND
---------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..   $10.19
Income from Investment
 Operations:
 Net Investment Income    (0.02)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.96)
                          -----
 Total From Investment
            Operations    (0.98)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.01)
                          -----
   Total Dividends and
         Distributions    (0.01)
                          -----
Net Asset Value, End
 of Period............    $9.20
                          =====
Total Return..........    (9.98)%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,150
 Ratio of Expenses to
  Average Net Assets..     1.46%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.15)%/(c)/
 Portfolio Turnover
  Rate................    227.5%/(c)/

                          2001/(A)/
                          ----
INTERNATIONAL SMALLCAP FUND
---------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..   $10.19
Income from Investment
 Operations:
 Net Investment Income     0.04
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (1.03)
                          -----
 Total From Investment
            Operations    (0.99)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.01)
                          -----
   Total Dividends and
         Distributions    (0.01)
                          -----
Net Asset Value, End
 of Period............    $9.19
                          =====
Total Return..........   (10.08)%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,148
 Ratio of Expenses to
  Average Net Assets..     1.58%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     2.12%/(c)/
 Portfolio Turnover
  Rate................    227.5%/(c)/



/(a) /Period from December 6, 2000, date shares first offered, through April 30,
  2001. Preferred and Select each recognized $.01 of net investment income per share and incurred an unrealized gain of $.18 per share from November 29, 2000 through December 5, 2000.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:



                          2001/(A)/
                          ----
LARGECAP BLEND FUND
-------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..   $10.18
Income from Investment
 Operations:
 Net Investment Income     0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (1.26)
                          -----
 Total From Investment
            Operations    (1.21)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.01)
                          -----
   Total Dividends and
         Distributions    (0.01)
                          -----
Net Asset Value, End
 of Period............    $8.96
                          =====
Total Return..........   (10.14)%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,120
 Ratio of Expenses to
  Average Net Assets..     0.71%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.61%/(c)/
 Portfolio Turnover
  Rate................    101.0%/(c)/

                          2001/(A)/
                          ----
LARGECAP BLEND FUND
-------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..   $10.18
Income from Investment
 Operations:
 Net Investment Income     0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (1.24)
                          -----
 Total From Investment
            Operations    (1.23)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.01)
                          -----
   Total Dividends and
         Distributions    (0.01)
                          -----
Net Asset Value, End
 of Period............    $8.94
                          =====
Total Return..........   (10.34)%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,118
 Ratio of Expenses to
  Average Net Assets..     0.83%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.50%/(c)/
 Portfolio Turnover
  Rate................    101.0%/(c)/



/(a) /Period from December 6, 2000, date shares first offered, through April 30,
  2001. Preferred and Select each recognized $.01 of net investment income per share and incurred an unrealized gain of $.17 per share from November 28, 2000 through December 5, 2000.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:



                          2001/(A)/
                          ----
LARGECAP GROWTH FUND
--------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..   $10.01
Income from Investment
 Operations:
 Net Investment Income    (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (2.33)
                          -----
 Total From Investment
            Operations    (2.34)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.01)
                          -----
   Total Dividends and
         Distributions    (0.01)
                          -----
Net Asset Value, End
 of Period............    $7.66
                          =====
Total Return..........   (22.03)%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $958
 Ratio of Expenses to
  Average Net Assets..     0.81%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.08)%/(c)/
 Portfolio Turnover
  Rate................     59.5%/(c)/

                          2001/(A)/
                          ----
LARGECAP GROWTH FUND
--------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..   $10.01
Income from Investment
 Operations:
 Net Investment Income    (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (2.32)
                          -----
 Total From Investment
            Operations    (2.33)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.01)
                          -----
   Total Dividends and
         Distributions    (0.01)
                          -----
Net Asset Value, End
 of Period............    $7.67
                          =====
Total Return..........   (21.93)%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $959
 Ratio of Expenses to
  Average Net Assets..     0.93%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.24)%/(c)/
 Portfolio Turnover
  Rate................     59.5%/(c)/



/(a) /Period from December 6, 2000, date shares first offered, through April 30,
  2001. Preferred and Select each recognized $.01 of net investment income per share from November 27, 2000 through December 5, 2000.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:



                         2001/(A)/
                         ----
LARGECAP S&P 500 INDEX FUND
---------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..  $10.47
Income from Investment
 Operations:
 Net Investment Income    0.06
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (1.00)
                         -----
 Total From Investment
            Operations   (0.94)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.01)
                         -----
   Total Dividends and
         Distributions   (0.01)
                         -----
Net Asset Value, End
 of Period............   $9.52
                         =====
Total Return..........   (7.26)%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,190
 Ratio of Expenses to
  Average Net Assets..    0.41%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.78%/(c)/
 Portfolio Turnover
  Rate................     5.2%/(c)/

                         2001/(A)/
                         ----
LARGECAP S&P 500 INDEX FUND
---------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..  $10.47
Income from Investment
 Operations:
 Net Investment Income    0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.95)
                         -----
 Total From Investment
            Operations   (0.94)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.01)
                         -----
   Total Dividends and
         Distributions   (0.01)
                         -----
Net Asset Value, End
 of Period............   $9.52
                         =====
Total Return..........   (7.26)%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,190
 Ratio of Expenses to
  Average Net Assets..    0.53%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.71%/(c)/
 Portfolio Turnover
  Rate................     5.2%/(c)/



/(a) /Period from December 6, 2000, date shares first offered, through April 30,
  2001. Preferred and Select each recognized $.01 of net investment income per share and incurred an unrealized gain of $.46 per share from December 1, 2000 through December 5, 2000.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:



                         2001/(A)/
                         ----
LARGECAP VALUE FUND
-------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..  $10.29
Income from Investment
 Operations:
 Net Investment Income    0.08
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.01
                          ----
 Total From Investment
            Operations    0.09
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.01)
                         -----
   Total Dividends and
         Distributions   (0.01)
                         -----
Net Asset Value, End
 of Period............  $10.37
                        ======
Total Return..........    2.08%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,297
 Ratio of Expenses to
  Average Net Assets..    0.71%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.87%/(c)/
 Portfolio Turnover
  Rate................   151.2%/(c)/

                         2001/(A)/
                         ----
LARGECAP VALUE FUND
-------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..  $10.29
Income from Investment
 Operations:
 Net Investment Income    0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.07
                          ----
 Total From Investment
            Operations    0.09
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.01)
                         -----
   Total Dividends and
         Distributions   (0.01)
                         -----
Net Asset Value, End
 of Period............  $10.37
                        ======
Total Return..........    2.08%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,296
 Ratio of Expenses to
  Average Net Assets..    0.83%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.92%/(c)/
 Portfolio Turnover
  Rate................   151.2%/(c)/



/(a) /Period from December 6, 2000, date shares first offered, through April 30,
  2001. Preferred and Select each recognized $.01 of net investment income per share and incurred an unrealized gain of $.28 per share from December 1, 2000 through December 5, 2000.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:



                         2001/(B)/
                         ----
LIFETIME 2010 FUND
------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Investment Income    0.06
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.02)
                         -----
 Total From Investment
            Operations    0.04
                          ----
Net Asset Value, End
 of Period............  $10.04
                        ======
Total Return..........    0.40%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $10
 Ratio of Expenses to
  Average Net Assets
  /(a)/ ..............    0.38%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    3.44%/(d)/
 Portfolio Turnover
  Rate................     0.5%/(d)/

                         2001/(B)/
                         ----
LIFETIME 2010 FUND
------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Investment Income    0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.02)
                         -----
 Total From Investment
            Operations    0.03
                          ----
Net Asset Value, End
 of Period............  $10.03
                        ======
Total Return..........    0.30%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $10
 Ratio of Expenses to
  Average Net Assets
  /(a)/ ..............    0.50%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    3.31%/(d)/
 Portfolio Turnover
  Rate................     0.5%/(d)/



/(a) /Does not include expenses of the investment companies in which the Fund invests.
/(b) /Period from March 1, 2001, date operations commenced, through April 30,
  2001.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:



                         2001/(B)/
                         ----
LIFETIME 2020 FUND
------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Investment Income    0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.02)
                         -----
 Total From Investment
            Operations    0.03
                          ----
Net Asset Value, End
 of Period............  $10.03
                        ======
Total Return..........    0.20%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $10
 Ratio of Expenses to
  Average Net Assets
  /(a)/ ..............    0.38%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    2.83%/(d)/
 Portfolio Turnover
  Rate................     1.3%/(d)/

                         2001/(B)/
                         ----
LIFETIME 2020 FUND
------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Investment Income    0.04
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.02)
                         -----
 Total From Investment
            Operations    0.02
                          ----
Net Asset Value, End
 of Period............  $10.02
                        ======
Total Return..........    0.20%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $10
 Ratio of Expenses to
  Average Net Assets
  /(a)/ ..............    0.50%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    2.70%/(d)/
 Portfolio Turnover
  Rate................     1.3%/(d)/



/(a) /Does not include expenses of the investment companies in which the Fund invests.
/(b) /Period from March 1, 2001, date operations commenced, through April 30,
  2001.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:



                         2001/(B)/
                         ----
LIFETIME 2030 FUND
------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Investment Income    0.04
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.01)
                         -----
 Total From Investment
            Operations    0.03
                          ----
Net Asset Value, End
 of Period............  $10.03
                        ======
Total Return..........    0.30%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $10
 Ratio of Expenses to
  Average Net Assets
  /(a)/ ..............    0.38%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    2.23%/(d)/
 Portfolio Turnover
  Rate................     1.3%/(d)/

                         2001/(B)/
                         ----
LIFETIME 2030 FUND
------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Investment Income    0.03

 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.01)
                         -----
 Total From Investment
            Operations    0.02
                          ----
Net Asset Value, End
 of Period............  $10.02
                        ======
Total Return..........    0.20%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $10
 Ratio of Expenses to
  Average Net Assets
  /(a)/ ..............    0.50%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    2.09%/(d)/
 Portfolio Turnover
  Rate................     1.3%/(d)/



/(a) /Does not include expenses of the investment companies in which the Fund invests.
/(b) /Period from March 1, 2001, date operations commenced, through April 30,
  2001.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:



                         2001/(B)/
                         ----
LIFETIME 2040 FUND
------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Investment Income    0.03
                          ----
 Total From Investment
            Operations    0.03
                          ----
Net Asset Value, End
 of Period............  $10.03
                        ======
Total Return..........    0.30%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $10
 Ratio of Expenses to
  Average Net Assets
  /(a)/ ..............    0.38%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    1.58%/(d)/
 Portfolio Turnover
  Rate................     0.5%/(d)/

                         2001/(B)/
                         ----
LIFETIME 2040 FUND
------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Investment Income    0.02
                          ----
 Total From Investment
            Operations    0.02
                          ----
Net Asset Value, End
 of Period............  $10.02
                        ======
Total Return..........    0.20%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $10
 Ratio of Expenses to
  Average Net Assets
  /(a)/ ..............    0.50%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    1.46%/(d)/
 Portfolio Turnover
  Rate................     0.5%/(d)/



/(a) /Does not include expenses of the investment companies in which the Fund invests.
/(b) /Period from March 1, 2001, date operations commenced, through April 30,
  2001.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:



                         2001/(B)/
                         ----
LIFETIME 2050 FUND
------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Investment Income    0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.01
                          ----
 Total From Investment
            Operations    0.03
                          ----
Net Asset Value, End
 of Period............  $10.03
                        ======
Total Return..........    0.30%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $10
 Ratio of Expenses to
  Average Net Assets
  /(a)/ ..............    0.38%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.98%/(d)/
 Portfolio Turnover
  Rate................     0.5%/(d)/

                         2001/(B)/
                         ----
LIFETIME 2050 FUND
------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Investment Income    0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.02
                          ----
 Total From Investment
            Operations    0.03
                          ----
Net Asset Value, End
 of Period............  $10.03
                        ======
Total Return..........    0.30%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $10
 Ratio of Expenses to
  Average Net Assets
  /(a)/ ..............    0.50%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.85%/(d)/
 Portfolio Turnover
  Rate................     0.5%/(d)/



/(a) /Does not include expenses of the investment companies in which the Fund invests.
/(b) /Period from March 1, 2001, date operations commenced, through April 30,
  2001.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:



                         2001/(B)/
                         ----
LIFETIME STRATEGIC INCOME FUND
------------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Investment Income    0.07
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.02)
                         -----
 Total From Investment
            Operations    0.05
                          ----
Net Asset Value, End
 of Period............  $10.05
                        ======
Total Return..........    0.50%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $10
 Ratio of Expenses to
  Average Net Assets
  /(a)/ ..............    0.38%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    3.92%/(d)/
 Portfolio Turnover
  Rate................     0.5%/(d)/

                         2001/(B)/
                         ----
LIFETIME STRATEGIC INCOME FUND
------------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Investment Income    0.06
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.01)
                         -----
 Total From Investment
            Operations    0.05
                          ----
Net Asset Value, End
 of Period............  $10.05
                        ======
Total Return..........    0.40%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $10
 Ratio of Expenses to
  Average Net Assets
  /(a)/ ..............    0.50%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    3.79%/(d)/
 Portfolio Turnover
  Rate................     0.5%/(d)/



/(a) /Does not include expenses of the investment companies in which the Fund invests.
/(b) /Period from March 1, 2001, date operations commenced, through April 30,
  2001.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:



                         2001/(A)/
                         ----
MIDCAP BLEND FUND
-----------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..  $10.21
Income from Investment
 Operations:
 Net Investment Income    0.03
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.07
                          ----
 Total From Investment
            Operations    0.10
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.02)
                         -----
   Total Dividends and
         Distributions   (0.02)
                         -----
Net Asset Value, End
 of Period............  $10.29
                        ======
Total Return..........    1.75%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,287
 Ratio of Expenses to
  Average Net Assets..    0.91%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.56%/(c)/
 Portfolio Turnover
  Rate................    57.5%/(c)/

                         2001/(A)/
                         ----
MIDCAP BLEND FUND
-----------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..  $10.21
Income from Investment
 Operations:
 Net Investment Income    0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.07
                          ----
 Total From Investment
            Operations    0.09
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.02)
                         -----
   Total Dividends and
         Distributions   (0.02)
                         -----
Net Asset Value, End
 of Period............  $10.28
                        ======
Total Return..........    1.65%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,285
 Ratio of Expenses to
  Average Net Assets..    1.03%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.53%/(c)/
 Portfolio Turnover
  Rate................    57.5%/(c)/



/(a) /Period from December 6, 2000, date shares first offered, through April 30,
  2001. Preferred and Select each recognized $.02 of net investment income per share and incurred an unrealized gain of $.19 per share from December 1, 2000 through December 5, 2000.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:



                          2001/(A)/
                          ----
MIDCAP GROWTH FUND
------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..   $10.02
Income from Investment
 Operations:
 Net Investment Income    (0.06)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (1.63)
                          -----
 Total From Investment
            Operations    (1.69)
                          -----
Net Asset Value, End
 of Period............    $8.33
                          =====
Total Return..........   (15.16)%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,041
 Ratio of Expenses to
  Average Net Assets..     0.91%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.70)%/(c)/
 Portfolio Turnover
  Rate................    344.2%/(c)/

                          2001/(A)/
                          ----
MIDCAP GROWTH FUND
------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..   $10.02
Income from Investment
 Operations:
 Net Investment Income    (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (1.67)
                          -----
 Total From Investment
            Operations    (1.68)
                          -----
Net Asset Value, End
 of Period............    $8.34
                          =====
Total Return..........   (15.06)%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,043
 Ratio of Expenses to
  Average Net Assets..     1.03%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.61)%/(c)/
 Portfolio Turnover
  Rate................    344.2%/(c)/



/(a) /Period from December 6, 2000, date shares first offered, through April 30,
  2001. Preferred recognized $.01 of net investment income per share from November 27, 2000 through December 5, 2000. In addition, Preferred and Select incurred an unrealized gain of $.01 and $.02 per share, respectively, during the initial interim period.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:



                         2001/(A)/
                         ----
MIDCAP S&P 400 INDEX FUND
-------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..  $10.33
Income from Investment
 Operations:
 Net Investment Income    0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.07
                          ----
 Total From Investment
            Operations    0.12
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.02)
                         -----
   Total Dividends and
         Distributions   (0.02)
                         -----
Net Asset Value, End
 of Period............  $10.43
                        ======
Total Return..........    2.11%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,304
 Ratio of Expenses to
  Average Net Assets..    0.41%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.63%/(c)/
 Portfolio Turnover
  Rate................    51.5%/(c)/

                         2001/(A)/
                         ----
MIDCAP S&P 400 INDEX FUND
-------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..  $10.33
Income from Investment
 Operations:
 Net Investment Income    0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.10
                          ----
 Total From Investment
            Operations    0.12
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.02)
                         -----
   Total Dividends and
         Distributions   (0.02)
                         -----
Net Asset Value, End
 of Period............  $10.43
                        ======
Total Return..........    2.11%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,305
 Ratio of Expenses to
  Average Net Assets..    0.53%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.48%/(c)/
 Portfolio Turnover
  Rate................    51.5%/(c)/



/(a) /Period from December 6, 2000, date shares first offered, through April 30,
  2001. Preferred and Select each recognized $.01 of net investment income per share and incurred an unrealized gain of $.32 per share from December 1, 2000 through December 5, 2000.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:



                         2001/(A)/
                         ----
MIDCAP VALUE FUND
-----------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..  $10.18
Income from Investment
 Operations:
 Net Investment Income    0.07
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.70
                          ----
 Total From Investment
            Operations    0.77
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.02)
                         -----
   Total Dividends and
         Distributions   (0.02)
                         -----
Net Asset Value, End
 of Period............  $10.93
                        ======
Total Return..........    7.96%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,366
 Ratio of Expenses to
  Average Net Assets..    0.91%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.83%/(c)/
 Portfolio Turnover
  Rate................   115.6%/(c)/

                         2001/(A)/
                         ----
MIDCAP VALUE FUND
-----------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..  $10.18
Income from Investment
 Operations:
 Net Investment Income    0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.74
                          ----
 Total From Investment
            Operations    0.76
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.02)
                         -----
   Total Dividends and
         Distributions   (0.02)
                         -----
Net Asset Value, End
 of Period............  $10.92
                        ======
Total Return..........    7.86%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,365
 Ratio of Expenses to
  Average Net Assets..    1.03%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.58%/(c)/
 Portfolio Turnover
  Rate................   115.6%/(c)/



/(a) /Period from December 6, 2000, date shares first offered, through April 30,
  2001. Preferred and Select each recognized $.01 of net investment income per share and incurred an unrealized gain of $.17 per share from November 29, 2000 through December 5, 2000.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:



                         2001/(A)/
                         ----
MONEY MARKET FUND
-----------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..  $1.000
Income from Investment
 Operations:
 Net Investment Income   0.021
                         -----
 Total From Investment
            Operations   0.021
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...  (0.021)
                        ------
   Total Dividends and
         Distributions  (0.021)
                        ------
Net Asset Value, End
 of Period............  $1.000
                        ======
Total Return..........    2.16%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $4,700
 Ratio of Expenses to
  Average Net Assets..    0.66%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    5.33%/(c)/

                         2001/(A)/
                         ----
MONEY MARKET FUND
-----------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..  $1.000
Income from Investment
 Operations:
 Net Investment Income   0.021
                         -----
 Total From Investment
            Operations   0.021
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...  (0.021)
                        ------
   Total Dividends and
         Distributions  (0.021)
                        ------
Net Asset Value, End
 of Period............  $1.000
                        ======
Total Return..........    2.10%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $100
 Ratio of Expenses to
  Average Net Assets..    0.78%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    5.21%/(c)/



/(a) /Period from December 6, 2000, date shares first offered, through April 30,
  2001. Preferred and Select each recognized $.001 of net investment income per share, all of which was distributed, during the period November 28, 2000 through December 5, 2000.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:



                          2001/(A)/
                          ----
PACIFIC BASIN FUND
------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..   $10.20
Income from Investment
 Operations:
 Net Investment Income     0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (1.06)
                          -----
 Total From Investment
            Operations    (1.04)
 ----
Net Asset Value, End
 of Period............    $9.16
                          =====
Total Return..........   (11.67)%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,136
 Ratio of Expenses to
  Average Net Assets..     1.26%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.48)%/(c)/
 Portfolio Turnover
  Rate................     46.9%/(c)/

                          2001/(A)/
                          ----
PACIFIC BASIN FUND
------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..   $10.20
Income from Investment
 Operations:
 Net Investment Income     0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (1.05)
                          -----
 Total From Investment
            Operations    (1.04)
 ----
Net Asset Value, End
 of Period............    $9.16
                          =====
Total Return..........   (11.67)%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,146
 Ratio of Expenses to
  Average Net Assets..     1.38%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.27%/(c)/
 Portfolio Turnover
  Rate................     46.9%/(c)/



/(a) /Period from December 6, 2000, date shares first offered, through April 30,
  2001. Preferred and Select each incurred an unrealized gain of $.18 per share from November 30, 2000 through December 5, 2000.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:



                         2001/(A)/
                         ----
PARTNERS LARGECAP BLEND FUND
----------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..  $10.40
Income from Investment
 Operations:
 Net Investment Income    0.03
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.17)
                         -----
 Total From Investment
            Operations   (0.14)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.02)
                         -----
   Total Dividends and
         Distributions   (0.02)
                         -----
Net Asset Value, End
 of Period............  $10.24
                        ======
Total Return..........   (0.60)%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,025
 Ratio of Expenses to
  Average Net Assets..    1.01%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.75%/(c)/
 Portfolio Turnover
  Rate................   128.1%/(c)/

                         2001/(A)/
                         ----
PARTNERS LARGECAP BLEND FUND
----------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..  $10.40
Income from Investment
 Operations:
 Net Investment Income    0.03
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.17)
                         -----
 Total From Investment
            Operations   (0.14)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.02)
                         -----
   Total Dividends and
         Distributions   (0.02)
                         -----
Net Asset Value, End
 of Period............  $10.24
                        ======
Total Return..........   (0.60)%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,024
 Ratio of Expenses to
  Average Net Assets..    1.13%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.63%/(c)/
 Portfolio Turnover
  Rate................   128.1%/(c)/



/(a) /Period from December 6, 2000, date shares first offered, through April 30,
  2001. Preferred and Select each incurred an unrealized gain of $.40 per share from November 29, 2000 through December 5, 2000.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:



                          2001/(A)/
                          ----
PARTNERS LARGECAP GROWTH FUND I
-------------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..   $10.29
Income from Investment
 Operations:
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (1.65)
                          -----
 Total From Investment
            Operations    (1.65)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.01)
                          -----
   Total Dividends and
         Distributions    (0.01)
                          -----
Net Asset Value, End
 of Period............    $8.63
                          =====
Total Return..........   (14.43)%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $863
 Ratio of Expenses to
  Average Net Assets..     1.01%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.15)%/(c)/
 Portfolio Turnover
  Rate................     73.5%/(c)/

                          2001/(A)/
                          ----
PARTNERS LARGECAP GROWTH FUND I
-------------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..   $10.29
Income from Investment
 Operations:
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (1.66)
                          -----
 Total From Investment
            Operations    (1.66)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.01)
                          -----
   Total Dividends and
         Distributions    (0.01)
                          -----
Net Asset Value, End
 of Period............    $8.62
                          =====
Total Return..........   (14.44)%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $863
 Ratio of Expenses to
  Average Net Assets..     1.13%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.27)%/(c)/
 Portfolio Turnover
  Rate................     73.5%/(c)/



/(a) /Period from December 6, 2000, date shares first offered, through April 30,
  2001. Preferred and Select each incurred an unrealized gain of $.29 per share from November 28, 2000 through December 5, 2000.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:



                          2001/(A)/
                          ----
PARTNERS LARGECAP GROWTH FUND II
--------------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..   $10.67
Income from Investment
 Operations:
 Net Investment Income    (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (1.96)
                          -----
 Total From Investment
            Operations    (1.97)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.01)
                          -----
   Total Dividends and
         Distributions    (0.01)
                          -----
Net Asset Value, End
 of Period............    $8.69
                          =====
Total Return..........   (17.28)%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $869
 Ratio of Expenses to
  Average Net Assets..     1.26%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.36)%/(c)/
 Portfolio Turnover
  Rate................     40.2%/(c)/

                          2001/(A)/
                          ----
PARTNERS LARGECAP GROWTH FUND II
--------------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..   $10.67
Income from Investment
 Operations:
 Net Investment Income    (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (1.97)
                          -----
 Total From Investment
            Operations    (1.98)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.01)
                          -----
   Total Dividends and
         Distributions    (0.01)
                          -----
Net Asset Value, End
 of Period............    $8.68
                          =====
Total Return..........   (17.37)%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $869
 Ratio of Expenses to
  Average Net Assets..     1.38%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.48)%/(c)/
 Portfolio Turnover
  Rate................     40.2%/(c)/



/(a) /Period from December 6, 2000, date shares first offered, through April 30,
  2001. Preferred recognized $.01 of net investment income per share from November 30, 2000 through December 5, 2000. In addition, Preferred and Select incurred an unrealized gain of $.66 and $.67 per share, respectively, during the initial interim period.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:



                         2001/(A)/
                         ----
PARTNERS LARGECAP VALUE FUND
----------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..  $10.40
Income from Investment
 Operations:
 Net Investment Income    0.04
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.56
                          ----
 Total From Investment
            Operations    0.60
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.03)
                         -----
   Total Dividends and
         Distributions   (0.03)
                         -----
Net Asset Value, End
 of Period............  $10.97
                        ======
Total Return..........    7.30%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,098
 Ratio of Expenses to
  Average Net Assets..    1.06%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    1.31%/(c)/
 Portfolio Turnover
  Rate................    32.0%/(c)/

                         2001/(A)/
                         ----
PARTNERS LARGECAP VALUE FUND
----------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..  $10.40
Income from Investment
 Operations:
 Net Investment Income    0.04
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.55
                          ----
 Total From Investment
            Operations    0.59
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.03)
                         -----
   Total Dividends and
         Distributions   (0.03)
                         -----
Net Asset Value, End
 of Period............  $10.96
                        ======
Total Return..........    7.31%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,097
 Ratio of Expenses to
  Average Net Assets..    1.18%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    1.19%/(c)/
 Portfolio Turnover
  Rate................    32.0%/(c)/



/(a) /Period from December 6, 2000, date shares first offered, through April 30,
  2001. Preferred and Select each recognized $.01 of net investment income per share and incurred an unrealized gain of $.39 per share from November 27, 2000 through December 5, 2000.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.

                         PRINCIPAL INVESTORS FUND, INC.
                            JUNE 4, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:



                         2001/(A)/
                         ----
PARTNERS MIDCAP BLEND FUND
--------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.15
                          ----
 Total From Investment
            Operations    0.15
                          ----
Net Asset Value, End
 of Period............  $10.15
                        ======
Total Return..........    1.50%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $848
 Ratio of Expenses to
  Average Net Assets..    1.26%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.01%/(c)/
 Portfolio Turnover
  Rate................   209.4%/(c)/

                         2001/(A)/
                         ----
PARTNERS MIDCAP BLEND FUND
--------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.15
                          ----
 Total From Investment
            Operations    0.15
                          ----
Net Asset Value, End
 of Period............  $10.15
                        ======
Total Return..........    1.50%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $848
 Ratio of Expenses to
  Average Net Assets..    1.38%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.11)%/(c)/
 Portfolio Turnover
  Rate................   209.4%/(c)/



/(a) /Period from March 1, 2001, date operations commenced, through April 30,
  2001.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:



                          2001/(A)/
                          ----
PARTNERS MIDCAP GROWTH FUND
---------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..   $11.09
Income from Investment
 Operations:
 Net Investment Income    (0.08)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (2.22)
                          -----
 Total From Investment
            Operations    (2.30)
 ----
Net Asset Value, End
 of Period............    $8.79
                          =====
Total Return..........   (19.65)%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,098
 Ratio of Expenses to
  Average Net Assets..     1.26%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.98)%/(c)/
 Portfolio Turnover
  Rate................    403.2%/(c)/

                          2001/(A)/
                          ----
PARTNERS MIDCAP GROWTH FUND
---------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..   $11.09
Income from Investment
 Operations:
 Net Investment Income    (0.02)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (2.28)
                          -----
 Total From Investment
            Operations    (2.30)
 ----
Net Asset Value, End
 of Period............    $8.79
                          =====
Total Return..........   (19.65)%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,099
 Ratio of Expenses to
  Average Net Assets..     1.38%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (1.10)%/(c)/
 Portfolio Turnover
  Rate................    403.2%/(c)/



/(a) /Period from December 6, 2000, date shares first offered, through April 30,
  2001. Preferred recognized $.01 of net investment income per share from November 29, 2000 through December 5, 2000. In addition, Preferred and Select incurred an unrealized gain of $1.08 and $1.09 per share, respectively, during the initial interim period.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:



                         2001/(A)/
                         ----
PARTNERS MIDCAP VALUE FUND
--------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..  $10.14
Income from Investment
 Operations:
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.44
                          ----
 Total From Investment
            Operations    0.44
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.01)
                         -----
   Total Dividends and
         Distributions   (0.01)
                         -----
Net Asset Value, End
 of Period............  $10.57
                        ======
Total Return..........    5.05%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,058
 Ratio of Expenses to
  Average Net Assets..    1.26%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.04)%/(c)/
 Portfolio Turnover
  Rate................   281.3%/(c)/

                         2001/(A)/
                         ----
PARTNERS MIDCAP VALUE FUND
--------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..  $10.14
Income from Investment
 Operations:
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.44
                          ----
 Total From Investment
            Operations    0.44
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.01)
                         -----
   Total Dividends and
         Distributions   (0.01)
                         -----
Net Asset Value, End
 of Period............  $10.57
                        ======
Total Return..........    5.05%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,058
 Ratio of Expenses to
  Average Net Assets..    1.38%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.16)%/(c)/
 Portfolio Turnover
  Rate................   281.3%/(c)/



/(a) /Period from December 6, 2000, date shares first offered, through April 30,
  2001. Preferred and Select each incurred an unrealized gain of $.14 per share from November 28, 2000 through December 5, 2000.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:



                          2001/(A)/
                          ----
PARTNERS SMALLCAP GROWTH FUND I
-------------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..    $9.82
Income from Investment
 Operations:
 Net Investment Income    (0.02)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (1.31)
                          -----
 Total From Investment
            Operations    (1.33)
                          -----
Net Asset Value, End
 of Period............    $8.49
                          =====
Total Return..........   (11.47)%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $849
 Ratio of Expenses to
  Average Net Assets..     1.36%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.92)%/(c)/
 Portfolio Turnover
  Rate................    185.5%/(c)/

                          2001/(A)/
                          ----
PARTNERS SMALLCAP GROWTH FUND I
-------------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..    $9.82
Income from Investment
 Operations:
 Net Investment Income    (0.02)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (1.32)
                          -----
 Total From Investment
            Operations    (1.34)
                          -----
Net Asset Value, End
 of Period............    $8.48
                          =====
Total Return..........   (11.57)%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $849
 Ratio of Expenses to
  Average Net Assets..     1.48%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (1.04)%/(c)/
 Portfolio Turnover
  Rate................    185.5%/(c)/



/(a) /Period from December 6, 2000, date shares first offered, through April 30,
  2001. Preferred and Select each incurred an unrealized loss of $.18 per share from November 28, 2000 through December 5, 2000.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:



                          2001/(A)/
                          ----
PARTNERS SMALLCAP GROWTH FUND II
--------------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..   $10.85
Income from Investment
 Operations:
 Net Investment Income    (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (2.83)
                          -----
 Total From Investment
            Operations    (2.84)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.01)
                          -----
   Total Dividends and
         Distributions    (0.01)
                          -----
Net Asset Value, End
 of Period............    $8.00
                          =====
Total Return..........   (24.77)%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $801
 Ratio of Expenses to
  Average Net Assets..     1.26%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.66)%/(c)/
 Portfolio Turnover
  Rate................    293.0%/(c)/

                          2001/(A)/
                          ----
PARTNERS SMALLCAP GROWTH FUND II
--------------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..   $10.85
Income from Investment
 Operations:
 Net Investment Income    (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (2.83)
                          -----
 Total From Investment
            Operations    (2.84)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.01)
                          -----
   Total Dividends and
         Distributions    (0.01)
                          -----
Net Asset Value, End
 of Period............    $8.00
                          =====
Total Return..........   (24.77)%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $801
 Ratio of Expenses to
  Average Net Assets..     1.38%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.78)%/(c)/
 Portfolio Turnover
  Rate................    293.0%/(c)/



/(a) /Period from December 6, 2000, date shares first offered, through April 30,
  2001. Preferred and Select each recognized $.01 of net investment income per share and incurred an unrealized gain of $.84 per share from November 29, 2000 through December 5, 2000.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:



                         2001/(A)/
                         ----
PARTNERS SMALLCAP VALUE FUND
----------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.44
                          ----
 Total From Investment
            Operations    0.44
                          ----
Net Asset Value, End
 of Period............  $10.44
                        ======
Total Return..........    4.40%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $872
 Ratio of Expenses to
  Average Net Assets..    1.26%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.20)%/(c)/
 Portfolio Turnover
  Rate................    15.5%/(c)/

                         2001/(A)/
                         ----
PARTNERS SMALLCAP VALUE FUND
----------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Investment Income   (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.45
                          ----
 Total From Investment
            Operations    0.44
                          ----
Net Asset Value, End
 of Period............  $10.44
                        ======
Total Return..........    4.40%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $872
 Ratio of Expenses to
  Average Net Assets..    1.38%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.32)%/(c)/
 Portfolio Turnover
  Rate................    15.5%/(c)/



/(a) /Period from March 1, 2001, date operations commenced, through April 30,
  2001.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:



                         2001/(A)/
                         ----
REAL ESTATE FUND
----------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..  $10.16
Income from Investment
 Operations:
 Net Investment Income    0.30
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.25)
                         -----
 Total From Investment
            Operations    0.05
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.09)
                         -----
   Total Dividends and
         Distributions   (0.09)
                         -----
Net Asset Value, End
 of Period............  $10.12
                        ======
Total Return..........    1.06%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,265
 Ratio of Expenses to
  Average Net Assets..    1.11%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    4.97%/(c)/
 Portfolio Turnover
  Rate................   118.1%/(c)/

                         2001/(A)/
                         ----
REAL ESTATE FUND
----------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..  $10.16
Income from Investment
 Operations:
 Net Investment Income    0.17
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.12)
                         -----
 Total From Investment
            Operations    0.05
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.09)
                         -----
   Total Dividends and
         Distributions   (0.09)
                         -----
Net Asset Value, End
 of Period............  $10.12
                        ======
Total Return..........    1.06%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,265
 Ratio of Expenses to
  Average Net Assets..    1.23%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    5.00%/(c)/
 Portfolio Turnover
  Rate................   118.1%/(c)/



/(a) /Period from December 6, 2000, date shares first offered, through April 30,
  2001. Preferred and Select each recognized $.01 of net investment income per share and incurred an unrealized gain of $.15 per share from November 30, 2000 through December 5, 2000.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:



                         2001/(A)/
                         ----
SMALLCAP BLEND FUND
-------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..  $10.56
Income from Investment
 Operations:
 Net Investment Income    0.03
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.35
                          ----
 Total From Investment
            Operations    0.38
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.01)
                         -----
   Total Dividends and
         Distributions   (0.01)
                         -----
Net Asset Value, End
 of Period............  $10.93
                        ======
Total Return..........    4.32%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,367
 Ratio of Expenses to
  Average Net Assets..    1.01%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.28%/(c)/
 Portfolio Turnover
  Rate................   149.3%/(c)/

                         2001/(A)/
                         ----
SMALLCAP BLEND FUND
-------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..  $10.56
Income from Investment
 Operations:
 Net Investment Income    0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.37
                          ----
 Total From Investment
            Operations    0.38
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.01)
                         -----
   Total Dividends and
         Distributions   (0.01)
                         -----
Net Asset Value, End
 of Period............  $10.93
                        ======
Total Return..........    4.32%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,367
 Ratio of Expenses to
  Average Net Assets..    1.13%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.57%/(c)/
 Portfolio Turnover
  Rate................   149.3%/(c)/



/(a) /Period from December 6, 2000, date shares first offered, through April 30,
  2001. Preferred and Select each recognized $.01 of net investment income per share and incurred an unrealized gain of $.55 per share from November 28, 2000 through December 5, 2000.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:



                         2001/(A)/
                         ----
SMALLCAP GROWTH FUND
--------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..   $9.45
Income from Investment
 Operations:
 Net Investment Income   (0.07)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.01)
                         -----
 Total From Investment
            Operations   (0.08)
                         -----
Net Asset Value, End
 of Period............   $9.37
                         =====
Total Return..........    0.11%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,171
 Ratio of Expenses to
  Average Net Assets..    1.01%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.80)%/(c)/
 Portfolio Turnover
  Rate................   182.6%/(c)/

                         2001/(A)/
                         ----
SMALLCAP GROWTH FUND
--------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..   $9.45
Income from Investment
 Operations:
 Net Investment Income   (0.02)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.05)
                         -----
 Total From Investment
            Operations   (0.07)
                         -----
Net Asset Value, End
 of Period............   $9.38
                         =====
Total Return..........    0.21%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,172
 Ratio of Expenses to
  Average Net Assets..    1.13%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.83)%/(c)/
 Portfolio Turnover
  Rate................   182.6%/(c)/



/(a) /Period from December 6, 2000, date shares first offered, through April 30,
  2001. Preferred and Select each incurred an unrealized loss of $.55 per share from November 27, 2000 through December 5, 2000.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:



                         2001/(A)/
                         ----
SMALLCAP S&P 600 INDEX FUND
---------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..  $10.61
Income from Investment
 Operations:
 Net Investment Income    0.03
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.60
                          ----
 Total From Investment
            Operations    0.63
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.01)
                         -----
   Total Dividends and
         Distributions   (0.01)
                         -----
Net Asset Value, End
 of Period............  $11.23
                        ======
Total Return..........    7.39%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,405
 Ratio of Expenses to
  Average Net Assets..    0.41%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.36%/(c)/
 Portfolio Turnover
  Rate................    51.7%/(c)/

                         2001/(A)/
                         ----
SMALLCAP S&P 600 INDEX FUND
---------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..  $10.61
Income from Investment
 Operations:
 Net Investment Income    0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.63
                          ----
 Total From Investment
            Operations    0.64
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.01)
                         -----
   Total Dividends and
         Distributions   (0.01)
                         -----
Net Asset Value, End
 of Period............  $11.24
                        ======
Total Return..........    7.49%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,406
 Ratio of Expenses to
  Average Net Assets..    0.53%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.31%/(c)/
 Portfolio Turnover
  Rate................    51.7%/(c)/



/(a) /Period from December 6, 2000, date shares first offered, through April 30,
  2001. Preferred and Select each recognized $.01 of net investment income per share and incurred an unrealized gain of $.60 per share from November 30, 2000 through December 5, 2000.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:



                         2001/(A)/
                         ----
SMALLCAP VALUE FUND
-------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..  $10.21
Income from Investment
 Operations:
 Net Investment Income    0.10
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.98
                          ----
 Total From Investment
            Operations    1.08
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.03)
                         -----
   Total Dividends and
         Distributions   (0.03)
                         -----
Net Asset Value, End
 of Period............  $11.26
                        ======
Total Return..........   11.21%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,407
 Ratio of Expenses to
  Average Net Assets..    1.01%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    1.35%/(c)/
 Portfolio Turnover
  Rate................    79.1%/(c)/

                         2001/(A)/
                         ----
SMALLCAP VALUE FUND
-------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..  $10.21
Income from Investment
 Operations:
 Net Investment Income    0.04
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    1.04
                          ----
 Total From Investment
            Operations    1.08
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.03)
                         -----
   Total Dividends and
         Distributions   (0.03)
                         -----
Net Asset Value, End
 of Period............  $11.26
                        ======
Total Return..........   11.21%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,408
 Ratio of Expenses to
  Average Net Assets..    1.13%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    1.12%/(c)/
 Portfolio Turnover
  Rate................    79.1%/(c)/



/(a) /Period from December 6, 2000, date shares first offered, through April 30,
  2001. Preferred and Select each recognized $.01 of net investment income per share and incurred an unrealized gain of $.20 per share from November 29, 2000 through December 5, 2000.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:



                          2001/(A)/
                          ----
TECHNOLOGY FUND
---------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..   $10.07
Income from Investment
 Operations:
 Net Investment Income    (0.03)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (2.47)
                          -----
 Total From Investment
            Operations    (2.50)
                          -----
Net Asset Value, End
 of Period............    $7.57
                          =====
Total Return..........   (25.80)%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $748
 Ratio of Expenses to
  Average Net Assets..     1.26%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.67)%/(c)/
 Portfolio Turnover
  Rate................    145.3%/(c)/

                          2001/(A)/
                          ----
TECHNOLOGY FUND
---------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..   $10.07
Income from Investment
 Operations:
 Net Investment Income    (0.03)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (2.47)
                          -----
 Total From Investment
            Operations    (2.50)
                          -----
Net Asset Value, End
 of Period............    $7.57
                          =====
Total Return..........   (25.80)%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $747
 Ratio of Expenses to
  Average Net Assets..     1.38%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.79)%/(c)/
 Portfolio Turnover
  Rate................    145.3%/(c)/



/(a) /Period from December 6, 2000, date shares first offered, through April 30,
  2001. Preferred and Select each incurred an unrealized gain of $.07 per share from November 27, 2000 through December 5, 2000.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.

Additional information about the Fund is available in the Statement of Additional Information, dated June 15, 2001, and which is part of this prospectus. The Statement of Additional Information can be obtained free of charge by writing or telephoning Princor Financial Services Corporation, P.O. Box 10423, Des Moines, IA 50306. Telephone 1-800-247-4123.


Information about the Fund can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling the Commission at 1-800-SEC-0330. Reports and other information about the Fund are available on the Commission's internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009.

The U.S. Government does not insure or guarantee an investment in any of the Funds. There can be no assurance that the Money Market Fund will be able to maintain a stable share price of $1.00 per share or that the Capital Preservation Fund will be able to maintain a stable share price of $10.00 per share.

Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, nor are shares of the Funds federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.


                Principal Investors Fund, Inc. SEC File 811-07572


                                  APPENDIX A

     RELATED PERFORMANCE OF THE SUB-ADVISORS

     The LifeTime, Partners MidCap Blend and Partners SmallCap Value Funds started operations in March 2001. The other Funds started operations in December, 2000. The Funds have only limited historical performance data. The following tables set forth historical information about client accounts managed by a Sub-Advisor that have investment objectives and strategies similar to those of the corresponding Fund the Sub-Advisor manages. These client accounts may consist of individuals, institutions and other mutual funds. This composite data is provided to illustrate the past performance of each Sub-Advisor in managing similar accounts and does not represent the performance of any Fund.

     On the following pages "composite performance" is shown for each Sub-Advisor with regard to all of those similarly managed accounts. The composite performance is computed based upon essentially the Sub-Advisor's asset weighted "average" performance with regard to such accounts. The composite performance information shown is based on a composite of all accounts of each Sub-Advisor (and its predecessor, if any) having substantially similar investment objectives, policies and strategies to the corresponding Fund. The composite results reflect the deduction of all fees and expenses actually incurred by the client accounts.

     Portions of the information below are based on data supplied by the Sub-Advisors and from statistical services, reports or other sources believed by the Manager to be reliable. However, such information has not been verified or audited by the Manager.

     Some of the accounts included in the composites are not mutual funds registered under the 1940 Act. Those accounts are not subject to investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and the Internal Revenue Code. If such requirements were applicable to these accounts, the performance shown may have been lower.

     The performance data should not be considered as an indication of future performance of any Fund or any Sub-Advisor. In addition, the effect of taxes is not reflected in the information below as it will depend on the investor's tax status.

     Please note that 1999 was an exceptionally good year for the stocks of technology companies and mutual funds that invest in them. It should not be expected that those stocks and funds will perform as well every year. Stock prices can change unpredictably and, in fact, they may lose value in some years.


PERFORMANCE RESULTS - STABLE FUNDS


  Average Annual Performance

   (through March 31, 2001)


                                         Since
                                                               YTD         1 YR
     3 YR          5 YR        10 YR    Inception
High Quality Short-Term Bond Fund Select                       3.07
                                          4.19
High Quality Short-Term Bond Fund Preferred                    3.19
                                          4.31
PCII High Quality Short-Term Bond Composite                    2.52       10.46
      5.87         6.12
Lehman Brothers Mutual Fund 1-5 Gov't/Credit Index             3.19       10.95
      6.75         6.74        6.97
Average Short-Term Bond Category (Morningstar)                 2.86        9.80
      5.97         6.05        6.54

Money Market Fund Select                                       1.31
                                          1.73
Money Market Fund Preferred                                    1.34
                                          1.77
PCII Money Market Composite                                    1.43        6.26
      5.40         5.26        4.68



Annual Performance

(year ended December 31)


                                                              2000         1999
      1998         1997         1996        1995
High Quality Short-Term Bond Fund Select
High Quality Short-Term Bond Fund Preferred
PCII High Quality Short-Term Bond Composite                   8.81         1.05
      6.79         6.64         4.85
Lehman Brothers Mutual Fund 1-5 Gov't/Credit Index            8.96         2.09
      7.63         7.13         4.67       12.88
Average Short-Term Bond Category (Morningstar)                8.14         2.12
      6.28         6.51         4.35       11.48

Money Market Fund Select
Money Market Fund Preferred
PCII Money Market Composite                                   6.21         4.71
      5.13         5.10         4.95        5.53



Annual Performance

(year ended December 31)


                                                              1994        1993
      1992         1991
High Quality Short-Term Bond Fund Select
High Quality Short-Term Bond Fund Preferred
PCII High Quality Short-Term Bond Composite
Lehman Brothers Mutual Fund 1-5 Gov't/Credit Index           -0.72        7.10
      6.83        13.17
Average Short-Term Bond Category (Morningstar)               -0.86        6.86
      6.15        13.43

Money Market Fund Select
Money Market Fund Preferred
PCII Money Market Composite                                   3.69        2.59
      3.40         5.79


PERFORMANCE RESULTS - CONSERVATIVE FUNDS


     Average Annual Performance

      (through March 31, 2001)


                                          Since
                                                                      YTD
1 YR        3 YR       5 YR     10 YR   Inception
Bond & Mortgage Securities Fund Select                                3.14
                                          4.54
Bond & Mortgage Securities Fund Preferred                             3.06
                                          4.46
PCII Multi-Sector Composite                                           3.40
13.14        6.94       7.65     8.42
Lehman Brothers Aggregate Bond Index                                  3.19
10.95        6.75       6.74     7.98
Average Intermediate-Term Bond Category (Morningstar)                 3.04
10.68        5.65       6.49     7.62

Government Securities Fund Select                                     2.39
                                          3.37
Government Securities Fund Preferred                                  2.41
                                          3.39
PCII Mortgage-Backed Broad Composite                                  2.52
12.24        6.55       7.43     7.70
Lehman Brothers Mortgage Backed Securities Index                      2.73
12.66        6.98       7.59     7.78
Average Intermediate Government Category (Morningstar)                2.41
11.26        5.87       6.41     6.96

High Quality Intermediate-Term Bond Fund Select                       2.77
                                          4.08
High Quality Intermediate-Term Bond Fund Preferred                    2.99
                                          4.30
PCII High Quality Intermediate-Term Bond Composite                    3.15
12.74        6.52
Lehman Brothers Aggregate Bond Index                                  3.03
12.53        6.87       7.48     7.98
Average Intermediate-Term Bond Category (Morningstar)                 3.04
10.68        5.65       6.49     7.62

High Quality Long-Term Bond Fund Select                               1.77
                                          3.50
High Quality Long-Term Bond Fund Preferred                            1.69
                                          3.31
PCII High Quality Long-Term Bond Composite                            3.49
12.74        4.83
Lehman Brothers Long Term Gov't./Corporate Bond Index                 2.71
12.99        6.68       8.49     9.56
Average Long-Term Bond Category (Morningstar)                         3.01
9.78        4.65       6.48     7.85



        Annual Performance

     (year ended December 31)


                                                                    2000
1999       1998        1997       1996      1995
Bond & Mortgage Securities Fund Select
Bond & Mortgage Securities Fund Preferred
PCII Multi-Sector Composite                                         12.00
-0.57        7.97      10.16       3.94     18.41
Lehman Brothers Aggregate Bond Index                                11.63
-0.82        8.69       9.65       3.63     18.47
Average Intermediate-Term Bond Category (Morningstar)                9.45
-1.22        7.42       8.76       3.30     17.35

Government Securities Fund Select
Government Securities Fund Preferred
PCII Mortgage-Backed Broad Composite                                11.08
0.22        7.62       9.97       3.90     19.10
Lehman Brothers Mortgage Backed Securities Index                    11.16
1.85        6.97       9.49       5.36     16.80
Average Intermediate Government Category (Morningstar)              10.76
-1.44        7.45       8.45       2.80     16.42

High Quality Intermediate-Term Bond Fund Select
High Quality Intermediate-Term Bond Fund Preferred
PCII High Quality Intermediate-Term Bond Composite                  10.71
-0.57        8.28       9.32
Lehman Brothers Aggregate Bond Index                                11.63
-0.82        8.69       9.65       3.63     13.47
Average Intermediate-Term Bond Category (Morningstar)                9.45
-1.22        7.42       8.76       3.30     17.35

High Quality Long-Term Bond Fund Select
High Quality Long-Term Bond Fund Preferred
PCII High Quality Long-Term Bond Composite                          10.40
-7.41       10.39       4.85
Lehman Brothers Long Term Gov't./Corporate Bond Index               16.16
-7.64       11.76      14.52       0.13     29.93
Average Long-Term Bond Category (Morningstar)                        9.26
-2.78        6.51      10.53       3.54     21.33



        Annual Performance

     (year ended December 31)


                                                                      1994
1993       1992       1991
Bond & Mortgage Securities Fund Select
Bond & Mortgage Securities Fund Preferred
PCII Multi-Sector Composite                                          -2.05
10.67       8.25      15.89
Lehman Brothers Aggregate Bond Index                                 -2.92
9.75       7.40      16.00
Average Intermediate-Term Bond Category (Morningstar)                -3.73
10.39       7.20      16.62

Government Securities Fund Select
Government Securities Fund Preferred
PCII Mortgage-Backed Broad Composite                                 -4.41
9.21       6.13      16.81
Lehman Brothers Mortgage Backed Securities Index                     -1.61
6.84       6.96      15.72
Average Intermediate Government Category (Morningstar)               -4.02
8.03       6.39      14.67

High Quality Intermediate-Term Bond Fund Select
High Quality Intermediate-Term Bond Fund Preferred
PCII High Quality Intermediate-Term Bond Composite
Lehman Brothers Aggregate Bond Index                                 -2.92
9.75       7.40      16.00
Average Intermediate-Term Bond Category (Morningstar)                -3.73
10.39       7.20      16.62

High Quality Long-Term Bond Fund Select
High Quality Long-Term Bond Fund Preferred
PCII High Quality Long-Term Bond Composite
Lehman Brothers Long Term Gov't./Corporate Bond Index                -7.10
16.17       8.53      19.53
Average Long-Term Bond Category (Morningstar)                        -6.13
13.34       7.98      17.15


PERFORMANCE RESULTS - MODERATE FUNDS


Average Annual Performance

(through March 31, 2001)


                                        Since
                                                                 YTD         1
YR      3 YR         5 YR      10 YR    Inception
Balanced Fund Select                                            -7.14
                                        -7.57
Balanced Fund Preferred                                         -7.04
                                        -7.47
Invista Balanced Composite                                      -5.31
-2.21      2.24         8.35     10.71
PCII Multi-Sector Composite                                      3.19
10.95      6.75         6.74      8.42
S&P 500 Index                                                  -11.85
-21.67      3.05        14.18     14.41
Lehman Brothers Aggregate Bond Index                             3.03
12.53      6.87         7.48      7.98
Average Domestic Hybrid Category (Morningstar)                  -5.31
-5.38      3.20         8.93     10.25

LargeCap Blend Fund Select                                     -13.91
                                       -15.55
LargeCap Blend Fund Preferred                                  -13.70
                                       -15.35
Invista Large Cap Composite                                    -13.91
-24.42     -3.51         9.76
S&P 500 Index                                                  -11.85
-21.67      3.05        14.18     14.41
Average LargeCap Blend Category (Morningstar)                  -13.01
-21.11      1.79        11.75      12.5

Partners LargeCap Blend Fund Select                             -8.19
                                        -6.42
Partners LargeCap Blend Fund Preferred                          -8.19
                                        -6.42
Federated Capital Appreciation Composite                        -8.08
-18.22     11.21        17.61
S&P 500 Index                                                  -11.85
-21.67      3.05        14.18     14.41
Average LargeCap Blend Category (Morningstar)                  -13.01
-21.11      1.79        11.75      12.5

LargeCap Growth Fund Select                                    -23.34
                                       -28.44
LargeCap Growth Fund Preferred                                 -23.45
                                       -28.55
Invista Large Cap Growth Composite                             -23.48
-34.96
S&P/BARRA 500 Growth Index                                     -17.41
-38.19      0.30        13.74     13.63
Average LargeCap Growth Category (Morningstar)                 -19.98
-35.66      3.33        11.58     12.52

Partners LargeCap Growth Fund I Select                         -18.12
                                       -22.88
Partners LargeCap Growth Fund I Preferred                      -18.02
                                       -22.86
Morgan Stanley Equity Growth Composite                         -18.35
-33.80      1.71        14.17     14.65
S&P 500 Index                                                  -11.85
-21.67      3.05        14.18     14.41
Average LargeCap Growth Category (Morningstar)                 -19.98
-35.66      3.33        11.58     12.52

Partners LargeCap Growth Fund II Select                        -19.70
                                       -24.32
Partners LargeCap Growth Fund II Preferred                     -19.70
                                       -24.32
American Century Growth Composite                              -19.33
-38.10      3.25        12.89     11.30
Russell 1000 Growth Index                                      -20.90
-42.72     -0.53        11.56     12.73
Average LargeCap Growth Category (Morningstar)                 -19.98
-35.66      3.33        11.58     12.52



 Annual Performance

(year ended December 31)


                                                              2000        1999
   1998        1997       1996       1995
Balanced Fund Select
Balanced Fund Preferred
Invista Balanced Composite                                    -6.47        2.20
    12.17      20.03      10.69      26.88
PCII Multi-Sector Composite                                   12.00       -0.57
     7.97      10.16       3.94      18.41
S&P 500 Index                                                 -9.11       21.04
    28.58      33.36      22.96      37.58
Lehman Brothers Aggregate Bond Index                          11.63       -0.82
     8.69       9.65       3.63      18.47
Average Domestic Hybrid Category (Morningstar)                 2.06        8.24
    12.50      18.24      13.07      24.87

LargeCap Blend Fund Select
LargeCap Blend Fund Preferred
Invista Large Cap Composite                                  -12.12        9.57
    24.70      29.66      24.35
S&P 500 Index                                                 -9.11       21.04
    28.58      33.36      22.96      37.58
Average LargeCap Blend Category (Morningstar)                 -6.97       19.72
    21.95      27.43      20.37      31.99

Partners LargeCap Blend Fund Select
Partners LargeCap Blend Fund Preferred
Federated Capital Appreciation Composite                      -3.31       44.20
    20.71      31.30      18.98
S&P 500 Index                                                 -9.11       21.04
    28.58      33.36      22.96      37.58
Average LargeCap Blend Category (Morningstar)                 -6.97       19.72
    21.95      27.43      20.37      31.99

LargeCap Growth Fund Select
LargeCap Growth Fund Preferred
Invista Large Cap Growth Composite                           -10.24
S&P/BARRA 500 Growth Index                                   -22.08       28.25
    42.15      36.38      23.98      38.13
Average LargeCap Growth Category (Morningstar)               -14.09       39.72
    33.56      25.00      18.95      32.27

Partners LargeCap Growth Fund I Select
Partners LargeCap Growth Fund I Preferred
Morgan Stanley Equity Growth Composite                       -11.00       39.42
    21.11      31.40      31.23      45.03
S&P 500 Index                                                 -9.11       21.04
    28.58      33.36      22.96      37.58
Average LargeCap Growth Category (Morningstar)               -14.09       39.72
    33.56      25.00      18.95      32.27

Partners LargeCap Growth Fund II Select
Partners LargeCap Growth Fund II Preferred
American Century Growth Composite                            -14.71       34.68
    36.77      29.28      14.92      20.35
Russell 1000 Growth Index                                    -22.42       33.16
    38.71      30.49      23.12      37.19
Average LargeCap Growth Category (Morningstar)               -14.09       39.72
    33.56      25.00      18.95      32.27



 Annual Performance

(year ended December 31)


                                                             1994
1993             1992             1991
Balanced Fund Select
Balanced Fund Preferred
Invista Balanced Composite                                  -1.63
14.25            10.73            27.19
PCII Multi-Sector Composite                                 -2.05
10.67             8.25            15.89
S&P 500 Index                                                1.32
10.08             7.62            30.47
Lehman Brothers Aggregate Bond Index                        -2.92
9.75             7.40            16.00
Average Domestic Hybrid Category (Morningstar)              -2.56
12.07             8.22            23.87

LargeCap Blend Fund Select
LargeCap Blend Fund Preferred
Invista Large Cap Composite
S&P 500 Index                                                1.32
10.08             7.62            30.47
Average LargeCap Blend Category (Morningstar)               -1.08
11.12             7.62            32.13

Partners LargeCap Blend Fund Select
Partners LargeCap Blend Fund Preferred
Federated Capital Appreciation Composite
S&P 500 Index                                                1.32
10.08             7.62            30.47
Average LargeCap Blend Category (Morningstar)               -1.08
11.12             7.62            32.13

LargeCap Growth Fund Select
LargeCap Growth Fund Preferred
Invista Large Cap Growth Composite
S&P/BARRA 500 Growth Index                                   3.13
1.68             5.07            38.37
Average LargeCap Growth Category (Morningstar)              -2.32
10.31             5.83            43.69

Partners LargeCap Growth Fund I Select
Partners LargeCap Growth Fund I Preferred
Morgan Stanley Equity Growth Composite                       3.18
4.32             5.99            25.54
S&P 500 Index                                                1.32
10.08             7.62            30.47
Average LargeCap Growth Category (Morningstar)              -2.32
10.31             5.83            43.69

Partners LargeCap Growth Fund II Select
Partners LargeCap Growth Fund II Preferred
American Century Growth Composite                             -1.49
3.76            -4.29            69.02
Russell 1000 Growth Index                                      2.66
2.90             5.00            41.16
Average LargeCap Growth Category (Morningstar)                -2.32
10.31             5.83            43.69



PERFORMANCE RESULTS - MODERATE FUNDS


    Average Annual Performance

     (through March 31, 2001)


                                        Since
                                                             YTD        1 YR
     3 YR         5 YR        10 YR    Inception
LargeCap S&P 500 Index Fund Select                         -11.76
                                        -13.78
LargeCap S&P 500 Index Fund Preferred                      -11.76
                                        -13.78
Invista S&P 500 Index Composite                            -11.97     -21.97
     2.68        13.78
S&P 500 Index                                                3.19      10.95
     6.75         6.74       14.41
Average LargeCap Blend Category (Morningstar)              -13.01     -21.11
     1.79        11.75       12.50

LargeCap Value Fund Select                                  -6.67
                                         -3.63
LargeCap Value Fund Preferred                               -6.67
                                         -3.63
Invista Large Cap Value Composite                           -7.59      -2.66
    -2.12         9.42
S&P/BARRA 500 Value Index                                   -6.53      -1.07
     4.74        13.82       14.72
Average LargeCap Value Category (Morningstar)               -5.63       0.20
     2.35        11.57       13.00

Partners LargeCap Value Fund Select                         -1.31
                                          3.49
Partners LargeCap Value Fund Preferred                      -1.31
                                          3.39
Sanford C. Bernstein Diversified Value Composite            -1.88      14.36

Russell 1000 Value Index                                    -5.68       0.27
     3.86        14.24       15.23
Average LargeCap Value Category (Morningstar)               -5.63       0.20
     2.35        11.57       13.00

MidCap Value Fund Select                                    -4.68
                                          0.55
MidCap Value Fund Preferred                                 -4.59
                                          0.65
Invista Mid Cap Value Composite                             -4.43       5.84
    -3.64         7.91       11.64
S&P/BARRA MidCap 400 Value Index                            -3.44      16.15
     6.37        15.18
Average MidCap Value Category (Morningstar)                 -2.98      10.72
     4.64        12.09       13.76

Partners MidCap Value Fund Select                           -6.82
                                         -0.81
Partners MidCap Value Fund Preferred                        -6.82
                                         -0.81
Neuberger Berman MidCap Value Composite                     -6.89      10.62
     1.78        12.84       14.63
Russell Midcap Value Index                                  -3.53      13.83
     3.15        13.06       15.47
Average MidCap Value Category (Morningstar)                 -2.98      10.72
     4.64        12.09       13.76

Real Estate Fund Select                                     -3.96
                                         -0.64
Real Estate Fund Preferred                                  -3.96
                                         -0.64
PCREI Real Estate Composite                                 -3.67      22.77
     3.24
Morgan Stanley REIT Index                                   -0.48      22.93
     0.27         9.59
Average Real Estate Category (Morningstar)                  -1.57      21.42
    -0.54         9.37        9.30



     Annual Performance

  (year ended December 31)


                                                           2000       1999
1998        1997      1996       1995
LargeCap S&P 500 Index Fund Select
LargeCap S&P 500 Index Fund Preferred
Invista S&P 500 Index Composite                            -9.44      20.62
28.16      32.89     22.51      37.07
S&P 500 Index                                              -9.11      21.04
28.58      33.36     22.96      37.58
Average LargeCap Blend Category (Morningstar)              -6.97      19.72
21.95      27.43     20.37      31.99

LargeCap Value Fund Select
LargeCap Value Fund Preferred
Invista Large Cap Value Composite                           3.88      -7.12
18.04      28.94     22.18
S&P/BARRA 500 Value Index                                   6.08      12.72
14.68      29.99     21.99      37.00
Average LargeCap Value Category (Morningstar)               5.47       6.63
13.10      27.01     20.79      32.28

Partners LargeCap Value Fund Select
Partners LargeCap Value Fund Preferred
Sanford C. Bernstein Diversified Value Composite           13.80       7.80
Russell 1000 Value Index                                    7.02       7.35
15.63      35.18     21.64      38.35
Average LargeCap Value Category (Morningstar)               5.47       6.63
13.10      27.01     20.79      32.28

MidCap Value Fund Select
MidCap Value Fund Preferred
Invista Mid Cap Value Composite                             6.32      -7.36
 3.25      35.49     16.03      41.18
S&P/BARRA MidCap 400 Value Index                           27.84       2.33
 4.67      34.32     19.40      34.04
Average MidCap Value Category (Morningstar)                16.82       7.78
 3.92      26.04     20.50      29.27

Partners MidCap Value Fund Select
Partners MidCap Value Fund Preferred
Neuberger Berman MidCap Value Composite                    29.70       8.04
-10.66      32.66     28.08      35.23
Russell Midcap Value Index                                 19.18      -0.11
 5.09      34.37     20.26      34.93
Average MidCap Value Category (Morningstar)                16.82       7.78
 3.92      26.04     20.50      29.27

Real Estate Fund Select
Real Estate Fund Preferred
PCREI Real Estate Composite                                31.15      -3.01
-10.20      19.83
Morgan Stanley REIT Index                                  26.81      -4.55
-16.90      18.58     35.89      12.90
Average Real Estate Category (Morningstar)                 25.83      -3.35
-15.79      23.05     31.68      15.17



     Annual Performance

  (year ended December 31)


                                                           1994             1993
            1992             1991
LargeCap S&P 500 Index Fund Select
LargeCap S&P 500 Index Fund Preferred
Invista S&P 500 Index Composite                            1.05
S&P 500 Index                                              1.32            10.08
            7.62            30.47
Average LargeCap Blend Category (Morningstar)             -1.08            11.12
            7.62            32.13

LargeCap Value Fund Select
LargeCap Value Fund Preferred
Invista Large Cap Value Composite
S&P/BARRA 500 Value Index                                 -0.63            18.60
           10.53            22.56
Average LargeCap Value Category (Morningstar)             -0.81            13.25
            9.89            28.51

Partners LargeCap Value Fund Select
Partners LargeCap Value Fund Preferred
Sanford C. Bernstein Diversified Value Composite
Russell 1000 Value Index                                  -1.99            18.12
           13.81            24.61
Average LargeCap Value Category (Morningstar)             -0.81            13.25
            9.89            28.51

MidCap Value Fund Select
MidCap Value Fund Preferred
Invista Mid Cap Value Composite                            0.98            11.43
            7.57            33.54
S&P/BARRA MidCap 400 Value Index                          -0.57            13.43
           16.02
Average MidCap Value Category (Morningstar)               -1.11            17.11
           13.54            29.65

Partners MidCap Value Fund Select
Partners MidCap Value Fund Preferred
Neuberger Berman MidCap Value Composite                   -1.89            16.44
           17.52            22.36
Russell Midcap Value Index                                -2.13            15.62
           21.68            37.92
Average MidCap Value Category (Morningstar)               -1.11            17.11
           13.54            29.65

Real Estate Fund Select
Real Estate Fund Preferred
PCREI Real Estate Composite
Morgan Stanley REIT Index
Average Real Estate Category (Morningstar)                -0.62            21.11
           15.87            29.59


PERFORMANCE RESULTS - AGGRESSIVE FUNDS


Average Annual Performance

(through March 31, 2001)


                                      Since
                                                             YTD          1 YR
    3 YR         5 YR        10 YR  Inception
MidCap Blend Fund Select                                    -7.68
                                      -3.69
MidCap Blend Fund Preferred                                 -7.58
                                      -3.59
Invista Mid Cap Core Composite                              -7.75        -5.03
    3.11        11.74
S&P MidCap 400 Index                                         3.19        10.95
    6.75         6.74       16.06
Average MidCap Blend Category (Morningstar)                 -9.48       -10.82
    1.74        11.02       13.05

Partners MidCap Blend Fund Select
                                      -6.40
Partners MidCap Blend Fund Preferred
                                      -6.40
Morgan Stanley MidCap Blend Composite                       -8.53        -6.56
    8.20        20.68
S&P MidCap 400 Index                                       -10.77        -6.95
    8.88        16.30       16.06
Average MidCap Blend Category (Morningstar)                 -9.48       -10.82
    1.74        11.02       13.05

MidCap Growth Fund Select                                  -26.74
                                      -29.42
MidCap Growth Fund Preferred                               -26.85
                                      -29.52
Invista Mid Cap Growth Composite                           -27.69       -40.79
    1.99         8.61
Russell Midcap Growth Index                                -25.09       -45.41
    1.75         9.78       12.38
Average MidCap Growth Category (Morningstar)               -22.38       -37.09
    6.01        10.31       12.60

MidCap S&P 400 Index Fund Select                           -10.81
                                      -7.87
MidCap S&P 400 Index Fund Preferred                        -10.81
                                      -7.87
Invista S&P 400 Index Composite                             -6.94        -3.79

S&P MidCap 400 Index                                       -10.77        -6.95
    8.88        16.30       16.06
Average MidCap Blend Category (Morningstar)                 -9.48       -10.82
    1.74        11.02       13.05

Partners MidCap Growth Fund Select                         -29.38
                                      -32.54
Partners MidCap Growth Fund Preferred                      -29.38
                                      -32.54
Turner Midcap Growth Composite                             -29.70       -46.07
   17.53
Russell Midcap Growth Index                                -25.09       -45.41
    1.75         9.78       12.38
Average MidCap Growth Category (Morningstar)               -22.38       -37.09
    6.01        10.31       12.60

SmallCap Blend Fund Select                                  -7.93
                                      -2.46
SmallCap Blend Fund Preferred                               -7.93
                                      -2.46
Invista Small Company Blend Composite                       -7.77         2.93
    0.77
Russell 2000 Index                                          -6.50       -15.33
   -0.89         7.76       11.81
Average SmallCap Blend Category (Morningstar)               -4.94        -0.73
    2.13        10.81       13.01



            Annual Performance

         (year ended December 31)


                                                            2000        1999
   1998          1997        1996         1995
MidCap Blend Fund Select
MidCap Blend Fund Preferred
Invista Mid Cap Core Composite                              13.49       12.37
    4.72        24.95       18.66        33.39
S&P MidCap 400 Index                                        17.51       14.72
   19.11        32.25       19.18        30.92
Average MidCap Blend Category (Morningstar)                  3.37       18.70
    6.77        26.45       20.44        28.71

Partners MidCap Blend Fund Select
Partners MidCap Blend Fund Preferred
Morgan Stanley MidCap Blend Composite                       11.74       19.99
   15.78        39.58       40.77        32.71
S&P MidCap 400 Index                                        17.51       14.72
   19.11        32.25       19.18        30.92
Average MidCap Blend Category (Morningstar)                  3.37       18.70
    6.77        26.45       20.44        28.71

MidCap Growth Fund Select
MidCap Growth Fund Preferred
Invista Mid Cap Growth Composite                            -4.81       69.96
    2.48        26.15       13.40
Russell Midcap Growth Index                                -11.74       51.29
   17.86        22.54       17.48        33.98
Average MidCap Growth Category (Morningstar)                -6.90       63.90
   17.51        17.05       16.99        34.79

MidCap S&P 400 Index Fund Select
MidCap S&P 400 Index Fund Preferred
Invista S&P 400 Index Composite                             16.41
S&P MidCap 400 Index                                        17.51       14.72
   19.11        32.25       19.20        30.95
Average MidCap Blend Category (Morningstar)                  3.37       18.70
    6.77        26.45       20.44        28.71

Partners MidCap Growth Fund Select
Partners MidCap Growth Fund Preferred
Turner Midcap Growth Composite                              -8.10      126.09
   26.33        41.77       18.25
Russell Midcap Growth Index                                -11.74       51.29
   17.86        22.54       17.48        33.98
Average MidCap Growth Category (Morningstar)                -6.90       63.90
   17.51        17.05       16.99        34.79

SmallCap Blend Fund Select
SmallCap Blend Fund Preferred
Invista Small Company Blend Composite                       19.86       12.50
  -11.27        15.89
Russell 2000 Index                                          -3.02       21.26
   -2.55        22.36       16.50        28.45
Average SmallCap Blend Category (Morningstar)               12.84       18.18
   -3.64        26.12       19.66        25.51



            Annual Performance

         (year ended December 31)


                                                             1994
1993             1992             1991
MidCap Blend Fund Select
MidCap Blend Fund Preferred
Invista Mid Cap Core Composite                                5.46
-0.26             9.01
S&P MidCap 400 Index                                         -3.59
13.93            11.90            50.07
Average MidCap Blend Category (Morningstar)                  -1.61
14.50            14.93            36.20

Partners MidCap Blend Fund Select
Partners MidCap Blend Fund Preferred
Morgan Stanley MidCap Blend Composite
S&P MidCap 400 Index                                         -3.59
13.93            11.90            50.07
Average MidCap Blend Category (Morningstar)                  -1.61
14.50            14.93            36.20

MidCap Growth Fund Select
MidCap Growth Fund Preferred
Invista Mid Cap Growth Composite
Russell Midcap Growth Index                                  -2.16
11.19             8.71            47.03
Average MidCap Growth Category (Morningstar)                 -1.03
15.64             9.03            50.97

MidCap S&P 400 Index Fund Select
MidCap S&P 400 Index Fund Preferred
Invista S&P 400 Index Composite
S&P MidCap 400 Index                                         -3.58
13.95            11.91            50.10
Average MidCap Blend Category (Morningstar)                  -1.61
14.50            14.93            36.20

Partners MidCap Growth Fund Select
Partners MidCap Growth Fund Preferred
Turner Midcap Growth Composite
Russell Midcap Growth Index                                  -2.16
11.19             8.71            47.03
Average MidCap Growth Category (Morningstar)                 -1.03
15.64             9.03            50.97

SmallCap Blend Fund Select
SmallCap Blend Fund Preferred
Invista Small Company Blend Composite
Russell 2000 Index                                           -1.82
18.88            18.41            46.04
Average SmallCap Blend Category (Morningstar)                -0.97
16.65            14.39            39.57



PERFORMANCE RESULTS - AGGRESSIVE FUNDS


 Average Annual Performance

  (through March 31, 2001)


                                        Since
                                                              YTD          1 YR
     3 YR         5 YR        10 YR    Inception
SmallCap Growth Fund Select                                  -10.94
                                        -14.74
SmallCap Growth Fund Preferred                               -11.05
                                        -14.85
Invista Small Cap Growth Composite                           -11.99       -52.41
     -6.49         5.36
Russell 2000 Growth Index                                      3.19        10.95
      6.75         6.74        8.03
Average SmallCap Growth Category (Morningstar)               -17.98       -32.50
      2.28         8.21       12.06

Partners SmallCap Growth Fund I Select                       -24.55
                                        -21.48
Partners SmallCap Growth Fund I Preferred                    -24.55
                                        -21.48
Neuberger Berman SmallCap Growth Composite                   -24.95       -55.62

Russell 2000 Growth Index                                    -15.21       -39.82
     -5.22         2.51        8.03
Average SmallCap Growth Category (Morningstar)               -17.98       -32.50
      2.28         8.21       12.06

Partners SmallCap Growth Fund II Select                      -24.52
                                        -33.71
Partners SmallCap Growth Fund II Preferred                   -24.52
                                        -33.71
Federated Aggressive Growth Composite                        -19.94       -65.71
     -6.99
S&P/BARRA 600 Growth Index                                   -13.15       -19.36
     -1.19         6.32
Average SmallCap Growth Category (Morningstar)               -17.98       -32.50
      2.28         8.21       12.06

SmallCap S&P 600 Index Fund Select                            -6.44
                                          0.03
SmallCap S&P 600 Index Fund Preferred                         -6.53
                                         -0.07
Invista Small Cap S&P 600 Index Composite                    -10.78        -6.99

S&P SmallCap 600 Index                                        -6.57        -1.28
      1.42        10.80       13.91
Average SmallCap Blend Category (Morningstar)                 -4.94        -0.73
      2.13        10.81       13.01

SmallCap Value Fund Select                                    -2.41
                                          4.00
SmallCap Value Fund Preferred                                 -2.50
                                          4.00
Invista Small Cap Value Composite                             -2.33         9.31
     -5.07         7.79
Russell 2000 Value Index                                       0.97        19.44
      1.80        11.85       14.81
Average SmallCap Value Category (Morningstar)                  0.76        13.27
      0.83        11.23       12.75

Partners SmallCap Value Fund Select
                                         -2.50
Partners SmallCap Value Fund Preferred
                                         -2.50
Ark Asset Small Cap Value Composite                            1.00        19.50
      1.80        11.90
Russell 2000 Value Index                                       0.97        19.44
      1.80        11.85       14.81
Average SmallCap Value Category (Morningstar)                  0.76        13.27
      0.83        11.23       12.75



 Annual Performance

(year ended December 31)


                                                             2000         1999
      1998          1997        1996         1995
SmallCap Growth Fund Select
SmallCap Growth Fund Preferred
Invista Small Cap Growth Composite                          -33.86        66.37
      -2.47        34.77       14.19
Russell 2000 Growth Index                                   -22.43        43.09
       1.23        12.95       11.26        31.04
Average SmallCap Growth Category (Morningstar)               -5.71        61.45
       4.49        18.19       19.99        35.44

Partners SmallCap Growth Fund I Select
Partners SmallCap Growth Fund I Preferred
Neuberger Berman SmallCap Growth Composite                  -28.36       134.28
Russell 2000 Growth Index                                   -22.43         1.23
      12.95        11.26       31.04        -2.43
Average SmallCap Growth Category (Morningstar)               -5.71        61.45
       4.49        18.19       19.99        35.44

Partners SmallCap Growth Fund II Select
Partners SmallCap Growth Fund II Preferred
Federated Aggressive Growth Composite                       -51.02       111.60
       8.08        30.06
S&P/BARRA 600 Growth Index                                    0.57        19.57
       2.29        15.67       16.09        29.07
Average SmallCap Growth Category (Morningstar)               -5.71        61.45
       4.49        18.19       19.99        35.44

SmallCap S&P 600 Index Fund Select
SmallCap S&P 600 Index Fund Preferred
Invista Small Cap S&P 600 Index Composite                    10.17
S&P SmallCap 600 Index                                       11.80        12.40
      -1.31        25.58       21.32        29.97
Average SmallCap Blend Category (Morningstar)                12.84        18.18
      -3.64        26.12       19.66        25.51

SmallCap Value Fund Select
SmallCap Value Fund Preferred
Invista Small Cap Value Composite                            12.05        -8.92
      -6.03        33.65       26.44
Russell 2000 Value Index                                     22.83        -1.49
      -6.45        31.78       21.37        25.75
Average SmallCap Value Category (Morningstar)                16.98         4.49
      -6.99        30.04       25.53        25.13

Partners SmallCap Value Fund Select
Partners SmallCap Value Fund Preferred
Ark Asset Small Cap Value Composite                          33.67         6.05
      -1.89        32.41       24.03        33.78
Russell 2000 Value Index                                     22.83        -1.49
      -6.45        31.78       21.37        25.75
Average SmallCap Value Category (Morningstar)                16.98         4.49
      -6.99        30.04       25.53        25.13



 Annual Performance

(year ended December 31)


                                                              1994
1993             1992             1991
SmallCap Growth Fund Select
SmallCap Growth Fund Preferred
Invista Small Cap Growth Composite
Russell 2000 Growth Index                                     -2.43
13.36             7.77            51.19
Average SmallCap Growth Category (Morningstar)                -0.28
16.70            11.99            53.64

Partners SmallCap Growth Fund I Select
Partners SmallCap Growth Fund I Preferred
Neuberger Berman SmallCap Growth Composite
Russell 2000 Growth Index                                     13.36
7.77            51.19           -17.14
Average SmallCap Growth Category (Morningstar)                -0.28
16.70            11.99            53.64

Partners SmallCap Growth Fund II Select
Partners SmallCap Growth Fund II Preferred
Federated Aggressive Growth Composite
S&P/BARRA 600 Growth Index                                    -5.47
Average SmallCap Growth Category (Morningstar)                -0.28
16.70            11.99            53.64

SmallCap S&P 600 Index Fund Select
SmallCap S&P 600 Index Fund Preferred
Invista Small Cap S&P 600 Index Composite
S&P SmallCap 600 Index                                        -4.77
18.78            21.04            48.49
Average SmallCap Blend Category (Morningstar)                 -0.97
16.65            14.39            39.57

SmallCap Value Fund Select
SmallCap Value Fund Preferred
Invista Small Cap Value Composite
Russell 2000 Value Index                                      -1.27
23.84            29.14            41.70
Average SmallCap Value Category (Morningstar)                 -0.81
16.72            20.29            37.19

Partners SmallCap Value Fund Select
Partners SmallCap Value Fund Preferred
Ark Asset Small Cap Value Composite
Russell 2000 Value Index                                      -1.27
23.84            29.14            41.70
Average SmallCap Value Category (Morningstar)                 -0.81
16.72            20.29            37.19


PERFORMANCE RESULTS - AGGRESSIVE FUNDS


Average Annual Performance

(through March 31, 2001)


                                     Since
                                                               YTD         1 YR
     3 YR      5 YR        10 YR    Inception
Technology Fund Select                                        -26.39
                                     -35.56
Technology Fund Preferred                                     -26.39
                                     -35.56
BT Technology Composite                                       -26.62
MSCI Global Technology and Telecommunications Index             3.19       10.95
      6.75      6.74
Average Technology Category (Morningstar)                     -34.82      -61.64
     10.07     14.20       19.42



  Annual Performance

(year ended December 31)


                                                             2000         1999
     1998         1997       1996      1995
Technology Fund Select
Technology Fund Preferred
BT Technology Composite
MSCI Global Technology and Telecommunications Index         -42.13
Average Technology Category (Morningstar)                   -33.13       136.50
      52.41        9.58      20.31     42.89



  Annual Performance

(year ended December 31)



                                                            1994
1993             1992             1991
Technology Fund Select
Technology Fund Preferred
BT Technology Composite
MSCI Global Technology and Telecommunications Index
Average Technology Category (Morningstar)                    13.18
24.07            13.03            46.92


PERFORMANCE RESULTS - DYNAMIC FUNDS


  Average Annual Performance

   (through March 31, 2001)


                                        Since
                                                                    YTD
1 YR      3 YR     5 YR       10 YR    Inception
European Fund Select                                               -16.60
                                        -12.76
European Fund Preferred                                            -16.70
                                        -12.86
BT European Composite                                              -17.20
-31.08      0.06    14.73
MSCI Europe (15) Index--ND                                           3.19
10.95      6.75     6.74      11.07
Average Europe Category (Morningstar)                              -16.38
-27.12     -0.86     9.22       9.88

International Emerging Markets Fund Select                          -7.65
                                         -8.66
International Emerging Markets Fund Preferred                       -7.75
                                         -8.84
Invista International Emerging Markets Equity Composite             -7.48
-37.62     -6.04     1.87
MSCI - Emerging Markets Free--ID                                    -6.19
-37.30    -10.45    -8.37
Average Diversified Emerging Market Category (Morningstar)          -6.72
-37.84     -8.58    -4.96       0.19

International Fund I Select                                        -17.22
                                        -14.08
International Fund I Preferred                                     -17.32
                                        -14.18
Invista International Broad Markets Composite                      -17.51
-26.50     -2.30     6.83      10.32
MSCI EAFE (Europe, Australia, Far East) Index--ND                  -13.73
-25.88     -0.56     3.43       5.90
Average Foreign Category (Morningstar)                             -14.31
-28.67      0.51     5.47       7.23

International Fund II Select                                       -14.91
                                        -15.24
International Fund II Preferred                                    -14.91
                                        -15.24
BT International Composite                                         -15.00
MSCI EAFE (Europe, Australia, Far East) Index--ND                  -13.73
-25.88     -0.56     3.43       5.90
Average Foreign Category (Morningstar)                             -14.31
-28.67      0.51     5.47       7.23

International SmallCap Fund Select                                 -17.07
                                        -15.86
International SmallCap Fund Preferred                              -16.97
                                        -15.76
Invista International Small Cap Equity Composite                   -16.80
-36.54      8.59    18.11
Salomon Smith Barney DISC                                           -8.32
-18.38     -1.46    -1.04       2.91
Average Foreign Category (Morningstar)                             -14.31
-28.67      0.51     5.47       7.23

Pacific Basin Fund Select                                           -9.22
                                        -18.32
Pacific Basin Fund Preferred                                        -9.22
                                        -18.32
BT Pacific Basin Composite                                          -8.42
-36.65     14.06
MSCI Pacific Free Index--ND                                         -9.23
-32.32      1.78    -6.20      -0.35
Average Diversified Pacific/Asia Category (Morningstar)             -9.39
-40.27      0.65    -5.99       3.94



          Annual Performance

        (year ended December 31)


                                                                   2000
1999       1998         1997         1996
European Fund Select
European Fund Preferred
BT European Composite                                             -15.51
33.95      30.86        26.33        41.31
MSCI Europe (15) Index--ND                                         -8.39
15.89      28.53        23.80        21.09
Average Europe Category (Morningstar)                              -6.58
26.11      21.56        18.42        24.99

International Emerging Markets Fund Select
International Emerging Markets Fund Preferred
Invista International Emerging Markets Equity Composite           -28.63
63.25     -17.59        11.38        25.57
MSCI - Emerging Markets Free--ID                                  -31.86
63.70     -27.52       -13.41         3.92
Average Diversified Emerging Market Category (Morningstar)        -31.11
71.86     -27.03        -3.68        13.35

International Fund I Select
International Fund I Preferred
Invista International Broad Markets Composite                      -7.57
25.78      10.47        12.43        24.54
MSCI EAFE (Europe, Australia, Far East) Index--ND                 -14.17
26.96      20.00         1.78         6.05
Average Foreign Category (Morningstar)                            -15.66
44.49      13.00         5.43        12.39

International Fund II Select
International Fund II Preferred
BT International Composite
MSCI EAFE (Europe, Australia, Far East) Index--ND                 -14.17
26.96      20.00         1.78         6.05
Average Foreign Category (Morningstar)                            -15.66
44.49      13.00         5.43        12.39

International SmallCap Fund Select
International SmallCap Fund Preferred
Invista International Small Cap Equity Composite                  -11.70
86.79      13.24        15.62        40.53
Salomon Smith Barney DISC                                          -8.34
25.25       5.92       -16.82         8.79
Average Foreign Category (Morningstar)                            -15.66
44.49      13.00         5.43        12.39

Pacific Basin Fund Select
Pacific Basin Fund Preferred
BT Pacific Basin Composite                                        -31.01
132.40       7.35       -27.91
MSCI Pacific Free Index--ND                                       -25.78
56.65       2.72       -25.87        -8.30
Average Diversified Pacific/Asia Category (Morningstar)           -35.75
92.50      -5.91       -27.90         4.02



          Annual Performance

        (year ended December 31)


                                                                  1995
1994         1993        1992        1991
European Fund Select
European Fund Preferred
BT European Composite                                              9.36
8.49       43.12
MSCI Europe (15) Index--ND                                        21.62
2.28       29.28       -4.71       13.11
Average Europe Category (Morningstar)                             16.26
2.52       28.15       -6.82        7.47

International Emerging Markets Fund Select
International Emerging Markets Fund Preferred
Invista International Emerging Markets Equity Composite            7.46
MSCI - Emerging Markets Free--ID                                  -6.95
-8.67       71.26
Average Diversified Emerging Market Category (Morningstar)        -3.45
-9.27       73.26        0.26       18.10

International Fund I Select
International Fund I Preferred
Invista International Broad Markets Composite                     14.07
-2.38       44.82        2.73       16.82
MSCI EAFE (Europe, Australia, Far East) Index--ND                 11.21
7.78       32.56      -12.17       12.13
Average Foreign Category (Morningstar)                             9.82
-0.40       36.71       -4.54       13.07

International Fund II Select
International Fund II Preferred
BT International Composite
MSCI EAFE (Europe, Australia, Far East) Index--ND                 11.21
7.78       32.56      -12.17       12.13
Average Foreign Category (Morningstar)                             9.82
-0.40       36.71       -4.54       13.07

International SmallCap Fund Select
International SmallCap Fund Preferred
Invista International Small Cap Equity Composite                   3.61
Salomon Smith Barney DISC                                          5.41
7.07       35.26      -13.02        8.08
Average Foreign Category (Morningstar)                             9.82
-0.40       36.71       -4.54       13.07

Pacific Basin Fund Select
Pacific Basin Fund Preferred
BT Pacific Basin Composite
MSCI Pacific Free Index--ND                                        2.95
12.76       36.21      -18.56       11.46
Average Diversified Pacific/Asia Category (Morningstar)            2.39
-5.49       59.02       -3.03       15.05



      IMPORTANT NOTES TO THE APPENDIX

      Lehman Brothers Aggregate Bond Index represents securities that are U.S. domestic, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis.

      Lehman Brothers Long Term Gov't./Corporate Bond Index is composed of all bonds covered by the Lehman Brothers Government/Corporate Bond Index with maturities of 10 years or greater. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization.

      Lehman Brothers Mortgage Backed Securities Index is composed of all fixed-rate, securitized mortgage pools by GNMA, FNMA, and the FHLMC, including GNMA Graduated Payment Mortgages. The minimum principal amount required for inclusion is $50 million. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization.

      Lehman Brothers Mutual Fund 1-5 Government/Credit Index is composed of treasury notes, agencies, and credits rated BBB or better, and with maturities of 1 year or greater and 5 years or less. It is a rolling mix of issues, as new issues are added and issues becoming less than 1 year to maturity are deleted.

      Morgan Stanley Capital International EMF (Emerging Markets Free) Index capitalization weighted and consists of stocks from 26 countries. These countries include: Argentina, Brazil, Chile, China Free, Columbia, Czech Republic, Greece, Hungary, India, Indonesia Free, Israel, Jordan, Korea at 50%, Malaysia Free, Mexico Free, Pakistan, Peru, Philippines Free, Poland, Portugal, South Africa, Sri Lanka, Taiwan at 50%, Thailand Free, Turkey and Venezuela.

      Morgan Stanley Capital International (MSCI) Europe (15) Index is a capitalization-weighted index. The index is designed to track the broader MSCI EMU Benchmark containing stocks in ten EMU member countries.

      Morgan Stanley Capital International (MSCI) Pacific Free Index is a market capitalization-weighted index representing all of the Morgan Stanley Capital International developed markets in the Pacific. It comprises six of the twenty-two countries that are included in the Morgan Stanley Capital International World. This index is created by aggregating the six different country indexes, all of which are created separately. This index is calculated with gross dividends reinvested. The countries represented by this index are: Australia, Hong Kong, Japan, Malaysia, New Zealand and Singapore. The "Free" aspect indicates that this index includes only securities that are allowed to be purchased by global investors.

      Morgan Stanley Capital International (MSCI) Global Technology and Telecommunications Index is an index composed of the developed markets countries in the MSCI World Index. Within these countries, only those securities which are included in the Information Technology and Telecommunication Services sectors according to the MSCI Global Industry Classification Standard are included in the index.

      Morgan Stanley REIT Index is a total-return index comprised of the most actively traded real estate investment trusts, and is designed to be a measure of real estate equity performance.

      Morgan Stanley Capital International (MSCI) EAFE (Europe, Australia, Far
      East) Index is a stock index designed to measure the investment returns of developed economies outside of North America.

     Russell 1000 Growth Index is an index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

     Russell 1000 Value Index is an index that measures the performance of those Russell 1000 companies with lower price to book ratios and lower forecasted growth values.

     Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

      Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. As of the latest reconstitution, the average market capitalization was approximately $580 million; the median market capitalization was approximately $466 million. The largest company in the index had an approximate market capitalization of $1.5 billion.

     Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

      Russell Midcap Growth Index measures the performance of those Russell MidCap companies with lower price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Value index.

      Russell Midcap Value Index is an index that measures the performance of those Russell Midcap companies with lower price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Value index.

      S&P 500 Index is a market capitalization-weighted index of 500 widely held stocks often used as a proxy for the stock market. It measures the movement of the largest issues. Standard & Poor's chooses the member companies for the 500 based on market size, liquidity and industry group representation. Included are the stocks of industrial, financial, utility and transportation companies.

      S&P/BARRA MidCap 400 Value Index is a market capitalization-weighted index of all the stocks in the S&P 400 that have low price-to-book ratios. The index is rebalanced semi-annually on January 1 and July 1.

      S&P/BARRA 500 Growth Index is a market capitalization-weighted index of all the stocks in the S&P 500 that have high price-to-book ratios. It is designed so that approximately 50% of the SPX market capitalization is in the Growth Index.

      S&P/BARRA 500 Value Index is a market capitalization-weighted index of the stocks in the S&P 500 Index having the highest book to price ratios. The index consists of approximately half of the S&P 500 on a market capitalization basis.

      S&P/BARRA 600 Growth Index is a market capitalization-weighted index of the stocks in the S&P SmallCap 600 Index having the lowest book to price ratios. The index consists of approximately half of the S&P SmallCap 600 on a market capitalization basis.

      S&P MidCap 400 Index includes approximately 10% of the capitalization of U.S. equity securities. These are comprised of stocks in the middle capitalization range. Any mid-sized stocks already included in the S&P 500 are excluded from this index.

      S&P SmallCap 600 Index consists of 600 domestic stocks chosen for market size, liquidity and industry group representation. It is a market weighted index (stock price x shares outstanding), with each stock affecting the index in proportion to its market value.

      Salomon Smith Barney DISC Index consists of companies that are generally larger than those in Salomon Smith Barney's standard small-cap indices. It contains a full complement of region, country, sector and industry indices.